                        PROSPECTUS -- DECEMBER 10, 1998
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                            SUNAMERICA SERIES TRUST
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                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

SunAmerica Series Trust ("Trust") is an open-end management investment company. The Trust consists of 25 Portfolios, each of which has its own investment objectives and policies.

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing primarily in investment grade fixed income securities.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining, at all times, a balanced portfolio of stocks and bonds.

The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that may include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments (debt securities maturing in 397 days or less) in any combination.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by primarily investing in equity securities that are expected to pay above-average dividends.

The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

THE HIGH-YIELD BOND AND WORLDWIDE HIGH INCOME PORTFOLIOS INVEST PREDOMINANTLY IN, AND THE CORPORATE BOND, BALANCED/PHOENIX INVESTMENT COUNSEL, ASSET ALLOCATION, EQUITY INCOME, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME, SMALL COMPANY VALUE AND EMERGING MARKETS PORTFOLIOS MAY INVEST IN, LOWER-RATED AND UNRATED BONDS (ALSO KNOWN AS "JUNK BONDS"). BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "DESCRIPTION OF SECURITIES AND INVESTMENT
TECHNIQUES -- RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.

The EQUITY INDEX PORTFOLIO seeks to provide investment results that correspond with the performance of the Standard & Poor's 500 Corporate Stock Price Index ("S&P 500").

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks.

                                                  (Cover continued on next page)
                            ------------------------

This prospectus contains information you should know before investing. Please read it carefully before you invest and keep it for future reference.


Investments in a Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the FDIC.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

(Cover continued from previous page)

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL and PUTNAM GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which its subadviser believes have the potential for appreciation.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing in a broadly diversified portfolio of equity securities of small capitalization companies.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective by investing primarily in common stocks traded on markets outside the U.S.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by its subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing mainly in the common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and may be sold to fund variable life contracts issued in the future. The contracts involve fees and expenses not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

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                               TABLE OF CONTENTS
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
 TOPIC                                       PAGE
 -----                                       ----
 FINANCIAL HIGHLIGHTS......................    4
 THE TRUST, ITS INVESTMENT OBJECTIVES AND
   POLICIES................................    7
        Cash Management Portfolio..........    8
        Corporate Bond Portfolio...........    8
        Global Bond Portfolio..............    9
        High-Yield Bond Portfolio..........   10
        Worldwide High Income Portfolio....   11
        SunAmerica Balanced Portfolio......   12
        Balanced/Phoenix Investment Counsel
        Portfolio..........................   13
        Asset Allocation Portfolio.........   14
        Equity Income Portfolio............   15
        Utility Portfolio..................   14
        Equity Index Portfolio.............   22
        Growth-Income Portfolio............   16
        Federated Value Portfolio..........   16
        Venture Value Portfolio............   17
        "Dogs" of Wall Street Portfolio....   18
        Alliance Growth Portfolio..........   20
        Growth/Phoenix Investment Counsel
        Portfolio..........................   20
        Putnam Growth Portfolio............   20
        Real Estate Portfolio..............   20
        Small Company Value Portfolio......   18
        Aggressive Growth Portfolio........   21
        International Growth and Income
        Portfolio..........................   22
        Global Equities Portfolio..........   23
        International Diversified Equities
        Portfolio..........................   24
        Emerging Markets Portfolio.........   24
 DESCRIPTION OF SECURITIES AND INVESTMENT
   TECHNIQUES..............................   25
 MANAGEMENT................................   36
 PORTFOLIO TURNOVER AND BROKERAGE..........
                                              44
 DIVIDENDS, DISTRIBUTIONS AND FEDERAL
   TAXES...................................   45
 PRICE OF SHARES...........................   46
 PURCHASES AND REDEMPTIONS.................   46
 SHAREHOLDER VOTING RIGHTS.................   46
 INDEPENDENT ACCOUNTANTS...................   47
 GENERAL INFORMATION.......................   47
 SHAREHOLDER INQUIRIES.....................   47
 FINANCIAL INFORMATION.....................   47

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                              FINANCIAL HIGHLIGHTS
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--------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET                      NET           TOTAL      DECLARED    FROM NET     NET                   NET
                     ASSET       NET         REALIZED         FROM      FROM NET    REALIZED    ASSET                 ASSETS
                     VALUE     INVEST-     & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                 END OF
                   BEGINNING     MENT     GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL      PERIOD
  PERIOD ENDED     OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***   (000'S)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                  Cash Management Portfolio
2/9/93-11/30/93     $10.00      $0.19         $ 0.01         $ 0.20      $   --      $   --     $10.20      2.00%    $ 24,603
11/30/94             10.20       0.38          (0.02)          0.36       (0.09)         --      10.47      3.51       89,098
11/30/95             10.47       0.56           0.01           0.57       (0.34)         --      10.70      5.59       90,731
11/30/96             10.70       0.53          (0.02)          0.51       (0.45)         --      10.76      4.92       91,247
11/30/97             10.76       0.53           0.01           0.54       (0.56)         --      10.74      5.22      156,119
5/31/98#             10.74       0.25           0.01           0.26       (0.68)         --      10.32      2.47      256,449
-----------------------------------------------------------------------------------------------------------------------------
                                                  Corporate Bond Portfolio
7/1/93-11/30/93      10.00       0.14           0.05           0.19          --          --      10.19      1.90       11,667
11/30/94             10.19       0.52          (0.87)         (0.35)      (0.05)      (0.04)      9.75     (3.41)      15,869
11/30/95              9.75       0.60           1.00           1.60       (0.53)         --      10.82     17.01       29,475
11/30/96             10.82       0.65           0.03           0.68       (0.41)         --      11.09      6.51       37,207
11/30/97             11.09       0.77           0.21           0.98       (0.53)         --      11.54      9.26       62,272
5/31/98#             11.54       0.39           0.09           0.48       (0.46)         --      11.56      4.18       99,855
-----------------------------------------------------------------------------------------------------------------------------
                                                    Global Bond Portfolio
7/1/93-11/30/93      10.00       0.13           0.17           0.30          --          --      10.30      3.00       25,010
11/30/94             10.30       0.53          (0.86)         (0.33)      (0.09)      (0.05)      9.83     (3.18)      44,543
11/30/95              9.83       0.60           0.97           1.57       (0.38)         --      11.02     16.40       59,759
11/30/96             11.02       0.59           0.54           1.13       (0.75)         --      11.40     10.94       68,221
11/30/97             11.40       0.52           0.38           0.90       (0.75)      (0.04)     11.51      8.43       89,043
5/31/98#             11.51       0.23           0.37           0.60       (0.79)      (0.22)     11.10      5.39       99,194
-----------------------------------------------------------------------------------------------------------------------------
                                                  High-Yield Bond Portfolio
2/9/93-11/30/93      10.00       0.76           0.36           1.12          --          --      11.12     11.20       41,851
11/30/94             11.12       1.20          (1.65)         (0.45)      (0.29)      (0.06)     10.32     (4.26)      55,803
11/30/95             10.32       1.11           0.12           1.23       (1.02)         --      10.53     12.64       82,174
11/30/96             10.53       0.98           0.48           1.46       (0.95)         --      11.04     14.86      113,229
11/30/97             11.04       1.04           0.48           1.52       (0.74)         --      11.82     14.53      195,639
05/31/98#            11.82       0.58           0.27           0.85       (0.66)      (0.08)     11.93      7.28      289,830
-----------------------------------------------------------------------------------------------------------------------------
                                               Worldwide High Income Portfolio
10/28/94-11/30/94    10.00       0.04          (0.09)         (0.05)         --          --       9.95     (0.50)      10,478
11/30/95              9.95       1.10           0.47           1.57       (0.10)         --      11.42     16.02       21,515
11/30/96             11.42       1.25           1.60           2.85       (0.87)      (0.05)     13.35     26.87       49,204
11/30/97             13.35       0.98           0.68           1.66       (0.90)      (0.91)     13.20     14.17      125,224
05/31/98#            13.20       0.53           0.33           0.86       (0.61)      (0.74)     12.71      6.33      147,739
-----------------------------------------------------------------------------------------------------------------------------
                                                SunAmerica Balanced Portfolio
6/3/96-11/30/96      10.00       0.10           1.03           1.13          --          --      11.13     11.30       10,224
11/30/97             11.13       0.23           2.15           2.38       (0.04)      (0.02)     13.45     21.48       44,621
05/31/98#            13.45       0.14           1.50           1.64       (0.11)      (0.36)     14.62     12.21       79,469
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
----------------------------------------------------------------------
                               Cash Management Portfolio
2/9/93-11/30/93       0.71%+++      2.53%+++       --%          N/A
11/30/94              0.70++        3.73++         --           N/A
11/30/95              0.67          5.32           --           N/A
11/30/96              0.62          4.90           --           N/A
11/30/97              0.63          5.06           --           N/A
5/31/98#              0.62+         5.25+          --           N/A
----------------------------------------------------------------------------------
                                Corporate Bond Portfolio
7/1/93-11/30/93       0.94+++       3.92+++       208           N/A
11/30/94              0.94++        5.21++        419           N/A
11/30/95              0.96++        5.93++        412           N/A
11/30/96              0.97          6.11          338           N/A
11/30/97              0.91          6.99           49           N/A
5/31/98#              0.78+         6.75+          12           N/A
----------------------------------------------------------------------------------------------
                                 Global Bond Portfolio
7/1/93-11/30/93       1.35+++       3.56+++        84           N/A
11/30/94              1.06          5.29          347           N/A
11/30/95              0.95          5.89          339           N/A
11/30/96              0.89          5.44          223           N/A
11/30/97              0.90          4.70          360           N/A
5/31/98#              0.84+         4.02+         118           N/A
----------------------------------------------------------------------------------------------------------
                               High-Yield Bond Portfolio
2/9/93-11/30/93       0.94+++       9.43+++       229           N/A
11/30/94              0.92++       11.07++        225           N/A
11/30/95              0.80         10.80          174           N/A
11/30/96              0.77          9.41          107           N/A
11/30/97              0.75          9.26          243           N/A
05/31/98#             0.69+         9.72+          92           N/A
----------------------------------------------------------------------------------------------------------------------
                            Worldwide High Income Portfolio
10/28/94-11/30/94     1.60+++       4.48+++         2           N/A
11/30/95              1.30         10.46          176           N/A
11/30/96              1.18         10.45          177           N/A
11/30/97              1.10          7.58          146           N/A
05/31/98#            1.07+          8.09+          76           N/A
-----------------------------------------------------------------------------------------------------------------------------
                             SunAmerica Balanced Portfolio
6/3/96-11/30/96       1.00+++       1.92+++        40        0.0600
11/30/97              1.00          1.82          143        0.0600
05/31/98#             0.82+         1.97+          64           N/A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
  ++ During the periods indicated, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:
 # Unaudited

                                                          EXPENSES                               NET INVESTMENT INCOME
                                           ---------------------------------------     ------------------------------------------
                                           1993   1994   1995   1996   1997   1998     1993   1994    1995    1996    1997   1998
    -----------------------------------------------------------------------------------------------------------------------------
    Cash Management Portfolio............  1.10%  0.78%  0.67%  0.62%  0.63%  0.62%    2.14%   3.65%   5.32%   4.90%  5.06%  5.25%
    Corporate Bond Portfolio.............  1.81   1.09   0.97   0.97   0.91   0.78     3.05    5.06    5.92    6.11   6.99   6.75
    Global Bond Portfolio................  1.81   1.06   0.95   0.89   0.90   0.84     3.10    5.29    5.89    5.44   4.70   4.02
    High-Yield Bond Portfolio............  1.29   0.93   0.80   0.77   0.75   0.69     9.08   11.06   10.80    9.41   9.26   9.72
    Worldwide High Income Portfolio......    --   2.26   1.30   1.18   1.10   1.07       --    3.82   10.46   10.45   7.58   8.07
    SunAmerica Balanced Portfolio........    --     --     --   1.43   1.00   0.82       --      --      --    1.49   1.82   1.95
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                         Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94   $10.00      $0.04         $(0.08)        $(0.04)     $   --      $   --     $ 9.96      (0.40)%   $    1,516
11/30/95              9.96       0.34           2.23           2.57       (0.05)         --      12.48     25.89          32,429
11/30/96             12.48       0.34           1.31           1.65       (0.19)      (0.31)     13.63     13.75          70,021
11/30/97             13.63       0.37           1.39           1.76       (0.23)      (0.41)     14.75     13.52          95,721
05/31/98#            14.75       0.18           1.15           1.33       (0.31)      (1.40)     14.37      9.06         115,048
--------------------------------------------------------------------------------------------------------------------------------
                                                   Asset Allocation Portfolio
7/1/93-11/30/93      10.00       0.08           0.28           0.36          --          --      10.36      3.60          35,590
11/30/94             10.36       0.29          (0.25)          0.04       (0.05)      (0.03)     10.32      0.30         106,856
11/30/95             10.32       0.42           2.24           2.66       (0.20)      (0.04)     12.74     26.10         199,836
11/30/96             12.74       0.48           2.00           2.48       (0.31)      (0.39)     14.52     20.27         316,388
11/30/97             14.52       0.44           2.55           2.99       (0.40)      (0.90)     16.21     21.97         526,585
05/31/98#            16.21       0.24           0.93           1.17       (0.35)      (1.61)     15.42      7.09         671,222
--------------------------------------------------------------------------------------------------------------------------------
                                                       Utility Portfolio
6/3/96-11/30/96      10.00       0.24           0.51           0.75          --          --      10.75      7.50           6,299
11/30/97             10.75       0.36           1.91           2.27       (0.09)      (0.02)     12.91     21.26          24,366
05/31/98#            12.91       0.20           0.92           1.12       (0.16)      (0.33)     13.54      8.60          42,601
--------------------------------------------------------------------------------------------------------------------------------
                                                    Growth-Income Portfolio
2/9/93-11/30/93      10.00       0.12           0.49           0.61          --          --      10.61      6.10          45,080
11/30/94             10.61       0.13          (0.36)         (0.23)      (0.04)      (0.01)     10.33     (2.20)         84,899
11/30/95             10.33       0.17           3.31           3.48       (0.10)         --      13.71     33.89         171,281
11/30/96             13.71       0.18           3.48           3.66       (0.12)      (0.43)     16.82     27.41         325,463
11/30/97             16.82       0.17           4.69           4.86       (0.13)      (0.73)     20.82     30.11         622,062
05/31/98#            20.82       0.09           3.20           3.29       (0.13)      (0.96)     23.02     15.82         832,054
--------------------------------------------------------------------------------------------------------------------------------
                                                   Federated Value Portfolio
6/3/96-11/30/96      10.00       0.07           1.01           1.08          --          --      11.08     10.80          12,460
11/30/97             11.08       0.13           2.72           2.85       (0.03)         --      13.90     25.75          59,024
05/31/98#            13.90       0.09           2.13           2.22       (0.06)      (0.30)     15.76     16.02         107,670
--------------------------------------------------------------------------------------------------------------------------------
                                                    Venture Value Portfolio
10/28/94-11/30/94    10.00       0.03          (0.25)         (0.22)         --          --       9.78     (2.20)          4,449
11/30/95              9.78       0.17           3.55           3.72       (0.03)         --      13.47     38.17         154,908
11/30/96             13.47       0.18           3.46           3.64       (0.09)      (0.12)     16.90     27.44         516,413
11/30/97             16.90       0.19           4.73           4.92       (0.09)      (0.26)     21.47     29.62       1,140,053
05/31/98#            21.47       0.11           2.06           2.17       (0.12)      (0.68)     22.84     10.10       1,519,053
--------------------------------------------------------------------------------------------------------------------------------
                                                "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#     10.00       0.03          (0.29)         (0.26)         --          --       9.74     (2.60)         14,025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                     Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94     1.00%+++      4.25%+++       10%          N/A
11/30/95              0.98++        3.08++        153           N/A
11/30/96              0.84          2.74          194        0.0589
11/30/97              0.82          2.63          271        0.0526
05/31/98#             0.78+         2.51+          68           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Asset Allocation Portfolio
7/1/93-11/30/93       0.99+++       2.33+++        71           N/A
11/30/94              0.94++        2.71++        152           N/A
11/30/95              0.81          3.62          207           N/A
11/30/96              0.74          3.66          200        0.0587
11/30/97              0.68          2.88          176        0.0591
05/31/98#             0.64+         2.96+          78           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                   Utility Portfolio
6/3/96-11/30/96       1.05+++       4.41+++        24        0.0439
11/30/97              1.05++        3.15++         77        0.0365
05/31/98#             1.05+         2.94+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Growth-Income Portfolio
2/9/93-11/30/93       0.82+++       1.59+++        27           N/A
11/30/94              0.81++        1.26++         59           N/A
11/30/95              0.77          1.42           59           N/A
11/30/96              0.72          1.21           82        0.0597
11/30/97              0.65          0.89           44        0.0555
05/31/98#             0.60+         0.81+          31           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Federated Value Portfolio
6/3/96-11/30/96       1.05+++       1.26+++        30        0.0520
11/30/97              1.03          1.03           46        0.0494
05/31/98#             0.84+         1.14+          24           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Venture Value Portfolio
10/28/94-11/30/94     1.10+++       3.93+++        --           N/A
11/30/95              1.00++        1.43++         18           N/A
11/30/96              0.85          1.21           22        0.0598
11/30/97              0.79          0.98           22        0.0599
05/31/98#             0.75+         0.96+           7           N/A
--------------------------------------------------------------------------------------------------------------------------------
                            "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#      0.85+++       2.23+++        --           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First Sun America Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
  ++ During the periods indicated, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:
 # Unaudited

                                                          EXPENSES                            NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------     ------------------------------------------
                                           1993   1994   1995   1996   1997   1998     1993   1994    1995    1996    1997   1998
    -----------------------------------------------------------------------------------------------------------------------------
    Balanced/Phoenix Investment Counsel
     Portfolio...........................    --%  6.82%  1.11%  0.84%  0.82%  0.78%      --%  (1.57)%  2.95%   2.74%  2.63%  2.51%
    Asset Allocation Portfolio...........  1.67   0.94   0.81   0.74   0.68   0.64     1.65    2.71    3.62    3.66   2.88   2.96
    Utility Portfolio....................    --     --     --   1.93   1.24   1.05       --      --      --    3.53   2.96   2.94
    Growth-Income Portfolio..............  1.40   0.89   0.77   0.72   0.65   0.60     1.01    1.18    1.42    1.21   0.89   0.81
    Federated Value Portfolio............    --     --     --   1.57   1.03   0.84       --      --      --    0.74   1.03   1.14
    Venture Value Portfolio..............    --   3.89   1.02   0.85   0.79   0.75       --    1.14    1.41    1.21   0.98   0.96
    "Dogs" of Wall Street Portfolio......    --     --     --     --     --   1.13       --      --      --      --     --   1.95
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                   Alliance Growth Portfolio
2/9/93-11/30/93     $10.00      $0.05         $ 0.87         $ 0.92      $   --      $   --     $10.92      9.20%     $   23,256
11/30/94             10.92       0.04          (0.14)         (0.10)      (0.01)      (0.17)     10.64     (0.93)         52,213
11/30/95             10.64       0.07           5.08           5.15       (0.03)      (0.13)     15.63     48.91         167,870
11/30/96             15.63       0.08           4.07           4.15       (0.04)      (1.01)     18.73     28.05         381,367
11/30/97             18.73       0.16           4.76           4.92       (0.05)      (1.04)     22.56     27.80         704,533
05/31/98#            22.56       0.04           5.31           5.35       (0.06)      (2.30)     25.55     23.85       1,029,515
--------------------------------------------------------------------------------------------------------------------------------
                                          Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93      10.00       0.17           0.61           0.78          --          --      10.78      7.80          65,032
11/30/94             10.78       0.16          (0.87)         (0.71)      (0.06)         --      10.01     (6.64)        104,194
11/30/95             10.01       0.12           3.14           3.26       (0.13)         --      13.14     32.92         149,910
11/30/96             13.14       0.11           2.16           2.27       (0.11)      (0.91)     14.39     18.40         186,368
11/30/97             14.39       0.11           2.48           2.59       (0.10)      (1.26)     15.62     19.78         218,496
05/31/98#            15.62       0.02           1.94           1.96       (0.12)      (2.76)     14.70     12.68         233,269
--------------------------------------------------------------------------------------------------------------------------------
                                                    Putnam Growth Portfolio
2/9/93-11/30/93      10.00       0.02           0.02           0.04          --          --      10.04      0.40          42,911
11/30/94             10.04       0.03          (0.01)          0.02       (0.01)         --      10.05      0.19          75,342
11/30/95             10.05      (0.01)          3.09           3.08       (0.03)         --      13.10     30.66         115,276
11/30/96             13.10         --           2.61           2.61          --          --      15.71     19.92         160,073
11/30/97             15.71       0.03           3.93           3.96          --       (0.52)     19.15     26.01         234,726
05/31/98#            19.15       0.01           3.01           3.02       (0.02)      (3.08)     19.07     15.65         320,428
--------------------------------------------------------------------------------------------------------------------------------
                                                     Real Estate Portfolio
6/2/97-11/30/97      10.00       0.16           1.37           1.53          --          --      11.53     15.30          29,565
05/31/98#            11.53       0.20          (0.41)         (0.21)      (0.16)      (0.01)     11.15     (1.86)         53,271
--------------------------------------------------------------------------------------------------------------------------------
                                                  Aggressive Growth Portfolio
6/3/96-11/30/96      10.00       0.02           0.34           0.36          --          --      10.36      3.60          35,124
11/30/97             10.36       0.01           1.40           1.41       (0.01)         --      11.76     13.62         103,603
05/31/98#            11.76       0.02           0.29           0.31          --          --      12.07      2.64         112,531
--------------------------------------------------------------------------------------------------------------------------------
                                           International Growth and Income Portfolio
6/2/97-11/30/97      10.00       0.03           0.38           0.41          --          --      10.41      4.10          42,844
05/31/98#            10.41       0.10           1.91           2.01       (0.03)      (0.06)     12.33     19.46          94,656
--------------------------------------------------------------------------------------------------------------------------------
                                                   Global Equities Portfolio
2/9/93-11/30/93      10.00       0.03           0.96           0.99          --          --      10.99      9.90          43,737
11/30/94             10.99       0.05           0.71           0.76       (0.01)      (0.07)     11.67      6.87         136,758
11/30/95             11.67       0.12           1.64           1.76       (0.08)      (0.29)     13.06     15.58         165,752
11/30/96             13.06       0.14           2.19           2.33       (0.14)      (0.33)     14.92     18.21         246,482
11/30/97             14.92       0.09           1.79           1.88       (0.13)      (0.69)     15.98     13.30         341,639
05/31/98#            15.98       0.04           2.85           2.89       (0.19)      (1.36)     17.32     18.21         417,005
--------------------------------------------------------------------------------------------------------------------------------
                                          International Diversified Equities Portfolio
10/28/94-11/30/94    10.00       0.01          (0.23)         (0.22)         --          --       9.78     (2.20)         12,438
11/30/95              9.78       0.07           0.38           0.45       (0.08)         --      10.15      4.63          48,961
11/30/96             10.15       0.05           1.43           1.48       (0.26)         --      11.37     14.85         157,008
11/30/97             11.37       0.09           0.28           0.37       (0.31)      (0.10)     11.33      3.52         248,927
05/31/98#            11.33       0.08           2.16           2.24       (0.40)      (0.15)     13.02     19.80         320,893
--------------------------------------------------------------------------------------------------------------------------------
                                                   Emerging Markets Portfolio
6/2/97-11/30/97      10.00       0.06          (2.03)         (1.97)         --          --       8.03    (19.70)         19,979
05/31/98#             8.03       0.03          (0.41)         (0.38)      (0.07)         --       7.58     (4.77)         29,046
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                               Alliance Growth Portfolio
2/9/93-11/30/93       0.82%+++      0.61%+++       73%          N/A
11/30/94              0.82++        0.37++        146           N/A
11/30/95              0.79          0.51          138           N/A
11/30/96              0.71          0.51          121        0.0649
11/30/97              0.65          0.37          110        0.0617
05/31/98#             0.59+         0.34+          44           N/A
--------------------------------------------------------------------------------------------------------------------------------
                      Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93       0.82+++       2.20+++       165           N/A
11/30/94              0.81++        1.52++        211           N/A
11/30/95              0.76          1.01          229           N/A
11/30/96              0.74          0.82          164        0.0534
11/30/97              0.73          0.77          217        0.0530
05/31/98#             0.70+         0.28+          53           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Putnam Growth Portfolio
2/9/93-11/30/93       0.97+++       0.32+++        40           N/A
11/30/94              0.96++        0.31++         54           N/A
11/30/95              0.93         (0.05)          52           N/A
11/30/96              0.90         (0.02)          63        0.0443
11/30/97              0.91          0.18          125        0.0324
05/31/98#             0.87+         0.13+          30           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                 Real Estate Portfolio
6/2/97-11/30/97       1.25+++       3.25+++         7        0.0600
05/31/98#             1.01+         3.49+           8           N/A
--------------------------------------------------------------------------------------------------------------------------------
                              Aggressive Growth Portfolio
6/3/96-11/30/96       1.05+++       0.46+++        47        0.0600
11/30/97              0.90         (0.13)         221        0.0600
05/31/98#             0.84+         0.31+         155           N/A
--------------------------------------------------------------------------------------------------------------------------------
                       International Growth and Income Portfolio
6/2/97-11/30/97       1.60+++       0.61+++        19        0.0030
05/31/98#             1.54+         1.80+          22           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Global Equities Portfolio
2/9/93-11/30/93       1.50+++       0.38+++        58           N/A
11/30/94              1.28          0.42           67           N/A
11/30/95              1.14          1.02          106           N/A
11/30/96              1.03          1.04           70        0.0256
11/30/97              0.95          0.58          115        0.0284
05/31/98#             0.89+         0.51+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                      International Diversified Equities Portfolio
10/28/94-11/30/94     1.70+++       1.60+++        --           N/A
11/30/95              1.70++        0.76++         52           N/A
11/30/96              1.59          0.47           53        0.0023
11/30/97              1.35          0.82           56        0.0008
05/31/98#             1.27+         1.36+          29           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Emerging Markets Portfolio
6/2/97-11/30/97       1.90+++       1.33+++        49        0.0011
05/31/98#             1.90+         0.67+          33           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
  ++ During the periods indicated, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:
 # Unaudited

                                                        EXPENSES                             NET INVESTMENT INCOME (LOSS)
                                         ---------------------------------------     --------------------------------------------
                                         1993   1994   1995   1996   1997   1998     1993    1994    1995    1996    1997    1998
    -----------------------------------------------------------------------------------------------------------------------------
    Alliance Growth Portfolio..........  1.56%  0.96%  0.79%  0.71%  0.65%  0.59%    (0.13)%  0.23%   0.51%   0.51%   0.37%  0.34%
    Growth/Phoenix Investment Counsel
     Portfolio.........................  1.28   0.87   0.76   0.74   0.73   0.70      1.74    1.46    1.01    0.82    0.77   0.28
    Putnam Growth Portfolio............  1.46   1.05   0.93   0.90   0.91   0.87     (0.17)   0.22   (0.05)  (0.02)   0.18   0.13
    Real Estate Portfolio..............    --     --     --     --   1.36   1.01        --      --      --      --    3.14   3.49
    Aggressive Growth Portfolio........    --     --     --   1.09   0.90   0.84        --      --      --    0.42   (0.13)  0.31
    International Growth and Income
     Portfolio.........................    --     --     --     --   2.02   1.54        --      --      --      --    0.19   1.80
    Global Equities Portfolio..........  2.52   1.28   1.14   1.03   0.95   0.89     (0.64)   0.42    1.02    1.04    0.58   0.51
    International Diversified Equities
     Portfolio.........................    --   3.50   2.09   1.59   1.35   1.27        --   (0.20)   0.37    0.47    0.82   1.36
    Emerging Markets Portfolio.........    --     --     --     --   2.60   1.90        --      --      --      --    0.63   0.67
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------
---------------------------------------------------------
               THE TRUST, ITS INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------------------------
---------------------------------------------------------

The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by various separate accounts (the "Accounts") of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company (collectively referred to as the "Life Companies").


The Trust issues 25 separate series of shares ("Portfolios"), each of which represents a separately managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/ Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Equity Income Portfolio, Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio. All shares may be purchased or redeemed by the Accounts at net asset value without any sales or redemption charge.


SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect, wholly owned subsidiary of Anchor National Life Insurance Company, serves as investment adviser for all the Portfolios of the Trust. See "Management." Some Portfolios benefit from discretionary advisory services provided by separate registered investment advisers (each a "Subadviser"). Alliance Capital Management L.P. ("Alliance") serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers, L.P. ("Davis Selected") serves as subadviser for the Venture Value and Real Estate Portfolios; Federated Investment Counseling ("Federated") serves as subadviser for the Corporate Bond, Federated Value and Utility Portfolios; Goldman Sachs Asset Management ("GSAM") serves as subadviser for the Asset Allocation Portfolio; Goldman Sachs Asset Management International ("GSAM-International") serves as subadviser for the Global Bond Portfolio; First American Asset Management ("First American") serves as subadviser for the Equity Income, Small Company Value and Equity Index Portfolios; Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. ("Phoenix") serves as subadviser for the Growth/ Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; and Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street or Aggressive Growth Portfolios. SAAMCo performs all investment advisory services for these Portfolios.

Each Portfolio has investment objectives and certain policies as described in this Prospectus. There can be no guarantee that any Portfolio's investment objectives will be met or that the net return on an investment in a Portfolio will exceed that which could have been obtained through other investment or savings vehicles. Investors should carefully review the investment objectives and policies of a Portfolio and consider their ability to assume the risks involved before making an investment in a Portfolio. Each Portfolio also has certain fundamental investment restrictions, which are described in the Statement of Additional Information. A Portfolio's fundamental investment restrictions may not be changed without a majority of the outstanding voting securities of that Portfolio. All other investment practices may be changed without a vote of the shareholders. See "Shareholder Voting Rights."

The Global Bond, Worldwide High Income, International Diversified Equities and "Dogs" of Wall Street Portfolios are organized as separate "non-diversified" portfolios of the Trust (as such term is defined under the Investment Company Act of 1940, as amended, (the "1940 Act")); subject, however, to certain tax diversification requirements. See "Dividends, Distributions and Federal Taxes." Each of the Utility and Real Estate Portfolios intends to concentrate its investments in the industry stated in its name, which means that each Portfolio intends to invest at least 25% of its total assets in the securities of such industry. See "Investment Objectives and Policies -- Non-Diversified Status" in the Statement of Additional Information.

The Portfolios' investment objectives are discussed below. Reference to limitations and restrictions on Portfolio investment used herein apply at the time of purchase unless otherwise indicated. Please also see the section captioned "Description of Securities and Investment Techniques" for a more detailed description of the characteristics and risks associated with the types of securities in which the various Portfolios may invest. Reference is also made in the following sections to ratings assigned to certain types of securities by Standard & Poor's Rating Services, a Division of the McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") and Thomson BankWatch, Inc. ("Thomson BankWatch"), recognized independent securities ratings institutions. References to the particular ratings categories of the securities in which a Portfolio may invest should be read to include unrated securities deemed by the Adviser or Subadviser to be of comparable quality to the rated securities in such categories. A description of the ratings categories assigned by S&P, Moody's, Fitch, Thomson BankWatch and Duff & Phelps is contained in the Statement of Additional Information.

CASH MANAGEMENT PORTFOLIO

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments including corporate bonds and notes; commercial bank obligations; securities of the U.S. government, its agencies and instrumentalities; commercial paper and savings association obligations. These securities mature in 397 days or less. The Cash Management Portfolio also may enter into repurchase agreements and firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."

The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and S&P (for example, commercial paper rated P-1 and A-1 by Moody's and S&P, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's and S&P.

Although investments in the Cash Management Portfolio should present minimal market risk because the investments of the Portfolio consist of only short-term debt obligations, an investment in this Portfolio is subject to the risks of declining interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Portfolio would not be the same as the return on an investment in a money market fund available directly to the public even where yields are equivalent, due to fees imposed at the variable annuity contract level.

CORPORATE BOND PORTFOLIO

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing primarily in investment grade fixed income securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in investment grade debt securities (i.e., those rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by S&P (AAA, AA, A or BBB)), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including mortgage-backed securities) or repurchase agreements collateralized by such investment grade or U.S. government securities. In addition, under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in corporate debt securities, including asset-backed securities and privately placed debt securities, of domestic and foreign issuers. Certain fixed rate obligations in which the Portfolio invests may involve equity characteristics. The Portfolio may, for example, invest in unit offerings that combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the equity security or equity equivalent is relatively small. If the equity security or equity equivalent becomes valuable it will ordinarily be sold rather than exercised in the case of warrants, rights or options. It is anticipated that no more than 10% of the assets of the Portfolio will constitute equity securities or equity equivalents regardless of how such securities were acquired. To the extent that such securities are acquired, there may be some additional investment risk and countervailing opportunity, depending upon the extent to which the common stock price fluctuates.

Up to 35% of the Portfolio's total assets may be invested in the following: other types of debt securities, including those rated below investment grade, zero-coupon bonds, pay-in-kind securities, and units consisting of bonds and equity equivalents; commercial paper rated P-1 by Moody's or A-1 by S&P; obligations of banks having total assets in excess of $1 billion; and preferred stocks (including those rated below investment grade, convertible into, or carrying warrants to purchase, common stocks or other equity interests).

The Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields. There is no limit with respect to the rating categories for securities in which the Portfolio may invest. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "AAA" 10.39%; "AA" 3.47%; "A" 21.23%; "BBB" 35.24%; "BB"
11.72%; and "B" 15.85%, and 2.10% in cash. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of lower-rated securities.

The Portfolio may invest in high quality short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are also authorized for purchase by the Cash Management Portfolio. The Portfolio may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same types, coupons and maturity) securities on a specified future date. The Portfolio may also invest in synthetic or derivative instruments based on permitted investments, including futures contracts, options, interest-rate swaps, mortgage swaps and interest-rate caps, floors and collars.

GLOBAL BOND PORTFOLIO

The investment objective of the Global Bond Portfolio is to provide investors with high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. Under normal circumstances, the Portfolio will seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its investments.

The fixed income securities in which the Portfolio may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and custodial receipts thereof; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities or by multiple governmental entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World
Bank); (iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including U.S. or foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $1 billion; (v) commercial paper; and (vi) mortgage-related and asset-backed securities.

All securities purchased by the Portfolio will be rated at least BBB by S&P or Baa by Moody's. However, the Portfolio generally intends to invest at least 50% of its total assets in securities having the highest applicable credit quality rating. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates.

In selecting securities for the Portfolio, the Subadviser will consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. It is expected that the Portfolio will use currency transactions both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets.

Under normal circumstances, the Portfolio's duration is expected to be equal to that of its benchmark, the J.P. Morgan Global Government Bond Index, plus or minus 2-5 years. In addition, the Portfolio will normally maintain a dollar-weighted average duration of not more than 7.5 years. However, the Portfolio is not subject to any limitation with respect to the average maturity of its Portfolio or the individual securities in which the Portfolio may invest. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. Maturity measures only the time until final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Subadviser will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer. The Portfolio may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of debt obligations at a premium or discount, transactions in options, futures contracts, options on futures and mortgage and interest-rate swaps, caps, collars and floors. The Portfolio may also enter into dollar rolls.

It is expected that the Portfolio will employ certain active currency and interest-rate management techniques involving risks different from those associated with investing solely in dollar-denominated fixed income securities of U.S. issuers. Such active management techniques include transactions in options (including yield curve options), futures and options on futures, forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest-rate swaps, floors, caps and collars. The aggregate amount of the Portfolio's net currency exposure will not exceed its total asset value. However, to the extent that the Portfolio is fully invested in fixed income securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions.

The Portfolio will, under normal market conditions, have at least 30% of its total assets, adjusted to reflect the Portfolio's net exposure after giving effect to currency transactions and positions, denominated in U.S. dollars. The Portfolio may, for temporary defensive purposes (such as when instability or unfavorable conditions exist in foreign countries), invest 100% of its total assets in U.S. dollar-denominated securities or securities of U.S. issuers.

The Portfolio may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Portfolio's investments in such issuers will subject the Portfolio, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Portfolio's total assets will be invested in securities of issuers in any other single foreign country. Concentration of the Portfolio's investments in such issuers will subject the Portfolio to the risks of adverse social, political or economic events which may occur in those countries.

Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."
HIGH-YIELD BOND PORTFOLIO

The primary investment objective of the High-Yield Bond Portfolio is high current income; its secondary investment objective is capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in high-yield bonds. Subject to this requirement the Portfolio may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. government. These "high-yield" bonds, commonly referred to as "junk bonds," typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. Further, a substantial portion of the Portfolio's assets will generally be invested in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

High-yield, high-risk bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P. Bonds rated Ba or BB or below are considered speculative. The Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P. In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "Aaa" -- 5.17%; "Ba" 14.04%; "B" 62.04%; and "Caa" 11.45%; and the balance 7.3% in unrated bonds which the adviser deemed comparable to "Caa" rating. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Bonds" for a more detailed description of these securities.

In pursuing its secondary investment objective of capital appreciation, the Portfolio may purchase high-yield bonds that are expected by the Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Portfolio may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such securities normally will be purchased as part of a unit with fixed income securities or when an unusual opportunity for capital appreciation is perceived due to anticipated improvement in the issuer's credit quality or ratings. The Portfolio also may purchase or hold warrants or rights.

Up to 25% of the Portfolio's assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Portfolio may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. Investment in foreign securities also involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

WORLDWIDE HIGH INCOME PORTFOLIO

The investment objective of the Worldwide High Income Portfolio is high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding, fixed income securities of issuers located throughout the world. The Portfolio seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower-rated and unrated debt securities, emerging country debt securities and global fixed income securities offering high real yields. The types of securities in each of these investment sectors are described in detail in the Statement of Additional Information. In selecting U.S. corporate lower-rated and unrated debt securities for the Portfolio, the Subadviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of the issuer. The Subadviser intends to invest a portion of the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuers improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Subadviser will attempt to invest a portion of the Portfolio's assets in fixed income securities of issuers in global fixed income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Portfolio intends to invest between 80% and 100% of its total assets in some or all of three categories of higher-yielding securities, some of which may entail increased credit and market risk.

The Subadviser's approach to multi-currency fixed income management is strategic and value-based and designed to produce an attractive real rate of return. The Subadviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

From time to time, a portion of the Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and S&P. Such lower-rated bonds are commonly referred to as "junk bonds." Securities in such lower rating categories may have predominantly speculative characteristics or may be in default. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of Moody's and S&P's corporate bond ratings. Ratings represent the opinion of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Subadviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments in U.S. corporate lower-rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations. Ratings of a foreign debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a foreign debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a foreign public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investment in such lower-rated securities, the Portfolio will diversify its holdings by market, issuer, industry and credit quality. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "Aaa" 0.11%; "Baa" 1.11%; "Ba" 41.32%; "B" 44.20%; "Caa" 12.56%; and the balance 0.70% in unrated bonds. See "Risk Factors Relating to High-Yield, High-Risk Bonds" and "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" under "Description of Securities and Investment Techniques."

The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value of all such securities will not exceed 10% of the value of the Portfolio's total assets. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participation in loans. See the Statement of Additional Information for a description of these investments. The Portfolio may also invest in depositary receipts issued by U.S. or foreign financial institutions. See the Statement of Additional Information for further information.

The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of its assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Subadviser analyzes current account and capital account performance and real interest rates to adjust for short-term currency flows. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Foreign Currency Transactions" under "Description of Securities and Investment Techniques." The Portfolio may also write (i.e., sell), covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Options on Securities and Securities Indices" and "Futures Contracts and Options Thereon" under "Description of Securities and Investment Techniques."

The average time to maturity of the Portfolio's securities will vary depending upon the Subadviser's perception of market conditions. The Subadviser invests in medium-term securities (i.e., those with a remaining maturity of approximately 5 years) in a market neutral environment. When the Subadviser believes that real yields are high, the Subadviser lengthens the remaining maturities of securities held by the Portfolio and, conversely, when the Subadviser believes real yields are low, it shortens the remaining maturities. Thus, the Portfolio is not subject to any restrictions on the maturities of the debt securities it holds, and the Subadviser may vary the average maturity of the securities held in the Portfolio without limit.

The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies including, but not limited to, zero-coupon, pay-in-kind, illiquid and restricted securities; repurchase agreements; and borrowing for investment and temporary purposes. See "Description of Securities and Investment Techniques." For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

SUNAMERICA BALANCED PORTFOLIO

The investment objective of the SunAmerica Balanced Portfolio is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. In seeking to achieve the investment objective of the Portfolio, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the Portfolio as economic and market trends change. The Adviser considers both the opportunity for gain and the risk of loss in making investments. The

Adviser anticipates that, over the long-term, the Portfolio will consist of equity investments, in the form of common and preferred stocks, warrants and other rights, as well as long-term bonds and other debt securities such as convertible securities, short-term investments and U.S. government securities. The Portfolio will, under normal circumstances, invest at least 25% of its assets in fixed income senior securities; however, the fixed income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of decline in the equities market. The Adviser shifts its emphasis among these different types of investments, as well as among various industry sectors, as financial trends and economic conditions change.

In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. Investments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitalizations, and thus the Portfolio intends to limit its investments in such companies to no more than 20% of its total assets. See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies."

In selecting debt investments, the Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser generally selects long-term debt securities from high quality bonds (rated AA or higher by S&P, Aa or higher by Moody's) to achieve income and capital gains. The Adviser may also invest the Portfolio's assets in high quality, short-term debt securities (such as commercial paper rated A-1 by S&P or P-1 by Moody's, or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Portfolio's total assets in securities rated as low as BBB by S&P or Baa by Moody's. See "Fixed Income Securities" in "Description of Securities and Investment Techniques" below for a discussion of the risks associated with investing in such securities. See also the Statement of Additional Information for a description of securities ratings.

The Adviser may select equity and debt securities for the Portfolio issued by either domestic or foreign issuers. See "Description of Securities and Investment Techniques" for a description of the risks associated with foreign securities.

BALANCED/PHOENIX INVESTMENT
COUNSEL PORTFOLIO

The Balanced/Phoenix Investment Counsel Portfolio, seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Portfolio intends to make investments based on combined considerations of risk, income, capital enhancement and protection of capital value.

The Portfolio may invest in any type or class of security. Under normal circumstances, the Portfolio will invest in common stocks and fixed income securities; however, it may also invest in securities convertible into common stock. At least 25% of the value of the Portfolio's assets will normally be invested in fixed income senior securities. The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes, and may invest in zero coupon debt obligations. Notwithstanding the foregoing, for temporary defensive purposes, the Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high quality commercial paper. See "Description of Securities and Investment Techniques" for a full discussion of the types of securities in which the Portfolio may invest.

The Portfolio may invest up to 25% of the value of the Portfolio's total assets in securities of foreign issuers, including emerging market securities and those issued by foreign branches of U.S. banks. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

With respect to investment in fixed income securities, the Portfolio intends to emphasize investments in investment grade fixed income securities which are rated within the four highest categories by recognized rating agencies such as Moody's, S&P, Duff & Phelps or Fitch. However, the Portfolio may invest in lower- or non-rated fixed income securities, but will not invest more than 35% of its net assets in high-yield, high-risk fixed income securities. A fixed-income securities issue may have its ratings reduced below the minimum permitted for purchase by the Portfolio. In that event, the Subadviser will determine whether the Portfolio should continue to hold such security. If, in the Subadviser's opinion, market conditions warrant, the Portfolio may, from time to time, increase its position in lower and non-rated securities. Investment in lower-rated and unrated fixed income securities involves certain risks not attendant to higher-rated securities. For the fiscal year ended November 30, 1997, 5.3% of the Portfolio's bond holdings were below investment grade. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments" and "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Bonds" for a full discussion of below investment grade fixed income securities and the risks associated therewith.

ASSET ALLOCATION PORTFOLIO

The investment objective of the Asset Allocation Portfolio is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in 397 days or less). Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into, or exchangeable for, common stock.

The Subadviser will determine the relative mix of equities, fixed income securities and money market instruments for the Portfolio based on its view of long-term economic and market trends under the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Subadviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed income securities; and 0% to 40% in money market instruments. The Subadviser may make frequent shifts within these broad ranges whenever, in the Subadviser's judgment, market or economic changes warrant a reallocation. The Subadviser intends, in normal situations, to make any shifts in the Portfolio's asset allocation gradually over time based on its views of long-term trends and conditions.

The Portfolio may invest in securities of foreign issuers, including issuers in emerging countries (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the Portfolio maintain investments in foreign issuers. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency swaps, currency and financial futures contracts, and options on such futures contracts.

The Portfolio's fixed income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by S&P or Baa or better by Moody's. Up to 25% of the Portfolio's fixed income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Securities rated BBB or below by S&P or Baa or below by Moody's are considered to have speculative characteristics. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "AAA" 60.04%; "AA" 0.36%; "A" 6.46%; "BBB" 14.48%; "BB" 15.10%; "B"
2.04%; and CCC/NR 1.52%. For a more detailed description of the risks involved with these securities, see "Description of Securities and Investment
Techniques -- Corporate Debt Instruments -- Lower Grade" and "-- Risk Factors Relating to High-Yield, High-Risk Bonds." The Portfolio's investments in foreign fixed income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies and instrumentalities or by multinational agencies.

The Portfolio may enter into repurchase agreements and firm commitment agreements, and may purchase when-issued securities. The Portfolio may also engage in interest-rate swaps, mortgage swaps, transactions involving interest-rate caps, floors and collars, dollar rolls and securities lending.

EQUITY INCOME PORTFOLIO

The Equity Income Portfolio seeks long-term growth of capital and income. Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities of issuers believed by the Subadviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

The Portfolio invests in equity securities that have relatively high dividend yields and which, in the Subadviser's opinion, will result in a relatively stable Portfolio dividend with a growth rate sufficient to maintain the purchasing power of the income stream. Although the Subadviser anticipates that higher yielding equity securities will generally represent the core holdings of the Portfolio, the Portfolio may invest in lower yielding but higher growth equity securities to the extent that the Subadviser believes such investments are appropriate to achieve fund balance. All securities held by the Portfolio will normally provide current income consistent with the Portfolio's investment objective.

The "equity securities" in which the Portfolio may invest include corporate debt obligations that are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by S&P or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated less than BBB by S&P or Baa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Obligations rated CCC by S&P or Caa by Moody's are considered to be of poor standing and are predominantly speculative. For a more detailed description of the risks involved with these securities, see "Description of Securities and Investment
Techniques -- Corporate Debt Instruments" and "-- Risk Factors Relating to High-Yield, High-Risk Bonds." If the rating of an obligation is reduced below the categories set forth above after purchase or is discontinued, the Portfolio is not required to sell the obligation but may consider doing so.

Purchases of less than investment grade convertible debt obligations are intended to advance the Portfolio's objective of long-term growth of capital through the "upside" potential of the obligations' conversion features and to advance the Portfolio's objective of income through receipt of interest payable on the obligations. The Portfolio will not invest more than 25% of its total assets in convertible debt obligations that are rated less than investment grade.

The Portfolio also may invest up to 35% of its total assets in fixed income securities including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations including "cash items" such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; repurchase agreements collateralized by eligible investments of the Portfolio securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 397 days or less (which investments also are subject to the advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations.

Subject to the limitations stated above, the Portfolio may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a U.S. stock exchange or represented by American Depositary Receipts ("ADRs"). Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

In addition, the Portfolio may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Portfolio and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of fund securities. See "Description of Securities and Investment Techniques" for more information on these securities and strategies.

For temporary defensive purposes, the Portfolio may, without limitation, hold cash or invest in cash items of the kinds described above. The Portfolio also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

UTILITY PORTFOLIO

The Utility Portfolio seeks high current income and moderate capital appreciation. The Portfolio's investment approach is based on the Subadviser's conviction that over the long-term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies. The Portfolio intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies.

The Portfolio will, under normal circumstances, invest at least 65% of its total assets in securities of utility companies. Such investments will be primarily in common stocks selected by the Subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of an issuer's industry. However, other factors, such as product position, market share, or profitability will also be considered by the Subadviser. The Portfolio may also invest in preferred stocks, corporate bonds, notes, and warrants of utility companies. Fixed income securities purchased by the Portfolio will be rated at least BBB by S&P or Baa by Moody's.

The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies, including: U.S. government securities; money market instruments; foreign securities; illiquid securities; repurchase and reverse repurchase agreements; securities lending; when-issued and delayed-delivery transactions; and options, financial futures and options on such futures. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash, cash equivalents and short-term debt instruments.

Risk Factors Applicable to Utility Securities -- There exist certain risks associated with the utility industry of which investors in the Portfolio should be aware. These include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices. Further information concerning the risks associated with the utility industry generally, and particular segments within the utility industry is contained in the Statement of Additional Information.

Reducing Risks of Utility Securities -- The Subadviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Subadviser to attempt to reduce these risks include credit research and diversification techniques. The Subadviser will perform its own credit analysis in addition to using recognized rating agencies, and will obtain information from other sources, including the issuer's management and other investment analysts. The Subadviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the Subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.
EQUITY INDEX PORTFOLIO

The Equity Index Portfolio seeks investment results that correspond to the performance of the S&P 500. The Equity Index Portfolio invests primarily (at least 65% of total assets) in common stocks included in the S&P 500. The Subadviser believes that the Portfolio's objective can best be achieved by investing in the common stocks of approximately 50% to 100% of the issues included in the S&P 500, depending on the size of the Portfolio.

The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500. The Portfolio includes a stock in its investment portfolio in the order of the stock's weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of Portfolio assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds. Inasmuch as the common stock of the Adviser's parent company (SunAmerica, Inc.) and the Subadviser's parent company (U.S. Bancorp) are included in the S&P 500, such stocks may be purchased by the Portfolio consistent with its indexing-based policies.

Because the Portfolio may not always hold all of the stocks included in the S&P 500, the Portfolio will not duplicate the S&P 500's performance precisely. However, there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The Portfolio will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the Portfolio. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Portfolio's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which S&P calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, sales charges (if any) and other expenses. Although cash flows into and out of the Portfolio will affect portfolio turnover rate for the Portfolio and its ability to replicate the S&P 500's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances. In the event the Portfolio is unable to achieve this correlation over time, the Board of Trustees of the Trust will consider alternative strategies for the Portfolio.

The Portfolio also may invest up to 20% of its total assets, in the aggregate, in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Portfolio will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests; to increase the level of portfolio assets devoted to replicating the composition of the S&P 500; and to reduce transaction costs. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. In addition, the Portfolio may engage in securities lending described under "Description of Securities and Investment Techniques -- Securities Lending."

For temporary defensive purposes, the Portfolio may, without limitation, hold cash or invest in cash items including rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; repurchase agreements collateralized by eligible investments of a Portfolio; and other similar high-quality short-term U.S. dollar-denominated obligations. The Portfolio may also invest not more than 35% of its total assets in the above items in order to utilize assets awaiting normal investment.

GROWTH-INCOME PORTFOLIO

The Growth-Income Portfolio seeks growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Portfolio consist principally of a diversified group of common stocks, but other types of securities, including preferred stocks, corporate bonds and convertible bonds, may be held when deemed advisable. The Subadviser determines the relative amounts to be invested in common stocks, preferred stocks, bonds (including corporate and convertible), securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. See "Description of Securities and Investment Techniques."
FEDERATED VALUE PORTFOLIO

The Federated Value Portfolio seeks growth of capital and income. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List" described below. The Portfolio's investment approach is based upon the Subadviser's conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. Generally, the Subadviser makes portfolio selections utilizing fundamental analysis, with emphasis on the issuer's earning power, financial condition and valuation.

The securities in which the Portfolio invests include, but are not limited to: common stocks; preferred stocks; domestic issues of corporate debt obligations; and warrants. The fixed income securities in which the Portfolio may invest must be rated at least BBB by S&P, Baa by Moody's, or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.

The Portfolio may also invest in other securities and/or engage in various investment strategies, including: foreign securities; repurchase agreements; illiquid securities; and securities lending. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary or defensive purposes, the Portfolio may also hold cash and invest in U.S. government securities in such proportions as the Subadviser may deem necessary for such purposes.

"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Subadviser. In the opinion of the Subadviser, securities of these companies represent diversified and highly marketable investments. The Subadviser uses its proprietary securities selection process to evaluate the relative value of securities suitable for "The Leaders List." The Subadviser also uses a number of standards and fundamental research factors in selecting "The Leaders List." "The Leaders List" generally includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization. Companies on "The Leaders List" typically have a market capitalization in excess of $1 billion. The list is subject to continuous review and modification.

VENTURE VALUE PORTFOLIO

The Venture Value Portfolio seeks growth of capital. Under normal circumstances, the assets of the Portfolio will be invested in securities which the Subadviser believes have above-average appreciation potential. Usually these securities are common stocks. Income is not a significant factor in selecting investments for the Portfolio.

Generally, the Portfolio will invest predominantly in equity securities of companies with market capitalizations of at least $250 million. Investments will consist of issues which the Subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies."

The Portfolio may invest in securities of foreign issuers. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. To help reduce exposure to currency fluctuations, the Portfolio may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon, and securities indexed to foreign securities. The Subadviser will use these techniques to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Portfolio and to hedge a currency risk involved in an anticipated purchase of foreign securities.

The Portfolio will generally invest in securities of foreign companies through trades of individual securities on recognized exchanges and developed over-the-counter markets, through ADRs covering such securities, and through U.S. registered investment companies primarily investing in foreign securities. With respect to other registered investment companies, no such investment may cause more than 10% of the Portfolio's total assets to be invested in such companies. Such other investment companies usually have their own management costs or fees and the Portfolio's Subadviser earns its regular fee on such assets.

Investment in foreign securities and engaging in foreign currency transactions involves special risks. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and " -- Foreign Currency Transactions."

Sometimes a more defensive position may be desirable under certain economic or financial circumstances. At these times, the Portfolio may, without limitation, hold assets in cash and cash equivalents, including repurchase agreements, or in fixed income or other defensive securities rather than in securities selected for appreciation potential. The Portfolio may also have such holdings temporarily for the purpose of managing exceptional in-flows and out-flows of cash.

The Portfolio may also engage in other types of investment practices, including, but not limited to, investment in illiquid securities and lending of portfolio securities. See "Description of Securities and Investment Techniques" for a description of these investment techniques and a discussion of the other techniques in which the Portfolio may engage.

"DOGS" OF WALL STREET PORTFOLIO

The investment objective of the "Dogs" of Wall Street Portfolio is to seek total return (including capital appreciation and current income) through a passively managed strategy involving the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average ("DJIA")(1) and the broader market. The thirty stocks will consist of (1) the ten highest yielding stocks in the DJIA and (2) the twenty other highest yielding stocks of the largest industrial companies in the market (with market capitalizations of at least $1 billion) that have been assessed as being of high quality from the perspective of historical earnings and dividend performance. The Adviser will rely on independently published reports for purposes of selecting these twenty stocks. The Adviser will employ the same methodology, using the same analytical parameters and benchmarks, in selecting the thirty stocks each year.

---------------
(1) "Dow Jones Industrial Average" is a trademark of Dow Jones & Company, Inc. ("Dow Jones"). None of the Trust, the Portfolio or SAAMCo is affiliated with, nor is the Trust or the Portfolio sponsored by, Dow Jones. Dow Jones has not participated in any way in the creation of the Trust or the Portfolio or in the selection of the stocks included in the Portfolio, nor has Dow Jones viewed or approved any information included in this Prospectus.

The Portfolio's stock selection criteria is designed to implement a "value" oriented philosophy of investing principally in securities believed to be undervalued in the market. This philosophy reflects a contrarian approach, in that the potential for superior relative performance is believed to be the highest when stocks of fundamentally solid companies are out of favor. The selection criteria is calculated to identify stocks of large, well-known companies with solid financial strength and generous dividend yields that have low price-earnings ratios ("P/E ratios") and have been generally overlooked by the market.

The Portfolio invests in the thirty common stocks selected according to the methodology described above. The Adviser will annually rebalance the Portfolio's holdings within the first several weeks of each year according to the same selection criteria, based on information as of the preceding December 31. The Adviser will rebalance the Portfolio's holdings to create equal weightings among the thirty stocks by purchasing new stocks that meet the selection criteria, selling stocks that no longer meet the selection criteria, and adjusting its ownership of stocks that continue to meet the criteria in order to achieve the proper weightings of each of the thirty stocks.

The Portfolio employs a buy and hold strategy over the course of each year, which ignores market timing and rejects active management. The Adviser anticipates that the thirty stocks held by the Portfolio will remain the same throughout the course of a year, despite any adverse developments concerning a particular stock, an industry, the economy or the stock market generally. However, due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stock positions held by the Portfolio, it is likely that the weightings of the stock positions in the Portfolio will fluctuate throughout the year.

As the Portfolio's shares are sold during the year, new cash received by the Portfolio is first used to the extent necessary to meet redemption requests. The balance of any such cash is invested weekly (or more frequently as the Adviser deems necessary) in the thirty stocks selected for the Portfolio as of its most recent rebalancing in proportion to the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis. To the extent redemptions exceed available cash, the Portfolio generally meets redemption requests by selling stocks on a pro rata basis (subject to rounding and avoidance of odd lots), based on the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis.

The Adviser intends that the Portfolio be at all times fully invested in the stocks that are selected using the criteria described above, but reserves the right to deviate from the investment strategy to the extent necessary to comply with federal tax laws applicable to the Portfolio. In order to enhance its income, the Portfolio may lend its securities and enter into repurchase agreements. It may also seek to equitize uninvested cash through the use of options and futures strategies. See "Description of Securities and Investment Techniques."

HISTORICAL PERFORMANCE INFORMATION

The following tables compare the actual performance of the S&P 500 and the hypothetical performance of a model portfolio employing the same stock selection criteria as the "Dogs" of Wall Street Portfolio, rebalanced annually, for the historical periods indicated. The S&P 500 is used as the performance comparison because (1) it is the performance benchmark against which the Portfolio will be measured; and (2) it is the index most widely recognized as representative of the performance of the U.S. stock market. The S&P 500 is a composite index consisting of 500 common stocks that are traded on the New York Stock Exchange ("NYSE"), American Stock Exchange and NASDAQ National Market System. The companies that are included in the S&P 500 are leading companies of important industry segments within the U.S. economy.

The Portfolio's actual performance may differ from that of the hypothetical model for the following reasons: the Portfolio may not be fully invested at all times; appreciation or depreciation in an individual stock's value may cause stocks held by the Portfolio to be weighted unequally at any particular time; cash surpluses and deficits from purchases and redemptions of Portfolio shares may cause the Adviser to buy and sell stocks for the Portfolio between annual rebalancings; the Adviser may modify slightly the Portfolio's investment strategy as federal tax laws require; and the returns indicated in the hypothetical model exclude commission costs, advisory fees, expenses and taxes that would be borne by the Portfolio.

Because the returns for the model portfolio are hypothetical, they do not represent actual trading or the impact that material economic and market factors might have had on the Adviser's decision-making under actual circumstances. However, except as described above, the Adviser can presently foresee no circumstances that would cause deviation from the stock selection criteria used in managing the Portfolio. All returns contained in the tables below reflect reinvestment of dividends and other earnings. The results of the Portfolio's strategy are based on statistical data gathered by the Adviser.

---------------------------------------------------------
---------------------------------------------------------
           PERFORMANCE COMPARISON OF S&P 500 AND HYPOTHETICAL RESULTS
                              OF THE STRATEGY FOR
                        "DOGS" OF WALL STREET PORTFOLIO
                      DECEMBER 31, 1988-DECEMBER 31, 1997
---------------------------------------------------------
---------------------------------------------------------

The following tables represent the hypothetical performance of "Dogs" of Wall Street Portfolio obtained by applying its stock selection criteria retroactively to December 31, 1987. The performance of the Portfolio's stock selection criteria does not represent the performance of the Portfolio, nor does it reflect the advisory fees, commissions, expenses or taxes which would be borne by the Portfolio. The Portfolio's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Portfolio's stock selection criteria is not predictive of future performance of such criteria or of the Portfolio.

               ANNUAL RESULTS

                                  "DOGS" OF
                                 WALL STREET
     YEAR ENDED        S&P 500    STRATEGY
12/31/88.............  16.56%       34.4%
12/31/89.............  31.62%       32.3%
12/31/90.............  -3.10%       -1.1%
12/31/91.............  30.40%       39.3%
12/31/92.............   7.61%       11.9%
12/31/93.............  10.06%       12.7%
12/31/94.............   1.82%       10.2%
12/31/95.............  37.55%       36.8%
12/31/96.............  22.95%       20.8%
12/31/97.............  33.35%       31.2%

              SUMMARY RESULTS

                                  "DOGS" OF
                                 WALL STREET
     YEAR ENDED        S&P 500    STRATEGY
Arithmetic average...  18.83%      22.85%
Standard deviation of
  return.............  14.42%      13.82%
1-yr.................  33.35%      31.20%
3-yr compounded*.....  31.14%      29.43%
5-yr compounded*.....  20.25%      21.91%
7-yr compounded*.....  19.74%      22.74%
10-yr compounded*....  18.03%      22.13%

* Quoted return is for the most recent period ended December 31, 1997

ALLIANCE GROWTH PORTFOLIO
GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO
PUTNAM GROWTH PORTFOLIO

The three Growth Portfolios have the same investment objectives, policies and restrictions, but have different Subadvisers. The investment objective of each Portfolio is to seek long-term growth of capital. Whatever current income is generated by the Portfolio is incidental to the objective of capital growth. Each Portfolio's objective of capital growth is sought by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such convertible securities may be rated below BBB by S&P or Baa by Moody's (i.e., junk bonds). See "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Securities". In addition, each Portfolio may from time to time purchase preferred stocks and debt securities. Each Portfolio's Subadviser considers the factors that it believes affect potential for capital appreciation, including an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. When the outlook for common stocks is not considered promising, for temporary defensive purposes, a substantial portion of the assets may be invested in securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. Because the securities purchased by the Portfolios, in pursuing their investment objective, are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset values per share of the Portfolios) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Portfolios. Up to 25% of each Portfolio's total assets may be invested in foreign securities. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.

REAL ESTATE PORTFOLIO

The investment objective of the Real Estate Portfolio is total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be invested in securities of companies which have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Portfolio does not invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. The Portfolio invests in common stocks and other equity securities and debt securities. In keeping with its primary growth objective, it will normally invest primarily in equity securities (including securities convertible into equity securities). It may also invest in fixed income securities for income or as a defensive strategy when the Subadviser believes that adverse economic or market conditions require such strategy.

The remaining 35% of the Portfolio's assets may be invested in securities of companies in any other industries. These may include companies which are not primarily involved in real estate operations or ownership but which have products or services relating to the real estate industry, such as manufacturers and distributors of building supplies, financial institutions which make or service real estate loans or companies which have substantial real estate assets such as some companies in the energy, retailing or railroad industries. There is no limitation on such investments except that the Portfolio intends to invest less than 25% of its total assets in the securities of any industry other than the real estate industry.

The Portfolio will invest in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Risk Factors Applicable to The Real Estate Portfolio -- The Real Estate Portfolio will generally not purchase securities rated BB by S&P or Ba by Moody's or lower if such purchase would then cause more than 30% of the Portfolio's net assets to be invested in such securities. The Real Estate Portfolio does not presently intend to have more than 5% of its assets invested in fixed income securities rated below BBB by S&P or Baa by Moody's in the near future.

Because the Portfolio invests primarily in the real estate industry, it is subject to risks associated with the direct ownership of real estate. The Portfolio could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

SMALL COMPANY VALUE PORTFOLIO

The Small Company Value Portfolio seeks capital appreciation. Under normal market conditions, Small Company Value Portfolio invests at least 65% of its total assets in equity securities of small capitalization companies. For these purposes, small capitalization companies are deemed those with market capitalizations of less than $1 billion at the time of purchase. In selecting equity securities, the Subadviser utilizes a value-based selection discipline, investing in equity securities it believes are undervalued relative to other securities in the same industry or market at the time of purchase. In assessing relative value, the Subadviser will consider such factors as ratios of market price to earnings, market price to book value, market price to assets, estimated earnings growth rate, cash flow and liquidation value.

The Portfolio also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $1 billion or more and in fixed income securities including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations including "cash items" such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; repurchase agreements collateralized by eligible investments of the Portfolio; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 397 days or less (which investments also are subject to the advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations.

Subject to the limitations stated above, the Portfolio may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a U.S. stock exchange or represented by ADRs. Investment in foreign securities involves special risks. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

In addition, the Portfolio may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Portfolio; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of fund securities. See "Description of Securities and Investment Techniques" for more information on these securities and strategies.

For temporary defensive purposes, the Portfolio may without limitation hold cash or invest in cash items of the kinds described above. The Portfolio also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth Portfolio seeks capital appreciation as its investment objective. The Portfolio pursues this investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small Cap" companies will typically have, at the time of purchase, market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cycles. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies." The Portfolio may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned companies. Such securities may be listed on an exchange or traded over-the-counter. In addition, the Portfolio may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation due to anticipated market conditions. The Portfolio may invest in securities rated as low as BBB by S&P or Baa by Moody's.

INTERNATIONAL GROWTH AND INCOME PORTFOLIO

The investment objective of the International Growth and Income Portfolio is growth of capital with current income as a secondary objective. The

Portfolio will seek its objectives by investing primarily in common stocks that offer potential for capital growth. The Portfolio may also invest, consistent with its objectives, in stocks that offer potential for current income. Under normal market conditions, the Portfolio expects to invest substantially all of its assets in securities principally traded on markets outside the U.S.

Moreover, the Portfolio will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the U.S.

The Portfolio may also purchase corporate bonds, notes and debentures (including those rated below BBB by S&P or Baa by Moody's, i.e., junk bonds), preferred stocks, securities convertible into common stocks or other equity securities, or U.S. or foreign government securities if the Subadviser determines that their purchase would help further the Portfolio's investment objectives or for temporary defensive purposes. In addition, when circumstances warrant, the Portfolio may hold some or all of its assets in cash or high-quality money market instruments. See "Description of Securities and Investment
Techniques -- Corporate Debt Instruments" and "-- Risk Factors Relating to High-Yield, High-Risk Bonds."

The types of securities selected for the Portfolio may vary from time to time in light of the Portfolio's investment objective, changes in interest rates, and economic and other factors. The Subadviser will seek to identify securities that offer the potential for capital growth, and that are undervalued in relation to underlying asset values or earnings potential. In selecting securities for the Portfolio, the Subadviser may invest in the securities of issuers in developed countries, as well as emerging markets. Investing in emerging markets, however, may involve risks not generally associated with more developed markets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" for more details. In addition, the Subadviser may invest in the securities of companies with equity market capitalizations of less than $1 billion. These companies may offer greater potential for capital appreciation, but may also involve certain risks. See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies."

GLOBAL EQUITIES PORTFOLIO

The investment objective of the Global Equities Portfolio is long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics and through transactions in foreign currencies. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. A major premise of the Portfolio's investment approach is the Subadviser's belief that economic and political developments have helped to create new opportunities worldwide.

The assets of the Portfolio will be invested with geographic flexibility. Under normal market conditions, the Portfolio will invest at least 50% of its assets in equity securities of issuers domiciled outside the U.S. or dollar-denominated securities or securities of U.S. issuers. The Subadviser seeks to identify those companies, both domestic and foreign, likely to benefit from long-term trends and shifting trade patterns as they develop in the global economy. The Subadviser currently does not intend to invest more than 20% of the Portfolio's total assets in issuers domiciled in, or governments of, developing countries (i.e., those identified as such by the international financial community).

When prevailing market, economic, political or currency conditions warrant, the Portfolio may purchase fixed income securities (including securities of governments other than the U.S., which may be securities of either national, regional or local governments). For temporary defensive purposes, the Portfolio may at times maintain all or any part of its assets in U.S. or dollar-denominated or foreign currency-denominated cash or cash equivalents (including U.S. government securities, foreign government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high quality short-term debt securities).

The Portfolio may, from time to time, use currency transactions and financial index futures both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies and local market conditions. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.

INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

The investment objective of the International Diversified Equities Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices. The Subadviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Subadviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

The Subadviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. Further information concerning emerging country equity securities is contained in the Statement of Additional Information. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

By analyzing a variety of macroeconomic and political factors, the Subadviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what the Subadviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value, as determined by the Subadviser, provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Subadviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

Within a particular country, investments are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International EAFE Index for the given country. The Subadviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. Common stocks purchased for the Portfolio include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. Notwithstanding the foregoing, the Portfolios may seek to gain exposure to certain foreign markets where direct investment may be difficult or impracticable through investment in domestic closed-end mutual funds which invest predominately in such markets.

The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes.

EMERGING MARKETS PORTFOLIO

The investment objective of the Emerging Markets Portfolio is long-term capital appreciation. The Portfolio will invest in companies that the Subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S. The Subadviser currently expects that, under normal market conditions, the Portfolio will invest substantially all of its assets, other than short-term investments held pending investment, and, except when investing for defensive purposes as described below, at least 65% of its total assets, in common stocks and other equity securities of "emerging market" companies. The Portfolio will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on the

Subadviser's evaluation of its level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, at present the Subadviser believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investing in emerging market countries generally involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio will normally diversify its investments among a number of different countries.

Common stocks and other equity securities are normally the Portfolio's main investments. However, the Portfolio may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if the Subadviser believes they would help achieve the Portfolio's objective. The Portfolio may also hold a portion of its assets in cash or high-quality money market instruments.

Because the Subadviser evaluates securities for the Portfolio based on their long-term potential for capital appreciation, the Portfolio's investments may not appreciate or yield significant income over the shorter term, and, as a result, the Portfolio's total return over certain periods may be less than that of other equity mutual funds.

---------------------------------------------------------
---------------------------------------------------------
              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES
---------------------------------------------------------
---------------------------------------------------------

FIXED INCOME SECURITIES -- Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates.

The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. Long-term instruments are generally more sensitive to these changes than are short-term instruments. The market value of fixed income securities and therefore their yield is also affected by the perceived ability of the issuer to make timely payments of principal and interest.

CORPORATE DEBT INSTRUMENTS -- These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate.

    Investment Grade -- A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa). The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

    Lower Grade -- A designation applied to intermediate and long-term corporate debt securities that are not investment grade; commonly referred to as "junk bonds." These include bonds rated BB or below by S&P, or Ba or below by Moody's. These securities are considered speculative.

The Corporate Bond and Worldwide High Income Portfolios may invest in bonds rated as low as C by Moody's or D by S&P without limitation. The High-Yield Bond Portfolio may invest in bonds rated as low as Ca by Moody's or CC by S&P and may invest no more than 10% of its total net assets in bonds rated as low as C by Moody's or D by S&P. The Asset Allocation and Balanced/Phoenix Investment Counsel Portfolios may invest in bonds rated as low as Ca by Moody's or CC by S&P. The International Growth and Income Portfolio may invest up to 20% of its assets in bonds rated as low as C by Moody's or S&P. The Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed income securities and is not subject to any restrictions based on credit rating. The Equity Index and Small Company Value Portfolios may invest up to 5% of their net assets in less than investment grade convertible debt obligations. The Equity Income Portfolio may invest up to 25% of its net assets in less than investment grade convertible debt obligations. Bonds rated Ca by Moody's are described as "speculative in a high degree; often in default or having other marked shortcomings." Bonds rated D by Moody's -- the lowest rated class -- can be "regarded as having extremely poor prospects of ever attaining any real investment standing." Not all fixed income securities are rated, and each of the foregoing Portfolios may invest in securities that are not rated but that are determined by the Adviser or Subadviser to be of comparable quality to the rated securities in which the Portfolio may invest. Bonds rated C by S&P are of the "highest degree of speculation;" those rated D by that organization are in default and in arrears.

RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS -- High-yield, high-risk bonds are subject to greater fluctuations in value than are higher-rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. Although under normal market conditions longer-term securities yield more than shorter-term securities, they are subject to greater price fluctuations. Fluctuations in the value of a Portfolio's investments will be reflected in its net asset value per share. The growth of the high-yield bond market paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may affect the market for high-yield bonds in a similar fashion in the future including an increased incidence of defaults on such bonds. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds.

In the case of corporate debt obligations which are convertible into common stock, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

High-yield bonds present the following risks:

    Sensitivity to Interest Rate and Economic Changes -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices (and therefore yields) of high-yield bonds and the Portfolio's net asset value.

    Payment Expectations -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest-rate market, a Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

    Liquidity and Valuation -- There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Under such circumstances, the task of accurate valuation becomes more difficult and judgment would play a greater role due to the relative lack of reliable and objective data. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

Securities issued by the U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

GNMA CERTIFICATES -- GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES -- The Global Bond, Corporate Bond, High-Yield Bond, SunAmerica Balanced, Balanced/Phoenix Investment Counsel and Asset Allocation Portfolios may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond

(although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

The Corporate Bond, Global Bond, High-Yield Bond, Asset Allocation and Emerging Markets Portfolios may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities, provided they are issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES -- These securities represent an interest in a pool of consumer or other types of loans ("asset-backed securities"). Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities. Some asset-backed securities may be subject to early prepayment of principal, which can be expected to accelerate during periods of declining interest rates. Such prepayments can usually be reinvested only at the lower yields then prevailing in the market. Therefore, during periods of declining interest rates, asset-backed securities are less likely than other fixed income obligations to appreciate in value and less effective at locking in a particular yield. On the other hand, asset-backed securities are subject to substantially the same risk of depreciation during periods of rising interest rates as other fixed income securities.
DOLLAR ROLLS -- The Corporate Bond, Global Bond, High-Yield Bond, SunAmerica Balanced, Asset Allocation and Emerging Markets Portfolios may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The Portfolios will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of each Portfolio's borrowings and other senior securities. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Dollar rolls involve certain risks including that if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser's or Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

SHORT-TERM DEBT SECURITIES -- Debt securities maturing within 397 days of the date of purchase include (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in 397 days or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of 397 days, they are also considered short-term debt securities.

ZERO-COUPON, PAY-IN-KIND AND DEFERRED INTEREST BONDS -- The Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation, and Venture Value Portfolios may invest in zero-coupon bonds as well as deferred interest bonds, or other obligations that contain "original issue discount" for federal income tax purposes. In addition, the Corporate Bond, High-Yield Bond and Worldwide High Income Portfolios may invest in pay-in-kind securities. Zero-coupon, deferred interest and capital appreciation bonds are debt obligations which are issued or purchased at a significant discount from face value. Pay-in-kind bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than do debt obligations, which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio's distribution obligations.

REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements, under which the Portfolio buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain appropriate collateral in a segregated account. Each Portfolio will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser or applicable Subadviser, subject to the oversight of the Board of Trustees. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to repurchase such security. The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest. In order to minimize any risk involved, the Portfolio maintains in a segregated account cash or liquid securities equal in value to the repurchase price.

ILLIQUID SECURITIES -- Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain interest-rate and currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser (or Subadviser, as the case may be) pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

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

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED AND DELAYED-DELIVERY
TRANSACTIONS -- Each Portfolio (except Equity Index Portfolio) may purchase securities on a firm commitment, when-issued or delayed-delivery basis. Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. While a Portfolio will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable to do so. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain in a segregated account liquid assets having a value equal to or greater than the Portfolio's purchase commitments. The Portfolio will likewise segregate liquid assets with respect to securities sold on a delayed-delivery basis.

INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS -- In order to protect the value of the Corporate Bond, Global Bond, Asset Allocation and Emerging Markets Portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed income market in which the Portfolio's investments are traded, the Portfolios may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. A Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Global Bond Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will only enter into interest-rate swaps on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.

STRUCTURED SECURITIES -- The Global Bond, Worldwide High Income, Asset Allocation, International Growth and Income and Emerging Markets Portfolios may invest in structured notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS -- The Worldwide High Income Portfolio may invest a portion of its assets in "loan participations." By purchasing a loan participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

SECURITIES LENDING -- Each Portfolio (except the Cash Management Portfolio) may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser or Subadviser to be creditworthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.

BORROWING AND OTHER FORMS OF LEVERAGE -- All of the Portfolios (except the Cash Management Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The Cash Management Portfolio may not borrow money, except from banks for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios will maintain a segregated account of cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

INVESTMENT IN SMALL CAP COMPANIES -- The SunAmerica Balanced, Venture Value, Small Company Value and Aggressive Growth Portfolios and certain other Portfolios may invest in small companies having market capitalizations of under $1 billion. While such companies may realize more substantial growth than larger, more established companies, they may also be subject to some additional risks. The securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management then larger, more established companies and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.

RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS -- There are elements of risk and opportunity involved, when investments in foreign issuers are made, which include: trade imbalances and related economic policies; currency fluctuations; foreign exchange control policies; taxation on income from sources in such countries; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. There may be less information publicly available about foreign companies, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. Investment decisions made in the context of the Portfolios' objectives and policies involve the evaluation of opportunities and risks presented by probable future currency relationships, especially during periods of broad adjustments in such relationships.

The Emerging Markets Portfolio will invest, and the other Portfolios (except the Cash Management and Equity Index Portfolios) may invest, in issuers domiciled in, or governments of, developing countries or emerging markets as well as developed countries. Although there is no universally accepted definition, a developing or emerging market country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. The risks described above with respect to investment in foreign securities generally may be exacerbated with respect to investments in developing or emerging countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or development assistance, the vulnerability to local or global trade conditions, extreme debt burdens, or volatile inflation rates.

The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend, among other things, on the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's nondollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Additional costs could be incurred in connection with a Portfolio's foreign investment activities. Foreign brokerage commissions are generally higher than in the U.S. and a Portfolio will bear certain expenses in connection with its foreign currency transactions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.

AMERICAN DEPOSITARY RECEIPTS -- Certain of the Portfolios may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Portfolios' Subadvisers do not treat them as foreign securities. Nonetheless, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

FOREIGN CURRENCY TRANSACTIONS -- Currency exchange rate fluctuations are a major area of risk and opportunity for the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios, and is of some risk to the other Portfolios. Each Portfolio (other than the Cash Management and Equity Index Portfolios), has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase and sell put and call options on currencies and futures contracts. A significant portion of the Portfolios' currency transactions will be over-the-counter transactions.

Each Portfolio may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Portfolio's portfolio securities.

Each Portfolio (other than the Cash Management and Equity Index Portfolios and except as described below), may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received, and a Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.

Each Portfolio that invests in foreign securities may utilize certain techniques to attempt to enhance return, including forward foreign currency exchange contracts, currency options and currency swaps. These techniques may be used when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Portfolio. Each Portfolio may also use currency contracts and options to cross-hedge, which involves selling or purchasing instruments on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions for hedging or non-hedging purposes, each Portfolio will segregate cash or liquid securities in an amount sufficient to meet its payment obligations in these transactions or otherwise "cover" the obligation. See the Statement of Additional Information for more information regarding foreign currency transactions.

The Global Bond, Worldwide High Income, Asset Allocation, Real Estate, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios may enter into currency swaps. Currency swaps involve the exchange by the Portfolio with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Subadviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the respective Portfolio would be less favorable than it would have been if this investment technique were not used.

EURO CONVERSION -- Effective January 1, 1999, several European countries will irrevocably fix their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Adviser is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.

OPTIONS ON SECURITIES AND SECURITIES INDICES -- Each Portfolio (other than the Cash Management Portfolio) may write (sell) covered call and put options on any securities in which it may invest. The

Small Company Value and Equity Income Portfolios may each write covered call options covering up to 25% of the equity securities it owns. Each Portfolio may also write call and put options on any securities index composed of securities in which it may invest. The Small Company Value Portfolio does not intend to write call and put options on securities indices. A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. None of the Equity Income, Small Company Value and Equity Index Portfolios will invest more than 5% of the value of their total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price.

All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding or will have an absolute and immediate right to acquire such security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets. A put option written by a Portfolio is covered if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in liquid assets. Put and call options written by a Portfolio may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

Each Portfolio (other than the Cash Management, Equity Income, Small Company Value and Equity Index Portfolios) may purchase and write options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. All yield curve options written by a Portfolio will be covered in the manner described above.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities. In a closing purchase or sale transaction, a Portfolio acquires a position that offsets and cancels an option position then held by the Portfolio.

A Portfolio may purchase and sell both options that are traded: (i) on U.S. exchanges; (ii) on foreign exchanges; and (iii) over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the U.S. Securities and Exchange Commission ("SEC") changes its position, each Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities. However, for options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC staff.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to increase total return involves the risk of loss if the Adviser or Subadviser is incorrect in its expectations of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes depends in part on the ability of the Adviser or Subadviser to predict future price fluctuations and the degree of correlation between the options and securities markets. A Portfolio pays brokerage commissions or spreads in connection with its options transactions. The writing of options could significantly increase portfolio turnover rate of a Portfolio and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS THEREON -- Futures contracts may be based on various securities (including U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The purchases of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices. The Equity Index Portfolio will use futures contracts and related options as a means of gaining exposure to securities in the S&P 500.

In addition, subject to regulations promulgated by the Commodity Futures Trading Commission, a Portfolio may engage in futures transactions for non-hedging purposes. For example, futures strategies can be used to manage the average duration of a Portfolio. To shorten the average duration of a Portfolio, the Portfolio may sell a futures contract or a call option thereon, or purchase a put option on that futures contract; to lengthen the average duration of a Portfolio, the Portfolio may buy a futures contract or a call option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit in a segregated account with the Trust's custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash or liquid securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. The loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between a Portfolio's futures positions and portfolio positions will be impossible to achieve.

Investment in futures contracts or options thereon may also involve liquidity risks due, for example, to exchange-imposed daily trading limits that would prevent the Portfolio from liquidating an unfavorable position. See the Statement of Additional Information concerning futures and options contracts.

WARRANTS -- Certain Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration.

INVERSE FLOATERS -- The Corporate Bond, Asset Allocation and Emerging Markets Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

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                                   MANAGEMENT
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The Trust's Board of Trustees is responsible for the overall supervision of the operations of the Trust and performs various duties imposed on trustees of investment companies by the 1940 Act. The Board has retained others to provide certain services to the Trust.

INVESTMENT ADVISER -- SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect, wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., an investment grade financial services company with assets held at December 31, 1997, of approximately $52 billion. SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds and private accounts. As of February 28, 1998, SAAMCo managed, advised and/or administered assets of approximately $13.7 billion.

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. The Agreement authorizes SAAMCo to retain one or more Subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for the Portfolio transactions. SAAMCo has hired Subadvisers for certain Portfolios, and manages the investments of other Portfolios itself without the assistance of a Subadviser. SAAMCo, in consultation with one or more SunAmerica affiliates, monitors the activities of the Subadvisers, and from time to time will recommend the replacement of a Subadviser on the basis of investment performance or other considerations.

SAAMCo may terminate any Subadvisory Agreement without shareholder approval. Moreover, SAAMCo has obtained an exemptive order from the SEC which would permit SAAMCo, subject to certain conditions, to enter into Subadvisory Agreements relating to the Trust with Subadvisers approved by the Board without obtaining shareholder approval. The exemptive order would also permit SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadvisory Agreement. Shareholders of a Portfolio have the right to terminate such agreements for such Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified when SAAMCo intends to commence relying on the exemptive order, and would be notified of any Subadviser changes effected thereafter.

Purchase and sale orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a Subadviser. The individual Portfolio Managers for both the Adviser and Subadvisers are identified in this section.

The term "Assets" means the average daily net assets of the Portfolio. The investment advisory fees are accrued daily and paid monthly.

The annual rates of the investment advisory fees which apply to the CASH MANAGEMENT PORTFOLIO are 0.55% on the first $100 million of Assets, 0.50% on the next $200 million and 0.45% on Assets over $300 million.

The annual rates of the investment advisory fees which apply to the CORPORATE BOND PORTFOLIO are 0.70% on the first $50 million of Assets, 0.60% on the next $100 million, 0.55% on the next $100 million and 0.50% on Assets over $250 million.

The annual rates of the investment advisory fees which apply to both the GLOBAL BOND AND ASSET ALLOCATION PORTFOLIOS are 0.75% on the first $50 million of Assets, 0.65% on the next $100 million, 0.60% on the next $100 million and 0.55% on Assets over $250 million.

The annual rates of the investment advisory fees which apply to the HIGH-YIELD BOND PORTFOLIO are 0.70% on the first $50 million of Assets, 0.65% on the next $100 million, 0.60% on the next $100 million and 0.55% on Assets over $250 million.

The annual rate of the investment advisory fees which applies to each of the WORLDWIDE HIGH INCOME AND INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS is 1.00% of Assets.

The annual rates of the investment advisory fees which apply to each of the SUNAMERICA BALANCED, BALANCED/PHOENIX INVESTMENT COUNSEL, GROWTH-INCOME, ALLIANCE GROWTH AND GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIOS are 0.70% on the first $50 million of Assets, 0.65% on the next $100 million, 0.60% on the next $150 million, 0.55% on the next $200 million, and 0.50% on Assets over $500 million.

The annual rates of the investment advisory fees which apply to the UTILITY AND FEDERATED VALUE PORTFOLIOS are 0.75% on the first $150 million of Assets, 0.60% on the next $350 million and 0.50% on Assets over $500 million.

The annual rate of the investment advisory fees which applies to the EQUITY INCOME PORTFOLIO is 0.65% of Assets.

The annual rate of the investment advisory fees which applies to the SMALL COMPANY VALUE PORTFOLIO is 1.00% of Assets.

The annual rate of the investment advisory fees which applies to the "DOGS" OF WALL STREET PORTFOLIO is 0.60% of Assets.

The annual rates of the investment advisory fees which apply to the VENTURE VALUE AND REAL ESTATE PORTFOLIOS are 0.80% on the first $100 million of Assets, 0.75% on the next $400 million and 0.70% on Assets over $500 million.

The annual rates of the investment advisory fees which apply to the PUTNAM GROWTH PORTFOLIO are 0.85% on the first $150 million of Assets, 0.80% on the next $150 million and 0.70% on Assets over $300 million.

The annual rates of the investment advisory fees which apply to the AGGRESSIVE GROWTH PORTFOLIO are 0.75% on the first $100 million of Assets, 0.675% on the next $150 million, 0.625% on the next $250 million and 0.60% on Assets over $500 million.

The annual rate of the investment advisory fees which applies to the EQUITY INDEX PORTFOLIO is 0.40% of Assets.

The annual rates of the investment advisory fees which apply to the INTERNATIONAL GROWTH AND INCOME PORTFOLIO are 1.00% on the first $150 million of Assets, 0.90% on the next $150 million and 0.80% on Assets over $300 million.

The annual rate of the advisory fee which applies to the EMERGING MARKETS PORTFOLIO is 1.25% of Assets.

The annual rates of the investment advisory fees which apply to the GLOBAL EQUITIES PORTFOLIO are 0.90% on the first $50 million of Assets, 0.80% on the next $100 million, 0.70% on the next $150 million and 0.65% on Assets over $300 million.

For the fiscal year ended November 30, 1997, the following Portfolios paid to SAAMCo a fee equal to the following percentage of Assets: Cash Management Portfolio -- 0.54%, Corporate Bond Portfolio -- 0.70%, Global Bond
Portfolio -- 0.72%, High-Yield Bond Portfolio -- 0.66%, Worldwide High Income Portfolio -- 1.00%, SunAmerica Balanced Portfolio -- 0.70%, Balanced/Phoenix Investment Counsel Portfolio -- 0.68%, Asset Allocation Portfolio -- 0.61%, Utility Portfolio -- 0.75%, Growth-Income Portfolio -- 0.60%, Venture Value Portfolio -- 0.74%, Alliance Growth Portfolio -- 0.59%, Growth/Phoenix Investment Counsel Portfolio -- 0.65%, Putnam Growth Portfolio -- 0.83%, Aggressive Growth Portfolio -- 0.75%, Global Equities Portfolio -- 0.76%, Federated Value Portfolio -- 0.75% and International Diversified Equities Portfolio -- 1.00%. For the period June 2, 1997 (commencement of operations) through November 30, 1997, the following Portfolios paid to SAAMCo a fee equal to the following percentage of Assets: Real Estate Portfolio -- 0.69%, International Growth and Income Portfolio -- 0.58% and Emerging Markets Portfolio -- 0.55%.

The advisory fees for the Putnam Growth Portfolio for the fiscal year ended November 30, 1997 was calculated at the annual rate set forth in the Statement of Additional Information under "Investment Advisory and Management
Agreement -- Advisory Fees."

For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the lesser of the following percentages of each of the following Portfolio's Assets: SunAmerica Balanced Portfolio -- 1.00%, "Dogs" of Wall Street Portfolio -- 0.85%, Utility Portfolio -- 1.05%, Federated Value Portfolio -- 1.05%, Real Estate Portfolio -- 1.25%, International Growth and Income Portfolio -- 1.60%, Emerging Markets Portfolio -- 1.90%, Equity Index Portfolio -- 0.55%, Equity Income Portfolio -- 0.95% and Small Company Value Portfolio -- 1.40%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser (after June 3, 1996) with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations. For the fiscal year ended November 30, 1997, such recoupments were as follows: SunAmerica Balanced Portfolio -- 0.02%; Federated Value Portfolio -- 0.05%; and Aggressive Growth Portfolio -- 0.01%.

SAAMCo's Fixed Income Investment Team headed by P. Christopher Leary has been responsible for managing the CASH MANAGEMENT PORTFOLIO, HIGH-YIELD BOND PORTFOLIO and the fixed income component of the SUNAMERICA BALANCED PORTFOLIO since October 1996. Mr. Leary is an Executive Vice President of SAAMCo and has been a portfolio manager with the firm since 1990. John W. Risner has supervisory responsibility for the High-Yield Bond Portfolio. He is a Vice President of SAAMCo and joined the firm in February 1997. Prior to joining SAAMCo, Mr. Risner served as Senior Portfolio Manager of the Value Line Aggressive Income Trust and the Value Line Convertible Fund.

The Domestic Equity Investment Team is responsible for managing the AGGRESSIVE GROWTH PORTFOLIO, the equity component of the SUNAMERICA BALANCED PORTFOLIO and the "DOGS" OF WALL STREET PORTFOLIO. The Team is composed of eight investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Donna Calder has supervisory responsibility for the Aggressive Growth Portfolio. Ms. Calder is a Vice President of SAAMCo and has been a portfolio manager with the firm since March 1998. Prior to joining SAAMCo, Ms. Calder was the Founder and General Partner of Manhattan Capital Partners, L.P. Francis D. Gannon has supervisory responsibility for the equity component of the SunAmerica Balanced Portfolio and the "Dogs" of Wall Street Portfolio. Mr. Gannon joined SAAMCo as an equity analyst in 1993.

SUBADVISERS AND PORTFOLIO MANAGEMENT -- The organizations described below act as Subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

Alliance Capital Management L.P. The Subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios is Alliance. Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager, supervising client accounts with assets totaling over $218.7 billion as of December 31, 1997. Alliance serves its clients, who primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. As of December 31, 1997, Alliance was retained as an investment manager of employee benefit fund assets for 28 of the Fortune 100 companies.

The portion of the annual investment advisory fees received by SAAMCo which is paid to Alliance with respect to the Growth-Income and Alliance Growth Portfolios is 0.35% on the first $50 million of Assets, 0.30% on the next $100 million, 0.25% on the next $150 million, 0.20% on the next $200 million and 0.15% on Assets over $500 million; and with respect to the Global Equities Portfolio is 0.50% on the first $50 million of Assets, 0.40% on the next $100 million, 0.30% on the next $150 million and 0.25% on Assets over $300 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Alliance, with respect to each Portfolio subadvised by Alliance, a fee equal to the following percentage of average daily net assets: Growth-Income Portfolio -- 0.25%, Alliance Growth Portfolio -- 0.24%, and Global Equities Portfolio -- 0.36%. James G. Reilly has served as the portfolio manager for the ALLIANCE GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Reilly is a Senior Vice President of Alliance and joined the company in 1984.

Michael R. Baldwin and Bruce W. Calvert have served as co-portfolio managers of the GROWTH-INCOME PORTFOLIO since the inception date of February 9, 1993 and Stephen W. Pelensky has served as a co-portfolio manager for the Portfolio since June 30, 1995. Mr. Baldwin is a Vice President of Alliance and joined the company in 1989. Mr. Calvert is Vice Chairman and Chief Investment Officer, and joined Alliance in 1973. Mr. Pelensky is a Vice President of Alliance and joined the company in 1994. Prior to joining Alliance, Mr. Pelensky was a portfolio manager and analyst with Affinity Investment Advisors and BEA Associates.

Mr. Pelensky has also served as co-portfolio manager of the domestic equity component of the GLOBAL EQUITIES PORTFOLIO since June 30, 1995 and Stephen Beinhacker has served as co-portfolio manager of the foreign equity component of the Global Equities Portfolio since February 1997. Mr. Beinhacker is a Director and Vice President of Alliance and joined the company in 1992.

Davis Selected Advisers, L.P. The Subadviser of the Venture Value and Real Estate Portfolios is Davis Selected, 124 East Marcy Street, Santa Fe, New Mexico 87501. Venture Advisers, Inc. is the sole General Partner of the limited partnership, which, in turn, is controlled by Shelby M.C. Davis. Davis Selected provides advisory services to other investment companies. As of February 28, 1998, Davis Selected had over $16.58 billion of assets under management. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it.

The portion of the annual investment advisory fee received by SAAMCo which is paid to Davis Selected with respect to the Venture Value and Real Estate Portfolios is 0.45% on the first $100 million of Assets, 0.40% on the next $400 million and 0.35% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Davis Selected, with respect to the Venture Value and Real Estate Portfolios, a fee equal to 0.39% and 0.22%, respectively, of each Portfolio's average daily net assets.

Christopher C. Davis has served as portfolio manager of the VENTURE VALUE PORTFOLIO since October 1994. He has been employed by Davis Selected since September, 1989 as a research analyst, assistant portfolio manager, co-portfolio manager, and portfolio manager, working side by side with Shelby M.C. Davis.

Andrew A. Davis has served as the primary portfolio manager of the REAL ESTATE PORTFOLIO since October 1994. He is a Vice President of Davis Series, Inc. and a Co-President of Davis Selected's General Partner. Until February 1993, he was the Vice President and head of convertible research at PaineWebber Incorporated. Shelby M.C. Davis previously served as co-portfolio manager of the Venture Value Portfolio. He will continue to consult with Christopher and Andrew Davis in his capacity as Chief Investment Officer of Davis Selected.

Federated Investment Counseling. The Subadviser for the Corporate Bond, Utility and Federated Value Portfolios is Federated, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc., a Pennsylvania corporation. All of the Class A (voting) stock of Federated Investors, Inc. is owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife and Mr. Donahue's son, J. Christopher Donahue, President and Director of Federated Investors, Inc. Federated, together with other subsidiaries of Federated Investors, Inc., serves as investment adviser to a number of investment companies and private accounts. With over $139.5 billion invested across more than 300 funds under management and/or administration as of December 31, 1997 Federated Investors, Inc. is one of the largest mutual fund investment managers in the U.S.

The portion of the annual investment advisory fees received by SAAMCo which is paid to Federated with respect to the Corporate Bond Portfolio is 0.30% on the first $25 million of Assets, 0.25% on the next $25 million, 0.20% on the next $100 million and 0.15% on Assets over $150 million; and with respect to each of the Utility and Federated Value Portfolios is 0.55% on the first $20 million of Assets, 0.35% on the next $30 million, 0.25% on the next $100 million, 0.20% on the next $350 million and 0.15% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Federated, with respect to each Portfolio subadvised by Federated, a fee equal to the following percentage of average daily net assets: Utility -- 0.55%, Federated Value -- 0.46%, and Corporate Bond Portfolio -- 0.27%.

Joseph M. Balestrino and Mark E. Durbiano have served as co-portfolio managers of the CORPORATE BOND PORTFOLIO since May 1996. Mr. Balestrino joined Federated Investors, Inc. in 1986 and has been a Vice President of Federated Advisers since 1995. Mr. Balestrino served as an Assistant Vice President of Federated Advisers from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of Federated Advisers since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of Federated Advisers. Mr. Durbiano is a Chartered Financial Analyst.

Linda A. Duessel has served as portfolio manager of the UTILITY PORTFOLIO since June 1996. Ms. Duessel joined Federated Investors, Inc. in 1991, and has been a Vice President of Federated Advisers since 1995. She was an Assistant Vice President of Federated Advisers from 1991 until 1995. Ms. Duessel is a Certified Public Accountant and a Chartered Financial Analyst.

Michael P. Donnelly and Arthur J. Barry have served as co-portfolio managers of the FEDERATED VALUE PORTFOLIO since October 1997 and October 1998, respectively. Mr. Donnelly joined Federated Investors, Inc. in 1989 as an Investment Analyst and has been a Vice President of Federated Investors, Inc. since 1994. He served as an Assistant Vice President of an affiliate of Federated Investors, Inc. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst. Mr. Barry, who has been a Vice President of Federated since July 1998 and was an Assistant Vice President from April 1997 to July 1998, joined an affiliate of Federated in 1994 as an Investment Analyst. Mr. Barry is a Chartered Financial Analyst and received his M.S.I.A. from Carnegie Mellon University, where he concentrated in finance and accounting.

First American Asset Management. The Subadviser for the Equity Income, Small Company Value and Equity Index Portfolios is First American, a division of U.S. Bank National Association. First American is located at 601 Second Avenue South, Minneapolis, Minnesota 55402. First American has acted as an investment adviser to First American Investment Funds, Inc. since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of July 31, 1998, First American was managing accounts with an aggregate value of approximately $77 billion, including mutual fund assets of approximately $31 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for First American.
The portion of the annual investment advisory fees received by SAAMCo which is paid to First American with respect to the Equity Income Portfolio is 0.30% of all assets; with respect to the Equity Index Portfolio is 0.125% of all assets; and with respect to the Small Company Value Portfolio is 0.80% of all assets.

The EQUITY INCOME PORTFOLIO is managed by a committee comprised of Gerald C. Bren, James Doak, Albin S. Dubiak, Cori B. Johnson, John M. Murphy, Roland P. Whitcomb and Glenn E. Johnson, whose backgrounds are set forth below. The SMALL COMPANY VALUE FUND PORTFOLIO is managed by a committee comprised of Albin S. Dubiak, John D. Grangaard, Michael K. Sabbann, Douglas K. Rose, Robert L. Buss, Anthony W. Hipple and Frank G. Magdalen, whose backgrounds also are set forth below.

James Doak joined First American in 1982 after serving for two years as vice president of INA Capital Advisors and ten years as Vice President of Loomis-Sayles & Co. He has managed assets for individual and institutional clients, specializing in equity investments. Mr. Doak received his bachelor's degree from Brown University and his master's degree in business administration from Wharton School of Business. He is a Chartered Financial Analyst.

John M. Murphy, Jr. is Chief Investment Officer of First American, having joined the Subadviser in 1984. He has more than 30 years in the investment management field and served with Investment Advisers, Inc. and Blyth, Eastman, Dillon & Co. before joining First American. Mr. Murphy received his bachelor's degree from Regis College.

Gerald C. Bren joined First American in 1972 as an investment analyst. Mr. Bren received his master's degree in business administration from the University of Chicago. He is a Chartered Financial Analyst.

Albin S. Dubiak began his investment career as a security trader with The First National Bank of Chicago in 1963 before joining First American as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona.

Cori B. Johnson joined First American in 1991 as a securities analyst. Ms. Johnson received her bachelor's degree from Concordia College and her master's degree in business administration from the University of Minnesota. She is a Chartered Financial Analyst.

Roland P. Whitcomb, Jr. joined First American in 1986 after serving as an account executive with Smith Barney & Co. since 1979. Mr. Whitcomb received his bachelor's degree from the University of Chicago. He is a Chartered Financial Analyst.

Douglas K. Rose joined First American in 1996 and has 10 years of investment industry experience. Mr. Rose has analytic responsibilities for the business services, environmental services, leisure and restaurant/lodging industries. Mr. Rose holds a bachelor's degree from the University of Nebraska, and a master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

Robert L. Buss joined First American in 1989 and has nine years of investment industry experience. In 1996, Mr. Buss began analytical work in the equity research area covering electric equipment, machinery and diversified manufacturing. Mr. Buss holds a bachelor's degree in economics from the University of Minnesota.

Anthony W. Hipple is primarily responsible for portfolio analytics and screening. Mr. Hipple joined First American in 1996 and has four years of investment industry experience. Mr. Hipple holds a bachelor's degree from the University of Northern Iowa and a master's degree in business administration from the University of Iowa.

Frank G. Magdalen joined First American in 1979 and has 24 years of investment industry experience. Prior to joining First American, he was with the First Interstate and Farmers Group. Mr. Magdalen received his bachelor's degree from the University of Portland and his master's degree in business administration from the University of Southern California. He is a Chartered Financial Analyst and past president of the Portland Society of Financial Analysts.

Glenn E. Johnson joined First American in 1989 and has 13 years of investment industry experience. Prior to joining First American, he was an analyst with Piper Jaffray Inc. Mr. Johnson received his bachelor's degree and his master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

Michael K. Sabbann joined First American in 1998 and has 11 years of investment industry experience. Mr. Sabbann is responsible for analyzing and recommending equity investments in small market capitalization companies for the Small Company Value Portfolio. Mr. Sabbann received an MBA from the University of Minnesota's Carlson School of Business in 1986 and a BA in chemistry from the University of Minnesota in 1979. He is a Certified Financial Analyst.

John D. Grangaard joined First American in 1998 and has a diverse background with 18 years of experience in the financial industry. Mr. Grangaard's responsibilities include analysis for the financial industry in managing the Small Company Value Portfolio. His professional responsibilities have included work in securities analysis, corporate finance and banking, venture capital, asset liability management and strategic planning. Mr. Grangaard holds a B.A. in English from Yale University, an MBA in finance from the University of Minnesota and a JD from the University of North Dakota.

The EQUITY INDEX PORTFOLIO is managed by James S. Rovner and Evan C. Lundquist.

James S. Rovner joined First American in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Mr. Rovner received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. He is a Chartered Financial Analyst.

Evan C. Lundquist joined First American in 1993 and has four years of investment industry experience. Mr. Lundquist has analytic responsibilities for paper/forest products, metals and mining, steel, engineering and construction, and building and appliances industries. Mr. Lundquist received his bachelor's degree from St. Mary's College.

Goldman Sachs Asset Management. The Subadviser for the Asset Allocation Portfolio is GSAM, a separate operating division of Goldman, Sachs & Co.

Goldman Sachs Asset Management-International. The Subadviser for the Global Bond Portfolio is GSAM-International, an affiliate of Goldman, Sachs & Co. Goldman, Sachs & Co. is a New York limited partnership with its principal offices at 85 Broad Street, New York, New York 10004.

GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of February 23, 1998, GSAM, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $148 billion in assets.

GSAM-International was organized in 1990 as a company with limited liability under the laws of England. It is authorized to conduct investment advisory business in the United Kingdom as a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization. GSAM and GSAM-International are able to draw on the research and market expertise of Goldman, Sachs & Co. in making investment decisions for the Portfolios for which they act as Subadviser. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.

The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM with respect to the Asset Allocation Portfolio is 0.40% on the first $50 million of Assets, 0.30% on the next $100 million, 0.25% on the next $100 million and 0.20% on Assets over $250 million. For the fiscal year ended November 30, 1997, SAAMCo paid to GSAM, with respect to the Asset Allocation Portfolio, a fee equal to 0.26% of average daily net assets. The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM-International with respect to the Global Bond Portfolio is 0.40% on the first $50 million of Assets, 0.30% on the next $100 million, 0.25% on the next $100 million and 0.20% on Assets over $250 million. For the fiscal year ended November 30, 1997, SAAMCo paid to GSAM-International, with respect to the Global Bond Portfolio, a fee equal to 0.36% of the Portfolio's average daily net assets.

Greg Gigliotti, Vice President of GSAM, Thomas S. Price, Vice President of GSAM, Lawrence S. Sibley, Vice President of GSAM and Karma Wilson, Vice President of GSAM serve as co-portfolio managers of the equity portion of the ASSET ALLOCATION PORTFOLIO. Mr. Gigliotti joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1989 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Price joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1993 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Sibley joined GSAM in 1997. From 1994 to 1997 he headed Institutional Equity Sales at J.P. Morgan Securities and from 1987 to 1994, he was a principal of Sanford C. Bernstein & Co. in its Institutional Sales Department. Ms. Wilson joined GSAM in 1994. Prior to 1994, she was an investment analyst with Bankers Trust Australia Ltd. Before 1992 she was employed at Arthur Andersen LLP.

Jonathan A. Beinner and Richard C. Lucy have served as co-portfolio managers of the fixed income portion of the Asset Allocation Portfolio since its inception date of July 1, 1993. Mr. Beinner is a Managing Director of Goldman, Sachs and Co. -- Head of GSAM's U.S. Fixed Income Department, where he joined the Funds Group in 1990. Mr. Lucy is a Vice President of Goldman, Sachs and Co.'s Fixed Income Department, where he joined the Funds Group in 1992.

Stephen C. Fitzgerald and Andrew F. Wilson serve as co-portfolio managers of the GLOBAL BOND PORTFOLIO. Mr. Fitzgerald has served as co-portfolio manager since the inception date of July 1, 1993 and Mr. Wilson has served as co-portfolio manager since December 1, 1995. Mr. Fitzgerald, an Executive Director and Chief Investment Officer for international fixed income in the London office, joined GSAM-International in 1992. Mr. Wilson, an Executive Director and Portfolio Manager for international fixed income in the London office, joined GSAM-International in December 1995. Prior to joining GSAM-International, Mr. Wilson spent three years as an Assistant Director of Rothschild Asset Management, where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

Morgan Stanley Dean Witter Investment Management Inc. The Subadviser of the Worldwide High Income and International Diversified Equities Portfolios is MSDW Investment Management, 1221 Avenue of the Americas, New York, New York 10020. MSDW Investment Management is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., and provides a broad range of portfolio management services to customers in the United States and abroad. As of February 28, 1998, MSDW Investment Management, together with its affiliated institutional investment management companies, had approximately $154.6 billion of assets under management (inclusive of assets under fiduciary advisory control).

Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

The portion of the annual investment advisory fee received by SAAMCo which is paid to MSDW Investment Management with respect to each of the Worldwide High Income and International Diversified Equities Portfolios is 0.65% on Assets up to $350 million and 0.60% on Assets thereafter. For the fiscal year ended November 30, 1997, SAAMCo paid to MSDW Investment Management, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to 0.65% of each Portfolio's average daily net assets.

Robert Angevine, Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna serve as co-portfolio managers for the Worldwide High Income Portfolio. Mr. Angevine has served as a co-portfolio manager since the inception date of October 28, 1994, and Mr. Bennett, Mr. Esser and Ms. McKenna have served as co-portfolio Managers since October, 1998. Mr Angevine is a principal of Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a portfolio manager of MSDW Investment Management's high yield investments. He has been with the firm since 1988. Mr. Bennett, a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with Miller, Anderson and Sherrerd, LLP ("MAS"), an affiliate of MSDW Investment Management, since 1984. Mr. Esser, also a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with MAS since 1988. Ms. McKenna, a Vice President of MSDW Investment Management and Morgan Stanley, joined the firm in 1996. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSDW Investment Management, she was a Senior Portfolio manager at MetLife Investment Management Corp. from 1995 to 1996 and Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios.

Barton Biggs and Ann Thivierge serve as co-portfolio managers for the International Diversified Equities Portfolio. Mr. Biggs has served as a co-portfolio manager since the inception date of October 28, 1994 and Ann Thivierge has served as a co-portfolio manager since July 1, 1995. Mr. Biggs joined Morgan Stanley Dean Witter & Co. in 1973 as a General Partner and Managing Director. He has been Chairman and a Director of MSDW Investment Management and a Managing Director of Morgan Stanley since 1975. Ms. Thivierge joined the company in 1986 as an analyst and served as a Vice President of MSDW Investment Management from 1992 to 1996. She is currently a Principal of MSDW Investment Management.

Phoenix Investment Counsel, Inc. The Subadviser of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios is Phoenix, an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. Phoenix is located at 56 Prospect Street, Hartford, CT 06115. Phoenix was originally organized in 1932 as John P. Chase, Inc. and has been engaged in the management of mutual funds since 1958. As of December 31, 1997, Phoenix Investment Partners, Ltd. through its affiliated companies, had over $46.4 billion in total assets under management for all its clients. Phoenix, the subadviser, had in excess of $22.2 billion under management as of December 31, 1997.

The portion of the annual investment advisory fees received by SAAMCo which is paid to Phoenix with respect to each of the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios is 0.35% on the first $50 million of Assets, 0.30% on the next $100 million; 0.25% on the next $150 million; 0.20% on the next $200 million and 0.15% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Phoenix, with respect to the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios, a fee equal to 0.33% and 0.30%, respectively, of each Portfolio's average daily net assets.

The Large Cap Growth Equity Investment Team is responsible for managing the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 20 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Pierre Trinque has supervisory responsibilities for the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO. Mr. Trinque has been with Phoenix since 1985.

The Large Cap Growth Equity Investment Team is responsible for managing the equity component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 20 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Pierre Trinque has supervisory responsibilities for the equity component of the BALANCED/PHOENIX INVESTMENT COUNSEL

PORTFOLIO. Mr. Trinque has been with Phoenix since 1985. The Fixed Income Team is responsible for managing the fixed component of the BALANCED/ PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 16 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular sectors of the fixed income markets. Christopher J. Kelleher has supervisory responsibilities for the fixed component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. Mr. Kelleher has been with Phoenix since 1980.

Putnam Investment Management, Inc. The Subadviser of the Putnam Growth, International Growth and Income and Emerging Markets Portfolios is Putnam, a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. Putnam and its affiliates managed approximately $256 billion as of February 28, 1998. Putnam is a subsidiary of Putnam Investments, Inc., which, other than a minority interest owned by employees, is wholly owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Putnam Growth Portfolio is 0.50% on the first $150 million of Assets, 0.45% on the next $150 million of Assets and 0.35% on Assets over $300 million. Putnam became the Subadviser to the Putnam Growth Portfolio on April 15, 1997. For the fiscal year ended November 30, 1997, with respect to the International Growth and Income and Emerging Markets Portfolios, and for the period April 15, 1997 through November 30, 1997, with respect to the Putnam Growth Portfolio, SAAMCo paid to Putnam, a fee equal to 0.32%, 0.50% and 0.33%, respectively. For the period December 1, 1996 through April 14, 1997, SAAMCo paid to the Portfolio's predecessor subadviser, Provident Investment Counsel, Inc., with respect to the Provident Growth Portfolio a fee equal to 0.15% of the Portfolio's average daily net assets. See "Investment Advisory and Management Agreement -- Advisory Fees" in the Statement of Additional Information for the annual rates applicable with respect to the predecessor subadvisers. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the International Growth and Income Portfolio is 0.65% on the first $150 million of Assets, 0.55% on the next $150 million of Assets and 0.45% on Assets over $300 million. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Emerging Markets Portfolio is 1.00% on the first $150 million of Assets, 0.95% on the next $150 million of Assets and 0.85% on Assets over $300 million.

C. Beth Cotner, Richard England, Manuel H. Weiss and David Santos have served as co-portfolio managers of the PUTNAM GROWTH PORTFOLIO since April 1997. Ms. Cotner, a Senior Vice President of Putnam has been an investment professional with Putnam since 1995. Prior to that time, she was an Executive Vice President of Kemper Financial Services. Mr. England, a Senior Vice President of Putnam has been an investment professional with Putnam since 1992. Mr. Weiss, a Senior Vice President of Putnam has been an investment professional with Putnam since 1987. Mr. Santos, a Vice President of Putnam has been an investment professional with Putnam since 1986.

Deborah F. Kuenstner and George W. Stairs have served as co-portfolio managers of the INTERNATIONAL GROWTH AND INCOME PORTFOLIO since March 1998. Ms. Kuenstner is a Senior Vice President of Putnam. Prior to March 1997, she was Senior Portfolio Manager at Dupont Pension Fund Management. Mr. Stairs is a Senior Vice President of Putnam. Prior to July 1994, he was an Associate at Value Quest Ltd.

Thomas R. Haslett, Managing Director of Putnam and J. Peter Grant, Senior Vice President of Putnam, serve as co-portfolio managers of the EMERGING MARKETS PORTFOLIO. Mr. Haslett has been an investment professional with Putnam since 1996. Prior to December 1996, he was a Managing Director of Montgomery Asset Management, Ltd. Mr. Grant has been an investment professional with Putnam since 1973.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Trust's securities and cash and the records of each shareholder's account. State Street also performs other related shareholder service functions.

---------------------------------------------------------
---------------------------------------------------------
                        PORTFOLIO TURNOVER AND BROKERAGE
---------------------------------------------------------
---------------------------------------------------------

All Portfolios effect portfolio transactions without regard to the length of time particular investments have been held. Under certain market conditions, the investment policies of the Portfolios may result in high portfolio turnover. The portfolio turnover rates for the Portfolios (other than the Equity Income, Small Company Value, "Dogs" of Wall Street, and Equity Index Portfolios) are contained in the section entitled "Financial Highlights." The portfolio turnover rates for the following Portfolios are not expected to exceed the stated percentages:
"Dogs" of Wall Street Portfolio -- 25%; Equity Income Portfolio -- 30%; Equity Index Portfolio -- 10%; and Small Company Value Portfolio -- 40%. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Portfolio involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Portfolio, which would normally affect the taxable income of the Portfolio's shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts, qualified as such under the Code, however, the contract owners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made). Corporate bonds and U.S. government securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.

Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Adviser and Subadvisers will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions. The Adviser or a Subadviser also may select broker-dealers which provide it with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's or Subadviser's view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Further, the Adviser or a Subadviser may effect portfolio transactions through broker-dealer affiliates of the Trust, Adviser or Subadvisers.
---------------------------------------------------------
---------------------------------------------------------
                          DIVIDENDS, DISTRIBUTIONS AND
                                 FEDERAL TAXES
---------------------------------------------------------
---------------------------------------------------------

Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities). Each Portfolio intends to meet these qualification requirements.

So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes. The Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Recently enacted legislation provides that the Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined for purposes of such legislation). If the election is in effect at the end of the Portfolio's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.
---------------------------------------------------------
---------------------------------------------------------
                                PRICE OF SHARES
---------------------------------------------------------
---------------------------------------------------------

The Portfolios are open for business on any day the NYSE is open for regular trading. Shares of each Portfolio of the Trust are sold at the net asset value per share calculated daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates its net asset value per share by dividing the total value of its net assets by the number of shares outstanding. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Trust assets, see the Statement of Additional Information.
---------------------------------------------------------
---------------------------------------------------------
                           PURCHASES AND REDEMPTIONS
---------------------------------------------------------
---------------------------------------------------------

Shares of the Trust currently are offered only to separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. At present, Trust shares are used as the investment vehicle for annuity contracts only. The Life Companies may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust, based upon information provided by the Life Companies, will monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies which are affiliates of the Life Companies.

All shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

---------------------------------------------------------
---------------------------------------------------------
                           SHAREHOLDER VOTING RIGHTS
---------------------------------------------------------
---------------------------------------------------------

All shares of the Trust have equal voting rights and may be voted in the election of trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the removal of any trustee when requested to do so by the record holders of 10% or more of the outstanding shares of the Trust. A trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees, provided that immediately after the appointment of any successor trustee, at least two-thirds of the trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

A change in the fundamental investment restrictions of a Portfolio requires the vote of a "majority of the outstanding voting securities" of that Portfolio. This term is defined in the 1940 Act and explained in the Statement of Additional Information.

In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a vote of that Portfolio even though: (1) the matter has not been approved by a vote of any other Portfolio; or (2) the matter has not been approved by a vote of the Trust as a whole.

The Life Companies' separate accounts, as shareholders of the Portfolios, have the right to vote each Portfolio's shares at any meeting of shareholders. However, the separate account will vote each Portfolio's shares in accordance with instructions received from contract owners. See the applicable contract prospectus for information regarding contract owners' voting rights.
---------------------------------------------------------
---------------------------------------------------------
                            INDEPENDENT ACCOUNTANTS
---------------------------------------------------------
---------------------------------------------------------

PricewaterhouseCoopers LLP has been selected as independent accountants for the Trust.
---------------------------------------------------------
---------------------------------------------------------
                              GENERAL INFORMATION
---------------------------------------------------------
---------------------------------------------------------

YEAR 2000 READINESS

Many services provided to the Trust and its shareholders by the Adviser rely on both the smooth functioning of the Adviser's computer and computer-based systems as well as those of its outside service providers. Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way systems encode and calculate dates. This Year 2000 Issue potentially could have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. The Adviser recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation of the year 2000. The Adviser fully anticipates that its systems and those of its outside service providers will be adapted in time for the year 2000, and to further this goal it has coordinated a plan to repair, adapt or replace systems that are not Year 2000 compliant, and has obtained similar assurances from its outside service providers. The Adviser expects to complete its plan significantly by the end of the 1998 calendar year and then perform appropriate systems testing during the 1999 calendar year.
---------------------------------------------------------
---------------------------------------------------------
                             SHAREHOLDER INQUIRIES
---------------------------------------------------------
---------------------------------------------------------

Shareholder inquiries should be directed to Anchor National Life Insurance Company or First SunAmerica Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-SUN2. In New York, shareholders should call (800) 99-NYSUN.
---------------------------------------------------------
---------------------------------------------------------
                             FINANCIAL INFORMATION
---------------------------------------------------------
---------------------------------------------------------

Further financial information can be found in the Statement of Additional Information, which is available upon written request to the Trust.

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

     ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and Portfolio performance for the Portfolios' most recently completed fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

     SunAmerica Series Trust
     P.O. Box 54299
     Los Angeles, CA 90054-0299
     1-800-445-SUN2

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC"), Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the SEC's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                      Statement of Additional Information





                            SUNAMERICA SERIES TRUST





   This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica Series Trust
 ("Trust") Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Prospectus may be obtained by writing to the Trust at the following address:



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





                                December 10, 1998

                               TABLE OF CONTENTS


TOPIC                                                                                                                         PAGE
-----                                                                                                                         ----
THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-3

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-3

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-26

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-29

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-30

TRUST OFFICERS AND TRUSTEES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-34

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-36

SUBADVISORY AGREEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-39

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-42

PRICE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-42

EXECUTION OF PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-43

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-48

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-49


                                   THE TRUST

         The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.



         Shares of the Trust are held by separate accounts of Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are wholly owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.



                       INVESTMENT OBJECTIVES AND POLICIES

         The discussion below is intended to supplement the information contained in the Prospectus.

         CASH MANAGEMENT PORTFOLIO. The Cash Management Portfolio seeks to achieve its investment objective by investing in a diversified selection of money market instruments. Certain of the other Portfolios may also invest their assets to varying degrees in money market instruments. The money market instruments that such Portfolios may invest in include the following:

         Commercial Bank Obligations. Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

         Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.

         Commercial Paper. Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may only purchase commercial paper judged by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and by Moody's Investors Service, Inc. ("Moody's"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio's assets or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the Trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

         Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Subadviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         Corporate Bonds and Notes. The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of 397 days. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

         U.S. TREASURY INFLATION-PROTECTION SECURITIES

         The Equity Income, Small Company Value and Equity Index Portfolios may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price
Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) or TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because

Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

         STRUCTURED INVESTMENTS. The Global Bond Portfolio, Asset Allocation Portfolio, Emerging Markets Portfolio, Worldwide High Income Portfolio and the International Growth and Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

         A Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

         U.S. CORPORATE HIGH-YIELD FIXED-INCOME SECURITIES. A portion of certain Portfolios' assets will be invested in U.S. corporate high-yield fixed-income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolios may acquire fixed-income securities of U.S. issuers, including debt obligations (E.G., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed-income securities may have equity features, such as conversion rights or warrants, and the Portfolios may invest up to 10% of their total assets in equity features, such as conversion rights or warrants, and the Portfolios may invest up to 10% of their total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolios may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

         EMERGING COUNTRY FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in emerging country fixed-income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to these Portfolios, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 150 countries which are considered to be emerging countries. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, Singapore, New Zealand and most nations located in Western Europe. Not withstanding the foregoing, with respect to the Emerging Markets Portfolio, in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.

         In selecting emerging country debt securities for investment by a Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolios expect that their investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

         Argentina                     Indonesia                     Poland
         Brazil                        Malaysia                      Portugal
         Chile                         Mexico                        South Africa
         Czech Republic                Morocco                       Thailand
         Egypt                         Pakistan                      Turkey
         Greece                        Peru                          Uruguay
         Hungary                       Philippines                   Venezuela

         As opportunities to invest in debt securities in other emerging countries develop, the Portfolios expect to expand and further diversify the emerging countries in which they invest. While the Portfolios generally are not restricted in the portion of their assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, each Portfolio's assets will be invested in at least three countries.

         A Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). As a result, a Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

         A Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. A Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan").

          Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only relatively recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         Emerging country debt securities held by a Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by a Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolios may or may not be listed or traded on a securities exchange. A Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collaterized mortgage obligation.

         Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

         GLOBAL FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in global fixed-income securities. These are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which a Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. A Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where a Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Investment in foreign government securities for this portion of the portfolio will be limited to those of developed nations which the Subadviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, Standard & Poor's or IBCA Ltd.

         In selecting securities for this portion of a portfolio, the Subadviser of the Portfolio evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Subadviser's focus for this portion of a portfolio will be to analyze the relative rates of real yield of twenty global fixed-income markets. In selecting securities, the Subadviser will first identify the global markets in which each Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, each Portfolio will invest its assets primarily in fixed-income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.

         The Subadviser's assessment of the global fixed-income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of each Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

         In addition, the Global Bond Portfolio may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

         CORPORATE ASSET-BACKED SECURITIES. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         SHORT SALES. Each Portfolio (other than the Cash Management and "Dogs" of Wall Street Portfolios) may make short sales, including "short sales against the box." A short sale is effected by selling a security which a Portfolio does not own. A short sale is against the box to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (E.G., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.

         When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral in the form of cash or liquid securities held in a segregated account in the name of the broker.
In addition, such Portfolio will place in a segregated account an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

         ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or Subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or Subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The Cash Management Portfolio may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

         REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

         FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

         COVERED OPTIONS.   Each Portfolio may write (sell) covered call and
put options on any securities in which it may invest. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

         A Portfolio will receive a premium from writing a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Portfolio correlate with changes in the value of the index, writing covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited cash, U.S. government securities or other high-grade debt securities (I.E., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or Subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option in a segregated account. The purpose of writing such options is to generate additional income for a Portfolio.
However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

         The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         A Portfolio also may purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         YIELD CURVE OPTIONS. Certain Portfolios may purchase or write yield curve options for other than hedging purposes (I.E., in an effort to increase their current income) if, in the judgment of the Subadviser, the particular Portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the Securities and Exchange Commission ("SEC") has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. Each Portfolio that may enter into yield curve options transactions will cover such transactions as described in the Prospectus.

         PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the International Growth and Income, Emerging Markets and Global Equities Portfolios, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.

         In addition to direct investment, the Portfolios which may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets." See "Description of Securities and Investment Techniques - Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" in the Prospectus.

         The Portfolios may also invest in emerging country securities. As used with respect to this Portfolio and as described above under "Emerging Country Fixed-Income Securities," the term "emerging country" applies to any country which, in the opinion of the Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 150 countries which, in the opinion of the Subadviser, are generally considered to be emerging or developing countries by the international financial community. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore (with the exception of the Emerging Markets Portfolio) and most nations located in Western Europe. Not withstanding the foregoing with respect to the Emerging Markets Portfolio, the Subadviser believes that in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

Currently, investing in many emerging countries is not feasible or may invoke unacceptable political risks.

         The International Diversified Equities Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portions of such Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

       Argentina           Indonesia            Portugal             Thailand
       Brazil              Mexico               South Africa         Turkey
       India               Philippines          South Korea

         As markets in other countries develop, the International Diversified Equities Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

         An emerging country security is one issued by a company that, in the opinion of the Subadviser, has one or more of the following characteristics:(i) it is organized under the laws of, or has its principal office in, an emerging country, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from business in emerging countries. An emerging market security may also include a company which has its principal securities trading market in an emerging country. The Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

         FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio (other than the Cash Management Portfolio) may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").

         A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.

         An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

         Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.

         Each Portfolio (other than Cash Management Portfolio) may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.

         In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts entered into.
In addition, subject to the limitation on margin deposits described above, a Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

         Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account an amount of cash or liquid securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.

         OPTIONS.   Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the Global Equities Portfolio, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.

         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates which otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities which a Portfolio intends to purchase at a later date.

         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS.   The Corporate
Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, Asset Allocation, Small

Company Value, Real Estate, Equity Income and Emerging Markets Portfolios may invest in high-yield bonds. These bonds present certain risks which are discussed below:

         Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

         In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadvisers believe that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

         In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction);
(iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.

         Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

         In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

         Electric. The electric utility industry is composed of companies that are engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

         In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

         Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

         Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

         Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

         Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

         CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

         The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs which in turn will ultimately evidence interests in mortgage loans.

         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

         CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of Collateralized Mortgage Obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         WARRANTS. The Corporate Bond, High-Yield Bond, SunAmerica Balanced, Utility, Federated Value, Aggressive Growth, Real Estate, International Growth and Income, and Emerging Markets Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although certain of the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed-income and equity securities or securities to which warrants are attached.

         NON-DIVERSIFIED STATUS. The Global Bond, Worldwide High Income, International Diversified Equities and "Dogs" of Wall Street Portfolios have registered as "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets which may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Internal Revenue Code of 1986, as amended, (the "Code") in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

         COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1-to assist investors in recognizing those differences.

         Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

         The short-term ratings of Fitch Investor Services, Inc. ("Fitch") apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 Fair Credit Quality -Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality -Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default -Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

         Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa
- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A
- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

         Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculative. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

         Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time. Issues rated C are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

         Duff & Phelps rates long-term debt specifically to credit quality, I.E., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation which indicates where within the respective category the issue is placed.

         BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.


                            INVESTMENT RESTRICTIONS

         The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.


            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

         The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Portfolio may, however, enter into repurchase agreements.

         5. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

         a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

         b.    Pledge or hypothecate its assets.

         c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction C above.

         INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO, GLOBAL BOND PORTFOLIO, HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH INCOME PORTFOLIO, SUNAMERICA BALANCED PORTFOLIO, BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO, ASSET

        ALLOCATION PORTFOLIO, EQUITY INCOME PORTFOLIO, UTILITY PORTFOLIO, GROWTH-INCOME PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE VALUE PORTFOLIO, "DOGS" OF WALL STREET PORTFOLIO, ALLIANCE GROWTH PORTFOLIO, PUTNAM GROWTH PORTFOLIO, GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO, EQUITY INDEX PORTFOLIO, REAL ESTATE PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH AND INCOME PORTFOLIO, GLOBAL EQUITIES PORTFOLIO, INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO AND EMERGING MARKETS PORTFOLIO

        The Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Equity Income Portfolio, Utility Portfolio, Growth-Income Portfolio, Small Company Value Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Putnam Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Equity Index Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:


         1. Other than the Global Bond, Worldwide High Income, "Dogs" of Wall Street and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

         2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, International Diversified Equities, "Dogs" of Wall Street and Worldwide High Income Portfolios.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies, the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies and the "Dogs" of Wall Street Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investments would be selected according to stock selection criteria. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios other than the Utility Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.

         4. Invest in real estate (including in the case of all Portfolios except the Real Estate, Equity Income, Small Company Value and Equity Index Portfolios limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

         5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

         6.    Borrow money, except to the extent permitted by applicable law.

         7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.

         8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

         In addition to the foregoing, the Global Bond, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation, Utility, Equity Income, Growth-Income, Small Company Value, Federated Value, Venture Value, "Dogs" of Wall Street, Alliance Growth, Growth/Phoenix Investment Counsel, Putnam Growth, Global Equities, International Diversified Equities, Aggressive Growth, International Growth and Income, Real Estate, Equity Index and Emerging Markets Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:

         a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

         b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may pledge assets in reverse repurchase agreements.

         d. Invest in companies for the purpose of exercising control or management.

         e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

         f. Sell securities short except to the extent permitted by applicable law.

         g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         h. Issue any senior securities except as permitted by the 1940 Act, other than, with respect to Equity Income, Small Company Value and Equity Index Portfolios, as set forth in investment restriction number 6 and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

                          TRUST OFFICERS AND TRUSTEES

         The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund and Seasons Series Trust. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.


Name, Age and Position(s)                     Principal Occupation(s) During Past Five Years
-------------------------                     -----------------------------------------------
Held with the Trust
-------------------

JAMES K. HUNT, * 47,                          Executive Vice President, SunAmerica Investments, Inc.
Trustee, Chairman and President               (1993 to present); President, SunAmerica Corporate
                                              Finance (since January 1994); Senior Vice President,
                                              SunAmerica Investments, Inc. (1990-1993); Trustee, APF
                                              and Seasons.


Name, Age and Position(s)                     Principal Occupation(s) During Past Five Years
-------------------------                     -----------------------------------------------
Held with the Trust
-------------------
ALLAN L. SHER, 67,                            Retired; Trustee, APF and Seasons
Trustee

WILLIAM M. WARDLAW, 51,                       Partner, Freeman Spogli & Co., Incorporated (privately
Trustee                                       owned merchant banking firm) (1988-Present); Trustee,
                                              APF and Seasons.

SCOTT L. ROBINSON, 52,                        Senior Vice President and Controller, SunAmerica Inc.
Senior Vice President, Treasurer and          (since 1991); Senior Vice President of Anchor National
Controller                                    (since 1988); Senior Vice President, Treasurer and
                                              Controller, APF and Seasons; Joined SunAmerica Inc. in
                                              1978.

SUSAN L. HARRIS, 41,                          Senior Vice President (since November 1995), Secretary
Vice President, Counsel and Secretary         (since 1989) and General Counsel-Corporate Affairs (since
                                              December 1994), SunAmerica Inc.; Senior Vice President
                                              and Secretary, Anchor National (since 1990); Vice President,
                                              Counsel and Secretary, APF and Seasons; Joined SunAmerica Inc.
                                              in 1985.

PETER C. SUTTON, 34                           Senior Vice President, SAAMCo (since April 1997); Treasurer
The SunAmerica Center                         (since February 1996), SunAmerica Equity Funds. SunAmerica Income
733 Third Avenue                              Funds and SunAmerica Money Market Funds, Inc. ("SunAmerica Mutual
New York, NY  10017-3204                      Funds" or "SAMF"), Anchor Series Trust ("AST") and Style Select
Vice President and Assistant Treasurer        Series, Inc.; Vice President and Assistant Treasurer, APF (since October
                                              1994) and Seasons (since April 1997); Formerly, Vice President,SAAMCo
                                              (1994-1997); Controller, SAMF and AST (1993-1996); Assistant Controller,
                                              SAMF and AST (1990-1993); Joined SAAMCo in 1990.

ROBERT M. ZAKEM, 40                           Senior Vice President and General Counsel, SAAMCo (since April
The SunAmerica Center                         1993); Executive Vice President, General Counsel and Director,
733 Third Avenue                              Sun America Capital Services, Inc. ("SACS") (since February
New York, NY  10017-3204                      1993); Vice President, General Counsel and Assistant Secretary,
Vice President and Assistant Secretary        SunAmerica Fund Services, Inc. ("SAFS") (since January 1994);
                                              Secretary and Chief Compliance Officer, SAMF and AST (since May 1993), and Style Select (since 1996); Vice President, and Assistant Secretary,
                                              APF (since September 1993) and Seasons (since April 1997).

* A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

         The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.

         The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1997.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------


                                                       PENSION OR            TOTAL COMPENSATION
                                                       RETIREMENT            FROM REGISTRANT AND
                                AGGREGATE              BENEFITS ACCRUED      FUND COMPLEX PAID
                                COMPENSATION           AS PART OF FUND       TO TRUSTEES*
                                FROM REGISTRANT        EXPENSES
 TRUSTEE
--------------------------------------------------------------------------------------------------
 Richards D. Barger**              $9,000                   -                       $23,000
--------------------------------------------------------------------------------------------------
 Frank L. Ellsworth***             $2,250                   -                       $5,500
--------------------------------------------------------------------------------------------------
 William M. Wardlaw                $6,250                   -                       $15,250
--------------------------------------------------------------------------------------------------
 Norman J. Metcalfe**              $9,000                                           $23,000
--------------------------------------------------------------------------------------------------
 Allan L. Sher                     $6,750                   -                       $17,500
--------------------------------------------------------------------------------------------------

* Information is as of November 30, 1997 for the two funds in the complex which pay fees to these Trustees (the Trust, APF and Seasons).

**       Messrs. Barger and Metcalfe served as Trustees until October 1998.

***      Mr. Ellsworth served as a Trustee until January 1997.

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs.

         The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to Federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

         The Investment Advisory and Management Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

         Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1997, 1996 and 1995.

                                 ADVISORY FEES

--------------------------------------------------------------------------------------------------------
          PORTFOLIO                         1997                       1996                    1995
--------------------------------------------------------------------------------------------------------
Cash Management                           $718,297                   $694,655                $438,400
--------------------------------------------------------------------------------------------------------
Corporate Bond (formerly, Fixed
Income)
                                          $325,988                   $230,031                $144,546
--------------------------------------------------------------------------------------------------------
Global Bond                               $550,533                   $458,390                $365,313
--------------------------------------------------------------------------------------------------------
High-Yield Bond                           $1,000,566                 $638,948                $478,203
--------------------------------------------------------------------------------------------------------
Worldwide High Income
                                          $915,682                   $368,821                $143,765
--------------------------------------------------------------------------------------------------------
SunAmerica Balanced
                                          $178,845                   $20,449*                   --
--------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment
Counsel                                   $558,675                   $354,683                 $92,499
--------------------------------------------------------------------------------------------------------
Asset Allocation                          $2,556,963                $1,616,647              $1,000,248
--------------------------------------------------------------------------------------------------------
Utility                                   $100,647                   $13,890*                   --
--------------------------------------------------------------------------------------------------------
Growth-Income                             $2,784,063                $1,476,902               $794,078
--------------------------------------------------------------------------------------------------------
Federated Value                           $237,339                   $23,973*                   --
--------------------------------------------------------------------------------------------------------
Venture Value                             $5,952,702                $2,305,064               $504,014
--------------------------------------------------------------------------------------------------------
Alliance Growth                           $3,145,937                $1,522,222               $635,979
--------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment
Counsel                                   $1,299,894                $1,072,976               $835,634
--------------------------------------------------------------------------------------------------------
Putnam Growth**
(formerly Provident Growth)               $1,565,910                $1,073,769               $785,809
--------------------------------------------------------------------------------------------------------
Global Equities                           $2,337,577                $1,627,510              $1,185,831
--------------------------------------------------------------------------------------------------------
International Diversified Equities
                                          $2,127,386                $1,025,593               $283,908
--------------------------------------------------------------------------------------------------------
Aggressive Growth                         $506,503                   $65,277*                   --
--------------------------------------------------------------------------------------------------------
Real Estate*                              $58,800                       --                      --
--------------------------------------------------------------------------------------------------------
International Growth and
Income*                                   $125,310                      --                      --
--------------------------------------------------------------------------------------------------------
Emerging Markets*                         $99,436                       --                      --
--------------------------------------------------------------------------------------------------------

|
For the fiscal year ended November 30, 1997, the Adviser voluntarily waived fees or reimbursed expenses as follows: Utility Portfolio - $25,537. For the period June 2, 1997 (commencement of operations) through November 30, 1997, the Adviser voluntarily waived fees or reimbursed expenses of each of the following
Portfolios: Real Estate Portfolio - $7,874; International Growth and Income Portfolio - $52,507; and Emerging Markets Portfolio - $55,614. Certain Portfolios had recoupments for the fiscal year ended November 30, 1997, and such recoupments, which are not included as part of the advisory fee in the above advisory fee table, were as follows: SunAmerica Balanced Portfolio - $9,879; Federated Value Portfolio - $16,677; and Aggressive Growth Portfolio - $3,186.

* For the period 6/2/97 (commencement of operations) through 11/30/97


**       Until April 15, 1997, the Advisory Agreement with respect to the
Putnam Growth Portfolio provided for an advisory fee payable to the Adviser at the following annual rates: .85% on the first $50 million of average daily net assets; .80% on the next $100 million; .70% on the next $100 million; .65% on the next $100 million; and .60% over $350 million. The Advisory Agreement relating to the Putnam Growth Portfolio was amended as of April 15, 1997 to provide for the following annual fee rates: .85% on the first $150 million of average daily net assets; .80% on the next $150 million; and .70% over $300 million.

         Personal Trading. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include:
(i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings,
(iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser during the quarter.

         The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and have, with exception to Putnam, undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser.

                             SUBADVISORY AGREEMENTS

         Alliance Capital Management L.P. ("Alliance"), Davis Selected Advisers, L.P., Goldman Sachs Asset Management ("GSAM"), a separate division of Goldman, Sachs & Co., Goldman Sachs Asset Management International, ("GSAM-International"), an affiliate of Goldman, Sachs & Co., Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), Phoenix Investment Counsel, Inc., First American Asset Management ("First American"), a division of U.S. Bank National Association, Putnam Investment Management, Inc. and Federated Investment Counseling act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo.

Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

         The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:


-----------------------------------------------------------------------------------------------
SUBADVISER               PORTFOLIO                            FEE
-----------------------------------------------------------------------------------------------
Alliance                 Growth-Income and Alliance           .35% on the first $50 million
                         Growth Portfolios                    .30% on the next $100 million
                                                              .25% on the next $150 million
                                                              .20% on the next $200 million
                                                              .15% thereafter
                        -----------------------------------------------------------------------
                         Global Equities Portfolio            .50% on the first $50 million
                                                              .40% on the next $100 million
                                                              .30% on the next $150 million
                                                              .25% thereafter
-----------------------------------------------------------------------------------------------
Davis Selected           Venture Value and Real Estate        .45% on the first $100 million
Advisers, L.P.           Portfolios                           .40% on the next $400 million
                                                              .35% thereafter
-----------------------------------------------------------------------------------------------
Federated Investment     Corporate Bond                       .30% on the first $25 million
Counseling               Portfolio                            .25% on the next $25 million
                                                              .20% on the next $100 million
                                                              .15% thereafter
                        -----------------------------------------------------------------------
                         Federated Value and Utility          .55% on the first $20 million
                         Portfolios                           .35% on the next $30 million
                                                              .25% on the next $100 million
                                                              .20% on the next $350 million
                                                              .15% thereafter
-----------------------------------------------------------------------------------------------
GSAM                     Asset Allocation Portfolio           .40% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter
-----------------------------------------------------------------------------------------------
GSAM-                    Global Bond Portfolio                .40% on the first $50 million
International                                                 .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter
-----------------------------------------------------------------------------------------------
First American           Equity Income Portfolio              .30%
                         ----------------------------------------------------------------------
                         Small Company Value Portfolio        .80%
                         ----------------------------------------------------------------------
                         Equity Index Portfolio               .125%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SUBADVISER               PORTFOLIO                            FEE
-----------------------------------------------------------------------------------------------
Morgan Stanley Asset     International Diversified Equities   .65% on the first $350 million
Management Inc.          and Worldwide High Income            .60% thereafter
                         Portfolios
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Phoenix Investment       Growth/Phoenix Investment Counsel    .35% on the first $50 million
Counsel                  and Balanced/ Phoenix Investment     .30% on the next $100 million
                         Counsel Portfolios                   .25% on the next $150 million
                                                              .20% on the next $200 million
                                                              .15% thereafter.
-----------------------------------------------------------------------------------------------
Putnam Investment        Putnam Growth Portfolio              .50% on the first $150 million
Management, Inc.                                              .45% on the next $150 million
                                                              .35% thereafter
                        -----------------------------------------------------------------------
                         Emerging Markets Portfolio           1.00% on the first $150 million
                                                              .95% on the next $150 million
                                                              .85% thereafter
                        -----------------------------------------------------------------------
                         International Growth  and Income     .65% on the first $150 million
                         Portfolio                            .55% on the next $150 million
                                                              .45% thereafter
-----------------------------------------------------------------------------------------------


      The following table sets forth the fees paid to the Subadvisers for the fiscal years ended November 30, 1997, 1996 and 1995.



                                SUBADVISORY FEES

-----------------------------------------------------------------------------------------------------------
       SUBADVISER            PORTFOLIO                  1997                 1996               1995
-----------------------------------------------------------------------------------------------------------
                          Alliance Growth
                                                     $1,280,957             $691,140           $306,832
                         ----------------------------------------------------------------------------------
Alliance                  Growth-Income
                                                     $1,161,812             $673,445           $379,671
                         ----------------------------------------------------------------------------------
                          Global Equities
                                                     $1,109,352             $811,790           $616,892
-----------------------------------------------------------------------------------------------------------
Davis Selected            Venture Value
Advisers, L.P.                                       $3,126,351            $1,252,661          $281,866
                         ----------------------------------------------------------------------------------

                          Real Estate                $33,075++                 --                 --
-----------------------------------------------------------------------------------------------------------
                          Asset Allocation
GSAM                                                 $1,088,896             $743,084           $485,722
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
     SUBADVISER               PORTFOLIO                 1997               1996               1995
--------------------------------------------------------------------------------------------------------
GSAM                      Global Bond
International                                        $281,015             $238,488           $194,306

--------------------------------------------------------------------------------------------------------
                          Growth/Phoenix             $599,956             $505,458           $399,134
Phoenix Investment        Investment Counsel
Counsel, Inc.            -------------------------------------------------------------------------------
                          Balanced/Phoenix
                          Investment Counsel
                                                     $271,312             $176,158           $46,249
--------------------------------------------------------------------------------------------------------
Provident Investment
Counsel, Inc.+            Provident Growth
                                                     $284,164++           $614,720           $452,955
--------------------------------------------------------------------------------------------------------
                          Worldwide High
MSDW                      Income                     $595,193             $239,733           $93,447
Investment               -------------------------------------------------------------------------------
Management                International
                          Diversified Equities
                                                     $1,382,736           $666,635           $184,540
--------------------------------------------------------------------------------------------------------
Federated                 Corporate Bond             $128,651            $48,744**              --
Investment               -------------------------------------------------------------------------------
Counseling                Federated Value
                                                     $146,523             $17,580*              --
                         -------------------------------------------------------------------------------
                          Utility                    $73,542              $10,186*              --
--------------------------------------------------------------------------------------------------------
Putnam Investment         International Growth and
Management, Inc.          Income                     $81,451+++              --                 --
                         -------------------------------------------------------------------------------
                          Emerging Markets
                                                     $79,549+++              --                 --
                         -------------------------------------------------------------------------------
                          Putnam Growth              $618,584                --                 --
--------------------------------------------------------------------------------------------------------

*        For the period 6/3/96 (commencement of operations) through 11/30/96


+ Until April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly named the Provident Growth Portfolio). The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.

++       For the period 12/1/96 through 4/14/97 (termination of operations)

+++      For the period 6/2/97 (commencement of operations) through 11/30/97

         The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at
least annually in accordance with the requirements of the 1940 Act.   The
Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon the specified written notice contained in the Agreement.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         The Cash Management, Corporate Bond, Aggressive Growth and Emerging Markets Portfolios had capital loss carry-forwards of $684, $273,407, $2,868,661 and $927,325, respectively, at November 30, 1997. To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2004 and 2005. The utilization of such losses will be subject to annual limitations under the Code.

                                PRICE OF SHARES

         Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of it's net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

         Stocks and convertible bonds and debentures traded on the NYSE are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

         It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

         The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust and research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Trust.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

         Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

         The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1997, 1996 and 1995.

                           1997 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------------------------------
                                   AGGREGATE            AMOUNT PAID TO            PERCENTAGE PAID TO
        PORTFOLIO                  BROKERAGE              AFFILIATED                  AFFILIATED
                                  COMMISSIONS            BROKER-DEALERS              BROKER-DEALERS
-------------------------------------------------------------------------------------------------------
Cash Management                        --                    --                          --
-------------------------------------------------------------------------------------------------------
Global Bond                            --                    --                          --
-------------------------------------------------------------------------------------------------------
Corporate Bond                         --                    --                          --
-------------------------------------------------------------------------------------------------------
High-Yield Bond                        $90                   --                          --
-------------------------------------------------------------------------------------------------------
Worldwide High Income
                                       --                    --                          --
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
SunAmerica Balanced                        $73,801                    --                     --
------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment               $153,408                    --                     --
Counsel
------------------------------------------------------------------------------------------------------
Asset Allocation                          $618,233                  $77,151                12.48%
------------------------------------------------------------------------------------------------------
Utility                                    $40,772                    --                     --
------------------------------------------------------------------------------------------------------
Growth-Income                             $547,081                    --                     --
------------------------------------------------------------------------------------------------------
Federated Value                            $77,121                    --                     --
------------------------------------------------------------------------------------------------------
Venture Value                             $634,966                  $87,696               [13.81%]
------------------------------------------------------------------------------------------------------
Alliance Growth                          $1,020,216                   --                     --
------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment                 $731,747                  $1,220                  .17%
Counsel
------------------------------------------------------------------------------------------------------
Putnam Growth
(formerly Provident Growth)               $241,968                   $920                   .38%
------------------------------------------------------------------------------------------------------
Real Estate*                               $53,466                    --                     --
------------------------------------------------------------------------------------------------------
Global Equities                          $1,376,002                   --                     --
------------------------------------------------------------------------------------------------------
International Diversified                 $269,652                    --                     --
Equities
------------------------------------------------------------------------------------------------------
Aggressive Growth                         $251,919                    --                     --
------------------------------------------------------------------------------------------------------
International Growth and Income *         $120,957                    --                     --
------------------------------------------------------------------------------------------------------
Emerging Markets*                          $80,600                    --                     --
------------------------------------------------------------------------------------------------------

* For the period June 2, 1997 (commencement of operations) through November 30, 1997.

                           1996 BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------------------------------
                                    AGGREGATE              AMOUNT PAID TO             PERCENTAGE PAID
        PORTFOLIO                   BROKERAGE              AFFILIATED                 TO AFFILIATED
                                    COMMISSIONS            BROKER-DEALERS             BROKER-DEALERS
--------------------------------------------------------------------------------------------------------
Cash Management                         --                      --                         --
--------------------------------------------------------------------------------------------------------
Global Bond                             --                      --                         --
--------------------------------------------------------------------------------------------------------
Corporate Bond                          --                      --                         --
--------------------------------------------------------------------------------------------------------
High-Yield Bond                        $753                     --                         --
--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Worldwide High Income
                                             --                       --                     --
----------------------------------------------------------------------------------------------------
SunAmerica Balanced*                       $10,184                    --                     --
----------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment
  Counsel                                  $99,713                    --                     --
----------------------------------------------------------------------------------------------------
Asset Allocation                          $256,864                  $23,078                8.98%
----------------------------------------------------------------------------------------------------
Utility*                                   $9,359                     --                     --
----------------------------------------------------------------------------------------------------
Growth-Income                             $469,309                    --                     --
----------------------------------------------------------------------------------------------------
Federated Value*                           $14,785                    --                     --
----------------------------------------------------------------------------------------------------
Venture Value                             $413,771                  $3,792                 0.92%
----------------------------------------------------------------------------------------------------
Alliance Growth                           $672,137                    --                     --
----------------------------------------------------------------------------------------------------
Growth/Phoenix Investment
  Counsel                                 $483,274                    --                     --
----------------------------------------------------------------------------------------------------
Putnam Growth                             $144,932                    --                     --
(formerly Provident
   Growth)
----------------------------------------------------------------------------------------------------
Global Equities                          $1,022,821                   --                     --
----------------------------------------------------------------------------------------------------
International Diversified
   Equities                               $256,477                    --                     --
----------------------------------------------------------------------------------------------------
Aggressive Growth*                         $34,130                    --                     --
----------------------------------------------------------------------------------------------------

*        For the period 6/3/96 (commencement of operations) through November
30, 1996.



                           1995 BROKERAGE COMMISSIONS


----------------------------------------------------------------------------------------------------------
                                    AGGREGATE              AMOUNT PAID TO             PERCENTAGE PAID
                                    BROKERAGE              AFFILIATED                 TO AFFILIATED
        PORTFOLIO                   COMMISSIONS            BROKER-DEALERS             BROKER-DEALERS
----------------------------------------------------------------------------------------------------------
Cash Management                           --                      --                         --
----------------------------------------------------------------------------------------------------------
Corporate Bond*                          $562                    $562                       100%
----------------------------------------------------------------------------------------------------------
Global Bond                               --                      --                         --
----------------------------------------------------------------------------------------------------------
High-Yield Bond                         $9,100                    --                         --
----------------------------------------------------------------------------------------------------------
Worldwide High Income
                                          --                      --                         --
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Balanced/Phoenix
 Investment Counsel                        $49,029                    --                          --
----------------------------------------------------------------------------------------------------------
Asset Allocation*                         $331,914                  $35,946                     10.83%
----------------------------------------------------------------------------------------------------------
Growth-Income                             $262,353                    --                          --
----------------------------------------------------------------------------------------------------------
Alliance Growth                           $353,849                    --                          --
----------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment
 Counsel                                  $548,063                    --                          --
----------------------------------------------------------------------------------------------------------
Putnam Growth                             $118,520                    --                          --
(formerly Provident Growth)
----------------------------------------------------------------------------------------------------------
Venture Value                             $184,729                    --                          --
----------------------------------------------------------------------------------------------------------
Global Equities                           $630,010                    --                          --
----------------------------------------------------------------------------------------------------------
International Diversified
Equities
                                          $117,482                    --                          --
----------------------------------------------------------------------------------------------------------

- For the fiscal year ended November 30, 1995, the percentage of the aggregate dollar amount of the transactions involving the payment of commissions effected through affiliated brokers with respect to the Corporate Bond Portfolio and Asset Allocation Portfolio were 10.34% and 100%, respectively.

         The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

         The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

         If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

         It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                              GENERAL INFORMATION

         Custodian - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

         Independent Accountants and Legal Counsel - PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC. The firms of Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, NY 10022 and Blazzard, Grodd & Hasenauer, P.C., Suite 213, Oceanwalk Mall, 101 North Ocean Drive, Hollywood, Florida 33019, have been selected as legal counsel to the Trust.

         Reports to Shareholders - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

         Shareholder and Trustee Responsibility - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

         Registration Statement - A registration statement has been filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS

         Set forth following this Statement of Additional Information are the audited financial statements of the Trust with respect to the fiscal year ended November 30, 1997 and the unaudited financial statements of the Trust with respect to the six months ended May 31, 1998.

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 91.0%                         AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CERTIFICATES OF DEPOSIT -- 5.8%
                    Rabobank Nederland N. V. 6.07% due 3/26/98.............................  $ 4,000,000   $  4,000,098
                    Rabobank Nederland N. V. 6.20% due 4/09/98.............................    1,000,000      1,000,522
                    Sanwa Bank Ltd. 5.72% due 1/20/98......................................    4,000,000      4,000,149
                                                                                                           -------------
                    TOTAL CERTIFICATES OF DEPOSIT (cost $9,000,112)........................                   9,000,769
                                                                                                           -------------
                    COMMERCIAL PAPER -- 58.4%
                    Accor SA 5.61% due 1/21/98.............................................    5,000,000      4,960,263
                    Avnet, Inc. 5.70% due 2/13/98..........................................    3,000,000      2,964,911
                    Banco Credito Nacional 5.55% due 2/03/98...............................    2,000,000      1,979,804
                    Bavaria Global Corp. 5.60% due 1/15/98.................................    3,000,000      2,979,000
                    BTM Capital Corp. 5.65% due 1/26/98....................................    5,000,000      4,956,056
                    Certain Funding Corp. 5.66% due 2/12/98................................    5,000,000      4,941,295
                    Commed Fuel, Inc. 5.55% due 1/29/98....................................    5,000,000      4,953,538
                    Cooperative Association of Tractor Dealers 5.57% due 2/24/98...........    5,000,000      4,932,944
                    Cregem North America Inc. 5.55% due 1/06/98............................    4,000,000      3,977,800
                    Demir Funding Corp. 5.57% due 1/12/98..................................    3,000,000      2,980,505
                    First Data Corp. 5.55% due 2/18/98.....................................    5,000,000      4,937,678
                    Greenwich Asset Funding, Inc. 5.55% due 1/22/98........................    4,000,000      3,967,933
                    Guinness PLC 5.58% due 1/21/98.........................................    4,000,000      3,968,380
                    Merrill Lynch & Co., Inc. 5.58% due 1/08/98............................    4,000,000      3,976,440
                    Minmetals Capital & Securities, Inc. 5.59% due 12/08/97................    3,000,000      2,996,739
                    Morgan (J.P.) & Co., Inc. 5.57% due 1/30/98............................    5,000,000      4,952,750
                    Morgan Stanley Group, Inc. 5.58% due 1/08/98...........................    4,000,000      3,976,440
                    National City Corp. 5.58% due 1/26/98..................................    3,000,000      2,973,960
                    Prospectus Repeat Offering Securitization Entity (ROSE), Inc. 5.65% due
                      2/06/98..............................................................    5,000,000      4,947,051
                    Safeco Corp. 5.62% due 1/15/98.........................................    4,000,000      3,971,900
                    Transport Adora De Gas 5.62% due 1/22/98...............................    4,000,000      3,967,529
                    Tribune Co. 5.60% due 2/13/98..........................................    3,000,000      2,964,665
                    Working Capital Management Co., L.P. 5.70% due 1/23/98.................    4,000,000      3,966,433
                                                                                                           -------------
                    TOTAL COMMERCIAL PAPER (cost $91,201,451)..............................                  91,194,014
                                                                                                           -------------
                    CORPORATE SHORT-TERM NOTES -- 19.2%
                    American General Finance Corp. 7.25% due 3/01/98.......................    2,000,000      2,006,960
                    Barnett Banks, Inc. 5.84% due 12/29/97(1)..............................    3,000,000      3,006,270
                    Bear Stearns Co., Inc. 5.72% due 1/06/98(1)............................    2,500,000      2,500,000
                    Bear Stearns Co., Inc. 5.73% due 2/10/98(1)............................    3,000,000      3,000,000
                    First Interstate Bancorp 11.00% due 3/05/98............................    2,630,000      2,663,243
                    General Motors Acceptance Corp. 5.88% due 2/06/98(1)...................    4,000,000      4,004,800
                    Lehman Brothers Holdings, Inc. 5.99% due 12/02/97(1)...................    2,000,000      2,002,400
                    Nationsbank Corp. 6.63% due 1/15/98....................................    2,705,000      2,707,259
                    Norwest Corp. 5.75% due 3/15/98........................................    2,000,000      1,999,700
                    Sigma Finance Corp. 6.28% due 4/24/98..................................    4,000,000      4,003,693
                    USL Capital Corp. 5.86% due 1/06/98(1).................................    2,000,000      2,002,080
                                                                                                           -------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $29,893,381)....................                  29,896,405
                                                                                                           -------------
                    MUNICIPAL BONDS -- 7.6%
                    Illinois Student Assistance Commission 5.63% 12/03/97(1)...............    4,000,000      4,000,000
                    Illinois Student Assistance Corp. 5.63% 12/03/97(1)....................    3,000,000      3,000,000

---------------------

                                                                                             PRINCIPAL
                                      SHORT-TERM SECURITIES (continued)                       AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS (continued)
                    New Hampshire State Industrial Development Authority, Revenue 5.83% due
                      3/11/98..............................................................  $ 3,000,000   $  3,000,000
                    Texas State General Obligation 5.63% 12/03/97(1).......................    1,875,000      1,875,000
                                                                                                           -------------
                    TOTAL MUNICIPAL BONDS (cost $11,875,000)...............................                  11,875,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $141,969,944)........................                 141,966,188
                                                                                                           -------------
                                         REPURCHASE AGREEMENT -- 8.5%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.5%
                    Joint Repurchase Agreement Account (Note 3) (cost $13,341,000).........   13,341,000     13,341,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $155,310,944)                           99.5%                155,307,188
                    Other assets less liabilities --                                    0.5                     812,266
                                                                                     ------                -------------
                    NET ASSETS --                                                     100.0%               $156,119,454
                                                                                     ======                =============

              -----------------------------

              (1) Variable rate security; maturity date reflects next reset date; rate as of November 30, 1997.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

   SUNAMERICA SERIES TRUST
   GLOBAL BOND PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                           (DENOMINATED IN
                                       FOREIGN BONDS & NOTES -- 65.3%                      LOCAL CURRENCY)      VALUE
                    -----------------------------------------------------------------------------------------------------
                    AUSTRALIAN DOLLAR -- 0.8%
                    Commonwealth of Australia 10.00% 2006................................         800,000    $   680,638
                                                                                                             -----------
                    FRENCH FRANC -- 3.0%
                    Government of France 4.75% 2002......................................      16,000,000      2,695,712
                                                                                                             -----------
                    GERMAN MARK -- 13.9%
                    Republic of Germany 6.00% 2007.......................................      12,700,000      7,473,808
                    Republic of Germany 6.25% 2024.......................................       5,500,000      3,208,307
                    Republic of Germany 6.50% 2005.......................................       1,200,000        727,417
                    Republic of Germany 8.00% 2002.......................................       1,500,000        953,757
                                                                                                             -----------
                                                                                                              12,363,289
                                                                                                             -----------
                    ITALIAN LIRA -- 10.6%
                    Republic of Italy 6.75% 2007.........................................   4,700,000,000      2,894,991
                    Republic of Italy 9.50% 2001.........................................  10,000,000,000      6,520,757
                                                                                                             -----------
                                                                                                               9,415,748
                                                                                                             -----------
                    JAPANESE YEN -- 7.9%
                    Asian Development Bank 5.00% 2003....................................     221,000,000      2,041,165
                    Asian Development Bank 5.63% 2002....................................     320,000,000      2,971,205
                    European Investment Bank 2.13% 2007..................................      60,000,000        472,568
                    Republic of Italy 5.13% 2003.........................................     170,000,000      1,590,108
                                                                                                             -----------
                                                                                                               7,075,046
                                                                                                             -----------
                    NETHERLANDS GUILDER -- 3.4%
                    Dutch Government 8.25% 2007..........................................       5,000,000      3,019,172
                                                                                                             -----------
                    NEW ZEALAND DOLLAR -- 4.7%
                    Federal National Mortgage Association 7.00% 2000.....................       2,200,000      1,352,138
                    International Bank of Reconstruction & Development 7.00% 2000........       2,500,000      1,526,951
                    New Zealand Government 8.00% 2001....................................       2,000,000      1,273,192
                                                                                                             -----------
                                                                                                               4,152,281
                                                                                                             -----------
                    POUND STERLING -- 6.5%
                    United Kingdom Treasury 8.50% 2007...................................       3,000,000      5,749,122
                                                                                                             -----------
                    SPANISH PESETA -- 3.2%
                    Government of Spain 10.30% 2002......................................     360,000,000      2,894,172
                                                                                                             -----------
                    SWEDISH KRONA -- 4.4%
                    Kingdom of Sweden 6.00% 2005.........................................      10,000,000      1,280,800
                    Kingdom of Sweden 6.50% 2006.........................................      20,000,000      2,643,373
                                                                                                             -----------
                                                                                                               3,924,173
                                                                                                             -----------

---------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                           (DENOMINATED IN
                                      FOREIGN BONDS & NOTES (continued)                    LOCAL CURRENCY)      VALUE
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES DOLLAR -- 6.9%
                    Bayerische Landesbank Girozentrale 6.63% 2007........................  $    3,000,000    $ 3,062,568
                    International Bank of Reconstruction & Development 6.63% 2006........       3,000,000      3,103,236
                                                                                                             -----------
                                                                                                               6,165,804
                                                                                                             -----------
                    TOTAL FOREIGN BONDS & NOTES (cost $58,272,076).......................                     58,135,157
                                                                                                             -----------
                    U.S. GOVERNMENT -- 24.7%
                    -----------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT -- 24.7%
                    United States Treasury Notes 6.50% 2005..............................       1,500,000      1,554,135
                    United States Treasury Notes 6.50% 2006..............................       6,400,000      6,654,976
                    United States Treasury Notes 7.00% 2006..............................      11,300,000     12,119,250
                    United States Treasury Notes 7.88% 2004..............................       1,500,000      1,668,045
                                                                                                             -----------
                                                                                                              21,996,406
                                                                                                             -----------
                    TOTAL U.S. GOVERNMENT (cost $21,435,889).............................                     21,996,406
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $79,707,965).......................                     80,131,563
                                                                                                             -----------
                    SHORT-TERM SECURITIES -- 3.4%
                    -----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 3.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 5.63%
                      due 12/01/97.......................................................       3,047,000      3,047,000
                                                                                                             -----------
                    TOTAL SHORT-TERM SECURITIES (cost $3,047,000)........................                      3,047,000
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost $82,754,965)                           93.4%                                      83,178,563
                    Other assets less liabilities --                6.6                                        5,863,960
                                                                  -----                                      -----------
                    NET ASSETS --                                 100.0%                                     $89,042,523
                                                                  =====                                      ===========

                                      OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------------
                          CONTRACT                  IN             DELIVERY     GROSS UNREALIZED
                         TO DELIVER            EXCHANGE FOR          DATE         APPRECIATION

                    ----------------------------------------------------------------------------
                    *AUD       9,434,250     USD     7,000,591      12/18/97      $    554,480
                    *AUD       1,374,648     USD       953,428      12/18/97            14,177
                    *DEM       4,306,461     USD     2,497,947      01/08/98            49,758
                    *FIM       9,593,829     DEM     3,196,345      01/09/98            12,456
                    *JPY     299,313,340     DEM     4,414,000      01/22/98           144,745
                     DEM       8,328,011     USD     4,858,816      02/23/98           112,802
                     DEM         189,071     USD       110,065      02/23/98             1,974
                     FRF      40,466,000     USD     7,027,787      02/24/98           136,913
                     GBP       7,310,932     USD    12,417,618      01/26/98           104,428
                    *USD       1,145,937     GBP       687,000      01/26/98            11,120
                    *USD       6,406,177     GBP     3,840,461      01/26/98            61,990
                     ITL   1,696,135,000     USD       994,567      02/13/98            13,127
                     ITL  14,759,821,130     USD     8,765,989      02/13/98           225,464
                     JPY   1,039,421,163     USD     8,677,136      01/22/98           458,682
                     JPY     124,698,113     USD       990,985      01/22/98             5,027
                     NLG       6,174,021     USD     3,148,605      01/14/98            32,306
                     NZD       9,670,059     USD     6,014,777      12/19/97            52,862
                    *SEK      20,327,889     USD     2,689,408      12/12/97            55,189
                    *SEK       2,761,000     USD       364,214      12/12/97             6,426
                                                                                   -----------
                                                                                     2,053,926
                                                                                   -----------
                    See Notes to Financial Statements

                                                           ---------------------

                                OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ----------------------------------------------------------------------------
                          CONTRACT                  IN             DELIVERY     GROSS UNREALIZED
                         TO DELIVER            EXCHANGE FOR          DATE         DEPRECIATION
                    ----------------------------------------------------------------------------
                    *USD       3,391,756     AUD     4,664,516      12/18/97      $   (204,645)
                    *USD       3,594,157     AUD     5,115,000      12/18/97           (99,247)
                     CHF       6,128,000     DEM     7,483,209      02/27/98           (75,559)
                     DEM       7,631,620     CHF     6,128,000      02/27/98            (9,035)
                     DEM       7,387,924     SEK    31,641,000      12/12/97           (92,827)
                     IEP       1,452,000     DEM     3,701,584      01/08/98           (50,266)
                     IEP       1,252,520     DEM     3,182,278      01/08/98           (49,484)
                     IEP         195,480     DEM       496,891      01/08/98            (7,590)
                    *DEM       3,874,023     JPY   277,996,000      01/22/98            (6,076)
                     DEM       5,951,784     USD     3,387,273      02/23/98            (4,569)
                     ESP     430,336,620     USD     2,820,215      12/11/97           (66,764)
                    *USD       1,826,005     FIM     9,593,829      01/08/98           (21,260)
                    *GBP       1,534,000     USD     2,547,844      01/26/98           (35,943)
                    *USD         164,768     JPY    20,150,825      01/22/98            (5,438)
                    *USD       2,000,687     JPY   249,435,611      01/22/98           (28,459)
                    *SEK       6,518,665     USD       840,034      12/12/97            (4,697)
                                                                                    ----------
                                                                                      (761,859)
                                                                                    ----------
                             Net Unrealized Appreciation....................      $  1,292,067
                                                                                    ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

         AUD   --  Australian Dollar
         CHF   --  Swiss Franc
         DEM   --  Deutsche Mark
         ESP   --  Spanish Peseta
         FIM   --  Finnish Marke
         FRF   --  French Franc
         GBP   --  Pound Sterling
         ITL   --  Italian Lira
         IEP   --  Irish Pound
         JPY   --  Japanese Yen
         SEK   --  Swedish Krona
         NLG   --  Netherlands Guilder
         NZD   --  New Zealand Dollar
         USD   --  United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO           INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                             BONDS & NOTES -- 95.0%                             AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.5%
                    Apparel & Textiles -- 1.8%
                    Collins & Aikman Corp. 11.50% 2006......................................  $  100,000   $   113,000
                    Dyersburg Corp. 9.75% 2007*.............................................     100,000       103,500
                    GFSI Inc. 9.63% 2007*...................................................     100,000       102,250
                    Pillowtex Corp. 10.00% 2006.............................................     125,000       131,875
                    Reliance Industries Ltd. 8.25% 2027*....................................     500,000       517,450
                    Westpoint Stevens, Inc. 9.38% 2005......................................     150,000       156,750

                    Automotive -- 0.3%
                    Aftermarket Technology Corp. 12.00% 2004................................      75,000        82,313
                    Exide Corp. 10.00% 2005.................................................      50,000        52,250
                    Lear Corp. 9.50% 2006...................................................      50,000        54,500

                    Housing -- 0.2%
                    Falcon Building Products, Inc. zero coupon 2007(1)......................     100,000        65,500
                    Syratech Corp. 11.00% 2007..............................................      50,000        46,750

                    Retail -- 4.2%
                    Brylane Capital Corp. 10.00% 2003.......................................     250,000       265,000
                    Harcourt General, Inc. 7.20% 2027.......................................     750,000       749,865
                    Jitney Jungle Stores of America, Inc. 10.38% 2007*......................      50,000        51,750
                    Leslie's Poolmart, Inc. 10.38% 2004*....................................      50,000        51,625
                    Penney (J.C.) Co., Inc. 7.65% 2016......................................     500,000       537,315
                    ShopKo Stores, Inc. 9.25% 2022..........................................     750,000       887,962
                    Stater Brothers Holdings, Inc. 9.00% 2004*..............................     100,000       104,000
                                                                                                           -------------
                                                                                                             4,073,655
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.9%

                    Food, Beverage & Tobacco -- 1.9%
                    Ameriserve Food Distribution, Inc. 10.13% 2007*.........................     100,000       104,000
                    Aurora Foods Inc. 9.88% 2007............................................      50,000        52,125
                    Carr Gottstein Foods Co. 12.00% 2005....................................     100,000       110,500
                    Di Giorgio Corp. 10.00% 2007............................................     100,000        99,000
                    International Home Foods, Inc. 10.38% 2006..............................     100,000       106,000
                    Philip Morris Cos, Inc. 7.75% 2027......................................     500,000       531,325
                    Ralphs Grocery Co. 10.45% 2004..........................................     150,000       168,938

                    Household Products -- 1.0%
                    NBTY, Inc. 8.63% 2007*..................................................     100,000        97,250
                    Playtex Family Products Corp. 9.00% 2003................................     100,000       101,000
                    Polymer Group, Inc. 9.00% 2007..........................................     150,000       148,125
                    Renaissance Cosmetics 11.75% 2004*......................................      50,000        45,500
                    Revlon Consumer Products Corp. 10.50% 2003..............................     100,000       105,500
                    Simmons Co. 10.75% 2006.................................................     100,000       105,250
                                                                                                           -------------
                                                                                                             1,774,513
                                                                                                           -------------
                    EDUCATION -- 0.9%

                    University -- 0.9%
                    Boston University 7.63% 2097............................................     500,000       540,675
                                                                                                           -------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    ENERGY -- 6.4%

                    Energy Services -- 2.2%
                    Coastal Corp. 9.75% 2003................................................  $  250,000   $   286,893
                    Dailey International, Inc. 9.75% 2007*..................................     100,000       104,500
                    Enersis SA 7.40% 2016...................................................     600,000       596,058
                    Pride Petroleum Services, Inc. 9.38% 2007...............................     100,000       107,000
                    Tosco Corp. 7.00% 2000..................................................     250,000       253,835
                    Energy Sources -- 4.2%
                    Abraxas Petroleum Corp. 11.50% 2004.....................................      75,000        81,000
                    Anker Coal Group, Inc. 9.75% 2007*......................................     100,000       100,750
                    Clark Oil & Refining Corp. 10.50% 2001..................................     750,000       781,875
                    Di Industries, Inc. 8.88% 2007..........................................      50,000        51,500
                    Forcenergy, Inc. 9.50% 2006.............................................      50,000        52,625
                    Husky Oil Ltd. 7.13% 2006...............................................     500,000       502,135
                    Petsec Energy, Inc. 9.50% 2007*.........................................      50,000        51,688
                    Sun Co., Inc. 9.00% 2024................................................     750,000       889,147
                    United Meridian Corp. 10.38% 2005.......................................      75,000        81,937
                    XCL Ltd. 13.50% 2004(1)(2)..............................................      50,000        60,000
                                                                                                           -------------
                                                                                                             4,000,943
                                                                                                           -------------
                    FINANCE -- 23.9%
                    Banks -- 6.1%
                    ABN Amro Holdings NV 7.30% 2026.........................................     500,000       503,580
                    African Development Bank 6.88% 2015.....................................     500,000       511,980
                    Continental Bank NA 12.50% 2001(1)......................................     300,000       353,535
                    First Nationwide Holdings, Inc. 10.63% 2003.............................     200,000       224,500
                    Firstbank Puerto Rico 7.63% 2005........................................     750,000       769,575
                    National Bank of Canada 8.13% 2004......................................     750,000       807,653
                    Security Pacific Corp. 11.50% 2000......................................     275,000       312,451
                    Signet Banking Corp. 9.63% 1999.........................................     300,000       313,800

                    Financial Services -- 14.2%
                    Allmerica Financial Corp. 7.63% 2025....................................     500,000       523,590
                    American General Corp. 9.63% 2018.......................................     500,000       525,180
                    Arvin Capital I 9.50% 2027..............................................     500,000       548,780
                    Case Equipment Loan Trust 7.30% 2002....................................      82,742        83,263
                    Chevy Chase Auto Receivables 5.80% 2002.................................      66,858        66,649
                    CNA Financial Corp. 7.25% 2023..........................................     500,000       493,620
                    ContiFinancial Corp. 8.38% 2003.........................................     100,000       103,750
                    Continental Corp. 8.25% 1999............................................     100,000       102,465
                    Continental Global Group, Inc. 11.00% 2007..............................     150,000       161,250
                    Delphi Funding L L C 9.31% 2027.........................................     800,000       888,104
                    Ford Capital BV 9.38% 2001..............................................     600,000       654,864
                    Ford Capital BV 9.50% 2001..............................................     200,000       219,674
                    General Motors Acceptance Corp. 5.63% 2001..............................     300,000       293,751
                    Green Tree Financial Corp. 10.25% 2002..................................     450,000       510,741
                    Green Tree Financial Corp. 6.50% 2002...................................     300,000       300,315
                    Hutchinson Whampoa Finance Ltd. 7.50% 2027*.............................     500,000       472,355
                    Lehman Brothers, Inc. 7.38% 2007........................................     575,000       591,664
                    Navistar Financial 6.55% 2001...........................................      77,353        77,643
                    Outsourcing Solutions, Inc. 11.00% 2006*................................      50,000        55,500
                    Premier Auto Trust 4.90% 1998...........................................      12,301        12,266
                    Premier Auto Trust 7.90% 1999...........................................       5,933         5,933
                    Reinsurance Group America, Inc. 7.25% 2006*.............................     500,000       517,955
                    Resolution Funding Corp. zero coupon 2021...............................     640,000       150,982

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Salomon, Inc. 7.20% 2004................................................  $  525,000   $   540,435
                    Susa Partnership LP 8.20% 2017..........................................     250,000       271,478
                    Swedish Export Credit Corp. 9.88% 2038..................................     500,000       524,760
                    Tanger Properties Ltd. 8.75% 2001.......................................      85,000        87,444
                    Trizec Finance Corp., Ltd. 10.88% 2005..................................      67,000        75,207

                    Insurance -- 3.6%
                    Conseco Inc. 10.50% 2004................................................     750,000       894,135
                    Life Re Capital Trust I 8.72% 2027*.....................................     500,000       536,290
                    USF&G Capital II 8.47% 2027.............................................     500,000       526,875
                    USF&G Capital III 8.31% 2046*...........................................     250,000       266,750
                                                                                                           -------------
                                                                                                            14,880,742
                                                                                                           -------------
                    HEALTHCARE -- 0.9%

                    Health Services -- 0.7%
                    Genesis Health Ventures, Inc. 9.25% 2006................................  50,000....        50,625
                    Genesis Health Ventures, Inc. 9.75% 2005................................      50,000        51,625
                    Tenet Healthcare Corp. 8.00% 2005.......................................     250,000       252,500
                    Tenet Healthcare Corp. 10.13% 2005......................................     100,000       108,500

                    Medical Products & Services -- 0.2%
                    Dade International, Inc. 11.13% 2006*...................................     100,000       111,750
                                                                                                           -------------
                                                                                                               575,000
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 7.9%
                    Business Services -- 3.0%
                    Allied Waste Industries, Inc. zero coupon 2007*.........................      50,000        34,375
                    Allied Waste North America, Inc. 10.25% 2006*...........................     100,000       109,000
                    Coinmach Corp. 11.75% 2005*.............................................      50,000        55,125
                    Glenoit Corp. 11.00% 2007*..............................................      50,000        53,625
                    Knoll, Inc. 10.88% 2006.................................................      65,000        72,150
                    National Equipment Services, Inc. 10.00% 2004*..........................      50,000        49,188
                    Roller Bearing Co. America, Inc. 9.63% 2007*............................      50,000        50,625
                    Statia Terminals International 11.75% 2003..............................      50,000        53,250
                    Tokheim Corp. 11.50% 2006...............................................      50,000        57,000
                    United Stationers Supply Co. 12.75% 2005................................      33,000        36,713
                    USA Waste Service, Inc. 7.13% 2007......................................     750,000       767,820
                    Waste Management, Inc. 8.75% 2018.......................................     500,000       537,980

                    Electrical Equipment -- 0.1%
                    Amphenol Corp. 9.88% 2007...............................................      50,000        52,625

                    Machinery -- 0.5%
                    Alvey Systems, Inc. 11.38% 2003.........................................     100,000       106,000
                    CLARK Material Handling Co. 10.75% 2006.................................     100,000       105,500
                    Neenah Corp. 11.13% 2007*...............................................      50,000        54,124
                    Werner Holdings Co., Inc. 10.00% 2007*..................................      50,000        50,875

                    Multi-Industry -- 1.1%
                    EnviroSource, Inc. 9.75% 2003...........................................      50,000        50,500
                    Four M Corp. 12.00% 2006................................................      50,000        53,250
                    News America Holdings, Inc. 10.13% 2012.................................     500,000       579,010

                    Transportation -- 3.2%
                    Allied Holdings, Inc. 8.63% 2007*.......................................      50,000        51,125
                    Ameritruck Distribution Corp. 12.25% 2005...............................     100,000       104,000
                    Chemical Leaman Corp. 10.38% 2005.......................................      50,000        51,875
                    Continental Airlines, Inc. 6.90% 2018(3)................................     500,000       503,750

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation (continued)
                    Gearbulk Holdings Ltd. 11.25% 2004......................................  $  100,000   $   111,000
                    Johnstown America Industries, Inc. 11.75% 2005*.........................      50,000        54,125
                    Stena AB 8.75% 2007.....................................................      50,000        49,875
                    Stena AB 10.50% 2005....................................................     100,000       108,125
                    Transport Ocean Container Corp. 12.25% 2004.............................     850,000       993,437
                                                                                                           -------------
                                                                                                             4,956,047
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 13.1%
                    Broadcasting & Media -- 11.4%
                    Acme Television LLC zero coupon 2004*(4)................................  75,000....        55,125
                    Affiliated Newspapers Investments, Inc. zero coupon 2006(1)(4)..........     100,000        91,500
                    Bell Cablemedia PLC zero coupon 2004(4).................................      75,000        69,675
                    Cablevision Systems Corp. 9.25% 2005....................................     150,000       157,500
                    Chancellor Media Corp. 8.75% 2007*......................................      50,000        51,000
                    Chancellor Media Corp. 9.38% 2004.......................................     100,000       104,250
                    Comcast Cable Communications 8.50% 2027*................................     500,000       569,370
                    Comcast Cellular Holdings, Inc. 9.50% 2007..............................      50,000        51,750
                    Comcast Corp. 9.38% 2005................................................     100,000       106,967
                    Comcast UK Cable Partners Ltd. zero coupon 2007(4)......................     175,000       139,563
                    Continental Cablevision, Inc. 9.50% 2013................................     750,000       863,107
                    Dialog Corp. 11.00% 2007*...............................................      75,000        75,938
                    Diamond Cable PLC zero coupon 2007*(4)..................................     100,000        65,500
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(4)...............     150,000       123,750
                    Fox/Liberty Networks LLC zero coupon 2007*(4)...........................     200,000       125,500
                    Garden State Newspapers, Inc. 8.75% 2009*...............................      50,000        49,875
                    Heritage Media Corp. 8.75% 2006*........................................     100,000       106,375
                    Hollinger International Publishing, Inc. 9.25% 2007.....................      75,000        77,250
                    Katz Media Corp. 10.50% 2007............................................     100,000       110,250
                    Lenfest Communications, Inc. 8.38% 2005.................................     100,000       100,500
                    Millicom International Cellular zero coupon 2006(4).....................     100,000        73,000
                    Nextel Communications, Inc. zero coupon 2004(4).........................     125,000       107,812
                    Outdoor Systems, Inc. 8.88% 2007........................................     100,000       103,250
                    Paging Network, Inc. 10.00% 2008........................................     100,000       102,750
                    Paramount Communications, Inc. 8.25% 2022...............................     500,000       497,915
                    Rogers Cablesystems Ltd. 10.00% 2007....................................     100,000       109,000
                    Rogers Cablesystems Ltd. Class B 10.00% 2005............................      50,000        54,750
                    Sci Television, Inc. 11.00% 2005........................................     475,000       492,960
                    SFX Broadcasting, Inc. 10.75% 2006......................................      50,000        54,500
                    Sinclair Broadcast Group, Inc. 9.00% 2007*..............................      50,000        50,187
                    Sinclair Broadcast Group, Inc. 10.00% 2005..............................      50,000        52,750
                    Sullivan Braodcasting 10.25% 2005.......................................     100,000       106,750
                    Telesystem International Wireless, Inc. zero coupon 2007*(4)............     100,000        59,875
                    Telewest Communications PLC zero coupon 2007(4).........................     300,000       228,750
                    Teligent, Inc. 11.50% 2007..............................................      50,000        50,375
                    TKR Cable, Inc. 10.50% 2007.............................................     750,000       840,068
                    UIH Australia Pacific, Inc. zero coupon 2006(4).........................     100,000        65,000
                    Valassis Inserts, Inc. 9.38% 1999.......................................     750,000       769,912
                    Viacom, Inc. 8.00% 2006.................................................     200,000       198,548

                    Entertainment Products -- 0.1%
                    Cobblestone Golf Group, Inc. 11.50% 2003................................      50,000        53,750

                    Leisure & Tourism -- 1.6%
                    AMF Group, Inc., zero coupon 2006(4)....................................     122,000        92,720
                    Courtyard Marriott Ltd. 10.75% 2008.....................................      50,000        54,438
                    Livent, Inc. 9.38% 2004*................................................      50,000        49,625

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Leisure & Tourism (continued)
                    Premier Parks, Inc. 12.00% 2003.........................................  $  100,000   $   110,875
                    Six Flags Theme Parks, Inc. zero coupon 2005(4).........................     125,000       132,812
                    Southwest Airlines Co. 7.38% 2027.......................................     500,000       522,460
                                                                                                           -------------
                                                                                                             8,129,577
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 5.8%
                    Communication Equipment -- 0.1%
                    Elgin National Industries, Inc. 11.00% 2007*............................      75,000        76,500

                    Computers & Business Equipment -- 0.9%
                    Harris Corp. 10.38% 2018................................................     500,000       541,205

                    Electronics -- 1.7%
                    Advanced Micro Devices, Inc. 11.00% 2003................................      50,000        53,000
                    Decisionone Corp. 9.75% 2007*...........................................      50,000        52,250
                    Fairchild Semiconductor Corp. 10.13% 2007...............................     100,000       104,500
                    Figgie International, Inc. Delaware 9.88% 1999..........................     750,000       781,875
                    Viasystems Group, Inc. 9.75% 2007*......................................      50,000        51,625

                    Telecommunications -- 3.1%
                    American Communications Services, Inc. 13.75% 2007*.....................      50,000        57,375
                    Anixter, Inc. 8.00% 2003................................................     500,000       523,725
                    Brooks Fiber Properties, Inc. zero coupon 2006(4).......................     100,000        82,125
                    Brooks Fiber Properties, Inc. zero coupon 2006(4).......................     100,000        79,250
                    Call-Net Enterprises, Inc. zero coupon 2007(4)..........................     100,000        67,125
                    Charter Communications South East LP 11.25% 2006........................      50,000        55,500
                    Frontiervision Holdings LP zero coupon 2007*(4).........................     100,000        69,750
                    Hermes Europe Railtel BV 11.50% 2007*...................................      50,000        54,375
                    Highwaymaster Communciations 13.75% 2005*(1)............................      50,000        50,250
                    Intermedia Communications, Inc. zero coupon 2006(4).....................     100,000        77,500
                    Intermedia Communications, Inc. zero coupon 2007(4).....................      50,000        34,250
                    International CableTel, Inc. zero coupon 2006(4)........................     150,000       113,250
                    McLeod USA, Inc. zero coupon 2007(4)....................................     150,000       102,750
                    Metronet Communications Corp. 12.00% 2007(1)............................      50,000        56,875
                    PanAmSat Corp. 12.75% 2005..............................................     119,000       144,213
                    Qwest Communications International, Inc. 10.88% 2007*...................     100,000       112,500
                    RCN Corp. 11.13% 2007*(4)...............................................      50,000        28,938
                    Teleport Communications Group zero coupon 2007(4).......................     150,000       118,875
                    Vanguard Cellular Systems, Inc. 9.38% 2006..............................     100,000       103,000
                                                                                                           -------------
                                                                                                             3,592,581
                                                                                                           -------------
                    MATERIALS -- 9.8%

                    Chemicals -- 0.2%
                    Climachem, Inc. 10.75% 2007.............................................      50,000        50,250
                    ISP Holdings, Inc. 9.75% 2002...........................................      50,000        52,625

                    Forest Products -- 4.2%
                    Buckeye Cellulose Corp. 9.25% 2008......................................     125,000       131,875
                    Donohue Forest Products, Inc. 7.63% 2007................................     750,000       787,500
                    Pope & Talbot, Inc. 8.38% 2013..........................................     250,000       252,295
                    Repap Wisconsin, Inc. 9.25% 2002........................................     500,000       535,570
                    Repap Wisconsin, Inc. 9.88% 2006........................................     750,000       824,737
                    Stone Container Corp. 11.50% 2004.......................................      50,000        54,000

                    Metals & Minerals -- 5.4%
                    Acme Metals, Inc. 13.50% 2004(2)........................................      50,000        58,000
                    Barrick Gold Finance, Inc. 7.50% 2007...................................     750,000       785,513

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    Echo Bay Mines Ltd. 11.00% 2027.........................................  $   50,000   $    38,625
                    Euramax International PLC 11.25% 2006...................................      50,000        53,875
                    GS Technologies, Inc. 12.25% 2005.......................................     100,000       111,000
                    Inco Ltd. 9.60% 2022....................................................     750,000       858,593
                    MMI Products, Inc. 11.25% 2007*.........................................      50,000        53,875
                    Placer Dome, Inc. 8.50% 2045............................................     750,000       762,187
                    Ryderson Tull, Inc. 9.13% 2006..........................................     100,000       107,000
                    Southdown, Inc. 10.00% 2006.............................................     500,000       555,000
                                                                                                           -------------
                                                                                                             6,072,520
                                                                                                           -------------
                    MUNICIPAL BONDS -- 1.2%
                    Municipal Bonds -- 1.2%
                    Atlanta & Fulton County Georgia Recreation 7.00% 2028...................     500,000       495,615
                    McKeesport Pennsylvania 7.30% 2020......................................     250,000       254,253
                                                                                                           -------------
                                                                                                               749,868
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.9%
                    Foreign Government -- 2.9%
                    Province of Quebec 13.25% 2014..........................................     890,000     1,030,326
                    Republic of Columbia 7.25% 2003.........................................     250,000       243,445
                    Republic of South Africa 9.63% 1999.....................................     500,000       522,825
                                                                                                           -------------
                                                                                                             1,796,596
                                                                                                           -------------
                    REAL ESTATE -- 1.6%
                    Real Estate Companies -- 0.1%
                    AEI Holdings, Inc. 10.00% 2007*.........................................      50,000        50,750

                    Real Estate Investment Trusts -- 1.5%
                    Chelsea GCA Realty, Inc. 7.75% 2001.....................................     150,000       154,556
                    Price REIT, Inc. 7.50% 2006.............................................     750,000       784,170
                                                                                                           -------------
                                                                                                               989,476
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 8.5%
                    U.S. Government & Agencies -- 8.5%
                    Federal National Mortgage Association 6.50% 2011........................   1,365,477     1,362,910
                    Federal National Mortgage Association 8.50% 2005........................     750,000       785,153
                    Government National Mortgage Association 8.00% 2026.....................   1,392,271     1,439,691
                    United States Treasury Bonds 6.00% 2026.................................   1,750,000     1,722,385
                                                                                                           -------------
                                                                                                             5,310,139
                                                                                                           -------------
                    UTILITIES -- 2.7%
                    Electric Utilities -- 2.7%
                    California Energy, Inc. 10.25% 2004(2)..................................     750,000       819,450
                    Israel Electric Corp. Ltd. 7.88% 2026*..................................     350,000       368,939
                    Tenaga Nasional Berhad 7.50% 2096*......................................     500,000       519,195
                                                                                                           -------------
                                                                                                             1,707,584
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $57,362,410)..................................                59,149,916
                                                                                                           -------------

---------------------

                    COMMON STOCK -- 0.0%                                                          SHARES         VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Nextel Communications, Inc., Class A+ (cost $2,485).....................  $      154   $     3,889
                                                                                                           -------------
                    PREFERRED STOCK -- 1.9%
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.9%
                    Broadcasting & Media -- 0.9%
                    American Radio Systems Corp. Series B 11.38%............................       1,053       124,219
                    Capstar Broadcasting Partners 12.00%....................................         500        56,875
                    Pegasus Communications Corp. 12.75%.....................................         105       117,094
                    Primedia, Inc. 9.25%*...................................................       1,250       125,937
                    SFX Broadcasting, Inc. 12.63%...........................................         500        59,250
                    Sinclair Capital 11.63%*................................................         500        55,375
                                                                                                           -------------
                                                                                                               538,750
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.1%
                    Computers & Business Equipment -- 0.1%
                    Microsoft Corp. $2.1960.................................................       1,000        88,562
                    REAL ESTATE -- 0.9%
                    Real Estate Investment Trusts -- 0.9%
                    Crown American Realty Trust 11.00%......................................       1,000        52,875
                    Highwood Properties Inc. 8.63%..........................................         500       532,875
                                                                                                           -------------
                                                                                                               585,750
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,125,654).................................                 1,213,062
                                                                                                           -------------

                    WARRANTS -- 0.0%+

                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Australis Holdings Property Ltd. 10/30/01...............................          50             0
                    Pegasus Communications Corp. 1/01/07....................................         100         1,700
                                                                                                           -------------
                                                                                                                 1,700
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.0%
                    Telecommunications -- 0.0%
                    Highwaymaster Communications, Inc. 1/01/49..............................          50            88
                                                                                                           -------------
                    TOTAL WARRANTS (cost $1,416)............................................                     1,788
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $58,491,965)..........................                60,368,655
                                                                                                           -------------

                                                           ---------------------

                                                                                               PRINCIPAL
                    SHORT-TERM SECURITIES -- 2.1%                                                 AMOUNT         VALUE
                    ---------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 0.6%
                    Arkla, Inc. 9.20% due 12/18/97..........................................  $   65,000        65,075
                    Time Warner, Inc. 7.45% due 2/1/98......................................     290,000       290,499
                                                                                                           -------------
                                                                                                               355,574
                                                                                                           -------------
                    TIME DEPOSIT -- 1.5%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      3.00% due 12/1/97.....................................................     932,000       932,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,286,580)...........................                 1,287,574
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $59,778,545)                  99.0%                          61,656,229
                    Other assets less liabilities --                          1.0                              615,389
                    ------                                                  -----                          ------------
                    NET ASSETS --                                           100.0%                         $62,271,618
                    ======                                                  =====                          ============

              -----------------------------

               *  Resale restricted to qualified institutional buyers
               +  Non-income producing securities
              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants
              (2) Variable rate security; rate as of November 30, 1997
              (3) Fair valued security; see Note 2
              (4) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 85.6%                            AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 7.8%
                    Apparel & Textiles -- 3.0%
                    Dominion Textile USA, Inc. 8.88% 2003.................................  $ 2,900,000   $  2,929,000
                    Dominion Textile USA, Inc. 9.25% 2006.................................    1,000,000      1,010,000
                    J Crew Operating Corp. 10.38% 2007*...................................    2,000,000      1,990,000

                    Housing -- 1.2%
                    Lifestyle Furnishings International Ltd. 10.88% 2006..................    2,000,000      2,230,000

                    Retail -- 3.6%
                    Commemorative Brands, Inc. 11.00% 2007................................    1,500,000      1,511,250
                    Electronic Retailing Systems International, Inc. zero coupon
                      2004(1).............................................................    1,500,000      1,035,000
                    Eye Care Centers of America, Inc. 12.00% 2003.........................    2,000,000      2,155,000
                    Jitney Jungle Stores of America, Inc. 12.00% 2006.....................    1,500,000      1,695,000
                    Jumbo Sports, Inc. 4.25% 2000.........................................    1,000,000        641,250
                                                                                                          ------------
                                                                                                            15,196,500
                                                                                                          ------------
                    CONSUMER STAPLES -- 4.5%
                    Food, Beverage & Tobacco -- 1.8%
                    Specialty Foods Acquisition Corp. Series B zero coupon 2005(1)........    1,500,000        628,125
                    Specialty Foods Corp. Series B 11.13% 2002............................    2,850,000      2,864,250

                    Household Products -- 2.7%
                    Drypers Corp. Series B 10.25% 2007....................................    1,000,000      1,010,000
                    French Fragrances, Inc. Series B 10.38% 2007..........................    2,250,000      2,362,500
                    Polymer Group Inc. Series B 9.00% 2007................................    2,000,000      1,975,000
                                                                                                          ------------
                                                                                                             8,839,875
                                                                                                          ------------
                    ENERGY -- 4.8%
                    Energy Services -- 0.3%
                    DeepTech International, Inc. 12.00% 2000..............................      500,000        531,250

                    Energy Sources -- 4.5%
                    Clark (R&M), Inc. 8.38% 2007*.........................................    2,250,000      2,250,000
                    ICO, Inc. Series B 10.38% 2007........................................    1,250,000      1,340,625
                    Southwest Royal Ties, Inc. 10.50% 2004*...............................    2,250,000      2,244,375
                    Statia Terms International Series B 11.75% 2003*......................    2,000,000      2,130,000
                    Transamerican Energy Corp. zero coupon 2002*(1).......................    1,000,000        815,000
                                                                                                          ------------
                                                                                                             9,311,250
                                                                                                          ------------
                    FINANCE -- 2.8%
                    Banks -- 0.7%
                    Western Financial Savings Bank 8.88% 2007.............................    1,500,000      1,436,250

                    Financial Services -- 2.1%
                    Crown Castle International Corp. 10.63% 2007*.........................      500,000        301,875
                    Dollar Financial Group, Inc. Series A 10.88% 2006.....................    2,000,000      2,140,000
                    Homeside, Inc. Series B 11.25% 2003...................................    1,299,000      1,545,810
                                                                                                          ------------
                                                                                                             5,423,935
                                                                                                          ------------
                    HEALTHCARE -- 4.9%
                    Health Services -- 4.9%
                    Abbey Healthcare Group, Inc. 9.50% 2002...............................    2,000,000      2,070,000
                    Integrated Health Services, Inc. 9.25% 2008*..........................    1,000,000        997,500

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services (continued)
                    Signature Brands USA, Inc. 13.00% 2002................................  $ 1,995,000   $  2,204,475
                    Tenet Healthcare Corp. 10.13% 2005....................................    4,000,000      4,340,000
                                                                                                          ------------
                                                                                                             9,611,975
                                                                                                          ------------
                    INDUSTRIAL & COMMERCIAL -- 8.5%
                    Aerospace & Military Technology -- 2.1%
                    Interlake Corp. 12.13% 2002...........................................    2,000,000      2,090,000
                    L-3 Communications Corp. 10.38% 2007..................................    2,000,000      2,160,000

                    Business Services -- 1.6%
                    Huntsman Corp. 9.09% 1998*(5).........................................    1,500,000      1,571,250
                    W.R. Carpenter North America, Inc. 10.63% 2007*.......................    1,500,000      1,563,750

                    Multi-Industry -- 1.1%
                    Golden Ocean Group Ltd. 10.00% 2001(2)................................    2,500,000      2,150,000

                    Transportation -- 3.7%
                    Pegasus Shipping Hellas Ltd. 11.88% 2004*.............................    1,500,000      1,466,250
                    Stena AB 8.75% 2007...................................................    2,000,000      1,995,000
                    Stena AB 10.50% 2005..................................................    2,000,000      2,150,000
                    Travelcenters America, Inc. 10.25% 2007...............................    1,500,000      1,575,000
                                                                                                          ------------
                                                                                                            16,721,250
                                                                                                          ------------
                    INFORMATION & ENTERTAINMENT -- 17.2%
                    Broadcasting & Media -- 8.2%
                    Benedek Communications Corp. zero coupon 2006(1)......................    1,000,000        735,000
                    Busse Broadcasting Corp. 11.63% 2000..................................    1,000,000      1,068,750
                    Falcon Holding Group, L.P. Series B 11.00% 2003(4)....................    1,000,000      1,050,000
                    Fox Kids Worldwide, Inc. 9.25% 2007*..................................    2,000,000      1,905,000
                    Midcom Communications, Inc. 8.25% 2003(6).............................    1,000,000        160,000
                    Nextel Communications, Inc. zero coupon 2004(1).......................    2,500,000      2,156,250
                    Nextel Communications, Inc. 10.65% 2007*..............................    1,000,000        607,500
                    Peoples Choice TV Corp. zero coupon 2004(1)...........................    1,500,000        555,000
                    Peoples Choice TV Corp. zero coupon 2004(1)(2)........................    2,000,000        780,000
                    Radio One, Inc. Series B 7.00% 2004...................................    1,000,000        965,000
                    Source Media, Inc. 12.00% 2004*.......................................    1,500,000      1,481,250
                    Spanish Broadcasting Systems, Inc. 12.50% 2002........................    2,250,000      2,576,250
                    Young Broadcasting, Inc. Series B 8.75% 2007..........................    2,000,000      1,950,000

                    Cable -- 7.1%
                    Australis Holdings Property Ltd. zero coupon 2002(1)..................    1,750,000        822,483
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)....................    1,000,000        797,500
                    Diamond Cable Communications PLC zero coupon 2007(1)..................    2,000,000      1,310,000
                    Echostar DBS Corp. 12.50% 2002*.......................................    1,000,000      1,063,750
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(1).............    4,250,000      3,506,250
                    International CableTel, Inc. 7.00% 2008...............................      500,000        490,000
                    UIH Australia Pacific, Inc. Series B zero coupon 2006(1)..............    1,000,000        650,000
                    United International Holdings, Inc. zero coupon 1999..................    5,250,000      4,252,500
                    Wavetek Corp. 10.13% 2007(3)..........................................    1,000,000      1,025,000

                    Gaming -- 0.8%
                    California Hotel Finance Corp. 11.00% 2002............................    1,500,000      1,561,875

                    Leisure & Tourism -- 1.1%
                    HMH Properties, Inc. Series B 9.50% 2005..............................    2,000,000      2,105,000
                                                                                                          ------------
                                                                                                            33,574,358
                                                                                                          ------------

---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 23.8%
                    Cellular -- 8.3%
                    Cellular Communications International, Inc. zero coupon 2000..........  $ 3,000,000   $  2,355,000
                    Centennial Cellular Corp. 8.88% 2001..................................    2,000,000      2,030,000
                    Comcast Cellular Holdings, Inc. Series B 9.50% 2007...................    1,500,000      1,552,500
                    Globalstar L.P. 10.75% 2004*..........................................    1,500,000      1,458,750
                    International Wireless Communication zero coupon 2001(3)..............    1,250,000        662,500
                    Microcell Telecommunications, Inc. Series B zero coupon 2006(1).......    3,000,000      1,920,000
                    Occidente Y Caribe Celular SA Series B zero coupon 2004(1)............    2,000,000      1,519,980
                    Omnipoint Corp. Series A 11.63% 2006..................................    2,750,000      2,915,000
                    Orbcomm Global L.P. 14.00% 2004.......................................    1,750,000      1,859,375

                    Computers & Business Equipment -- 1.4%
                    Verio, Inc. 13.50% 2004(2)............................................    2,250,000      2,700,000

                    Electronics -- 3.2%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................    3,000,000      3,180,000
                    Details, Inc. 10.00% 2005*............................................    1,000,000      1,012,500
                    Hawk Corp. Series B 10.25% 2003.......................................    2,000,000      2,120,000

                    Telecommunications -- 10.9%
                    Colt Telecommunications Group PLC zero coupon 2006(1)(2)..............    2,000,000      1,540,000
                    Econophone, Inc. 13.50% 2007(2).......................................    1,000,000      1,065,000
                    GST USA, Inc. zero coupon 2005(1).....................................    2,500,000      1,815,625
                    Hermes Europe Railtel BV 11.50% 2007*.................................    1,500,000      1,631,250
                    International Logistics Ltd. 9.75% 2007*..............................    2,000,000      1,985,000
                    Ionica PLC zero coupon 2007(1)(2).....................................    5,750,000      2,350,312
                    IXC Communications, Inc. Series B 12.50% 2005.........................    2,000,000      2,280,000
                    NTL, Inc. Series B 10.00% 2007........................................    1,500,000      1,571,250
                    Poland Telecom Fin BV 14.00% 2007(2)..................................    1,000,000      1,025,000
                    RCN Corp. 10.00% 2007*................................................    1,500,000      1,500,000
                    Transtel Pass Through Trust 12.50% 2007*..............................    1,500,000      1,417,500
                    USN Communications, Inc. 14.63% 2004(2)*..............................    2,250,000      1,687,500
                    Viatel, Inc. 15.00% 2005(1)...........................................    2,000,000      1,505,000
                                                                                                          ------------
                                                                                                            46,659,042
                                                                                                          ------------
                    MATERIALS -- 8.8%
                    Chemicals -- 1.5%
                    NL Industries, Inc. 11.75% 2003.......................................    2,595,000      2,854,500

                    Forest Products -- 4.8%
                    Ainsworth Lumber Ltd. 12.50% 2007*(4).................................    1,750,000      1,763,125
                    American Pad & Paper Co. Series B 13.00% 2005.........................      650,000        763,750
                    Doman Industries Ltd. 8.75% 2004......................................    3,000,000      2,962,500
                    Florida Coast Paper Co. LLC Series B 12.75% 2003......................    2,250,000      2,407,500
                    Stone Container Corp. 11.88% 1998.....................................    1,500,000      1,567,500

                    Metals & Minerals -- 2.5%
                    Acme Metals, Inc. 12.50% 2002.........................................    1,500,000      1,650,000
                    GS Technologies Operating, Inc. 12.00% 2004...........................    1,500,000      1,650,000
                    Renco Metals, Inc. 11.50% 2003........................................    1,500,000      1,590,000
                                                                                                          ------------
                                                                                                            17,208,875
                                                                                                          ------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    BTI Telecom Corp. 10.50% 2007*........................................    1,500,000      1,503,750
                    Iridium Capital Corp., Series A 13.00% 2005...........................    1,250,000      1,293,750

                                                           ---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                 AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone (continued)
                    MGC Communications, Inc. 13.00% 2004*(2)..............................  $ 1,000,000   $    997,500
                    Primus Telecommunications Group 11.75% 2004...........................    1,000,000      1,065,000
                                                                                                          ------------
                                                                                                             4,860,000
                                                                                                          ------------
                    TOTAL BONDS & NOTES (cost $166,458,408)...............................                 167,407,060
                                                                                                          ------------

                    COMMON STOCK -- 0.0%                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Gaming -- 0.0%
                    Capital Gaming International, Inc.+ (cost $155,541)...................          103   $          1
                                                                                                          -------------


                    PREFERRED STOCK -- 9.2%
                    ---------------------------------------------------------------------------------------------------
                    FINANCE -- 1.0%
                    Financial Services -- 1.0%
                    Bankunited Capital Trust Series A 10.25%*.............................        2,000      2,065,000
                                                                                                          -------------
                    HEALTHCARE -- 1.2%
                    Health Services -- 1.2%
                    Fresenius Medical Care Capital Trust 9.00%............................        2,250      2,351,250
                                                                                                          -------------
                    INFORMATION & ENTERTAINMENT -- 3.4%
                    Broadcasting & Media -- 2.1%
                    Benedek Communications Corp. 15.00%(3)................................       11,500      1,437,500
                    Echostar Communications Corp. Series C 6.75%..........................       33,000      1,633,500
                    Echostar Communications Corp. 12.13%*.................................        1,000      1,030,000

                    Cable -- 1.3%
                    Cablevision Systems Corp. 11.125%.....................................       22,500      2,565,000
                                                                                                          -------------
                                                                                                             6,666,000
                                                                                                          -------------
                    INFORMATION TECHNOLOGY -- 2.9%
                    Telecommunications -- 2.9%
                    ICG Holdings, Inc. 14.00%.............................................        1,529      1,758,063
                    Intermedia Communications, Inc. Series B 13.50%(4)....................        1,216      1,447,040
                    Intermedia Communications, Inc. 7.00%(3)*.............................       40,000        990,000
                    IXC Communications, Inc. 12.50%*(4)...................................          250        286,250
                    NTL, Inc. Series B 13.00%.............................................        1,000      1,146,250
                                                                                                          -------------
                                                                                                             5,627,603
                                                                                                          -------------
                    MATERIALS -- 0.7%
                    Forest Products -- 0.7%
                    SDW Holdings Corp. 15.00%(3)*.........................................       37,000      1,382,875
                                                                                                          -------------
                    TOTAL PREFERRED STOCK (cost $17,262,218)..............................                  18,092,728
                                                                                                          -------------
                    WARRANTS -- 0.4%+
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.1%
                    Retail -- 0.1%
                    Electronic Retailing Systems International, Inc. 2/01/04*.............        1,500         90,000
                                                                                                          -------------
                    INDUSTRIAL & COMMERCIAL -- 0.0%
                    Multi-Industry -- 0.0%
                    Golden Ocean Group Ltd. 8/31/01.......................................        2,500             25
                                                                                                          -------------

---------------------

                    WARRANTS (continued)                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Benedek Communications Corp. 7/01/07..................................       12,500   $     18,750

                    Cable -- 0.0%
                    Australis Holdings Property Ltd. 10/30/01*............................        1,750              0
                    United International Holdings, Inc. 11/15/99(3).......................        1,750         13,125

                    Gaming -- 0.0%
                    Fitzgerald South, Inc. 3/15/99*.......................................        2,000             20
                                                                                                          -------------
                                                                                                                31,895
                                                                                                          -------------
                    INFORMATION TECHNOLOGY -- 0.3%
                    Cellular -- 0.1%
                    Cellular Communications International, Inc. 8/15/03...................        2,000             20
                    Clearnet Communications, Inc. 9/15/05.................................        3,300         19,800
                    International Wireless Communications Holdings, Inc. 8/15/01(3)*......        1,250              0
                    Microcell Telecommunications 6/15/06*.................................        8,000        108,000
                    Microcell Telecommunications 6/15/06(3)...............................        8,000              0
                    Occidente Y Caribe Celular SA 3/15/04*................................        8,000              0

                    Telecommunications -- 0.2%
                    Colt Telecommunications Group PLC 3/31/98.............................        2,000             20
                    Hyperion Telecommunications, Inc. 4/01/01*............................        3,000        179,997
                    Intermedia Communications, Inc. 6/01/00(3)*...........................        2,500        187,500
                    Ionica PLC 8/15/06....................................................        1,000        100,000
                                                                                                          -------------
                                                                                                               595,337
                                                                                                          -------------
                    UTILITIES -- 0.0%
                    Telephone -- 0.0%
                    Primus Telecommunications Group 8/01/04(3)............................        1,000         10,000
                                                                                                          -------------
                    TOTAL WARRANTS (cost $685,723)........................................                     727,257
                                                                                                          -------------
                    TOTAL INVESTMENT SECURITIES (cost $184,561,890).......................                 186,227,046
                                                                                                          -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 5.9%                                              AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.9%
                    Joint Repurchase Agreement Account (Note 3) (cost $11,659,000)........  $11,659,000     11,659,000
                                                                                                          -------------
                    TOTAL INVESTMENTS --
                      (cost $196,220,890)                                            101.1%                197,886,046
                    Liabilities in excess of other assets --                          (1.1)                 (2,247,040)
                                                                                    ------                -------------
                    NET ASSETS --                                                    100.0%               $195,639,006
                                                                                    ======                =============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (3) Fair valued security; see Note 2
              (4) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash
              (5) Variable rate security; rate as of November 30, 1997
              (6) Bond in default

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                             PRINCIPAL
                                         BONDS & NOTES -- 94.1%                               AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 1.2%
                    Retail -- 1.2%
                    Kmart Corp. 7.75% 2012...........................................       $   150,000       $     144,737
                    Kmart Corp. 8.38% 2022...........................................           135,000             132,300
                    Southland Corp. 5.00% 2003.......................................         1,445,000           1,246,313
                                                                                                               ------------
                                                                                                                  1,523,350
                                                                                                               ------------
                    CONSUMER STAPLES -- 1.2%
                    Food, Beverage & Tobacco -- 0.8%
                    Ameriserve Food Distribution, Inc. 8.88% 2006*...................           300,000             300,000
                    Ameriserve Food Distribution, Inc. 10.13% 2007*..................           135,000             140,400
                    Fleming Cos., Inc. 10.50% 2004*..................................           365,000             385,075
                    Fleming Cos., Inc. 10.63% 2007*..................................           120,000             126,900

                    Household Products -- 0.4%
                    Revlon Worldwide Parent Corp. zero coupon 2001...................           685,000             474,362
                                                                                                               ------------
                                                                                                                  1,426,737
                                                                                                               ------------
                    ENERGY -- 1.0%
                    Energy Services -- 0.2%
                    EES Coke Battery, Inc. 9.38% 2007*...............................           175,000             183,591

                    Energy Sources -- 0.8%
                    Nuevo Energy Co. 9.50% 2006......................................           375,000             398,438
                    Synder Oil Corp. 8.75% 2007......................................           490,000             494,900
                    Transamerican Energy Corp. zero coupon 2002(2)*..................           175,000             142,188
                                                                                                               ------------
                                                                                                                  1,219,117
                                                                                                               ------------
                    FINANCE -- 9.3%
                    Banks -- 3.5%
                    Export Credit Bank of Turkey 9.00% 2000..........................         1,750,000           1,666,875
                    SBC Agro Finance Bank 10.25% 2000................................         2,400,000           1,968,000
                    Western Financial Savings Bank 8.88% 2007........................           735,000             703,763

                    Financial Services -- 5.8%
                    Alps Series 96-1, Class D 12.72% 2006*...........................           149,588             161,313
                    California FM Lease Trust 8.50% 2017*............................           244,664             258,120
                    Criimi Mae, Inc. 9.13% 2002......................................           300,000             300,375
                    Dillon Read Structured Finance Corp. Series 1993 Class A 6.66%
                      2010...........................................................            90,902              82,670
                    Dillon Read Structured Finance Corp. Series 1994 Class A 7.60%
                      2007...........................................................           273,484             267,361
                    Dillon Read Structured Finance Corp. Series 1994 Class A 8.38%
                      2015...........................................................           625,000             611,913
                    FMAC Loan Receivables Trust Class C 7.93% 2018*..................           147,489             130,787
                    Fox/Liberty Networks LLC 8.88% 2007..............................           160,000             159,200
                    Fox/Liberty Networks LLC zero coupon 2007........................         2,300,000           1,443,250
                    Long Beach Acceptance Auto Grantor Trust Series 1997-1 Class B
                      14.22% 2003....................................................           500,000             499,760
                    Navistar Financial Corp. 9.00% 2002..............................           105,000             108,675
                    OHA Auto Grantor Trust 11.00% 2004*..............................         1,000,000           1,001,559
                    Securitized Multiple Asset Series 1997-5 Class A1 7.72% 2005*....           543,661             544,665
                    Unexim International Finance Bank 9.88% 2000*....................         2,100,000           1,701,000
                                                                                                               ------------
                                                                                                                 11,609,286
                                                                                                               ------------

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 2.8%
                    Health Services -- 2.6%
                    Integrated Health Services, Inc. 9.50% 2007*.....................       $ 1,095,000       $   1,105,950
                    Tenet Healthcare Corp. 8.63% 2007................................           745,000             761,762
                    Vencor, Inc. 8.63% 2007*.........................................         1,395,000           1,374,075

                    Medical Products -- 0.2%
                    Kinetic Concepts, Inc. 9.63% 2007*...............................           300,000             302,250
                                                                                                               ------------
                                                                                                                  3,544,037
                                                                                                               ------------
                    INDUSTRIAL & COMMERCIAL -- 3.3%
                    Aerospace & Military Technology -- 0.3%
                    Jet Equipment Trust 11.79% 2013*.................................           300,000             399,117

                    Business Services -- 0.6%
                    Norcal Waste Systems, Inc. 13.50% 2005(1)........................           615,000             707,250

                    Electrical Equipment -- 2.4%
                    CSN Iron SA 9.13% 2007...........................................         2,100,000           1,800,750
                    Horseshoe Gaming LLC 9.38% 2007..................................         1,220,000           1,262,700
                                                                                                               ------------
                                                                                                                  4,169,817
                                                                                                               ------------
                    INFORMATION & ENTERTAINMENT -- 8.9%
                    Broadcasting & Media -- 5.5%
                    Big Flower Press Holdings, Inc. 8.88% 2007.......................           500,000             505,000
                    Grupo Televisa SA de CV zero coupon 2008(2)......................           950,000             722,000
                    Nextel Communications, Inc. zero coupon 2004(2)..................           955,000             823,688
                    Outdoor Systems Inc., 8.88% 2007.................................           750,000             774,375
                    Paramount Communications, Inc. 8.25% 2022........................         1,375,000           1,377,626
                    RCN Corp. zero coupon 2007(2)*...................................           900,000             520,875
                    Sinclair Broadcast Group, Inc. 9.00% 2007........................           840,000             844,200
                    TCI Satellite Entertainment, Inc. zero coupon 2007(2)*...........         1,250,000             787,500
                    Telesystem International Wireless, Inc. zero coupon 2007(2)*.....         1,000,000             542,500

                    Cable -- 1.1%
                    Cablevision Systems Corp. 9.88% 2006.............................           525,000             569,625
                    Rogers Cablesystems Ltd. 10.13% 2012.............................           425,000             459,000
                    Rogers Cablesystems Ltd. Series B 10.00% 2005....................           295,000             323,025

                    Gaming -- 0.9%
                    Grand Casino, Inc. 10.13% 2003...................................           680,000             722,500
                    Station Casinos, Inc. 9.75% 2007*................................           400,000             403,000

                    Leisure & Tourism -- 1.4%
                    Host Marriott Corp. Acquisition Properties, Inc. Class B 9.00%
                      2007...........................................................           555,000             571,650
                    Host Marriott Travel Plazas Class B 9.50% 2005...................           680,000             717,400
                    Huntsman Corp. 9.09% 1998(1)*....................................           440,000             460,900
                                                                                                               ------------
                                                                                                                 11,124,864
                                                                                                               ------------
                    INFORMATION TECHNOLOGY -- 10.7%
                    Cellular -- 2.0%
                    Comcast Cellular Holdings, Inc. 9.50% 2007*......................         1,035,000           1,078,988
                    Rogers Cantel, Inc. 8.30% 2007...................................         1,195,000           1,196,494
                    Rogers Communications, Inc. 8.88% 2007...........................            75,000              75,562
                    Rogers Communications, Inc. 9.13% 2006...........................            90,000              91,350

                    Electronics -- 1.0%
                    Advanced Micro Devices, Inc. 11.00% 2003.........................         1,140,000           1,225,500

                                                           ---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Telecommunications -- 7.7%
                    Brooks Fiber Properties, Inc. zero coupon 2006(2)................       $   475,000       $     390,094
                    Brooks Fiber Properties, Inc. 11.88% 2006(1)*....................           650,000             515,125
                    CIA International de Telecommunicaciones 10.38% 2004.............         5,000,000           4,250,000
                    Comcast Corp. 1.13% 2007.........................................           415,000             267,675
                    Consorcio Ecuatoriano de Telecomunicaciones 14.00% 2002..........         1,600,000           1,600,000
                    Dial Callable Communications, Inc. zero coupon 2004(2)...........           600,000             570,000
                    Hermes Europe Railtel BV 11.50% 2007.............................            90,000              97,875
                    Intermedia Communications, Inc. zero coupon 2007(2)..............           400,000             274,000
                    IXC Communications, Inc. 12.50% 2005.............................           425,000             484,500
                    Lenfest Communications, Inc. 8.38% 2005..........................           165,000             165,412
                    Qwest Communications International, Inc. 10.88% 2007.............           200,000             225,000
                    Teleport Communications Group zero coupon 2007(2)................         1,070,000             847,975
                                                                                                               ------------
                                                                                                                 13,355,550
                                                                                                               ------------
                    MATERIALS -- 2.3%
                    Chemicals -- 0.9%
                    ISP Holdings, Inc. Class B 9.00% 2003............................         1,090,000           1,130,875

                    Forest Products -- 0.2%
                    S.D. Warren Co. 12.00% 2004......................................           265,000             296,800

                    Metals & Minerals -- 1.2%
                    Acindar Industria Argentina de Aceros SA 11.66% due 1998.........         1,500,000           1,507,500
                                                                                                               ------------
                                                                                                                  2,935,175
                                                                                                               ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 46.6%
                    Foreign Government -- 46.6%
                    Brazil Credit Linked Note zero coupon 1999(2)....................         4,000,000           3,320,000
                    Federal Republic of Brazil 4.50% 2014(1).........................        11,815,850           8,861,888
                    Federal Repuplic of Brazil 10.13% 2027...........................         1,460,000           1,287,720
                    Ivory Coast Floating Rate Interest Reduction Bond 2.00%
                      2049(1)*.......................................................         2,400,000             792,000
                    Jamaica Government Bonds 9.63% 2002..............................         1,000,000             945,000
                    Jamaica Government Bonds 12.00% 1999.............................         2,000,000           2,020,000
                    Republic of Argentina 6.69% 2005(1)..............................         2,112,000           1,869,120
                    Repuplic of Argentina 9.75% 2027.................................         1,100,000           1,013,100
                    Republic of Argentina 11.75% 2007*...............................         3,500,000           3,255,000
                    Republic of Bulgaria 2.25% 2012(1)...............................         6,000,000           3,547,500
                    Republic of Bulgaria 6.69% 2011(1)...............................         5,500,000           3,867,188
                    Republic of Ecuador 6.69% 2015(3)(1).............................         4,374,240           2,706,561
                    Republic of Ecuador 6.69% 2015(1)................................         2,460,510           1,522,440
                    Republic of Panama 8.88% 2027....................................           650,000             598,000
                    Republic of Peru 3.25% 2017(1)*..................................         4,300,000           2,451,000
                    Republic of Venezuela 6.75% 2007(1)..............................         5,000,000           4,412,500
                    Republic of Venezuela 9.25% 2027(1)..............................         5,000,000           4,395,000
                    Russia Federation Ministry Finance 3.00% 2003 GDR*...............         1,200,000             747,000
                    Russia Principal Notes zero coupon 1999(3).......................         7,600,000           4,332,000
                    United Mexican States 6.25% 2019.................................         3,750,000           3,039,375
                    United Mexican States 11.38% 2016................................         3,000,000           3,390,000
                                                                                                               ------------
                                                                                                                 58,372,392
                                                                                                               ------------
                    UTILITIES -- 1.9%
                    Electric Utilities -- 1.7%
                    AES Corp. 8.50% 2007*............................................           490,000             485,101
                    Midland Cogeneration 10.33% 2002.................................           260,301             284,181
                    Midland Funding Corp. 11.75% 2005................................            40,000              47,821
                    Mosenergo Finance BV 8.38% 2002*.................................         1,550,000           1,333,000

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 0.2%
                    Teligent, Inc. 11.50% 2007.......................................       $   250,000       $     250,000
                                                                                                               ------------
                                                                                                                  2,400,103
                                                                                                               ------------
                    LOAN AGREEMENT -- 4.9%
                    Loan Agreement -- 4.9%
                    Columbia Hercules 1991 Integrated Loan 7.00% 1997................         1,350,000           1,269,000
                    Gabon Loans 6.69% 2004...........................................         2,785,714           2,312,143
                    Ivory Coast Caisse Autonome zero coupon+.........................    DEM  1,445,000             340,048
                    Morocco Restructing & Consolidating Agreement 5.84% 1998(1)......         2,000,000           1,680,000
                    Russian Bank of Foreign Economic Affairs loan zero coupon+.......           600,000             512,400
                                                                                                               ------------
                                                                                                                  6,113,591
                                                                                                               ------------
                    TOTAL BONDS & NOTES (cost $119,967,539)..........................                           117,794,019
                                                                                                               ------------


                                          COMMON STOCK -- 0.0%                                SHARES
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Nextel Communications, Inc., Class A+ (cost $35,613).............             2,207              55,727
                                                                                                               ------------
                                         PREFERRED STOCK -- 1.5%
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.5%
                    Broadcasting & Media -- 1.5%
                    Time Warner, Inc. Series M 10.25% (cost $1,874,714)..............             1,670           1,907,975
                                                                                                               ------------
                    TOTAL INVESTMENT SECURITIES (cost $121,877,866)..................                           119,757,721
                                                                                                               ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                      REPURCHASE AGREEMENT -- 6.5%                            AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 6.5%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.00% dated 11/28/97, to be repurchased 12/01/97 in the amount of $8,100,374 and collateralized by $8,155,000 U.S. Treasury
                      Notes 6.35% due 4/30/99 approximate aggregate value $8,266,568
                      (cost $8,097,000)..............................................       $ 8,097,000       $   8,097,000
                                                                                                             ---------------
                    TOTAL INVESTMENTS --
                      (cost $129,974,866)                                       102.1%                          127,854,721
                    Liabilities in excess of other assets --                     (2.1)                           (2,630,400)
                                                                               ------                        --------------
                    NET ASSETS --                                               100.0%                        $ 125,224,321
                                                                               ======                        ==============

              -----------------------------
               +  Non-income producing security

               *  Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of November 30, 1997

              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (3) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              DEM -- Deutsche Mark               GDR -- Global Depository
              Receipt

              Allocation of investments as a percentage of net assets by country as of November 30, 1997:

                     United States............................................................    36.5%
                     Brazil...................................................................    10.8
                     Argentina................................................................     9.5
                     Venezuela................................................................     7.0
                     Russia...................................................................     6.6
                     Bulgaria.................................................................     5.9
                     Mexico...................................................................     5.7
                     Ecuador..................................................................     4.7
                     Jamaica..................................................................     2.4
                     Peru.....................................................................     2.0
                     Panama...................................................................     1.9
                     Netherlands..............................................................     1.9
                     Gabon....................................................................     1.9
                     Canada...................................................................     1.8
                     Morocco..................................................................     1.3
                     Turkey...................................................................     1.3
                     Ivory Coast..............................................................     0.9
                                                                                                 -----
                                                                                                 102.1%
                                                                                                 ======

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 67.9%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 4.0%
                    Apparel & Textiles -- 0.8%
                    Gap, Inc...............................................................        7,000    $   375,813

                    Housing -- 0.9%
                    Home Depot, Inc........................................................        7,500        419,531

                    Retail -- 2.3%
                    CVS Corp...............................................................        4,000        265,500
                    Republic Industries, Inc.+.............................................        5,000        130,312
                    Wal-Mart Stores, Inc...................................................       10,000        399,375
                    Woolworth Corp.+.......................................................       10,000        216,250
                                                                                                            -------------
                                                                                                              1,806,781
                                                                                                            -------------
                    CONSUMER STAPLES -- 2.1%
                    Food, Beverage & Tobacco -- 1.4%
                    PepsiCo, Inc...........................................................        5,000        184,375
                    Philip Morris Cos., Inc................................................       10,000        435,000

                    Household Products -- 0.7%
                    Procter & Gamble Co....................................................        4,000        305,250
                                                                                                            -------------
                                                                                                                924,625
                                                                                                            -------------
                    ENERGY -- 6.3%
                    Energy Services -- 2.1%
                    ENSCO International, Inc...............................................        6,000        214,500
                    Halliburton Co.........................................................        6,000        323,625
                    Schlumberger Ltd.......................................................        5,000        411,563

                    Energy Sources -- 4.2%
                    Baker Hughes, Inc......................................................        6,000        251,250
                    Chevron Corp...........................................................        5,000        400,937
                    Mobil Corp.............................................................        4,000        287,750
                    Noble Affiliates, Inc..................................................        5,000        185,625
                    Royal Dutch Petroleum Co. ADR..........................................        4,000        210,750
                    Seagull Energy Corp.+..................................................       10,000        228,125
                    Texaco, Inc............................................................        5,000        282,500
                                                                                                            -------------
                                                                                                              2,796,625
                                                                                                            -------------
                    FINANCE -- 20.3%
                    Banks -- 10.4%
                    Ahmanson (H.F.) & Co...................................................        5,000        297,500
                    Banc One Corp..........................................................        5,000        256,875
                    BankAmerica Corp.......................................................        5,000        365,000
                    BankBoston Corp........................................................        5,000        445,625
                    Barnett Banks, Inc.....................................................        3,500        246,312
                    Chase Manhattan Corp...................................................        4,000        434,500
                    Citicorp...............................................................        2,000        239,875
                    First Union Corp.......................................................        6,000        292,500
                    Fleet Financial Group, Inc.............................................        3,000        198,187
                    Hibernia Corp., Class A................................................       20,000        362,500
                    Mellon Bank Corp.......................................................        3,000        170,063
                    Summit Bancorp.........................................................       15,000        699,375
                    Wells Fargo & Co.......................................................        2,000        614,500

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 7.6%
                    American Express Co....................................................        7,000    $   552,125
                    Beneficial Corp........................................................        3,000        232,875
                    C.I.T Group, Inc. Class A..............................................        7,000        212,625
                    Donaldson, Lufkin & Jenrette, Inc......................................        4,000        291,500
                    Household International, Inc...........................................        2,000        252,000
                    Lehman Brothers Holdings, Inc..........................................        5,000        252,813
                    Morgan Stanley, Dean Witter, Discover & Co.............................        5,000        271,563
                    Providian Financial Corp...............................................        7,000        308,437
                    ReliaStar Financial Corp...............................................        9,300        344,100
                    Transamerica Corp......................................................        2,000        217,125
                    Travelers Group, Inc...................................................        9,000        454,500

                    Insurance -- 2.3%
                    Allstate Corp..........................................................        5,000        429,375
                    Conseco, Inc...........................................................        8,000        372,500
                    St. Paul Co., Inc......................................................        3,000        240,000
                                                                                                            -------------
                                                                                                              9,054,350
                                                                                                            -------------
                    HEALTHCARE -- 10.0%
                    Drugs -- 7.9%
                    Amgen, Inc.+...........................................................        4,000        204,500
                    Biogen, Inc.+..........................................................        3,000        105,000
                    Bristol-Myers Squibb Co................................................        5,000        468,125
                    IDEC Pharmaceuticals Corp.+............................................       19,500        681,281
                    Lilly (Eli) & Co.......................................................        6,000        378,375
                    Merck & Co., Inc.......................................................        4,000        378,250
                    Pfizer, Inc............................................................        7,000        509,250
                    Schering-Plough Corp...................................................        6,000        376,125
                    Warner-Lambert Co......................................................        3,000        419,625

                    Health Services -- 0.2%
                    Chiron Corp.+..........................................................        6,000        109,125

                    Medical Products -- 1.9%
                    Johnson & Johnson......................................................        5,000        314,687
                    Neurex Corp.+..........................................................       10,000        156,250
                    Novartis AG ADR........................................................        3,000        239,674
                    US Surgical Corp.......................................................        5,000        131,875
                                                                                                            -------------
                                                                                                              4,472,142
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 4.1%
                    Aerospace & Military Technology -- 1.5%
                    AlliedSignal, Inc......................................................        3,000        111,375
                    Boeing Co..............................................................        6,000        318,750
                    United Technologies Corp...............................................        3,400        254,787

                    Electrical Equipment -- 1.9%
                    General Electric Co....................................................        6,000        442,500
                    Westinghouse Electric Corp.............................................       13,000        390,000

                    Machinery -- 0.3%
                    Deere & Co.............................................................        2,000        109,625

                    Transportation -- 0.4%
                    Burlington Northern Santa Fe...........................................        2,000        183,000
                                                                                                            -------------
                                                                                                              1,810,037
                                                                                                            -------------

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 2.4%
                    Broadcasting & Media -- 1.0%
                    AirTouch Communications, Inc.+.........................................        8,000    $   314,000
                    Teligent, Inc..........................................................        5,000        128,125

                    Leisure & Tourism -- 1.4%
                    Carnival Corp., Class A................................................        5,000        270,313
                    HFS, Inc.+.............................................................        5,000        343,125
                                                                                                            -------------
                                                                                                              1,055,563
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 10.9%
                    Communication Equipment -- 2.3%
                    Nokia Corp., Class A ADR...............................................        3,000        249,375
                    Northern Telecom Ltd...................................................        5,000        449,062
                    Tellabs, Inc.+.........................................................        6,000        312,000

                    Computers & Business Equipment -- 2.5%
                    Compaq Computer Corp...................................................        3,000        187,313
                    Dell Computer Corp.+...................................................        3,000        252,562
                    Hewlett-Packard Co.....................................................        4,000        244,250
                    International Business Machines Corp...................................        4,000        438,250

                    Electronics -- 2.5%
                    Intel Corp.............................................................        5,000        388,125
                    Motorola, Inc..........................................................        7,000        440,125
                    Texas Instruments, Inc.................................................        6,000        295,500

                    Software -- 1.2%
                    Cisco Systems, Inc.+...................................................        3,000        258,750
                    Microsoft Corp.+.......................................................        2,000        283,000

                    Telecommunications -- 2.4%
                    Lucent Technologies, Inc...............................................       10,000        801,250
                    Teleport Communications Group Inc., Class A+...........................        5,000        245,000
                                                                                                            -------------
                                                                                                              4,844,562
                                                                                                            -------------
                    MATERIALS -- 1.9%
                    Chemicals -- 0.7%
                    du Pont (E.I.) de Nemours & Co.........................................        5,000        302,813

                    Forest Products -- 0.9%
                    Champion International Corp............................................        8,000        428,500

                    Metals & Minerals -- 0.3%
                    Aluminum Co. of America................................................        2,000        134,500
                                                                                                            -------------
                                                                                                                865,813
                                                                                                            -------------
                    REAL ESTATE -- 0.7%
                    Real Estate Companies -- 0.3%
                    Security Capital Group, Inc., Class B+.................................        5,000        160,625

                    Real Estate Investment Trusts -- 0.4%
                    Equity Office Properties Trust.........................................        5,000        162,188
                                                                                                            -------------
                                                                                                                322,813
                                                                                                            -------------
                    UTILITIES -- 5.2%
                    Electric Utilities -- 0.5%
                    CalEnergy Co., Inc.+...................................................        7,000        232,750

                    Gas & Pipeline Utilities -- 1.0%
                    Enron Corp.............................................................       10,000        387,500
                    TransCoastal Marine Services, Inc.+....................................        2,000         39,000

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 3.7%
                    AT&T Corp..............................................................       22,000    $ 1,229,250
                    Bell Atlantic Corp.....................................................        5,000        446,250
                                                                                                            -----------
                                                                                                              2,334,750
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $27,039,307)..................................                  30,288,061
                                                                                                            -----------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 26.6%                              AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.7%
                    Automotive -- 1.7%
                    Chrysler Corp. 7.45% 2027..............................................   $  750,000        792,578
                                                                                                            -----------
                    FINANCE -- 2.3%
                    Financial Services -- 2.3%
                    Morgan Stanley Group, Inc. 6.88% 2007..................................    1,000,000      1,015,970
                                                                                                            -----------
                    INFORMATION TECHNOLOGY -- 2.2%
                    Electronics -- 2.2%
                    Texas Instruments, Inc. 6.13% 2006.....................................    1,000,000        972,930
                                                                                                            -----------
                    U.S. GOVERNMENT -- 20.4%
                    U.S. Treasury Bonds & Notes -- 20.4%
                    United States Treasury Bonds 6.63% 2027................................    1,150,000      1,231,396
                    United States Treasury Notes 6.00% 2000................................    1,000,000      1,004,690
                    United States Treasury Notes 6.13% 2007................................    3,500,000      3,567,270
                    United States Treasury Notes 6.25% 2002................................    2,250,000      2,283,750
                    United States Treasury Notes 6.38% 2000................................    1,000,000      1,012,810
                                                                                                            -----------
                                                                                                              9,099,916
                                                                                                            -----------
                    TOTAL BONDS & NOTES (cost $11,565,014).................................                  11,881,394
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $38,604,321).........................                  42,169,455
                                                                                                            -----------

                                                        REPURCHASE AGREEMENT -- 5.3%
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.3%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $2,364,000)....................................................    2,364,000      2,364,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $40,968,321)                                              99.8%                  44,533,455
                    Other assets less liabilities --                                   0.2                       87,701
                                                                                     -----                  -----------
                    NET ASSETS --                                                    100.0%                 $44,621,156
                                                                                     =====                  ===========

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 56.2%                             SHARES           VALUE

                    ----------------------------------------------------------------------------------------------------


                    CONSUMER DISCRETIONARY -- 4.6%
                    Housing -- 0.9%
                    Home Depot, Inc......................................................        14,900    $    833,469

                    Retail -- 3.7%
                    Borders Group, Inc.+.................................................        13,100         374,169
                    CVS Corp.............................................................        15,200       1,008,900
                    Rite Aid Corp........................................................        15,900       1,045,425
                    Safeway, Inc.+.......................................................        19,300       1,172,475
                                                                                                            -----------
                                                                                                              4,434,438
                                                                                                            -----------
                    CONSUMER STAPLES -- 3.9%
                    Food, Beverage & Tobacco -- 1.5%
                    Philip Morris Cos., Inc..............................................        33,800       1,470,300

                    Household Products -- 2.4%
                    Colgate-Palmolive Co.................................................         8,700         581,269
                    Gillette Co..........................................................        12,400       1,144,675
                    Sunbeam Corp.........................................................        12,200         537,562
                                                                                                            -----------
                                                                                                              3,733,806
                                                                                                            -----------
                    ENERGY -- 7.2%
                    Energy Services -- 4.9%
                    BJ Services Co.+.....................................................         6,600         473,962
                    Cooper Cameron Corp.+................................................         3,700         225,469
                    Diamond Offshore Drilling, Inc.......................................         8,900         443,888
                    Halliburton Co.......................................................        16,500         889,969
                    Nabors Industries, Inc.+.............................................         9,300         326,081
                    Noble Drilling Corp.+................................................         7,800         234,488
                    Rowan Cos., Inc.+....................................................         7,000         238,000
                    Santa Fe International Corp.+........................................         7,500         314,531
                    Schlumberger Ltd.....................................................        12,500       1,028,906
                    Transocean Offshore, Inc.............................................        10,100         479,119

                    Energy Sources -- 2.3%
                    Elf Aquitaine SA ADR.................................................        13,400         767,150
                    Tosco Corp...........................................................        26,700         869,419
                    YPF Sociedad Anonima, Class D ADR....................................        16,900         567,206
                                                                                                            -----------
                                                                                                              6,858,188
                                                                                                            -----------
                    FINANCE -- 9.9%
                    Banks -- 4.8%
                    AmSouth Bancorp......................................................         3,400         177,013
                    Banco Rio de La Plata SA, Class B ADR+...............................        18,000         226,125
                    BankAmerica Corp.....................................................         9,600         700,800
                    BankBoston Corp......................................................         9,700         864,512
                    Citicorp.............................................................         3,600         431,775
                    Fleet Financial Group, Inc...........................................           600          39,638
                    Mellon Bank Corp.....................................................        20,000       1,133,750
                    NationsBank Corp.....................................................        17,400       1,045,087

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 3.7%
                    American Express Co..................................................         2,500    $    197,188
                    Compass Bancshares, Inc..............................................         2,500         100,000
                    Franklin Resources, Inc..............................................         1,100          98,863
                    Merrill Lynch & Co., Inc.............................................        13,000         912,437
                    Price (T. Rowe) Associates, Inc......................................         8,150         529,750
                    Travelers Group, Inc.................................................        21,750       1,098,375
                    Washington Mutual Inc................................................         8,400         580,650

                    Insurance -- 1.4%
                    Allstate Corp........................................................        12,000       1,030,500
                    Hartford Financial Services Group, Inc...............................         3,600         301,500
                                                                                                            -----------
                                                                                                              9,467,963
                                                                                                            -----------
                    HEALTHCARE -- 9.3%
                    Drugs -- 6.7%
                    Bristol-Myers Squibb Co..............................................         9,400         880,075
                    Cardinal Health, Inc.................................................        11,300         855,975
                    Elan Corp. PLC ADR+..................................................         5,700         300,675
                    Lilly (Eli) & Co.....................................................        12,700         800,894
                    Pfizer, Inc..........................................................        27,000       1,964,250
                    Warner-Lambert Co....................................................         8,100       1,132,987
                    Watson Pharmaceuticals, Inc.+........................................        16,900         502,775

                    Health Services -- 0.6%
                    HEALTHSOUTH Corp.+...................................................        21,400         561,750

                    Medical Products -- 2.0%
                    Centocor, Inc.+......................................................         9,600         417,600
                    Guidant Corp.........................................................        14,300         918,775
                    Medtronic, Inc.......................................................        12,600         601,650
                                                                                                            -----------
                                                                                                              8,937,406
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL -- 3.2%
                    Electrical Equipment -- 1.2%
                    General Electric Co..................................................        16,300       1,202,125

                    Machinery -- 0.6%
                    Deere & Co...........................................................        10,400         570,050

                    Multi-Industry -- 1.2%
                    Tyco International Ltd...............................................        29,000       1,138,250

                    Transportation -- 0.2%
                    Federal Express Corp.+...............................................         2,700         181,069
                                                                                                            -----------
                                                                                                              3,091,494
                                                                                                            -----------
                    INFORMATION & ENTERTAINMENT -- 2.6%
                    Broadcasting & Media -- 2.6%
                    AirTouch Communications, Inc.+.......................................        35,600       1,397,300
                    Chancellor Media Corp.+..............................................         3,700         222,231
                    Liberty Media Group Corp. Class A+...................................        24,900         840,375
                                                                                                            -----------
                                                                                                              2,459,906
                                                                                                            -----------
                    INFORMATION TECHNOLOGY -- 13.7%
                    Communication Equipment -- 0.8%
                    CIENA Corp.+.........................................................        14,900         804,600

                    Computers & Business Equipment -- 4.7%
                    EMC Corp.+...........................................................        28,800         873,000
                    International Business Machines Corp.................................        28,000       3,067,750
                    Staples, Inc.+.......................................................        21,300         600,394

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 4.3%
                    Adaptec, Inc.+.......................................................        16,900    $    836,550
                    Linear Technology Corp...............................................         4,200         270,375
                    National Semiconductor Corp.+........................................        23,500         778,437
                    Philips Electronics NV ADR...........................................        24,200       1,621,400
                    Texas Instruments, Inc...............................................        12,000         591,000

                    Software -- 3.2%
                    BMC Software, Inc.+..................................................         9,000         583,875
                    Cisco Systems, Inc.+.................................................         8,500         733,125
                    Compuware Corp.+.....................................................        17,700         618,394
                    HBO & Co.+...........................................................        19,100         857,112
                    J.D. Edwards & Co.+..................................................         2,000          68,500
                    Yahoo!, Inc.+........................................................         3,100         158,488

                    Telecommunications -- 0.7%
                    Lucent Technologies, Inc.............................................         8,100         649,012
                                                                                                            -----------
                                                                                                             13,112,012
                                                                                                            -----------
                    MATERIALS -- 0.3%
                    Chemicals -- 0.3%
                    Solutia, Inc.........................................................        12,500         285,156
                                                                                                            -----------
                    UTILITIES -- 1.5%
                    Telephone -- 1.5%
                    AT&T Corp............................................................        25,900       1,447,163
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $49,744,386)................................                    53,827,532
                                                                                                            -----------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 32.7%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 4.4%
                    Financial Services -- 4.4%
                    Aesop Funding II LLC 6.40% 2003*.....................................   $   600,000         600,096
                    CS First Boston Mortgage Securities Corp. 7.18% 2027(1)..............       300,000         303,000
                    DLJ Mortgage Acceptance Corp. 7.58% 2028*............................       100,000         106,063
                    Federal National Mortgage Association Remic Trust 6.85% 2020.........       700,000         711,375
                    First Union-Lehman Brothers Commercial Mortgage Trust 7.43% 2029.....       140,000         146,650
                    Fleetwood Credit Grantor Trust 6.90% 2012............................        74,058          74,834
                    GE Capital Mortgage Services, Inc. 7.25% 2026........................       296,041         300,166
                    Green Tree Financial Corp. 7.40% 2027................................       125,000         128,926
                    Green Tree Financial Corp. 7.60% 2027................................       125,000         129,668
                    Nationslink Funding Corp. 7.69% 2005.................................       250,000         264,102
                    Residential Asset Securitization Trust 8.00% 2026....................       205,594         212,179
                    Residential Funding Mortgage Securities 6.75% 2011...................       279,930         282,336
                    Residential Funding Mortgage Securities 7.10% 2026...................       200,000         202,622
                    Residential Funding Mortgage Securities 7.25% 2026...................       295,391         297,976
                    Structured Asset Securities Corp. 6.95% 2007.........................       140,000         142,625
                    Structured Asset Securities Corp. 7.00% 2026.........................       300,000         300,562
                                                                                                            -----------
                                                                                                              4,203,180
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL -- 0.4%
                    Electrical Equipment -- 0.4%
                    Capital Equipment Resolution 6.45% 2002..............................       360,000         358,987
                                                                                                            -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.4%
                    Forest Products -- 0.4%
                    Buckeye Cellulose Corp. 8.50% 2005...................................   $   300,000    $    304,500
                    Buckeye Cellulose Corp. 9.25% 2008...................................       100,000         105,500
                                                                                                            -----------
                                                                                                                410,000
                                                                                                            -----------
                    MUNICIPAL BONDS -- 2.6%
                    Municipal Bonds -- 2.6%
                    California State Department Water Resources 5.00% 2029...............       190,000         182,390
                    Florida State Department of Transportation 5.00% 2027................       230,000         219,740
                    Houston Texas Water & Sewer Systems Revenue 5.00% 2025...............       290,000         277,785
                    Kern County California Pension Obligation 7.26% 2014.................       220,000         231,563
                    Long Beach California Pension Obligation 6.87% 2006..................        30,000          31,093
                    Massachusetts State Water Resources Authority 5.00% 2024.............       230,000         220,506
                    Miami Beach Florida Special Obligation 8.60% 2021....................       430,000         473,714
                    Newport News 7.05% 2025..............................................       250,000         251,407
                    Orange County California Pension Obligation 7.62% 2008...............       160,000         172,791
                    San Bernardino County California Financing Authority 6.87% 2008......        15,000          15,491
                    San Bernardino County California Financing Authority 6.94% 2009......        35,000          36,329
                    University Miami Florida Exchange Revenue 7.65% 2020.................        80,000          82,907
                    Ventura County California Pension 6.54% 2005.........................        30,000          30,127
                    Washington State General Obligation Series 1997E 5.00% 2022..........       290,000         279,261
                                                                                                            -----------
                                                                                                              2,505,104
                                                                                                            -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.6%
                    Foreign Government -- 1.6%
                    Columbia Republic 7.63% 2007.........................................       300,000         281,042
                    Compania Sud Americana de Vapores SA 7.38% 2003......................        50,000          48,300
                    Federative Republic of Brazil 5.25% 2024(2)..........................       300,000         207,000
                    Federative Republic of Brazil 6.69% 2024(2)..........................       170,000         133,875
                    Republic of Argentina 5.50% 2023(2)..................................       475,000         337,250
                    Republic of Argentina 6.88% 2023(2)..................................       175,000         142,187
                    United Mexican States 6.25% 2019.....................................       225,000         179,016
                    United Mexican States 6.62% 2019.....................................       250,000         226,550
                                                                                                            -----------
                                                                                                              1,555,220
                                                                                                            -----------
                    U.S. GOVERNMENT AND AGENCIES -- 23.3%
                    U.S. Government & Agencies -- 23.3%
                    Government National Mortgage Association 6.50% 2023..................       251,489         248,190
                    Government National Mortgage Association 6.50% 2026..................       317,404         312,344
                    Government National Mortgage Association 6.50% 2026..................     3,243,779       3,192,073
                    United States Treasury Bonds 6.00% 2026..............................       210,000         206,686
                    United States Treasury Bonds 6.38% 2027..............................     2,045,000       2,126,473
                    United States Treasury Notes 5.75% 2000..............................       350,000         349,342
                    United States Treasury Notes 5.75% 2002..............................     4,860,000       4,844,059
                    United States Treasury Notes 6.00% 2000..............................     3,500,000       3,516,415
                    United States Treasury Notes 6.50% 2005..............................     1,450,000       1,501,881
                    United States Treasury Notes 6.50% 2006..............................     3,895,000       4,050,177
                    United States Treasury Notes 6.75% 2000..............................     1,200,000       1,224,936
                    United States Treasury Notes 6.88% 2000..............................       450,000         460,264
                    United States Treasury Notes 7.50% 2005..............................       200,000         218,532
                                                                                                            -----------
                                                                                                             22,251,372
                                                                                                            -----------
                    TOTAL BONDS & NOTES (cost $30,789,546)...............................                    31,283,863
                                                                                                            -----------

---------------------


                                                                                            PRINCIPAL
                                               RIGHTS -- 0.0%+                                AMOUNT             VALUE
                    ----------------------------------------------------------------------------------------------------


                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                    Foreign Government -- 0.0%
                    United Mexican States 6/30/03 (cost $0)..............................   $ 1,070,000    $          0
                                                                                                           -------------

                                              WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                    Foreign Government -- 0.0%
                    Republic of Venezuela 4/15/20........................................           535                0
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $80,533,932).......................                     85,111,395
                                                                                                           -------------

                                       SHORT-TERM SECURITIES -- 16.0%
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.5%
                    AT&T Corp., 5.47% due 12/1/97........................................     2,805,000       2,805,000
                    du Pont (E.I.) de Nemours & Co. 5.54% due 12/10/97...................       660,000         659,086
                    Enterprise Capital Funding Corp. 5.65% due 2/17/98...................       477,000         471,130
                    General Reinsurance Corp. 5.57% due 12/17/97.........................       844,000         841,911
                    Heinz (H.J.) Co. 5.52% due 12/11/97..................................       670,000         668,973
                    International Lease Finance Corp. 5.52% due 12/2/97..................     2,145,000       2,144,671
                    International Lease Finance Corp. 5.74% due 12/2/97..................       580,000         579,907
                    Koch Industries 5.53% due 12/1/97....................................       755,000         755,000
                    Sara Lee Corp. 5.54% due 12/11/97....................................     4,000,000       3,993,844
                                                                                                           -------------
                                                                                                             12,919,522
                                                                                                           -------------
                    FEDERAL AGENCY OBLIGATIONS -- 2.5%
                    Federal Home Loan Bank Consolidated Discount Note 5.60% due
                      12/1/97............................................................     2,400,000       2,400,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $15,319,553).......................                    15,319,522
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $95,853,485)                                           104.9%                   100,430,917
                    Liabilities in excess of other assets --                        (4.9)                    (4,709,881)
                                                                                   ------                  -------------
                    NET ASSETS --                                                  100.0%                  $ 95,721,036
                                                                                   ======                  ==============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1997

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO         INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                           COMMON STOCK -- 59.1%                             SHARES            VALUE

                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 7.3%
                    Apparel & Textiles -- 1.4%
                    Fruit of The Loom, Inc.+............................................       314,000     $  7,320,125

                    Automotive -- 3.3%
                    Ford Motor Co. .....................................................       207,000        8,901,000
                    Goodyear Tire & Rubber Co. .........................................       137,100        8,320,256

                    Housing -- 1.6%
                    Centex Corp. .......................................................        78,300        4,962,262
                    Lennar Corp. .......................................................       161,800        3,377,575

                    Retail -- 1.0%
                    Fleming Cos., Inc. .................................................       254,200        4,226,075
                    Sears, Roebuck & Co. ...............................................        28,200        1,291,913
                                                                                                           ------------
                                                                                                             38,399,206
                                                                                                           ------------
                    CONSUMER STAPLES -- 3.4%
                    Food, Beverage & Tobacco -- 1.9%
                    SUPERVALU, Inc. ....................................................       168,800        6,635,950
                    UST, Inc. ..........................................................       100,200        3,093,675

                    Household Products -- 1.5%
                    Sunbeam Corp. ......................................................       183,900        8,103,094
                                                                                                           ------------
                                                                                                             17,832,719
                                                                                                           ------------
                    ENERGY -- 3.1%
                    Energy Services -- 3.1%
                    Texaco, Inc. .......................................................        75,200        4,248,800
                    Tosco Corp. ........................................................       370,700       12,070,919
                                                                                                           ------------
                                                                                                             16,319,719
                                                                                                           ------------
                    FINANCE -- 15.1%
                    Banks -- 5.7%
                    Chase Manhattan Corp. ..............................................        71,200        7,734,100
                    Fleet Financial Group, Inc. ........................................       128,600        8,495,638
                    Republic New York Corp. ............................................        59,200        6,438,000
                    Wells Fargo & Co. ..................................................        23,700        7,281,825

                    Financial Services -- 2.9%
                    Capital One Financial Corp. ........................................        81,600        3,697,500
                    CNA Financial Corp.+................................................         5,700          698,250
                    Morgan Stanley, Dean Witter, Discover & Co. ........................       196,300       10,661,544

                    Insurance -- 6.5%
                    Aetna, Inc. ........................................................       144,300       10,876,612
                    CIGNA Corp. ........................................................        79,600       13,313,100
                    Loews Corp. ........................................................        73,800        7,832,025
                    USF & G Corp. ......................................................       123,600        2,495,175
                                                                                                           ------------
                                                                                                             79,523,769
                                                                                                           ------------
                    HEALTHCARE -- 3.5%
                    Health Services -- 3.5%
                    Foundation Health Systems, Inc.+....................................       233,000        6,538,562
                    Tenet Healthcare Corp.+.............................................       375,700       11,904,994
                                                                                                           ------------
                                                                                                             18,443,556
                                                                                                           ------------

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 7.2%
                    Aerospace & Military Technology -- 5.1%
                    Boeing Co. .........................................................        95,550     $  5,076,094
                    Lear Corp.+.........................................................       216,700       10,144,269
                    Lockheed Martin Corp................................................       118,500       11,561,156

                    Transportation -- 2.1%
                    AMR Corp.+..........................................................        50,400        6,107,850
                    CNF Transportation, Inc.............................................       114,600        4,985,100
                                                                                                           ------------
                                                                                                             37,874,469
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 2.9%
                    Leisure & Tourism -- 2.9%
                    Circus Circus Enterprises, Inc.+....................................       178,000        3,671,250
                    Continental Airlines, Inc., Class B+................................       182,700        8,324,269
                    Royal Caribbean Cruises Ltd. .......................................        76,000        3,648,000
                                                                                                           ------------
                                                                                                             15,643,519
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 6.2%
                    Communication Equipment -- 1.3%
                    Bay Networks, Inc.+.................................................       223,600        6,721,975

                    Computers & Business Equipment -- 2.8%
                    Quantum Corp.+......................................................       563,300       14,997,862

                    Electronics -- 2.1%
                    Avnet, Inc. ........................................................       163,100       10,805,375
                                                                                                           ------------
                                                                                                             32,525,212
                                                                                                           ------------
                    MATERIALS -- 6.5%
                    Chemicals -- 1.8%
                    Union Carbide Corp. ................................................       218,100        9,623,663

                    Forest Products -- 2.6%
                    Georgia-Pacific Corp. ..............................................       102,900        8,785,087
                    Stone Container Corp. ..............................................       371,800        4,647,500

                    Metals & Minerals -- 2.1%
                    AK Steel Holding Corp. .............................................       317,400        6,248,812
                    Ispat International NV+.............................................       221,600        5,055,250
                                                                                                           ------------
                                                                                                             34,360,312
                                                                                                           ------------
                    REAL ESTATE -- 0.7%
                    Real Estate Companies -- 0.7%
                    LNR Property Corp. .................................................       161,800        3,761,850
                                                                                                           ------------
                    UTILITIES -- 3.2%
                    Electric Utilities -- 3.2%
                    Northeast Utilities+................................................       338,800        4,383,225
                    Unicom Corp. .......................................................       423,300       12,328,613
                                                                                                           ------------
                                                                                                             16,711,838
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $263,725,553)..............................                    311,396,169
                                                                                                           ------------

                                                           ---------------------

                                          PREFERRED STOCK -- 0.3%                            SHARES            VALUE
                    ----------------------------------------------------------------------------------------------------

                    INFORMATION & ENTERTAINMENT -- 0.3%
                    Broadcasting & Media -- 0.1%
                    Time Warner, Inc. Series M 10.25%(1)................................           277     $    315,780

                    Leisure & Tourism -- 0.2%
                    Royal Caribbean Cruises Ltd. Series A 7.25%.........................        16,000        1,240,000
                                                                                                           -------------
                                                                                                              1,555,780
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,080,040).............................                      1,555,780
                                                                                                           -------------

                                                                                            PRINCIPAL
                                           BONDS & NOTES -- 34.9%                            AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.3%
                    Automotive -- 0.0%
                    Chrysler Corp. 7.45% 2097...........................................   $   190,000          198,822

                    Housing -- 0.2%
                    United States Home Corp. 7.95% 2001.................................       605,000          611,050
                    USI American Holdings, Inc. 7.25% 2006..............................       240,000          239,868

                    Retail -- 0.1%
                    Fleming Cos., Inc. 10.63% 2001......................................       270,000          285,525
                    Kmart Corp. 7.96% 1999..............................................       500,000          503,825
                                                                                                           -------------
                                                                                                              1,839,090
                                                                                                           -------------
                    CONSUMER STAPLES -- 0.4%
                    Food, Beverage & Tobacco -- 0.4%
                    Ceval Alimentos 11.13% 2004.........................................       300,000          291,750
                    Instituto Fomento Industrial 8.38% 2001.............................        10,000           10,255
                    Instituto Fomento Industrial 8.38% 2001*............................        80,000           82,040
                    RJR Nabisco, Inc. 8.00% 2001........................................       460,000          473,552
                    RJR Nabisco, Inc. 8.63% 2002........................................     1,200,000        1,272,108
                                                                                                           -------------
                                                                                                              2,129,705
                                                                                                           -------------
                    ENERGY -- 0.8%
                    Energy Services -- 0.7%
                    CMS Energy Corp. 7.38% 2000(1)......................................       950,000          946,437
                    Edison Mission Energy Funding Corp. 6.77% 2003*.....................       241,693          243,310
                    Global Marine, Inc. 12.75% 1999.....................................       900,000          924,750
                    National Power 7.63% 2000...........................................       320,000          326,449
                    Oryx Energy Co. 9.50% 1999..........................................       910,000          954,490
                    Oryx Energy Co. 10.00% 2001.........................................       100,000          109,686
                    YPF Sociedad Anonima 7.50% 2002.....................................        83,046           83,118

                    Energy Sources -- 0.1%
                    Triton Energy Ltd. 8.75% 2002.......................................       880,000          917,400
                                                                                                           -------------
                                                                                                              4,505,640
                                                                                                           -------------
                    FINANCE -- 8.5%
                    Banks -- 1.5%
                    Auburn Hills Trust 12.00% 2020......................................       170,000          267,592
                    Banco Nacional de Obras y Servicios Publicos SNC 9.63% 2003.........       180,000          182,925
                    BankAmerica Corp. 9.75% 2000........................................       400,000          432,032
                    Capital One Bank 6.60% 2001.........................................     1,870,000        1,879,556
                    Capital One Bank 6.66% 2000.........................................       150,000          150,191
                    Capital One Bank 6.75% 2000.........................................     1,000,000        1,003,070
                    Capital One Bank 6.88% 2000.........................................       850,000          861,075
                    Capital One Bank 6.90% 1999.........................................       500,000          505,535
                    Capital One Bank 8.13% 2000.........................................       340,000          351,849
                    Continental Bank NA 11.25% 2001.....................................       300,000          308,364

---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    FINANCE (continued)
                    Banks (continued)
                    Continental Bank NA 12.50% 2001.....................................   $   450,000     $    530,302
                    Security Pacific Corp. 11.50% 2000..................................       600,000          681,714
                    Signet Banking Corp. 9.63% 1999.....................................       775,000          810,650

                    Financial Services -- 6.9%
                    APP International Finance Co. 10.25% 2000...........................       490,000          492,450
                    APP International Finance Co. 8.53% 1999(1)(2)......................       550,000          509,982
                    APP International Finance Co. 8.87% 1999(2).........................       300,000          276,000
                    APP International Finance Co. 10.25% 2000...........................       150,000          149,625
                    Asset Securitization Corp. 7.49% 2027...............................     1,450,000        1,539,379
                    Autoflow 1996 A Grantor Trust 7.48% 2002*(1)........................     1,248,410        1,258,358
                    Bear Stearns Mortgage Securities, Inc. 6.75% 2008...................     1,000,959          999,269
                    Case Equipment Loan Trust 7.30% 2002................................       237,882          239,381
                    Chevy Chase Auto Receivables 5.80% 2002.............................       152,288          151,811
                    Conseco Financing Trust I 8.70% 2026................................       690,000          747,367
                    Countrywide Capital I 8.05% 2027....................................       520,000          543,686
                    Countrywide Funding Corp. 7.73% 2001................................       300,000          313,515
                    Countrywide Funding Corp. 8.43% 1999................................       450,000          468,747
                    Discover Card Master Trust I 6.04% 2004(2)..........................       300,000          301,968
                    Discover Card Master Trust I 6.24% 2013(2)..........................     2,000,000        1,998,120
                    EQCC Home Equity Loan Trust 5.80% 2028(1)...........................     3,503,814        3,498,887
                    Fasco Grantor Trust 6.65% 2001......................................     1,054,698        1,061,258
                    Financiera Energetica Nacional SA 9.38% 2006........................       150,000          153,938
                    Fingerhut Financial Services 6.45% 2002.............................       920,000          924,600
                    First Union-Lehman Brothers Commercial Mortgage Trust 6.60% 2029....     1,950,000        1,944,501
                    First Union-Lehman Brothers Commercial Mortgage Trust 7.30% 2029....     1,050,000        1,092,656
                    Ford Capital BV 9.50% 2001..........................................       800,000          878,696
                    Ford Credit Auto Loan Master Trust 6.50% 2002.......................       550,000          552,403
                    GE Capital Mortgage Services, Inc. 6.50% 2024(2)....................       637,890          600,414
                    General Motors Acceptance Corp. 5.63% 2001..........................       750,000          734,377
                    Guangdong Enterprises Ltd. 8.88% 2007*..............................       660,000          649,163
                    H&T Master Trust 8.00% 2002(1)*.....................................       900,000          898,875
                    Imperial Credit Capital Trust I zero coupon 2002....................       205,000          202,438
                    Indah Kiat International Finance Co BV 11.38% 1999..................       350,000          354,375
                    MBNA Master Credit Card Trust II 6.01% 1998(2)......................     3,200,000        3,189,984
                    Morgan Stanley Capital I 7.46% 2006(1)..............................     1,400,000        1,458,660
                    Mortgage Capital Funding, Inc. 7.29% 2007...........................     1,500,000        1,563,516
                    Nacional Financiera, Inc. 8.59% 1997(2).............................       600,000          600,750
                    Nacional Financiera, Inc. 9.00% 1999................................        50,000           50,625
                    NWA Trust 8.26% 2006................................................       244,815          262,329
                    Premier Auto Trust 4.90% 1998.......................................       537,132          535,617
                    PXRE Capital Trust I 8.85% 2027*....................................       265,000          281,229
                    Sears Credit Account Master Trust 6.20% 2006........................       700,000          697,809
                    Sears Credit Account Master Trust 8.10% 2004........................       700,000          721,651
                    Standard Credit Card Master Trust 8.25% 2003........................     1,010,000        1,073,751
                    Standard Credit Card Master Trust 8.25% 2007........................     1,610,000        1,762,435
                    Voto Votorantim Overseas Trading Operations NV 8.50% 2005...........       350,000          311,671

                    Insurance -- 0.1%
                    Conseco, Inc. 10.50% 2004...........................................       500,000          596,090
                                                                                                           -------------
                                                                                                             44,607,211
                                                                                                           -------------
                    HEALTHCARE -- 0.0%
                    Health Services -- 0.0%
                    Tenet Healthcare Corp. 9.63% 2002...................................       240,000          261,300
                                                                                                           -------------

                                                           ---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    INDUSTRIAL & COMMERCIAL -- 0.4%
                    Aerospace & Military Technology -- 0.0%
                    Newport News Shipbuilding, Inc. 9.25% 2006..........................   $   250,000     $    261,250

                    Business Services -- 0.3%
                    Hertz Corp. 7.00% 2003..............................................       750,000          759,210
                    Loewen Group International, Inc. 8.25% 2003.........................       600,000          633,114
                    Multicanal Participacoes SA 12.63% 2004*............................       200,000          189,500

                    Transportation -- 0.1%
                    MRS Logistica SA 9.00% 2005*(1).....................................       100,000           94,000
                    MRS Logistica SA 10.63% 2005*.......................................       230,000          211,025
                                                                                                           -------------
                                                                                                              2,148,099
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 3.5%
                    Broadcasting & Media -- 3.0%
                    Bonos Del Tesoro 8.75% 2002.........................................       460,000          425,500
                    CBS 7.75% 1999......................................................       740,000          750,908
                    CenCall Communications Corp. zero coupon 2004.......................       485,000          423,769
                    Globo Participacoes Limitada 11.50% 2003(2).........................       360,000          356,400
                    Grupo Insacell SA de CV 10.00% 2004.................................       250,000          252,500
                    Grupo Televisa SA 11.38% 2003.......................................       210,000          227,086
                    Innova S de R. L. 12.88% 2007*......................................       270,000          265,950
                    NWCG Holding Corp. zero coupon 1999.................................     1,380,000        1,252,750
                    Paramount Communications, Inc. 7.50% 2002...........................       200,000          203,952
                    Poland Communications, Inc. 9.88% 2003..............................       160,000          160,400
                    Rogers Cablesystems Ltd. 9.63% 2002.................................       440,000          464,200
                    SCI Television, Inc. 11.00% 2005....................................       200,000          207,562
                    Tele-Communications, Inc. 8.25% 2003................................     2,500,000        2,646,800
                    Tele-Communications, Inc. 9.65% 2003................................       375,000          400,804
                    Time Warner Pass Through Asset Trust 4.90% 1999.....................     1,600,000        1,563,232
                    Time Warner, Inc 7.25% 2017.........................................       850,000          849,133
                    Time Warner, Inc. 7.95% 2000........................................     4,345,000        4,464,357
                    United International Holdings, Inc. zero coupon 1999................       210,000          169,050
                    Viacom, Inc. 9.13% 1999.............................................       325,000          329,199
                    Viacom, Inc. 10.25% 2001............................................       175,000          187,778

                    Leisure & Tourism -- 0.5%
                    America West Airlines 8.16% 2002....................................     1,498,595        1,495,238
                    Northwest Airlines Corp. 12.09% 2000................................       365,926          409,068
                    Northwest Airlines Corp. 8.97% 2015.................................       864,431          934,994
                                                                                                           -------------
                                                                                                             18,440,630
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Communication Equipment -- 0.0%
                    TCI Communications, Inc. 6.82% 2010.................................        95,000           95,289
                    TCI Communications, Inc. 8.75% 2015.................................       120,000          136,342

                    Electronics -- 0.1%
                    Axa SA de CV 9.00% 2004(1)..........................................       320,000          308,800

                    Telecommunications -- 0.3%
                    360 Communications Co. 7.13% 2003...................................     1,130,000        1,143,323
                    Adelphia Communications Corp. 10.25% 2000...........................       250,000          257,500
                                                                                                           -------------
                                                                                                              1,941,254
                                                                                                           -------------
                    MATERIALS -- 0.5%
                    Forest Products -- 0.2%
                    Grupo Industrial Durango SA de CV 12.00% 2001.......................       140,000          151,150
                    Grupo Industrial Durango SA de CV 12.63% 2003.......................       560,000          621,600
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000.........................       110,000          104,609

---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Metals & Minerals -- 0.3%
                    Cemex SA de CV 10.00% 1999..........................................   $   690,000     $    710,700
                    Freeport McMorgan Resource LP 8.75% 2004............................       240,000          250,800
                    Industrias Metalurgicas Pescarmona SA 9.50% 2002....................       210,000          201,075
                    LTV Corp. 8.20% 2007................................................       600,000          588,000
                                                                                                           -------------
                                                                                                              2,627,934
                                                                                                           -------------
                    MUNICIPAL BONDS -- 1.0%
                    Municipal Bonds -- 1.0%
                    Chicago Illinois Skyway Toll Bridge Revenue 5.50% 2023..............       585,000          588,832
                    Indiana Health Facility Financing Authority Hospital Revenue 5.13%
                      2017..............................................................       435,000          417,896
                    Marion County Indiana Convention and Recreational Facilities 5.00%
                      2027..............................................................       570,000          538,143
                    Massachusetts Bay Authority 5.00% 2027..............................       810,000          769,394
                    Massachusetts State Turnpike Authority Metropolitan Highway Systems
                      5.00% 2037........................................................     1,110,000        1,051,747
                    New York City Municipal Water Finance Authority Water and Sewer
                      System Revenue 5.13% 2021.........................................       450,000          435,937
                    New York City Municipal Water Finance Authority Water and Sewer
                      System Revenue 5.75% 2026.........................................       445,000          457,745
                    North Central Texas Health Facility Development Corporation Revenue
                      5.13% 2022........................................................       900,000          870,246
                                                                                                           -------------
                                                                                                              5,129,940
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
                    Foreign Government -- 1.7%
                    Republic of Croatia 7.00% 2002(1)...................................       300,000          288,000
                    City of Moscow 9.50% 2000*..........................................       370,000          356,665
                    City of Moscow 9.50% 2000...........................................       750,000          725,625
                    Ministry of Finance Russia 10.00% 2007..............................       670,000          599,231
                    Province of Quebec 13.25% 2014......................................       625,000          723,544
                    Republic of Argentina zero coupon 2001..............................     1,600,000        1,689,000
                    Republic of Argentina 5.50% 2000(1).................................JPY 60,000,000          475,771
                    Republic of Argentina 8.00% 1998(1).................................     1,200,000        1,183,800
                    Republic of Panama 6.84% 1998(2)....................................     1,800,006        1,758,426
                    Russian Federation 10.00% 2007......................................       270,000          238,950
                    State of Israel 6.38% 2005..........................................       635,000          626,802
                    Tucuman Province Secured Medium Term 9.45% 2004.....................       163,929          160,650
                                                                                                           -------------
                                                                                                              8,826,464
                                                                                                           -------------
                    REAL ESTATE -- 0.7%
                    Real Estate Investment Trusts -- 0.7%
                    Chelsea GCA Realty, Inc. 7.75% 2001.................................       570,000          587,317
                    Dynex Capital Corp. 7.88% 2002......................................       750,000          756,795
                    Felcor Suites LP 7.38% 2004.........................................       705,000          705,296
                    Liberty Property Trust 7.10% 2004...................................       640,000          650,105
                    Tanger Properties Ltd. 8.75% 2001...................................       760,000          781,850
                                                                                                           -------------
                                                                                                              3,481,363
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 16.2%
                    U.S. Government & Agencies -- 16.2%
                    Federal Home Loan Mortgage Corp. 5.50% 2008.........................     1,971,071        1,882,037
                    Federal Home Loan Mortgage Corp. 6.35% 2018.........................     3,000,000        3,001,860
                    Federal Home Loan Mortgage Corp. 6.50% 2099 TBA.....................     5,000,000        4,985,900
                    Federal Home Loan Mortgage Corp. 7.00% 1999 TBA.....................     4,000,000        4,047,480
                    Federal Home Loan Mortgage Corp. 7.50% 2099 TBA.....................     3,000,000        3,063,750
                    Federal National Mortgage Association 6.50% 2025....................       542,378          533,906
                    Federal National Mortgage Association 6.50% 2025....................       637,626          627,667
                    Federal National Mortgage Association 6.50% 2025....................       751,154          739,421

                                                           ---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT & AGENCIES (continued)
                    U.S. Government & Agencies (continued)
                    Federal National Mortgage Association 6.50% 2026....................   $   993,826     $    976,126
                    Federal National Mortgage Association 6.50% 2099....................     1,000,000          980,620
                    Federal National Mortgage Association 6.50% 2099....................     4,000,000        4,000,000
                    Federal National Mortgage Association 7.00% 2024....................     1,232,926        1,185,544
                    Federal National Mortgage Association 7.00% 2099....................    12,000,000       12,022,440
                    Government National Mortgage Association 7.00% 2023.................       393,293          394,398
                    Government National Mortgage Association 7.00% 2023.................       222,057          222,681
                    Government National Mortgage Association 7.00% 2023.................       544,591          546,121
                    Government National Mortgage Association 7.00% 2023.................       929,925          935,439
                    Government National Mortgage Association 7.00% 2023.................       231,513          232,164
                    Government National Mortgage Association 7.00% 2023.................       458,785          461,506
                    Government National Mortgage Association 7.00% 2023.................       549,756          553,016
                    Government National Mortgage Association 7.00% 2023.................       546,439          547,975
                    Government National Mortgage Association 7.00% 2023.................       190,334          190,869
                    Government National Mortgage Association 7.00% 2023.................       259,920          261,462
                    Government National Mortgage Association 7.00% 2023.................        62,125           62,494
                    Government National Mortgage Association 7.00% 2023.................       491,746          494,971
                    Government National Mortgage Association 7.50% 2023.................       862,056          881,987
                    Government National Mortgage Association 7.50% 2099 TBA.............     8,000,000        8,160,000
                    Government National Mortgage Association 8.00% 2026.................       216,701          224,082
                    Government National Mortgage Association 8.00% 2026.................       683,849          707,140
                    Government National Mortgage Association 8.00% 2099 TBA.............     3,000,000        3,102,180
                    United States Treasury Bonds 7.63% 2025.............................     1,070,000        1,281,828
                    United States Treasury Bonds 7.88% 2021@............................     2,510,000        3,045,333
                    United States Treasury Bonds 8.13% 2021.............................       200,000          248,968
                    United States Treasury Bonds 8.75% 2020.............................     6,360,000        8,369,378
                    United States Treasury Bonds Strip zero coupon 2004.................    15,690,000       10,452,835
                    United States Treasury Bonds Strip zero coupon 2017.................        50,000           14,997
                    United States Treasury Bonds Strip zero coupon 2019.................        40,000           10,423
                    United States Treasury Bonds Strip zero coupon 2020.................     7,920,000        2,003,760
                    United States Treasury Bonds Strip zero coupon 2021.................     1,000,000          230,270
                    United States Treasury Bonds Strip zero coupon 2005.................     2,800,000        1,809,752
                    United States Treasury Notes 5.63% 2000.............................     1,850,000        1,839,307
                                                                                                           -------------
                                                                                                             85,332,087
                                                                                                           -------------
                    UTILITIES -- 0.5%
                    Electric Utilities -- 0.5%
                    Central Maine Power Co. 7.45% 1999..................................       885,000          892,744
                    Korea Electric Power Corp. 7.40% 2016...............................       607,862          651,847
                    Niagara Mohawk Power Corp. 6.88% 2003...............................       870,000          868,921

                    Gas & Pipeline Utilities -- 0.0%
                    Bridas Corp. 9.50% 1999*............................................       130,000          131,137
                    Bridas Corp. 12.50% 1999............................................        60,000           63,545
                                                                                                           -------------
                                                                                                              2,608,194
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $181,316,232).............................                    183,878,911
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $446,121,825).....................                    496,830,860
                                                                                                           -------------

---------------------

                                                                                            PRINCIPAL
                                       SHORT-TERM SECURITIES -- 2.0%                         AMOUNT            VALUE
                    ----------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 0.7%
                    Advanta Corporation Medium Term Notes 7.00% due 9/16/98.............   $ 1,350,000     $  1,351,013
                    Arkla, Inc. 9.20% due 12/18/97......................................       250,000          250,290
                    Blockbuster Entertainment Corp. 6.63% due 2/15/98...................       580,000          579,919
                    General Motors Acceptance Corp. 7.63% due 3/9/98....................       585,000          587,445
                    Tele-Communications, Inc. 7.13% due 2/2/98..........................     1,000,000        1,000,770
                                                                                                           -------------
                                                                                                              3,769,437
                                                                                                           -------------
                    FOREIGN SHORT-TERM NOTES -- 1.3%
                    Acindar Industries 11.66% due 11/12/98..............................       440,000          435,147
                    Banco Nacional de Desenvolvimento Economico e Social 10.38% due
                      4/27/98...........................................................       220,000          222,200
                    Empresa Col de Petroleos 7.25% due 7/8/98...........................       240,000          240,600
                    Empresas Ica Sociedad ADS 9.75% due 2/11/98.........................     1,810,000        1,823,575
                    Globo Participacoes Limitada zero coupon due 4/20/98(1).............       280,000          270,200
                    Nacional Financiera, Inc. 5.88% due 2/17/98.........................       310,000          309,031
                    Nacional Financiera, Inc. 8.13% due 4/9/98*.........................       160,000          159,800
                    Petroleo Brasileiro SA 7.25% due 2/6/98.............................       250,000          249,089
                    Polysindo Eka Perkasa zero coupon due 11/19/98(1)...................     1,000,000          849,890
                    Polysindo Eka Perkasa zero coupon due 7/14/98.......................     1,000,000          906,144
                    Republic of Argentina zero coupon due 3/20/98.......................       800,000          779,785
                    Republic of Argentina zero coupon due 10/16/98......................        50,000           46,234
                    Republic of Argentina zero coupon due 4/4/98(1).....................       110,170          109,895
                    Republic of Argentina zero coupon due 4/6/98(1).....................       105,800          105,535
                    Trikem SA 10.63% due 5/8/98(1)......................................       380,000          355,300
                                                                                                           -------------
                                                                                                              6,862,425
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,747,235)......................                     10,631,862
                                                                                                           -------------

                                        REPURCHASE AGREEMENT -- 10.0%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 10.0%
                    Agreement with State Street Bank and Trust, Co., bearing interest of
                      5.55% dated 11/28/97, to be repurchased 12/01/97 in the amount of
                      $52,528,283 and collateralized by $40,990,000 U.S. Treasury Note
                      8.5% due 2/15/20 approximate aggregate value $53,525,366 (cost
                      $52,504,000).......................................................    52,504,000      52,504,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $509,364,650)                                           106.3%                  559,966,722
                    Total currency swap agreement, at value(3)--                     (0.0)                       (8,410)
                    Liabilities in excess of other assets --                         (6.3)                  (33,372,917)
                                                                                   ------                  -------------
                    NET ASSETS --                                                   100.0%                 $526,585,395
                                                                                                           ==============
                                                                                   ======

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1997

              (3) The Portfolio entered into a currency swap agreement with
                  Swiss Bank Corporation ("Swiss Bank"). Under the agreement the Portfolio will pay Swiss Bank 3,300,000 Yen each year commencing September 6, 1997 until September 6, 2000, with an additional payment of 60,000,000 Yen due September 6, 2000. In return, Swiss Bank will pay the Portfolio $21,570 on March 6 and September 6 each year commencing March 6, 1997 until September 6, 2000 with an additional payment of $488,003 due September 6, 2000.

              ADS -- American Depository Shares

              JPY  -- Japanese Yen

              @ The security or a portion thereof represents collateral for the currency swap agreement and the following open futures contracts:

                                                           ---------------------

                    OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                    NUMBER OF                                  EXPIRATION        VALUE AT         VALUE AS OF      APPRECIATION/
                    CONTRACTS           DESCRIPTION               DATE          TRADE DATE     NOVEMBER 30, 1997    DEPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                      18 Long   90 Day Euro Dollar.........  December 1997      $  4,228,569      $ 4,234,726        $    6,157
                      45 Long   90 Day Euro Dollar.........  December 1997         4,871,441        4,864,219            (7,222)
                       5 Long   90 Day Euro Dollar.........  March 1998            1,174,532        1,176,812             2,280
                       4 Long   90 Day Euro Dollar.........  June 1998               936,725          940,900             5,175
                       5 Long   90 Day Euro Dollar.........  September 1998        1,172,657        1,175,375             2,718
                      41 Long   90 Day Euro Dollar.........  December 1998         4,641,885        4,886,688           244,803
                      10 Long   U.S. 2 Year Note...........  March 1998            2,073,500        2,072,812              (688)
                      31 Long   U.S. 10 Year Note..........  March 1998            3,458,633        3,452,625            (6,008)
                      16 Long   U.S. 20 Year Note..........  March 1998            1,904,632        1,904,500              (132)
                                                                                                                   --------------
                                Net Unrealized Appreciation.....................................................     $  247,083
                                                                                                                   =============

              -----------------------------

              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 80.0%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER STAPLES -- 0.7%
                    Food, Beverage & Tobacco -- 0.7%
                    RJR Nabisco Holdings Corp. ............................................        4,600    $   167,612
                                                                                                            -------------
                    ENERGY -- 4.2%
                    Energy Sources -- 4.2%
                    Atlantic Richfield Co. ................................................        1,800        146,700
                    Sonat, Inc. ...........................................................        9,800        426,912
                    Texaco, Inc. ..........................................................        2,200        124,300
                    Ultramar Diamond Shamrock Corp.+.......................................       10,900        331,769
                                                                                                            -------------
                                                                                                              1,029,681
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 0.8%
                    Multi-Industry -- 0.8%
                    Viag AG................................................................          400        203,278
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 2.7%
                    Telecommunications -- 2.7%
                    U.S. West Communications Group.........................................       14,500        655,219
                                                                                                            -------------
                    REAL ESTATE -- 8.4%
                    Real Estate Investment Trusts -- 8.4%
                    Associated Estates Realty Corp. .......................................       10,200        230,138
                    Avalon Properties, Inc. ...............................................        5,100        156,825
                    Boston Properties, Inc. ...............................................        7,100        231,637
                    Duke Realty Investments, Inc. .........................................       13,300        305,900
                    Equity Residential Properties Trust....................................        4,500        225,000
                    Liberty Property Trust.................................................        6,100        170,419
                    Meditrust Corp. .......................................................        8,977        341,126
                    Price REIT, Inc. ......................................................        2,600        102,700
                    Security Capital Industrial Trust......................................        2,300         57,931
                    Security Capital Pacific Trust.........................................        8,614        209,428
                                                                                                            -------------
                                                                                                              2,031,104
                                                                                                            -------------
                    UTILITIES -- 63.2%
                    Electric Utilities -- 32.2%
                    Central & South West Corp. ............................................        5,100        127,500
                    Cinergy Corp. .........................................................        9,400        334,875
                    DPL, Inc. .............................................................       16,700        438,375
                    DQE, Inc. .............................................................       13,500        448,031
                    Duke Energy Corp. .....................................................       10,768        559,936
                    Electric de Portugal...................................................        9,680        174,960
                    Entergy Corp. .........................................................       21,700        564,200
                    Florida Progress Corp. ................................................        3,400        120,488
                    FPL Group, Inc. .......................................................       12,500        699,219
                    Montana Power Co. .....................................................        6,900        188,887
                    National Power PLC Corp. ADR...........................................        3,400        127,713
                    New Century Energies, Inc. ............................................        5,000        221,250
                    NIPSCO Industries, Inc. ...............................................       12,700        594,519
                    PacifiCorp.............................................................       24,600        573,487
                    Pinnacle West Capital Corp. ...........................................       11,900        458,894
                    Potomac Electric Power Co. ............................................        1,000         24,750

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Electric Utilities (continued)
                    Public Service Enterprise Group, Inc. .................................        5,300    $   154,694
                    Puget Sound Energy, Inc. ..............................................       11,100        306,637
                    Southern Co. ..........................................................       19,400        465,600
                    TECO Energy, Inc. .....................................................       16,600        425,375
                    Texas Utilities Co. ...................................................       13,000        520,000
                    Union Electric Co. ....................................................        5,000        199,062
                    UtiliCorp United, Inc. ................................................        3,700        126,494

                    Gas & Pipeline Utilities -- 18.6%
                    AGL Resources, Inc. ...................................................        1,500         29,438
                    American Water Works, Inc. ............................................        2,400         68,850
                    Atmos Energy Corp. ....................................................        1,400         37,188
                    CMS Energy Corp. ......................................................       19,600        771,750
                    Columbia Gas Systems, Inc. ............................................        1,800        130,950
                    Consolidated Natural Gas Co. ..........................................        8,700        525,262
                    El Paso Natural Gas Co. ...............................................        5,600        343,700
                    Enron Corp. ...........................................................       12,200        472,750
                    Keyspan Energy Corp. ..................................................        2,900         96,606
                    MAPCO, Inc. ...........................................................        3,500        150,938
                    MCN Energy Group Inc. .................................................       15,500        591,906
                    New Jersey Resources Corp. ............................................        1,100         38,294
                    Pacific Enterprises....................................................       15,300        541,237
                    PG&E Corp. ............................................................       11,500        324,875
                    SCANA Corp.............................................................        9,100        251,387
                    Williams Cos., Inc. ...................................................        3,050        162,984

                    Telephone -- 12.4%
                    Ameritech Corp. .......................................................        2,800        215,775
                    Bell Atlantic Corp. ...................................................        5,000        446,250
                    BellSouth Corp. .......................................................        7,200        394,200
                    Cincinnati Bell, Inc. .................................................        1,500         44,250
                    GTE Corp. .............................................................        7,300        369,106
                    MCI Communications Corp. ..............................................       10,600        465,738
                    SBC Communications, Inc. ..............................................        7,600        553,375
                    Sprint Corp. ..........................................................        8,900        521,206
                                                                                                            -------------
                                                                                                             15,402,961
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $17,496,482)..................................                  19,489,855
                                                                                                            -------------

                                                          PREFERRED STOCK -- 8.3%
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 1.2%
                    Energy Sources -- 1.2%
                    Unocal Capital Trust 6.25% convertible.................................        5,000        288,125
                                                                                                            -------------
                    FINANCE -- 3.5%
                    Banks -- 1.0%
                    National Australia Bank Ltd. 7.88%.....................................        8,500        239,062

                    Financial Services -- 2.5%
                    Merrill Lynch & Co., 6.25% convertible.................................        6,000        210,000
                    Salomon, Inc. 6.25% convertible........................................        6,800        387,600
                                                                                                            -------------
                                                                                                                836,662
                                                                                                            -------------

---------------------

                                          PREFERRED STOCK (continued)                           SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.4%
                    Metals & Minerals -- 0.4%
                    Coeur D' Alene Mines Corp. 7.00% convertible...........................        8,100    $   106,819
                                                                                                            -------------
                    UTILITIES -- 3.2%
                    Electric Utilities -- 0.8%
                    CalEnergy Capital Trust II 6.25%*......................................        4,000        197,500

                    Gas & Pipeline Utilities -- 2.4%
                    MCN Financing III 8.00%................................................        3,000        179,250
                    Williams Cos., Inc. 3.50%..............................................        3,300        413,738
                                                                                                            -------------
                                                                                                                790,488
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $1,974,598)................................                   2,022,094
                                                                                                            -------------

                                                                                              PRINCIPAL
                                           CONVERTIBLE BONDS -- 0.5%                            AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 0.5%
                    Drugs -- 0.5%
                    Roche Holdings, Inc. zero coupon 2012 convertible* (cost $121,296).....   $  300,000        133,874
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $19,592,376).........................                  21,645,823
                                                                                                            -------------
                                                       SHORT-TERM SECURITIES -- 11.5%
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 11.5%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.50% due 12/1/97 (cost $2,801,000)..................................    2,801,000      2,801,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $22,393,376)                                              100.3%                 24,446,823
                    Liabilities in excess of other assets --                           (0.3)                    (80,696)
                                                                                     ------                 -------------
                    NET ASSETS --                                                     100.0%                $24,366,127
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              * Resale restricted to qualified institutional buyers

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 90.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.4%
                    Apparel & Textiles -- 0.5%
                    Nautica Enterprises, Inc.+...........................................       115,000    $  3,227,188

                    Automotive -- 1.0%
                    Harley-Davidson, Inc.................................................       115,000       3,040,313
                    Magna International, Inc., Class A ADR...............................        46,000       2,903,750

                    Housing -- 1.0%
                    Home Depot, Inc......................................................       115,000       6,432,812

                    Retail -- 1.9%
                    Dayton Hudson Corp...................................................        77,000       5,115,687
                    Kohl's Corp.+........................................................        44,000       3,184,500
                    Kroger Co.+..........................................................       110,000       3,788,125
                                                                                                             ----------
                                                                                                             27,692,375
                                                                                                             ----------
                    CONSUMER STAPLES -- 13.1%
                    Food, Beverage & Tobacco -- 7.6%
                    Campbell Soup Co.....................................................       102,000       5,712,000
                    Coca-Cola Co.........................................................       250,000      15,625,000
                    Coca-Cola Enterprises, Inc...........................................       110,000       3,361,875
                    Nabisco Holdings Corp., Class A......................................        93,000       4,336,125
                    Philip Morris Cos., Inc..............................................       360,000      15,660,000
                    Tyson Foods, Inc., Class A...........................................       145,000       2,628,125

                    Household Products -- 5.5%
                    Colgate-Palmolive Co.................................................        93,000       6,213,562
                    Estee Lauder Cos., Inc., Class A.....................................        59,900       3,208,394
                    Gillette Co..........................................................        79,700       7,357,306
                    Procter & Gamble Co..................................................       146,000      11,141,625
                    Sunbeam Corp.........................................................        83,000       3,657,188
                    United States Industries, Inc.+......................................        97,800       2,518,350
                                                                                                             ----------
                                                                                                             81,419,550
                                                                                                             ----------
                    ENERGY -- 5.7%
                    Energy Services -- 1.8%
                    BJ Services Co.+.....................................................        38,000       2,728,875
                    Nabors Industries, Inc.+.............................................        90,000       3,155,625
                    Noble Drilling Corp.+................................................       100,000       3,006,250
                    Transocean Offshore, Inc.............................................        46,100       2,186,869

                    Energy Sources -- 3.9%
                    Apache Corp..........................................................        70,000       2,572,500
                    Gulf Canada Resources Ltd.+..........................................       300,000       2,100,000
                    Texaco, Inc..........................................................       290,000      16,385,000
                    USX-Marathon Group, Inc..............................................        95,000       3,253,750
                                                                                                             ----------
                                                                                                             35,388,869
                                                                                                             ----------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 16.3%
                    Banks -- 6.7%
                    Banc One Corp........................................................       112,000    $  5,754,000
                    Chase Manhattan Corp.................................................        60,000       6,517,500
                    Citicorp.............................................................        58,000       6,956,375
                    First Union Corp.....................................................       133,800       6,522,750
                    Fleet Financial Group, Inc...........................................        75,000       4,954,687
                    NationsBank Corp.....................................................       106,000       6,366,625
                    U.S. Bancorp.........................................................        41,000       4,410,063

                    Financial Services -- 6.9%
                    Federal National Mortgage Association................................       130,000       6,865,625
                    First Data Corp......................................................        58,000       1,642,125
                    Household International, Inc.........................................        29,500       3,717,000
                    MBNA Corp............................................................       180,000       4,781,250
                    Merrill Lynch & Co., Inc.............................................       106,000       7,439,875
                    Morgan Stanley, Dean Witter, Discover & Co...........................       156,265       8,487,143
                    PennCorp Financial Group, Inc........................................        75,000       2,535,937
                    Travelers Group, Inc.................................................       153,600       7,756,800

                    Insurance -- 2.7%
                    American International Group, Inc....................................        82,000       8,266,625
                    Hartford Financial Services, Inc.....................................        31,000       2,596,250
                    PMI Group, Inc.......................................................        53,300       3,464,500
                    Travelers Property Casualty Corp., Class A...........................        65,000       2,583,750
                                                                                                             ----------
                                                                                                            101,618,880
                                                                                                             ----------
                    HEALTHCARE -- 13.3%
                    Drugs -- 8.8%
                    Bristol-Myers Squibb Co..............................................       130,000      12,171,250
                    GelTex Pharmaceuticals, Inc.+........................................       135,000       3,780,000
                    IDEC Pharmaceuticals Corp.+..........................................        85,000       2,969,688
                    Merck & Co., Inc.....................................................       154,900      14,647,731
                    Pfizer, Inc..........................................................       155,000      11,276,250
                    Schering-Plough Corp.................................................       160,000      10,030,000

                    Health Services -- 0.6%
                    United Healthcare Corp...............................................        70,000       3,644,375

                    Medical Products -- 3.9%
                    Abbott Laboratories, Inc.............................................        97,000       6,305,000
                    Centocor, Inc.+......................................................        77,200       3,358,200
                    Genzyme Corp.........................................................        92,000       2,466,750
                    Johnson & Johnson Co.................................................       104,000       6,545,500
                    Medtronic, Inc.......................................................       112,700       5,381,425
                                                                                                             ----------
                                                                                                             82,576,169
                                                                                                             ----------
                    INDUSTRIAL & COMMERCIAL -- 9.6%
                    Aerospace & Military Technology -- 2.4%
                    AlliedSignal, Inc....................................................       180,000       6,682,500
                    Boeing Co............................................................       100,000       5,312,500
                    Gulfstream Aerospace Corp.+..........................................       105,000       3,084,375

                    Business Services -- 0.4%
                    USA Waste Services, Inc.+............................................        65,000       2,149,062

                    Electrical Equipment -- 3.5%
                    General Electric Co..................................................       290,000      21,387,500

                    Machinery -- 0.9%
                    Applied Materials, Inc.+.............................................       174,000       5,742,000

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 1.4%
                    Tyco International Ltd...............................................       131,800    $  5,173,150
                    United Technologies Corp.............................................        50,000       3,746,875

                    Transportation -- 1.0%
                    CNF Transportation, Inc..............................................        80,000       3,480,000
                    Union Pacific Corp...................................................             1              60
                    Wisconsin Central Transportation Corp.+..............................        95,000       2,861,875
                                                                                                             ----------
                                                                                                             59,619,897
                                                                                                             ----------
                    INFORMATION & ENTERTAINMENT -- 6.6%
                    Broadcasting & Media -- 2.9%
                    Gannett Co., Inc.....................................................        66,000       3,832,125
                    Liberty Media Group, Corp., Class A+.................................       128,975       4,352,906
                    New York Times Co., Class A..........................................        44,000       2,612,500
                    Reuters Holdings PLC, Class B ADR....................................        66,000       4,463,250
                    Scripps (E.W) Co., Class A...........................................        75,000       3,154,688

                    Leisure & Tourism -- 3.7%
                    Carnival Corp., Class A..............................................        95,200       5,146,750
                    Disney (Walt) Co.....................................................       110,000      10,443,125
                    US Airways Group, Inc.+..............................................        75,000       4,134,375
                    Viad Corp............................................................       160,000       3,050,000
                                                                                                             ----------
                                                                                                             41,189,719
                                                                                                             ----------
                    INFORMATION TECHNOLOGY -- 16.0%
                    Communication Equipment -- 2.5%
                    ADC Telecommunications, Inc.+........................................        75,000       2,789,063
                    Cox Communications, Inc., Class A+...................................       110,000       3,733,125
                    DSC Communications Corp.+............................................       100,000       2,256,250
                    Northern Telecom Ltd.................................................        40,400       3,628,425
                    Tellabs, Inc.+.......................................................        60,000       3,120,000

                    Computers & Business Equipment -- 2.8%
                    Compaq Computer Corp.................................................       118,500       7,398,844
                    Dell Computer Corp.+.................................................        80,000       6,735,000
                    Staples, Inc.+.......................................................       110,000       3,100,625

                    Electronics -- 4.0%
                    Altera Corp.+........................................................        66,000       3,089,625
                    Intel Corp...........................................................       180,000      13,972,500
                    National Semiconductor Corp.+........................................       105,000       3,478,125
                    Solectron Corp.+.....................................................        70,000       2,550,625
                    Xilinx, Inc.+........................................................        55,000       1,900,937

                    Software -- 5.1%
                    Cisco Systems, Inc.+.................................................       100,000       8,625,000
                    Microsoft Corp.+.....................................................       125,000      17,687,500
                    Oracle Systems Corp.+................................................       165,000       5,496,562

                    Telecommunications -- 1.6%
                    Lucent Technologies, Inc.............................................        80,000       6,410,000
                    Teleport Communications Group Inc., Class A+.........................        75,000       3,675,000
                                                                                                             ----------
                                                                                                             99,647,206
                                                                                                             ----------
                    MATERIALS -- 1.5%
                    Chemicals -- 0.9%
                    Monsanto Co..........................................................       120,000       5,242,500
                    Solutia, Inc.........................................................        24,000         547,500

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals -- 0.6%
                    Sealed Air Corp.+....................................................        60,000    $  3,412,500
                                                                                                             ----------
                                                                                                              9,202,500
                                                                                                             ----------
                    UTILITIES -- 4.3%
                    Electric Utilities -- 1.8%
                    AES Corp.+...........................................................        70,000       2,563,750
                    FPL Group, Inc.......................................................       160,000       8,950,000

                    Gas & Pipeline Utilities -- 0.7%
                    CMS Energy Corp......................................................       110,000       4,331,250

                    Telephone -- 1.8%
                    MCI Communications Corp..............................................       130,000       5,711,875
                    WorldCom, Inc.+......................................................       165,000       5,280,000
                                                                                                             ----------
                                                                                                             26,836,875
                                                                                                             ----------
                    TOTAL INVESTMENT SECURITIES (cost $417,165,603)......................                   565,192,040
                                                                                                             ----------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 9.9%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 9.6%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.25% due 12/01/97 @...............................................   $59,665,000      59,665,000
                                                                                                             ----------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.94% due 12/18/97 @....................     1,665,000       1,661,116
                                                                                                             ----------
                    TOTAL SHORT-TERM SECURITIES (cost $61,326,116).......................                    61,326,116
                                                                                                             ----------
                    TOTAL INVESTMENTS --
                      (cost $478,491,719)                                           100.7%                  626,518,156
                    Liabilities in excess of other assets --                         (0.7)                   (4,455,660)
                                                                                   ------                    ----------
                    NET ASSETS --                                                   100.0%                 $622,062,496
                                                                                   ======                    ==========

              -----------------------------

               + Non-income producing securities

              ADR -- American Depository Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ---------

                                                                                                  VALUE AS OF
                    NUMBER OF                                          EXPIRATION     VALUE AT    NOVEMBER 30,    UNREALIZED
                    CONTRACTS               DESCRIPTION                   DATE       TRADE DATE       1997       APPRECIATION
                    ---------               -----------                ----------    ----------   ------------   ------------
                     128 Long   Standard & Poor's 500 Index........  December 1997   $30,368,000  $30,556,800      $188,800
                                                                                                                 ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 93.3%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 8.5%
                    Apparel & Textiles -- 1.3%
                    Russell Corp...........................................................       24,500    $   748,781

                    Automotive -- 1.3%
                    Borg-Warner Automotive, Inc............................................        9,100        428,838
                    General Motors Corp....................................................        6,000        366,000

                    Housing -- 1.0%
                    Centex Corp............................................................        9,000        570,375

                    Retail -- 4.9%
                    Dayton Hudson Corp.....................................................       12,600        837,112
                    Kmart Corp.+...........................................................       83,500      1,048,969
                    Wal-Mart Stores, Inc...................................................       25,500      1,018,406
                                                                                                            -------------
                                                                                                              5,018,481
                                                                                                            -------------
                    CONSUMER STAPLES -- 9.4%
                    Food, Beverage & Tobacco -- 6.9%
                    Archer-Daniels-Midland Co..............................................       39,500        844,312
                    CPC International, Inc.................................................        7,500        775,313
                    PepsiCo, Inc...........................................................       23,500        866,562
                    Philip Morris Cos., Inc................................................        8,000        348,000
                    RJR Nabisco Holdings Corp..............................................       12,500        455,469
                    Sara Lee Corp..........................................................       14,500        766,688

                    Household Products -- 2.5%
                    Rubbermaid, Inc........................................................       22,900        555,325
                    Unilever NV............................................................       16,000        929,000
                                                                                                            -------------
                                                                                                              5,540,669
                                                                                                            -------------
                    ENERGY -- 12.3%
                    Energy Services -- 1.0%
                    Occidental Petroleum Corp..............................................       20,500        608,594

                    Energy Sources -- 11.3%
                    Amerada Hess Corp......................................................        8,000        448,000
                    Chevron Corp...........................................................        7,500        601,406
                    Exxon Corp.............................................................        9,500        579,500
                    Houston Industries, Inc................................................       24,000        568,500
                    Mobil Corp.............................................................        8,500        611,469
                    Royal Dutch Petroleum Co...............................................        9,500        500,531
                    Sun Co., Inc...........................................................       28,500      1,152,469
                    Texaco, Inc............................................................        9,000        508,500
                    USX-Marathon Group, Inc................................................       33,000      1,130,250
                    YPF Sociedad Anonima ADR...............................................       16,500        553,781
                                                                                                            -------------
                                                                                                              7,263,000
                                                                                                            -------------
                    FINANCE -- 11.4%
                    Banks -- 1.1%
                    Republic New York Corp.................................................        6,000        652,500

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 4.1%
                    Bear Stearns Cos., Inc.................................................       14,000    $   581,000
                    H&R Block, Inc.........................................................       12,500        512,500
                    Morgan Stanley, Dean Witter, Discover and Co...........................       11,500        624,594
                    Nationwide Financial Services, Inc., Class A...........................        7,000        239,312
                    Travelers Group, Inc...................................................        8,500        429,250

                    Insurance -- 6.2%
                    Allstate Corp..........................................................        6,000        515,250
                    CIGNA Corp.............................................................        7,000      1,170,750
                    General Re Corp........................................................        2,600        516,100
                    Loews Corp.............................................................        4,500        477,563
                    Marsh & McLennan Cos., Inc.............................................       13,500      1,004,906
                                                                                                            -------------
                                                                                                              6,723,725
                                                                                                            -------------
                    HEALTHCARE -- 9.0%
                    Drugs -- 5.2%
                    Bristol-Myers Squibb Co................................................       13,000      1,217,125
                    Merck & Co., Inc.......................................................        6,000        567,375
                    Perrigo Co.+...........................................................       15,500        220,875
                    Pharmacia & Upjohn, Inc................................................       32,500      1,096,875

                    Health Services -- 1.1%
                    United Healthcare Corp.................................................        8,500        442,531
                    Vencor, Inc.+..........................................................        9,000        218,250

                    Medical Products -- 2.7%
                    Abbott Laboratories, Inc...............................................        9,000        585,000
                    Biomet, Inc............................................................       15,400        367,675
                    US Surgical Corp.......................................................       23,500        619,813
                                                                                                            -------------
                                                                                                              5,335,519
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 13.6%
                    Aerospace & Military Technology -- 1.0%
                    General Motors Corp., Class H..........................................        8,500        569,500
                    Business Services -- 3.9%
                    Browning-Ferris Industries, Inc........................................       14,924        532,600
                    Johnson Controls, Inc..................................................       15,500        710,094
                    Waste Management, Inc..................................................       43,500      1,071,187

                    Electrical Equipment -- 1.1%
                    AMP, Inc...............................................................       15,500        673,281

                    Machinery -- 2.1%
                    Cincinnati Milacron, Inc...............................................        9,600        283,800
                    Ingersoll-Rand Co......................................................       24,000        981,000

                    Multi-Industry -- 1.9%
                    ITT Industries, Inc....................................................       34,500      1,095,375

                    Transportation -- 3.6%
                    Abb Ab ADR.............................................................        4,200        520,800
                    AMR Corp.+.............................................................        3,700        448,394
                    CNF Transportation, Inc................................................       14,400        626,400
                    Ryder System, Inc......................................................       14,000        508,375
                                                                                                            -------------
                                                                                                              8,020,806
                                                                                                            -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 2.8%
                    Broadcasting & Media -- 2.6%
                    News Corp., Ltd. ADR...................................................        4,000    $    86,750
                    Readers Digest Association, Inc., Class A..............................       24,500        586,469
                    Viacom, Inc., Class A+.................................................       14,500        503,875
                    Viacom, Inc., Class B+.................................................       10,500        367,500

                    Leisure & Tourism -- 0.2%
                    Tricon Global Restaurants, Inc.+.......................................        2,350         79,459
                                                                                                            -------------
                                                                                                              1,624,053
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 11.7%
                    Computers & Business Equipment -- 5.0%
                    Cabletron Systems, Inc.+...............................................       12,000        276,000
                    International Business Machines Corp...................................        5,500        602,594
                    Lexmark International Group, Inc., Class A+............................       19,500        621,562
                    Seagate Technology, Inc.+..............................................       20,000        453,750
                    Storage Technology Corp.+..............................................       15,500      1,000,719

                    Electronics -- 1.2%
                    Matsushita Electric Industrial Co., Ltd. ADR...........................        4,500        697,781

                    Software -- 2.5%
                    First Data Corp........................................................       31,500        891,844
                    Novell, Inc.+..........................................................       64,000        592,000

                    Telecommunications -- 3.0%
                    Tele-Communications TCI Ventures Group, Series A+......................       11,263        254,825
                    Tele-Communications, Inc., Series A+...................................       37,500        858,984
                    U.S. West Communications Group.........................................       14,500        655,219
                                                                                                            -------------
                                                                                                              6,905,278
                                                                                                            -------------
                    MATERIALS -- 4.5%
                    Chemicals -- 2.5%
                    Arco Chemical Co.......................................................        6,900        316,106
                    Dow Chemical Co........................................................        7,500        740,625
                    Eastman Kodak Co.......................................................        6,300        381,938

                    Forest Products -- 1.2%
                    Consolidated Papers, Inc...............................................        5,500        296,313
                    Louisiana-Pacific Corp.................................................       21,500        434,031

                    Metals & Minerals -- 0.8%
                    USX-US Steel Group, Inc................................................       15,700        491,606
                                                                                                            -------------
                                                                                                              2,660,619
                                                                                                            -------------
                    REAL ESTATE -- 1.2%
                    Real Estate Companies -- 0.3%
                    Security Capital Group, Inc., Class B+.................................        6,500        208,813

                    Real Estate Investment Trusts -- 0.9%
                    Boston Properties, Inc.................................................       15,500        505,687
                                                                                                            -------------
                                                                                                                714,500
                                                                                                            -------------
                    UTILITIES -- 8.9%
                    Electric Utilities -- 2.0%
                    Entergy Corp...........................................................       23,500        611,000
                    Public Service Enterprise Group, Inc...................................       20,000        583,750

                    Gas & Pipeline Utilities -- 3.0%
                    Coastal Corp...........................................................        8,500        497,781
                    Columbia Gas Systems, Inc..............................................        6,000        436,500
                    Pacific Gas & Electric Co..............................................       29,500        833,375

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 3.9%
                    GTE Corp...............................................................        7,000    $   353,938
                    MCI Communications Corp................................................       27,900      1,225,856
                    SBC Communications, Inc................................................        9,501        691,772
                                                                                                            -------------
                                                                                                              5,233,972
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $48,922,930)..................................                  55,040,622
                                                                                                            -------------

                                            PREFERRED STOCK -- 1.9%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.9%
                    Broadcasting & Media -- 1.9%
                    News Corp. Ltd. ADR (cost $898,748)....................................       57,000      1,125,750
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $49,821,678).........................                  56,166,372
                                                                                                            -------------

                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 5.3%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 4.50% due
                      12/1/97 (cost $3,130,000)............................................   $3,130,000      3,130,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $52,951,678)                                             100.5%                  59,296,372
                    Liabilities in excess of other assets --                          (0.5)                    (272,428)
                                                                                    ------                  -------------
                    NET ASSETS --                                                    100.0%                 $59,023,944
                                                                                    ======                  =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                           COMMON STOCK -- 88.3%                             SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.2%
                    Apparel & Textiles -- 1.3%
                    Nike, Inc., Class B.................................................       296,700    $   14,445,581

                    Housing -- 2.2%
                    Masco Corp. ........................................................       529,100        24,933,837
                    Maytag Corp. .......................................................         4,200           135,713

                    Retail -- 0.7%
                    Harcourt General, Inc. .............................................       150,600         8,245,350
                                                                                                            ------------
                                                                                                              47,760,481
                                                                                                            ------------
                    CONSUMER STAPLES -- 6.0%
                    Food, Beverage & Tobacco -- 6.0%
                    Archer-Daniels-Midland Co. .........................................       610,920        13,058,420
                    Coca-Cola Co. ......................................................        12,400           775,000
                    Gallaher Group PLC ADR..............................................         4,200            90,038
                    Nestle SA ADR.......................................................       338,600        24,913,680
                    Philip Morris Cos., Inc. ...........................................       557,900        24,268,650
                    Tyson Foods, Inc., Class A..........................................       276,400         5,009,750

                    Household Products -- 0.0%
                    Fortune Brands, Inc. ...............................................         4,200           151,988
                                                                                                            ------------
                                                                                                              68,267,526
                                                                                                            ------------
                    ENERGY -- 9.2%
                    Energy Services -- 7.3%
                    British Petroleum Co. PLC ADR.......................................        81,995         6,805,585
                    Burlington Resources, Inc. .........................................       341,300        15,187,850
                    Cooper Cameron Corp.+...............................................       203,300        12,388,593
                    EVI, Inc.+..........................................................       165,300         8,502,619
                    Halliburton Co. ....................................................       494,800        26,688,275
                    Nabors Industries, Inc.+............................................        44,900         1,574,306
                    Schlumberger Ltd. ..................................................       149,100        12,272,794

                    Energy Sources -- 1.9%
                    Amerada Hess Corp. .................................................         1,800           100,800
                    Amoco Corp. ........................................................         1,400           126,000
                    Atlantic Richfield Co. .............................................         4,800           391,200
                    Chevron Corp. ......................................................         8,100           649,519
                    Exxon Corp. ........................................................        24,800         1,512,800
                    Mobil Corp. ........................................................         2,200           158,262
                    Noble Affiliates, Inc. .............................................       245,557         9,116,304
                    Pioneer Natural Resources Co. ......................................       167,100         5,336,756
                    Sonat, Inc. ........................................................         2,200            95,838
                    Tosco Corp. ........................................................       122,800         3,998,675
                                                                                                            ------------
                                                                                                             104,906,176
                                                                                                            ------------
                    FINANCE -- 32.9%
                    Banks -- 11.2%
                    Banc One Corp. .....................................................       273,980        14,075,723
                    BankAmerica Corp. ..................................................       388,800        28,382,400
                    Barnett Banks, Inc. ................................................         2,800           197,050
                    Citicorp. ..........................................................       189,475        22,725,158
                    First Union Corp. ..................................................        35,400         1,725,750

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    Golden West Financial Corp. ........................................        73,000    $    6,542,625
                    U.S. Bancorp........................................................       131,400        14,133,712
                    Wells Fargo & Co. ..................................................       129,000        39,635,250

                    Financial Services -- 12.0%
                    American Express Co. ...............................................       434,100        34,239,637
                    Donaldson, Lufkin & Jenrette, Inc. .................................       106,800         7,783,050
                    Federal Home Loan Mortgage Corp. ...................................       339,600        14,008,500
                    Morgan (J.P.) & Co., Inc. ..........................................        81,800         9,340,537
                    Morgan Stanley, Dean Witter, Discover & Co. ........................       497,425        27,016,395
                    State Street Corp. .................................................       159,600         9,496,200
                    TCF Financial Corp. ................................................        44,100         2,607,413
                    Travelers Group, Inc. ..............................................       646,995        32,673,248

                    Insurance -- 9.4%
                    20th Century Industries.............................................       147,500         3,715,156
                    Allstate Corp. .....................................................       204,495        17,561,008
                    American International Group, Inc. .................................        62,700         6,320,944
                    Berkley (W.R.) Corp. ...............................................       201,600         8,391,600
                    Chubb Corp. ........................................................       180,700        12,818,406
                    General Re Corp.....................................................       177,500        35,233,750
                    Progressive Corp., Ohio.............................................       100,900        10,291,800
                    Transatlantic Holdings, Inc. .......................................       144,000        10,287,000
                    UNUM Corp. .........................................................        56,000         2,656,500

                    Investment Companies -- 0.3%
                    Morgan Stanley Asia-Pacific Fund....................................       475,467         3,536,286
                                                                                                            ------------
                                                                                                             375,395,098
                                                                                                            ------------
                    HEALTHCARE -- 5.3%
                    Drugs -- 4.1%
                    American Home Products Corp. .......................................         2,200           153,725
                    Bristol-Myers Squibb Co. ...........................................        51,600         4,831,050
                    Lilly (Eli) & Co. ..................................................        60,200         3,796,362
                    Merck & Co., Inc. ..................................................        25,100         2,373,519
                    Pfizer, Inc. .......................................................       185,200        13,473,300
                    SmithKline Beecham PLC ADR..........................................       446,600        22,162,525

                    Medical Products -- 1.2%
                    Johnson & Johnson Co. ..............................................        55,700         3,505,619
                    Novartis AG ADR.....................................................       125,900        10,058,302
                                                                                                            ------------
                                                                                                              60,354,402
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 6.2%
                    Aerospace & Military Technology -- 0.8%
                    Boeing Co. .........................................................       170,300         9,047,188

                    Business Services -- 0.0%
                    ACNielsen Corp.+....................................................           133             2,984
                    Cognizant Corp.+....................................................           400            17,150
                    Dun & Bradstreet Corp. .............................................           400            11,200
                    Waste Management, Inc. .............................................         1,400            34,475

                                                           ---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Electrical Equipment -- 0.1%
                    General Electric Co. ...............................................        12,200    $      899,750

                    Machinery -- 1.1%
                    Smith International, Inc.+..........................................       194,200        12,428,800

                    Transportation -- 4.2%
                    Burlington Northern Santa Fe........................................       273,400        25,016,100
                    Illinois Central Corp. .............................................       211,650         7,632,628
                    Union Pacific Corp. ................................................       253,400        15,204,000
                                                                                                            ------------
                                                                                                              70,294,275
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 5.6%
                    Broadcasting & Media -- 2.8%
                    AirTouch Communications, Inc.+......................................       413,600        16,233,800
                    Gannett Co., Inc. ..................................................       188,600        10,950,588
                    Tribune Co. ........................................................        89,800         5,062,475
                    Washington Post Co., Class B........................................           100            45,525

                    Leisure & Tourism -- 2.8%
                    McDonald's Corp. ...................................................       661,800        32,097,300
                                                                                                            ------------
                                                                                                              64,389,688
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 13.9%
                    Communication Equipment -- 0.2%
                    Molex, Inc. ........................................................        66,225         2,520,689

                    Computers & Business Equipment -- 7.3%
                    Hewlett-Packard Co. ................................................       630,900        38,524,332
                    International Business Machines Corp. ..............................       405,200        44,394,725

                    Electronics -- 5.0%
                    Intel Corp. ........................................................       154,400        11,985,300
                    Motorola, Inc. .....................................................       233,200        14,662,450
                    Novellus Systems, Inc.+.............................................       188,600         7,096,075
                    Texas Instruments, Inc. ............................................       472,000        23,246,000

                    Telecommunications -- 1.4%
                    360 Communications Co.+.............................................       298,600         5,748,050
                    Globalstar Telecommunications Ltd.+.................................        21,148         1,048,148
                    Loral Space & Communications Corp.+.................................        83,200         1,846,000
                    Qwest Communications International, Inc.+...........................       129,500         7,073,937
                                                                                                            ------------
                                                                                                             158,145,706
                                                                                                            ------------
                    MATERIALS -- 1.0%
                    Chemicals -- 0.0%
                    Dow Chemical Co. ...................................................           600            59,250

                    Forest Products -- 0.0%
                    International Paper Co. ............................................         1,300            61,669
                    Union Camp Corp. ...................................................         2,000           120,125

                    Metals & Minerals -- 1.0%
                    Martin Marietta Materials, Inc. ....................................       312,300        10,813,387
                                                                                                            ------------
                                                                                                              11,054,431
                                                                                                            ------------
                    REAL ESTATE -- 4.0%
                    Real Estate Companies -- 0.8%
                    Crescent Operating, Inc.+...........................................        45,330           759,277
                    The Rouse Co. ......................................................       272,700         8,590,050

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts -- 3.2%
                    Crescent Real Estate Equities Co. ..................................       449,400    $   17,301,900
                    Federal Realty Investment Trust.....................................        47,800         1,203,963
                    General Growth Properties...........................................       224,500         8,278,437
                    Kimco Realty Corp. .................................................        10,550           362,656
                    Saul Centers, Inc. .................................................        30,500           537,563
                    Simon DeBartolo Group, Inc. ........................................           400            13,075
                    United Dominion Realty Trust, Inc. .................................        52,200           766,688
                    Vornado Realty Trust................................................       159,400         7,143,112
                    Weingarten Realty Investors.........................................        15,200           633,650
                                                                                                            ------------
                                                                                                              45,590,371
                                                                                                            ------------
                    UTILITIES -- 0.0%
                    Electric Utilities -- 0.0%
                    Carolina Power & Light Co. .........................................           900            33,637
                    Duke Energy Corp. ..................................................         1,400            72,800
                    Edison International................................................           700            18,769
                    Enova Corp. ........................................................           500            13,000
                    New England Electric Systems........................................           500            20,625
                    Southern Co. .......................................................         1,600            38,400
                    Wisconsin Energy Corp. .............................................           800            21,600

                    Telephone -- 0.0%
                    SBC Communications, Inc. ...........................................         1,200            87,375
                                                                                                            ------------
                                                                                                                 306,206
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $765,631,967)..............................                   1,006,464,360
                                                                                                            ------------

                    PREFERRED STOCK -- 0.5%
                    -----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.3%
                    Banks -- 0.1%
                    Banc One Corp., Series convertible 3.50%............................         7,500           735,938

                    Financial Services -- 0.2%
                    Devon Financing Trust convertible 6.50%.............................        30,700         2,256,450
                                                                                                            ------------
                                                                                                               2,992,388
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.1%
                    Broadcasting & Media -- 0.1%
                    AirTouch Communications, Inc., Class C convertible 4.25%............        24,597         1,488,117
                                                                                                            ------------
                    REAL ESTATE -- 0.1%
                    Real Estate Companies -- 0.0%
                    Rouse Co., Series B 3.00%...........................................        10,000           500,000

                    Real Estate Investment Trusts -- 0.1%
                    Vornado Realty Trust, Series A 6.50%................................         9,100           609,131
                                                                                                            ------------
                                                                                                               1,109,131
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $4,810,031).............................                       5,589,636
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $770,441,998).....................                   1,012,053,997
                                                                                                            ------------

                                                           ---------------------

                                                                                            PRINCIPAL
                                       SHORT-TERM SECURITIES -- 11.0%                        AMOUNT            VALUE
                    -----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 11.0%
                    Federal Home Loan Mortgage Discount Notes 5.46% 12/01/97............   $12,275,000    $   12,275,000
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/02/97............    20,000,000        19,996,956
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/03/97............    26,080,000        26,072,060
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/05/97............    12,210,000        12,202,565
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/10/97............    18,900,000        18,874,107
                    Federal National Mortgage Association Discount Notes 5.50%
                      12/11/97..........................................................    13,820,000        13,798,886
                    Federal National Mortgage Association Discount Notes 5.60%
                      12/11/97..........................................................    22,920,000        22,884,347
                                                                                                          ---------------
                    TOTAL SHORT-TERM SECURITIES (cost $126,103,921).....................                     126,103,921
                                                                                                          ---------------
                    TOTAL INVESTMENTS --
                      (cost $896,545,919)                             99.8%                                1,138,157,918
                    Other assets less liabilities --                   0.2                                     1,895,369
                                                                     -----                                --------------
                    NET ASSETS --                                    100.0%                               $1,140,053,287
                                                                     =====                                ==============

              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 94.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 13.1%
                    Apparel & Textiles -- 0.9%
                    Liz Claiborne, Inc...................................................        40,800    $  2,050,200

                    Housing -- 0.9%
                    Masco Corp...........................................................        44,700       2,106,488

                    Retail -- 11.3%
                    Consolidated Stores Corp.+...........................................        57,750       2,808,094
                    Costco Cos., Inc.+...................................................        83,000       3,677,937
                    CVS Corp.............................................................        87,139       5,783,851
                    Dayton Hudson Corp...................................................        41,700       2,770,444
                    Safeway, Inc.+.......................................................        27,300       1,658,475
                    TJX Cos., Inc........................................................        67,000       2,311,500
                    Wal-Mart Stores, Inc.................................................       131,700       5,259,769
                    Walgreen Co..........................................................        75,100       2,417,281
                                                                                                           -------------
                                                                                                             30,844,039
                                                                                                           -------------
                    CONSUMER STAPLES -- 8.6%
                    Food, Beverage & Tobacco -- 3.3%
                    Campbell Soup Co.....................................................        29,400       1,646,400
                    Coca-Cola Enterprises, Inc...........................................        79,900       2,441,944
                    ConAgra, Inc.........................................................        64,000       2,300,000
                    Sara Lee Corp........................................................        26,300       1,390,612

                    Household Products -- 5.3%
                    Clorox Co............................................................        35,200       2,732,400
                    Colgate-Palmolive Co.................................................        37,300       2,492,106
                    Estee Lauder Cos., Inc., Class A.....................................        22,500       1,205,156
                    Procter & Gamble Co..................................................        78,600       5,998,163
                                                                                                           -------------
                                                                                                             20,206,781
                                                                                                           -------------
                    ENERGY -- 6.2%
                    Energy Services -- 3.9%
                    Halliburton Co.......................................................        86,400       4,660,200
                    Schlumberger Ltd.....................................................        55,800       4,593,038

                    Energy Sources -- 2.3%
                    Exxon Corp...........................................................        56,500       3,446,500
                    Mobil Corp...........................................................        26,700       1,920,731
                                                                                                           -------------
                                                                                                             14,620,469
                                                                                                           -------------
                    FINANCE -- 16.6%
                    Banks -- 4.6%
                    Banc One Corp........................................................        12,000         616,500
                    BankAmerica Corp.....................................................        68,900       5,029,700
                    Barnett Banks, Inc...................................................        19,200       1,351,200
                    Comerica, Inc........................................................        33,000       2,811,187
                    Fifth Third Bancorp..................................................         9,400         662,700
                    SunTrust Banks, Inc..................................................         5,800         411,800

                    Financial Services -- 9.6%
                    American Express Co..................................................        64,100       5,055,888
                    Associates First Capital Corp. Class A...............................         7,400         475,450
                    Franklin Resources, Inc..............................................        19,600       1,761,550
                    MBNA Corp............................................................       125,925       3,344,883

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Morgan Stanley, Dean Witter, Discover & Co...........................        41,700    $  2,264,831
                    Travelers Group, Inc.................................................       105,000       5,302,500
                    Washington Mutual, Inc...............................................        62,400       4,313,400

                    Insurance -- 2.4%
                    American International Group, Inc....................................        32,350       3,261,285
                    Conseco, Inc.........................................................        49,700       2,314,156
                                                                                                           -------------
                                                                                                             38,977,030
                                                                                                           -------------
                    HEALTHCARE -- 13.1%
                    Drugs -- 12.0%
                    Bristol-Myers Squibb Co..............................................        59,600       5,580,050
                    Cardinal Health, Inc.................................................        26,100       1,977,075
                    Lilly (Eli) & Co.....................................................        50,500       3,184,656
                    Merck & Co., Inc.....................................................        44,300       4,189,119
                    Pfizer, Inc..........................................................        72,300       5,259,825
                    Schering-Plough Corp.................................................        52,100       3,266,019
                    Warner-Lambert Co....................................................        33,100       4,629,862

                    Health Services -- 1.1%
                    HEALTHSOUTH Corp.+...................................................       100,100       2,627,625

                    Medical Products -- 0.0%
                    Guidant Corp.........................................................         1,700         109,225
                                                                                                           -------------
                                                                                                             30,823,456
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 10.1%
                    Business Services -- 1.1%
                    Quintiles Transnational Corp.+.......................................        13,300       1,039,063
                    USA Waste Services, Inc.+............................................        43,300       1,431,606

                    Electrical Equipment -- 5.0%
                    General Electric Co..................................................       116,000       8,555,000
                    Westinghouse Electric Corp...........................................       102,900       3,087,000

                    Machinery -- 0.9%
                    Ingersoll-Rand Co....................................................        54,400       2,223,600

                    Multi-Industry -- 3.1%
                    Textron, Inc.........................................................        49,600       2,932,600
                    Tyco International Ltd...............................................       110,200       4,325,350
                                                                                                           -------------
                                                                                                             23,594,219
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 5.1%
                    Broadcasting & Media -- 2.9%
                    Gannett Co., Inc.....................................................        89,600       5,202,400
                    Interpublic Group of Cos., Inc.......................................        35,600       1,706,575

                    Leisure & Tourism -- 2.2%
                    Carnival Corp., Class A..............................................        36,300       1,962,469
                    Marriott International, Inc..........................................        44,000       3,187,250
                                                                                                           -------------
                                                                                                             12,058,694
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 19.5%
                    Communication Equipment -- 1.7%
                    Ericsson (L.M.) Telephone Co. ADR Class B............................        46,900       1,896,519
                    Tellabs, Inc.+.......................................................        40,900       2,126,800

                    Computers & Business Equipment -- 3.8%
                    Compaq Computer Corp.+...............................................        41,100       2,566,181
                    Dell Computer Corp.+.................................................        25,500       2,146,781

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Computers & Business Equipment (continued)
                    EMC Corp.+...........................................................        93,200    $  2,825,125
                    Hewlett-Packard Co...................................................        18,200       1,111,338
                    Pitney Bowes, Inc....................................................         2,300         193,344

                    Electronics -- 2.4%
                    Applied Materials, Inc.+.............................................        34,600       1,141,800
                    Motorola, Inc........................................................        40,300       2,533,862
                    Texas Instruments, Inc...............................................        39,200       1,930,600

                    Software -- 10.3%
                    BMC Software, Inc.+..................................................        53,000       3,438,375
                    Computer Associates International, Inc...............................        70,650       3,678,216
                    Compuware Corp.+.....................................................        53,800       1,879,638
                    HBO & Co. ...........................................................        69,500       3,118,812
                    Microsoft Corp.+.....................................................        51,900       7,343,850
                    Parametric Technology Corp.+.........................................        37,400       1,891,038
                    PeopleSoft, Inc.+....................................................        43,400       2,839,987

                    Telecommunications -- 1.3%
                    Lucent Technologies, Inc.............................................        30,200       2,419,775
                    Tele-Communications TCI Ventures Group, Series A+....................        25,900         585,987
                                                                                                           -------------
                                                                                                             45,668,028
                                                                                                           -------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    SBC Communications, Inc..............................................        16,300       1,186,844
                    Sprint Corp..........................................................        77,900       4,562,018
                                                                                                           -------------
                                                                                                              5,748,862
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $176,927,574)......................                   222,541,578
                                                                                                           -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 5.2%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.2%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $12,233,778 and collateralized by $8,233,000 U.S. Treasury Notes 10.625% due
                      08/15/15 approximate aggregate value $12,473,023 (cost
                      $12,228,000).......................................................   $12,228,000      12,228,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $189,155,574)                                  100.0%                           234,769,578
                    Liabilities in excess of other assets --                 0.0                                (43,364)
                                                                          ------                           -------------
                    NET ASSETS --                                          100.0%                          $234,726,214
                                                                          ======                           =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 98.6%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 8.1%
                    Housing -- 1.7%
                    Home Depot, Inc. .....................................................       65,000    $  3,635,937

                    Retail -- 6.4%
                    Borders Group, Inc.+..................................................       50,000       1,428,125
                    CVS Corp. ............................................................       60,000       3,982,500
                    Rite Aid Corp. .......................................................       62,400       4,102,800
                    Safeway, Inc.+........................................................       75,500       4,586,625
                                                                                                           ------------
                                                                                                             17,735,987
                                                                                                           ------------
                    CONSUMER STAPLES -- 6.7%
                    Food, Beverage & Tobacco -- 2.6%
                    Philip Morris Cos., Inc. .............................................      132,500       5,763,750

                    Household Products -- 4.1%
                    Colgate-Palmolive Co. ................................................       34,000       2,271,625
                    Gillette Co. .........................................................       48,600       4,486,388
                    Sunbeam Corp. ........................................................       47,700       2,101,781
                                                                                                           ------------
                                                                                                             14,623,544
                                                                                                           ------------
                    ENERGY -- 12.4%
                    Energy Services -- 8.4%
                    BJ Services Co.+......................................................       26,000       1,867,125
                    Cooper Cameron Corp.+.................................................       14,400         877,500
                    Diamond Offshore Drilling, Inc. ......................................       34,900       1,740,637
                    Halliburton Co. ......................................................       64,900       3,500,544
                    Nabors Industries, Inc.+..............................................       36,600       1,283,287
                    Noble Drilling Corp.+.................................................       30,600         919,913
                    Rowan Cos., Inc.+.....................................................       27,600         938,400
                    Santa Fe International Corp.+.........................................       30,100       1,262,319
                    Schlumberger Ltd. ....................................................       49,100       4,041,544
                    Transocean Offshore, Inc. ............................................       39,700       1,883,269

                    Energy Sources -- 4.0%
                    Elf Aquitaine SA ADR..................................................       52,800       3,022,800
                    Tosco Corp. ..........................................................      105,000       3,419,062
                    YPF Sociedad Anonima ADR..............................................       66,300       2,225,194
                                                                                                           ------------
                                                                                                             26,981,594
                                                                                                           ------------
                    FINANCE -- 15.8%
                    Banks -- 8.4%
                    AmSouth Bancorp. .....................................................       10,000         520,625
                    Banco Rio de La Plata SA ADR+.........................................       65,000         816,563
                    BankAmerica Corp. ....................................................       57,200       4,175,600
                    BankBoston Corp. .....................................................       36,900       3,288,712
                    Citicorp..............................................................       22,000       2,638,625
                    Fleet Financial Group, Inc. ..........................................        1,900         125,519
                    Mellon Bank Corp. ....................................................       65,000       3,684,687
                    NationsBank Corp. ....................................................       51,500       3,093,219

                    Financial Services -- 4.9%
                    American Express Co. .................................................       40,000       3,155,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Compass Bancshares, Inc. .............................................       14,200    $    568,000
                    Franklin Resources, Inc. .............................................        4,100         368,487
                    Merrill Lynch & Co., Inc. ............................................       30,000       2,105,625
                    Price (T. Rowe) Associates, Inc. .....................................       10,100         656,500
                    Travelers Group, Inc. ................................................       75,000       3,787,500

                    Insurance -- 2.5%
                    Allstate Corp. .......................................................       45,000       3,864,375
                    Hartford Financial Services, Inc. ....................................       18,400       1,541,000
                                                                                                           ------------
                                                                                                             34,390,037
                                                                                                           ------------
                    HEALTHCARE -- 18.1%
                    Drugs -- 13.6%
                    Bristol-Myers Squibb Co. .............................................       36,700       3,436,038
                    Cardinal Health, Inc. ................................................       44,500       3,370,875
                    Elan Corp. PLC ADR+...................................................       22,300       1,176,325
                    Lilly (Eli) & Co. ....................................................       49,700       3,134,206
                    Pfizer, Inc. .........................................................      106,200       7,726,050
                    SmithKline Beecham PLC ADR............................................       90,000       4,466,250
                    Warner-Lambert Co. ...................................................       31,900       4,462,012
                    Watson Pharmaceuticals, Inc.+.........................................       66,300       1,972,425

                    Health Services -- 1.0%
                    HEALTHSOUTH Corp.+....................................................       83,900       2,202,375

                    Medical Products -- 3.5%
                    Centocor, Inc.+.......................................................       37,800       1,644,300
                    Guidant Corp. ........................................................       56,400       3,623,700
                    Medtronic, Inc. ......................................................       49,400       2,358,850
                                                                                                           ------------
                                                                                                             39,573,406
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 6.1%
                    Electrical Equipment -- 2.1%
                    General Electric Co. .................................................       62,500       4,609,375

                    Machinery -- 1.0%
                    Deere & Co. ..........................................................       41,100       2,252,794

                    Multi-Industry -- 2.1%
                    Tyco International Ltd. ..............................................      115,000       4,513,750

                    Transportation -- 0.9%
                    Federal Express Corp.+................................................       30,000       2,011,875
                                                                                                           ------------
                                                                                                             13,387,794
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 4.6%
                    Broadcasting & Media -- 4.6%
                    AirTouch Communications, Inc.+........................................      139,700       5,483,225
                    Chancellor Media Corp.+...............................................       20,800       1,249,300
                    Liberty Media Group Corp., Class A+...................................       97,700       3,297,375
                                                                                                           ------------
                                                                                                             10,029,900
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 23.8%
                    Communication Equipment -- 1.4%
                    CIENA Corp.+..........................................................       57,000       3,078,000

                    Computers & Business Equipment -- 8.0%
                    EMC Corp.+............................................................      113,000       3,425,313
                    International Business Machines Corp. ................................      106,800      11,701,275
                    Staples, Inc.+........................................................       83,500       2,353,656

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 7.9%
                    Adaptec, Inc.+........................................................       66,400    $  3,286,800
                    Linear Technology Corp. ..............................................       16,400       1,055,750
                    National Semiconductor Corp.+.........................................       92,200       3,054,125
                    Philips Electronics NV ADR............................................      113,200       7,584,400
                    Texas Instruments, Inc. ..............................................       45,000       2,216,250

                    Software -- 5.4%
                    BMC Software, Inc.+...................................................       35,200       2,283,600
                    Cisco Systems, Inc.+..................................................       33,500       2,889,375
                    Compuware Corp.+......................................................       67,400       2,354,787
                    HBO & Co.+............................................................       75,100       3,370,112
                    J.D. Edwards & Co.+...................................................        6,000         205,500
                    Yahoo!, Inc.+.........................................................       12,100         618,613

                    Telecommunications -- 1.1%
                    Lucent Technologies, Inc. ............................................       31,700       2,539,963
                                                                                                           ------------
                                                                                                             52,017,519
                                                                                                           ------------
                    MATERIALS -- 0.5%
                    Chemicals -- 0.5%
                    Solutia, Inc. ........................................................       49,000       1,117,813
                                                                                                           ------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    AT&T Corp. ...........................................................       99,300       5,548,387
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $190,643,244).......................                  215,405,981
                                                                                                           ------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 1.0%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 1.0%
                    International Lease Finance Corp. 5.52% due 12/2/97...................   $1,615,000       1,614,752
                    Koch Industries 5.53% due 12/1/97.....................................      600,000         600,000
                                                                                                           ------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $2,214,752)....................                    2,214,752
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $2,214,752).........................                    2,214,752
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $192,857,996)                              99.6%                                217,620,733
                    Other assets less liabilities --                    0.4                                     875,085
                                                                     ------                                ------------
                    NET ASSETS --                                     100.0%                               $218,495,818
                                                                     ======                                ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 95.7%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.7%
                    Automotive -- 0.7%
                    Ford Motor Co.........................................................      104,900    $  4,510,700

                    Housing -- 3.8%
                    Home Depot, Inc.......................................................      482,600      26,995,438

                    Retail -- 2.2%
                    Dayton Hudson Corp....................................................      138,900       9,228,169
                    Kohl's Corp.+.........................................................       90,300       6,535,462
                                                                                                           ------------
                                                                                                             47,269,769
                                                                                                           ------------
                    CONSUMER STAPLES -- 8.1%
                    Food, Beverage & Tobacco -- 6.9%
                    Campbell Soup Co......................................................      106,400       5,958,400
                    Coca-Cola Co..........................................................      157,600       9,850,000
                    Philip Morris Cos., Inc...............................................      758,400      32,990,400

                    Household Products -- 1.2%
                    Colgate-Palmolive Co..................................................       37,000       2,472,062
                    Gillette Co...........................................................       60,600       5,594,138
                                                                                                           ------------
                                                                                                             56,865,000
                                                                                                           ------------
                    ENERGY -- 1.7%
                    Energy Services -- 1.5%
                    Halliburton Co........................................................      193,100      10,415,331

                    Energy Sources -- 0.2%
                    Texaco, Inc...........................................................       21,700       1,226,050
                                                                                                           ------------
                                                                                                             11,641,381
                                                                                                           ------------
                    FINANCE -- 24.3%
                    Banks -- 7.8%
                    Chase Manhattan Corp..................................................       98,594      10,709,773
                    Citicorp..............................................................      168,700      20,233,456
                    NationsBank Corp......................................................      107,200       6,438,700
                    Norwest Corp..........................................................      262,040       9,810,122
                    U.S. Bancorp..........................................................       70,275       7,558,955

                    Financial Services -- 14.7%
                    Associates First Capital Corp., Class A...............................       70,300       4,516,775
                    Federal National Mortgage Association.................................      261,100      13,789,344
                    First Data Corp.......................................................      153,400       4,343,138
                    Household International, Inc..........................................       48,600       6,123,600
                    MBNA Corp.............................................................    1,126,500      29,922,656
                    Merrill Lynch & Co., Inc..............................................      238,900      16,767,794
                    Morgan Stanley, Dean Witter, Discover & Co............................      403,800      21,931,387
                    Washington Mutual, Inc................................................       88,000       6,083,000

                    Insurance -- 1.8%
                    American International Group, Inc.....................................       51,100       5,151,519
                    Progressive Corp......................................................       76,100       7,762,200
                                                                                                           ------------
                                                                                                            171,142,419
                                                                                                           ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 11.5%
                    Drugs -- 8.5%
                    Merck & Co., Inc......................................................      259,200    $ 24,510,600
                    Pfizer, Inc...........................................................      193,000      14,040,750
                    Schering-Plough Corp..................................................      337,100      21,131,956

                    Health Services -- 2.9%
                    United Healthcare Corp................................................      392,800      20,450,150

                    Medical Products -- 0.1%
                    Medtronic, Inc........................................................       25,000       1,193,750
                                                                                                           ------------
                                                                                                             81,327,206
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 7.1%
                    Machinery -- 0.1%
                    Applied Materials, Inc.+..............................................       35,800       1,181,400

                    Multi-Industry -- 7.0%
                    Tyco International Ltd................................................      778,000      30,536,500
                    United Technologies Corp..............................................      249,100      18,666,931
                                                                                                           ------------
                                                                                                             50,384,831
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 9.7%
                    Broadcasting & Media -- 3.5%
                    AirTouch Communications, Inc.+........................................      497,500      19,526,875
                    Liberty Media Group Corp., Class A+...................................      144,600       4,880,250

                    Leisure & Tourism -- 6.2%
                    Disney (Walt) Co......................................................      112,400      10,670,975
                    KLM Royal Dutch Air Lines NV ADR......................................       53,100       1,911,600
                    Northwest Airlines Corp. Class A+.....................................      273,200      11,337,800
                    UAL Corp.+............................................................      235,200      19,992,000
                                                                                                           ------------
                                                                                                             68,319,500
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 24.3%
                    Communication Equipment -- 7.6%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR...................      387,500      15,669,531
                    Nokia Corp., Class A ADR..............................................      457,400      38,021,375

                    Computers & Business Equipment -- 8.2%
                    Compaq Computer Corp..................................................      486,800      30,394,575
                    Dell Computer Corp.+..................................................      322,100      27,116,794

                    Electronics -- 2.0%
                    Intel Corp............................................................       55,300       4,292,663
                    KLA-Tencor Corp.+.....................................................      100,900       3,909,875
                    Texas Instruments, Inc................................................      126,600       6,235,050

                    Software -- 5.5%
                    Cisco Systems, Inc.+..................................................      298,500      25,745,625
                    Microsoft Corp.+......................................................       72,600      10,272,900
                    Oracle Systems Corp.+.................................................       74,600       2,485,112

                    Telecommunications -- 1.0%
                    Lucent Technologies, Inc..............................................       86,500       6,930,813
                                                                                                           ------------
                                                                                                            171,074,313
                                                                                                           ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 2.3%
                    Telephone -- 2.3%
                    MCI Communications Corp...............................................      355,200    $ 15,606,600
                    WorldCom, Inc.+.......................................................       19,900         636,800
                                                                                                           ------------
                                                                                                             16,243,400
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $593,295,973)................................                  674,267,819
                                                                                                           ------------
                    WARRANTS -- 3.4%+
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 3.4%
                    Electronics -- 3.4%
                    Intel Corp. 3/14/98 (cost $3,321,125).................................      422,000      24,027,625
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $596,617,098).......................                  698,295,444
                                                                                                           ------------
                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES -- 1.3%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 1.2%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 5.25%
                      due 12/01/97 @......................................................   $8,674,000       8,674,000
                                                                                                           ------------
                    U.S. GOVERNMENT -- 0.1%
                    United States Treasury Bills 4.91% due 12/18/97 @.....................      300,000         299,304
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $8,973,304).........................                    8,973,304
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $605,590,402)                                            100.4%                 707,268,748
                    Liabilities in excess of other assets --                          (0.4)                  (2,735,481)
                                                                                    ------                 ------------
                    NET ASSETS --                                                    100.0%                $704,533,267
                                                                                    ======                 ============

              -----------------------------

              +  Non-income producing securities

              ADR -- American Depository Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------

                    NUMBER OF                                    EXPIRATION        VALUE AT         VALUE AS OF       UNREALIZED
                    CONTRACTS            DESCRIPTION                DATE          TRADE DATE     NOVEMBER 30, 1997   DEPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                                Standard & Poor's 500
                     24 Long    Index........................  December 1997      $  5,736,900      $ 5,729,400        $ (7,500)
                                                                                                                     ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 95.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.3%
                    Telecommunications Argentina ADR, Class B (Information Technology)...        30,000    $    920,625
                                                                                                           ------------
                    AUSTRALIA -- 0.6%
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................       900,328       1,352,536
                    Normandy Mining Ltd. (Materials).....................................       658,000         566,138
                                                                                                           ------------
                                                                                                              1,918,674
                                                                                                           ------------
                    BELGIUM -- 1.0%
                    Barco NV (Industrial & Commercial)...................................         8,989       1,679,979
                    Bekaert SA (Industrial & Commercial).................................         2,700       1,678,943
                                                                                                           ------------
                                                                                                              3,358,922
                                                                                                           ------------
                    BRAZIL -- 0.2%
                    Telecomunicacoes Brasileirassa SA ADR (Information Technology).......         6,000         626,250
                                                                                                           ------------
                    DENMARK -- 0.7%
                    Den Danske Bank (Finance)+...........................................         7,300         866,769
                    Sophus Berendsen A/S, Series AB (Industrial & Commercial)............         9,000       1,407,842
                                                                                                           ------------
                                                                                                              2,274,611
                                                                                                           ------------
                    FINLAND -- 1.8%
                    Enso Oy, Series R (Materials)........................................       203,000       1,781,987
                    Huhtamaki Oy (Industrial & Commercial)...............................        19,100         816,829
                    Nokia Corp. AB, Class A ADR (Information Technology).................        35,569       2,862,146
                    Orion-yhtyma OY Series B (Healthcare)................................        21,000         807,488
                                                                                                           ------------
                                                                                                              6,268,450
                                                                                                           ------------
                    FRANCE -- 5.3%
                    Banque Nationale de Paris (Finance)..................................        30,248       1,475,687
                    Compagnie de St. Gobain (Materials)..................................        16,786       2,280,483
                    Compagnie Francaise d'Etudes et de Construction Technip (Industrial &
                      Commercial)........................................................         6,500         673,860
                    Elf Aquitaine SA (Energy)............................................        15,070       1,748,675
                    L'Air Liquide SA (Materials).........................................        11,600       1,825,487
                    Pinault Printemps Redoute (Consumer Discretionary)...................         5,400       2,762,523
                    Schneider SA (Industrial & Commercial)+..............................        43,000       2,301,763
                    Societe Generale (Finance)+..........................................        16,554       2,176,055
                    Total SA, Series B (Energy)..........................................        28,030       2,943,879
                                                                                                           ------------
                                                                                                             18,188,412
                                                                                                           ------------
                    GERMANY -- 1.8%
                    Adidas AG (Consumer Discretionary)...................................        15,400       2,170,060
                    Continental AG (Consumer Discretionary)..............................        48,900       1,238,097
                    Merck KGAA (Healthcare)..............................................        40,200       1,463,476
                    Schmalbach-Lubeca AG (Materials).....................................         7,300       1,368,103
                                                                                                           ------------
                                                                                                              6,239,736
                                                                                                           ------------
                    HONG KONG -- 2.1%
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       274,000       1,931,749
                    CITIC Pacific Ltd. (Information & Entertainment).....................       368,000       1,466,230
                    Dickson Concept Industries Ltd. (Industrial & Commercial)............       223,000         418,289

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG (continued)
                    HSBC Holdings PLC (Finance)+.........................................        57,473    $  1,386,585
                    Sun Hung Kai Properties Ltd. (Real Estate)+..........................       244,000       1,862,282
                                                                                                           ------------
                                                                                                              7,065,135
                                                                                                           ------------
                    INDONESIA -- 0.4%
                    PT Indostat alien shares (Information Technology)+...................       350,000         794,037
                    PT Telekomunikasi Indonesia, Series B alien shares (Information
                      Technology)........................................................       559,000         409,959
                    PT Telekomunikasi Indonesia ADR (Information Technology).............         6,000          87,750
                    PT Tempo Scan Pacific (Healthcare)...................................       310,000         118,986
                                                                                                           ------------
                                                                                                              1,410,732
                                                                                                           ------------
                    ITALY -- 2.0%
                    Credito Italiano SpA (Finance).......................................     1,190,000       3,258,179
                    Istituto Mobiliare Italiano (Finance)................................        63,900         667,644
                    Telecom Italia Mobile SpA (Information Technology)...................       230,000         931,284
                    Telecom Italia SpA (Information Technology)..........................       344,111       2,145,266
                                                                                                           ------------
                                                                                                              7,002,373
                                                                                                           ------------
                    JAPAN -- 13.9%
                    Advantest Corp. (Information Technology).............................        28,900       1,999,506
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)+.............................        91,300       1,323,448
                    Canon, Inc. (Information Technology).................................        60,000       1,447,992
                    Daito Trust Construction Co. (Industrial & Commercial)...............        95,130         614,199
                    Daiwa Securities Co., Ltd. (Finance).................................       375,000       1,307,542
                    Fujitec Co. (Information Technology).................................       102,000         505,105
                    Fujitsu Ltd. (Information Technology)................................       220,000       2,465,034
                    Hirose Electric Co., Ltd. (Industrial & Commercial)..................        12,000         721,175
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        69,000       2,497,787
                    Hoya Corp. (Healthcare)..............................................        28,000         855,632
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................        40,000         695,789
                    Kuraray Co., Ltd. (Materials)........................................        80,000         689,520
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................       680,000       1,145,544
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................        25,000       1,310,480
                    Makita Corp. (Industrial & Commercial)...............................       166,000       1,964,035
                    Nichiei Co., Ltd. (Materials)........................................        18,100       1,985,504
                    Nintendo Co., Ltd. (Information & Entertainment).....................        15,900       1,644,505
                    Olympus Optical Co. (Information & Entertainment)....................       130,000         951,381
                    Omron Corp. (Industrial & Commercial)................................       106,000       1,810,617
                    Rohm Co. (Information Technology)....................................        36,000       3,554,163
                    Santen Pharmaceutical Co. (Healthcare)+..............................        61,320         840,823
                    Shiseido Co., Ltd. (Consumer Staples)................................        66,000         894,652
                    Sony Corp. (Information Technology)..................................        43,000       3,672,478
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........       132,000       1,768,619
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        40,000       1,002,938
                    TDK Corp. (Information Technology)...................................        48,000       3,911,459
                    Terumo Corp. (Healthcare)............................................       123,000       1,927,522
                    Yamaha Motor Co. (Consumer Discretionary)............................       209,000       1,398,519
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................       112,000       2,720,470
                                                                                                           ------------
                                                                                                             47,626,438
                                                                                                           ------------
                    KOREA -- 0.0%
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        11,000         183,563
                                                                                                           ------------
                    MEXICO -- 0.6%
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+.....       155,000       1,256,833
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)..........        26,000         890,500
                                                                                                           ------------
                                                                                                              2,147,333
                                                                                                           ------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS -- 4.2%
                    Akzo Nobel NV (Materials)+...........................................        19,810    $  3,484,917
                    ASM Lithography Holdings NV (Industrial & Commercial)................        38,000       2,395,914
                    ING Groep NV (Finance)...............................................        65,025       2,643,798
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........        35,000       1,259,246
                    Philips Electronics NV (Information Technology)......................        18,000       1,189,252
                    Stork NV (Industrial & Commercial)...................................        45,600       1,670,447
                    Wolters Kluwer NV (Information & Entertainment)+.....................        12,500       1,654,884
                                                                                                           ------------
                                                                                                             14,298,458
                                                                                                           ------------
                    NORWAY -- 0.7%
                    Bergesen d.y. ASA, Class A (Industrial & Commercial).................        67,000       1,718,928
                    Den Norske Bank ASA (Finance)........................................       152,000         646,773
                                                                                                           ------------
                                                                                                              2,365,701
                                                                                                           ------------
                    PHILIPPINES -- 0.0%
                    Manila Electric Co., Class B (Utilities).............................        12,771          44,214
                                                                                                           ------------
                    SPAIN -- 1.5%
                    Banco Bilbao Vizcaya SA (Finance)....................................        40,500       1,223,610
                    Banco de Santander SA (Finance)......................................        21,000         635,169
                    Tabacalera SA, Series A (Consumer Staples)...........................        27,878       2,131,374
                    Telefonica de Espana SA (Utilities)..................................        42,500       1,225,606
                                                                                                           ------------
                                                                                                              5,215,759
                                                                                                           ------------
                    SWEDEN -- 1.3%
                    Ericsson L.M. Telecommunications Co., Classs B ADR (Information
                      Technology)........................................................        46,000       1,876,578
                    Volvo AB, Class B (Consumer Discretionary)...........................        62,700       1,672,758
                    Volvo AB, Class A (Consumer Discretionary)...........................        36,000         946,448
                                                                                                           ------------
                                                                                                              4,495,784
                                                                                                           ------------
                    SWITZERLAND -- 3.2%
                    Ciba Specialty Chemicals AG (Materials)+.............................        19,400       2,064,771
                    Nestle SA (Consumer Staples)+........................................         2,540       3,737,495
                    Novartis AG (Healthcare).............................................         1,300       2,077,009
                    Schindler Holding AG registered (Industrial & Commercial)............           400         454,482
                    Schindler Holding AG (Industrial & Commercial).......................           960       1,097,489
                    Zurich Versicherungsgesellschaft (Finance)...........................         3,480       1,464,441
                                                                                                           ------------
                                                                                                             10,895,687
                                                                                                           ------------
                    UNITED KINGDOM -- 8.6%
                    Bass PLC (Consumer Staples)+.........................................       190,800       2,739,060
                    Beazer Group PLC (Consumer Discretionary)............................       435,000       1,208,535
                    BPB Industries PLC (Materials).......................................        74,700         426,424
                    British Aerospace PLC (Industrial & Commercial)......................        79,100       2,158,848
                    British Airways PLC (Information & Entertainment)....................       140,000       1,269,716
                    British Petroleum Co. PLC (Energy)...................................        73,852       1,010,303
                    Compass Group PLC (Information & Entertainment)......................       204,400       2,440,644
                    Holliday Chemical Holdings PLC (Materials)...........................       334,860         978,394
                    HSBC Holdings PLC (Finance)..........................................        25,000         637,138
                    Kingfisher PLC (Consumer Discretionary)..............................        65,993         909,478
                    Ladbroke Group PLC (Information & Entertainment).....................       507,352       2,304,973
                    Lloyds TSB Group Ltd. PLC (Finance)..................................       187,000       2,131,815
                    Royal & Sun Alliance Insurance Group PLC (Finance)...................       187,967       1,692,049
                    Rugby Group PLC (Industrial & Commercial)............................       593,060       1,252,025
                    SmithKline Beecham PLC ADR (Healthcare)..............................        30,800       1,528,450
                    TI Group PLC (Industrial & Commercial)...............................        15,016         121,350
                    Tomkins PLC (Multi-industry).........................................       500,700       2,545,355

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    United News & Media PLC (Information & Entertainment)................        83,426    $  1,052,510
                    Whitbread PLC (Consumer Staples).....................................       210,000       2,968,581
                                                                                                           ------------
                                                                                                             29,375,648
                                                                                                           ------------
                    UNITED STATES -- 44.9%
                    Abbott Laboratories, Inc. (Healthcare)...............................        35,100       2,281,500
                    ADC Telecommunications, Inc. (Information Technology)+...............        74,000       2,751,875
                    AlliedSignal, Inc. (Industrial & Commercial).........................        75,800       2,814,075
                    American Express Co. (Finance).......................................        19,000       1,498,625
                    American International Group, Inc. (Finance).........................        27,600       2,782,425
                    Applied Materials, Inc. (Industrial & Commercial)+...................        48,200       1,590,600
                    Baker Hughes, Inc. (Energy)..........................................        45,000       1,884,375
                    Brunswick Corp. (Information & Entertainment)........................        45,000       1,504,688
                    Campbell Soup Co. (Consumer Staples).................................        72,100       4,037,600
                    Carnival Corp., Class A (Information & Entertainment)................        52,100       2,816,656
                    Chase Manhattan Corp. (Finance)......................................        34,100       3,704,112
                    Cisco Systems, Inc. (Information Technology)+........................        41,000       3,536,250
                    COMPAQ Computer, Corp. (Information Technology)+.....................        75,250       4,698,422
                    CUC International, Inc. (Industrial & Commercial)+...................       110,000       3,162,500
                    Dayton Hudson Corp. (Consumer Discretionary).........................        51,200       3,401,600
                    Dell Computer Corp. (Information Technology)+........................        35,200       2,963,400
                    Disney (Walt) Co. (Information & Entertainment)......................        41,600       3,949,400
                    DSC Communications Corp. (Information Technology)+...................       117,000       2,639,813
                    Federal Express Corp. (Industrial & Commercial)+.....................        48,000       3,219,000
                    First Union Corp. (Finance)..........................................        70,400       3,432,000
                    Gannett Co., Inc. (Information & Entertainment)......................        80,000       4,645,000
                    Gillette Co. (Consumer Staples)......................................        16,200       1,495,463
                    Halliburton Co. (Energy).............................................        53,400       2,880,262
                    Harley-Davidson, Inc. (Consumer Discretionary).......................        80,000       2,115,000
                    Hartford Financial Services, Inc. (Finance)..........................        15,900       1,331,625
                    Household International, Inc. (Finance)..............................        21,800       2,746,800
                    Intel Corp. (Information Technology).................................        35,000       2,716,875
                    Kroger Co. (Consumer Discretionary)+.................................        80,200       2,761,887
                    Liberty Media Group Corp., Class A (Information & Entertainment).....        91,550       3,089,812
                    Liz Claiborne, Inc. (Consumer Discretionary).........................        50,000       2,512,500
                    Lucent Technologies, Inc. (Information Technology)...................        40,176       3,219,102
                    MBIA, Inc. (Finance).................................................        34,000       2,137,750
                    MBNA Corp. (Finance).................................................       121,125       3,217,383
                    Medtronic, Inc. (Healthcare).........................................        42,200       2,015,050
                    Merck & Co., Inc. (Healthcare).......................................        38,600       3,650,112
                    Microsoft Corp. (Information Technology)+............................        13,200       1,867,800
                    Morgan Stanley, Dean Witter, Discover & Co. (Finance)................        62,300       3,383,669
                    Nautica Enterprises, Inc. (Consumer Discretionary)+..................        79,000       2,216,938
                    New York Times Co., Class A (Information & Entertainment)............        59,900       3,556,562
                    Oracle Systems Corp. (Information Technology)+.......................        58,050       1,933,791
                    PepsiCo, Inc. (Consumer Staples).....................................        40,000       1,475,000
                    Philip Morris Cos., Inc. (Consumer Staples)..........................       110,200       4,793,700
                    Praxair, Inc. (Materials)............................................        40,000       1,757,500
                    Procter & Gamble Co. (Consumer Staples)..............................        30,400       2,319,900
                    Schering-Plough Corp. (Healthcare)...................................        49,800       3,121,837
                    Schlumberger Ltd. (Energy)...........................................        14,400       1,185,300
                    Solectron Corp. (Information Technology)+............................        43,000       1,566,813
                    Sun Microsystems, Inc. (Information Technology)+.....................        27,000         972,000
                    Sunbeam Corp. (Consumer Staples).....................................        75,100       3,309,094
                    Texaco, Inc. (Energy)................................................        45,000       2,542,500
                    TJX Cos., Inc. (Consumer Discretionary)..............................        82,000       2,829,000
                    Transocean Offshore, Inc. (Energy)...................................        23,300       1,105,294
                    Travelers Group, Inc. (Finance)......................................        76,599       3,868,249
                    Tyco International Ltd. (Industrial & Commercial)....................       120,400       4,725,700

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    United States Industries, Inc. (Consumer Staples)+...................        80,400    $  2,070,300
                    USA Waste Services, Inc. (Industrial & Commercial)+..................        41,200       1,362,175
                    WorldCom, Inc. (Utilities)...........................................        64,300       2,057,600
                                                                                                           -------------
                                                                                                            153,224,259
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $287,982,927)...............................                   325,146,764
                                                                                                           -------------

                                           PREFERRED STOCK -- 0.8%
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 0.8%
                    Henkel KGaA (Consumer Staples).......................................        22,160       1,362,146
                    ProSieben Media AG (Information & Entertainment).....................        26,658       1,278,858
                                                                                                           -------------
                                                                                                              2,641,004
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $2,330,689)..............................                     2,641,004
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $290,313,616)......................                   327,787,768
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 3.4%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 3.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.25% due 12/01/97 (cost $11,473,000)..............................   $11,473,000      11,473,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $301,786,616)                                            99.3%                   339,260,768
                    Other assets less liabilities --                                  0.7                      2,378,426
                                                                                   ------                  -------------
                    NET ASSETS --                                                   100.0%                  $341,639,194
                                                                                   ======                  =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                    --------------------------------------------------------------------------
                         CONTRACT                  IN            DELIVERY     GROSS UNREALIZED
                        TO DELIVER            EXCHANGE FOR         DATE         APPRECIATION
                    --------------------------------------------------------------------------
                    JPY   3,060,300,000     USD   25,710,325      02/04/98      $  1,468,715
                                                                                 -----------
                                                                              GROSS UNREALIZED
                                                                                DEPRECIATION
                    --------------------------------------------------------------------------
                    FRF      70,000,000     USD   11,485,201      12/05/97          (378,320)
                                                                                 -----------
                          Net Unrealized Appreciation.....................      $  1,090,395
                                                                                 ===========

              -----------------------------

                  FRF  --   French Franc                      USD  --   United States Dollar
                  JPY  --   Japanese Yen

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH
    AND INCOME PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 93.4%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.9%
                    YPF Sociedad Anonima ADR (Energy).....................................        11,058    $   371,134
                                                                                                            ------------
                    AUSTRALIA -- 1.0%
                    Westpac Banking Corp. (Finance).......................................        71,000        445,553
                                                                                                            ------------
                    BRAZIL -- 0.6%
                    Petroleo Brasileiro SA ADR (Energy)(1)................................        10,798        236,206
                                                                                                            ------------
                    CANADA -- 2.4%
                    Bank of Nova Scotia (Finance).........................................        14,251        618,807
                    National Bank of Canada (Finance).....................................        28,163        413,246
                                                                                                            ------------
                                                                                                              1,032,053
                                                                                                            ------------
                    FRANCE -- 10.4%
                    Compagnie Generale des Eaux (Multi-industry)..........................         6,895        911,033
                    Elf Aquitaine SA (Energy).............................................         6,112        709,217
                    Lafarge SA (Materials)................................................         6,717        443,757
                    Michelin SA, Class B (Consumer Discretionary).........................        12,750        686,819
                    Renault SA (Consumer Discretionary)...................................         1,080         30,241
                    Scor (Finance)........................................................         7,423        319,262
                    Societe Generale (Finance)+...........................................         3,595        472,570
                    Television Francais (Information & Entertainment).....................         3,024        266,885
                    Total SA, Class B (Energy)............................................         6,022        632,467
                                                                                                            ------------
                                                                                                              4,472,251
                                                                                                            ------------
                    GERMANY -- 12.0%
                    Altana AG (Healthcare)................................................         1,870        129,050
                    Bayer AG (Multi-industry).............................................        24,006        888,501
                    Bayerische Motoren Werke AG (Consumer Discretionary)..................           949        708,723
                    Deutsche Bank AG (Finance)............................................         7,271        466,317
                    Deutsche Lufthansa AG (Information & Entertainment)...................        24,051        456,880
                    Deutsche Telekom AG (Information Technology)..........................        42,324        858,000
                    Deutsche Telekom AG, ADR (Information Technology).....................         2,800         57,225
                    Siemens AG (Industrial & Commercial)..................................         9,579        562,464
                    Thyssen AG (Materials)................................................         1,965        467,990
                    VEBA AG (Utilities)...................................................         9,405        558,914
                                                                                                            ------------
                                                                                                              5,154,064
                                                                                                            ------------
                    HONG KONG -- 1.8%
                    Dao Heng Bank Group Ltd. (Finance)....................................       119,000        281,709
                    Guoco Group Ltd. (Finance)............................................       130,000        303,546
                    HSBC Holdings PLC (Finance)+..........................................         8,000        193,007
                                                                                                            ------------
                                                                                                                778,262
                                                                                                            ------------
                    IRELAND -- 3.4%
                    Allied Irish Banks (Finance)..........................................       104,336        913,955
                    CRH PLC (Industrial & Commercial).....................................        45,403        532,537
                                                                                                            ------------
                                                                                                              1,446,492
                                                                                                            ------------
                    ITALY -- 2.1%
                    ENI SpA (Energy)......................................................       151,441        884,069
                                                                                                            ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN -- 11.7%
                    Canon, Inc. (Information Technology)..................................        24,000    $   579,197
                    Fuji Photo Film Co., Ltd. (Materials).................................        13,000        467,542
                    Ito-Yokado Co., Ltd. (Consumer Discretionary).........................        10,000        451,322
                    KAO Corp. (Consumer Staples)..........................................        45,000        599,412
                    Kawasaki Steel Corp. (Materials)......................................       140,000        230,362
                    Matsushita Electric Works Ltd. (Information Technology)...............         6,000         48,893
                    NEC Corp. (Information Technology)....................................        38,000        401,959
                    Nikko Securities Co., Ltd. (Finance)..................................         3,000          9,168
                    Promise Co (Finance)..................................................        12,860        710,386
                    Ricoh Co. Ltd. (Industrial & Commercial)..............................        32,000        386,131
                    Sankyo Co., Ltd. (Healthcare).........................................        13,000        414,574
                    Sony Corp. (Information Technology)...................................         8,200        700,333
                                                                                                            ------------
                                                                                                              4,999,279
                                                                                                            ------------
                    MEXICO -- 1.1%
                    Cemex SA de CV (Materials)............................................        80,739        345,035
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+......        13,300        108,330
                                                                                                            ------------
                                                                                                                453,365
                                                                                                            ------------
                    NETHERLANDS -- 8.6%
                    ABN Amro Holdings NV (Finance)........................................        17,944        342,212
                    Akzo Nobel NV (Materials)+............................................         5,247        923,037
                    ING Groep NV (Finance)................................................        14,515        590,153
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)............         8,326        299,557
                    Koninlijke PTT Nederland NV (Information Technology)..................         9,485        380,870
                    Philips Electronics NV (Information Technology).......................         8,840        584,055
                    SGS Thomson Microelectronics NV (Information Technology)..............         8,266        582,917
                                                                                                            ------------
                                                                                                              3,702,801
                                                                                                            ------------
                    NEW ZEALAND -- 0.1%
                    Telecommunications Corp. of New Zealand Ltd. (Information
                      Technology).........................................................         4,000         20,532
                                                                                                            ------------
                    NORWAY -- 1.6%
                    Den Norske Bank ASA (Finance).........................................       160,641        683,541
                                                                                                            ------------
                    PORTUGAL -- 1.2%
                    Electricidad de Portugal SA (Utilities)...............................           900         16,267
                    Portugal Telecom SA (Information Technology)..........................        11,001        506,705
                                                                                                            ------------
                                                                                                                522,972
                                                                                                            ------------
                    SINGAPORE -- 0.9%
                    Development Bank of Singapore Ltd. alien shares (Finance).............        42,000        395,170
                                                                                                            ------------
                    SPAIN -- 1.1%
                    Iberdrola SA (Utilities)..............................................        37,899        484,190
                                                                                                            ------------
                    SWEDEN -- 4.8%
                    Pharmacia & Upjohn, Inc. ADR (Healthcare).............................        29,930      1,034,943
                    Sandvik AB, Class B (Industrial & Commercial).........................         8,711        261,166
                    SKF AB Series B (Materials)...........................................        18,200        426,627
                    Svenska Cellulosa AB, Class B (Materials).............................        15,105        331,580
                                                                                                            ------------
                                                                                                              2,054,316
                                                                                                            ------------
                    SWITZERLAND -- 6.3%
                    Ciba Specialty Chemicals AG (Materials)+..............................         6,924        736,932
                    Julius Baer Holdings AG (Finance).....................................            54         88,056
                    Nestle SA (Consumer Staples)+.........................................           584        859,329
                    Schweizerische Bankgesellschaft (Finance)+............................           383        487,547
                    Schweiz Bankverein (Finance)+.........................................         1,770        508,357
                                                                                                            ------------
                                                                                                              2,680,221
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM -- 21.4%
                    B.A.T. Industries PLC (Multi-industry)................................       120,669    $ 1,084,205
                    Bass PLC (Consumer Staples)+..........................................        40,687        584,089
                    British Petroleum Co. PLC (Energy)....................................        38,857        531,568
                    BTR Ltd. PLC (Industrial & Commercial)................................       174,400        605,289
                    Cookson Group PLC (Materials).........................................       113,440        392,757
                    General Electric Co. PLC (Multi-industry).............................       137,295        893,888
                    Glaxo Wellcome PLC (Healthcare).......................................        30,039        659,528
                    National Westminster Bank PLC (Finance)...............................        42,279        641,217
                    Norwich Union PLC (Finance)+..........................................        14,275         86,311
                    P & O PLC (Industrial & Commercial)...................................        35,094        379,923
                    Rio Tinto PLC (Materials).............................................        44,209        533,852
                    Rolls Royce PLC (Consumer Discretionary)..............................       211,492        846,538
                    Scottish Power PLC (Utilities)........................................        60,624        491,462
                    Shell Transport & Trading Co. PLC (Energy)............................        61,935        421,546
                    Tomkins PLC (Multi-industry)..........................................        94,969        482,784
                    Unilever NV PLC (Consumer Staples)....................................        69,710        549,520
                                                                                                            ------------
                                                                                                              9,184,477
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $40,269,929).................................                   40,000,948
                                                                                                            ------------

                    PREFERRED STOCK -- 0.6%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.6%
                    Banco Bradesco SA (Finance) (cost $260,300)...........................    36,400,000        265,790
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $40,530,229)........................                   40,266,738
                                                                                                            ------------
                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES -- 4.7%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 4.7%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/17/97..........   $ 1,000,000        997,556
                    Federal National Mortgage Association Discount Note 5.49% due
                      12/23/97............................................................     1,000,000        996,645
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,994,201).........................                    1,994,201
                                                                                                            ------------

                    REPURCHASE AGREEMENT -- 2.1%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 2.1%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $917,433 and
                      collateralized by $618,000 U.S. Treasury Notes 10.625% due 8/15/15
                      approximate aggregate value $936,272 (cost $917,000)................       917,000        917,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $43,441,430)                          100.8%                                     43,177,939
                    Liabilities in excess of other assets --       (0.8)                                       (333,977)
                                                                  ------                                   -------------
                    NET ASSETS --                                 100.0%                                    $42,843,962
                                                                  ======                                   =============

              -----------------------------

               +  Non-income producing securities

              (1) Fair valued security; see Note 2

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------
                        CONTRACT               IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER         EXCHANGE FOR         DATE         APPRECIATION

                    ----------------------------------------------------------------------
                    FRF      115,220     USD      19,723      12/31/97       $      161
                                                                            -----------
                                                                          GROSS UNREALIZED
                                                                            DEPRECIATION
                    ----------------------------------------------------------------------
                    *USD   1,694,423     FRF   9,920,000      02/11/98       $   (6,245)
                    *USD     631,992     FRF   3,700,000      02/11/98           (2,329)
                    *USD     529,507     FRF   3,100,000      02/11/98           (1,952)
                    *FRF   9,920,000     USD   1,602,585      02/11/98          (85,593)
                    *FRF   3,700,000     USD     603,953      02/11/98          (25,710)
                    *FRF   3,100,000     USD     524,175      02/11/98           (3,380)
                                                                             ----------
                                                                               (125,209)
                                                                             ----------
                           Net Unrealized Depreciation................       $ (125,048)
                                                                             ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  FRF  --   French Franc                      USD  --   United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 81.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 1.3%
                    Amcor Holdings Ltd. (Materials)......................................        15,900    $     71,115
                    Australian Gas Light Co., Ltd. (Utilities)...........................         7,400          49,773
                    Australian National Industries Ltd. (Materials)......................        21,500          19,232
                    Boral Ltd. (Industrial & Commercial).................................        29,125          73,586
                    Brambles Industries Ltd. (Industrial & Commercial)...................         5,400         103,273
                    Broken Hill Proprietary Co., Ltd. (Materials)........................        45,622         418,385
                    Burns Philp & Co., Ltd. (Consumer Staples)...........................        11,879           2,433
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        18,862         140,417
                    Coles Myer Ltd. (Consumer Discretionary).............................        26,138         128,508
                    Crown Ltd. (Information & Entertainment).............................        13,534           8,040
                    CSR Ltd. (Industrial & Commercial)...................................        26,900          88,170
                    Fosters Brewing Group Ltd. (Consumer Staples)........................        45,700          84,569
                    General Property Trust (Real Estate).................................        29,800          53,314
                    Gio Australia Holdings Ltd. (Finance)................................        23,374          56,502
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................        29,602          44,470
                    ICI Australia Ltd. (Materials).......................................         7,000          47,871
                    Leighton Holdings Ltd. (Industrial & Commercial).....................         6,000          23,353
                    Lend Lease Corp., Ltd. (Finance).....................................         5,849         119,420
                    M.I.M. Holdings Ltd. (Materials).....................................        34,347          24,861
                    National Australia Bank Ltd. (Finance)...............................        29,241         386,765
                    Newcrest Mining Ltd. (Materials).....................................         6,331           6,312
                    News Corp., Ltd. (Information & Entertainment).......................        43,658         233,129
                    Normandy Mining Ltd. (Materials).....................................        38,131          32,808
                    North Ltd. (Materials)...............................................        16,332          41,877
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        21,700          44,454
                    Pioneer International Ltd. (Industrial & Commercial)+................        22,200          58,363
                    Plutonic Resources Ltd. (Materials)..................................         5,500           8,000
                    Renison Goldfields Consolidated Ltd. (Materials).....................         4,771           7,004
                    Rio Tintro Ltd. (Materials)..........................................         7,800          85,752
                    Santos Ltd. (Energy).................................................        14,613          60,370
                    Smith (Howard) Ltd. (Industrial & Commercial)........................         4,900          38,144
                    Sons of Gwalia Ltd. (Materials)......................................         3,000           7,006
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        15,165          46,703
                    TABCORP Holdings Ltd. (Information & Entertainment)..................         7,900          36,683
                    Telstra Corp. (Information Technology)+..............................        60,300         113,234
                    Western Mining Corp. Holdings Ltd. (Materials)+......................        23,822          76,210
                    Westfield Trust new shares (Real Estate).............................         1,677           3,058
                    Westfield Trust (Real Estate)........................................        30,054          59,022
                    Westpac Banking Corp., Ltd. (Finance)................................        41,300         259,174
                                                                                                           ------------
                                                                                                              3,161,360
                                                                                                           ------------
                    AUSTRIA -- 0.4%
                    Austria Mikro Systeme International AG (Industrial & Commercial).....           200          12,087
                    Austrian Airlines Osterreische Luftverkehrs AG (Information &
                      Entertainment)+....................................................           800          17,084
                    Bank Austria AG (Finance)............................................         2,600         121,520
                    Bank Austria AG (Finance)+...........................................         2,264         105,086
                    Bau Holdings AG (Consumer Discretionary).............................           200          11,443
                    Boehler-Uddeholm AG (Materials)......................................           600          40,517
                    BWT AG (Industrial & Commercial).....................................           100          15,593

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRIA (continued)
                    EA-Generali AG (Finance).............................................           300    $     70,833
                    Flughafen Wien AG (Industrial & Commercial)..........................         1,500          61,127
                    Lenzing AG (Materials)+..............................................           200          10,879
                    Mayr-Melnhof Karton AG (Materials)...................................           700          39,204
                    Oesterreichische Elektrizitaetswirtschafts AG, Class A (Utilities)...         1,800         144,180
                    Oesterreichische Brau-Beteiligungs AG (Consumer Staples).............           300          14,505
                    OMV AG (Energy)......................................................         1,300         169,174
                    Radex Heraklith Industriebeteiligungs AG (Materials).................           800          29,010
                    Steyr-Daimler-Puch AG (Industrial & Commercial)......................           600          17,092
                    VA Technologie AG (Industrial & Commercial)..........................           700         105,427
                    Wienerberger Baust (Materials).......................................           500          97,165
                                                                                                           ------------
                                                                                                              1,081,926
                                                                                                           ------------
                    FRANCE -- 8.3%
                    Accor SA (Information Technology)....................................         1,898         358,811
                    Alcatel Alsthom Compagnie General D'Electricite (Information
                      Technology)........................................................         7,193         901,669
                    AXA SA de CV (Finance)+..............................................        15,110       1,096,526
                    Banque Nationale de Paris (Finance)..................................        10,119         493,668
                    Bouygues SA (Consumer Discretionary).................................         1,351         136,627
                    Canal Plus (Information & Entertainment).............................         1,619         281,658
                    Carrefour SA (Consumer Discretionary)................................         1,850         989,980
                    Compagnie Financiere de Paribas SA (Finance)+........................         5,239         378,506
                    Compagnie Bancaire SA (Finance)......................................         1,370         204,689
                    Compagnie de St. Gobain (Materials)..................................         4,215         572,634
                    Compagnie Generale des Eaux (Multi-industry).........................         6,011         794,230
                    Elf Aquitaine SA (Energy)............................................        12,300       1,427,253
                    Eridania Beghin-Say SA (Consumer Staples)............................         1,450         225,484
                    Essilor International (Healthcare)...................................           545         151,961
                    Etablissements Economiques du Casino Guichard-Perrachon (Consumer
                      Discretionary).....................................................         4,225         234,178
                    France Telecom SA (Information Technology)+..........................        35,750       1,312,927
                    Groupe Danone (Consumer Staples).....................................         3,702         590,735
                    Havas SA (Industrial & Commercial)...................................         3,562         232,607
                    Imetal SA (Materials)................................................           775          91,898
                    L'Air Liquide SA (Materials).........................................         3,580         563,383
                    L' Oreal (Consumer Staples)..........................................         3,203       1,226,226
                    Lafarge SA (Materials)...............................................         4,629         305,814
                    Lagardere Group S.C.A. (Industrial & Commercial).....................         5,300         152,627
                    Legrand SA (Information Technology)..................................         1,490         283,951
                    Michelin SA, Class B (Consumer Discretionary)........................         5,836         314,375
                    Moet Henessy Louis Vuitton (Consumer Staples)........................         4,150         715,651
                    Pathe SA (Information & Entertainment)...............................           400          77,109
                    Pernod-Ricard (Consumer Staples).....................................         3,275         166,432
                    Peugeot SA (Consumer Discretionary)..................................         2,475         279,644
                    Pinault Printemps Redoute (Consumer Discretionary)...................         1,010         516,694
                    Promodes (Consumer Discretionary)....................................           910         334,508
                    Rhone-Poulenc Rorer SA, Class A (Healthcare).........................        16,113         724,407
                    Sagem SA (Industrial & Commercial)...................................           240         108,102
                    Sanofi SA (Healthcare)...............................................         5,167         517,286
                    Schneider SA (Industrial & Commercial)+..............................         6,272         335,736
                    Simco SA registered (Real Estate)....................................         1,221          86,870
                    Societe BIC SA (Industrial & Commercial).............................         3,200         222,086
                    Societe Eurafrance SA (Finance)......................................           190          76,601
                    Societe Generale (Finance)+..........................................         4,645         610,594
                    Sodexho SA (Information & Entertainment).............................           335         178,586
                    Suez Lyonnaise des Eaux (Multi-industry)+............................         5,875         631,956
                    Thomson CSF (Industrial & Commercial)................................         5,775         167,088
                    Total SA, Series B (Energy)..........................................        11,392       1,196,456

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Usinor Sacilor (Materials)...........................................        12,060    $    189,583
                    Valeo SA (Consumer Discretionary)....................................         3,150         208,317
                                                                                                           ------------
                                                                                                             20,666,123
                                                                                                           ------------
                    GERMANY -- 8.9%
                    Adidas AG (Consumer Discretionary)...................................         2,071         291,831
                    Agiv AG (Multi-industry)+............................................         1,486          30,504
                    Allianz Holdings AG (Finance)........................................         9,569       2,270,840
                    AMB Aachener Und Muenchner (Finance).................................           167         171,309
                    BASF AG (Materials)..................................................        25,017         885,206
                    Bayer AG (Multi-industry)............................................        30,578       1,131,741
                    Bayerische Hypotheken Und Bank AG (Finance)..........................         9,947         431,497
                    Bayerische Vereinsbank AG (Finance)..................................        10,524         625,114
                    Bilfinger & Berger Bau AG (Consumer Discretionary)...................         2,455          90,348
                    Brau Und Brunnen AG (Consumer Staples)...............................           334          27,841
                    CKAG Colonia Konzern AG (Finance)....................................         1,169          98,770
                    Continental AG (Consumer Discretionary)..............................         3,440          87,097
                    Daimler-Benz AG (Consumer Discretionary).............................        22,562       1,597,955
                    Degussa AG (Materials)...............................................         4,108         190,550
                    Deutsche Bank AG (Finance)...........................................        21,259       1,363,421
                    Deutsche Telekom AG (Information Technology).........................        92,569       1,876,576
                    Dresdner Bank AG (Finance)...........................................        19,105         741,016
                    Heidelberg Zement AG (Materials).....................................         2,278         178,261
                    Hochtief AG (Industrial & Commercial)................................         4,392         181,807
                    Karstadt AG (Consumer Discretionary).................................           418         145,299
                    Klockner Humboldt Deutz AG (Industrial & Commercial).................         2,171          14,773
                    Linde AG (Industrial & Commercial)...................................           484         301,625
                    Lufthansa AG (Information & Entertainment)...........................        15,247         289,637
                    Manitoba AG (Industrial & Commercial)................................           601         178,920
                    Mannesmann AG (Industrial & Commercial)..............................         1,570         730,916
                    Merck KGAA (Healthcare)..............................................         7,895         287,417
                    Metro AG (Consumer Discretionary)....................................         9,660         443,697
                    Munchener Ruckversicherungs (Finance)................................         3,399       1,062,007
                    Preussag AG (Materials)..............................................           785         224,572
                    RWE AG (Utilities)...................................................        14,880         729,445
                    SAP AG (Information Technology)......................................         2,713         789,208
                    Schering AG (Healthcare).............................................         3,390         332,560
                    Siemens AG (Industrial & Commercial).................................        23,236       1,364,382
                    STRABAG AG (Consumer Staples)........................................           167          11,004
                    Thyssen AG (Materials)...............................................         1,503         357,959
                    VEBA AG (Utilities)..................................................        21,827       1,297,119
                    Viag AG (Materials)..................................................         1,290         655,570
                    Volkswagen AG (Consumer Discretionary)...............................         1,219         691,239
                                                                                                           ------------
                                                                                                             22,179,033
                                                                                                           ------------
                    ITALY -- 6.0%
                    Acciaierie & Ferriere Lombarde (Materials)...........................         9,500          41,298
                    Assicurazione Generali SpA (Finance).................................        65,510       1,469,421
                    Banca Commerciale Italiana SpA (Finance)+............................       103,200         295,700
                    Banco Ambrosiano Veneto SpA (Finance)................................        40,900         134,001
                    Benetton Group SpA (Consumer Discretionary)..........................        13,678         207,439
                    Burgo (Cartiere) SpA (Materials).....................................        11,700          69,080
                    Credito Italiano SpA (Finance).......................................       178,500         488,727
                    Edison SpA (Utilities)...............................................        48,000         260,066
                    ENI SpA (Energy).....................................................       566,000       3,304,146
                    Fiat SpA (Consumer Discretionary)....................................       238,720         689,535
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        52,870          83,855
                    Impreglio SpA (Industrial & Commercial)+.............................        20,000          14,344

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    Istituto Bancario San Paolotorno (Finance)...........................        62,300    $    516,053
                    Istituto Mobiliare Italiano (Finance)................................        45,450         474,874
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       301,700         525,664
                    Italcementi Fabbriche SpA (Materials)................................        17,050         108,465
                    Italcementi Fabbriche SpA nonconvertible (Materials).................        11,650          29,807
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        47,900         184,800
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                      Discretionary).....................................................        17,000         128,910
                    Magneti Marelli SpA (Industrial & Commercial)........................        35,000          57,031
                    Mediaset SpA (Information & Entertainment)...........................        85,500         422,165
                    Mediobanca SpA (Finance).............................................        35,700         249,426
                    Montedison SpA (Multi-industry)......................................       209,650         173,297
                    Montedison SpA nonconvertible (Multi-industry).......................        67,100          37,948
                    Olivetti Spa (Information Technology)+...............................       260,720         146,240
                    Parmalat Finanziar SpA (Finance)+....................................       112,920         163,083
                    Pirelli SpA (Consumer Discretionary).................................       119,000         295,509
                    Riunione Adriatica de Sicur (Finance)................................        21,225         197,499
                    S.A.I Societa Assicuratrice Industriale SpA (Finance)................         9,950         100,792
                    Saffa SpA (Materials)+...............................................         1,300           3,582
                    Sirti SpA (Consumer Discretionary)...................................        22,100         133,043
                    SNIA BPD SpA (Multi-industry)........................................        53,000          52,768
                    Telecom Italia Mobile SpA (Information Technology)...................       467,900       1,894,557
                    Telecom Italia Mobile SpA RNC (Information Technology)...............       112,500         246,156
                    Telecom Italia SpA (Information Technology)..........................       253,055       1,577,602
                    Telecom Italia SpA nonconvertible (Information Technology)...........        64,709         255,081
                                                                                                           ------------
                                                                                                             15,031,964
                                                                                                           ------------
                    JAPAN -- 15.1%
                    Advantest Corp. (Information Technology).............................            60           4,151
                    Ajinomoto Co., Inc. (Consumer Staples)...............................        35,000         318,120
                    Aoki Corp. (Industrial & Commercial).................................        36,400           8,556
                    Aoyama Trading Co., Ltd. (Consumer Discretionary)....................         3,100          78,942
                    Asahi Bank Ltd. (Finance)............................................           100             423
                    Asahi Breweries Ltd. (Consumer Staples)..............................        23,400         328,196
                    Asahi Chemical Industry Co., Inc. (Materials)........................        70,000         301,665
                    Asahi Glass Co., Ltd. (Materials)....................................        64,200         409,975
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)+.............................       110,400       1,600,313
                    Bank of Yokohama Ltd. (Finance)......................................           100             310
                    Bridgestone Corp. (Industrial & Commercial)..........................        23,400         507,879
                    Canon, Inc. (Information Technology).................................        28,200         680,556
                    Casio Computer Co. (Information Technology)..........................        13,600         108,693
                    Chiba Bank Ltd. (Finance)............................................         8,000          31,216
                    Chugai Pharmaceutical Co., Ltd. (Healthcare).........................        23,400         145,763
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        27,400         543,169
                    Daiei, Inc. (Consumer Discretionary).................................        24,200         104,859
                    Daikin Industries Ltd. (Consumer Staples)............................        23,400         123,028
                    Daiwa House Industry Co., Ltd. (Consumer Discretionary)..............        23,400         188,850
                    Daiwa Securities Co., Ltd. (Finance).................................           600           2,092
                    East Japan Railway Co. (Industrial & Commercial).....................           137         622,605
                    Ebara Corp. (Industrial & Commercial)................................        14,600         162,445
                    Fanuc Ltd. (Information Technology)..................................         9,900         372,341
                    Fuji Bank Ltd. (Finance).............................................           800           4,294
                    Fuji Photo Film Co., Ltd. (Materials)................................        13,600         489,121
                    Fujitsu Ltd. (Information Technology)................................        54,400         609,536
                    Furukawa Electric Co., Ltd. (Industrial & Commercial)................        15,600          76,274
                    Hankyu Corp. (Industrial & Commercial)...............................        28,000         133,830
                    Hazama Corp. (Consumer Staples)......................................        21,300          12,684
                    Hitachi Ltd. (Information Technology)+...............................       116,800         828,239

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        27,000    $    977,395
                    Ito-Yokado Co., Ltd. (Consumer Discretionary)........................        14,600         658,931
                    Japan Airlines Co., Ltd. (Information & Entertainment)...............        72,100         224,280
                    Japan Energy Corp. (Energy)..........................................        52,400          78,420
                    Joyo Bank Ltd. (Finance).............................................           200             802
                    Jusco Co., Ltd. (Consumer Discretionary).............................        10,800         181,093
                    Kajima Corp. (Industrial & Commercial)...............................        43,800         144,141
                    Kansai Electric Power Co., Inc. (Utilities)..........................        31,100         528,791
                    KAO Corp. (Consumer Staples).........................................        28,800         383,624
                    Kawasaki Steel Corp. (Materials).....................................        36,000          59,236
                    Kinki Nippon Railway Co., Ltd. (Industrial & Commercial).............        50,500         279,753
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        45,800         352,763
                    Komatsu Ltd. (Industrial & Commercial)...............................        41,800         250,882
                    Kubota Ltd. (Industrial & Commercial)................................        63,000         217,693
                    Kumagai Gumi Co., Ltd. (Industrial & Commercial).....................        71,800          48,382
                    Kyocera Corp. (Information Technology)...............................         6,600         318,558
                    Kyowa Hakko Kogyo Co., Ltd. (Materials)..............................        20,400         102,300
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................        60,000         101,077
                    Marubeni Corp. (Consumer Discretionary)..............................        59,200         147,971
                    Marui Co., Ltd. (Consumer Discretionary).............................         3,800          59,549
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+...        63,000         982,331
                    Mitsubishi Chemical Corp. (Materials)................................        70,000         136,572
                    Mitsubishi Corp. (Consumer Discretionary)............................        61,000         476,051
                    Mitsubishi Electric Corp. (Information Technology)...................        81,800         226,252
                    Mitsubishi Estate Co., Ltd. (Real Estate)............................           600           6,958
                    Mitsubishi Heavy Industries Ltd. (Industrial & Commercial)...........       127,400         501,115
                    Mitsubishi Materials Corp. (Materials)...............................        41,600          93,875
                    Mitsubishi Trust & Banking Corp. (Finance)...........................        30,800         410,264
                    Mitsui & Co. (Materials).............................................        60,600         421,173
                    Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                      Commercial)........................................................        44,800          39,666
                    Mitsui Trust & Banking Co., Ltd. (Finance)...........................           600           1,011
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        22,200          62,621
                    Murata Manufacturing Co. Ltd. (Information Technology)...............         7,800         234,076
                    Mycal Corp. (Consumer Discretionary).................................        14,600         120,118
                    NEC Corp. (Information Technology)...................................        39,800         420,999
                    New Oji Paper Co., Ltd. (Materials)+.................................        45,800         190,557
                    NGK Insulators Ltd. (Industrial & Commercial)........................        23,400         218,186
                    Nippon Denso Co., Ltd. (Industrial & Commercial).....................        25,200         460,067
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        16,400          85,839
                    Nippon Fire & Marine Insurance Co., Ltd. (Finance)...................        20,400          63,138
                    Nippon Light Metal Co., Ltd. (Materials).............................        19,400          36,634
                    Nippon Meat Packers, Inc. (Consumer Staples).........................        20,400         266,938
                    Nippon Oil Co., Ltd. (Energy)........................................        66,200         230,825
                    Nippon Steel Corp. (Materials).......................................       259,000         478,934
                    Nippon Telegraph & Telephone Corp. (Utilities).......................           350       2,879,530
                    Nippon Yusen Kabushiki Kaish (Industrial & Commercial)...............        63,000         193,011
                    Nissan Motor Co., Ltd. (Consumer Discretionary)......................        79,600         346,155
                    NKK Corp. (Materials)................................................       136,200         137,667
                    Nomura Securities Co., Ltd. (Finance)................................           400           4,952
                    Odakyu Electric Railway Co., Ltd. (Industrial & Commercial)..........        24,000         115,651
                    Osaka Gas Co., Ltd. (Utilities)......................................        98,200         219,291
                    Penta Ocean Construction Co., Ltd. (Consumer Staples)................        20,400          35,325
                    Pioneer Electronic Corp. (Industrial & Commercial)...................         5,600          97,410
                    Rohm Co. (Information Technology)....................................         1,800         177,708
                    Sakura Bank Ltd. (Finance)...........................................        80,400         280,967
                    Sankyo Co., Ltd. (Healthcare)........................................        17,600         561,269
                    Sanwa Bank Ltd. (Finance)............................................        80,000         877,571
                    Sanyo Electric Co., Ltd. (Information Technology)....................        63,000         177,708

                                                           ---------------------
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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Secom Co. (Information Technology)...................................         5,000    $    313,418
                    Sega Enterprises Ltd. (Consumer Discretionary).......................         4,600         102,362
                    Sekisui House Ltd. (Consumer Discretionary)..........................        23,400         168,315
                    Sharp Corp. (Information Technology).................................        40,800         273,012
                    Shimano, Inc. (Industrial & Commercial)..............................         5,800         132,701
                    Shimizu Corp. (Consumer Discretionary)...............................        33,000         106,014
                    Shin-Etsu Chemical Co. Ltd. (Materials)..............................         9,000         213,673
                    Shiseido Co., Ltd. (Consumer Staples)................................         8,600         116,576
                    Shizuoka Bank Ltd. (Finance).........................................           200           1,849
                    Showa Denko KK (Materials)...........................................        41,800          61,902
                    Sony Corp. (Information Technology)..................................        10,800         922,390
                    Sumitomo Chemical Co., Ltd. (Materials)..............................        83,400         277,728
                    Sumitomo Corp. (Industrial & Commercial).............................        44,400         280,055
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        31,200         418,037
                    Sumitomo Forestry Co., Ltd. (Materials)..............................         8,800          59,299
                    Sumitomo Metal Industries Ltd. (Materials)...........................        83,800         170,719
                    Sumitomo Metal Mining Co., Ltd. (Materials)..........................        21,400          85,181
                    Sumitomo Osaka Cement Co., Ltd. (Materials)..........................        21,200          40,365
                    Sumitomo Trust & Banking Co., Ltd. (Finance).........................           200           2,539
                    Taisei Corp. (Consumer Discretionary)................................        45,800         105,865
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        13,600         340,999
                    Taiyo Yuden Co., Ltd. (Information Technology).......................        25,000         238,981
                    Takeda Chemical Industries Ltd. (Healthcare).........................        28,200         824,180
                    Teijin Ltd. (Consumer Discretionary).................................        45,800         120,219
                    Tobu Railway Co., Ltd. (Industrial & Commercial).....................        28,200          98,327
                    Tohoku Electric Power Co., Inc. (Utilities)..........................        16,200         244,983
                    Tokyo Corp. (Industrial & Commercial)................................        35,000         149,461
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        39,000         699,785
                    Tokyo Electron Ltd. (Information Technology).........................         3,100         118,778
                    Tokyo Gas Co. Ltd. (Utilities).......................................        93,400         223,209
                    Tokyo Marine & Fire Insurance Co., Ltd. (Finance)....................        70,000         663,663
                    Toppan Printing Co., Ltd. (Information & Entertainment)..............        28,200         382,261
                    Toray Industries, Inc. (Materials)...................................        70,100         318,574
                    Toto Ltd. (Materials)................................................        23,200         212,686
                    Toyobo Co., Ltd. (Consumer Discretionary)............................        45,800          69,978
                    Toyota Motor Corp. (Consumer Discretionary)..........................        91,200       2,629,704
                    Ube Industries Ltd. (Materials)......................................        41,800          75,330
                    Yamaichi Securities Co., Ltd. (Finance)..............................           900              14
                    Yasuda Trust & Banking Co., Ltd. (Finance)...........................           900             769
                    Yokogawa Electric Corp. (Information Technology).....................        23,000         151,021
                                                                                                           -------------
                                                                                                             37,597,103
                                                                                                           -------------
                    KOREA -- 0.0%
                    Samsung Electronic Co., Ltd. (Information Technology)................            27             967
                                                                                                           -------------
                    NETHERLANDS -- 2.6%
                    ABN Amro Holdings NV (Finance).......................................        28,172         537,271
                    Akzo Nobel NV (Materials)+...........................................         1,575         277,069
                    Elsevier NV (Consumer Discretionary).................................        14,500         245,157
                    Getronics NV (Information Technology)+...............................         1,810          62,207
                    Heineken NV (Consumer Staples).......................................         1,000         169,325
                    ING Groep NV (Finance)...............................................        15,958         648,823
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........         1,924          69,223
                    Koninklijke Ahold NV (Consumer Discretionary)........................        14,601         389,399
                    Koninklijke KNP BT (Materials).......................................         2,175          46,952
                    Koninklijke PTT Nederland NV (Information Technology)................         9,299         373,401
                    Nedlloyd Groep NV (Industrial & Commercial)..........................           550          12,648
                    Oce-Van Der Grinten NV (Information Technology)+.....................           405          46,159

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS (continued)
                    Philips Electronics NV (Information Technology)......................         7,050    $    465,790
                    Royal Dutch Petroleum Co. (Energy)...................................        42,300       2,203,014
                    Stork NV (Industrial & Commercial)...................................           744          27,255
                    Unilever NV PLC (Consumer Staples)...................................        12,800         744,568
                    Wolters Kluwer NV (Information & Entertainment)+.....................         1,368         181,111
                                                                                                           -------------
                                                                                                              6,499,372
                                                                                                           -------------
                    NORWAY -- 0.5%
                    Aker RGI ASA, Series A (Industrial & Commercial).....................         2,600          45,916
                    Bergesen d.y. ASA, Series A (Industrial & Commercial)................         2,300          59,008
                    Bergesen d.y. ASA, Series B (Industrial & Commercial)................           900          22,777
                    Christiania Bank Og Kreditkasse+ (Finance)...........................        22,400          80,674
                    Dyno Industrier ASA (Materials)......................................         1,300          25,127
                    Elkem ASA (Materials)................................................         2,100          29,786
                    Hafslund ASA, Series A (Utilities)...................................         4,100          24,515
                    Helikopter Services Group ASA (Industrial & Commercial)..............           900          10,262
                    Kvaerner ASA, Series A (Industrial & Commercial).....................         1,700          83,920
                    Leif Hoegh & Co. ASA (Industrial & Commercial).......................         1,300          25,489
                    NCL Holdings, ASA (Information & Entertainment)......................         5,600          20,947
                    Norsk Hydro ASA......................................................         9,600         494,591
                    Norske Skogindustrier ASA, Class A (Materials)+......................         1,100          33,651
                    Orkla ASA (Finance)..................................................         1,900         163,807
                    Petroleum Geo-Services (Energy)+.....................................         1,300          83,697
                    Unified Storebrand ASA (Finance).....................................        11,600          78,878
                    Unitor ASA (Industrial & Commercial).................................           800          10,346
                                                                                                           -------------
                                                                                                              1,293,391
                                                                                                           -------------
                    PORTUGAL -- 1.1%
                    Banco Commercial Portugues SA (Finance)..............................        13,000         274,140
                    Banco Espirito Santo e Comercial de Lisboa (Finance)+................         6,900         194,096
                    Banco Totta & Acores SA (Finance)....................................         5,000          94,340
                    BPI-SGPS SA (Finance)+...............................................         6,600         146,687
                    Cimpor-Cimentos de Portugal SA SGPS (Consumer Staples)...............         6,900         174,759
                    CIN-Corparacao Industrial de Norte SA (Materials)....................           300          18,629
                    Corticeira Amorim SA (Materials).....................................         1,300          14,789
                    Electricidad de Portugal SA (Utilities)..............................        30,500         551,268
                    INAPA-Investimentos Participacoes e Gestao SA (Materials)............           400          13,319
                    Jeronimo Martins SGPS SA (Consumer Staples)..........................         2,000          63,208
                    Portucel Industrial-Empresa Produtora de Celulose SA (Materials).....         7,400          47,554
                    Portugal Telecom SA (Information Technology).........................        19,100         879,745
                    Soares Da Costa (Consumer Discretionary).............................         1,000           7,769
                    Sonae Investimentos-Sociedade Gestora de Participacoes Sociais SA
                      (Industrial & Commercial)..........................................         3,400         127,075
                    UNICER-Uniao Cervejeira SA (Consumer Staples)........................           900          14,084
                                                                                                           -------------
                                                                                                              2,621,462
                                                                                                           -------------
                    SINGAPORE -- 0.9%
                    Asis Foods & Properties Ltd. (Consumer Staples)+.....................        22,666           5,440
                    City Developments Ltd. (Real Estate).................................        32,000         157,566
                    Creative Technolog Ltd. (Information Technology).....................         4,000         111,149
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................         9,000          38,106
                    DBS Land Ltd. (Real Estate)..........................................        38,000          64,595
                    Development Bank of Singapore Ltd. alien shares (Finance)............        19,000         178,767
                    First Capital Corp., Ltd. alien shares (Real Estate).................        12,000          13,549
                    Fraser & Neave Ltd. alien shares (Consumer Staples)..................        11,800          58,843
                    Hai Sun Hup Group Ltd. alien shares (Finance)........................        23,000          10,027
                    Hotel Properties Ltd. alien shares (Real Estate).....................        19,000          13,706
                    Inchcape Bhd alien shares (Multi-industry)...........................         8,000          21,377

                                                           ---------------------
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

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE (continued)
                    Keppel Corp., Ltd. (Industrial & Commercial).........................        29,000    $     98,228
                    Metro Holdings Ltd. (Consumer Discretionary).........................         4,000           7,502
                    NatSteel Ltd. (Materials)............................................        13,000          27,398
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................        35,000          20,856
                    Overseas Chinese Banking Corp., Ltd. alien shares (Finance)..........        33,534         200,878
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........         6,000          13,925
                    Parkway Holdings Ltd. alien shares (Real Estate).....................        13,000          30,823
                    Robinson & Co., Ltd. alien shares (Consumer Discretionary)...........         2,400           7,437
                    Shangri-La Hotel Ltd. alien shares (Information & Entertainment).....         6,400          12,284
                    Singapore Airlines Ltd. alien shares (Information & Entertainment)...        35,000         228,321
                    Singapore Press Holdings Ltd. alien shares (Information &
                      Entertainment).....................................................         7,800         106,658
                    Singapore Tech Industrial Corp. (Industrial & Commercial)............        29,000          29,468
                    Singapore Telecommunications Ltd. (Information Technology)...........       243,000         469,462
                    Straits Trading Co., Ltd. (Materials)................................        14,000          20,022
                    United Industrial Corp., Ltd. (Multi-industry).......................        58,000          27,286
                    United Overseas Bank Ltd. alien shares (Finance).....................        33,000         196,644
                    United Overseas Land (Real Estate)...................................        22,000          21,389
                                                                                                           -------------
                                                                                                              2,191,706
                                                                                                           -------------
                    SPAIN -- 4.4%
                    Acerinox SA (Materials)..............................................           787         122,977
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        15,186         202,670
                    Banco Bilbao Vizcaya SA (Finance)....................................        48,450       1,463,800
                    Banco Central Hispanoamericano SA (Finance)..........................        23,600         452,659
                    Banco de Santander SA (Finance)......................................        34,350       1,038,954
                    Corporacion Bancaria de Espana SA (Finance)..........................         9,050         561,414
                    Corporacion Financiera Alba SA (Multi-industry)......................         1,125         121,471
                    Corporacion Mapfre SA registered (Finance)...........................         1,968          96,084
                    Dragados & Construcciones SA (Consumer Discretionary)................         4,150          88,227
                    Ebro Agricolas, Compania de Alimentacion SA (Industrial &
                      Commercial)........................................................         3,450          59,694
                    Empresa Nacional Celulos SA (Materials)..............................         1,475          23,939
                    Endesa SA (Utilities)................................................        73,200       1,377,010
                    Ercros SA (Materials)................................................        12,200          12,436
                    Fomento de Construcciones y Contratas SA (Consumer Discretionary)....         4,300         170,720
                    Gas Natural SDG, SA (Utilities)......................................        10,800         534,532
                    Iberdrola SA (Utilities).............................................        66,700         852,146
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............         1,712          73,826
                    Mapfre Vida SA (Finance).............................................            13             802
                    Portland Valderrivas SA (Materials)..................................           475          38,705
                    Repsol SA (Energy)...................................................        21,600         934,344
                    Sociedad General de Aguas de Barcelona SA (Utilities)................         3,143         129,000
                    Tabacalera SA, Series A (Consumer Staples)...........................         2,600         198,779
                    Telefonica de Espana SA (Utilities)..................................        67,400       1,943,666
                    Union Electrica Fenosa SA (Utilities)................................        20,900         209,547
                    Uralita SA (Materials)...............................................         3,800          44,216
                    Vallehermoso SA (Real Estate)........................................         3,083          90,457
                    Viscofan Industria Navarra De Envolturas Celulosicas SA
                      (Materials)........................................................         1,700          41,956
                    Zardoya Otis SA (Industrial & Commercial)............................           625          72,723
                                                                                                           -------------
                                                                                                             10,956,754
                                                                                                           -------------
                    SWEDEN -- 2.7%
                    ABB AB, Class A (Utilities)..........................................        30,700         391,627
                    ABB AB, Class B (Utilities)..........................................         5,200          64,651
                    AGA AB, Series B (Materials).........................................         8,750         109,920
                    Astra AB, Class A (Healthcare).......................................        58,266       1,011,156
                    Astra AB, Class B (Healthcare).......................................        13,600         227,210
                    Atlas Copco AB, Series A (Industrial & Commercial)...................         6,850         210,251

---------------------
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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWEDEN (continued)
                    Electrolux AB, Series B (Consumer Discretionary).....................         3,700    $    291,342
                    Ericsson L.M. Telecommunications Co., Class B (Information
                      Technology)........................................................        40,100       1,635,887
                    Esselte AB, Series B (Information Technology)........................         1,800          37,182
                    Granges AB (Materials)+..............................................         1,650          26,284
                    Hennes & Mauritz AB Class B (Consumer Discretionary).................         8,900         411,487
                    Scanem AB, Series A (Industrial & Commercial)........................           250           9,551
                    Securitas AB, Series B (Industrial & Commercial).....................         3,700         111,170
                    Skandinaviska Enskilda Banken., Series A (Finance)...................        24,200         285,204
                    Skandia Forsakrings AB (Finance).....................................         4,700         247,737
                    Skanska AB, Series B (Industrial & Commercial).......................         5,600         230,629
                    SKF AB, Series B (Materials).........................................         3,600          84,388
                    Stora Kopparbergs Bergslags Aktiebolag, Series A (Materials).........        14,550         193,146
                    Svenska Cellulosa AB, Class B (Materials)............................         8,200         180,004
                    Svenska Handelsbanken, Series A (Finance)+...........................         9,800         345,218
                    Swedish Match AB (Consumer Staples)..................................        25,000          84,504
                    Trelleborg AB, Series B (Materials)..................................         6,700          93,712
                    Volvo AB, Series B (Consumer Discretionary)..........................        16,400         437,531
                                                                                                           -------------
                                                                                                              6,719,791
                                                                                                           -------------
                    SWITZERLAND -- 5.4%
                    ABB AG (Utilities)+..................................................           310         412,449
                    Adecco SA (Industrial & Commercial)+.................................           585         172,324
                    Alusuisse-Lonza Holdings AG (Multi-industry).........................           180         165,255
                    CS Holding AG (Finance)+.............................................         6,750         987,077
                    Fischer (Georg) AG, Series B (Consumer Staples)......................            25          34,367
                    Gebrueder Sulzer AG (Consumer Staples)+..............................           130          85,889
                    Holderbank Financiere Glarus AG (Materials)..........................           215         187,435
                    Nestle SA (Consumer Staples)+........................................         1,245       1,831,961
                    Novartis AG (Healthcare).............................................         2,025       3,235,342
                    Roche Holdings AG (Healthcare).......................................            51         776,196
                    Roche Holdings AG Genusscheine NPV (Healthcare)......................           218       1,950,961
                    Schweizerische BankGesellschaft (Finance)+...........................           730         185,086
                    Schweizerische BankGesellschaft, Series B (Finance)+.................           660         840,160
                    Schweizerische Rueckversicherungs-Gesellschaft (Consumer
                      Discretionary).....................................................           455         743,228
                    SGS Societe Generale de Surveillance Holding SA, Series B (Industrial
                      & Commercial)......................................................            60         112,105
                    SMH AG (Consumer Discretionary)......................................           165          90,149
                    Swiss Bank Corp. (Finance)+..........................................         2,390         686,425
                    Swissair AG, Series B (Information & Entertainment)+.................           110         143,576
                    Valora Holding AG (Industrial & Commercial)..........................           205          43,134
                    Zurich Versicherungs-Gesellschaft (Finance)..........................         1,495         629,120
                                                                                                           -------------
                                                                                                             13,312,239
                                                                                                           -------------
                    THAILAND -- 0.0%
                    Advance Agro PCL alien shares (Materials)+...........................           660             590
                    CMIC Finance & Security PCL alien shares (Finance)...................         6,700               0
                    Finance One PCL alien shares (Finance)...............................        37,700               0
                    General Finance & Securities PCL alien shares (Finance)..............         7,650               0
                    Land & House PCL alien shares (Real Estate)+.........................        34,119          10,384
                    Phoenix Pulp & Paper PCL alien shares (Materials)....................         1,600             477
                    TPI Polene PCL alien shares (Materials)..............................        51,400           5,108
                    Univest Land PCL alien shares (Real Estate)..........................        22,500               0
                                                                                                           -------------
                                                                                                                 16,559
                                                                                                           -------------
                    UNITED KINGDOM -- 24.2%
                    Abbey National PLC (Finance).........................................        74,650       1,191,423
                    Arjo Wiggins Appleton PLC (Materials)................................        37,325         106,535
                    Associated British Foods PLC (Consumer Staples)......................        26,650         245,525

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    B.A.T. Industries PLC (Multi-industry)...............................       165,361    $  1,485,761
                    Barclays PLC (Finance)...............................................        90,645       2,186,131
                    Bass PLC (Consumer Staples)..........................................        58,700         842,677
                    BG PLC (Utilities)...................................................       278,735       1,336,947
                    BICC Group PLC (Industrial & Commercial).............................        37,343          97,126
                    Blue Circle Industries PLC (Materials)...............................        69,400         398,513
                    BOC Group PLC (Materials)............................................        37,395         596,828
                    Boots Co. PLC (Consumer Discretionary)...............................        58,700         862,505
                    BPB Industries PLC (Materials).......................................        37,325         213,069
                    British Aerospace PLC (Industrial & Commercial)......................        26,638         727,021
                    British Airways PLC (Information & Entertainment)....................        63,904         579,571
                    British Petroleum Co. PLC (Energy)...................................       301,728       4,127,669
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        85,425         634,807
                    British Steel PLC (Materials)........................................       106,675         249,076
                    British Telecommunications PLC (Information Technology)..............       309,350       2,387,649
                    BTR Ltd. PLC (Industrial & Commercial)...............................       224,077         777,702
                    Burmah Castrol PLC (Energy)..........................................        16,029         269,902
                    Cable & Wireless PLC (Information Technology)........................       133,315       1,211,338
                    Cadbury Schweppes PLC (Consumer Discretionary).......................        58,696         609,660
                    Caradon PLC (Materials)..............................................        42,620         134,604
                    Centrica PLC (Utilities)+............................................       234,600         340,746
                    Coats Viyella PLC (Consumer Discretionary)...........................        48,095          83,664
                    Commercial Union PLC (Finance).......................................        37,348         514,078
                    Courtaulds PLC (Materials)...........................................        26,650         122,875
                    De La Rue PLC (Information & Entertainment)..........................         5,269          35,595
                    Emi Group PLC (Information & Entertainment)..........................        26,648         200,726
                    General Electric Co. PLC (Multi-industry)............................       154,675       1,007,045
                    GKN PLC (Industrial & Commercial)....................................        31,975         695,014
                    Glaxo Wellcome PLC (Healthcare)......................................       170,650       3,746,742
                    Granada Group PLC (Information & Entertainment)......................        37,331         534,020
                    Grand Metropolitan PLC (Information & Entertainment).................        73,942         673,107
                    Great Universal Stores PLC (Consumer Discretionary)..................        63,975         750,930
                    Guardian Royal Exchange PLC (Finance)................................        42,611         205,102
                    Guinness PLC (Consumer Staples)......................................        78,500         711,948
                    Hanson PLC (Industrial & Commercial).................................        32,072         163,312
                    Harrisons & Crossfield PLC (Multi-industry)..........................        69,250         138,593
                    HSBC Holdings PLC (Finance)..........................................       117,418       2,861,576
                    Imperial Chemical Industries PLC (Materials).........................        48,000         710,149
                    Ladbroke Group PLC (Information & Entertainment).....................        64,046         290,970
                    Land Securities PLC (Real Estate)....................................        42,600         692,851
                    LASMO PLC (Energy)...................................................        42,600         189,221
                    Legal & General Group Ltd PLC (Finance)+.............................        63,975         545,640
                    Lloyds TSB Group Ltd. (Finance)......................................       293,324       3,343,918
                    Lonrho PLC (Multi-industry)..........................................        42,604          66,198
                    Marks & Spencer PLC (Consumer Discretionary).........................       186,600       1,919,257
                    MEPC PLC (Real Estate)...............................................        31,925         287,923
                    National Power PLC (Utilities).......................................        74,650         712,962
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)+...........        42,673         461,972
                    Pilkington PLC (Materials)...........................................        80,014         174,325
                    Prudential Corp. PLC (Finance).......................................       106,710       1,149,820
                    Rank Group PLC (Information & Entertainment).........................        48,100         280,671
                    Redland PLC (Materials)..............................................        31,999         184,287
                    Reed International PLC (Information & Entertainment).................        74,650         794,912
                    Reuters Holdings PLC (Industrial & Commercial).......................        90,700       1,023,265
                    Rexam PLC (Materials)................................................        31,925         156,363
                    Rio Tinto PLC (Materials)............................................        63,998         772,817
                    RMC Group PLC (Materials)............................................        15,950         241,364
                    Royal & Sun Alliance Insurance Group PLC (Finance)...................        74,731         672,717

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Royal Bank of Scotland Group PLC (Finance)...........................        26,651    $    306,524
                    Safeway PLC (Consumer Discretionary)+................................        47,952         262,395
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        85,272         701,358
                    Schroders PLC (Finance)..............................................        10,675         307,575
                    Scottish Power PLC (Utilities).......................................        53,303         432,113
                    Sears PLC (Consumer Discretionary)...................................       106,675          88,280
                    Sedgwick Group PLC (Finance).........................................        32,071          67,706
                    Slough Estates PLC (Real Estate).....................................        26,650         155,507
                    Smithkline Beecham PLC (Healthcare)..................................       282,683       2,625,830
                    Southern Electric PLC (Utilities)....................................        26,571         201,492
                    Tarmac PLC (Consumer Discretionary)..................................        74,737         145,157
                    Taylor Woodrow PLC (Industrial & Commercial).........................        42,679         126,141
                    Tesco PLC (Consumer Staples).........................................       101,305         818,685
                    Thames Water PLC (Industrial & Commercial)...........................        37,261         561,337
                    Thorn PLC (Consumer Discretionary)+..................................        26,650          67,289
                    TI Group PLC (Industrial & Commercial)...............................        26,571         214,731
                    Unilever NV PLC (Consumer Staples)...................................       157,225       1,239,396
                    United Utilities PLC (Utilities).....................................        37,347         480,004
                    Vodafone Group PLC (Information Technology)..........................       176,057       1,177,478
                    Zeneca Group PLC (Real Estate).......................................        48,000       1,532,171
                                                                                                           -------------
                                                                                                             60,239,883
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $193,789,194)...............................                   203,569,633
                                                                                                           -------------
                    PREFERRED STOCK -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 0.1%
                    News Corp., Ltd. (Information & Entertainment).......................        31,965         155,454
                                                                                                           -------------
                    AUSTRIA -- 0.0%
                    Bank Austria AG (Finance)............................................         1,200          49,317
                    Bank Austria AG (Finance)............................................           900          37,351
                    Bau Holdings AG (Consumer Discretionary).............................           100           4,593
                                                                                                           -------------
                                                                                                                 91,261
                                                                                                           -------------
                    GERMANY -- 0.4%
                    RWE AG (Utilities)...................................................         9,920         399,669
                    SAP AG non voting (Information Technology)...........................         1,894         583,182
                                                                                                           -------------
                                                                                                                982,851
                                                                                                           -------------
                    ITALY -- 0.0%
                    Fiat SpA (Consumer Discretionary)....................................        80,850         124,020
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,091,560)..............................                     1,353,586
                                                                                                           -------------

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 0.0%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Establissements Economiques du Casino -- Perrachon 4.50% 2001
                      (Consumer Discretionary)...........................................    FRF 43,400          15,753
                    Simco SA 3.25% 2006 (Real Estate)....................................     FRF   479          41,463
                    Sodexho SA 6.00% 2004 (Industrial & Commercial)......................    FRF 30,000           5,162
                                                                                                           -------------
                                                                                                                 62,378
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY -- 0.0%
                    Mediobanca SpA 4.50% 2000 (Finance)..................................   ITL16,000,000  $      9,104
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $71,642)...................................                        71,482
                                                                                                           -------------
                    RIGHTS -- 0.1%+                                                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Sodexho SA 12/11/97 (Information & Entertainment)....................           335           4,188
                                                                                                           -------------
                    ITALY -- 0.1%
                    Banco Ambrosiano Veneto SpA 1/2/98 (Finance).........................        36,900         133,391
                                                                                                           -------------
                    NORWAY -- 0.0%
                    NCL Holding ASA 12/23/97 (Information & Entertainment)...............           622               0
                                                                                                           -------------
                    PORTUGAL -- 0.0%
                    Jeronimo Martins 12/31/97 (Consumer Staples).........................         2,000          94,811
                                                                                                           -------------
                    SPAIN -- 0.0%
                    Sociedad General de Aguas De Barcelona SA 12/15/97 (Utilities).......         3,143              14
                                                                                                           -------------
                    TOTAL RIGHTS (cost $0)...............................................                       232,404
                                                                                                           -------------

                                              WARRANTS -- 0.0%+                               SHARES
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Establissements Economiques du Casino -- Perrachon 12/31/99 (Consumer
                      Discretionary).....................................................           434           9,558
                    Compagnie Generale des Eaux 5/02/01 (Multi-industry).................         4,504           2,754
                    Sodexho SA 6/7/04 (Information & Entertainment)......................             6           1,320
                                                                                                           -------------
                                                                                                                 13,632
                                                                                                           -------------
                    HONG KONG -- 0.0%
                    Hongkong & Shanghai Hotels Ltd. 12/10/98 (Information &
                      Entertainment).....................................................         5,666             136
                    Hysan Development Co., Ltd. 4/30/98 (Real Estate)....................           975              13
                    Oriental Press Group 10/02/98 (Information & Entertainment)..........         5,600              40
                    Peregrine Investment Holdings Ltd. 5/15/98 (Finance).................         1,200              15
                    Stelux Holdings 2/28/98 (Consumer Discretionary).....................         5,800               7
                                                                                                           -------------
                                                                                                                    211
                                                                                                           -------------
                    ITALY -- 0.0%
                    La Rinascente 11/30/99 (Finance).....................................         2,650           3,259
                    Mediobanca SpA 12/31/99 (Finance)....................................         2,000             865
                    Riunione Adriatica de Sicurta SpA 12/16/97 (Finance).................           250             673
                    Riunione Adriatica de Sicurta SpA 12/16/97 RNC (Finance).............           150             374
                                                                                                           -------------
                                                                                                                  5,171
                                                                                                           -------------

---------------------

                                            WARRANTS (continued)                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 0.0%
                    Asia Foods & Properties Ltd. 7/12/02 (Consumer Staples)..............         1,700    $        238
                    Straits Steamship Land Ltd. 12/12/00 (Multi-industry)................         4,750           1,505
                                                                                                           -------------
                                                                                                                  1,743
                                                                                                           -------------
                    TOTAL WARRANTS (cost $11,963)........................................                        20,757
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $194,964,359)......................                   205,247,862
                                                                                                           -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 17.9%                                             AMOUNT
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 17.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.0% dated 11/28/97 to be repurchased 12/01/97 in the amount of
                      $44,568,563 and collateralized by $44,375,000 U.S. Treasury Notes
                      6.25% due 7/31/98
                      approximate aggregate value $45,445,788 (cost $44,550,000).........   $44,550,000      44,550,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $239,514,359)                        100.3%                                     249,797,862
                    Liabilities in excess of other assets --      (0.3)                                        (871,150)
                                                                 -----                                     -------------
                    NET ASSETS --                                100.0%                                    $248,926,712
                                                                 =====                                     =============

              -----------------------------

              + Non-income producing securities
              FRF -- French Franc
              ITL -- Italian Lira

                                                           ---------------------

                                        OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -------------------------------------------------------------------------------

                          CONTRACT                    IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER              EXCHANGE FOR           DATE         APPRECIATION
                    -------------------------------------------------------------------------------
                    *AUD       1,423,993     USD        1,022,000      12/18/97      $     49,003
                    *DEM         269,771     USD          157,099      01/16/98             3,666
                    *DEM       1,309,000     USD          748,556      01/16/98             4,058
                    *DEM       1,050,000     USD          600,446      01/16/98             3,255
                    *DEM       3,471,355     USD        1,985,106      01/16/98            10,762
                    *DEM       6,162,229     USD        3,523,892      01/16/98            19,103
                    *DEM       3,229,313     USD        1,875,000      02/12/98            35,674
                     DEM       4,089,516     USD        2,337,000      03/16/98             3,832
                    *ESP      86,733,100     USD          593,770      02/12/98            10,952
                    *ESP       3,831,540     USD           26,230      02/12/98               484
                    *FRF       5,910,284     USD        1,025,966      12/15/97            23,605
                    *FRF      12,083,773     USD        2,078,464      01/21/98            24,326
                    *FRF       1,176,727     USD          202,402      01/21/98             2,369
                     FRF      12,223,976     USD        2,087,000      03/16/98             3,169
                    *ITL   2,620,000,000     USD        1,533,150      01/21/98            17,011
                    *ITL   1,454,574,300     USD          851,176      01/21/98             9,444
                    *ITL   1,859,990,000     USD        1,088,414      01/21/98            12,076
                    *ITL   2,654,510,860     USD        1,553,345      01/21/98            17,235
                    *ITL   1,433,292,000     USD          840,000      02/19/98            10,649
                    *ITL     428,018,000     USD          252,269      02/19/98             4,604
                     JPY   1,047,959,750     USD        8,725,000      01/29/98           430,867
                     JPY     526,968,188     USD        4,362,500      01/29/98           191,782
                     JPY     199,916,000     USD        1,640,000      01/29/98            57,754
                     JPY   1,026,888,875     USD        8,725,000      02/05/98           589,527
                     JPY     526,335,625     USD        4,362,500      02/05/98           192,634
                    *JPY      45,479,716     USD          361,754      02/26/98               362
                    *JPY      19,827,084     USD          157,708      02/26/98               158
                    *NLG       1,295,840     USD          667,890      02/19/98            12,612
                    *NLG         630,778     USD          325,110      02/19/98             6,139
                    *USD       3,726,000     FRF       22,089,098      12/15/97            16,835
                    *USD         627,000     ESP       93,636,180      12/18/97             1,283
                    *USD       1,968,000     DEM        3,471,355      01/16/98             6,345
                    *USD       1,510,827     ITL    2,620,000,000      01/21/98             5,313
                    *USD         839,000     ITL    1,454,574,300      01/21/98             2,732
                                                                                       ----------
                                                                                        1,779,620
                                                                                       ----------

---------------------

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    -------------------------------------------------------------------------------

                          CONTRACT                    IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER              EXCHANGE FOR           DATE         DEPRECIATION
                    -------------------------------------------------------------------------------
                    *ESP      93,636,180     USD          626,664      12/18/97      $     (1,619)
                    *ESP      86,827,505     USD          581,097      12/18/97            (1,501)
                    *ESP     149,395,675     USD          999,837      12/18/97            (2,583)
                    *FRF       6,198,357     USD        1,040,377      12/15/97           (10,841)
                    *FRF      22,069,098     USD        3,704,236      12/15/97           (38,599)
                    *FRF       1,107,975     USD          186,387      01/21/98            (1,960)
                    *SGD       3,132,716     USD        1,939,162      03/05/98           (15,625)
                    *USD       1,028,681     FRF        5,910,284      12/15/97           (26,319)
                    *USD       1,078,819     FRF        6,198,357      12/15/97           (27,602)
                    *USD         597,500     ESP       86,827,505      12/18/97           (14,902)
                    *USD       1,025,999     ESP      149,395,675      12/18/97           (23,579)
                    *USD       1,027,838     AUD        1,423,993      12/19/97           (54,841)
                    *USD         157,282     DEM          269,771      01/16/98            (3,849)
                    *USD         749,842     DEM        1,309,000      01/16/98            (5,344)
                    *USD         602,983     DEM        1,050,000      10/16/98            (5,772)
                    *USD       3,592,718     DEM        6,162,229      01/16/98           (87,930)
                    *USD         192,748     FRF        1,107,975      01/21/98            (4,402)
                    *USD       2,107,500     FRF       12,083,773      01/21/98           (53,362)
                    *USD         204,709     FRF        1,176,727      01/21/98            (4,675)
                    *USD       1,100,000     ITL    1,859,990,000      01/21/98           (23,663)
                    *USD       1,565,603     ITL    2,654,510,860      01/21/98           (29,493)
                    *USD       1,883,530     DEM        3,229,313      02/12/98           (44,204)
                    *USD         597,500     ESP       86,733,100      02/12/98           (14,683)
                    *USD          26,341     ESP        3,831,540      02/12/98              (594)
                    *USD         847,049     ITL    1,433,292,000      02/19/98           (17,699)
                    *USD         252,951     ITL      428,018,000      02/19/98            (5,285)
                    *USD         672,500     NLG        1,295,840      02/19/98           (17,222)
                    *USD         326,524     NLG          630,778      02/19/98            (7,553)
                    *USD         364,801     JPY       45,479,716      02/26/98            (3,409)
                    *USD         157,972     JPY       19,827,084      02/26/98              (422)
                     USD         792,028     JPY       99,407,416      02/26/98            (2,114)
                    *USD       1,967,168     SGD        3,132,716      03/05/98           (12,382)
                     USD          47,523     JPY        5,937,000      03/16/98              (213)
                                                                                       ----------
                                                                                         (564,241)
                                                                                       ----------
                             Net Unrealized Appreciation.......................      $  1,215,379
                                                                                       ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                    AUD  --   Australian Dollar      FRF  --   French Franc      NLG  --   Netherlands Guilder
                    DEM  --   Deutsche Mark          ITL  --   Italian Lira      SGD  --   Singapore Dollar
                    ESP  --   Spanish Peseta         JPY  --   Japanese Yen      USD  --   United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO              INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 84.0%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    INFORMATION & ENTERTAINMENT -- 8.6%
                    Leisure & Tourism -- 8.6%
                    Bristol Hotel Co.+.....................................................        7,300    $   180,675
                    CapStar Hotel Co.+.....................................................       25,500        954,656
                    Host Marriott Corp.+...................................................        7,300        151,931
                    Premier Parks, Inc.+...................................................       12,400        483,600
                    Servico, Inc.+.........................................................       39,500        683,844
                    WHG Resorts & Casinos, Inc.+...........................................        3,800         84,550
                                                                                                            -------------
                                                                                                              2,539,256
                                                                                                            -------------
                    REAL ESTATE -- 75.4%
                    Real Estate Companies -- 7.0%
                    Boardwalk Equities, Inc.+..............................................       26,200        298,940
                    Catellus Development Corp.+............................................       50,800        939,800
                    Crescent Operating, Inc.+..............................................        1,780         29,815
                    Security Capital Group, Inc., Class B+.................................        7,800        250,575
                    The Rouse Co...........................................................        2,000         63,000
                    TrizecHahn Corp........................................................       21,700        501,812

                    Real Estate Investment Trusts -- 68.4%
                    Alexandria Real Estate Equities, Inc...................................       14,100        438,862
                    Ambassador Apartments, Inc. Class A....................................       18,400        366,850
                    Apartment Investment & Management Co...................................        4,900        173,338
                    Arden Reality, Inc.....................................................        3,200         97,400
                    Avalon Properties, Inc.................................................        5,700        175,275
                    Bay Apartment Communities, Inc.........................................       10,200        407,362
                    Beacon Properties Corp.................................................       14,100        634,500
                    Boston Properties, Inc.................................................       26,100        851,512
                    Boykin Lodging Co......................................................        7,000        181,563
                    California Reality Corp................................................       21,700        861,219
                    Camden Property Trust..................................................       10,000        326,875
                    CarrAmerica Realty Corp................................................        2,000         60,250
                    CCA Prison Reality Trust...............................................        5,100        181,687
                    CenterPoint Properties Corp............................................       12,100        400,812
                    Chelsea GCA Realty, Inc................................................        2,500         95,000
                    Crescent Real Estate Equities Co.......................................       25,300        974,050
                    Duke Realty Investments, Inc...........................................        6,200        142,600
                    Equity Office Properties Trust.........................................        5,700        184,894
                    Equity Residential Properties Trust....................................        1,100         55,000
                    Essex Property Trust, Inc..............................................       18,200        657,475
                    FelCor Suite Hotels, Inc...............................................       18,100        657,256
                    First Industrial Reality Trust, Inc....................................       18,000        635,625
                    First Union Real Estate Investments....................................        9,900        147,263
                    Gables Residential Trust...............................................        7,300        198,469
                    Glenborough Reality Trust, Inc.........................................       21,800        588,600
                    Golf Trust of America, Inc.............................................       14,300        386,100
                    Home Properties of New York, Inc.......................................        5,600        148,750
                    IRT Property Co........................................................       10,800        130,275
                    Irvine Apartment Communities, Inc......................................        8,800        273,350
                    JDN Realty Corp........................................................       17,000        528,062
                    Kilroy Reality Corp....................................................        6,400        168,000
                    Kimco Realty Corp......................................................        5,500        189,062
                    Liberty Property Trust.................................................       28,700        801,806
                    National Golf Properties, Inc..........................................        4,400        139,700

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts (continued)
                    Oasis Residential, Inc.................................................        1,000    $    21,813
                    Pacific Gulf Properties, Inc...........................................        3,800         85,025
                    Parkway Properties, Inc................................................       21,900        721,331
                    Patriot American Hospitality, Inc......................................       25,312        791,000
                    Post Properties, Inc...................................................       12,200        471,225
                    Prentiss Properties Trust..............................................       10,300        266,512
                    Public Storage, Inc....................................................       24,800        685,100
                    Reckson Associates Realty Corp.........................................       21,100        560,469
                    Security Capital Pacific Trust.........................................        8,642        210,109
                    Simon DeBartolo Group, Inc.............................................       18,100        591,644
                    SL Green Reality Corp..................................................        9,700        252,200
                    Starwood Lodging Trust.................................................       16,600        890,175
                    Storage USA, Inc.......................................................        6,000        234,375
                    Sunstone Hotel Investors, Inc..........................................       29,900        525,119
                    The Macerich Co........................................................        6,600        179,025
                    Tower Reality Trust Inc.+..............................................        6,100        148,688
                    United States Restaurant Properties, Inc...............................        9,850        235,169
                    Urban Shopping Centers, Inc............................................        3,200        106,600
                    Vornado Realty Trust...................................................       20,300        909,694
                    Weingarten Realty Investors............................................        1,800         75,038
                                                                                                            -------------
                                                                                                             22,303,095
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $23,518,812)..................................                  24,842,351
                                                                                                            -------------
                                            PREFERRED STOCK -- 3.7%
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 3.7%
                    Real Estate Companies -- 1.0%
                    Oasis Residential, Inc. convertible, Series A 2.25%....................          700         17,500
                    The Rouse Co. convertible, Series B 3.0%...............................        5,400        270,000

                    Real Estate Investment Trusts -- 2.7%
                    Equity Residential Properties Trust convertible, Series E 7.0%.........       24,200        674,575
                    Security Capital Pacific Trust convertible, Series A 1.75%.............          400         13,350
                    Vornado Realty Trust convertible, Series A 6.50%.......................        1,700        113,794
                                                                                                            -------------
                                                                                                              1,089,219
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $1,090,413)................................                   1,089,219
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $24,609,225).........................                  25,931,570
                                                                                                            -------------
                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 12.6%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 12.6%
                    Federal Home Loan Bank Consolidated Discount Note 5.35% due 12/1/97....   $  130,000        130,000
                    Federal Home Loan Mortgage Discount Notes 5.46% due 12/1/97............    3,600,000      3,600,000
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $3,730,000)..........................                   3,730,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $28,339,225)                                              100.3%                 29,661,570
                    Liabilities in excess of other assets --                           (0.3)                    (96,712)
                                                                                     ------                 -------------
                    NET ASSETS --                                                     100.0%                $29,564,858
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 94.8%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------


                    CONSUMER DISCRETIONARY -- 6.6%
                    Apparel & Textiles -- 1.5%
                    Gap, Inc..............................................................       10,000    $    536,875
                    Liz Claiborne, Inc....................................................       10,000         502,500
                    Tefron Ltd.+..........................................................       26,200         550,200

                    Housing -- 0.6%
                    D.R. Horton, Inc......................................................       25,000         445,313
                    Toll Brothers, Inc.+..................................................       10,000         241,250

                    Retail -- 4.5%
                    The Neiman Marcus Group, Inc.+........................................       25,000         823,437
                    Amazon.com., Inc.+....................................................        7,000         346,500
                    Ames Department Stores, Inc.+.........................................       65,000       1,105,000
                    Costco Cos., Inc.+....................................................        5,000         221,563
                    CVS Corp..............................................................       13,000         862,875
                    Kohl's Corp.+.........................................................        5,000         361,875
                    Office Depot, Inc.+...................................................       15,500         366,187
                    Woolworth Corp.+......................................................       25,000         540,625
                                                                                                           ------------
                                                                                                              6,904,200
                                                                                                           ------------
                    CONSUMER STAPLES -- 4.7%
                    Food, Beverage & Tobacco -- 1.7%
                    800-JR Cigar, Inc.+...................................................       20,000         550,000
                    Beringer Wine Estates Holdings, Inc., Class B+........................        4,900         159,250
                    Chiquita Brands International, Inc....................................       25,000         423,438
                    Fresh Del Monte Produce, Inc.+........................................       15,000         221,250
                    Ryan's Family Steak Houses, Inc.+.....................................       45,000         399,375

                    Household Products -- 3.0%
                    A.C. Moore Arts & Crafts, Inc.+.......................................        2,000          30,000
                    Dial Corp. New........................................................       60,000       1,162,500
                    Furniture Brands International, Inc.+.................................       10,000         195,625
                    Scotts Co., Class A+..................................................        7,000         204,750
                    Silgan Holdings, Inc.+................................................       12,000         417,000
                    Steiner Leisure Ltd.+.................................................       15,000         431,250
                    Sunbeam Corp..........................................................       15,000         660,937
                                                                                                           ------------
                                                                                                              4,855,375
                                                                                                           ------------
                    ENERGY -- 15.8%
                    Energy Services -- 13.5%
                    Anadarko Petroleum Corp...............................................       10,000         650,000
                    Baker Hughes, Inc.....................................................       10,000         418,750
                    Cliffs Drilling Co.+..................................................       17,600         976,800
                    Cooper Cameron Corp.+.................................................       20,000       1,218,750
                    Core Laboratories NV+.................................................       30,000       1,087,500
                    Diamond Offshore Drilling, Inc........................................       15,400         768,075
                    Eagle Geophysical, Inc.+..............................................        3,000          48,750
                    EVI, Inc.+............................................................       10,000         514,375
                    Falcon Drilling Co., Inc.+............................................       40,000       1,290,000
                    Friede Goldman International, Inc.+...................................       50,000       1,487,500
                    Global Marine, Inc.+..................................................       10,000         263,125
                    Marine Drilling Co., Inc. +...........................................       20,000         455,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    ENERGY (continued)
                    Energy Services (continued)
                    Nabors Industries, Inc. +.............................................       20,000    $    701,250
                    Noble Drilling Corp.+.................................................       28,000         841,750
                    Patterson Energy, Inc.+...............................................       20,200         742,350
                    Rowan Cos., Inc.+.....................................................       10,000         340,000
                    Seagull Energy Corp.+.................................................       10,000         228,125
                    Tidewater, Inc........................................................        3,000         168,187
                    Trico Marine Services, Inc.+..........................................       36,400       1,012,375
                    UTI Energy Corp.+.....................................................       15,000         420,000
                    Varco International, Inc.+............................................        6,400         327,600

                    Energy Sources -- 2.3%
                    ENSCO International, Inc. +...........................................       26,000         929,500
                    Kerr-McGee Corp.......................................................       10,000         663,125
                    KN Energy, Inc........................................................       10,000         467,500
                    Smith International, Inc.+............................................        5,000         320,000
                                                                                                           ------------
                                                                                                             16,340,387
                                                                                                           ------------
                    FINANCE -- 19.7%
                    Banks -- 9.4%
                    Bankers Trust New York Corp...........................................       17,490       2,073,658
                    First American Corp...................................................       33,800       1,673,100
                    First Chicago Corp....................................................       10,000         782,500
                    First International Bancorp, Inc......................................       14,500         197,563
                    Hamilton Bancorp, Inc.+...............................................       20,000         562,500
                    Hibernia Corp. Class A................................................       15,000         271,875
                    ING Groep NV..........................................................       15,115         615,936
                    Long Island Bancorp, Inc..............................................        5,367         252,920
                    PNC Bank Corp.........................................................       26,400       1,420,650
                    Popular Inc...........................................................       16,000         852,000
                    Summit Bancorp........................................................       22,500       1,049,062

                    Financial Services -- 9.0%
                    Allmerica Financial Corp..............................................        5,000         242,500
                    American Capital Strategies Ltd.+.....................................       18,000         333,000
                    Associates First Capital Corp., Class A...............................        5,000         321,250
                    Countrywide Credit Industries, Inc....................................       17,600         720,500
                    Crestar Financial Corp................................................       10,000         513,750
                    Donaldson, Lufkin & Jenrette, Inc.....................................       10,000         728,750
                    Federal Agricultural Mortgage Corp.+..................................        4,100         271,625
                    Hambrecht & Quist Group, Inc.+........................................       10,000         383,750
                    Healthcare Financial Partners, Inc.+..................................       25,400         838,200
                    Interra Financial, Inc................................................        9,000         496,687
                    Jefferies Group, Inc..................................................          400          28,350
                    Legg Mason, Inc.......................................................        9,900         478,913
                    Lehman Brothers Holdings, Inc.........................................       18,000         910,125
                    Merrill Lynch & Co., Inc..............................................        5,000         350,938
                    Metris Cos., Inc.+....................................................        9,500         361,000
                    New Century Financial Corp.+..........................................       25,000         328,125
                    PaineWebber Group, Inc................................................       15,000         504,375
                    Reliance Group Holdings, Inc..........................................       50,000         637,500
                    Stirling Cooke Brown Holdings.........................................       24,000         582,000
                    T&W Financial Corp.+..................................................       15,000         241,875

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 1.3%
                    Conseco, Inc..........................................................       10,000    $    465,625
                    Hartford Life, Inc....................................................       15,000         575,625
                    Penn Treaty American Corp.+...........................................       10,000         325,000
                                                                                                           ------------
                                                                                                             20,391,227
                                                                                                           ------------
                    HEALTHCARE -- 9.8%
                    Drugs -- 2.3%
                    IDEC Pharmaceuticals Corp.+...........................................       20,000         698,750
                    LifeCell Corp.+.......................................................        9,000          43,875
                    Mylan Laboratories, Inc...............................................       49,000       1,087,188
                    Watson Pharmaceuticals, Inc.+.........................................       20,000         595,000

                    Health Services -- 4.9%
                    Access Health, Inc.+..................................................       10,000         297,500
                    Advance Paradigm, Inc.+...............................................       10,000         296,250
                    Arterial Vascular Engineering, Inc.+..................................       20,000       1,107,500
                    Assisted Living Concepts, Inc.+.......................................       30,000         513,750
                    CORR Therapeutics, Inc.+..............................................       20,000         455,000
                    HEALTHSOUTH Corp.+....................................................       20,000         525,000
                    Neurex Corp.+.........................................................       20,000         312,500
                    NovaCare, Inc.+.......................................................       50,000         618,750
                    PhyCor, Inc.+.........................................................       10,000         246,250
                    Vision Twenty One, Inc.+..............................................       70,000         669,375

                    Medical Products -- 2.6%
                    Guidant Corp..........................................................       12,500         803,125
                    Gulf South Medical Supply, Inc. +.....................................       15,000         489,375
                    Osteotech, Inc.+......................................................       10,000         302,500
                    Protein Design Labs, Inc.+............................................       20,000         840,000
                    Rexall Sundown, Inc.+.................................................       10,000         237,500
                                                                                                           ------------
                                                                                                             10,139,188
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 10.2%
                    Aerospace & Military Technology -- 0.4%
                    REMEC, Inc.+..........................................................       17,000         397,375

                    Business Services -- 6.2%
                    American Disposal Services, Inc.+.....................................       20,000         712,500
                    Budget Group, Inc., Class A+..........................................        5,000         177,500
                    Checkfree Corp.+......................................................       15,000         392,812
                    Corrections Corp. of America+.........................................        5,000         173,125
                    Culligan Water Technologies, Inc.+....................................       15,000         673,125
                    Hvide Marine, Inc., Class A+..........................................        3,000          84,938
                    Jackson Hewitt, Inc.+.................................................       25,000       1,676,562
                    JLK Direct Distribution, Inc.+........................................       12,600         358,312
                    NCO Group, Inc.+......................................................        5,000         189,375
                    Personnel Group Of America, Inc.+.....................................       10,000         365,625
                    Philip Services Corp.+................................................       10,000         158,125
                    Pre-Paid Legal Services, Inc.+........................................       10,000         283,125
                    Seitel, Inc.+.........................................................       15,000         577,500
                    Snyder Communications, Inc............................................        5,000         169,688
                    Transcrypt International, Inc.+.......................................        5,200         120,900
                    Vestcom International, Inc.+..........................................       15,000         303,750

                    Machinery -- 1.0%
                    IRI International Corp.+..............................................        2,000          32,250
                    Kennametal, Inc.......................................................       20,000       1,053,750

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation -- 2.6%
                    Airborne Freight Corp.................................................       10,000    $    636,875
                    Caliber System, Inc...................................................       25,000       1,335,938
                    CNF Transportation, Inc...............................................       15,000         652,500
                    Consolidated Freightways Corp.+.......................................        4,000          62,500
                                                                                                           ------------
                                                                                                             10,588,150
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 4.9%
                    Broadcasting & Media -- 2.6%
                    Cinar Films, Inc., Class B+...........................................       22,000         907,500
                    Nextel Communications, Inc., Class A+.................................       20,000         505,000
                    Tele-Communications Liberty Media Group, Inc., Series A+..............       15,000         506,250
                    TV Azteca SA de CV ADR+...............................................        6,000         124,125
                    Univision Communications, Inc., Class A+..............................       10,000         665,625

                    Entertainment Products -- 0.4%
                    Mattel, Inc...........................................................       10,000         400,625

                    Leisure & Tourism -- 1.9%
                    CapStar Hotel Co.+....................................................       20,000         748,750
                    Carnival Corp., Class A...............................................       10,000         540,625
                    Four Seasons Hotels, Inc..............................................        7,000         224,875
                    Ryanair Holdings PLC ADR+.............................................       16,200         433,350
                                                                                                           ------------
                                                                                                              5,056,725
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 18.0%
                    Communication Equipment -- 2.1%
                    CIENA Corp.+..........................................................        5,000         270,000
                    Digital Microwave Corp.+..............................................       20,000         315,000
                    Tekelec, Inc.+........................................................       20,000         757,500
                    Tellabs, Inc.+........................................................        6,000         312,000
                    World Access, Inc.+...................................................       20,000         490,000

                    Computers & Business Equipment -- 0.2%
                    Ikon Office Solutions, Inc............................................        7,500         228,281

                    Electronics -- 4.9%
                    Aehr Test Systems+....................................................        4,000          36,500
                    Alpha Industries, Inc.+...............................................       10,000         186,250
                    DII Group, Inc.+......................................................       20,000         447,500
                    Jabil Circuit, Inc.+..................................................       15,000         721,875
                    Lernout & Hauspie Speech Products NV+.................................       10,000         479,375
                    Level One Communications, Inc.+.......................................       20,000         835,000
                    PMC-Sierra, Inc.+.....................................................       20,000         550,000
                    RF Micro Devices, Inc.+...............................................       10,000         141,250
                    Tandy Corp............................................................       20,000         860,000
                    Uniphase Corp.+.......................................................        5,000         200,625
                    Vitesse Semiconductor Corp.+..........................................        5,500         246,125
                    Yurie System, Inc.+...................................................       15,000         373,125

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software -- 8.4%
                    Applied Voice Technology, Inc.+.......................................       10,000    $    280,000
                    Baan Co. NV+..........................................................        5,000         357,500
                    Cambridge Technology Partners, Inc.+..................................       10,000         388,750
                    Check Point Software Technologies, Ltd.+..............................       10,000         451,250
                    Computer Task Group, Inc..............................................       19,300         607,950
                    Compuware Corp.+......................................................       30,000       1,048,125
                    Concord Communications, Inc.+.........................................        2,000          43,750
                    HBO & Co.+............................................................       20,000         897,500
                    Keane, Inc.+..........................................................       15,000         475,313
                    Legato Systems, Inc.+.................................................       10,000         381,250
                    Lycos Inc.+...........................................................       20,000         611,250
                    New Era of Networks, Inc.+............................................       10,000         127,500
                    Novell, Inc.+.........................................................       15,000         138,750
                    QuadraMed Corp.+......................................................       25,000         653,125
                    The Learning Company Inc.+............................................       20,000         362,500
                    Veritas DGC, Inc.+....................................................       15,000         600,000
                    Veritas Software Co...................................................       15,000         655,781
                    Yahoo!, Inc.+.........................................................       12,500         639,062

                    Telecommunications -- 2.4%
                    At Home Corp., Series A+..............................................       10,000         206,250
                    COLT Telecommunications Group PLC ADR+................................        5,000         217,500
                    Globalstar Telecommunications Ltd.+...................................       10,000         495,625
                    Lucent Technologies, Inc..............................................        5,000         400,625
                    Pacific Gateway Exchange, Inc.+.......................................       10,000         388,750
                    Teleport Communications Group+........................................       15,000         735,000
                                                                                                           -------------
                                                                                                             18,613,512
                                                                                                           -------------
                    REAL ESTATE -- 3.1%
                    Real Estate Companies -- 0.6%
                    Security Capital Group, Inc., Class B+................................       10,000         321,250
                    Westfield America, Inc................................................       20,000         333,750

                    Real Estate Investment Trusts -- 2.5%
                    CCA Prison Reality Trust..............................................        5,000         178,125
                    Equity Office Properties Trust........................................       10,000         324,375
                    Innkeepers USA Trust..................................................       20,000         321,250
                    Ocwen Asset Investment Corp...........................................       12,500         227,344
                    Starwood Lodging Trust................................................       15,000         804,375
                    Vornado Realty Trust..................................................       15,000         672,187
                                                                                                           -------------
                                                                                                              3,182,656
                                                                                                           -------------
                    UTILITIES -- 2.0%
                    Gas & Pipeline Utilities -- 1.7%
                    Aquila Gas Pipeline Corp..............................................       50,000         706,250
                    TransCoastal Marine Services, Inc.+...................................       12,000         234,000
                    Western Gas Resources, Inc............................................       35,000         800,626

                    Telephone -- 0.3%
                    McLeodUSA, Inc., Class A+.............................................       10,000         370,000
                                                                                                           -------------
                                                                                                              2,110,876
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $83,284,878).................................                   98,182,296
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                     U.S. GOVERNMENT AND AGENCIES -- 2.3%                      AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 2.3%
                    United States Treasury Bonds 6.13% 2027...............................   $1,200,000    $  1,213,500
                    United States Treasury Notes 6.13% 2007...............................    1,200,000       1,223,064
                                                                                                           -------------
                                                                                                              2,436,564
                                                                                                           -------------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $2,424,112)..................                    2,436,564
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $85,708,990)........................                  100,618,860
                                                                                                           -------------
                    REPURCHASE AGREEMENT -- 5.8%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 5.8%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $5,956,000)...................................................    5,956,000       5,956,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $91,664,990)                                            102.9%                  106,574,860
                              Liabilities in excess of other assets --               (2.9)                   (2,971,396)
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $103,603,464
                                                                                    ======                 ==============


              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 82.2%                              SHARES          VALUE

                    ----------------------------------------------------------------------------------------------------


                    ARGENTINA -- 5.4%
                    Banco Frances del Rio de la Plata SA ADR (Finance)....................        17,500    $   157,558
                    Irsa Inversiones y Represenaciones SA GDR (Real Estate)...............         2,400         73,350
                    Perez Cos. SA (Multi-industry)........................................        31,000        222,041
                    Telefonica de Argentina SA ADR (Utilities) GDR........................        11,000        363,687
                    YPF Sociedad Anonima ADR (Energy).....................................         8,000        268,500
                                                                                                            ------------
                                                                                                              1,085,136
                                                                                                            ------------
                    BRAZIL -- 9.6%
                    Brazil Realty SA Empreendimentos & Participacoes GDR (Real
                      Estate)(1)*.........................................................         2,900         50,750
                    Centrais Electricas de Santa Brasileiras SA (Utilities)...............         1,900        198,678
                    Companhia Siderurgica Nacional (Materials)............................     2,100,000         56,793
                    Companhia Siderurgica Nacional ADR (Materials)........................         2,500         67,608
                    Companhia Vale do Rio Doce (Materials)................................        18,000        322,897
                    Compania Brasileira de Distribuidora GDR (Industrial & Commercial)....        15,700        233,660
                    Compania Energetica de Minas ADR non voting (Materials)...............        10,400        506,251
                    Petroleo Brasileiro SA ADR (Energy)...................................         9,100        198,516
                    Telecomunicacoes Brasileirassa SA ADR (Information Technology)........         2,750        287,031
                                                                                                            ------------
                                                                                                              1,922,184
                                                                                                            ------------
                    CANADA -- 2.1%
                    Bell Canada International, Inc. (Utilities)+..........................         5,000         72,734
                    Hurricane Hydrocarbons Ltd. (Energy)..................................        21,700        133,307
                    Super Sol Ltd. ADR (Materials)........................................        15,700        219,800
                                                                                                            ------------
                                                                                                                425,841
                                                                                                            ------------
                    CHILE -- 4.2%
                    Compania de Telecomunicaciones de Chile SA ADR (Utilities)............        10,000        270,625
                    Distribucion y Servicio D&S SA ADR (Consumer Discretionary)+..........        13,600        237,150
                    Linea Aerea Nacional Chile SA ADR (Information & Entertainment).......         9,700        122,462
                    Madeco SA ADR (Materials).............................................        11,800        199,125
                                                                                                            ------------
                                                                                                                829,362
                                                                                                            ------------
                    CHINA -- 1.3%
                    Beijing Datang Pow (Utilities)........................................       156,000         72,145
                    Guangdong Kelon Electric Holdings (Industrial & Commercial)...........       100,000        111,251
                    Qingling Motors Co., Ltd. (Consumer Discretionary)....................       139,000         74,172
                                                                                                            ------------
                                                                                                                257,568
                                                                                                            ------------
                    HONG KONG -- 2.7%
                    Asia Satellite Telecom Holdings Ltd. (Information Technology)+........        29,000         63,400
                    Cheung Kong Holdings Ltd. (Real Estate)...............................        40,000         93,140
                    China Foods Holdings (Consumer Staples)...............................       116,000         40,891
                    Guangnan Holdings (Consumer Staples)..................................        70,000         52,521
                    Hutchison Whampoa Ltd. (Multi-industry)...............................        18,000        119,918
                    New World Development Co. Ltd. (Real Estate)+.........................        53,900        106,331
                    Ng Fung Hong (Consumer Staples).......................................        56,000         54,694
                                                                                                            ------------
                                                                                                                530,895
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDIA -- 4.2%
                    BSES Ltd. GDR (Industrial & Commercial)...............................         5,600    $    75,600
                    Gujarat Ambuja Cements Ltd. GDR (Industrial & Commercial).............        14,000        112,000
                    Hindalco Industries Ltd. GDR (Materials)*.............................         4,200         94,500
                    Indian Hotel Co., Ltd. (Information & Entertainment)..................         2,400         45,600
                    Larsen & Torbo GDR (Industrial & Commercial)..........................         3,000         29,250
                    Ranbaxy Laboratories Ltd. (Healthcare)................................         4,100         95,325
                    Reliance Industries GDS (Materials)*..................................        14,000        108,850
                    State Bank of India GDR (Finance).....................................         8,200        108,650
                    Tata Engineering & Locomotive Co., Ltd. GDR (Consumer
                      Discretionary)......................................................        10,000         81,378
                    Videsh Sanchar Nigam Ltd. GDR (Information Technology)*...............         7,000         92,750
                                                                                                            ------------
                                                                                                                843,903
                                                                                                            ------------
                    INDONESIA -- 2.3%
                    Astra International, Inc. (Consumer Discretionary)....................        50,000         26,045
                    Gudang Garam Perus (Consumer Staples).................................        30,000         63,742
                    PT Astra Agro Niaga Lestari Tbk (Energy)(1)...........................        77,000         32,721
                    PT Indah Kiat Pulp & Paper Corp. (Materials)..........................       237,500         55,346
                    PT Indorama Synthetics (Consumer Discretionary).......................        70,000         35,984
                    PT Indostat alien (Information Technology)+...........................        31,000         70,329
                    PT Telekomunikasi Indonesia ADR alien (Information Technology)+.......         8,000        117,000
                    Ramayana Lestari Sentosa (Consumer Discretionary).....................        45,000         52,125
                                                                                                            ------------
                                                                                                                453,292
                                                                                                            ------------
                    KOREA -- 1.5%
                    Daewoo Heavy Industries (Industrial & Commercial).....................         7,000         31,962
                    Housing & Commercial Bank, Korea GDR (Finance)*.......................         7,100         41,712
                    Korea Mobile Telecommunications Corp. (Information & Entertainment)...           100         32,591
                    LG Electronics, Inc. (Consumer Goods).................................         3,000         33,604
                    Samsung Electronics Co. (Information Technology)......................         4,500        161,223
                                                                                                            ------------
                                                                                                                301,092
                                                                                                            ------------
                    MALAYSIA -- 2.6%
                    Berjaya Sports Toto Berhad (Information & Entertainment)..............        57,000        124,399
                    IJM Corp. Berhad (Industrial & Commercial)............................       102,000         37,829
                    KFC Holdings (Information & Entertainment)............................        58,000         86,042
                    Malakoff Berhad (Industrial & Commercial).............................        53,000         83,161
                    Malaysian Assurance (Finance)+........................................        44,000         51,466
                    PPB Oil Palms Berhad (Consumer Staples)...............................        65,000         56,002
                    Telekom Malaysia Berhad (Information Technology)......................        36,000         80,108
                                                                                                            ------------
                                                                                                                519,007
                                                                                                            ------------
                    MEXICO -- 17.8%
                    Alfa SA de CV, Class A (Multi-industry)+..............................        66,000        495,793
                    Cemex SA de CV Class B ADR (Materials)................................        71,100        349,722
                    Cifra SA de CV (Consumer Staples).....................................        87,000        182,188
                    Corporacion Moctezuma SA de CV (Materials)............................        66,700         79,259
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+......        61,000        496,853
                    G Accion SA de CV ADR (Real Estate)(1)*...............................         7,400         69,375
                    Grupo Financiero Banamex-Accival SA de CV., Class B (Finance).........       100,000        219,151
                    Grupo Imsa SA de CV ADR (Multi-industry)..............................        12,300        319,031
                    Grupo Televisa SA de CV, ADR (Information & Entertainment)............        11,000        407,000
                    Kimberly-Clark de Mexico SA de CV ADR (Materials).....................        44,600        196,026
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)...........        13,500        462,375
                    Telefonos de Mexico SA ADR (Utilities)................................         5,800        287,100
                                                                                                            ------------
                                                                                                              3,563,873
                                                                                                            ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    PHILIPPINES -- 2.9%
                    Ayala Land, Inc. Class B (Real Estate)................................       292,300    $   114,996
                    Belle Corp. (Real Estate).............................................       746,000         35,859
                    Benpres Holdings Corp. GDR (Industrial & Commercial)(1)...............         9,000         25,875
                    International Container Systems, Inc. (Materials)+....................       413,400         67,421
                    Ionics Circuit, Inc. (Information Technology).........................        60,200         34,880
                    Manila Electric Co. (Utilities).......................................        14,000         48,469
                    Philippine Long Distance Telephone Co. (Utilities)....................         2,200         52,876
                    Philippine Long Distance Telephone Co. ADR (Utilities)................         3,700         91,575
                    SM Prime Holdings (Real Estate).......................................       480,000         75,537
                    Solid Group, Inc. (Industrial & Commercial)...........................       650,000         34,220
                                                                                                            ------------
                                                                                                                581,708
                                                                                                            ------------
                    POLAND -- 1.5%
                    Bank Handlowy Warsza (Finance)........................................        12,200        143,144
                    KGHM Polska Miedz SA (Materials)......................................        19,000        156,750
                                                                                                            ------------
                                                                                                                299,894
                                                                                                            ------------
                    PORTUGAL -- 2.7%
                    Colep-Companhia Portuguesa de Embalagens (Materials)..................        17,100        284,683
                    Electricidad de Portugal SA (Utilities)...............................         5,200         93,987
                    Investec Consultoria International SA (Information & Entertainment)...         5,200        158,857
                                                                                                            ------------
                                                                                                                537,527
                                                                                                            ------------
                    RUSSIA -- 4.3%
                    Ao Mosenergo ADR (Energy)(1)*.........................................         4,400        132,000
                    Ao Tatneft ADR (Utilities)*...........................................         2,200        270,990
                    Oil Co Lukoil ADR (Utilities).........................................         2,300        184,288
                    Tatneft (Energy) ADR*.................................................           700         86,224
                    Unified Energy Systems Russia GDR (Utilities)(1)......................         8,000        182,000
                                                                                                            ------------
                                                                                                                855,502
                                                                                                            ------------
                    SINGAPORE -- 0.4%
                    Asia Pulp & Paper Ltd. ADR (Materials)+...............................         7,250         78,844
                                                                                                            ------------
                    SOUTH AFRICA -- 5.9%
                    Energy Africa Ltd GDR (Energy)*.......................................         3,600         81,000
                    Engen Botswana Ltd. (Energy)..........................................        39,600        222,106
                    First National Bank (Finance).........................................        30,700        259,072
                    Gencor (Materials)....................................................         7,000         10,878
                    Liberty Life Association of Africa Ltd. (Finance).....................        13,200        334,177
                    Sasol Ltd. (Multi-industry)...........................................        26,200        263,968
                                                                                                            ------------
                                                                                                              1,171,201
                                                                                                            ------------
                    TAIWAN, PROVINCE OF CHINA -- 3.7%
                    Acer, Inc. GDR (Information Technology)...............................         7,950         60,420
                    ASE Test Ltd. (Information Technology)+...............................         2,850        159,600
                    Asustek Computer, Inc. GDR (Information Technology)*..................        15,000        229,971
                    China Steel Corp. ADR (Materials)*....................................         4,700         68,710
                    China Steel Corp. GDS (Materials).....................................         4,800         68,520
                    Siliconware Precision Industries Co. GDR (Information Technology).....        11,605        159,278
                                                                                                            ------------
                                                                                                                746,499
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 1.2%
                    Advanced Information Services PCL alien shares (Information &
                      Entertainment)......................................................         9,000    $    46,957
                    Electricity Generating PCL (Utilities)................................        35,000         67,391
                    Industrial Finance Corp. of Thailand alien shares (Finance)...........        56,000         32,348
                    PTT Exploration & Production PCL alien shares (Energy)................         8,000         88,646
                                                                                                            ------------
                                                                                                                235,342
                                                                                                            ------------
                    TURKEY -- 2.3%
                    Dogan Sirketler Grubu Holdings SA (Multi-industry)....................     2,180,000         82,434
                    Haci Omer Sabanci Holdings SA ADR (Finance)...........................        12,900        183,825
                    Yapi Ve Kredi Bankasi SA ADR (Finance)................................         3,700        117,938
                    Yapi Ve Kredi Bankasi SA GDR (Finance)................................         2,400         76,500
                                                                                                            ------------
                                                                                                                460,697
                                                                                                            ------------
                    UNITED KINGDOM -- 2.2%
                    Billiton PLC (Materials)..............................................        60,000        148,194
                    Lonrho PLC (Multi-industry)...........................................        95,800        143,942
                    Ramco Energy PLC-ADR (Energy).........................................        11,400        147,487
                                                                                                            ------------
                                                                                                                439,623
                                                                                                            ------------
                    UNITED STATES -- 0.3%
                    At Entertainment, Inc. (Information & Entertainment)..................         6,000         65,250
                                                                                                            ------------
                    VENEZUELA -- 1.1%
                    Compania Anon Nacional Tele de Venezuela ADR (Information &
                      Entertainment)......................................................         3,400        134,300
                    Siderurgica Venezolana "Sivensa" SA (Industrial & Commercial).........        18,000         81,000
                                                                                                            ------------
                                                                                                                215,300
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $19,682,170).................................                   16,419,540
                                                                                                            ------------
                                           PREFERRED STOCK -- 2.4%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 2.4%
                    Banco Bradesco SA (Finance)...........................................    26,000,000        189,850
                    Banco Itau SA (Finance) 8.00%.........................................       450,000        201,208
                    Multicanal Participacoes SA ADR (Information Technology)..............        17,600         83,600
                                                                                                            ------------
                                                                                                                474,658
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $683,083).................................                      474,658
                                                                                                            ------------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 2.0%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    INDIA -- 0.4%
                    Mahindra + Mahindra Ltd. 5.00% 2001+..................................   $    90,000         83,952
                                                                                                            ------------
                    TAIWAN, PROVINCE OF CHINA -- 1.6%
                    Delta Electronic, Inc. convertible, zero coupon 2004..................       100,000        127,030
                    Formosa Chemicals & Fibre Co. convertible, 1.75% 2001.................       110,000        117,150
                    Nan Ya Plastics Corp. convertible, 1.75% 2001.........................        60,000         67,464
                                                                                                            ------------
                                                                                                                311,644
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $492,234)...................................                      395,596
                                                                                                            ------------

                                                           ---------------------

                                                RIGHTS -- 0.0%                                 SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    KOREA -- 0.0%
                    Housing & Commercial Bank, Korea GDR (Finance)*(1)....................           423    $         0
                                                                                                            ------------

                                              WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    PHILIPPINES -- 0.0%
                    Belle Corp (Real Estate) 12/31/00(1)..................................       129,200              0
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $20,857,487)........................                   17,289,794
                                                                                                            ------------

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 10.0%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 10.0%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/11/97..........   $ 1,000,000        998,472
                    Federal Home Loan Mortgage Discount Notes 5.47% due 12/17/97..........     1,000,000        997,569
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,996,041).........................                    1,996,041
                                                                                                            ------------

                                         REPURCHASE AGREEMENT -- 3.9%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 3.9%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $784,370 and
                      collateralized by $528,000 U.S. Treasury Notes 10.625% due 08/15/15
                      approximate aggregate value $799,918 (cost $784,000)................       784,000        784,000
                    TOTAL INVESTMENTS --
                      (cost $23,637,528)                                100.5%                                20,069,835
                    Liabilities in excess of other assets --             (0.5)                                   (90,742)
                                                                       -------                               ------------
                    NET ASSETS --                                       100.0%                               $19,979,093
                                                                       =======                               =============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued securities; see Note 2

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              GDS -- Global Depository Shares

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1997

                                                                   CASH                           CORPORATE       HIGH-YIELD
                                                                MANAGEMENT      GLOBAL BOND         BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $         --     $ 80,131,563     $60,368,655     $186,227,046
     Short-term securities*..................................   141,966,188        3,047,000       1,287,574               --
     Repurchase agreements (cost equals market)..............    13,341,000               --              --       11,659,000
     Cash....................................................            98               73             237        1,449,115
     Foreign currency........................................            --               --              --               --
     Receivables for--
      Dividends and accrued interest.........................       765,335        2,126,992       1,280,323        3,412,574
      Fund shares sold.......................................       554,205           63,875         161,673          378,474
      Foreign currency contracts.............................            --        9,797,009              --               --
      Sales of investments...................................            --        6,486,159          59,512                5
     Prepaid expenses........................................         6,304           32,422           1,750            5,592
     Deferred organizational expenses........................         1,220              686             686              672
     Unrealized appreciation on forward foreign currency
      contracts..............................................            --        2,053,926              --               --
                                                               ------------     ------------     -----------     ------------
                                                                156,634,350      103,739,705      63,160,410      203,132,478
                                                               ------------     ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................       378,564           25,974          15,392          102,928
      Management fees........................................        74,645           50,539          33,758          102,750
      Foreign currency contracts.............................            --        9,857,325              --               --
      Purchases of investments...............................            --        3,923,947         785,637        7,220,901
     Unrealized depreciation on forward foreign currency
      contracts..............................................            --          761,859              --               --
     Other accrued expenses..................................        61,687           77,538          54,005           66,893
                                                               ------------     ------------     -----------     ------------
                                                                    514,896       14,697,182         888,792        7,493,472
                                                               ------------     ------------     -----------     ------------
     NET ASSETS..............................................  $156,119,454     $ 89,042,523     $62,271,618     $195,639,006
                                                               ============     ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    14,542,029        7,733,604       5,395,202       16,552,238
     Net asset value per share...............................  $      10.74     $      11.51     $     11.54     $      11.82
                                                               ============     ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $149,355,823     $ 80,711,428     $57,398,970     $178,477,367
     Accumulated undistributed net investment income.........     6,768,071        5,020,328       3,269,106       13,972,776
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....          (684)       1,605,904        (274,142)       1,523,707
     Unrealized appreciation (depreciation) on investments...        (3,756)         423,598       1,877,684        1,665,156
     Unrealized foreign exchange gain on other assets and
      liabilities............................................            --        1,281,265              --               --
                                                               ------------     ------------     -----------     ------------
                                                               $156,119,454     $ 89,042,523     $62,271,618     $195,639,006
                                                               ============     ============     ===========     ============
     ---------------
     * Cost
      Investment securities..................................  $         --     $ 79,707,965     $58,491,965     $184,561,890
                                                               ============     ============     ===========     ============
      Short-term securities..................................  $141,969,944     $  3,047,000     $ 1,286,580     $         --
                                                               ============     ============     ===========     ============

                                                                                                  BALANCED/
                                                                                                   PHOENIX
                                                                WORLDWIDE       SUNAMERICA       INVESTMENT
                                                               HIGH INCOME       BALANCED          COUNSEL
     ------------------------------------------------------------------------------------------------------------------------

     ASSETS:
     Investment securities, at value*........................  $119,757,721     $42,169,455     $ 85,111,395
     Short-term securities*..................................            --              --       15,319,522
     Repurchase agreements (cost equals market)..............     8,097,000       2,364,000               --
     Cash....................................................           232           1,595            3,977
     Foreign currency........................................            59              --               --
     Receivables for--
      Dividends and accrued interest.........................     2,303,684         246,894          321,617
      Fund shares sold.......................................       176,382         270,950          140,918
      Foreign currency contracts.............................            --              --               --
      Sales of investments...................................       851,147              --        1,451,011
     Prepaid expenses........................................         3,157             871            2,928
     Deferred organizational expenses........................            --              --               --
     Unrealized appreciation on forward foreign currency
      contracts..............................................            --              --               --
                                                               ------------     -----------     ------------
                                                                131,189,382      45,053,765      102,351,368
                                                               ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................        58,525           8,251           25,768
      Management fees........................................        98,981          26,829           52,534
      Foreign currency contracts.............................            --              --               --
      Purchases of investments...............................     5,748,483         362,849        6,502,832
     Unrealized depreciation on forward foreign currency
      contracts..............................................            --              --               --
     Other accrued expenses..................................        59,072          34,680           49,198
                                                               ------------     -----------     ------------
                                                                  5,965,061         432,609        6,630,332
                                                               ------------     -----------     ------------
     NET ASSETS..............................................  $125,224,321     $44,621,156     $ 95,721,036
                                                               ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................     9,486,861       3,317,577        6,489,618
     Net asset value per share...............................  $      13.20     $     13.45     $      14.75
                                                               ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $113,325,866     $38,981,052     $ 79,442,975
     Accumulated undistributed net investment income.........     6,387,381         461,406        2,153,212
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....     7,631,219       1,613,564        9,547,417
     Unrealized appreciation (depreciation) on investments...    (2,120,145)      3,565,134        4,577,432
     Unrealized foreign exchange gain on other assets and
      liabilities............................................            --              --               --
                                                               ------------     -----------     ------------
                                                               $125,224,321     $44,621,156     $ 95,721,036
                                                               ============     ===========     ============
     ---------------
     * Cost
      Investment securities..................................  $121,877,866     $38,604,321     $ 80,533,932
                                                               ============     ===========     ============
      Short-term securities..................................  $         --     $        --     $ 15,319,553
                                                               ============     ===========     ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    NOVEMBER 30, 1997

                                                                  ASSET                           GROWTH-         FEDERATED
                                                                ALLOCATION        UTILITY          INCOME           VALUE
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $496,830,860     $21,645,823     $565,192,040     $56,166,372
     Short-term securities*..................................    10,631,862       2,801,000       61,326,116       3,130,000
     Repurchase agreements (cost equals market)..............    52,504,000              --               --              --
     Cash....................................................       945,534             882              459             823
     Foreign currency........................................            --             877               --              --
     Receivables for--
      Dividends and accrued interest.........................     2,742,334          55,313          568,010         103,415
      Fund shares sold.......................................       791,649          48,346          958,580         153,937
      Sales of investments...................................    12,276,079         110,198               --         273,156
      Variation margin on futures contracts..................            --              --               --              --
     Prepaid expenses........................................        37,340             209           15,996           1,099
     Deferred organizational expenses........................           686             211              672              --
     Due from Adviser........................................            --           1,169               --              --
                                                               -------------------------------------------------------------
                                                                576,760,344      24,664,028      628,061,873      59,828,802
                                                               -------------------------------------------------------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................       128,952           9,738          268,316          10,747
      Management fees........................................       255,970          13,108          288,149          34,009
      Purchases of investments...............................    49,666,164         241,720        5,342,717         720,993
      Variation margin on futures contracts..................         2,404              --            3,200              --
     Unrealized depreciation on currency swap agreement......         8,410              --               --              --
     Other accrued expenses..................................       113,049          33,335           96,995          39,109
                                                               -------------------------------------------------------------
                                                                 50,174,949         297,901        5,999,377         804,858
                                                               -------------------------------------------------------------
     NET ASSETS..............................................  $526,585,395     $24,366,127     $622,062,496     $59,023,944
                                                               =============================================================
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    32,487,541       1,887,046       29,882,556       4,247,184
     Net asset value per share...............................  $      16.21     $     12.91     $      20.82     $     13.90
                                                               =============================================================
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $413,144,255     $21,043,201     $438,003,681     $50,587,529
     Accumulated undistributed net investment income.........    11,185,024         416,193        4,138,634         322,155
     Accumulated undistributed net realized gain on
      investments, future contracts and options contracts....    51,414,744         853,295       31,704,944       1,769,566
     Unrealized appreciation on investments..................    50,593,662       2,053,447      148,026,437       6,344,694
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           627              (9)              --              --
     Unrealized appreciation on futures contracts and
      currency swap agreements...............................       247,083              --          188,800              --
                                                               -------------------------------------------------------------
                                                               $526,585,395     $24,366,127     $622,062,496     $59,023,944
                                                               =============================================================
     ---------------
     * Cost
      Investment securities..................................  $446,121,825     $19,592,376     $417,165,603     $49,821,678
                                                               =============================================================
      Short-term securities..................................  $ 10,747,235     $ 2,801,000     $ 61,326,116     $ 3,130,000
                                                               =============================================================

                                                                                                      GROWTH/
                                                                                                      PHOENIX
                                                                  VENTURE            PUTNAM         INVESTMENT
                                                                   VALUE             GROWTH           COUNSEL
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $1,012,053,997     $222,541,578     $215,405,981
     Short-term securities*..................................     126,103,921               --        2,214,752
     Repurchase agreements (cost equals market)..............              --       12,228,000               --
     Cash....................................................         736,601              221            2,557
     Foreign currency........................................              --               --               --
     Receivables for--
      Dividends and accrued interest.........................         804,672          164,008          127,576
      Fund shares sold.......................................       1,873,756          399,157           98,218
      Sales of investments...................................              --        5,462,669        3,842,655
      Variation margin on futures contracts..................              --               --               --
     Prepaid expenses........................................          35,473            6,843            7,371
     Deferred organizational expenses........................              --              672            1,248
     Due from Adviser........................................              --               --               --
                                                                -------------      -----------      -----------
                                                                1,141,608,420      240,803,148      221,700,358
                                                                -------------      -----------      -----------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................         249,291          194,394           49,264
      Management fees........................................         665,592          155,558          115,904
      Purchases of investments...............................         465,655        5,665,775        2,972,257
      Variation margin on futures contracts..................              --               --               --
     Unrealized depreciation on currency swap agreement......              --               --               --
     Other accrued expenses..................................         174,595           61,207           67,115
                                                               --------------     ------------     ------------
                                                                    1,555,133        6,076,934        3,204,540
                                                               --------------     ------------     ------------
     NET ASSETS..............................................  $1,140,053,287     $234,726,214     $218,495,818
                                                               ==============     ============     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................      53,109,248       12,258,209       13,988,236
     Net asset value per share...............................  $        21.47     $      19.15     $      15.62
                                                               ==============     ============     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $  849,021,743     $145,094,700     $155,204,329
     Accumulated undistributed net investment income.........       7,883,673          333,117        1,533,739
     Accumulated undistributed net realized gain on
      investments, future contracts and options contracts....      41,535,418       43,684,393       36,995,013
     Unrealized appreciation on investments..................     241,611,999       45,614,004       24,762,737
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................             454               --               --
     Unrealized appreciation on futures contracts and
      currency swap agreements...............................              --               --               --
                                                               --------------     ------------     ------------
                                                               $1,140,053,287     $234,726,214     $218,495,818
     ---------------                                           ==============     ============     ============
     * Cost
      Investment securities..................................  $  770,441,998     $176,927,574     $190,643,244
                                                               ==============     ============     ============
      Short-term securities..................................  $  126,103,921     $         --     $  2,214,752
                                                               ==============     ============     ============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    NOVEMBER 30, 1997

                                                                                                INTERNATIONAL   INTERNATIONAL
                                                                ALLIANCE          GLOBAL        GROWTH AND      DIVERSIFIED
                                                                 GROWTH          EQUITIES         INCOME          EQUITIES
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................ $698,295,444     $327,787,768     $40,266,738     $205,247,862
     Short-term securities*..................................    8,973,304       11,473,000       1,994,201               --
     Repurchase agreements (cost equals market)..............           --               --         917,000       44,550,000
     Cash....................................................          813          385,923             392           16,023
     Foreign currency........................................           --          345,112              --          437,864
     Receivables for--
      Dividends and accrued interest.........................      325,867          557,501          58,554          671,626
      Fund shares sold.......................................    1,278,511          264,049         199,328          305,909
      Foreign currency contracts.............................           --               --         596,320        4,052,939
      Sales of investments...................................    1,924,478          362,414         208,346          787,282
     Prepaid expenses........................................       17,936           10,891             615            8,524
     Deferred organizational expenses........................          672              672           5,859               --
     Unrealized appreciation on forward foreign currency
      contracts..............................................           --        1,468,715             161        1,779,620
     Due from Adviser........................................           --               --          14,713               --
                                                              ------------     ------------     -----------     ------------
                                                               710,817,025      342,656,045      44,262,227      257,857,649
                                                              ------------     ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................      244,428          177,177          24,750           58,637
      Management fees........................................      323,021          210,552          32,596          202,250
      Foreign currency contracts.............................           --               --         594,996        4,045,331
      Purchases of investments...............................    5,598,029               --         542,281        3,724,039
      Variation margin on futures contract...................          600               --              --               --
     Unrealized depreciation on forward foreign currency
      contracts..............................................           --          378,320         125,209          564,241
     Other accrued expenses..................................      117,680          250,802          98,433          336,439
                                                              ------------     ------------     -----------     ------------
                                                                 6,283,758        1,016,851       1,418,265        8,930,937
                                                              ------------     ------------     -----------     ------------
     NET ASSETS.............................................. $704,533,267     $341,639,194     $42,843,962     $248,926,712
                                                              ============     ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................   31,224,923       21,381,428       4,115,661       21,967,802
     Net asset value per share............................... $      22.56     $      15.98     $     10.41     $      11.33
                                                              ============     ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in......................................... $519,726,389     $275,796,920     $42,824,015     $236,980,243
     Accumulated undistributed net investment income.........    1,954,191        1,870,601         188,142        7,621,922
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....   81,181,841       25,413,638         219,703       (7,167,648)
     Unrealized appreciation (depreciation) on investments...  101,678,346       37,474,152        (263,491)      10,283,503
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           --        1,083,883        (124,407)       1,208,692
     Unrealized depreciation on futures contracts............       (7,500)              --              --               --
                                                              ------------     ------------     -----------     ------------
                                                              $704,533,267     $341,639,194     $42,843,962     $248,926,712
                                                              ============     ============     ===========     ============
     ---------------
     * Cost
      Investment securities.................................. $596,617,098     $290,313,616     $40,530,229     $194,964,359
                                                              ============     ============     ===========     ============
      Short-term securities.................................. $  8,973,304     $ 11,473,000     $ 1,994,201     $         --
                                                              ============     ============     ===========     ============


                                                                  REAL          AGGRESSIVE        EMERGING
                                                                 ESTATE           GROWTH          MARKETS
     -----------------------------------------------------------------------------------------------------------------------

     ASSETS:
     Investment securities, at value*........................  $25,931,570     $100,618,860     $17,289,794
     Short-term securities*..................................    3,730,000               --       1,996,041
     Repurchase agreements (cost equals market)..............           --        5,956,000         784,000
     Cash....................................................        3,137              300           5,153
     Foreign currency........................................           --               --              --
     Receivables for--
      Dividends and accrued interest.........................       13,233           38,215          16,583
      Fund shares sold.......................................      120,720          370,728          32,252
      Foreign currency contracts.............................           --               --         370,739
      Sales of investments...................................           --        1,548,048         267,432
     Prepaid expenses........................................          422            1,146             390
     Deferred organizational expenses........................        5,859            1,177           5,859
     Unrealized appreciation on forward foreign currency
      contracts..............................................           --               --              --
     Due from Adviser........................................           --               --          18,257
                                                               -----------     ------------     -----------
                                                                29,804,941      108,534,474      20,786,500
                                                               -----------     ------------     -----------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................        6,381           86,408           2,709
      Management fees........................................       19,802           64,448          19,791
      Foreign currency contracts.............................           --               --         372,893
      Purchases of investments...............................      181,402        4,735,724         331,558
      Variation margin on futures contract...................           --               --              --
     Unrealized depreciation on forward foreign currency
      contracts..............................................           --               --              --
     Other accrued expenses..................................       32,498           44,430          80,456
                                                               -----------     ------------     -----------
                                                                   240,083        4,931,010         807,407
                                                               -----------     ------------     -----------
     NET ASSETS..............................................  $29,564,858     $103,603,464     $19,979,093
                                                               ===========     ============     ===========
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    2,565,065        8,810,027       2,488,005
     Net asset value per share...............................  $     11.53     $      11.76     $      8.03
                                                               ===========     ============     ===========
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $27,980,419     $ 92,229,280     $24,387,385
     Accumulated undistributed net investment income.........      239,716               --         170,105
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....       22,378       (3,535,686)     (1,010,674)
     Unrealized appreciation (depreciation) on investments...    1,322,345       14,909,870      (3,567,693)
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           --               --             (30)
     Unrealized depreciation on futures contracts............           --               --              --
                                                               -----------     ------------     -----------
                                                               $29,564,858     $103,603,464     $19,979,093
                                                               ===========     ============     ===========
     ---------------
     * Cost
      Investment securities..................................  $24,609,225     $ 85,708,990     $20,857,487
                                                               ===========     ============     ===========
      Short-term securities..................................  $ 3,730,000     $         --     $ 1,996,041
                                                               ===========     ============     ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                                                      BALANCED/
                                                                                                                       PHOENIX
                                        CASH        GLOBAL     CORPORATE    HIGH-YIELD     WORLDWIDE    SUNAMERICA    INVESTMENT
                                     MANAGEMENT      BOND         BOND         BOND       HIGH INCOME    BALANCED      COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.....................  $7,617,078   $4,309,054   $3,644,019   $15,031,427   $ 7,808,222   $  508,106   $ 2,375,878
      Dividends....................          --           --       55,418        84,459       139,982      212,724       453,642
                                     --------------------------------------------------------------------------------------------
          Total income*............   7,617,078    4,309,054    3,699,437    15,115,886     7,948,204      720,830     2,829,520
                                     --------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees..............     718,297      550,533      325,988     1,000,566       915,682      188,724       558,675
      Custodian fees...............      62,095       79,040       53,830        63,910        33,230       36,045        66,585
      Reports to investors.........      22,755       22,675       13,035        35,555        23,980        6,920        19,715
      Auditing fees................      21,825       30,285       25,845        24,815        31,065       21,430        20,370
      Amortization of
        organizational expenses....       7,172        3,953        3,953         3,822            --           --            --
      Legal fees...................       2,026        1,003          569         1,632         1,279          827         1,026
      Trustees' fees...............       1,350          586          356           928           964          331           740
      Interest expense.............          --           --           --           963            --           --            --
      Other expenses...............       5,670        2,590        1,654         3,881         2,025        1,215         2,476
                                     --------------------------------------------------------------------------------------------
        Total expenses.............     841,190      690,665      425,230     1,136,072     1,008,225      255,492       669,587
                                     --------------------------------------------------------------------------------------------
    Net investment income..........   6,775,888    3,618,389    3,274,207    13,979,814     6,939,979      465,338     2,159,933
                                     --------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain on
        investments#...............         925    2,772,480      505,509     9,993,528     8,159,728    1,624,801     9,676,697
      Net realized gain (loss) on
        futures contracts and
        options contracts..........          --      (11,209)          --            --            --           --        24,811
      Net realized foreign exchange
        gain (loss) on other assets
        and liabilities............          --      758,012           --            --      (120,494)          --            --
      Change in unrealized
        appreciation/ depreciation
        on investments.............       2,661   (1,617,087)     718,565    (3,228,125)   (5,021,473)   2,742,326    (1,288,697)
      Change in unrealized foreign
        exchange gain on other
        assets and liabilities.....          --      956,961           --            --         4,477           --            --
                                     --------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain on investments and
      foreign currencies...........       3,586    2,859,157    1,224,074     6,765,403     3,022,238    4,367,127     8,412,811
                                     --------------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS....  $6,779,474   $6,477,546   $4,498,281   $20,745,217   $ 9,962,217   $4,832,465   $10,572,744
                                     ============================================================================================
    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.................  $       --   $   31,949   $    4,216   $     5,542   $     1,997   $    1,879   $     1,276
                                     ============================================================================================
    # Net of foreign withholding
      taxes on capital gains of....  $       --   $       --   $       --   $        --   $    12,564   $       --   $        --
                                     ============================================================================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                                                       GROWTH/
                                                                                                                       PHOENIX
                                    ASSET                     GROWTH-      FEDERATED      VENTURE        PUTNAM       INVESTMENT
                                 ALLOCATION     UTILITY        INCOME        VALUE         VALUE         GROWTH        COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.................. $10,731,204   $   46,740   $  2,045,423   $   82,192   $  4,033,128   $   435,543   $ 1,002,237
      Dividends.................   4,181,705      517,013      5,129,759      570,525     10,198,724     1,612,893     1,994,394
                                 ------------------------------------------------------------------------------------------------
          Total income*.........  14,912,909      563,753      7,175,182      652,717     14,231,852     2,048,436     2,996,631
                                 ------------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees...........   2,556,963      100,647      2,784,063      254,016      5,952,702     1,565,910     1,299,894
      Custodian fees............     169,075       38,915        124,620       38,930        196,340        72,505        83,605
      Reports to investors......      71,425        4,171         82,450        8,880        131,790        44,240        45,415
      Auditing fees.............      19,265       20,820         20,180       21,500         30,240        19,305        18,545
      Amortization of
        organizational
        expenses................       3,953           88          3,821           --             --         3,822         3,821
      Legal fees................       4,222          620          4,278          725          8,410         2,637         1,761
      Trustees' fees............       3,925          164          4,460          397          7,623         1,578         1,605
      Other expenses............       9,701        1,018          9,484        1,251         14,155         5,322         6,063
                                 ------------------------------------------------------------------------------------------------
        Total expenses before
          reimbursement.........   2,838,529      166,443      3,033,356      325,699      6,341,260     1,715,319     1,460,709
        Expenses reimbursed by
          the investment
          adviser...............          --      (25,537)            --           --             --            --            --
                                 ------------------------------------------------------------------------------------------------
    Net investment income.......  12,074,380      422,847      4,141,826      327,018      7,890,592       333,117     1,535,922
                                 ------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain on
        investments.............  52,482,439      861,442     26,372,396    1,792,042     41,598,668    43,697,799    36,951,244
      Net realized gain on
        futures contracts and
        options contracts.......   1,244,312           --      6,303,783           --             --            --       194,755
      Net realized foreign
        exchange gain (loss) on
        other assets and
        liabilities.............     (21,372)      (3,129)            65           (1)         1,065            --            22
      Change in unrealized
        appreciation/
        depreciation on
        investments.............  14,589,518    1,765,756     80,954,336    5,148,585    150,492,499       278,511    (2,566,236)
      Change in unrealized
        foreign exchange gain
        (loss) on other assets
        and liabilities.........         627         (148)            --           --            113            --            --
      Change in unrealized
        appreciation/
        depreciation on futures
        contracts, written
        option contracts and
        currency swap
        agreements..............  (1,014,448)          --       (773,581)          --             --            --            --
                                 ------------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain on investments and
      foreign currencies........  67,281,076    2,623,921    112,856,999    6,940,626    192,092,345    43,976,310    34,579,785
                                 ------------------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM
      OPERATIONS................ $79,355,456   $3,046,768   $116,998,825   $7,267,644   $199,982,937   $44,309,427   $36,115,707
                                 ================================================================================================

    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.............. $     4,004   $    5,251   $     22,784   $    4,090   $     76,913   $     6,691   $    50,798
                                 ================================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                               INTERNATIONAL INTERNATIONAL
                                   ALLIANCE       GLOBAL       GROWTH AND   DIVERSIFIED      REAL      AGGRESSIVE      EMERGING
                                    GROWTH       EQUITIES       INCOME+      EQUITIES      ESTATE+       GROWTH        MARKETS+
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.................. $    268,071   $   659,468    $ 100,461    $   903,536   $   59,009   $   219,165   $    74,404
      Dividends.................    5,137,345     4,033,068      176,163      3,711,005      272,067       296,137       182,454
                                 ------------------------------------------------------------------------------------------------
          Total income*.........    5,405,416     4,692,536      276,624      4,614,541      331,076       515,302       256,858
                                 ------------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees...........    3,145,937     2,337,577      125,310      2,127,386       58,800       509,688        99,436
      Custodian fees............      154,780       452,185       94,075        640,475       18,225        51,540        74,350
      Reports to investors......       97,675        74,135        2,345         59,015        1,720        20,275         1,885
      Auditing fees.............       22,605        27,750       28,785         29,575       18,795        21,285        28,815
      Amortization of
        organizational
        expenses................        3,821         3,821          515             --          515            --           515
      Legal fees................        5,368         2,830          690          2,438          690         1,110           690
      Trustees' fees............        4,807         2,700          335          1,765           82           652           144
      Other expenses............       10,066         7,633          937          3,249          922         1,763           923
                                 ------------------------------------------------------------------------------------------------
        Total expenses before
          reimbursement.........    3,445,059     2,908,631      252,992      2,863,903       99,749       606,313       206,758
        Expenses reimbursed by
          the investment
          adviser...............           --            --      (52,507)            --       (7,874)           --       (55,614)
                                 ------------------------------------------------------------------------------------------------
    Net investment income
      (loss)....................    1,960,357     1,783,905       76,139      1,750,638      239,201       (91,011)      105,714
                                 ------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss)
        on investments#.........   81,524,855    26,101,178      219,703     (6,297,980)      22,378    (2,829,784)     (913,203)
      Net realized gain on
        futures contracts.......    1,379,640            --           --             --           --            --            --
      Net realized foreign
        exchange gain (loss) on
        other assets and
        liabilities.............           --        69,950      111,488      6,707,753           --            --       (33,595)
      Change in unrealized
        appreciation/
        depreciation on
        investments.............   34,851,529     7,084,155     (263,491)     3,910,822    1,322,345    11,818,657    (3,567,693)
      Change in unrealized
        foreign exchange gain
        (loss) on other assets
        and liabilities.........           --     1,082,247     (124,407)       211,844           --            --           (30)
      Change in unrealized
        appreciation/
        depreciation on futures
        contracts...............     (405,000)           --           --             --           --            --            --
                                 ------------------------------------------------------------------------------------------------
      Net realized and
        unrealized gain (loss)
        on investments and
        foreign currencies......  117,351,024    34,337,530      (56,707)     4,532,439    1,344,723     8,988,873    (4,514,521)
                                 ------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM
      OPERATIONS................ $119,311,381   $36,121,435    $  19,432    $ 6,283,077   $1,583,924   $ 8,897,862   $(4,408,807)
                                 ================================================================================================

    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.............. $     24,621   $   419,620    $  15,908    $   546,208   $      261   $       780   $     6,795
                                 ================================================================================================
    # Net of foreign withholding
      taxes on capital gains
      of........................ $         --   $        --    $      --    $    33,058   $       --   $        --   $     1,462
                                 ================================================================================================
    +  Commenced operations June
     2, 1997

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                 CASH                            CORPORATE        HIGH-YIELD
                                                              MANAGEMENT       GLOBAL BOND          BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income.................................. $   6,775,888     $  3,618,389     $  3,274,207     $ 13,979,814
     Net realized gain on investments.......................           925        2,772,480          505,509        9,993,528
     Net realized gain (loss) on futures contracts and
      options contracts.....................................            --          (11,209)              --               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --          758,012               --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................         2,661       (1,617,087)         718,565       (3,228,125)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --          956,961               --               --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...     6,779,474        6,477,546        4,498,281       20,745,217
                                                             ----------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (6,330,000)      (4,705,000)      (2,010,000)      (8,890,000)
      Distributions from net realized gain on investments...            --         (275,000)              --               --
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......    (6,330,000)      (4,980,000)      (2,010,000)      (8,890,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   811,621,512       33,606,421       33,721,704      154,271,836
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     6,330,000        4,980,000        2,010,000        8,890,000
     Cost of shares repurchased.............................  (753,528,328)     (19,262,861)     (13,155,774)     (92,607,140)
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................    64,423,184       19,323,560       22,575,930       70,554,696
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................    64,872,658       20,821,106       25,064,211       82,409,913
     NET ASSETS:
     Beginning of period....................................    91,246,796       68,221,417       37,207,407      113,229,093
                                                             ----------------------------------------------------------------
     End of period.......................................... $ 156,119,454     $ 89,042,523     $ 62,271,618     $195,639,006
                                                             =======================================================================

     ---------------
     Accumulated undistributed net investment income........ $   6,768,071     $  5,020,328     $  3,269,106     $ 13,972,776
                                                             =======================================================================
     Shares issued and repurchased:
     Sold...................................................    76,477,014        3,008,825        3,044,110       13,781,218
     Issued in reinvestment of dividends and
      distributions.........................................       611,004          466,729          190,883          837,889
     Repurchased............................................   (71,025,735)      (1,726,496)      (1,194,160)      (8,319,515)
                                                             ----------------------------------------------------------------
     Net increase...........................................     6,062,283        1,749,058        2,040,833        6,299,592
                                                             =======================================================================

                                                                                                 BALANCED/
                                                                                                  PHOENIX
                                                               WORLDWIDE       SUNAMERICA       INVESTMENT
                                                              HIGH INCOME       BALANCED          COUNSEL
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $  6,939,979     $   465,338     $  2,159,933
     Net realized gain on investments.......................     8,159,728       1,624,801        9,676,697
     Net realized gain (loss) on futures contracts and
      options contracts.....................................            --              --           24,811
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (120,494)             --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................    (5,021,473)      2,742,326       (1,288,697)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................         4,477              --               --
                                                              ------------      ----------      -----------
     Net increase in net assets resulting from operations...     9,962,217       4,832,465       10,572,744
                                                              ------------      ----------      -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (3,530,000)        (60,000)      (1,265,000)
      Distributions from net realized gain on investments...    (3,570,000)        (40,000)      (2,245,000)
                                                              ------------      ----------      -----------
     Total dividends and distributions to shareholders......    (7,100,000)       (100,000)      (3,510,000)
                                                              ------------      ----------      -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   122,351,745      35,534,375       34,361,684
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     7,100,000         100,000        3,510,000
     Cost of shares repurchased.............................   (56,294,138)     (5,969,478)     (19,233,950)
                                                              ------------      ----------      -----------
     Net increase in net assets resulting from capital share
      transactions..........................................    73,157,607      29,664,897       18,637,734
                                                              ------------      ----------      -----------
     TOTAL INCREASE IN NET ASSETS...........................    76,019,824      34,397,362       25,700,478
     NET ASSETS:
     Beginning of period....................................    49,204,497      10,223,794       70,020,558
                                                              ------------      ----------      -----------
     End of period..........................................  $125,224,321     $44,621,156     $ 95,721,036
                                                              ============      ==========      ===========
     ---------------
     Accumulated undistributed net investment income........  $  6,387,381     $   461,406     $  2,153,212
                                                              ============      ==========      ===========
     Shares issued and repurchased:
     Sold...................................................     9,588,842       2,875,391        2,475,607
     Issued in reinvestment of dividends and
      distributions.........................................       606,319           8,651          269,378
     Repurchased............................................    (4,394,496)       (485,362)      (1,391,401)
                                                              ------------      ----------      -----------
     Net increase...........................................     5,800,665       2,398,680        1,353,584
                                                              ============      ==========      ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                ASSET                            GROWTH-         FEDERATED
                                                              ALLOCATION        UTILITY          INCOME            VALUE
     -----------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income.................................. $ 12,074,380     $   422,847     $   4,141,826     $    327,018
     Net realized gain on investments.......................   52,482,439         861,442        26,372,396        1,792,042
     Net realized gain on futures contracts and options
      contracts.............................................    1,244,312              --         6,303,783               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (21,372)         (3,129)               65               (1)
     Change in unrealized appreciation/depreciation on
      investments...........................................   14,589,518       1,765,756        80,954,336        5,148,585
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................          627            (148)               --               --
     Change in unrealized appreciation/depreciation on
      futures contracts, written options contracts and
      currency swap agreements..............................   (1,014,448)             --          (773,581)              --
                                                             ---------------------------------------------------------------
     Net increase in net assets resulting from operations...   79,355,456       3,046,768       116,998,825        7,267,644
                                                             ---------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................   (9,550,000)        (85,000)       (2,770,000)         (45,000)
      Distributions from net realized gain on investments...  (21,740,000)        (21,000)      (15,835,000)              --
                                                             ---------------------------------------------------------------
     Total dividends and distributions to shareholders......  (31,290,000)       (106,000)      (18,605,000)         (45,000)
                                                             ---------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................  198,007,930      19,909,225       281,329,957       53,713,595
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................   31,290,000         106,000        18,605,000           45,000
     Cost of shares repurchased.............................  (67,166,417)     (4,888,513)     (101,729,611)     (14,416,823)
                                                             ---------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................  162,131,513      15,126,712       198,205,346       39,341,772
                                                             ---------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................  210,196,969      18,067,480       296,599,171       46,564,416
     NET ASSETS:
     Beginning of period....................................  316,388,426       6,298,647       325,463,325       12,459,528
                                                             ---------------------------------------------------------------
     End of period.......................................... $526,585,395     $24,366,127     $ 622,062,496     $ 59,023,944
                                                             ===============================================================

     ---------------
     Accumulated undistributed net investment income........ $ 11,185,024     $   416,193     $   4,138,634     $    322,155
                                                             ===============================================================
     Shares issued and repurchased:
     Sold...................................................   12,863,082       1,709,480        14,863,689        4,266,674
     Issued in reinvestment of dividends and
      distributions.........................................    2,220,724           9,628         1,105,466            3,896
     Repurchased............................................   (4,387,167)       (417,938)       (5,441,625)      (1,147,636)
                                                             ---------------------------------------------------------------
     Net increase...........................................   10,696,639       1,301,170        10,527,530        3,122,934
                                                             ===============================================================

                                                                                                    GROWTH/
                                                                                                    PHOENIX
                                                                 VENTURE            PUTNAM        INVESTMENT
                                                                  VALUE             GROWTH          COUNSEL
     -----------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $    7,890,592     $    333,117     $  1,535,922
     Net realized gain on investments.......................      41,598,668       43,697,799       36,951,244
     Net realized gain on futures contracts and options
      contracts.............................................              --               --          194,755
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           1,065               --               22
     Change in unrealized appreciation/depreciation on
      investments...........................................     150,492,499          278,511       (2,566,236)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................             113               --               --
     Change in unrealized appreciation/depreciation on
      futures contracts, written options contracts and
      currency swap agreements..............................              --               --               --
                                                              --------------      -----------     ------------
     Net increase in net assets resulting from operations...     199,982,937       44,309,427       36,115,707
                                                              --------------      -----------     ------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................      (3,390,000)              --       (1,325,000)
      Distributions from net realized gain on investments...      (9,745,000)      (5,465,000)     (16,255,000)
                                                              --------------      -----------     ------------
     Total dividends and distributions to shareholders......     (13,135,000)      (5,465,000)     (17,580,000)
                                                              --------------      -----------     ------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................     607,026,485       84,068,227       36,491,255
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................      13,135,000        5,465,000       17,580,000
     Cost of shares repurchased.............................    (183,369,506)     (53,724,485)     (40,478,722)
                                                              --------------      -----------     ------------
     Net increase in net assets resulting from capital share
      transactions..........................................     436,791,979       35,808,742       13,592,533
                                                              --------------     ------------     ------------
     TOTAL INCREASE IN NET ASSETS...........................     623,639,916       74,653,169       32,128,240
     NET ASSETS:
     Beginning of period....................................     516,413,371      160,073,045      186,367,578
                                                              --------------      -----------     ------------
     End of period..........................................  $1,140,053,287     $234,726,214     $218,495,818
                                                              ==============      ===========     ============
     ---------------
     Accumulated undistributed net investment income........  $    7,883,673     $    333,117     $  1,533,739
                                                              ==============      ===========     ============
     Shares issued and repurchased:
     Sold...................................................      31,474,224        4,939,017        2,470,784
     Issued in reinvestment of dividends and
      distributions.........................................         755,319          357,190        1,337,900
     Repurchased............................................      (9,684,502)      (3,227,119)      (2,775,949)
                                                              --------------      -----------     ------------
     Net increase...........................................      22,545,041        2,069,088        1,032,735
                                                              ==============      ===========     ============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                             INTERNATIONAL INTERNATIONAL
                                                                ALLIANCE         GLOBAL      GROWTH AND    DIVERSIFIED
                                                                 GROWTH         EQUITIES       INCOME+       EQUITIES
     ------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)............................ $   1,960,357   $  1,783,905   $    76,139   $  1,750,638
     Net realized gain (loss) on investments.................    81,524,855     26,101,178       219,703     (6,297,980)
     Net realized gain on futures contracts and options
      contracts.............................................. 1,379,640....             --            --             --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities.................................            --         69,950       111,488      6,707,753
     Change in unrealized appreciation/depreciation on
      investments............................................    34,851,529      7,084,155      (263,491)     3,910,822
     Change in unrealized foreign exchange gain/loss on other
      assets and liabilities.................................            --      1,082,247      (124,407)       211,844
     Change in unrealized appreciation/depreciation on
      futures contracts, options contracts and currency swap
      agreements.............................................      (405,000)            --            --             --
                                                              ---------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      operations.............................................   119,311,381     36,121,435        19,432      6,283,077
                                                              ---------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS:
      Dividends from net investment income...................    (1,200,000)    (2,305,000)           --     (5,175,000)
      Distributions from net realized gain on investments....   (23,710,000)   (12,550,000)           --     (1,715,000)
                                                              ---------------------------------------------------------
     Total dividends and distributions to shareholders.......   (24,910,000)   (14,855,000)           --     (6,890,000)
                                                              ---------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold...............................   393,697,806    147,050,332    47,363,333    148,423,226
     Proceeds from shares issued for reinvestment of
      dividends and distributions............................    24,910,000     14,855,000            --      6,890,000
     Cost of shares repurchased..............................  (189,842,593)   (88,014,579)   (4,538,803)   (62,787,984)
                                                              ---------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions...........................................   228,765,213     73,890,753    42,824,530     92,525,242
                                                              ---------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS............................   323,166,594     95,157,188    42,843,962     91,918,319
     NET ASSETS:
     Beginning of period.....................................   381,366,673    246,482,006            --    157,008,393
                                                              ---------------------------------------------------------
     End of period........................................... $ 704,533,267   $341,639,194   $42,843,962   $248,926,712
                                                              =========================================================

     ---------------
     Accumulated undistributed net investment income......... $   1,954,191   $  1,870,601   $   188,142   $  7,621,922
                                                              =========================================================
     Shares issued and repurchased:
     Sold....................................................    18,866,011      9,425,673     4,546,734     12,963,775
     Issued in reinvestment of dividends and distributions...     1,397,084      1,045,391            --        646,315
     Repurchased.............................................    (9,403,821)    (5,605,026)     (431,073)    (5,452,782)
                                                              ---------------------------------------------------------
     Net increase............................................    10,859,274      4,866,038     4,115,661      8,157,308
                                                              =========================================================
     ---------------
     + Commenced operations June 2, 1997

                                                                  REAL        AGGRESSIVE     EMERGING
                                                                 ESTATE+        GROWTH       MARKETS+
     ------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)............................  $   239,201   $    (91,011)  $   105,714
     Net realized gain (loss) on investments.................       22,378     (2,829,784)     (913,203)
     Net realized gain on futures contracts and options
      contracts..............................................           --             --            --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities.................................           --             --       (33,595)
     Change in unrealized appreciation/depreciation on
      investments............................................    1,322,345     11,818,657    (3,567,693)
     Change in unrealized foreign exchange gain/loss on other
      assets and liabilities.................................           --             --           (30)
     Change in unrealized appreciation/depreciation on
      futures contracts, options contracts and currency swap
      agreements.............................................           --             --            --
                                                               -----------   ------------   -----------
     Net increase (decrease) in net assets resulting from
      operations.............................................    1,583,924      8,897,862    (4,408,807)
                                                               -----------   ------------   -----------
     DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS:
      Dividends from net investment income...................           --        (43,000)           --
      Distributions from net realized gain on investments....           --             --            --
                                                               -----------   ------------   -----------
     Total dividends and distributions to shareholders.......           --        (43,000)           --
                                                               -----------   ------------   -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold...............................   32,073,915     93,642,244    26,523,263
     Proceeds from shares issued for reinvestment of
      dividends and distributions............................           --         43,000            --
     Cost of shares repurchased..............................   (4,092,981)   (34,060,944)   (2,135,363)
                                                               -----------   ------------   -----------
     Net increase in net assets resulting from capital share
      transactions...........................................   27,980,934     59,624,300    24,387,900
                                                               -----------   ------------   -----------
     TOTAL INCREASE IN NET ASSETS............................   29,564,858     68,479,162    19,979,093
     NET ASSETS:
     Beginning of period.....................................           --     35,124,302            --
                                                               -----------   ------------   -----------
     End of period...........................................  $29,564,858   $103,603,464   $19,979,093
                                                               ===========   ============   ===========
     Accumulated undistributed net investment income.........  $   239,716   $         --   $   170,105
                                                               ===========   ============   ===========
     Shares issued and repurchased:
     Sold....................................................    2,929,568      8,405,394     2,715,811
     Issued in reinvestment of dividends and distributions...           --          4,470            --
     Repurchased.............................................     (364,503)    (2,989,260)     (227,806)
                                                               -----------   ------------   -----------
     Net increase............................................    2,565,065      5,420,604     2,488,005
                                                               ===========   ============   ===========

     ---------------
     + Commenced operations June 2, 1997

     See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                 CASH             GLOBAL         CORPORATE        HIGH-YIELD
                                                              MANAGEMENT           BOND             BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------

     OPERATIONS:
     Net investment income.................................. $   6,327,403     $  3,420,685     $  2,009,395     $  8,892,022
     Net realized gain (loss) on investments................        (1,609)         845,133         (242,797)         567,983
     Net realized gain (loss) on futures and options
      contracts.............................................            --           59,164         (180,880)              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --        1,545,047               --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................        (9,491)       1,124,599          647,548        4,227,884
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --         (253,318)              --               --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --               --          (39,889)              --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...     6,316,303        6,741,310        2,193,377       13,687,889
                                                             ----------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (4,240,000)      (4,060,000)      (1,225,000)      (7,420,000)
      Distributions from net realized gain on investments...        (4,750)              --               --               --
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......    (4,244,750)      (4,060,000)      (1,225,000)      (7,420,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   615,571,205       26,461,284       20,121,281       89,355,894
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     4,244,750        4,060,000        1,225,000        7,420,000
     Cost of shares repurchased.............................  (621,371,905)     (24,740,221)     (14,581,771)     (71,988,357)
                                                             ----------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions............................    (1,555,950)       5,781,063        6,764,510       24,787,537
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................       515,603        8,462,373        7,732,887       31,055,426

     NET ASSETS:
     Beginning of period....................................    90,731,193       59,759,044       29,474,520       82,173,667
                                                             ----------------------------------------------------------------
     End of period.......................................... $  91,246,796     $ 68,221,417     $ 37,207,407     $113,229,093
                                                             ================================================================
     ---------------
     Accumulated undistributed net investment income........ $   6,322,183     $  4,377,089     $  2,004,899     $  8,882,962
                                                             ================================================================
     Shares issued and repurchased:
     Sold...................................................    57,928,895        2,437,840        1,891,179        8,529,658
     Issued in reinvestment of dividends and
      distributions.........................................       408,149          391,137          118,015          744,233
     Repurchased............................................   (58,340,347)      (2,268,851)      (1,379,014)      (6,827,580)
                                                             ----------------------------------------------------------------
     Net increase (decrease)................................        (3,303)         560,126          630,180        2,446,311
                                                             ================================================================

                                                               WORLDWIDE
                                                                  HIGH         SUNAMERICA
                                                                 INCOME         BALANCED#
     ----------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $  3,853,929     $    56,068
     Net realized gain (loss) on investments................     2,824,669          28,763
     Net realized gain (loss) on futures and options
      contracts.............................................            --              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (245,282)             --
     Change in unrealized appreciation/depreciation on
      investments...........................................     2,512,138         822,808
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................        (4,477)             --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --              --
                                                              ------------     -----------
     Net increase in net assets resulting from operations...     8,940,977         907,639
                                                              ------------     -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (1,700,000)             --
      Distributions from net realized gain on investments...      (100,000)             --
                                                              ------------     -----------
     Total dividends and distributions to shareholders......    (1,800,000)             --
                                                              ------------     -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................    48,071,872      11,344,623
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,800,000              --
     Cost of shares repurchased.............................   (29,323,432)     (2,028,468)
                                                              ------------     -----------
     Net increase (decrease) in net assets resulting from
      capital share transactions............................    20,548,440       9,316,155
                                                              ------------     -----------
     TOTAL INCREASE IN NET ASSETS...........................    27,689,417      10,223,794
     NET ASSETS:
     Beginning of period....................................    21,515,080              --
                                                              ------------     -----------
     End of period..........................................  $ 49,204,497     $10,223,794
                                                              ============     ===========
     ---------------
     Accumulated undistributed net investment income........  $  3,097,896     $    56,068
                                                              ============     ===========
     Shares issued and repurchased:
     Sold...................................................     4,060,525       1,113,491
     Issued in reinvestment of dividends and
      distributions.........................................       166,821              --
     Repurchased............................................    (2,425,678)       (194,594)
                                                              ------------     -----------
     Net increase (decrease)................................     1,801,668         918,897
                                                              ============     ===========

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                               BALANCED/
                                                                PHOENIX
                                                               INVESTMENT         ASSET                          GROWTH-
                                                                COUNSEL         ALLOCATION       UTILITY#         INCOME
                                                              -------------------------------------------------------------


     OPERATIONS:
     Net investment income..................................  $  1,397,620     $  9,136,961     $   81,705     $  2,773,321
     Net realized gain (loss) on investments................     2,107,376       19,730,122         12,853       13,516,427
     Net realized gain on futures and options contracts.....            --          391,668             --        1,426,165
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --               89           (230)              29
     Change in unrealized appreciation/depreciation on
      investments...........................................     3,902,857       18,681,439        287,691       42,693,932
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --               --            139               --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --        1,166,581             --          962,381
                                                              -------------------------------------------------------------
     Net increase in net assets resulting from operations...     7,407,853       49,106,860        382,158       61,372,255
                                                              -------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................      (540,000)      (5,505,000)            --       (1,680,000)
      Distributions from net realized gain on investments...      (890,000)      (6,805,000)            --       (5,975,000)
                                                              -------------------------------------------------------------
     Total dividends and distributions to shareholders......    (1,430,000)     (12,310,000)            --       (7,655,000)
                                                              -------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................    44,916,086      108,836,939      6,090,461      145,602,473
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,430,000       12,310,000             --        7,655,000
     Cost of shares repurchased.............................   (14,731,916)     (41,391,763)      (173,972)     (52,792,476)
                                                              -------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................    31,614,170       79,755,176      5,916,489      100,464,997
                                                              -------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................    37,592,023      116,552,036      6,298,647      154,182,252

     NET ASSETS:
     Beginning of period....................................    32,428,535      199,836,390             --      171,281,073
                                                              -------------------------------------------------------------
     End of period..........................................  $ 70,020,558     $316,388,426     $6,298,647     $325,463,325
                                                              =============================================================
     ---------------
     Accumulated undistributed net investment income........  $  1,258,279     $  8,660,644     $   81,475     $  2,766,743
                                                              =============================================================
     Shares issued and repurchased:
     Sold...................................................     3,604,718        8,296,399        602,909        9,953,598
     Issued in reinvestment of dividends and
      distributions.........................................       117,502          970,055             --          541,755
     Repurchased............................................    (1,184,892)      (3,164,619)       (17,033)      (3,630,349)
                                                              -------------------------------------------------------------
     Net increase...........................................     2,537,328        6,101,835        585,876        6,865,004
                                                              =============================================================

                                                               FEDERATED         VENTURE
                                                                VALUE#            VALUE
                                                              --------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $    40,137     $  3,640,938
     Net realized gain (loss) on investments................      (22,475)       9,692,354
     Net realized gain on futures and options contracts.....           --               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           --            2,021
     Change in unrealized appreciation/depreciation on
      investments...........................................    1,196,109       75,918,377
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................           --              341
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................           --               --
                                                              -----------     ------------
     Net increase in net assets resulting from operations...    1,213,771       89,254,031
                                                              -----------     ------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................           --       (1,150,000)
      Distributions from net realized gain on investments...           --       (1,631,000)
                                                              -----------     ------------
     Total dividends and distributions to shareholders......           --       (2,781,000)
                                                              -----------     ------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   11,583,467      358,199,882
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................           --        2,781,000
     Cost of shares repurchased.............................     (337,710)     (85,948,539)
                                                              -----------     ------------
     Net increase in net assets resulting from capital share
      transactions..........................................   11,245,757      275,032,343
                                                              -----------     ------------
     TOTAL INCREASE IN NET ASSETS...........................   12,459,528      361,505,374
     NET ASSETS:
     Beginning of period....................................           --      154,907,997
                                                              -----------     ------------
     End of period..........................................  $12,459,528     $516,413,371
                                                              ===========     ============
     Accumulated undistributed net investment income........  $    40,137     $  3,382,016
                                                              ===========     ============
     Shares issued and repurchased:
     Sold...................................................    1,158,140       24,918,067
     Issued in reinvestment of dividends and
      distributions.........................................           --          208,003
     Repurchased............................................      (33,890)      (6,065,330)
                                                              -----------     ------------
     Net increase...........................................    1,124,250       19,060,740
                                                              ===========     ============

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                                GROWTH/
                                                                                PHOENIX
                                                                PUTNAM         INVESTMENT        ALLIANCE           GLOBAL
                                                                GROWTH          COUNSEL           GROWTH           EQUITIES
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)........................... $    (23,455)    $  1,327,266     $   1,199,438     $  2,128,761
     Net realized gain (loss) on investments................    8,612,831       16,211,794        21,793,902       12,300,321
     Net realized gain on futures and options contracts.....           --               --           433,180               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           --             (510)               --          496,594
     Change in unrealized appreciation/depreciation on
      investments...........................................   17,288,052       10,855,474        46,485,737       19,341,166
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................           --               21                --          (27,011)
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................           --               --           300,750               --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...   25,877,428       28,394,045        70,213,007       34,239,831
                                                             ----------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................           --       (1,265,000)         (483,000)      (1,885,000)
      Distributions from net realized gain on investments...           --      (10,645,000)      (13,185,000)      (4,480,000)
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......           --      (11,910,000)      (13,668,000)      (6,365,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   55,935,417       46,376,696       247,316,545       99,072,900
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................           --       11,910,000        13,668,000        6,365,000
     Cost of shares repurchased.............................  (37,015,839)     (38,313,646)     (104,032,606)     (52,582,422)
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................   18,919,578       19,973,050       156,951,939       52,855,478
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................   44,797,006       36,457,095       213,496,946       80,730,309

     NET ASSETS:
     Beginning of period....................................  115,276,039      149,910,483       167,869,727      165,751,697
                                                             ----------------------------------------------------------------
     End of period.......................................... $160,073,045     $186,367,578     $ 381,366,673     $246,482,006
                                                             ================================================================
     ---------------
     Accumulated undistributed net investment income........ $         --     $  1,322,795     $   1,193,834     $  2,209,001
                                                             ================================================================
     Shares issued and repurchased:
     Sold...................................................    4,113,284        3,516,917        15,394,232        7,165,202
     Issued in reinvestment of dividends and
      distributions.........................................           --          949,004           893,333          472,181
     Repurchased............................................   (2,724,390)      (2,922,221)       (6,661,296)      (3,815,033)
                                                             ----------------------------------------------------------------
     Net increase...........................................    1,388,894        1,543,700         9,626,269        3,822,350
                                                             ================================================================

                                                              INTERNATIONAL
                                                              DIVERSIFIED       AGGRESSIVE
                                                                EQUITIES         GROWTH#
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)...........................  $    481,375     $    39,730
     Net realized gain (loss) on investments................     1,688,079        (705,902)
     Net realized gain on futures and options contracts.....            --              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................     5,292,994              --
     Change in unrealized appreciation/depreciation on
      investments...........................................     5,555,457       3,091,213
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................      (813,250)             --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --              --
                                                              ------------     -----------
     Net increase in net assets resulting from operations...    12,204,655       2,425,041
                                                              ------------     -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (1,350,000)             --
      Distributions from net realized gain on investments...            --              --
                                                              ------------     -----------
     Total dividends and distributions to shareholders......    (1,350,000)             --
                                                              ------------     -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   133,585,152      39,091,029
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,350,000              --
     Cost of shares repurchased.............................   (37,742,073)     (6,391,768)
                                                              ------------     -----------
     Net increase in net assets resulting from capital share
      transactions..........................................    97,193,079      32,699,261
                                                              ------------     -----------
     TOTAL INCREASE IN NET ASSETS...........................   108,047,734      35,124,302
     NET ASSETS:
     Beginning of period....................................    48,960,659              --
                                                              ------------     -----------
     End of period..........................................  $157,008,393     $35,124,302
                                                              ============     ===========
     Accumulated undistributed net investment income........  $  4,077,453     $    39,730
                                                              ============     ===========
     Shares issued and repurchased:
     Sold...................................................    12,354,619       4,051,127
     Issued in reinvestment of dividends and
      distributions.........................................       130,941              --
     Repurchased............................................    (3,499,995)       (661,704)
                                                              ------------     -----------
     Net increase...........................................     8,985,565       3,389,423
                                                              ============     ===========

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona; and by FS Variable Separate Account (the "FS Account"), a separate account of First SunAmerica Life Insurance Company ("FS Life Company"), organized under the laws of the state of New York.

  The Trust issues 21 separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The Global Bond Portfolio seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The High-Yield Bond Portfolio seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The Balanced/Phoenix Investment Counsel Portfolio seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The Utility Portfolio seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

The Venture Value Portfolio seeks to achieve growth of capital by investing primarily in common stocks.

The Putnam Growth (formerly, the Provident Growth Portfolio), Growth/Phoenix Investment Counsel and Alliance Growth Portfolios each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

The Global Equities Portfolio seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

                                                           ---------------------

The International Growth and Income Portfolio seeks growth of capital and current income through investment primarily in common stocks and securities principally traded on markets outside the United States that offer potential for capital growth and current income.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The Real Estate Portfolio seeks total return through a combination of growth and income by investment primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate instruments.

The Aggressive Growth Portfolio seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing in common stocks that have above-average growth prospects primarily in emerging markets outside the United States.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1997, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange

---------------------
rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.
  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  CURRENCY SWAPS: Currency swaps involve the exchange by a Portfolio with another party of its respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its contractual delivery obligations. Currency swaps involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Changes in the value of the swap are reported as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. A realized gain or loss is recorded upon early termination of such agreement.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND
DISTRIBUTIONS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                    ACCUMULATED              ACCUMULATED
                                                                 UNDISTRIBUTED NET        UNDISTRIBUTED NET     PAID-IN
                                                              INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)   CAPITAL
                                                                 ----------------------------------------------------
    Global Bond*............................................         $1,729,850              $ (1,729,850)      $     --
    Worldwide High Income*..................................           (120,494)                  120,494             --
    Utility*................................................             (3,129)                    3,129             --
    Growth-Income*..........................................                 65                       (65)            --
    Venture Value...........................................              1,065                    (1,065)            --
    Growth/Phoenix Investment Counsel*......................                 22                       (22)            --
    Global Equities.........................................            182,695                  (182,696)             1
    International Growth and Income*........................            112,003                  (111,488)          (515)
    International Diversified Equities*.....................          6,968,831                (6,964,267)        (4,564)
    Real Estate.............................................                515                        --           (515)
    Aggressive Growth.......................................             94,281                        --        (94,281)
    Emerging Markets........................................             64,391                   (63,876)          (515)

  * Reclassification is primarily due to differing book/tax treatments for foreign currency transactions.

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1997, the Cash Management, High-Yield Bond, SunAmerica Balanced, and Aggressive Growth Portfolios had a 9.1%, 8.0%, 1.6% and 4.1%, undivided interest, respectively, which represented $13,341,000, $11,659,000, $2,364,000 and $5,956,000, respectively, in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  Paine Webber Securities, Inc. Repurchase Agreement, 5.625% dated 11/28/97, in the principal amount of $146,239,000 repurchase price $146,307,550 due 12/1/97 collateralized by $50,000,000 U.S. Treasury Note 4.75% due 10/31/98, $1,230,000
U.S. Treasury Note 6.00% due 5/01/98, $45,440,000 U.S. Treasury Note 6.125% due 3/31/98, and $50,000,000 U.S. Treasury Note 7.125% due 2/29/00; approximate aggregate value $149,265,739.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at November 30, 1997, were as follows:

                                         AGGREGATE      AGGREGATE                                    CAPITAL       CAPITAL
                                         UNREALIZED    UNREALIZED    GAIN/(LOSS)      COST OF          LOSS          LOSS
                                            GAIN          LOSS           NET        INVESTMENTS    CARRYOVER*+     UTILIZED
                                         ----------------------------------------------------------------------------------
Cash Management.......................  $      7,172   $    10,928   $     (3,756)  $155,310,944   $        684   $       --
Global Bond...........................     1,338,086       967,034        371,052     82,807,511             --           --
Corporate Bond**......................     2,067,215       189,531      1,877,684     59,778,545        273,407      496,303
High-Yield Bond.......................     4,764,218     3,212,750      1,551,468    196,334,578             --    8,449,586
Worldwide High Income.................     2,518,941     4,641,796     (2,122,855)   129,977,576             --           --
SunAmerica Balanced...................     4,149,254       590,567      3,558,687     40,974,768             --           --
Balanced/Phoenix Investment Counsel...     5,661,780     1,178,789      4,482,991     95,947,926             --           --
Asset Allocation......................    59,367,949     8,856,636     50,511,313    509,455,409             --           --
Utility***............................     2,176,864       131,767      2,045,097     22,401,726             --           --
Growth-Income**.......................   154,097,849     6,071,412    148,026,437    478,491,719             --           --
Federated Value.......................     7,547,700     1,210,799      6,336,901     52,959,471             --       16,874
Venture Value.........................   253,113,615    11,549,359    241,564,256    896,593,662             --           --
Putnam Growth.........................    46,989,293     1,414,609     45,574,684    189,194,894             --           --
Growth/Phoenix Investment Counsel.....    28,315,376     3,626,289     24,689,087    192,931,646             --           --
Alliance Growth.......................   114,823,260    13,918,508    100,904,752    606,363,996             --           --
Global Equities**.....................    53,292,719    15,961,693     37,331,026    301,929,742             --           --
International Growth and Income.......     1,333,688     1,700,124       (366,436)    43,544,375             --           --
International Diversified
  Equities**..........................    21,025,270    13,968,835      7,056,435    242,741,427             --           --
Real Estate...........................     1,567,814       245,597      1,322,217     28,339,353             --           --
Aggressive Growth**...................    17,160,892     2,375,151     14,785,741     91,789,119      2,868,661           --
Emerging Markets......................       519,396     4,170,438     (3,651,042)    23,720,877        927,325           --

  * Expire 2004-2005

 ** Post 10/31/97 Capital Loss Deferrals: Corporate Bond $735; Growth-Income
    $159,504; Global Equities $4,392,999; International Diversified Equities $7,883,251 and Aggressive Growth $542,896.

*** Post 10/31/97 Currency Loss Deferrals: Utility $379.

  + Net capital loss carryovers reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

---------------------

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management              $0--$100 million     0.55%
                              >  $100 million     0.50%
                              >  $300 million     0.45%
Corporate Bond               $0--$ 50 million     0.70%
                              >  $ 50 million     0.60%
                              >  $150 million     0.55%
                              >  $250 million     0.50%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation            >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
High-Yield Bond              $0--$ 50 million     0.70%
                              >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
Worldwide High                        >  $  0     1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-         $0--$ 50 million     0.70%
  Balanced/Phoenix            >  $ 50 million     0.65%
  Investment Counsel-         >  $150 million     0.60%
  Growth-Income-              >  $300 million     0.55%
  Alliance Growth-            >  $500 million     0.50%
  Growth/Phoenix
  Investment Counsel
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Utility-Federated Value      $0--$150 million     0.75%
                              >  $150 million     0.60%
                              >  $500 million     0.50%
Venture Value-Real Estate    $0--$100 million     0.80%
                              >  $100 million     0.75%
                              >  $500 million     0.70%
Putnam Growth                $0--$150 million     0.85%
                              >  $150 million     0.80%
                              >  $300 million     0.70%
International Growth and     $0--$150 million     1.00%
  Income                      >  $150 million     0.90%
                              >  $300 million     0.80%
Global Equities              $0--$ 50 million     0.90%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $300 million     0.65%
Aggressive Growth            $0--$100 million     0.75%
                              >  $100 million    0.675%
                              >  $250 million    0.625%
                              >  $500 million     0.60%
Emerging Markets                      >  $  0     1.25%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Utility and Federated Value Portfolios; Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter Discover & Co., serves as subadviser for the Worldwide High Income and International Diversified Equities Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios; Alliance Capital Management L.P. serves as a subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value and Real Estate Portfolios; and Putnam Investment Management, Inc. serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios. Effective April 16, 1997 Putnam Investment Management, Inc. assumed the role as subadviser from Provident Investment Counsel, Inc. for the Putnam Growth Portfolio (formerly the Provident Growth Portfolio).

                                                           ---------------------

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Corporate Bond               $0--$ 25 million     0.30%
                              >  $ 25 million     0.25%
                              >  $ 50 million     0.20%
                              >  $150 million     0.15%
Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation            >  $ 50 million     0.30%
                              >  $150 million     0.25%
                              >  $250 million     0.20%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified   >  $350 million     0.60%
  Equities
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-         >  $ 50 million     0.30%
  Growth-Income-              >  $150 million     0.25%
  Alliance Growth-            >  $300 million     0.20%
  Growth/Phoenix              >  $500 million     0.15%
  Investment Counsel
Utility-Federated Value      $0--$ 20 million     0.55%
                              >  $ 20 million     0.35%
                              >  $ 50 million     0.25%
                              >  $150 million     0.20%
                              >  $500 million     0.15%
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Venture Value-Real Estate    $0--$100 million     0.45%
                              >  $100 million     0.40%
                              >  $500 million     0.35%
Putnam Growth                $0--$150 million     0.50%
                              >  $150 million     0.45%
                              >  $300 million     0.35%
Global Equities              $0--$ 50 million     0.50%
                              >  $ 50 million     0.40%
                              >  $150 million     0.30%
                              >  $300 million     0.25%
International Growth         $0--$150 million     0.65%
  and Income                  >  $150 million     0.55%
                              >  $300 million     0.45%
Emerging Markets             $0--$150 million     1.00%
                              >  $150 million     0.95%
                              >  $300 million     0.85%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets:
SunAmerica Balanced Portfolio -- 1.00%, Utility Portfolio -- 1.05%, Federated Value Portfolio -- 1.05%, International Growth and Income Portfolio -- 1.60%, Real Estate Portfolio -- 1.25%, Aggressive Growth Portfolio -- 1.05% and Emerging Markets Portfolio -- 1.90%. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

  At November 30, 1997, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                                               BALANCE
                                                                                  AMOUNT      SUBJECT TO
                                                                                 RECOUPED     RECOUPMENT
                                                                                 --------     ----------
            SunAmerica Balanced Portfolio....................................    $ 9,879       $  2,613
            Utility Portfolio................................................         --         41,753
            Federated Value Portfolio........................................     16,677             --
            International Growth and Income Portfolio........................         --         52,507
            Real Estate Portfolio............................................         --          7,874
            Aggressive Growth Portfolio......................................      3,185             --
            Emerging Markets Portfolio.......................................         --         55,614

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $223,826. During the year ended November 30, 1997, an additional $19,122 was incurred as part of the organization and registration of International Growth and Income Portfolio, Real Estate Portfolio and Emerging Markets Portfolio. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

---------------------

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1997, was as follows:

                                  CASH            GLOBAL         CORPORATE       HIGH-YIELD       WORLDWIDE       SUNAMERICA
                               MANAGEMENT          BOND            BOND             BOND         HIGH INCOME       BALANCED
                               ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding
  U.S. government
  securities)..............    $        --     $226,029,858     $40,815,699     $408,262,796     $194,084,987     $48,399,099
Sales of portfolio
  securities (excluding
  U.S. government
  securities)..............             --      192,808,617      19,086,248      344,823,245      120,395,277      26,738,310
Purchases of U.S.
  government securities....             --       41,002,858       5,180,703        2,907,188               --      14,242,858
Sales of U.S. government
  securities...............             --       46,845,461       3,319,617        2,898,750               --       6,484,046

                                       BALANCED/PHOENIX
                                          INVESTMENT            ASSET                                                FEDERATED
                                           COUNSEL            ALLOCATION          UTILITY        GROWTH-INCOME         VALUE
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $110,377,548        $  365,429,006     $ 22,656,282      $ 330,671,857     $  51,917,160
Sales of portfolio securities
  (excluding U.S. government
  securities).......................      100,829,574           243,861,209        9,881,504        182,382,955        13,400,918
Purchases of U.S. government
  securities........................      100,506,017           497,120,181               --          9,846,665           218,901
Sales of U.S. government
  securities........................       97,873,551           472,455,217               --          5,699,550           580,945

                                                                               GROWTH/PHOENIX
                                           VENTURE              PUTNAM           INVESTMENT         ALLIANCE           GLOBAL
                                            VALUE               GROWTH            COUNSEL            GROWTH           EQUITIES
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $507,736,131        $  250,004,586     $408,396,428      $ 775,660,350     $ 389,226,183
Sales of portfolio securities
  (excluding U.S. government
  securities).......................      158,915,378           217,634,080      389,098,707        565,919,094       334,058,797
Purchases of U.S. government
  securities........................          667,651               868,261        6,089,651          8,594,670                --
Sales of U.S. government
  securities........................          376,658             9,311,633        8,038,393         15,660,791                --

                                        INTERNATIONAL       INTERNATIONAL
                                          GROWTH AND         DIVERSIFIED                           AGGRESSIVE         EMERGING
                                            INCOME             EQUITIES         REAL ESTATE          GROWTH           MARKETS
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $ 45,154,469        $  166,708,332     $ 25,575,741      $ 198,662,040     $  28,502,038
Sales of portfolio securities
  (excluding U.S. government
  securities).......................        4,855,692           107,056,502        1,008,403        141,546,246         6,848,213
Purchases of U.S. government
  securities........................               --                    --               --          2,424,188                --
Sales of U.S. government
  securities........................               --                    --               --                 --                --

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                               GOLDMAN        SHELBY         SUNAMERICA       ROYAL ALLIANCE
                                                             SACHS & CO.   CULLOM DAVIS   SECURITIES, INC.   ASSOCIATES, INC.
                                                             -----------   ------------   ----------------   ----------------
      Asset Allocation Portfolio...........................    $77,151       $     --         $     --            $   --
      Venture Value Portfolio..............................         --         43,704           43,992                --
      Putnam Growth Portfolio..............................         --             --              400               520
      Growth/Phoenix Investment Counsel Portfolio..........         --             --               --             1,220

9. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the year ended November 30, 1997, the High-Yield Bond Portfolio had borrowings outstanding for 5 days under the line of credit and incurred $963 in interest charges related to these borrowings. The High-Yield Bond Portfolio did not have any outstanding borrowing at November 30, 1997.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET                                                         DIVIDENDS        DIVIDENDS       NET
                ASSET                    NET REALIZED &       TOTAL        DECLARED FROM      FROM NET       ASSET
                VALUE         NET          UNREALIZED          FROM             NET           REALIZED       VALUE
  PERIOD      BEGINNING    INVESTMENT    GAIN (LOSS) ON     INVESTMENT      INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------

                                                    Cash Management Portfolio
2/9/93-
11/30/93       $ 10.00       $ 0.19          $ 0.01           $ 0.20          $    --          $    --       $10.20        2.00%
11/30/94         10.20         0.38           (0.02)            0.36            (0.09)              --        10.47        3.51
11/30/95         10.47         0.56            0.01             0.57            (0.34)              --        10.70        5.59
11/30/96         10.70         0.53           (0.02)            0.51            (0.45)              --        10.76        4.92
11/30/97         10.76         0.53            0.01             0.54            (0.56)              --        10.74        5.22
                                                      Global Bond Portfolio
7/1/93-
11/30/93         10.00         0.13            0.17             0.30               --               --        10.30        3.00
11/30/94         10.30         0.53           (0.86)           (0.33)           (0.09)           (0.05)        9.83       (3.18)
11/30/95          9.83         0.60            0.97             1.57            (0.38)              --        11.02       16.40
11/30/96         11.02         0.59            0.54             1.13            (0.75)              --        11.40       10.94
11/30/97         11.40         0.52            0.38             0.90            (0.75)           (0.04)       11.51        8.43
                                                    Corporate Bond Portfolio
7/1/93-
11/30/93         10.00         0.14            0.05             0.19               --               --        10.19        1.90
11/30/94         10.19         0.52           (0.87)           (0.35)           (0.05)           (0.04)        9.75       (3.41)
11/30/95          9.75         0.60            1.00             1.60            (0.53)              --        10.82       17.01
11/30/96         10.82         0.65            0.03             0.68            (0.41)              --        11.09        6.51
11/30/97         11.09         0.77            0.21             0.98            (0.53)              --        11.54        9.26
                                                   High-Yield Bond Portfolio
2/9/93-
11/30/93         10.00         0.76            0.36             1.12               --               --        11.12       11.20
11/30/94         11.12         1.20           (1.65)           (0.45)           (0.29)           (0.06)       10.32       (4.26)
11/30/95         10.32         1.11            0.12             1.23            (1.02)              --        10.53       12.64
11/30/96         10.53         0.98            0.48             1.46            (0.95)              --        11.04       14.86
11/30/97         11.04         1.04            0.48             1.52            (0.74)              --        11.82       14.53
                                                Worldwide High Income Portfolio
10/28/94-
11/30/94         10.00         0.04           (0.09)           (0.05)              --               --         9.95       (0.50)
11/30/95          9.95         1.10            0.47             1.57            (0.10)              --        11.42       16.02
11/30/96         11.42         1.25            1.60             2.85            (0.87)           (0.05)       13.35       26.87
11/30/97         13.35         0.98            0.68             1.66            (0.90)           (0.91)       13.20       14.17
                                                 SunAmerica Balanced Portfolio
6/3/96-
11/30/96         10.00         0.10            1.03             1.13               --               --        11.13       11.30
11/30/97         11.13         0.23            2.15             2.38            (0.04)           (0.02)       13.45       21.48
                                        Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94         10.00         0.04           (0.08)           (0.04)              --               --         9.96       (0.40)
11/30/95          9.96         0.34            2.23             2.57            (0.05)              --        12.48       25.89
11/30/96         12.48         0.34            1.31             1.65            (0.19)           (0.31)       13.63       13.75
11/30/97         13.63         0.37            1.39             1.76            (0.23)           (0.41)       14.75       13.52

              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD     PERIOD      AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------

                             Cash Management Portfolio
2/9/93-
11/30/93    $ 24,603         0.71%+++         2.53%+++        --%        $   NA
11/30/94      89,098         0.70++           3.73++          --             NA
11/30/95      90,731         0.67             5.32            --             NA
11/30/96      91,247         0.62             4.90            --             NA
11/30/97     156,119         0.63             5.06            --             NA
                               Global Bond Portfolio
7/1/93-
11/30/93      25,010         1.35+++          3.56+++         84             NA
11/30/94      44,543         1.06             5.29           347             NA
11/30/95      59,759         0.95             5.89           339             NA
11/30/96      68,221         0.89             5.44           223             NA
11/30/97      89,043         0.90             4.70           360             NA
                             Corporate Bond Portfolio
7/1/93-
11/30/93      11,667         0.94+++          3.92+++        208             NA
11/30/94      15,869         0.94++           5.21++         419             NA
11/30/95      29,475         0.96++           5.93++         412             NA
11/30/96      37,207         0.97             6.11           338             NA
11/30/97      62,272         0.91             6.99            49             NA
                            High-Yield Bond Portfolio
2/9/93-
11/30/93      41,851         0.94+++          9.43+++        229             NA
11/30/94      55,803         0.92++          11.07++         225             NA
11/30/95      82,174         0.80            10.80           174             NA
11/30/96     113,229         0.77             9.41           107             NA
11/30/97     195,639         0.75             9.26           243             NA
                         Worldwide High Income Portfolio
10/28/94-
11/30/94      10,478         1.60+++          4.48+++          2             NA
11/30/95      21,515         1.30            10.46           176             NA
11/30/96      49,204         1.18            10.45           177             NA
11/30/97     125,224         1.10             7.58           146             NA
                          SunAmerica Balanced Portfolio
6/3/96-
11/30/96      10,224         1.00+++          1.92+++         40          .0600
11/30/97      44,621         1.00             1.82           143          .0600
                       Balanced/Phoenix Investment Portfolio
10/28/94-
11/30/94       1,516         1.00+++          4.25+++         10             NA
11/30/95      32,429         0.98++           3.08++         153             NA
11/30/96      70,021         0.84             2.74           194          .0589
11/30/97      95,721         0.82             2.63           271          .0526

   *    Calculated based upon average shares outstanding

   **   After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   +    Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                       EXPENSES                                 NET INVESTMENT INCOME
                                       -----------------------------------------     --------------------------------------------
                                       1993     1994     1995     1996     1997      1993     1994      1995      1996      1997
                                       -----------------------------------------     --------------------------------------------
Cash Management Portfolio..........    1.10%    0.78%    0.67%    0.62%    0.63%     2.14%     3.65%     5.32%     4.90%    5.06%
Global Bond Portfolio..............    1.81     1.06     0.95     0.89     0.90      3.10      5.29      5.89      5.44     4.70
Corporate Bond Portfolio...........    1.81     1.09     0.97     0.97     0.91      3.05      5.06      5.92      6.11     6.99
High-Yield Bond Portfolio..........    1.29     0.93     0.80     0.77     0.75      9.08     11.06     10.80      9.41     9.26
Worldwide High Income Portfolio....      --     2.26     1.30     1.18     1.10        --      3.82     10.46     10.45     7.58
SunAmerica Balanced Portfolio......      --       --       --     1.43     1.00        --        --        --      1.49     1.82
Balanced/Phoenix Investment Counsel
  Portfolio........................      --     6.82     1.11     0.84     0.82        --     (1.57)     2.95      2.74     2.63

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET                                          TOTAL          DIVIDENDS        DIVIDENDS       NET
                ASSET         NET        NET REALIZED &        FROM        DECLARED FROM      FROM NET       ASSET
                VALUE       INVEST-        UNREALIZED        INVEST-            NET           REALIZED       VALUE
  PERIOD      BEGINNING       MENT       GAIN (LOSS) ON        MENT         INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------

                                                     Asset Allocation Portfolio
7/1/93-
11/30/93       $ 10.00       $ 0.08          $ 0.28           $ 0.36          $    --          $    --       $10.36        3.60%
11/30/94         10.36         0.29           (0.25)            0.04            (0.05)           (0.03)       10.32        0.30
11/30/95         10.32         0.42            2.24             2.66            (0.20)           (0.04)       12.74       26.10
11/30/96         12.74         0.48            2.00             2.48            (0.31)           (0.39)       14.52       20.27
11/30/97         14.52         0.44            2.55             2.99            (0.40)           (0.90)       16.21       21.97
                                                         Utility Portfolio
6/3/96-
11/30/96         10.00         0.24            0.51             0.75               --               --        10.75        7.50
11/30/97         10.75         0.36            1.91             2.27            (0.09)           (0.02)       12.91       21.26
                                                      Growth-Income Portfolio
2/9/93-
11/30/93         10.00         0.12            0.49             0.61               --               --        10.61        6.10
11/30/94         10.61         0.13           (0.36)           (0.23)           (0.04)           (0.01)       10.33       (2.20)
11/30/95         10.33         0.17            3.31             3.48            (0.10)              --        13.71       33.89
11/30/96         13.71         0.18            3.48             3.66            (0.12)           (0.43)       16.82       27.41
11/30/97         16.82         0.17            4.69             4.86            (0.13)           (0.73)       20.82       30.11
                                                     Federated Value Portfolio
6/3/96-
11/30/96         10.00         0.07            1.01             1.08               --               --        11.08       10.80
11/30/97         11.08         0.13            2.72             2.85            (0.03)              --        13.90       25.75
                                                      Venture Value Portfolio
10/28/94-
11/30/94         10.00         0.03           (0.25)           (0.22)              --               --         9.78       (2.20)
11/30/95          9.78         0.17            3.55             3.72            (0.03)              --        13.47       38.17
11/30/96         13.47         0.18            3.46             3.64            (0.09)           (0.12)       16.90       27.44
11/30/97         16.90         0.19            4.73             4.92            (0.09)           (0.26)       21.47       29.62
                                                      Putnam Growth Portfolio
2/9/93-
11/30/93         10.00         0.02            0.02             0.04               --               --        10.04        0.40
11/30/94         10.04         0.03           (0.01)            0.02            (0.01)              --        10.05        0.19
11/30/95         10.05        (0.01)           3.09             3.08            (0.03)              --        13.10       30.66
11/30/96         13.10           --            2.61             2.61               --               --        15.71       19.92
11/30/97         15.71         0.03            3.93             3.96               --            (0.52)       19.15       26.01
                                            Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93         10.00         0.17            0.61             0.78               --               --        10.78        7.80
11/30/94         10.78         0.16           (0.87)           (0.71)           (0.06)              --        10.01       (6.64)
11/30/95         10.01         0.12            3.14             3.26            (0.13)              --        13.14       32.92
11/30/96         13.14         0.11            2.16             2.27            (0.11)           (0.91)       14.39       18.40
11/30/97         14.39         0.11            2.48             2.59            (0.10)           (1.26)       15.62       19.78


               NET                         RATIO OF NET
              ASSETS        RATIO OF        INVESTMENT
              END OF       EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD      PERIOD       AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED      (000'S)         ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------

                               Asset Allocation Portfolio
7/1/93-
11/30/93    $   35,590         0.99%+++         2.33%+++        71%        $   NA
11/30/94       106,856         0.94++           2.71++         152             NA
11/30/95       199,836         0.81             3.62           207             NA
11/30/96       316,388         0.74             3.66           200          .0587
11/30/97       526,585         0.68             2.88           176          .0591
                                    Utility Portfolio
6/3/96-
11/30/96         6,299         1.05+++          4.41+++         24          .0439
11/30/97        24,366         1.05++           3.15++          77          .0365
                                  Growth-Income Portfolio
2/9/93-
11/30/93        45,080         0.82+++          1.59+++         27             NA
11/30/94        84,899         0.81++           1.26++          59             NA
11/30/95       171,281         0.77             1.42            59             NA
11/30/96       325,463         0.72             1.21            82          .0597
11/30/97       622,062         0.65             0.89            44          .0555
                                 Federated Value Portfolio
6/3/96-
11/30/96        12,460         1.05+++          1.26+++         30          .0520
11/30/97        59,024         1.03             1.03            46          .0494
                                  Venture Value Portfolio
10/28/94-
11/30/94         4,449         1.10+++          3.93+++         --             NA
11/30/95       154,908         1.00++           1.43++          18             NA
11/30/96       516,413         0.85             1.21            22          .0598
11/30/97     1,140,053         0.79             0.98            22          .0599
                                  Putnam Growth Portfolio
2/9/93-
11/30/93        42,911         0.97+++          0.32+++         40             NA
11/30/94        75,342         0.96++           0.31++          54             NA
11/30/95       115,276         0.93            (0.05)           52             NA
11/30/96       160,073         0.90            (0.02)           63          .0443
11/30/97       234,726         0.91             0.18           125          .0324
                       Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93        65,032         0.82+++          2.20+++        165             NA
11/30/94       104,194         0.81++           1.52++         211             NA
11/30/95       149,910         0.76             1.01           229             NA
11/30/96       186,368         0.74             0.82           164          .0534
11/30/97       218,496         0.73             0.77           217          .0530

   *    Calculated based upon average shares outstanding

   **   After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   +    Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                      EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                      -----------------------------------------     ---------------------------------------------
                                      1993     1994     1995     1996     1997      1993      1994      1995      1996      1997
                                      -----------------------------------------     ---------------------------------------------
Asset Allocation Portfolio........    1.67%    0.94%    0.81%    0.74%    0.68%      1.65%     2.71%     3.62%     3.66%    2.88%
Utility Portfolio.................      --       --       --     1.93     1.24         --        --        --      3.53     2.96
Growth-Income Portfolio...........    1.40     0.89     0.77     0.72     0.65       1.01      1.18      1.42      1.21     0.89
Federated Value Portfolio.........      --       --       --     1.57     1.03         --        --        --      0.74     1.03
Venture Value Portfolio...........      --     3.89     1.02     0.85     0.79         --      1.14      1.41      1.21     0.98
Putnam Growth Portfolio...........    1.46     1.05     0.93     0.90     0.91      (0.17)     0.22     (0.05)    (0.02)    0.18
Growth/Phoenix Investment Counsel
  Portfolio.......................    1.28     0.87     0.76     0.74     0.73       1.74      1.46      1.01      0.82     0.77

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET          NET                             TOTAL          DIVIDENDS        DIVIDENDS       NET
                ASSET       INVEST-      NET REALIZED &        FROM        DECLARED FROM      FROM NET       ASSET
                VALUE         MENT         UNREALIZED        INVEST-            NET           REALIZED       VALUE
  PERIOD      BEGINNING      INCOME      GAIN (LOSS) ON        MENT         INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     (LOSS)**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93       $ 10.00       $ 0.05          $ 0.87           $ 0.92          $    --          $    --       $10.92        9.20%
11/30/94         10.92         0.04           (0.14)           (0.10)           (0.01)           (0.17)       10.64       (0.93)
11/30/95         10.64         0.07            5.08             5.15            (0.03)           (0.13)       15.63       48.91
11/30/96         15.63         0.08            4.07             4.15            (0.04)           (1.01)       18.73       28.05
11/30/97         18.73         0.16            4.76             4.92            (0.05)           (1.04)       22.56       27.80
Global Equities Portfolio
2/9/93-
11/30/93         10.00         0.03            0.96             0.99               --               --        10.99        9.90
11/30/94         10.99         0.05            0.71             0.76            (0.01)           (0.07)       11.67        6.87
11/30/95         11.67         0.12            1.64             1.76            (0.08)           (0.29)       13.06       15.58
11/30/96         13.06         0.14            2.19             2.33            (0.14)           (0.33)       14.92       18.21
11/30/97         14.92         0.09            1.79             1.88            (0.13)           (0.69)       15.98       13.30
International Growth and Income Portfolio
6/2/97-
11/30/97         10.00         0.03            0.38             0.41               --               --        10.41        4.10
International Diversified Equities Portfolio
10/28/94-
11/30/94         10.00         0.01           (0.23)           (0.22)              --               --         9.78       (2.20)
11/30/95          9.78         0.07            0.38             0.45            (0.08)              --        10.15        4.63
11/30/96         10.15         0.05            1.43             1.48            (0.26)              --        11.37       14.85
11/30/97         11.37         0.09            0.28             0.37            (0.31)           (0.10)       11.33        3.52
Real Estate Portfolio
6/2/97-
11/30/97         10.00         0.16            1.37             1.53               --               --        11.53       15.30
Aggressive Growth Portfolio
6/3/96-
11/30/96         10.00         0.02            0.34             0.36               --               --        10.36        3.60
11/30/97         10.36         0.01            1.40             1.41            (0.01)              --        11.76       13.62
Emerging Markets Portfolio
6/2/97-
11/30/97         10.00         0.06           (2.03)           (1.97)              --               --         8.03      (19.70)

              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD     PERIOD      AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93    $ 23,256         0.82%+++         0.61%+++        73%        $   NA
11/30/94      53,213         0.82++           0.37++         146             NA
11/30/95     167,870         0.79             0.51           138             NA
11/30/96     381,367         0.71             0.51           121          .0649
11/30/97     704,533         0.65             0.37           110          .0617
Global Equities Portfolio
2/9/93-
11/30/93      43,737         1.50+++          0.38+++         58             NA
11/30/94     136,758         1.28             0.42            67             NA
11/30/95     165,752         1.14             1.02           106             NA
11/30/96     246,482         1.03             1.04            70          .0256
11/30/97     341,639         0.95             0.58           115          .0284
International Growth and Income Portfolio
6/2/97-
11/30/97      42,844         1.60+++          0.61+++         19          .0030
International Diversified Equities Portfolio
10/28/94-
11/30/94      12,438         1.70+++          1.60+++         --             NA
11/30/95      48,961         1.70++           0.76++          52             NA
11/30/96     157,008         1.59             0.47            53          .0023
11/30/97     248,927         1.35             0.82            56          .0008
Real Estate Portfolio
6/2/97-
11/30/97      29,565         1.25+++          3.25+++          7          .0600
Aggressive Growth Portfolio
6/3/96-
11/30/96      35,124         1.05+++          0.46+++         47          .0600
11/30/97     103,603         0.90            (0.13)          221          .0600
Emerging Markets Portfolio
6/2/97-
11/30/97      19,979         1.90+++          1.33+++         49          .0011

     * Calculated based upon average shares outstanding

    ** After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor
       National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

     + Annualized

    ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                      EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                      -----------------------------------------     ---------------------------------------------
                                      1993     1994     1995     1996     1997      1993      1994      1995      1996      1997
                                      -----------------------------------------     ---------------------------------------------
Alliance Growth Portfolio.........    1.56%    0.96%    0.79%    0.71%    0.65%     (0.13)%    0.23%     0.51%     0.51%     0.37%
Global Equities Portfolio.........    2.52     1.28     1.14     1.03     0.95      (0.64)     0.42      1.02      1.04      0.58
International Growth and Income
  Portfolio+......................      --       --       --       --     2.02         --        --        --        --      0.19
International Diversified Equities
  Portfolio.......................      --     3.50     2.09     1.59     1.35         --     (0.20)     0.37      0.47      0.82
Real Estate Portfolio+............      --       --       --       --     1.36         --        --        --        --      3.14
Aggressive Growth Portfolio.......      --       --       --     1.09     0.90         --        --        --      0.42     (0.13)
Emerging Markets Portfolio+.......      --       --       --       --     2.60         --        --        --        --      0.63

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio (formerly Fixed Income Portfolio), High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio (formerly Provident Growth Portfolio), Global Equities Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio and Emerging Markets Portfolio (constituting the twenty-one portfolios of SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 14, 1998

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended November 30, 1997.

  During the year ended November 30, 1997 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                                QUALIFYING % FOR
                                                               NET              NET               NET                 THE
                                                TOTAL       INVESTMENT      SHORT-TERM         LONG-TERM         70% DIVIDENDS
                                              DIVIDENDS       INCOME       CAPITAL GAINS     CAPITAL GAINS     RECEIVED DEDUCTION
                                              ---------     ----------     -------------     -------------     ------------------
Cash Management Portfolio.................      $0.56         $ 0.56           $  --             $  --                   --%
Global Bond Portfolio.....................       0.79           0.74            0.03              0.02                   --
Corporate Bond Portfolio..................       0.53           0.53              --                --                 1.67
High-Yield Bond Portfolio.................       0.74           0.74              --                --                10.52
Worldwide High Income Portfolio...........       1.81           0.90            0.84              0.07                 0.35
SunAmerica Balanced Portfolio.............       0.06           0.04            0.02                --                10.12
Balanced/Phoenix Investment Counsel
  Portfolio...............................       0.64           0.23            0.29              0.12                11.37
Asset Allocation Portfolio................       1.30           0.40            0.45              0.45                19.12
Utility Portfolio.........................       0.11           0.09            0.02                --                42.08
Growth-Income Portfolio...................       0.86           0.13            0.27              0.46                42.64
Federated Value Portfolio.................       0.03           0.03              --                --                33.24
Venture Value Portfolio...................       0.35           0.09            0.01              0.25                99.86
Putnam Growth Portfolio...................       0.52             --              --              0.52                   --
Growth/Phoenix Investment Counsel
  Portfolio...............................       1.36           0.10            0.95              0.31                 9.30
Alliance Growth Portfolio.................       1.09           0.05            0.60              0.44                17.04
Global Equities Portfolio.................       0.82           0.13            0.29              0.40                17.03
International Growth and Income
  Portfolio...............................         --             --              --                --                   --
International Diversified Equities
  Portfolio...............................       0.42           0.31            0.04              0.07                   --
Real Estate Portfolio.....................         --             --              --                --                   --
Aggressive Growth Portfolio...............       0.01           0.01              --                --                   --
Emerging Markets Portfolio................         --             --              --                --                   --

  The Global Equities and International Diversified Equities Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended November 30, 1997 were $378,404 and $488,607 respectively. The gross foreign source income for information reporting is $3,020,961 and $4,258,469 respectively.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 97.6%                   AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 3.9%
                       ABN Amro Bank 5.65% due 3/22/99.............................  $ 5,000,000   $  4,993,847
                       Societe Generale 5.76% due 4/16/99..........................    5,000,000      4,998,314
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $9,997,639).............                   9,992,161
                                                                                                   -------------
                       COMMERCIAL PAPER -- 72.8%
                       Alleheny University Hospitals 5.51% due 8/10/98.............    3,000,000      2,968,091
                       Atlantis One Funding Corp. 5.50% due 7/14/98................    4,000,000      3,973,722
                       Atlantis One Funding Corp. 5.52% due 8/05/98................    4,000,000      3,960,350
                       Avnet, Inc. 5.49% due 7/21/98...............................    5,000,000      4,961,875
                       Banco Bradesco SA 5.43% due 6/16/98.........................    2,000,000      1,995,475
                       Banner Receivables Corp. 5.58% due 7/16/98..................    2,000,000      1,986,050
                       Bavaria Global Corp. 5.55% due 7/27/98......................    5,000,000      4,956,833
                       BBL North America, Inc. 5.67% due 6/01/98...................   30,000,000     30,000,000
                       Certain Funding Corp. 5.55% due 7/15/98.....................    5,000,000      4,966,083
                       Corporate Asset Funding Co. 5.52% due 8/28/98...............    5,000,000      4,933,389
                       Cosco Cayman Fund Co. Ltd 5.52% due 8/04/98.................    5,000,000      4,951,467
                       Du Pont (E.I.) De Nemours & Co. 5.48% due 8/04/98...........    5,000,000      4,951,467
                       Edison Asset Securitization 5.54% due 7/13/98...............    6,500,000      6,457,988
                       Four Winds Funding Corp. 5.52% due 8/14/98..................    5,000,000      4,942,547
                       Garanti Funding Corp. 5.53% due 7/29/98.....................    5,000,000      4,955,453
                       Greenwich Asset Funding, Inc. 5.48% due 7/13/98.............    5,000,000      4,968,033
                       Greenwich Asset Funding, Inc. 5.53% due 9/02/98.............    5,000,000      4,929,604
                       Island Finance Puerto Rico, Inc. 5.53% due 7/02/98..........    6,000,000      5,971,428
                       Kittyhawk Funding Corp. 5.50% due 7/16/98...................    2,000,000      1,986,250
                       KZH Holding Corp. 5.45% due 10/05/98........................    4,352,000      4,268,681
                       KZH IV Corp. 5.56% due 8/26/98..............................    5,035,000      4,969,086
                       Merrill Lynch & Co., Inc. 5.52% due 8/19/98.................    5,000,000      4,940,201
                       Merrill Lynch & Co., Inc. 5.53% due 7/28/98.................    4,000,000      3,964,977
                       Mitsubishi International Corp. 5.56% due 9/02/98............    5,000,000      4,929,604
                       Mitsui & Co. USA, Inc. 5.55% due 7/07/98....................    4,000,000      3,977,800
                       Morgan Stanley, Dean Witter, Discover and Co. 5.61% due
                         6/22/98(1)................................................    5,000,000      5,000,919
                       Pegasus Three Ltd. 5.55% due 6/09/98........................    4,000,000      3,995,067
                       Pegasus Two Ltd. 5.57% due 7/29/98..........................    4,085,000      4,048,342
                       Pemex Capital, Inc. 5.52% due 8/12/98.......................    3,000,000      2,967,180
                       Petroleo Brasileiro SA 5.51% due 8/26/98....................    5,000,000      4,934,783
                       Plantation Pipe Line 5.52% due 9/04/98......................    5,000,000      4,928,050
                       Sigma Finance Corp. 5.52% due 8/07/98.......................    5,000,000      4,949,192
                       Silver Tower US Funding, LLC 5.52% due 8/17/98..............    5,000,000      4,940,325
                       Southland Corp. 5.50% due 7/15/98...........................    4,000,000      3,973,111
                       Sumitomo Corporation Of America 5.58% due 6/02/98...........    2,000,000      1,999,690
                       Westways Funding III Ltd. 5.54% due 7/06/98.................    2,092,000      2,080,732
                       Westways Funding III Ltd. 5.55% due 6/19/98.................    2,000,000      1,994,450
                       Westways Funding III Ltd. 5.55% due 8/19/98.................    5,000,000      4,937,361
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $186,609,608)..................                 186,615,656
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 15.5%
                       Abbey National Treasury Services PLC 5.54% due 1/20/99......    4,000,000      3,993,095
                       Bankers Trust Co. 5.57% due 6/01/98(1)......................    5,000,000      4,989,691
                       Bankers Trust Co. 5.58% due 8/20/98(1)......................    3,000,000      2,999,520
                       Banque National De Paris New York 5.71% due 3/30/99.........    2,000,000      1,998,633

                                                           ---------------------

                                                                                      PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       Barnett Banks, Inc. 5.81% due 6/28/98(1)....................  $ 3,000,000   $  3,006,299
                       Bear Stearns Co., Inc. 5.64% due 8/10/98(1).................    3,000,000      2,999,970
                       Chase Manhattan Corp. 5.66% due 7/15/98(1)..................    2,000,000      2,000,920
                       General Motors Acceptance Corp. 5.82% due 8/06/98(1)........    4,000,000      4,004,760
                       Goldman Sachs Group LP 5.69% due 7/15/98(1).................    2,000,000      2,000,000
                       Kansallis Bank 9.75% due 12/15/98...........................    3,000,000      3,056,250
                       Sanwa Business Credit Corp. 5.64% due 8/20/98(1)............    5,000,000      4,999,498
                       Virginia Electric & Power Co. 9.30% due 6/09/99.............    3,500,000      3,609,375
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $39,673,714).........                  39,658,011
                                                                                                   -------------
                       MUNICIPAL BONDS -- 5.4%
                       Illinois Student Assistance Corp. 5.61% due 6/03/98(1)......    4,000,000      4,000,000
                       Illinois Student Assistance Corp. 5.61% due 6/03/98(1)......    3,000,000      3,000,000
                       New Hampshire State Industrial Development Authority,
                         Revenue 5.64% due 8/21/98.................................    5,000,000      5,001,464
                       Texas St. General Obligation 5.59% due 6/03/98(1)...........    1,875,000      1,875,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $13,875,000)....................                  13,876,464
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $250,155,961).............                 250,142,292
                                                                                                   -------------

                                       REPURCHASE AGREEMENT -- 2.5%
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.5%
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $6,481,000)...............................................    6,481,000      6,481,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $256,636,961)                              100.1%                    256,623,292
                       Liabilities in excess of other assets --               (0.1)                    (173,880)
                                                                             ------                -------------
                       NET ASSETS --                                   100.0%                      $256,449,412
                                                                             ------                =============
                                                                             ------

              -----------------------------
              (1) Variable rate security; maturity date reflects next reset date; rate as of May 31, 1998.

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                     (DENOMINATED IN
                                      FOREIGN BONDS & NOTES -- 70.0%                 LOCAL CURRENCY)      VALUE
                       --------------------------------------------------------------------------------------------
                       AUSTRALIAN DOLLAR -- 0.5%
                       Commonwealth of Australia 8.75% 2008........................         700,000    $   553,260
                                                                                                       ------------
                       CANADIAN DOLLAR -- 2.0%
                       Government of Canada 6.00% 2008.............................       2,800,000      2,022,980
                                                                                                       ------------
                       DANISH KRONER -- 6.9%
                       Kingdom of Denmark 8.00% 2003...............................      33,000,000      5,536,489
                       Kingdom of Denmark 8.00% 2006...............................       7,500,000      1,312,354
                                                                                                       ------------
                                                                                                         6,848,843
                                                                                                       ------------
                       FRENCH FRANC -- 6.6%
                       Government of France 4.75% 2002.............................      16,000,000      2,703,794
                       Government of France 5.50% 2007.............................      22,000,000      3,842,554
                                                                                                       ------------
                                                                                                         6,546,348
                                                                                                       ------------
                       GERMAN MARK -- 7.9%
                       Baden-Wuerttemberg 5.38% 2010...............................       3,800,000      2,171,641
                       Halifax PLC 5.63% 2007......................................         800,000        465,361
                       Kreditanst Fur Wie 5.00% 2009...............................       2,900,000      1,628,791
                       Republic of Germany 6.00% 2007..............................       3,400,000      2,054,577
                       Republic of Germany 6.25% 2024..............................       2,400,000      1,497,638
                                                                                                       ------------
                                                                                                         7,818,008
                                                                                                       ------------
                       ITALIAN LIRA -- 6.1%
                       Republic of Italy 6.75% 2007................................   1,000,000,000        637,315
                       Republic of Italy 8.50% 2004................................   8,000,000,000      5,396,123
                                                                                                       ------------
                                                                                                         6,033,438
                                                                                                       ------------
                       JAPANESE YEN -- 12.3%
                       Asian Development Bank 5.00% 2003...........................     221,000,000      1,890,692
                       Asian Development Bank 5.63% 2002...........................     320,000,000      2,717,886
                       European Investment Bank 2.13% 2007.........................     182,000,000      1,394,190
                       Federal National Mortgage Association 2.13% 2007............     490,000,000      3,728,943
                       International Bank of Reconstruction & Development 2.00%
                         2008......................................................     130,000,000        980,351
                       Republic of Italy 5.13% 2003................................     170,000,000      1,482,575
                                                                                                       ------------
                                                                                                        12,194,637
                                                                                                       ------------
                       NETHERLANDS GUILDER -- 3.1%
                       Government of Netherlands 8.25% 2007........................       5,000,000      3,074,265
                                                                                                       ------------
                       POUND STERLING -- 13.6%
                       Abbey National Treasury Services 8.00% 2003.................       1,200,000      2,077,559
                       Bank Nederlandse Gemeenten 6.38% 2005.......................         700,000      1,153,315
                       United Kingdom Treasury 6.75% 2004..........................       3,600,000      6,190,415
                       United Kingdom Treasury 7.75% 2006..........................       2,200,000      4,045,789
                                                                                                       ------------
                                                                                                        13,467,078
                                                                                                       ------------
                       SPANISH PESETA -- 4.0%
                       Government of Spain 10.30% 2002.............................     500,000,000      3,984,493
                                                                                                       ------------

                                                           ---------------------

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                     (DENOMINATED IN
                                    FOREIGN BONDS & NOTES (CONTINUED)                LOCAL CURRENCY)      VALUE
                       --------------------------------------------------------------------------------------------
                       UNITED STATES DOLLAR -- 7.0%
                       Bayerische Landesbank Girozentrale 6.63% 2007...............   $   3,000,000    $ 3,126,231
                       Neder Waterschaps Bank 6.13% 2008...........................       2,000,000      2,006,250
                       Ontario Hydro 6.10% 2008....................................       1,800,000      1,799,176
                                                                                                       ------------
                                                                                                         6,931,657
                                                                                                       ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $69,459,854)..............                     69,475,007
                                                                                                       ------------
                       DOMESTIC BONDS & NOTES -- 19.4%
                       --------------------------------------------------------------------------------------------
                       CORPORATE BONDS -- 6.4%
                       Ameritech Capital Fund 5.88% 2003...........................       2,200,000      2,181,423
                       Ford Motor Credit Co. zero coupon 2005......................       2,900,000      2,885,616
                       Ford Motor Credit Co. 6.13% 2003............................       1,300,000      1,299,012
                                                                                                       ------------
                                                                                                         6,366,051
                                                                                                       ------------
                       U.S. GOVERNMENT -- 13.0%
                       United States Treasury Bonds 6.50% 2026.....................       1,800,000      1,951,308
                       United States Treasury Notes 6.50% 2006.....................       1,800,000      1,896,192
                       United States Treasury Notes 7.00% 2006.....................       8,300,000      9,002,927
                                                                                                       ------------
                                                                                                        12,850,427
                                                                                                       ------------
                       TOTAL DOMESTIC BONDS & NOTES (cost $19,256,402).............                     19,216,478
                                                                                                       ------------
                       TOTAL INVESTMENT SECURITIES (cost $88,716,256)..............                     88,691,485
                                                                                                       ------------
                       SHORT-TERM SECURITIES -- 8.1%
                       --------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 8.1%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co. 5.63% due 6/01/98.....................................       8,061,000      8,061,000
                                                                                                       ------------
                       TOTAL SHORT-TERM SECURITIES (cost $8,061,000)...............                      8,061,000
                                                                                                       ------------
                       TOTAL INVESTMENTS --
                         (cost $96,777,256)                              97.5%                          96,752,485
                       Other assets less liabilities --                       2.5                        2,441,921
                                                                             ------                    ------------
                       NET ASSETS --                                 100.0%                            $99,194,406
                                                                             ------                    ============
                                                                             ------

---------------------

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------------
                            CONTRACT                IN          DELIVERY  GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR       DATE      APPRECIATION

                       -------------------------------------------------------------------
                       *AUD      5,585,590   USD    3,749,215   08/28/98    $  250,049
                        CHF      6,949,000   USD    4,821,007   06/24/98        84,142
                       *DEM     22,098,745   USD   12,424,972   07/23/98            42
                       *DEM      9,975,184   USD    5,610,103   07/23/98         1,596
                       *DEM        856,180   USD      482,627   07/23/98         1,243
                        DKK      8,899,167   USD    1,320,580   07/16/98         8,923
                        DKK     37,130,867   USD    5,513,284   07/16/98        40,530
                        ESP    182,383,370   USD    1,221,590   06/10/98        17,660
                        FRF     39,707,160   USD    6,661,381   07/30/98           800
                        GBP      5,142,477   USD    8,536,512   06/29/98       149,422
                        ITL  9,481,138,574   USD    5,414,143   08/13/98        15,876
                        ITL  1,328,691,000   USD      768,029   08/13/98        11,514
                       *JPY    155,480,230   DEM    2,185,000   07/23/98        96,876
                        JPY  1,720,306,429   USD   13,174,954   07/24/98       652,135
                        JPY     90,086,834   USD      696,727   07/24/98        40,948
                       *USD      1,226,000   DEM    2,189,330   07/23/98         4,942
                                                                            -----------
                                                                             1,376,698
                                                                            -----------

                                                                          GROSS UNREALIZED
                                                                            DEPRECIATION

                       -------------------------------------------------------------------
                        ESP    465,916,000   USD    3,013,687   06/10/98    $  (61,869)
                        GBP        706,100   USD    1,148,118   06/29/98        (3,491)
                        GBP      2,479,934   USD    4,040,978   06/29/98        (3,654)
                        NLG      6,160,466   USD    3,062,737   07/17/98        (9,309)
                       *NZD      2,003,000   USD    1,052,977   10/21/98       (10,066)
                       *USD      3,211,373   AUD    4,843,736   06/18/98      (176,951)
                        USD      3,010,853   SEK   23,304,002   07/16/98       (32,895)
                        USD      1,391,968   SEK   10,587,167   07/16/98       (39,061)
                       *USD      5,139,653   DEM    9,086,289   07/23/98       (30,923)
                       *USD      3,467,859   DEM    6,118,933   07/23/98       (27,513)
                       *USD      2,145,696   DEM    3,763,100   07/23/98       (29,908)
                        USD      2,740,738   CAD    3,970,192   08/24/98       (11,262)
                       *USD      2,395,248   NZD    4,357,000   10/21/98       (82,876)
                                                                            -----------
                                                                              (519,778)
                                                                            -----------
                                Net Unrealized Appreciation.............    $  856,920
                                                                            ===========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

           AUD  --   Australian Dollar
           CAD  --   Canadian Dollar
           CHF  --   Swiss Franc
           DEM  --   Deutsche Mark
           DKK  --   Danish Krone
           ESP  --   Spanish Peseta
           FRF  --   French Franc
           GBP  --   Pound Sterling
           ITL  --   Italian Lira
           JPY  --   Japanese Yen
           NLG  --   Netherlands Guilder
           NZD  --   New Zealand Dollar
           SEK  --   Swedish Krona
           USD  --   United States Dollar

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                 (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 77.5%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.2%
                       Apparel & Textiles -- 1.1%
                       Collins & Aikman Corp. 10.00% 2007..........................  $   50,000   $    52,375
                       Collins & Aikman Corp. 11.50% 2006..........................     250,000       278,750
                       GFSI, Inc. 9.63% 2007.......................................     100,000       105,625
                       Pillowtex Corp. 9.00% 2007..................................      75,000        78,375
                       Pillowtex Corp. 10.00% 2006.................................     125,000       135,000
                       Reliance Industries Ltd. 8.25% 2027*........................     500,000       479,685

                       Automotive -- 1.4%
                       Aftermarket Technology Corp. 12.00% 2004....................      75,000        82,313
                       Arvin Industries, Inc. 6.75% 2008...........................     375,000       373,485
                       Dana Corp. 7.00% 2028.......................................     800,000       817,160
                       Lear Corp. 9.50% 2006.......................................      50,000        55,125
                       Oshkosh Truck Corp. 8.75% 2008*.............................      50,000        50,500

                       Housing -- 0.6%
                       American Architecture Products Corp. 11.75% 2007*...........     100,000       104,750
                       American Builders & Contractors Supply Co., Inc. 10.63%
                         2007......................................................      75,000        77,625
                       Building Materials Corp. of America 8.63% 2006..............     100,000       103,000
                       Falcon Building Products, Inc. zero coupon 2007(1)..........     100,000        67,250
                       Sealy Mattress Co. zero coupon 2007*........................     250,000       167,500
                       Syratech Corp. 11.00% 2007..................................      50,000        45,000

                       Retail -- 5.1%
                       Boyds Collection Ltd. 9.00% 2008*...........................     150,000       150,375
                       Brylane Capital Corp. 10.00% 2003...........................     850,000       895,687
                       Chattem, Inc. 8.88% 2008*...................................     125,000       124,688
                       Harcourt General, Inc. 7.20% 2027...........................     870,000       874,628
                       Icon Health & Fitness, Inc. 13.00% 2002.....................     100,000       107,250
                       Jitney Jungle Stores of America, Inc. 10.38% 2007...........     125,000       130,938
                       K Mart Corp. Pass Through Trust 8.54% 2015..................     884,778       909,649
                       Leslies Poolmart, Inc. 10.38% 2004..........................      50,000        52,875
                       Penney (J.C.) Co., Inc. 7.65% 2016..........................     500,000       544,730
                       ShopKo Stores, Inc. 9.25% 2022..............................   1,000,000     1,213,260
                       Stater Brothers Holdings, Inc. 9.00% 2004...................     100,000       102,000
                                                                                                  ------------
                                                                                                    8,179,598
                                                                                                  ------------
                       CONSUMER STAPLES -- 2.8%
                       Food, Beverage & Tobacco -- 1.9%
                       Ameriserve Food Distribution, Inc. 10.13% 2007..............     200,000       212,000
                       Aurora Foods, Inc. 9.88% 2007...............................      50,000        53,500
                       Carr Gottstein Foods Co. 12.00% 2005........................     100,000       111,500
                       Di Giorgio Corp. 10.00% 2007................................     100,000       100,750
                       Dimon, Inc. 8.88% 2006......................................      75,000        77,960
                       Eagle Family Foods, Inc. 8.75% 2008*........................     150,000       146,250
                       International Home Foods, Inc. 10.38% 2006..................     100,000       110,000
                       Nebco Evans Holding Co. zero coupon 2007(1).................     125,000        84,688
                       Philip Morris Cos., Inc. 7.75% 2027.........................   1,000,000     1,062,980

                       Household Products -- 0.9%
                       Diamond Brands Operating Corp. 10.13% 2008*.................      50,000        50,500
                       NBTY, Inc. 8.63% 2007.......................................     100,000       102,750

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household Products (continued)
                       Playtex Family Products Corp. 9.00% 2003....................  $  200,000   $   204,000
                       Polymer Group, Inc. 9.00% 2007..............................     200,000       206,000
                       Revlon Consumer Products Corp. 8.63% 2008...................     200,000       198,500
                       Simmons Co. 10.75% 2006.....................................     100,000       105,500
                                                                                                  ------------
                                                                                                    2,826,878
                                                                                                  ------------
                       EDUCATION -- 0.6%
                       University -- 0.6%
                       Boston University 7.63% 2097................................     500,000       559,700
                                                                                                  ------------
                       ENERGY -- 4.3%
                       Energy Services -- 1.8%
                       Coastal Corp. 9.75% 2003....................................     250,000       290,562
                       Enersis SA 7.40% 2016.......................................     600,000       584,982
                       Occidental Petroleum Corp. 8.50% 2004.......................     450,000       460,989
                       Pride Petroleum Services, Inc. 9.38% 2007...................     175,000       187,688
                       Tosco Corp. 7.00% 2000......................................     250,000       254,323

                       Energy Sources -- 2.5%
                       Abraxas Petroleum Corp. 11.50% 2004.........................      50,000        52,375
                       Anker Coal Group, Inc. 9.75% 2007...........................     100,000        97,000
                       Di Industries, Inc. 8.88% 2007..............................     100,000       100,750
                       Forcenergy, Inc. 8.50% 2007.................................     100,000        97,000
                       Forcenergy, Inc. 9.50% 2006.................................      50,000        51,750
                       Husky Oil Ltd. 7.13% 2006...................................   1,000,000     1,026,480
                       KCS Energy, Inc. 8.88% 2008.................................      50,000        48,500
                       National Equipment Services, Inc. 10.00% 2004*..............      50,000        53,125
                       Ocean Energy, Inc. 10.38% 2005..............................      75,000        83,250
                       Sun Co., Inc. 9.00% 2024....................................     750,000       912,652
                                                                                                  ------------
                                                                                                    4,301,426
                                                                                                  ------------
                       FINANCE -- 22.9%
                       Banks -- 6.1%
                       ABN Amro Holdings NV 7.30% 2026.............................     500,000       505,700
                       Continental Bank NA 12.50% 2001(2)..........................     300,000       349,029
                       Den Danske Bank 7.40% 2007*.................................     500,000       529,645
                       First Nationwide Holdings, Inc. 10.63% 2003.................     300,000       334,500
                       Firstbank Puerto Rico 7.63% 2005............................     750,000       780,960
                       National Australia Bank Ltd. 6.60% 2007.....................     500,000       509,355
                       National Bank of Canada 8.13% 2004..........................     750,000       814,275
                       Republic New York Corp. 7.75% 2009..........................   1,000,000     1,112,500
                       Security Pacific Corp. 11.50% 2000..........................     275,000       308,712
                       Signet Banking Corp. 9.63% 1999.............................     300,000       309,978
                       Swedbank 7.50% 2006.........................................     500,000       514,215

                       Financial Services -- 12.6%
                       Allmerica Financial Corp. 7.63% 2025........................     500,000       540,605
                       Amvescap PLC 6.60% 2005*....................................   1,000,000     1,009,090
                       Arvin Capital I 9.50% 2027..................................     500,000       562,700
                       Case Equipment Loan Trust 7.30% 2002........................      40,647        40,794
                       Chevy Chase Auto Receivables 5.80% 2002.....................      46,580        46,550
                       CNA Financial Corp. 6.95% 2018..............................     500,000       499,140
                       CNA Financial Corp. 7.25% 2023..............................     500,000       510,815
                       Continental Global Group, Inc. 11.00% 2007..................     150,000       158,625
                       Delphi Funding LLC 9.31% 2027...............................     800,000       911,152
                       Ford Capital BV 9.38% 2001..................................     600,000       651,768
                       Ford Capital BV 9.50% 2001..................................     200,000       218,622

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Ford Motor Credit Co. 6.88% 2001............................  $  550,000   $   560,656
                       General Motors Acceptance Corp. 5.63% 2001..................     300,000       297,240
                       Green Tree Financial Corp. 10.25% 2002......................     970,000     1,078,087
                       Hutchinson Whampoa Finance Ltd. 7.50% 2027*.................     500,000       441,150
                       Lehman Brothers, Inc. 7.38% 2007............................     575,000       609,351
                       Navistar Financial Corp. 6.55% 2001.........................      44,797        44,950
                       Reinsurance Group America, Inc. 7.25% 2006*.................     500,000       525,160
                       Resolution Funding Corp. zero coupon 2021...................     640,000       163,834
                       Salomon, Inc. 7.20% 2004....................................     525,000       548,294
                       Santander Finance Issuances 7.25% 2015......................   1,000,000     1,039,580
                       Sun Communities Operating LP 6.77% 2005.....................     900,000       917,172
                       Susa Partnership LP 7.50% 2027..............................     750,000       767,587
                       Susa Partnership LP 8.20% 2017..............................     250,000       277,813
                       Tanger Properties Ltd. 8.75% 2001...........................      85,000        87,898
                       Trizec Finance Corp., Ltd. 10.88% 2005......................      67,000        73,700

                       Insurance -- 4.2%
                       Conseco, Inc. 6.40% 2003....................................     500,000       497,120
                       Conseco, Inc. 10.50% 2004...................................     750,000       901,342
                       Equitable Life Assurance Society of the US 7.70% 2015*......   1,000,000     1,090,700
                       Life Re Capital Trust I 8.72% 2027*.........................     500,000       550,680
                       Provident Cos., Inc. 7.41% 2038.............................     350,000       356,573
                       USF & G Capital II 8.47% 2027...............................     500,000       556,400
                       USF & G Capital III 8.31% 2046*.............................     250,000       279,963
                                                                                                  ------------
                                                                                                   22,883,980
                                                                                                  ------------
                       HEALTHCARE -- 1.3%
                       Health Services -- 1.2%
                       Everest Healthcare Services, Inc. 9.75% 2008*...............      75,000        75,563
                       Genesis Health Ventures, Inc. 9.25% 2006....................      50,000        50,250
                       Hudson Respiratory Care, Inc. 9.13% 2008*...................     125,000       125,937
                       Tenet Healthcare Corp. 8.00% 2005...........................     450,000       463,500
                       Tenet Healthcare Corp. 8.13% 2008*..........................     500,000       502,070

                       Medical Products & Services -- 0.1%
                       Dade International, Inc. 11.13% 2006*.......................     100,000       113,250
                                                                                                  ------------
                                                                                                    1,330,570
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 7.2%
                       Aerospace & Military Technology -- 0.1%
                       Tracor, Inc. 8.50% 2007.....................................     150,000       161,250

                       Business Services -- 4.8%
                       Allied Waste Industries, Inc. zero coupon 2007*(1)..........     150,000       110,250
                       Allied Waste North America, Inc. 10.25% 2006................     100,000       110,250
                       Anchor Lamina, Inc. 9.88% 2008..............................     100,000        99,750
                       Aviation Sales Co. 8.13% 2008...............................     100,000        97,750
                       Coinmach Corp. 11.75% 2005..................................      50,000        56,000
                       Cummings Engine, Inc. 7.13% 2028............................     500,000       503,310
                       Dailey Petroleum Services Corp. 9.50% 2008..................     100,000       100,250
                       Dialog Corp. PLC 11.00% 2007................................      75,000        82,688
                       Diva Systems Corp. zero coupon 2008*(1)(2)..................     100,000        54,000
                       Eagle Picher Industries, Inc. 9.38% 2008*...................      75,000        76,406
                       Fisher Scientific International, Inc. 9.00% 2008............      50,000        50,000
                       Glenoit Corp. 11.00% 2007...................................      50,000        53,750
                       Grove Worldwide LLC 9.25% 2008*.............................     150,000       150,000
                       Holt Group, Inc. 9.75% 2006*................................     100,000       101,250
                       Purina Mills, Inc. 9.00% 2010*..............................      50,000        51,375

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Service Corp. International 6.50% 2008......................  $  550,000   $   550,522
                       Sitel Corp. 9.25% 2006*.....................................     200,000       204,000
                       SMFC Trust 7.76% 2035(3)....................................     248,331       226,136
                       Statia Terminals International 11.75% 2003..................      50,000        52,875
                       Tekni Plex, Inc. 9.25% 2008*................................     125,000       125,313
                       Tokheim Corp. 11.50% 2006...................................      31,000        34,410
                       United Stationers Supply Co. 12.75% 2005....................      33,000        37,414
                       Universal Compression, Inc. zero coupon 2008................     100,000        63,250
                       USA Waste Service, Inc. 7.13% 2007..........................     750,000       779,205
                       Viasystems, Inc. 9.75% 2007*................................     100,000       102,750
                       Waste Management, Inc. 8.75% 2018...........................     850,000       958,264

                       Electrical Equipment -- 0.1%
                       Amphenol Corp. 9.88% 2007...................................      50,000        53,000

                       Machinery -- 0.3%
                       Alvey Systems, Inc. 11.38% 2003.............................     100,000       107,000
                       CLARK Material Handling Co. 10.75% 2006.....................     100,000       107,000
                       Neenah Corp. 11.13% 2007....................................      50,000        55,313
                       Werner Holdings Co., Inc. 10.00% 2007*......................      50,000        52,250

                       Multi-Industry -- 0.1%
                       Four M Corp. 12.00% 2006....................................      50,000        52,000

                       Transportation -- 1.8%
                       Allied Holdings, Inc. 8.63% 2007............................     100,000       102,500
                       Ameritruck Distribution Corp. 12.25% 2005...................     100,000        70,000
                       Chemical Leaman Corp. 10.38% 2005...........................     100,000       105,750
                       Gearbulk Holdings Ltd. 11.25% 2004..........................     100,000       109,000
                       Johnstown America Industries, Inc. 11.75% 2005..............      50,000        55,625
                       Stena AB 8.75% 2007.........................................     100,000       103,125
                       Stena AB 10.50% 2005........................................     100,000       109,000
                       Stena Line AB 10.63% 2008...................................     100,000       101,250
                       Transport Ocean Container Corp. 12.25% 2004.................     850,000       994,500
                                                                                                  ------------
                                                                                                    7,169,731
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 12.0%
                       Broadcasting & Media -- 9.9%
                       Acme Televison LLC zero coupon 2004.........................      75,000        61,313
                       Affiliated Newspapers Investments, Inc. zero coupon
                         2006(1)(2)................................................     100,000        97,000
                       Big City Radio, Inc. zero coupon 2005*......................     150,000       111,000
                       Chancellor Media Corp. 8.13% 2007...........................     175,000       175,875
                       Chancellor Media Corp. 8.75% 2007...........................      50,000        51,750
                       Chancellor Media Corp. 9.38% 2004...........................     100,000       104,750
                       Chancellor Media Corp. 10.50% 2007..........................     100,000       112,250
                       Comcast Cable Communications 8.50% 2027*....................     500,000       587,525
                       Comcast Cellular Holdings, Inc. 9.50% 2007..................      50,000        51,500
                       Comcast Corp. 9.38% 2005....................................     200,000       213,434
                       Comcast UK Cable Partners Ltd. zero coupon 2007(1)..........     175,000       143,937
                       Continental Cablevision, Inc. 9.50% 2013....................     750,000       882,585
                       CSC Holdings, Inc. 9.25% 2005...............................     225,000       237,937
                       Diamond Cable PLC zero coupon 2007*(1)......................     150,000       106,688
                       Diamond Holdings PLC 9.13% 2008*............................     100,000       103,250
                       Echostar Satellite Broadcasting Corp. zero coupon 2004(1)...     150,000       137,625
                       Fox/Liberty Networks LLC zero coupon 2007*(1)...............     250,000       168,125
                       Garden State Newspapers, Inc. 8.75% 2009....................      50,000        51,188
                       Hollinger International Publishing, Inc. 9.25% 2007.........      75,000        78,375
                       International CableTel, Inc. zero coupon 2006(1)............     250,000       205,000

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Lamar Advertising Co. 8.63% 2007............................  $  150,000   $   153,000
                       Millicom International Cellular SA zero coupon 2006(1)......     200,000       157,500
                       News America Holdings, Inc. 8.00% 2016......................     300,000       326,616
                       News America Holdings, Inc. 10.13% 2012.....................     500,000       582,675
                       Outdoor Systems, Inc. 8.88% 2007............................     200,000       207,500
                       Paging Network, Inc. 10.00% 2008............................     175,000       181,125
                       Paramount Communications, Inc. 8.25% 2022...................     500,000       519,760
                       Regal Cinemas, Inc. 9.50% 2008*.............................     125,000       125,625
                       Rogers Cablesystems Ltd. 10.00% 2007........................     100,000       110,250
                       Rogers Cablesystems Ltd. Class B 10.00% 2005................     125,000       138,125
                       SCI Television, Inc. 11.00% 2005............................     475,000       481,469
                       SFX Broadcasting, Inc. 10.75% 2006..........................      50,000        55,250
                       Silver Cinemas International, Inc. 10.50% 2005*.............     100,000       102,250
                       Sinclair Broadcast Group, Inc. 8.75% 2007...................     150,000       152,250
                       Sinclair Broadcast Group, Inc. 9.00% 2007*..................     175,000       179,812
                       Sinclair Broadcast Group, Inc. 10.00% 2005..................      50,000        53,500
                       Sullivan Broadcasting 10.25% 2005...........................     100,000       114,375
                       Telewest Communications PLC zero coupon 2007(1).............     300,000       240,750
                       Teligent, Inc. 11.50% 2007..................................     150,000       153,375
                       TKR Cable, Inc. 10.50% 2007.................................   1,200,000     1,318,740
                       UIH Australia Pacific, Inc. zero coupon 2006(1).............     100,000        69,000
                       United International Holdings, Inc. 10.75% 2008.............     250,000       157,500
                       Viacom, Inc. 8.00% 2006.....................................     450,000       463,500
                       Ziff Davis, Inc. 8.50% 2008.................................     200,000       201,500

                       Entertainment Products -- 0.1%
                       Cobblestone Golf Group, Inc. 11.50% 2003....................      50,000        56,188

                       Leisure & Tourism -- 2.0%
                       AMF Group, Inc., Series B zero coupon 2006(1)...............     197,000       160,062
                       Continental Airlines 6.90% 2018.............................     750,000       769,732
                       Courtyard Marriott Ltd. 10.75% 2008.........................      50,000        55,188
                       Premier Parks, Inc. zero coupon 2008(1).....................     250,000       159,375
                       Premier Parks, Inc. 12.00% 2003.............................     100,000       110,750
                       Six Flags Theme Parks, Inc. zero coupon 2005(1).............     125,000       141,094
                       Southwest Airlines Co. 7.38% 2027...........................     590,000       637,607
                                                                                                  ------------
                                                                                                   12,016,550
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 5.0%
                       Computers & Business Equipment -- 0.5%
                       Harris Corp. 10.38% 2018....................................     500,000       535,410

                       Electronics -- 0.8%
                       Figgie International, Inc. 9.88% 1999.......................     750,000       765,000

                       Telecommunications -- 3.7%
                       Anixter, Inc. 8.00% 2003....................................     500,000       526,320
                       Call-Net Enterprises, Inc. zero coupon 2007(1)..............     250,000       175,313
                       Charter Communications South East LP 11.25% 2006............      50,000        55,000
                       E Spire Communications, Inc. 13.75% 2007....................      50,000        57,500
                       Hermes Europe Railtel BV 11.50% 2007........................     100,000       113,000
                       Highwaymaster Communications 13.75% 2005*(2)................      50,000        50,875
                       ICG Holdings, Inc. zero coupon 2006.........................     100,000        79,000
                       Intermedia Communications, Inc. zero coupon 2006(1).........     175,000       143,062
                       Intermedia Communications, Inc. zero coupon 2007(1).........     125,000        91,875
                       Intermedia Communications, Inc. 8.60% 2008*.................     100,000       101,000
                       IXC Communications, Inc. 9.00% 2008*........................     100,000        98,875
                       JTM Industries, Inc. 10.00% 2008*...........................      50,000        50,375

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Lenfest Communications, Inc. 8.38% 2005.....................  $  150,000   $   157,125
                       Level 3 Commerce, Inc. 9.13% 2008...........................     400,000       388,000
                       Mcleod USA, Inc. zero coupon 2007(1)........................     275,000       204,187
                       Mcleod USA, Inc. 8.38% 2008*................................      50,000        50,000
                       Metronet Communications Corp. 12.00% 2007(2)................      50,000        57,500
                       Nextel Communications, Inc. zero coupon 2007(1).............     225,000       149,625
                       Nextel Communications, Inc. zero coupon 2008*(1)............     250,000       159,375
                       Nextel International, Inc. zero coupon 2008*(1).............      75,000        44,063
                       Nextlink Communications, Inc. 9.00% 2008*...................     100,000        99,750
                       Nextlink Communications, Inc. 9.45% 2008*...................     150,000        91,500
                       Pegasus Communications Corp. 9.63% 2005.....................      50,000        51,750
                       Qwest Communications International, Inc. zero coupon
                         2008*(1)..................................................      50,000        35,437
                       Qwest Communications International, Inc. 10.88% 2007........     150,000       172,125
                       Telecommunications Techniques LLC 9.75% 2008*...............     125,000       125,313
                       Telesystem International Wireless, Inc. zero coupon
                         2007(1)...................................................     250,000       170,000
                       Triton PCS, Inc. zero coupon 2008*(1).......................     200,000       117,750
                       Vanguard Cellular Systems, Inc. 9.38% 2006..................     100,000       104,500
                                                                                                  ------------
                                                                                                    5,020,605
                                                                                                  ------------
                       MATERIALS -- 6.7%
                       Chemicals -- 0.0%
                       ISP Holdings, Inc. 9.75% 2002...............................      50,000        52,750

                       Forest Products -- 1.7%
                       Buckeye Cellulose Corp. 9.25% 2008..........................     125,000       131,875
                       Donohue Forest Products, Inc. 7.63% 2007....................     750,000       798,375
                       Pope & Talbot, Inc. 8.38% 2013..............................     250,000       248,632
                       Quno Corp. 9.13% 2005.......................................     400,000       428,000
                       Stone Container Corp. 11.50% 2004...........................      50,000        54,500

                       Metals & Minerals -- 5.0%
                       Barrick Gold Finance, Inc. 7.50% 2007.......................     750,000       792,877
                       Chiles Offshore LLC Corp. 10.00% 2008*......................     125,000       122,500
                       Euramax International PLC 11.25% 2006.......................     100,000       108,000
                       GS Technologies, Inc. 12.25% 2005...........................     100,000       114,250
                       Inco Ltd. 9.60% 2022........................................   1,325,000     1,482,052
                       MMI Products, Inc. 11.25% 2007*.............................     150,000       165,375
                       Placer Dome, Inc. 8.50% 2045................................     750,000       717,443
                       Ryderson Tull, Inc. 9.13% 2006..............................     100,000       107,750
                       Santa Fe Pacific Gold Corp. 8.38% 2005......................     225,000       234,844
                       Southdown, Inc. 10.00% 2006.................................   1,000,000     1,115,000
                                                                                                  ------------
                                                                                                    6,674,223
                                                                                                  ------------
                       MUNICIPAL BONDS -- 0.8%
                       Municipal Bonds -- 0.8%
                       Atlanta & Fulton County Georgia Recreation 7.00% 2028.......     500,000       504,320
                       McKeesport Pennsylvania 7.30% 2020..........................     250,000       256,620
                                                                                                  ------------
                                                                                                      760,940
                                                                                                  ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.8%
                       Foreign Government -- 1.8%
                       Province of Quebec 13.25% 2014..............................     890,000     1,005,335
                       Republic of Colombia 7.25% 2003.............................     250,000       246,432
                       Republic of South Africa 9.63% 1999.........................     500,000       519,525
                                                                                                  ------------
                                                                                                    1,771,292
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.0%
                       Real Estate Companies -- 0.1%
                       AEI Holdings, Inc. 10.00% 2007*.............................  $   50,000   $    50,375

                       Real Estate Investment Trusts -- 0.9%
                       Chelsea GCA Realty, Inc. 7.75% 2001.........................     150,000       153,755
                       Price REIT, Inc. 7.50% 2006.................................     750,000       790,132
                                                                                                  ------------
                                                                                                      994,262
                                                                                                  ------------
                       UTILITIES -- 2.9%
                       Electric Utilities -- 2.5%
                       California Energy, Inc. 10.25% 2004(4)......................     600,000       642,300
                       El Paso Electric Co. 9.40% 2011.............................      75,000        84,919
                       International Utility Structures, Inc. 10.75% 2008*.........      50,000        51,375
                       Israel Electric Corp Ltd. 7.88% 2026*.......................     850,000       883,541
                       Puget Sound Energy 7.02% 2027...............................     350,000       360,832
                       Tenaga Nasional Berhad 7.50% 2096*..........................     500,000       384,340
                       Wesco Distribution, Inc. 9.13% 2008.........................     100,000        99,675
                       Wesco International, Inc. 11.13% 2008.......................      50,000        29,011

                       Telephone -- 0.4%
                       American Cellular Corp. 10.50% 2008.........................     125,000       123,437
                       Paging Network, Inc. 10.13% 2007............................      50,000        52,000
                       Pathnet, Inc. 12.25% 2008*(2)...............................     100,000       109,000
                       Viatel, Inc. 11.25%, 4/15/08(2).............................      75,000        78,750
                       Viatel, Inc. zero coupon 2008*(2)...........................      50,000        29,125
                                                                                                  ------------
                                                                                                    2,928,305
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $75,586,180)......................                77,418,060
                                                                                                  ------------

                                         PREFERRED STOCK -- 4.2%                       SHARES
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.0%
                       Food, Beverage & Tobacco -- 0.0%
                       Nebco Evans Holding Co. 11.25%*(5)..........................         350        36,225
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Broadcasting & Media -- 0.8%
                       American Radio Systems Corp. Series B, 11.375%(5)...........       1,052       125,188
                       Benedek Communications Corp. 11.50%*(5).....................          75        75,750
                       Capstar Broadcasting Partners 12.00%*.......................         532        62,909
                       Pegasus Communications Corp. 12.75%*........................         111       130,425
                       Primedia, Inc. Series F, 9.20%..............................       3,000       297,000
                       SFX Broadcasting, Inc. Series E, 12.625%*...................         531        62,791
                       Sinclair Capital 11.625%....................................         500        55,545
                                                                                                  ------------
                                                                                                      809,608
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 1.1%
                       Software -- 1.0%
                       Microsoft Corp. convertible $2.196..........................      10,520       982,305

                       Telecommunications -- 0.1%
                       Nextel Communications, Inc. 11.125%(5)......................          51        54,282
                                                                                                  ------------
                                                                                                    1,036,587
                                                                                                  ------------

---------------------

                                       PREFERRED STOCK (CONTINUED)                     SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 2.3%
                       Real Estate Investment Trusts -- 2.3%
                       Crown American Realty Trust Series A, 11.00%................       1,000   $    53,625
                       Highwood Properties, Inc. 8.625%............................       1,000     1,100,625
                       Security Capital Industrial Trust Series C, 8.54%...........      20,000     1,096,250
                                                                                                  ------------
                                                                                                    2,250,500
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $3,915,582).....................                 4,132,920
                                                                                                  ------------


                                            WARRANTS -- 0.0%+                         WARRANTS
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Australis Holdings Property Ltd. 10/30/01* .................          50             0
                       Pegasus Communications Corp. 1/01/2007......................         100         3,250
                       UIH Australia Pacific, Inc. 5/15/06.........................         100           500
                                                                                                  ------------
                                                                                                        3,750
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Highwaymaster Communications, Inc. 1/01/49*.................          50            50
                       Metronet Communications Corp. 8/15/07*......................          50         2,000
                                                                                                  ------------
                                                                                                        2,050
                                                                                                  ------------
                       TOTAL WARRANTS (cost $2,772)................................                     5,800
                                                                                                  ------------
                                                                                     PRINCIPAL
                                  U.S. GOVERNMENT AND AGENCIES -- 10.7%                AMOUNT
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 10.7%
                       U.S. Government & Agencies -- 10.7%
                       Federal National Mortgage Association 6.50% 2011............  $1,252,369     1,259,407
                       Federal National Mortgage Association 8.50% 2005............     750,000       780,465
                       Government National Mortgage Association 8.00% 2026.........   1,141,014     1,186,289
                       United States Treasury Bonds 6.00% 2026.....................   1,750,000     1,776,250
                       United States Treasury Bonds 6.13% 2027.....................   1,000,000     1,044,840
                       United States Treasury Bonds 6.38% 2027.....................   1,432,000     1,534,703
                       United States Treasury Bonds 11.63% 2004....................   1,000,000     1,319,220
                       United States Treasury Notes 5.63% 2002.....................     500,000       500,390
                       United States Treasury Notes 6.25% 2003.....................     250,000       256,563
                       United States Treasury Notes 7.75% 1999.....................   1,000,000     1,030,940
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT AND AGENCIES (cost $10,528,192).......                10,689,067
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $90,032,726)..............                92,245,847
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 7.4%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.9%
                       Continental Corp. 8.25% due 4/15/99.........................  $  100,000   $   101,549
                       Valassis Inserts, Inc. 9.38% due 3/15/99....................     750,000       763,815
                                                                                                  ------------
                                                                                                      865,364
                                                                                                  ------------
                       TIME DEPOSIT -- 6.5%
                       Cayman Island Time Deposit 5.25% due 6/01/98................   6,515,000     6,515,000
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $7,373,242)...............                 7,380,364
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $97,405,968)                                  99.8%                 99,626,211
                       Other assets less liabilities --    0.2                                        228,994
                                                                             ------               ------------
                       NET ASSETS --                                     100.0%                   $99,855,205
                                                                             ------               ============
                                                                             ------

              -----------------------------
              *   Resale restricted to qualified institutional buyers
              +   Non-income producing securities
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants
              (3) Fair valued security; see Note 2
              (4) Variable rate security; rate as of May 31, 1998
              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 89.5%                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.0%
                       Apparel & Textiles -- 1.8%
                       Phillips Van Heusen Corp. 7.75% 2023........................  $2,500,000   $  2,299,475
                       Phillips Van Heusen Corp. 9.50% 2008*.......................   3,000,000      2,992,500

                       Automotive -- 0.6%
                       Trident Automotive PLC 10.00% 2005*.........................   1,500,000      1,616,250

                       Housing -- 0.8%
                       Lifestyle Furnishings International Ltd. 10.88% 2006........   2,000,000      2,230,000

                       Retail -- 3.8%
                       Commemorative Brands, Inc. 11.00% 2007......................   1,500,000      1,530,000
                       Electronic Retailing Systems International zero coupon
                         2004(1)...................................................   1,500,000        757,500
                       Eye Care Centers of America, Inc. 12.00% 2003...............   2,000,000      2,167,500
                       Finlay Fine Jewelry Corp. 8.38% 2008........................   1,500,000      1,507,500
                       Jitney Jungle Stores of America, Inc. 12.00% 2006...........   2,500,000      2,815,625
                       Jumbo Sports, Inc. convertible 4.25% 2000...................     900,000        324,000
                       Shop At Home, Inc. 11.00% 2005..............................   2,000,000      2,075,000
                                                                                                  -------------
                                                                                                    20,315,350
                                                                                                  -------------
                       CONSUMER STAPLES -- 7.2%
                       Food, Beverage & Tobacco -- 1.2%
                       Specialty Foods Acquisition Corp. zero coupon 2005(1).......   1,500,000        605,625
                       Specialty Foods Corp. 11.13% 2002...........................   2,850,000      2,878,500

                       Household Products -- 6.0%
                       Carson, Inc. 10.38% 2007....................................   2,000,000      2,000,000
                       Drypers Corp. 10.25% 2007...................................   1,000,000      1,032,500
                       Drypers Corp. 10.25% 2007*..................................   2,000,000      2,065,000
                       French Fragrances, Inc. 10.38% 2007.........................   2,750,000      2,942,500
                       Polymer Group Inc. 9.00% 2007...............................   3,500,000      3,605,000
                       Polymer Group, Inc. 8.75% 2008*.............................   3,500,000      3,535,000
                       Revlon Consumer Products Corp. 9.50% 1999...................   2,000,000      2,057,500
                                                                                                  -------------
                                                                                                    20,721,625
                                                                                                  -------------
                       ENERGY -- 4.6%
                       Energy Services -- 1.6%
                       Pride International, Inc. 9.38% 2007........................   4,400,000      4,719,000

                       Energy Sources -- 3.0%
                       Houston Exploration Co. 8.63% 2008*.........................   1,000,000      1,000,000
                       ICO, Inc. 10.38% 2007.......................................   1,250,000      1,300,000
                       P&L Coal Holdings Corp. 8.88% 2008*.........................   2,000,000      2,042,500
                       Southwest Royalties, Inc. 10.50% 2004.......................   2,500,000      2,262,500
                       Statia Terms International 11.75% 2003......................   2,000,000      2,115,000
                                                                                                  -------------
                                                                                                    13,439,000
                                                                                                  -------------
                       FINANCE -- 4.3%
                       Banks -- 1.2%
                       Bankunited Financial Corp. 10.25% 2026......................   2,000,000      2,180,000
                       Western Financial Savings Bank 8.88% 2007...................   1,500,000      1,421,250

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 3.1%
                       Dollar Financial Group, Inc. 10.88% 2006....................  $2,000,000   $  2,170,000
                       DTI Holdings, Inc. zero coupon 2008(1)(2)...................   3,750,000      2,137,500
                       Nationwide Credit, Inc. 10.25% 2008*........................   2,000,000      2,035,000
                       Richmont Marketing Specialist 10.13% 2007*..................   2,500,000      2,537,500
                                                                                                  -------------
                                                                                                    12,481,250
                                                                                                  -------------
                       HEALTHCARE -- 4.1%
                       Drugs -- 1.5%
                       Schein Pharmaceutical, Inc. 8.73% 2004(3)...................   4,500,000      4,365,000

                       Health Services -- 2.6%
                       Abbey Healthcare Group, Inc. 9.50% 2002.....................   1,500,000      1,500,000
                       Fresenius Medical Care Capital Trust III 7.88% 2008.........   1,000,000        985,000
                       Integrated Health Services, Inc. 9.25% 2008.................   1,000,000      1,025,000
                       Tenet Healthcare Corp. 8.00% 2005...........................   4,000,000      4,120,000
                                                                                                  -------------
                                                                                                    11,995,000
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 7.8%
                       Aerospace & Military Technology -- 1.5%
                       Interlake Corp. 12.13% 2002.................................   2,000,000      2,060,000
                       L-3 Communications Corp. 10.38% 2007........................   2,000,000      2,210,000

                       Business Services -- 1.0%
                       Huntsman Corp. 9.09% 2008*(3)...............................   3,000,000      3,030,000

                       Transportation -- 5.3%
                       Alpha Shipping PLC 9.50% 2008*..............................   1,250,000      1,206,250
                       Ermis Maritime Holdings Ltd. 12.50% 2006*(2)................   1,364,000      1,470,392
                       First Wave Marine, Inc. 11.00% 2008.........................   2,000,000      2,135,000
                       Golden Ocean Group Ltd. 10.00% 2001*(2).....................   3,350,000      2,876,813
                       Panoceanic Bulk Carriers Ltd. 12.00% 2007...................   1,000,000        952,500
                       Pegasus Shipping Hellas Ltd. 11.88% 2004....................   1,500,000      1,522,500
                       Stena AB 10.50% 2005........................................   2,000,000      2,160,000
                       TBS Shipping International Ltd. 10.00% 2005*................   1,500,000      1,406,250
                       Travelcenters America, Inc. 10.25% 2007.....................   1,500,000      1,590,000
                                                                                                  -------------
                                                                                                    22,619,705
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 12.9%
                       Broadcasting & Media -- 11.5%
                       Australis Holdings Property Ltd. zero coupon 2002(1)(4).....   1,000,000        200,000
                       Big City Radio, Inc. zero coupon 2005*(1)...................   2,500,000      1,850,000
                       Busse Broadcasting Corp. 11.63% 2000........................   1,820,000      1,963,325
                       Cellnet Data Systems, Inc. zero coupon 2007(1)..............   3,200,000      1,832,000
                       Central European Media Enterprises Ltd. 9.38% 2004..........   3,525,000      3,413,434
                       Comcast UK Cable Partners Ltd. zero coupon 2007(1)..........   1,000,000        822,500
                       Diamond Holdings PLC 9.13% 2008*............................   2,500,000      2,581,250
                       Echostar DBS Corp. 12.50% 2002..............................   1,250,000      1,403,125
                       Echostar Satellite Broadcasting Corp. zero coupon 2004(1)...   1,000,000        917,500
                       Fox Family Worldwide, Inc. 9.25% 2007.......................   1,500,000      1,462,500
                       ICG Services, Inc. zero coupon 2008*(1).....................   3,500,000      2,095,625
                       International CableTel, Inc. zero coupon 2006(1)............   5,000,000      4,100,000
                       Knology Holdings, Inc. zero coupon 2007(1)..................   2,500,000      1,459,375
                       Radio One, Inc. 7.00% 2004(3)...............................   1,000,000      1,020,000
                       Spanish Broadcasting Systems, Inc. 12.50% 2002..............   2,250,000      2,573,437
                       UIH Australia Pacific, Inc. zero coupon 2006(1).............   1,000,000        690,000
                       United International Holdings, Inc. zero coupon 2008(1).....   4,500,000      2,801,250
                       Wavetek Corp. 10.13% 2007...................................   2,000,000      2,080,000

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 0.3%
                       Outboard Marine Corp. 10.75% 2008*..........................  $1,000,000   $  1,008,750

                       Leisure & Tourism -- 1.1%
                       Station Casinos, Inc. 9.63% 2003............................   3,000,000      3,101,250
                                                                                                  -------------
                                                                                                    37,375,321
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 24.4%
                       Computers & Business Equipment -- 0.6%
                       Diva Systems Corp. zero coupon 2008*(1)(2)..................   3,250,000      1,722,500

                       Electronics -- 1.5%
                       Hawk Corp. 10.25% 2003......................................   2,000,000      2,147,500
                       Park 'N View, Inc. 13.00% 2008*(2)..........................   2,250,000      2,261,250

                       Software -- 0.4%
                       Verio, Inc. 13.50% 2004*(2).................................   1,000,000      1,160,000

                       Telecommunications -- 21.9%
                       American Mobile Satellite Corp. 12.25% 2008*(2).............   1,500,000      1,515,000
                       Centennial Cellular Corp. 8.88% 2001........................   3,500,000      3,648,750
                       Comcast Cellular Holdings, Inc. 9.50% 2007..................   5,000,000      5,150,000
                       E Spire Communications, Inc. zero coupon 2005(1)............   1,500,000      1,237,500
                       Flag Ltd. 8.25% 2008*.......................................   1,250,000      1,268,750
                       Global Crossing Holdings Ltd. 9.63% 2008*...................     750,000        772,500
                       GST Network Funding Inc. zero coupon 2008*(1)...............   2,250,000      1,341,562
                       Hermes Europe Railtel BV 11.50% 2007........................   1,500,000      1,695,000
                       ICG Holdings, Inc. zero coupon 2007(1)......................   3,500,000      2,520,000
                       IDT Corp. 8.75% 2006*.......................................   1,000,000        972,500
                       Intermedia Communications Inc. 8.60% 2008*..................   4,000,000      4,040,000
                       International Wireless Communication zero coupon 2001.......   3,750,000      1,312,500
                       Ionica PLC zero coupon 2007(1)..............................   4,250,000      1,147,500
                       Ionica PLC 13.50% 2006......................................     500,000        320,000
                       Lenfest Communications, Inc. 7.63% 2008*....................   1,000,000        995,000
                       Level 3 Communications, Inc. 9.13% 2008*....................   3,500,000      3,395,000
                       Microcell Telecommunications zero coupon 2006(1)............   3,000,000      2,220,000
                       Midcom Communications, Inc. 8.25% 2003 convertible(5).......     550,000        121,000
                       Millicom International Cellular SA zero coupon 2006(1)......   1,000,000        787,500
                       Nextel Communications, Inc. zero coupon 2004(1).............   1,000,000        977,500
                       Nextel Communications, Inc. zero coupon 2004(1).............   3,500,000      3,386,250
                       Occidente Y Caribe Celular SA zero coupon 2004(1)...........   2,000,000      1,534,980
                       Omnipoint Communications, Inc. 8.88% 2006*(3)...............   3,000,000      2,992,500
                       Orbcomm Global LP 14.00% 2004...............................   2,750,000      3,183,125
                       Orion Network Systems, Inc. 12.50% 2007(1)(2)...............   3,500,000      2,725,625
                       Paging Network Do Brasil SA 13.50% 2005.....................   1,594,000      1,507,669
                       Poland Telecom Finance BV 14.00% 2007*(2)...................   1,000,000      1,100,000
                       Primus Telecommunications Group 9.88% 2008*.................   4,000,000      3,980,000
                       Rhythms Netconnections, Inc. 13.50% 2008*(1)(2).............   2,000,000      1,040,000
                       RSL Communications Ltd. 12.25% 2006.........................   2,750,000      3,121,250
                       Transtel Pass Through Trust 12.50% 2007*....................   1,500,000      1,434,375
                       Vialog Corp. 12.75% 2001....................................   2,000,000      2,062,500
                                                                                                  -------------
                                                                                                    77,797,086
                                                                                                  -------------
                       MATERIALS -- 11.8%
                       Chemicals -- 2.7%
                       American Pacific Corp. 9.25% 2005*..........................   2,000,000      2,070,000
                       NL Industries, Inc. 11.75% 2003.............................   2,595,000      2,854,500
                       Sterling Chemicals Holdings, Inc. zero coupon 2008(1).......   3,250,000      1,933,750
                       Sterling Chemicals, Inc. 11.75% 2006........................   1,000,000      1,010,000

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products -- 3.1%
                       Ainsworth Lumber Ltd. 12.50% 2007*..........................  $1,750,000   $  1,881,250
                       American Pad & Paper Co. 13.00% 2005........................     650,000        654,875
                       Doman Industries Ltd. 8.75% 2004............................   3,000,000      2,955,000
                       Florida Coast Paper Co. 12.75% 2003.........................   3,000,000      3,315,000

                       Metals & Minerals -- 6.0%
                       Acme Metals, Inc. 10.88% 2007*..............................   1,500,000      1,473,750
                       Acme Metals, Inc. 12.50% 2002...............................   1,727,000      1,839,255
                       Ameristeel Corp. 8.75% 2008*................................   1,775,000      1,775,000
                       Great Central Mines Ltd. 8.88% 2008*........................   3,000,000      2,981,250
                       GS Technologies Operating, Inc. 12.00% 2004.................   1,500,000      1,665,000
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................   3,000,000      3,206,250
                       Metal Management, Inc. 10.00% 2008*.........................   3,000,000      2,958,750
                       Renco Metals, Inc. 11.50% 2003..............................   1,500,000      1,575,000
                                                                                                  -------------
                                                                                                    34,148,630
                                                                                                  -------------
                       UTILITIES -- 5.4%
                       Electric Utilities -- 0.6%
                       International Utility Structures, Inc. 10.75% 2008*.........   1,750,000      1,798,125

                       Telephone -- 4.8%
                       Bell Technology Group Ltd. 13.00% 2005*(2)..................   4,000,000      4,130,000
                       Celcaribe SA 13.50% 2004....................................   1,250,000      1,292,188
                       Covad Communications Group, Inc. zero coupon 2008*(1)(2)....   1,750,000        918,750
                       Econophone, Inc. 13.50% 2007................................   2,000,000      2,255,000
                       KMC Telecom Holdings, Inc. zero coupon 2008*(1)(2)..........   4,500,000      2,677,500
                       USN Communications, Inc. zero coupon 2004(1)................   2,750,000      2,193,125
                       Viatel, Inc. zero coupon 2008*(1)(2)........................     500,000        291,250
                                                                                                  -------------
                                                                                                    15,555,938
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $261,038,714).....................                259,448,905
                                                                                                  -------------


                                           COMMON STOCK -- 0.1%                        SHARES
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Capital Gaming International, Inc.+(4)......................         103              1
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       Hyperion Telecommunications.................................      18,180        278,381
                       Microcell Telecommunications................................      17,149        137,192
                       Paging Brazil Holdings Co. LLC(4)...........................       1,594             16
                                                                                                  -------------
                                                                                                       415,589
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $359,913)..........................                    415,590
                                                                                                  -------------

---------------------

                                         PREFERRED STOCK -- 4.3%                       SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.8%
                       Health Services -- 0.8%
                       Fresenius Medical Care Capital Trust 8.22%..................       2,250   $  2,351,250
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 2.6%
                       Broadcasting & Media -- 2.6%
                       CSC Holdings, Inc. Series M 11.13%..........................      23,769      2,739,371
                       Echostar Communications Corp. Series C 3.85%................      35,000      2,135,000
                       Time Warner, Inc. Series M 10.25%(6)........................       2,250      2,553,750
                                                                                                  -------------
                                                                                                     7,428,121
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Telecommunications -- 0.9%
                       Intermedia Communications, Inc. convertible, 7.00%*.........       5,000        171,875
                       IXC Communications, Inc. 6.75%*.............................      15,000        693,750
                       Nextlink Communications, Inc. 6.50%*........................      10,000        477,500
                       Omnipoint Corp. 7.00%*......................................      29,000      1,334,000
                                                                                                  -------------
                                                                                                     2,677,125
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $12,019,188)....................                 12,456,496
                                                                                                  -------------


                                            WARRANTS -- 0.2%+                         WARRANTS
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Electronic Retailing Systems International 2/01/04*.........       1,500         15,000
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Multi-Industry -- 0.0%
                       Golden Ocean Group Ltd. 8/30/01.............................       2,500         10,000
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       Australis Holdings Property Ltd. 10/30/01*..................       1,000              0
                       Benedek Communications Corp. 7/01/07(4).....................      12,500         31,250
                       Cellnet Data Systems, Inc. 9/15/07..........................       1,700         80,750
                       Knology Holdings, Inc. 10/15/07*............................       6,000         12,000
                       UIH Australia Pacific, Inc. 5/15/06(4)......................       1,000          5,000
                       United International Holdings, Inc. 11/15/99................       1,750         17,500

                       Leisure & Tourism -- 0.0%
                       Fitzgerald Gaming Corp. 3/15/99*(4).........................       2,000             20
                                                                                                  -------------
                                                                                                       146,520
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       Clearnet Communications, Inc. 9/15/05.......................       3,300         19,800
                       International Wireless Communication Holdings, Inc.
                         8/15/07*(4)...............................................       3,750              0
                       Ionica PLC 8/15/06..........................................       1,000         25,000
                       Occidente Y Caribe Celular SA 3/15/04*(4)...................       8,000         64,000
                       Primus Telecommunications Group 8/01/04.....................       1,000         38,000
                       Vialog Corp. 11/15/01.......................................       2,000        120,000
                                                                                                  -------------
                                                                                                       266,800
                                                                                                  -------------
                       TOTAL WARRANTS (cost $423,359)..............................                    438,320
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $273,841,174).............                272,759,311
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 0.7%                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.7%
                       Stone Container Corp. 11.88% due 12/01/98 (cost
                         $2,020,405)...............................................  $2,000,000   $  2,045,000
                                                                                                  -------------

                                       REPURCHASE AGREEMENT -- 2.8%
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.8%
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $8,093,000)...............................................   8,093,000      8,093,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $283,954,579)                                97.6%                  282,897,311
                       Other assets less liabilities --                         2.4                  6,932,230
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $289,829,541
                                                                             ------               =============
                                                                             ------

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants
              (3) Variable rate security; rate as of May 31, 1998
              (4) Fair valued security, see Note 2
              (5) Bond in default
              (6) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 85.6%                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.7%
                       Housing -- 1.0%
                       American Standard Co. 7.38% 2008............................  $1,525,000   $  1,502,125

                       Retail -- 1.7%
                       K-Mart Funding Corp. 8.80% 2010.............................     660,000        700,715
                       Musicland Group, Inc. 9.88% 2008*...........................     600,000        595,500
                       Southland Corp. 5.00% 2003..................................   1,445,000      1,249,925
                                                                                                  -------------
                                                                                                     4,048,265
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.5%
                       Food, Beverage & Tobacco -- 0.3%
                       Fleming Cos., Inc. 10.50% 2004*.............................     144,000        149,400
                       Smithfield Foods, Inc. 7.63% 2008*..........................     250,000        246,875

                       Household Products -- 0.2%
                       Revlon Consumer Products Corp. 8.13% 2006...................     375,000        373,125
                                                                                                  -------------
                                                                                                       769,400
                                                                                                  -------------
                       ENERGY -- 0.8%
                       Energy Services -- 0.1%
                       EES Coke Battery, Inc. 9.38% 2007*..........................     175,000        184,123

                       Energy Sources -- 0.7%
                       Chesapeake Energy Corp. 9.63% 2005*.........................     535,000        536,337
                       Synder Oil Corp. 8.75% 2007.................................     490,000        497,350
                                                                                                  -------------
                                                                                                     1,217,810
                                                                                                  -------------
                       FINANCE -- 11.4%
                       Banks -- 3.9%
                       Export Credit Bank of Turkey 9.00% 2000.....................   1,750,000      1,723,750
                       Export Import Bank Korea 6.50% 1999.........................   1,800,000      1,699,920
                       SBS Agro Finance Bank 10.25% 2000...........................   2,500,000      2,081,250
                       Western Financial Savings Bank 8.88% 2007...................     315,000        298,463

                       Financial Services -- 7.3%
                       Alps Series 96-1, Class D 12.72% 2006*......................     349,038        349,155
                       California FM Lease Trust 8.50% 2017*.......................     481,825        505,917
                       Dillon Read Structured Finance Corp. Series 1993 Class A
                         6.66% 2010................................................      88,664         80,415
                       Dillon Read Structured Finance Corp. Series 1994 Class A
                         7.60% 2007................................................     264,096        258,798
                       Dillon Read Structured Finance Corp. Series 1994 Class A
                         8.38% 2015................................................     625,000        615,862
                       Dillon Read Structured Finance Corp. 9.35% 2019.............     200,000        209,000
                       FMAC Loan Receivables Trust Class C 7.93% 2018*.............     145,832        130,842
                       Fugi JGB Investment LLC 9.87% 2049..........................     400,000        343,000
                       Long Beach Acceptance Auto Grantor Trust Series 1997-1 Class
                         B 14.22% 2003.............................................     363,958        363,446
                       Navistar Financial Corp. 9.00% 2002.........................     105,000        110,381
                       OHA Auto Grantor Trust 11.00% 2004*.........................     793,111        781,708
                       Pera Financial Services Co. 9.38% 2002......................   1,600,000      1,464,000
                       SB Treasury Co. 9.40% 2049*(1)..............................     355,000        339,469
                       Securitized Multiple Asset Series 1997-5 Class A1 7.72%
                         2005*.....................................................     521,998        525,163

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Unexim International Finance BV 9.88% 2000*.................  $2,500,000   $  2,087,500
                       Unexim International Finance BV 8.63% 2000(1)...............     750,000        626,250
                       Yapi Kredit Bankasi 10.00% 2002.............................   1,950,000      1,901,250

                       Insurance -- 0.2%
                       Oxford Health Plans, Inc. 11.00% 2005*......................     265,000        270,300
                                                                                                  -------------
                                                                                                    16,765,839
                                                                                                  -------------
                       HEALTHCARE -- 3.0%
                       Health Services -- 3.0%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................     350,000        337,740
                       Columbia/HCA Healthcare Corp. 7.00% 2007....................     415,000        400,176
                       Columbia/HCA Healthcare Corp. 7.69% 2025....................   1,200,000      1,139,112
                       Fresenius Medical Care Capital Trust III 7.88% 2008.........     435,000        428,475
                       Tenet Healthcare Corp. 8.13% 2008*..........................     475,000        473,812
                       Tenet Healthcare Corp. 8.63% 2007...........................   1,045,000      1,083,655
                       Vencor, Inc. 9.88% 2005*....................................     630,000        635,512
                                                                                                  -------------
                                                                                                     4,498,482
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Aerospace & Military Technology -- 0.3%
                       Jet Equipment Trust 11.79% 2013*............................     300,000        408,006

                       Business Services -- 0.5%
                       Norcal Waste Systems, Inc. 13.50% 2005......................     615,000        721,856
                                                                                                  -------------
                                                                                                     1,129,862
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 7.3%
                       Broadcasting & Media -- 6.1%
                       CSC Holdings, Inc. 7.88% 2007...............................     535,000        553,388
                       CSC Holdings, Inc. 9.88% 2006...............................   1,630,000      1,776,700
                       Fox/Liberty Networks LLC zero coupon 2007(2)................     430,000        290,250
                       Fox/Liberty Networks LLC 8.88% 2007.........................      65,000         65,813
                       Globalstar LP 11.38% 2004*..................................     365,000        361,350
                       Outdoor Systems, Inc. 8.88% 2007............................   1,190,000      1,234,625
                       Paramount Communications, Inc. 8.25% 2022...................     725,000        748,642
                       RCN Corp. zero coupon 2007(2)...............................   1,960,000      1,296,050
                       Rogers Cablesystems Ltd. 10.13% 2012........................     425,000        463,250
                       Rogers Cablesystems Ltd. Series B 10.00% 2005...............     295,000        325,975
                       Sinclair Broadcast Group, Inc. 9.00% 2007...................     840,000        863,100
                       TV Azteca SA de CV 10.13% 2004..............................   1,050,000      1,065,750

                       Leisure & Tourism -- 1.2%
                       Grand Casino, Inc. 10.13% 2003..............................     680,000        734,400
                       Host Marriot Corp. Acquisition Properties, Inc. Class B
                         9.00% 2007................................................     555,000        604,256
                       Station Casinos, Inc. 9.75% 2007*...........................     400,000        448,000
                                                                                                  -------------
                                                                                                    10,831,549
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 14.5%
                       Computers & Business Equipment -- 0.3%
                       Corporate Express, Inc. 9.63% 2008*.........................     450,000        452,250

                       Electronics -- 1.0%
                       Advanced Micro Devices, Inc. 11.00% 2003....................     495,000        535,838
                       Samsung Electronics America, Inc. 9.75% 2003*...............   1,000,000        951,360

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 0.5%
                       Concentric Network Corp. 12.75% 2007........................  $  175,000   $    190,531
                       PSINet, Inc. 10.00% 2005*...................................     275,000        279,125
                       Wam Net, Inc zero coupon 2005(3)............................     400,000        256,000

                       Telecommunications -- 12.7%
                       American Mobile Satellite Corp. 12.25% 2008*(3).............     415,000        415,000
                       CIA International de Telecommunicaciones 10.38% 2004........   4,300,000      3,784,000
                       Comcast Cellular Holdings, Inc. 9.50% 2007*.................   1,570,000      1,621,025
                       Consorcio Ecuatoriano De Telecommunicaciones SA 14.00%
                         2002......................................................   1,600,000      1,632,000
                       Dolphin Telecom PLC zero coupon 2008*(2)....................     600,000        347,250
                       Hermes Europe Railtel BV 11.50% 2007........................     340,000        384,200
                       Intermedia Communications, Inc. zero coupon 2007(2).........   1,420,000      1,043,700
                       IXC Communications, Inc. 9.00% 2008*........................     515,000        512,425
                       Lenfest Communications, Inc. 7.63% 2008.....................      60,000         59,700
                       Lenfest Communications, Inc. 8.38% 2005*....................     740,000        773,300
                       Level 3 Communications, Inc. 9.13% 2008*....................     530,000        514,100
                       Nextel Communications, Inc. zero coupon 2007(2).............   2,070,000      1,376,550
                       Nextel Communications, Inc. zero coupon 2004(2).............     555,000        536,962
                       Nextlink Communications, Inc. zero coupon 2008*(2)..........     940,000        576,925
                       Onepoint Communications Corp. 14.50% 2008*(3)...............     370,000        370,925
                       Primus Telecommunications Group 9.88% 2008*.................     415,000        411,888
                       Qwest Communications International, Inc. zero coupon
                         2008*(2)..................................................     225,000        159,469
                       Qwest Communications International, Inc. 10.88% 2007........     200,000        230,250
                       Qwest Communications International, Inc. zero coupon
                         2007*(2)..................................................   1,210,000        892,375
                       Rhythms Netconnections, Inc. zero coupon 2008(2)(3).........   1,100,000        551,375
                       Rogers Cantel, Inc. 8.30% 2007..............................     750,000        733,125
                       Rogers Communications, Inc. 9.13% 2006......................      90,000         91,350
                       RSL Communications Ltd. PLC 9.13% 2008*.....................     710,000        702,900
                       RSL Communications Ltd. PLC 12.25% 2006.....................      18,000         20,430
                       TCI Satellite Entertainment, Inc. zero coupon 2007(2).......     620,000        390,600
                       Teleport Communications Group zero coupon 2007(2)...........     510,000        444,337
                       Versatel Telecom BV 13.25% 2008*(3).........................     200,000        206,500
                                                                                                  -------------
                                                                                                    21,447,765
                                                                                                  -------------
                       MATERIALS -- 3.3%
                       Chemicals -- 0.8%
                       ISP Holdings, Inc. Class B 9.00% 2003.......................   1,090,000      1,141,775

                       Forest Products -- 1.8%
                       S.D. Warren Co. 12.00% 2004.................................     265,000        293,488
                       Tjiwi Kimia International BV 13.25% 2001....................   2,900,000      2,365,000

                       Metals & Minerals -- 0.7%
                       Murrin Murrin Holdings Property Ltd. 9.38% 2007.............     800,000        792,000
                       NSM Steel, Inc. 12.25% 2008*(3).............................     270,000        252,450
                                                                                                  -------------
                                                                                                     4,844,713
                                                                                                  -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 35.6%
                       Foreign Government -- 35.6%
                       Colombia Hercules 1991 Integrated Loan 7.13% 2003(1)........   1,234,921      1,160,826
                       Ivory Coast PDI 1.90% 2018(1)...............................   2,260,000        144,957
                       Ivory Coast 2.00% 2018(1)...................................   3,425,000        190,341
                       Jamaica Government Bonds 12.00% 1999........................   2,000,000      2,050,000
                       Ministry of Finance Russia 10.00% 2007*.....................  10,150,000      9,033,500
                       Republic of Argentina 6.63% 2005............................   6,127,500      5,499,431
                       Republic of Argentina 11.75% 2007*..........................   1,850,000      1,794,500
                       Republic of Brazil 5.00% 2000(4)............................   6,323,145      4,880,677
                       Republic of Brazil 6.63% 2006(1)............................   7,032,500      5,968,835

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                       Foreign Government (continued)
                       Republic of Brazil 9.38% 2008...............................  $5,550,000   $  5,203,125
                       Republic of Bulgaria 2.25% 2012.............................   2,600,000      1,704,625
                       Republic of Peru 3.25% 2017(1)..............................   2,300,000      1,380,000
                       Republic of Venezuela 6.81% 2007............................   4,761,905      4,142,857
                       United Mexican States 8.63% 2008............................   5,400,000      5,308,200
                       United Mexican States 11.38% 2016...........................   3,550,000      4,057,650
                                                                                                  -------------
                                                                                                    52,519,524
                                                                                                  -------------
                       REAL ESTATE -- 0.4%
                       Real Estate Companies -- 0.4%
                       CB Richards Ellis Services, Inc. 8.88% 2006.................     550,000        544,500
                                                                                                  -------------
                       UTILITIES -- 5.3%
                       Electric Utilities -- 4.5%
                       AES Corp. 8.50% 2007*.......................................     490,000        492,450
                       Compania De Transporte Energia 9.25% 2008*..................   1,600,000      1,544,000
                       Korea Electric Power Corp. 6.38% 2003.......................   3,200,000      2,611,648
                       Mosenergo Finance BV 8.38% 2002*............................   2,300,000      1,972,250

                       Telephone -- 0.8%
                       American Cellular Corp. 10.50% 2008*........................     410,000        407,950
                       Iridium Capital Corp., Series A 13.00% 2005.................     115,000        124,200
                       PTC International Finance BV zero coupon 2007*(2)...........     800,000        548,000
                       Viatel, Inc. zero coupon 2008*(3)...........................     265,000        157,675
                                                                                                  -------------
                                                                                                     7,858,173
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $128,833,881).....................                126,475,882
                                                                                                  -------------

                                          LOAN AGREEMENT -- 1.4%
                       ----------------------------------------------------------------------------------------
                       LOAN AGREEMENT -- 1.4%
                       Foreign Government -- 1.4%
                       Gabon Loans 6.69% 2004 (cost $1,992,857)....................   2,571,429      2,134,286
                                                                                                  -------------
                                         PREFERRED STOCK -- 1.0%                       SHARES
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.0%
                       Broadcasting & Media -- 1.0%
                       Time Warner, Inc. Series M 10.25%(5)........................       1,247      1,415,345
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       IXC Communications, Inc. Series B 12.50%(5) ................           6          7,434
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $1,426,904).....................                  1,422,779
                                                                                                  -------------
                                            WARRANTS -- 0.0%+                         WARRANTS
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Software -- 0.0%
                       Concentric Network Corp. 12/15/07 (cost $0).................         175         16,625
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $132,253,642).............                130,049,572
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 5.5%                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FOREIGN SHORT-TERM NOTES -- 5.5%
                       Acindar Industria Argentina de Aceros SA 11.55% due
                         11/12/98(1)...............................................  $1,500,000   $  1,511,250
                       Brazil Credit Linked Note zero coupon due 5/4/99............   4,000,000      3,613,320
                       Russia Federation Ministry Finance 14.00% due 5/19/99.......   3,000,000      2,940,000
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $8,213,840)...............                  8,064,570
                                                                                                  -------------
                                       REPURCHASE AGREEMENT -- 4.8%
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 4.8%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 5.00% dated 5/29/98, to be repurchased 6/01/98 in the amount of $7,114,963 and collateralized by
                         $6,705,000 of U.S. Treasury Notes, bearing interest at
                         6.50%, due 11/15/26 and having an approximate aggregate
                         value of $7,288,162 (cost $7,112,000).....................   7,112,000      7,112,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $147,579,482)                                98.3%                  145,226,142
                       Other assets less liabilities --    1.7                                       2,513,174
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $147,739,316
                                                                             ------               =============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of May 31, 1998

              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (3) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants

              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              Allocation of investments as a percentage of net assets by country as of May 31, 1998

                       United States...............................................  35.1%
                       Brazil......................................................  13.3%
                       Russia......................................................  12.3%
                       Argentina...................................................   9.6%
                       Mexico......................................................   7.1%
                       Turkey......................................................   3.4%
                       South Korea.................................................   2.9%
                       Venezuela...................................................   2.8%
                       Indonesia...................................................   1.6%
                       Gabon.......................................................   1.4%
                       Jamaica.....................................................   1.4%
                       Bulgaria....................................................   1.2%
                       Netherlands.................................................   1.2%
                       Ecuador.....................................................   1.1%
                       Peru........................................................   0.9%
                       Canada......................................................   0.8%
                       Colombia....................................................   0.8%
                       Australia...................................................   0.5%
                       Bermuda.....................................................   0.5%
                       Ivory Coast.................................................   0.2%
                       United Kingdom..............................................   0.2%
                                                                                     -----
                                                                                     98.3%
                                                                                     =====

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 64.0%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.0%
                       Apparel & Textiles -- 1.2%
                       Gap, Inc....................................................      17,000   $   918,000

                       Automotive -- 1.6%
                       Ford Motor Co...............................................      13,000       674,375
                       General Motors Corp.........................................       8,000       575,500

                       Housing -- 1.8%
                       Home Depot, Inc.............................................      10,000       785,625
                       Whirlpool Corp..............................................      10,000       683,125

                       Retail -- 2.4%
                       CVS Corp....................................................       6,000       421,125
                       Dayton Hudson Corp..........................................      15,000       695,625
                       Wal-Mart Stores, Inc........................................      15,000       827,813
                                                                                                  ------------
                                                                                                    5,581,188
                                                                                                  ------------
                       CONSUMER STAPLES -- 1.8%
                       Food, Beverage & Tobacco -- 1.4%
                       Heinz (H.J.) Co.............................................      10,000       530,625
                       Philip Morris Cos., Inc.....................................      15,000       560,625

                       Household Products -- 0.4%
                       Procter & Gamble Co.........................................       4,000       335,750
                                                                                                  ------------
                                                                                                    1,427,000
                                                                                                  ------------
                       ENERGY -- 6.6%
                       Energy Services -- 3.0%
                       ENSCO International, Inc....................................      15,000       379,688
                       EVI Weatherford, Inc.+......................................      10,000       505,625
                       Halliburton Co..............................................      15,000       710,625
                       Schlumberger Ltd............................................      10,000       780,625

                       Energy Sources -- 3.6%
                       Baker Hughes, Inc...........................................      15,000       540,000
                       Chevron Corp................................................       7,000       559,125
                       Mobil Corp..................................................       4,000       312,000
                       Royal Dutch Petroleum Co. ADR...............................      18,000     1,009,125
                       Texaco, Inc.................................................       8,000       462,000
                                                                                                  ------------
                                                                                                    5,258,813
                                                                                                  ------------
                       FINANCE -- 21.1%
                       Banks -- 8.6%
                       BankBoston Corp.............................................       5,000       526,875
                       Chase Manhattan Corp........................................       5,000       679,688
                       Citicorp....................................................       5,000       745,625
                       First Union Corp............................................       8,000       442,500
                       Fleet Financial Group, Inc..................................       8,000       656,000
                       Mellon Bank Corp............................................      10,000       674,375
                       NationsBank Corp............................................      10,000       757,500

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Summit Bancorp..............................................      25,000   $ 1,253,125
                       Wells Fargo & Co............................................       3,000     1,084,500

                       Financial Services -- 10.0%
                       American Express Co.........................................      10,000     1,026,250
                       American General Corp.......................................      12,000       805,500
                       Associates First Capital Corp., Class A.....................      10,000       748,125
                       Capital One Financial Corp..................................       7,000       698,687
                       Donaldson, Lufkin & Jenrette, Inc...........................      10,000       440,625
                       Equitable Cos., Inc.........................................       7,000       482,125
                       Hartford Financial Services Group, Inc......................       7,000       770,437
                       Morgan Stanley, Dean Witter, Discover & Co..................      10,000       780,625
                       Paine Webber Group, Inc.....................................       5,000       214,688
                       Providian Financial Corp....................................      12,000       763,500
                       ReliaStar Financial Corp....................................       9,300       402,225
                       Travelers Group, Inc........................................      14,000       854,000

                       Insurance -- 2.5%
                       Allstate Corp...............................................       7,000       658,875
                       Conseco, Inc................................................      15,000       699,375
                       St. Paul Cos., Inc..........................................      14,000       621,250
                                                                                                  ------------
                                                                                                   16,786,475
                                                                                                  ------------
                       HEALTHCARE -- 7.8%
                       Drugs -- 6.9%
                       Amgen, Inc.+................................................       4,000       242,000
                       Biogen, Inc.+...............................................      13,000       572,000
                       IDEC Pharmaceuticals Corp.+.................................      19,500       614,250
                       Lilly (Eli) & Co............................................       8,000       491,500
                       Merck & Co., Inc............................................       5,000       585,313
                       Pfizer, Inc.................................................       6,000       628,875
                       Schering-Plough Corp........................................       9,000       753,187
                       Warner-Lambert Co...........................................      25,000     1,595,312

                       Medical Products -- 0.9%
                       Beckman Coulter, Inc........................................       6,000       334,500
                       Johnson & Johnson Co........................................       5,000       345,313
                                                                                                  ------------
                                                                                                    6,162,250
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 3.1%
                       Electrical Equipment -- 1.6%
                       General Electric Co.........................................      15,000     1,250,625

                       Multi-Industry -- 0.9%
                       United Technologies Corp....................................       7,400       695,600

                       Transportation -- 0.6%
                       Burlington Northern Santa Fe Corp...........................       5,000       497,500
                                                                                                  ------------
                                                                                                    2,443,725
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 1.5%
                       Entertainment Products -- 0.8%
                       Oakley, Inc.+...............................................      25,000       326,562
                       Sunglass Hut International, Inc.+...........................      25,000       304,688

                       Leisure & Tourism -- 0.7%
                       Carnival Corp., Class A.....................................       8,000       542,000
                                                                                                  ------------
                                                                                                    1,173,250
                                                                                                  ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 9.6%
                       Communication Equipment -- 0.9%
                       Tellabs, Inc.+..............................................      10,000   $   687,188

                       Computers & Business Equipment -- 3.6%
                       Cisco Systems, Inc.+........................................      11,000       831,875
                       Dell Computer Corp.+........................................      10,000       824,062
                       Hewlett-Packard Co..........................................      10,000       621,250
                       International Business Machines Corp........................       5,000       586,875

                       Electronics -- 2.3%
                       Intel Corp..................................................      10,000       714,375
                       Motorola, Inc...............................................      10,000       529,375
                       Texas Instruments, Inc......................................      12,000       616,500

                       Software -- 0.9%
                       Microsoft Corp.+............................................       8,000       678,500

                       Telecommunications -- 1.9%
                       AirTouch Communications, Inc.+..............................      10,000       476,250
                       Lucent Technologies, Inc....................................      15,000     1,064,062
                                                                                                  ------------
                                                                                                    7,630,312
                                                                                                  ------------
                       MATERIALS -- 1.8%
                       Chemicals -- 1.2%
                       du Pont (E.I.) de Nemours & Co..............................      12,000       924,000

                       Forest Products -- 0.6%
                       Fort James Corp.............................................      10,000       478,125
                                                                                                  ------------
                                                                                                    1,402,125
                                                                                                  ------------
                       UTILITIES -- 3.7%
                       Gas & Pipeline Utilities -- 0.9%
                       Enron Corp..................................................      14,000       701,750

                       Telephone -- 2.8%
                       AT&T Corp...................................................      15,000       913,125
                       Bell Atlantic Corp..........................................       5,000       458,125
                       WorldCom, Inc.+.............................................      20,000       910,000
                                                                                                  ------------
                                                                                                    2,983,000
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $44,080,145).......................                50,848,138
                                                                                                  ------------

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 29.6%                       AMOUNT
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.0%
                       Automotive -- 1.0%
                       Chrysler Corp. 7.45% 2027...................................  $  750,000       823,755
                                                                                                  ------------
                       FINANCE -- 1.3%
                       Financial Services -- 1.3%
                       Morgan Stanley Group, Inc. 6.88% 2007.......................   1,000,000     1,034,110
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 1.3%
                       Electronics -- 1.3%
                       Texas Instruments, Inc. 6.13% 2006..........................   1,000,000       994,270
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 26.0%
                       U.S. Government & Agencies -- 26.0%
                       Federal National Mortgage Association 5.75% 2008............  $  750,000   $   741,683
                       United States Treasury Bond Strip zero coupon 2005..........   2,988,000     2,054,937
                       United States Treasury Bonds 6.13% 2027.....................   2,500,000     2,612,100
                       United States Treasury Notes 5.50% 2003 - 2008..............   9,400,000     9,344,636
                       United States Treasury Notes 5.63% 2008.....................   2,000,000     2,009,680
                       United States Treasury Notes 5.88% 2005.....................   1,500,000     1,519,215
                       United States Treasury Notes 6.00% 2000.....................     750,000       756,682
                       United States Treasury Notes 6.13% 2007.....................     600,000       619,122
                       United States Treasury Notes 6.38% 2000.....................   1,000,000     1,014,840
                                                                                                  ------------
                                                                                                   20,672,895
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $23,369,802)......................                23,525,030
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $67,449,947)..............                74,373,168
                                                                                                  ------------

                                       REPURCHASE AGREEMENT -- 7.3%
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 7.3%
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $5,799,000)...............................................   5,799,000     5,799,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $73,248,947)                                 100.9%                 80,172,168
                       Liabilities in excess of other
                         assets --                  (0.9)                                            (703,647)
                                                                             ------               ------------
                       NET ASSETS --                                     100.0%                   $79,468,521
                                                                             ------               ============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 56.4%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.4%
                       Housing -- 0.9%
                       Home Depot, Inc. ...........................................      13,800   $  1,084,163

                       Retail -- 5.5%
                       Borders Group, Inc.+........................................      16,300        505,300
                       Consolidated Stores Corp.+..................................      24,600        939,413
                       CVS Corp. ..................................................      15,200      1,066,850
                       Fred Meyer, Inc.+...........................................      11,990        515,570
                       Rite Aid Corp. .............................................      40,100      1,436,081
                       Safeway, Inc.+..............................................      38,600      1,406,487
                       TJX Cos., Inc. .............................................       8,700        406,725
                                                                                                  -------------
                                                                                                     7,360,589
                                                                                                  -------------
                       CONSUMER STAPLES -- 2.0%
                       Household Products -- 2.0%
                       Colgate-Palmolive Co........................................      10,700        930,900
                       Gillette Co.................................................      11,300      1,323,512
                                                                                                  -------------
                                                                                                     2,254,412
                                                                                                  -------------
                       ENERGY -- 3.3%
                       Energy Services -- 3.3%
                       Cooper Cameron Corp.+.......................................       5,400        321,300
                       Diamond Offshore Drilling, Inc..............................      11,500        549,844
                       Global Industries Ltd.+.....................................       3,700         78,856
                       Halliburton Co..............................................      13,000        615,875
                       Schlumberger Ltd............................................      10,500        819,656
                       Tosco Corp..................................................      29,400        933,450
                       Transocean Offshore, Inc....................................      10,300        507,919
                                                                                                  -------------
                                                                                                     3,826,900
                                                                                                  -------------
                       FINANCE -- 8.6%
                       Banks -- 4.2%
                       Banc One Corp...............................................      11,220        618,503
                       BankAmerica Corp............................................      10,200        843,412
                       BankBoston Corp.............................................       4,600        484,725
                       Citicorp....................................................       3,200        477,200
                       First Chicago NBD Corp......................................       7,500        655,781
                       Mellon Bank Corp............................................       4,500        303,469
                       NationsBank Corp............................................       9,200        696,900
                       U.S. Bancorp................................................      20,400        798,150

                       Financial Services -- 2.8%
                       Federal Home Loan Mortgage Corp.............................      22,000      1,001,000
                       Household International, Inc................................       3,900        527,719
                       MBNA Corp...................................................      20,900        662,268
                       ReliaStar Financial Corp....................................       7,000        302,750
                       Travelers Group, Inc........................................      11,250        686,250

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 1.6%
                       Allstate Corp...............................................       8,900   $    837,713
                       American International Group, Inc...........................       5,300        656,206
                       UNUM Corp...................................................       6,000        333,375
                                                                                                  -------------
                                                                                                     9,885,421
                                                                                                  -------------
                       HEALTHCARE -- 9.0%
                       Drugs -- 6.4%
                       Bristol-Myers Squibb Co.....................................      14,700      1,580,250
                       Cardinal Health, Inc........................................       9,900        882,338
                       Elan Corp. PLC ADR+.........................................       7,200        440,550
                       Pfizer, Inc.................................................      12,700      1,331,119
                       Schering-Plough Corp........................................       8,500        711,344
                       Warner-Lambert Co...........................................      23,400      1,493,212
                       Watson Pharmaceuticals, Inc.+...............................      20,600        901,250

                       Health Services -- 1.2%
                       HEALTHSOUTH Corp.+..........................................      33,600        953,400
                       Tenet Healthcare Corp.+.....................................      13,900        486,500

                       Medical Products -- 1.4%
                       Guidant Corp................................................      10,300        663,706
                       Medtronic, Inc..............................................      17,400        967,875
                                                                                                  -------------
                                                                                                    10,411,544
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 4.6%
                       Aerospace & Military Technology -- 1.0%
                       Boeing Co...................................................      24,500      1,166,812

                       Business Services -- 1.4%
                       Comdisco, Inc...............................................       4,800        174,600
                       Owens-Illinois, Inc.+.......................................       4,600        206,712
                       USA Waste Services, Inc.+...................................      26,400      1,245,750

                       Electrical Equipment -- 0.9%
                       General Electric Co.........................................      12,300      1,025,513

                       Machinery -- 0.4%
                       Deere & Co..................................................       3,600        186,750
                       Thermo Electron Corp........................................       9,800        344,225

                       Multi-Industry -- 0.9%
                       Tyco International Ltd......................................      18,100      1,002,288
                                                                                                  -------------
                                                                                                     5,352,650
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 2.3%
                       Broadcasting & Media -- 2.3%
                       Capstar Broadcasting Corp., Class A+........................       6,200        117,800
                       CBS Corp....................................................      35,800      1,136,650
                       Chancellor Media Corp.+.....................................      15,200        635,550
                       Clear Channel Communications, Inc.+.........................       7,800        747,825
                                                                                                  -------------
                                                                                                     2,637,825
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 16.2%
                       Communication Equipment -- 0.6%
                       CIENA Corp.+................................................       7,400        384,800
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........      12,600        351,225

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 4.9%
                       Cisco Systems, Inc.+........................................       7,500   $    567,188
                       Compaq Computer Corp........................................      21,800        595,412
                       EMC Corp.+..................................................      11,100        459,956
                       International Business Machines Corp........................      28,400      3,333,450
                       Staples, Inc.+..............................................      27,400        688,425

                       Electronics -- 3.0%
                       Intel Corp..................................................      16,300      1,164,431
                       Linear Technology Corp......................................       4,200        293,738
                       Philips Electronics NV......................................      20,400      1,940,550

                       Software -- 4.8%
                       America Online, Inc.+.......................................       3,800        316,588
                       BMC Software, Inc.+.........................................      23,000      1,059,437
                       Computer Associates International, Inc......................      17,400        913,500
                       Compuware Corp.+............................................      27,900      1,281,656
                       HBO & Co....................................................      21,700      1,252,497
                       J.D. Edwards & Co.+.........................................      10,600        389,881
                       Sterling Commerce, Inc.+....................................       7,800        309,563

                       Telecommunications -- 2.9%
                       AirTouch Communications, Inc.+..............................      34,700      1,652,587
                       Liberty Media Group, Inc., Series A+........................      29,750        981,750
                       Telecomunicacoes de Brasileiras SA ADR......................       6,500        693,063
                                                                                                  -------------
                                                                                                    18,629,697
                                                                                                  -------------
                       MATERIALS -- 1.3%
                       Chemicals -- 1.2%
                       Monsanto Co.................................................      18,500      1,024,437
                       Solutia, Inc................................................      10,600        290,838

                       Forest Products -- 0.1%
                       International Paper Co......................................       3,500        161,000
                                                                                                  -------------
                                                                                                     1,476,275
                                                                                                  -------------
                       UTILITIES -- 2.7%
                       Telephone -- 2.7%
                       AT&T Corp...................................................      33,500      2,039,312
                       MCI Communications Corp.....................................      19,600      1,047,988
                                                                                                  -------------
                                                                                                     3,087,300
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $56,560,447).......................                 64,922,613
                                                                                                  -------------

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 37.2%                       AMOUNT
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.7%
                       Retail -- 0.7%
                       Fred Meyer, Inc. 7.45% 2008.................................  $  325,000        325,244
                       McKesson Corp. 6.40% 2008*(1)...............................     425,000        422,535
                                                                                                  -------------
                                                                                                       747,779
                                                                                                  -------------
                       FINANCE -- 9.4%
                       Banks -- 0.7%
                       SB Treasury Co. LLC 9.40% 2008*(2)..........................     390,000        372,938
                       Vnesheconombank USSR 6.72% 2015*(2).........................     595,000        389,725

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 7.8%
                       Aesop Funding II LLC 6.40% 2003*............................  $  600,000   $    604,278
                       Capital Equipment Receivables Trust 6.45% 2002..............     360,000        369,562
                       Chase Credit Card Master Trust 6.30% 2003...................     500,000        504,060
                       Credit Suisse First Boston Corp. 6.72% 2007.................   1,000,000      1,015,469
                       CS First Boston Mortgage Securities Corp. 7.18%
                         2027(1)(2)................................................     300,000        302,344
                       DLJ Mortgage Acceptance Corp. 7.58% 2028*...................     600,000        640,406
                       First Union-Lehman Brothers Commercial Mortgage Trust 7.43%
                         2029......................................................     140,000        148,006
                       Fleetwood Credit Grantor Trust 6.90% 2012...................      63,980         64,846
                       Ford Motor Credit Co. 6.00% 2003............................     400,000        397,564
                       GE Capital Mortgage Services, Inc. 7.25% 2026...............     293,877        298,422
                       Green Tree Financial Corp. 7.40% 2027.......................     125,000        128,320
                       Green Tree Financial Corp. 7.60% 2027.......................     125,000        131,018
                       IBJ Preferred Capital Co. LLC, 8.79% 2008*(2)...............     390,000        343,200
                       Merrill Lynch & Co, Inc. 6.00% 2003.........................     425,000        423,045
                       Mortgage Capital Funding, Inc. 7.01% 2006(1)................     850,000        882,406
                       Nationslink Funding Corp. 7.69% 2005........................     250,000        266,445
                       Premier Auto Trust 5.70% 2002...............................     250,000        248,670
                       Residential Asset Securitization Trust 8.00% 2026...........     127,341        128,356
                       Residential Funding Mortgage Securities 6.75% 2011..........     273,368        276,956
                       Residential Funding Mortgage Securities 7.10% 2026..........     200,000        202,406
                       Residential Funding Mortgage Securities 7.25% 2026..........     293,401        297,448
                       Structured Asset Securities Corp. 6.95% 2007................     140,000        144,725
                       Structured Asset Securities Corp. 7.00% 2026(2).............     300,000        299,672
                       Triangle Funding Ltd. 5.85% 2005*(2)........................     500,000        501,719
                       Wings Commercial Loan Master Trust I 5.92% 2008(2)..........     400,000        400,375

                       Insurance -- 0.9%
                       Norwest Asset Securities Corp. 7.75% 2027...................   1,000,000      1,031,562
                                                                                                  -------------
                                                                                                    10,813,943
                                                                                                  -------------
                       HEALTHCARE -- 0.9%
                       Health Services -- 0.5%
                       Tenet Healthcare Corp. 8.13% 2008*..........................     625,000        623,438

                       Medical Products -- 0.4%
                       Boston Scientific Corp. 6.63% 2005..........................     425,000        428,655
                                                                                                  -------------
                                                                                                     1,052,093
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Machinery -- 0.1%
                       Cummins Engine, Inc. 6.45% 2005.............................     155,000        155,011
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Software -- 0.4%
                       Computer Associates International, Inc. 6.38% 2005*.........     460,000        457,429

                       Telecommunications -- 0.1%
                       Compania de Radiocommunicaiones Moviles SA 9.25% 2008*(1)...     150,000        145,125
                                                                                                  -------------
                                                                                                       602,554
                                                                                                  -------------
                       MATERIALS -- 0.4%
                       Forest Products -- 0.4%
                       Buckeye Cellulose Corp. 8.50% 2005..........................     300,000        304,500
                       Buckeye Cellulose Corp. 9.25% 2008..........................     100,000        105,500
                                                                                                  -------------
                                                                                                       410,000
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 5.9%
                       Municipal Bonds -- 5.9%
                       California State Department Water Resources 5.00% 2029......  $  190,000   $    184,427
                       Dallas Fort Worth Texas International 6.50% 2009............     400,000        405,260
                       Florida State Department of Transportation 5.00% 2027.......     230,000        224,478
                       Fresno County California Pension Obligation 6.21% 2006......     400,000        400,216
                       Houston Texas Water & Sewer Systems Revenue 5.00% 2025......     290,000        282,805
                       Illinois Educational Facilities Authority Revenue 7.84%
                         2024......................................................     615,000        668,929
                       Kern County California Pension Obligation 7.26% 2014........     220,000        234,476
                       Long Beach California Pension Obligation 6.87% 2006.........      30,000         31,103
                       Los Angeles County Public Works Financing Authority 5.13%
                         2029......................................................     290,000        286,726
                       Massachusetts State Port Authority Revenue 6.05% 2002.......     195,000        194,013
                       Massachusetts State Water Resources Authority 5.00% 2024....     230,000        224,409
                       Miami Beach Florida Special Obligation 8.60% 2021...........     430,000        487,534
                       New York State Dormitory Authority Revenues 6.90% 2003......     400,000        410,144
                       New York State General Obligation 6.40% 2008................     610,000        616,649
                       Newport News 7.05% 2025.....................................     250,000        258,400
                       Orange County California Pension Obligation 7.62% 2008......     160,000        174,496
                       Pittsburgh Pennsylvania General Obligation 6.50% 2017.......     500,000        489,555
                       San Bernardino County California Financing Authority 6.87%
                         2008......................................................      15,000         15,566
                       San Bernardino County California Financing Authority 6.94%
                         2009......................................................      35,000         36,543
                       Sonoma County California Pension Obligation 6.63% 2013......     215,000        218,251
                       Texas State General Obligation 6.10% 2003...................     500,000        498,220
                       University Miami Florida Exchange Revenue 7.65% 2020........      80,000         82,837
                       Ventura County California Pension 6.54% 2005................      30,000         30,437
                       Washington State General Obligation 5.00% 2022..............     290,000        284,415
                                                                                                  -------------
                                                                                                     6,739,889
                                                                                                  -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 5.9%
                       Foreign Government -- 5.9%
                       Brazil NMB 6.69% 2009(1)....................................     215,000        170,925
                       Compania Sud Americana de Vapores SA 7.38% 2003.............      50,000         48,625
                       Republic of Argentina 6.63% 2005(2).........................     631,750        566,996
                       Republic of Argentina 9.75% 2027(1).........................     600,000        556,800
                       Republic of Brazil 6.69% 2009(2)............................     755,000        602,112
                       Republic of Colombia 7.25% 2004.............................     325,000        309,536
                       Republic of Colombia 7.63% 2007.............................     300,000        277,500
                       Republic of Ecuador 3.25% 2015(1)(2)........................     467,321        283,898
                       Republic of Peru 4.00% 1999(2)..............................     455,000        301,722
                       Republic of Poland 4.00% 2014(2)............................   1,800,000      1,623,375
                       Republic of Venezuela 9.25% 2027(1).........................     340,000        285,260
                       Republic of Korea 8.88% 2008................................     645,000        601,591
                       Russia Principal Loans 3.36% 2020(2)........................     325,000        183,219
                       United Mexican States 11.50% 2026(1)........................     860,000      1,001,040
                                                                                                  -------------
                                                                                                     6,812,599
                                                                                                  -------------
                       U.S. GOVERNMENT & AGENCIES -- 13.0%
                       U.S. Government & Agencies -- 13.0%
                       Government National Mortgage Association 6.50% 2023.........   4,597,178      4,579,819
                       United States Treasury Notes 5.38% 2000.....................   2,825,000      2,816,158
                       United States Treasury Notes 5.50% 2000.....................   3,350,000      3,343,453
                       United States Treasury Notes 6.00% 2000.....................   2,500,000      2,522,275
                       United States Treasury Notes 6.75% 2000.....................   1,200,000      1,225,308
                       United States Treasury Notes 6.88% 2000.....................     450,000        460,125
                                                                                                  -------------
                                                                                                    14,947,138
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       UTILITIES -- 0.4%
                       Telephone -- 0.4%
                       Century Telephone Enterprises, Inc. 6.30% 2008..............  $  400,000   $    397,256
                       Telefonica de Argentina SA 9.13% 2008*......................     110,000        107,250
                                                                                                  -------------
                                                                                                       504,506
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $35,850,651)......................                 42,785,512
                                                                                                  -------------

                                             RIGHTS -- 0.0%+                           RIGHTS
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       United Mexican States 6/30/03...............................     461,000              0
                                                                                                  -------------
                                            WARRANTS -- 0.0%+                         WARRANTS
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela 4/15/20...............................         535              0
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $99,013,780)..............                107,708,125
                                                                                                  -------------
                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 6.3%                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.3%
                       Colgate-Palmolive Co. 5.47% due 6/4/98......................  $2,375,000      2,373,917
                       Greenwich Funding Corp. 5.54% due 6/10/98...................   1,705,000      1,702,639
                       Heinz (H.J.) Co. 5.50% due 6/15/98..........................     195,000        194,583
                       Koch Industries 5.62% due 6/1/98............................   1,255,000      1,255,000
                       Navistar Financial Owner Trust 5.94% due 11/15/98...........     500,000        500,000
                       Sara Lee Corp. 5.48% due 6/2/98.............................   1,230,000      1,229,813
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $7,255,946)...............                  7,255,952
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $106,269,726)                                99.9%                  114,964,077
                       Other assets less liabilities --    0.1                                          83,510
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $115,047,587
                                                                             ------               =============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of May 31, 1998

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 62.2%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.9%
                       Apparel & Textiles -- 1.8%
                       Fruit of The Loom, Inc.+....................................     327,600   $ 11,773,125

                       Automotive -- 1.7%
                       Goodyear Tire & Rubber Co. .................................     157,300     11,305,937

                       Retail -- 1.4%
                       Sears, Roebuck & Co. .......................................     154,600      9,556,213
                                                                                                  -------------
                                                                                                    32,635,275
                                                                                                  -------------
                       CONSUMER STAPLES -- 6.6%
                       Food, Beverage & Tobacco -- 6.6%
                       Philip Morris Cos., Inc. ...................................     342,800     12,812,150
                       RJR Nabisco Holdings Corp. .................................     628,900     17,727,119
                       SUPERVALU, Inc. ............................................     114,400      4,790,500
                       UST, Inc. ..................................................     330,400      8,796,900
                                                                                                  -------------
                                                                                                    44,126,669
                                                                                                  -------------
                       ENERGY -- 3.0%
                       Energy Services -- 1.9%
                       Tosco Corp. ................................................     407,200     12,928,600

                       Energy Sources -- 1.1%
                       Texaco, Inc. ...............................................     131,900      7,617,225
                                                                                                  -------------
                                                                                                    20,545,825
                                                                                                  -------------
                       FINANCE -- 14.3%
                       Banks -- 5.8%
                       Chase Manhattan Corp. ......................................      79,900     10,861,406
                       NationsBank Corp. ..........................................     192,000     14,544,000
                       Republic New York Corp. ....................................      59,200      7,603,500
                       Wells Fargo & Co. ..........................................      16,100      5,820,150

                       Financial Services -- 1.4%
                       American General Corp. .....................................     134,800      9,048,450

                       Insurance -- 7.1%
                       Aetna, Inc. ................................................     225,200     17,607,825
                       CIGNA Corp. ................................................     234,000     16,029,000
                       Loews Corp. ................................................     158,000     14,338,500
                                                                                                  -------------
                                                                                                    95,852,831
                                                                                                  -------------
                       HEALTHCARE -- 2.8%
                       Health Services -- 2.8%
                       Foundation Health Systems, Inc.+............................     308,700      9,396,056
                       Tenet Healthcare Corp.+.....................................     268,900      9,411,500
                                                                                                  -------------
                                                                                                    18,807,556
                                                                                                  -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 12.5%
                       Aerospace & Military Technology -- 7.8%
                       Boeing Co. .................................................     149,750   $  7,131,844
                       Lear Corp.+.................................................     244,700     13,060,862
                       Lockheed Martin Corp. ......................................     163,700     18,375,325
                       Raytheon Co., Class A.......................................     256,400     13,669,325

                       Business Services -- 2.1%
                       Fluor Corp. ................................................     299,100     14,263,331

                       Transportation -- 2.6%
                       Canadian Pacific Ltd. ......................................     428,200     12,444,563
                       CNF Transportation, Inc. ...................................     126,500      5,194,406
                                                                                                  -------------
                                                                                                    84,139,656
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Leisure & Tourism -- 0.5%
                       Circus Circus Enterprises, Inc.+............................     178,000      3,159,500
                       Continental Airlines, Inc., Class B+........................       9,800        554,313
                                                                                                  -------------
                                                                                                     3,713,813
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 5.1%
                       Computers & Business Equipment -- 3.7%
                       Quantum Corp.+..............................................     741,200     16,213,750
                       Seagate Technology, Inc.+...................................     355,600      8,223,250

                       Electronics -- 1.4%
                       Avnet, Inc. ................................................     163,100      9,622,900
                                                                                                  -------------
                                                                                                    34,059,900
                                                                                                  -------------
                       MATERIALS -- 6.8%
                       Chemicals -- 3.4%
                       IMC Global, Inc. ...........................................     278,800      9,061,000
                       Union Carbide Corp. ........................................     274,800     13,722,825

                       Forest Products -- 2.1%
                       Georgia-Pacific Corp.+......................................     181,400     11,643,613
                       Georgia-Pacific Timber Group+...............................     102,900      2,424,581
                       Stone Container Corp.+......................................      12,800        227,200

                       Metals & Minerals -- 1.3%
                       AK Steel Holding Corp. .....................................      23,800        443,275
                       Ispat International NV+.....................................     328,500      7,904,531
                                                                                                  -------------
                                                                                                    45,427,025
                                                                                                  -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Companies -- 0.5%
                       LNR Property Corp. .........................................     128,200      3,317,175
                                                                                                  -------------
                       UTILITIES -- 5.2%
                       Electric Utilities -- 3.8%
                       Entergy Corp. ..............................................     360,600      9,488,287
                       Northeast Utilities+........................................     291,400      4,644,188
                       Unicom Corp. ...............................................     329,300     11,319,687

                       Gas & Pipeline Utilities -- 1.4%
                       Enron Corp. ................................................     194,400      9,744,300
                                                                                                  -------------
                                                                                                    35,196,462
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $385,940,792)......................                417,822,187
                                                                                                  -------------

                                                           ---------------------

                                             PREFERRED STOCK                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       Time Warner, Inc. Series M 10.25%(1) (cost $287,873)........         284   $    322,340
                                                                                                  -------------

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 32.9%                       AMOUNT
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.8%
                       Automotive -- 0.0%
                       Chrysler Corp. 7.45% 2097...................................  $  190,000        208,533

                       Housing -- 0.4%
                       Owens Corning 7.50% 2005....................................   1,555,000      1,565,092
                       United States Home Corp. 7.95% 2001.........................     605,000        592,900
                       USI American Holdings, Inc. 7.25% 2006......................     240,000        243,497

                       Retail -- 0.4%
                       K-Mart Corp. 7.96% 1999.....................................     500,000        505,020
                       Kroger Co. 12.95% 2009(2)...................................   1,950,000      2,092,642
                                                                                                  -------------
                                                                                                     5,207,684
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.2%
                       Food, Beverage & Tobacco -- 0.2%
                       Fleming Cos., Inc. 10.63% 2001..............................     270,000        286,200
                       Instituto Fomento Industrial 8.38% 2001(2)..................      10,000         10,050
                       Instituto Fomento Industrial 8.38% 2001*....................      80,000         81,365
                       RJR Nabisco, Inc. 8.00% 2001................................     860,000        871,610
                                                                                                  -------------
                                                                                                     1,249,225
                                                                                                  -------------
                       ENERGY -- 0.5%

                       Energy Services -- 0.2%
                       Edison Mission Energy Funding Corp. 6.77% 2003*.............     224,560        227,499
                       National Power 7.63% 2000...................................     620,000        606,825
                       Oryx Energy Co. 9.50% 1999..................................     495,000        514,528
                       Oryx Energy Co. 10.00% 2001.................................     100,000        109,078
                       YPF Sociedad Anonima 7.50% 2002.............................      75,927         77,503

                       Energy Sources -- 0.3%
                       Gulf Canada Resources Ltd. 9.25% 2004.......................     600,000        628,530
                       Triton Energy Ltd. 8.75% 2002...............................   1,110,000      1,151,625
                                                                                                  -------------
                                                                                                     3,315,588
                                                                                                  -------------
                       FINANCE -- 9.5%
                       Banks -- 1.8%
                       Auburn Hills Trust 12.00% 2020..............................     170,000        276,757
                       Banco De Colombia 8.63% 2000................................     675,000        678,225
                       Banco Nacional De Comercio Exterior SNC 7.50% 2000..........   1,030,000      1,024,850
                       Banco Nacional De Comercio Exterior SNC 8.00% 2002..........     570,000        561,165
                       Banco Nacional de Obras y Servicios Publicos SNC 9.63%
                         2003......................................................     110,000        112,300
                       Banco National Common 7.25% 2004............................     550,000        514,938
                       BankAmerica Corp. 9.75% 2000................................     400,000        428,860
                       Capital One Bank 6.15% 2001.................................     500,000        499,365
                       Capital One Bank 6.39% 2001.................................   1,000,000      1,003,540
                       Capital One Bank 6.40% 2003.................................     300,000        300,246
                       Capital One Bank 6.66% 2000.................................     150,000        150,707
                       Capital One Bank 6.88% 2000.................................     850,000        862,367
                       Capital One Bank 7.15% 2006.................................   1,225,000      1,241,684
                       Continental Bank NA 11.25% 2001.............................     300,000        301,254
                       Continental Bank NA 12.50% 2001.............................     450,000        523,543
                       Korea Development Bank 7.13% 2001...........................      80,000         71,918

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Long Island Savings Bank 6.20% 2001.........................  $1,500,000   $  1,500,510
                       Riggs National Corp. 9.65% 2009.............................     860,000      1,036,360
                       Security Pacific Corp. 11.50% 2000..........................     600,000        673,554
                       Signet Banking Corp. 9.63% 1999.............................     775,000        800,777
                       Financial Services -- 7.6%
                       Americredit Automobile Recreation Trust 6.24% 2003(2).......   2,600,000      2,615,438
                       Asset Securitization Corp. 7.49% 2027.......................   1,450,000      1,545,599
                       Autoflow 1996 A Grantor Trust 7.48% 2002*(2)................     855,992        851,980
                       Case Equipment Loan Trust 7.30% 2002........................     116,858        117,282
                       Chase Commercial Mortgage Securities Corp. 6.56% 2030.......   2,500,000      2,531,641
                       Chase Commercial Mortgage Securities Corp. 7.37% 2007.......   2,500,000      2,645,500
                       Chemical Master Credit Card Trust 1 5.98% 2008..............   1,610,000      1,595,913
                       Chevy Chase Auto Receivables 5.80% 2002.....................     106,098        106,031
                       Citibank Credit Card Master Trust I 5.80% 2005..............   4,500,000      4,459,185
                       Conseco Financing Trust I 8.70% 2026........................     690,000        777,402
                       Countrywide Capital I 8.05% 2027............................     820,000        914,521
                       Countrywide Funding Corp. 6.45% 2003........................     300,000        301,761
                       Countrywide Funding Corp. 6.97% 2003........................   1,000,000      1,026,600
                       Countrywide Funding Corp. 8.43% 1999........................     450,000        465,498
                       Credit Suisse First Boston 6.55% 2035.......................   2,000,000      1,990,620
                       Discover Card Master Trust I 6.01% 2004(3)..................     300,000        302,436
                       Discover Card Master Trust I 6.21% 2013(3)..................   2,000,000      2,006,860
                       EQCC Home Equity Loan Trust 5.80% 2028(2)(3)................   2,892,062      2,890,703
                       Fasco Grantor Trust 6.65% 2001..............................     803,961        808,993
                       Felcor Suites Hotels, Inc. 7.38% 2004.......................     705,000        692,937
                       Financiera Energetica Nacional SA 9.00% 1999................     200,000        207,250
                       Financiera Energetica Nacional SA 9.38% 2006................     750,000        768,281
                       Fingerhut Financial Services 6.45% 2002.....................     920,000        925,170
                       First Union-Lehman Brothers Commercial Mortgage Trust 6.60%
                         2029......................................................   2,250,000      2,304,832
                       First Union-Lehman Brothers Commercial Mortgage Trust 7.30%
                         2006......................................................   1,050,000      1,112,570
                       Ford Capital BV 9.50% 2001..................................     800,000        874,488
                       Ford Credit Auto Loan Master Trust 6.50% 2002...............     550,000        555,841
                       GE Capital Mortgage Services, Inc. 6.50% 2024...............     637,890        616,361
                       General Motors Acceptance Corp. 5.88% 2003..................     500,000        495,245
                       Guangdong Enterprises Ltd. 8.88% 2007.......................     660,000        591,215
                       H & T Master Trust 8.00% 2002*(2)...........................     900,000        901,406
                       MBNA Master Credit Card Trust II 5.94% 2009(3)..............   3,200,000      3,197,984
                       Merrill Lynch Mortgage Investments, Inc. 6.39% 2030(2)......   3,000,000      3,015,938
                       Morgan Stanley Capital I 7.46% 2006(2)......................   1,400,000      1,473,500
                       National Financiera SNC 8.00% 2000..........................     500,000        501,520
                       NWA Trust 8.26% 2006........................................     237,120        255,340
                       PXRE Capital Trust I 8.85% 2027.............................     265,000        284,128
                       Sears Credit Account Master Trust 6.20% 2006................     700,000        704,151
                       Sears Credit Account Master Trust 8.10% 2004................     700,000        720,776
                       Standard Credit Card Master Trust 8.25% 2003................   1,010,000      1,078,801
                       Tanger Properties Ltd. 8.75% 2001...........................   1,160,000      1,199,544
                       Voto Votorantim Overseas Trading Operations NV 8.50% 2005...     160,000        146,000
                       Voto Votorantim Overseas Trading Operations NV 8.50%
                         2005*.....................................................     350,000        319,813

                       Insurance -- 0.1%
                       Conseco, Inc. 6.40% 2003....................................     780,000        775,507
                                                                                                  -------------
                                                                                                    64,235,481
                                                                                                  -------------
                       HEALTHCARE -- 0.1%
                       Health Services -- 0.1%
                       Tenet Healthcare Corp. 8.00% 2005...........................     430,000        442,900
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Aerospace & Military Technology -- 0.0%
                       Newport News Shipbuilding, Inc. 9.25% 2006..................  $  250,000   $    262,500

                       Business Services -- 0.6%
                       Comdisco Inc. 6.13% 2003....................................   2,000,000      1,978,620
                       Hertz Corp. 7.00% 2003......................................     750,000        768,750
                       Loewen Group International, Inc. 8.25% 2003.................   1,365,000      1,414,454

                       Electrical Equipment -- 0.1%
                       Westinghouse Electric Corp. 8.88% 2001......................     740,000        776,275

                       Transportation -- 0.1%
                       MRS Logistica SA 10.63% 2005................................     300,000        270,000
                       MRS Logistica SA 10.63% 2005*...............................     230,000        212,998
                                                                                                  -------------
                                                                                                     5,683,597
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 2.4%
                       Broadcasting & Media -- 1.8%
                       Globo Participacioes SA 11.50% 2003(3)......................     450,000        461,250
                       Grupo Televisa SA 11.38% 2003(2)............................     640,000        687,200
                       News America Holdings, Inc. 9.25% 2013......................     935,000      1,131,088
                       NWCG Holding Corp. zero coupon 1999.........................   1,380,000      1,295,875
                       Paramount Communications, Inc. 7.50% 2002...................     200,000        205,272
                       Poland Communications, Inc. 9.88% 2003......................     160,000        157,722
                       Rogers Cablesystems Ltd. 9.63% 2002.........................     440,000        470,800
                       SCI Television, Inc. 11.00% 2005............................     200,000        202,724
                       Time Warner Pass Through Asset Trust 4.90% 1999*............   1,600,000      1,573,776
                       Time Warner, Inc 7.25% 2017.................................     850,000        876,341
                       Time Warner, Inc. 7.95% 2000................................   4,345,000      4,460,360
                       Viacom, Inc. 6.75% 2003.....................................     630,000        637,314
                       Viacom, Inc. 10.25% 2001....................................     175,000        194,933

                       Leisure & Tourism -- 0.6%
                       America West Airlines 8.16% 2002............................   1,157,139      1,162,438
                       Continental Airlines 6.54% 2009.............................     415,000        413,303
                       ITT Corp. 6.25% 2000........................................   1,215,000      1,185,099
                       Northwest Airlines Corp. 8.97% 2015.........................     859,806        939,725
                       Northwest Airlines Corp. 12.09% 2000........................     245,688        271,837
                                                                                                  -------------
                                                                                                    16,327,057
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       Communication Equipment -- 0.1%
                       TCI Communications, Inc. 6.82% 2010(3)......................      95,000         95,185
                       TCI Communications, Inc. 8.75% 2015.........................     120,000        140,819
                       Computers & Business Equipment -- 0.0%
                       Viasystems, Inc. 9.75% 2007.................................     125,000        130,312
                       Telecommunications -- 1.3%
                       360 Communications Co. 7.13% 2003...........................   1,330,000      1,376,271
                       Adelphia Communications Corp. 10.25% 2000...................     250,000        257,500
                       Intermedia Communications, Inc. 8.60% 2008*.................     500,000        505,000
                       Nextel Communications, Inc. zero coupon 2004(4).............     485,000        474,088
                       PanAmSat Corp. 6.13% 2005*..................................   2,270,000      2,230,865
                       Tele-Communications, Inc. 7.38% 2000........................   1,000,000      1,019,890
                       Tele-Communications, Inc. 8.25% 2003........................   2,500,000      2,688,850
                       Tele-Communications, Inc. 9.65% 2003........................     375,000        408,637
                                                                                                  -------------
                                                                                                     9,327,417
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       MATERIALS -- 0.3%
                       Forest Products -- 0.0%
                       Grupo Industrial Durango SA de CV 12.00% 2001...............  $  140,000   $    150,608
                       Metals & Minerals -- 0.3%
                       Cemex SA de CV 10.00% 1999..................................     410,000        424,350
                       Cemex SA de CV 10.75% 2000..................................     390,000        411,450
                       Industrias Metalurgicas Pescarmona SA 9.50% 2002............     210,000        199,168
                       LTV Corp. 8.20% 2007........................................     600,000        598,500
                                                                                                  -------------
                                                                                                     1,784,076
                                                                                                  -------------

                       MULTI-INDUSTRY -- 0.1%
                       Multi-Industry -- 0.1%
                       Corning Consumer Products Co. 9.63% 2008*...................     250,000        250,625
                       Wharf International Capital Ltd. 8.88% 2004.................     270,000        262,726
                                                                                                  -------------
                                                                                                       513,351
                                                                                                  -------------

                       MUNICIPAL BONDS -- 0.8%
                       Municipal Bonds -- 0.8%
                       Anaheim California Public Financing Authority Lease Revenue
                         5.00% 2037................................................     805,000        782,130
                       Chicago Illinois Midway Airport Revenue 5.50% 2029..........     570,000        586,097
                       Chicago Illinois Skyway Toll Bridge Revenue 5.50% 2023......     585,000        601,520
                       District Columbia Water Sewer Authority Revenue 5.50%
                         2023......................................................     330,000        350,582
                       Indiana Health Facility Financing Authority Hospital Revenue
                         5.13% 2017................................................     435,000        433,108
                       Marion County Indiana Convention and Recreational Facilities
                         5.00% 2027................................................     570,000        551,367
                       Nevada State Bank Project Nos. 65 & R6 General Obligation
                         5.00% 2014................................................     560,000        561,730
                       New York City Municipal Water Finance Authority Water and
                         Sewer System Revenue 5.13% 2021...........................     450,000        442,521
                       New York City Municipal Water Finance Authority Water and
                         Sewer System Revenue 5.75% 2026...........................     445,000        466,436
                       New York City Transit Finance Authority 5.00% 2013..........     445,000        446,482
                       North Central Texas Health Facility Development Corporation
                         Revenue 5.13% 2022........................................     395,000        386,740
                                                                                                  -------------
                                                                                                     5,608,713
                                                                                                  -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 2.6%
                       Foreign Government -- 2.6%
                       Korea Republic 8.75% 2003...................................   2,030,000      1,928,561
                       Province of Quebec 13.25% 2014..............................     625,000        705,994
                       Republic of Argentina zero coupon 2001(2)(3)................   2,700,000      2,440,800
                       Republic of Argentina 5.50% 2000............................  JPY60,000,000      452,914
                       Republic of Argentina 8.75% 2002............................     360,000        350,490
                       Republic of Brazil 6.88% 2001(3)............................     875,000        846,562
                       Republic of Colombia 7.63% 2007.............................     190,000        175,643
                       Republic of Germany 6.00% 2007..............................  11,100,000      6,707,591
                       Republic of Panama 6.84% 2002(3)............................   2,480,022      2,433,645
                       Republic of Panama 7.88% 2002...............................     420,000        417,900
                       State of Israel 6.38% 2005..................................     635,000        637,229
                       Province of Tacuman 9.45% 2004*.............................     151,761        146,796
                                                                                                  -------------
                                                                                                    17,244,125
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       Chelsea GCA Realty, Inc. 7.75% 2001.........................  $  570,000   $    584,267
                       Liberty Property Trust 7.10% 2004...........................     640,000        648,704
                       Meditrust Corp. 7.38% 2000..................................   1,150,000      1,162,443
                                                                                                  -------------
                                                                                                     2,395,414
                                                                                                  -------------
                       U.S. GOVERNMENT & AGENCIES -- 12.3%
                       U.S. Government & Agencies -- 12.3%
                       Federal Home Loan Mortgage Corp. 5.50% 2008.................   1,971,071      1,912,392
                       Federal Home Loan Mortgage Corp. 6.00% 2012.................     569,354        563,302
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     582,397        576,206
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     491,336        486,113
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     507,646        502,250
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     341,490        337,860
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     497,172        491,887
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................   2,990,191      2,958,406
                       Federal Home Loan Mortgage Corp. 6.35% 2018.................   3,000,000      3,022,500
                       Federal Home Loan Mortgage Corp. 7.50% 2025.................   1,609,959      1,654,732
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................   1,323,651      1,360,051
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................     680,414        699,125
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................     895,375        919,998
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................     884,619        908,946
                       Federal Home Loan Mortgage Corp. 7.50% 2028.................     913,520        938,642
                       Federal Home Loan Mortgage Corp. 7.50% 2028.................   1,329,859      1,366,842
                       Federal Home Loan Mortgage Corp. 7.50% 2028.................     917,766        943,005
                       Federal Home Loan Mortgage Corp. 8.00% 2099.................   2,000,000      2,075,620
                       Federal National Mortgage Association 6.00% 2013............     304,962        301,339
                       Federal National Mortgage Association 6.00% 2013............   1,214,239      1,199,813
                       Federal National Mortgage Association 6.00% 2013............   1,215,582      1,201,141
                       Federal National Mortgage Association 6.00% 2013............   1,266,481      1,251,436
                       Federal National Mortgage Association 6.50% 2025............     518,485        516,540
                       Federal National Mortgage Association 6.50% 2025............     594,672        592,442
                       Federal National Mortgage Association 6.50% 2025............     714,685        712,448
                       Federal National Mortgage Association 6.50% 2026............     911,529        908,111
                       Federal National Mortgage Association 6.50% 2026............     773,683        770,782
                       Federal National Mortgage Association 6.50% 2027............     947,497        941,869
                       Federal National Mortgage Association 6.50% 2027............     894,812        889,497
                       Federal National Mortgage Association 6.50% 2027............      53,245         52,929
                       Federal National Mortgage Association 6.50% 2027............      63,559         63,181
                       Federal National Mortgage Association 6.50% 2027............      54,445         54,122
                       Federal National Mortgage Association 6.50% 2027............     189,198        188,074
                       Federal National Mortgage Association 6.50% 2027............      57,612         57,270
                       Federal National Mortgage Association 6.50% 2027............     915,495        910,057
                       Federal National Mortgage Association 6.50% 2099............   7,000,000      7,039,340
                       Federal National Mortgage Association 6.50% 2099............   1,000,000        994,060
                       Federal National Mortgage Association 7.00% 2024............   1,276,712      1,251,102
                       Federal National Mortgage Association 7.00% 2099............   7,000,000      7,098,420
                       Government National Mortgage Association 6.50% 2099.........   5,000,000      4,976,550
                       Government National Mortgage Association 7.00% 2023.........     364,611        370,116
                       Government National Mortgage Association 7.00% 2023.........     205,107        208,202
                       Government National Mortgage Association 7.00% 2023.........     510,763        518,603
                       Government National Mortgage Association 7.00% 2023.........     869,596        884,814
                       Government National Mortgage Association 7.00% 2023.........     220,148        223,508
                       Government National Mortgage Association 7.00% 2023.........     437,866        445,528
                       Government National Mortgage Association 7.00% 2023.........     461,563        469,640
                       Government National Mortgage Association 7.00% 2023.........     521,240        529,184
                       Government National Mortgage Association 7.00% 2023.........     169,491        172,045
                       Government National Mortgage Association 7.00% 2023.........     237,745        241,905

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Government & Agencies (continued)
                       Government National Mortgage Association 7.00% 2023.........  $   52,647   $     53,568
                       Government National Mortgage Association 7.00% 2023.........     462,227        470,460
                       Government National Mortgage Association 7.50% 2023.........     753,813        778,305
                       Government National Mortgage Association 7.50% 2027.........     221,066        227,835
                       Government National Mortgage Association 7.50% 2027.........      48,638         50,127
                       Government National Mortgage Association 7.50% 2027.........     125,820        129,673
                       Government National Mortgage Association 7.50% 2027.........     521,556        537,526
                       Government National Mortgage Association 7.50% 2027.........     463,677        477,874
                       Government National Mortgage Association 7.50% 2027.........     474,775        489,313
                       Government National Mortgage Association 7.50% 2099.........   1,000,000      1,030,620
                       Government National Mortgage Association 8.00% 2024.........      30,582         31,805
                       Government National Mortgage Association 8.00% 2026.........      30,298         31,500
                       Government National Mortgage Association 8.00% 2026.........     315,617        328,141
                       Government National Mortgage Association 8.00% 2026.........     187,539        194,980
                       Government National Mortgage Association 8.00% 2026.........     473,843        492,646
                       Government National Mortgage Association 8.00% 2026.........     599,696        623,492
                       Government National Mortgage Association 8.00% 2026.........     471,154        489,849
                       Government National Mortgage Association 8.00% 2026.........     462,111        480,448
                       Government National Mortgage Association 8.00% 2026.........     352,546        366,535
                       Government National Mortgage Association 8.00% 2026.........     360,042        374,328
                       Government National Mortgage Association 8.00% 2026.........      26,047         27,081
                       Government National Mortgage Association 8.00% 2026.........     877,029        911,830
                       Government National Mortgage Association 8.00% 2027.........      26,021         27,053
                       Government National Mortgage Association 8.00% 2027.........      31,894         33,159
                       United States Treasury Bonds 7.88% 2021.....................     710,000        882,615
                       United States Treasury Bonds 8.13% 2021.....................     200,000        255,406
                       United States Treasury Bonds 8.75% 2020.....................   8,010,000     10,787,228
                       United States Treasury Bonds Strip zero coupon 2014.........   2,280,000        882,223
                       United States Treasury Bonds Strip zero coupon 2017.........      50,000         16,109
                       United States Treasury Bonds Strip zero coupon 2019.........      40,000         11,299
                       United States Treasury Bonds Strip zero coupon 2020.........   3,610,000        987,010
                       United States Treasury Bonds Strip zero coupon 2021.........   8,100,000      2,054,241
                                                                                                  -------------
                                                                                                    82,286,224
                                                                                                  -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.3%
                       Central Maine Power Co. 7.45% 1999..........................     885,000        892,956
                       Niagara Mohawk Power Corp. 6.88% 2003.......................     870,000        880,980
                       Niagara Mohawk Power Corp. 7.38% 2003.......................     210,000        218,322
                       Wesco Distribution, Inc. 9.13% 2008*........................     250,000        249,188
                       Gas & Pipeline Utilities -- 0.2%
                       Bridas Corp. 12.50% 1999....................................      60,000         63,094
                       CMS Energy Corp. 7.38% 2000.................................   1,150,000      1,159,648
                       Telephone -- 0.3%
                       Worldcom, Inc. 9.38% 2004...................................   1,600,000      1,693,696
                                                                                                  -------------
                                                                                                     5,157,884
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $218,213,085).....................                220,778,736
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $604,441,750).............                638,923,263
                                                                                                  -------------

                                      SHORT-TERM SECURITIES -- 0.9%
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.3%
                       Advanta Corp. 7.00% due 9/16/98.............................   1,350,000      1,348,515
                       Bridas Corp. 10.25% due 12/7/98.............................     610,000        617,759
                                                                                                  -------------
                                                                                                     1,966,274
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FOREIGN SHORT-TERM NOTES -- 0.6%
                       Acindar Industries 11.75% due 11/12/98(3)...................  $  440,000   $    443,982
                       Empresa Col de Petroleos 7.25% due 7/8/98...................     640,000        640,800
                       Nacional Financiera SNC 8.56% due 6/19/98...................     600,000        600,000
                       Nacional Financiera SNC 9.00% due 1/25/99...................      50,000         50,656
                       Polysindo Eka Perkasa zero coupon due 11/19/98(2)...........   1,000,000        345,000
                       Polysindo Eka Perkasa zero coupon due 7/14/98...............   1,000,000        247,500
                       Republic of Argentina zero coupon due 8/14/98...............   1,300,000      1,282,450
                       Republic of Argentina zero coupon due 3/19/99...............     340,000        320,280
                                                                                                  -------------
                                                                                                     3,930,668
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $7,247,302)...............                  5,896,942
                                                                                                  -------------


                                       REPURCHASE AGREEMENT -- 5.3%
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 5.3%
                       Agreement with The Nikko Securities Co., bearing interest at
                         5.55%, dated 5/29/98, to be repurchased 6/1/98 in the
                         amount of $35,520,421 and collateralized by $38,255,000 of
                         U.S. Treasury Bills, due 5/27/99 with an approximate
                         aggregate value of $36,276,164 (cost $35,504,000)@........  35,504,000     35,504,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $647,193,052)                               101.4%                  680,324,205
                       Total currency swap agreement, at value(5)          0.0%                         32,844
                       Liabilities in excess of other
                         assets --                (1.4)                                             (9,135,348)
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $671,221,701
                                                                             ------               =============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              JPY -- Japanese Yen

              (1) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              (2) Fair valued security; see Note 2.

              (3) Variable rate security; rate as of May 31, 1998.

              (4) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (5) The Portfolio entered into a currency swap agreement with
                  Swiss Bank Corporation ("Swiss Bank"). Under the agreement the Portfolio will pay Swiss Bank 3,300,000 Yen each year commencing September 6, 1997 until September 6, 2000, with an additional payment of 60,000,000 Yen due September 6, 2000. In return, Swiss Bank will pay the Portfolio $21,570 on March 6 and September 6 each year commencing March 6, 1997 until September 6, 2000 with an additional payment of $488,003 due September 6, 2000.

---------------------

              @ The security or a portion thereof represent collateral for the currency swap agreement and the following open futures contracts:

                       OPEN FUTURES CONTRACTS
                       ----------------------------------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                       NUMBER OF                                       EXPIRATION       VALUE AT     VALUE AS OF    APPRECIATION/
                       CONTRACTS             DESCRIPTION                  DATE         TRADE DATE    MAY 31, 1998   DEPRECIATION
                       ----------------------------------------------------------------------------------------------------------
                         7 Long    90 Day Euro Dollar..............  December 1998     $ 1,646,007   $ 1,649,113      $  3,106
                         5 Long    90 Day Euro Dollar..............  September 1998      1,172,657     1,178,750         6,093
                         4 Long    90 Day Euro Dollar..............  June 1998             935,725       943,100         7,375
                         7 Long    90 Day Euro Dollar..............  March 1999          1,646,094     1,649,550         3,456
                       118 Long    U.S. 10 Year Note...............  September 1998     13,316,312    13,348,750        32,438
                        10 Long    U.S. 2 Year Note................  June 1998           2,078,501     2,081,250         2,749
                        15 Long    U.S. 5 Year Note................  June 1998          10,361,089    10,375,783        14,694
                        5 Short    U.S. Treasury Bond..............  September 1998        604,695       607,500       (2,805)
                                                                                                                      --------
                                   Net Unrealized Appreciation.....                                                   $ 67,106
                                                                                                                    =============

                                 OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -----------------------------------------------------------

                          CONTRACT            IN        DELIVERY  GROSS UNREALIZED
                         TO DELIVER      EXCHANGE FOR     DATE      APPRECIATION
                       -----------------------------------------------------------
                       *AUD    9,763,335 USD    6,611,438 06/18/98    $ 495,068
                        DEM   12,107,510 USD    6,848,604 07/23/98       41,205
                                                                     ---------
                                                                     $ 536,273
                                                                     ---------

                                                                  GROSS UNREALIZED
                                                                    DEPRECIATION
                       -----------------------------------------------------------

                       *USD    6,500,819 AUD   9,763,335 06/18/98    $(384,449)
                                                                     ----------
                                  Net Unrealized Appreciation...     $  151,824
                                                                     ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                AUD  -- Australian Dollar
                DEM -- Deutsche Mark
                USD  -- United States Dollar

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 95.1%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.9%
                       Food, Beverage & Tobacco -- 0.9%
                       UST, Inc. ..................................................      14,100   $    375,413
                                                                                                  -------------
                       ENERGY -- 1.1%
                       Energy Sources -- 1.1%
                       Burlington Resources, Inc...................................       6,800        286,450
                       Sonat, Inc. ................................................       4,700        184,181
                                                                                                  -------------
                                                                                                       470,631
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 2.0%
                       Multi-Industry -- 2.0%
                       Viag AG.....................................................       1,500        840,689
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 1.9%
                       Telecommunications -- 1.9%
                       Compania de Telecomunicaciones de Chile SA ADR..............       9,000        199,687
                       U.S. West Communications Group..............................      11,700        593,775
                                                                                                  -------------
                                                                                                       793,462
                                                                                                  -------------
                       MATERIALS -- 1.1%
                       Metals & Minerals -- 1.1%
                       Barrick Gold Corp. .........................................      25,700        494,725
                                                                                                  -------------
                       REAL ESTATE -- 6.3%
                       Real Estate Investment Trusts -- 6.3%
                       Apartment Investment & Management Co., Class A..............       3,000        117,000
                       Avalon Properties, Inc. ....................................      12,300        345,937
                       Boston Properties, Inc. ....................................      12,400        421,600
                       Brandywine Reality Trust....................................       3,500         81,156
                       Camden Property Trust.......................................       4,200        128,363
                       Duke Realty Investments, Inc. ..............................       8,500        192,313
                       Equity Office Properties Trust..............................      15,000        412,500
                       Equity Residential Properties Trust.........................       7,000        342,562
                       Liberty Property Trust......................................      11,300        298,744
                       Security Capital Pacific Trust..............................      14,670        330,992
                                                                                                  -------------
                                                                                                     2,671,167
                                                                                                  -------------
                       UTILITIES -- 81.8%
                       Electric Utilities -- 42.1%
                       BEC Energy..................................................      13,300        539,481
                       Cinergy Corp. ..............................................      13,100        423,294
                       Dominion Resources, Inc. ...................................      26,500      1,051,719
                       DQE, Inc. ..................................................      20,300        667,362
                       Duke Energy Corp. ..........................................      11,900        685,737
                       Edison International........................................      19,000        560,500
                       Entergy Corp. ..............................................      24,700        649,919
                       Florida Progress Corp. .....................................      11,100        457,875
                       FPL Group, Inc. ............................................      15,400        946,137
                       Houston Industries, Inc. ...................................      24,100        689,862

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Illinova Corp. .............................................      25,100   $    729,469
                       LG&E Energy Corp. ..........................................       6,800        180,625
                       Montana Power Co. ..........................................      24,800        899,000
                       New Century Energies, Inc. .................................       8,200        377,200
                       New England Electric System.................................      19,500        814,125
                       Niagara Mohawk Power Corp.+.................................      48,900        605,137
                       NIPSCO Industries, Inc. ....................................      32,400        870,750
                       PacifiCorp..................................................      29,900        689,569
                       PECO Energy Co. ............................................      37,600      1,062,200
                       Pinnacle West Capital Corp. ................................      10,100        453,869
                       Potomac Electric Power Co. .................................      33,700        823,544
                       Public Service Enterprise Group, Inc. ......................      23,700        783,581
                       Puget Sound Energy, Inc. ...................................      19,900        519,888
                       Southern Co. ...............................................      22,300        592,344
                       TECO Energy, Inc. ..........................................      22,500        589,219
                       Texas Utilities Co. ........................................      28,100      1,109,950
                       UtiliCorp United, Inc. .....................................       4,800        170,700
                       Gas & Pipeline Utilities -- 20.5%
                       AGL Resources, Inc. ........................................      11,300        226,000
                       CMS Energy Corp. ...........................................      15,700        683,931
                       Columbia Gas Systems, Inc. .................................       1,800        151,875
                       Consolidated Natural Gas Co. ...............................      20,000      1,131,250
                       El Paso Natural Gas Co. ....................................      31,400      1,212,825
                       Enron Corp. ................................................      19,900        997,487
                       Keyspan Energy Corp. .......................................      24,700        832,081
                       KN Energy, Inc. ............................................       8,000        433,000
                       MCN Energy Group Inc. ......................................      26,800        964,800
                       National Fuel Gas Co. New Jersey............................       9,000        381,375
                       NGC Corp. ..................................................      12,500        189,844
                       Pacific Enterprises.........................................      19,900        757,444
                       SCANA Corp. ................................................      14,600        420,663
                       UGI Corp. ..................................................      13,600        344,250
                       Telephone -- 19.2%
                       Ameritech Corp. ............................................      21,300        903,919
                       AT&T Corp. .................................................      18,600      1,132,275
                       Bell Atlantic Corp. ........................................      11,900      1,090,338
                       BellSouth Corp. ............................................       6,800        438,600
                       GTE Corp. ..................................................       8,800        513,150
                       MCI Communications Corp. ...................................      25,400      1,358,106
                       SBC Communications, Inc. ...................................      17,000        660,875
                       Sprint Corp. ...............................................      20,000      1,435,000
                       Telefonica de Argentina SA ADR..............................       8,000        260,500
                       Telefonica del Peru SA ADR..................................      11,000        237,875
                       Telefonos de Mexico SA ADR..................................       3,500        166,031
                                                                                                  -------------
                                                                                                    34,866,550
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $37,962,173).......................                 40,512,637
                                                                                                  -------------

                                         PREFERRED STOCK -- 1.0%
                       ----------------------------------------------------------------------------------------
                       UTILITIES -- 1.0%
                       Gas & Pipeline Utilities -- 1.0%
                       Williams Cos., Inc. 3.50% (cost $394,281)...................       2,900        434,420
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        CONVERTIBLE BONDS -- 1.5%                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------

                       FINANCE -- 1.5%
                       Financial Services -- 1.5%
                       Bell Atlantic Financial Services 5.75% 2003 convertible*
                         (cost $626,846)...........................................  $  610,000   $    629,825
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $38,983,300)..............                 41,576,882
                                                                                                  -------------
                                      SHORT-TERM SECURITIES -- 2.4%
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.4%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         4.50% due 6/01/98 (cost $1,005,000).......................   1,005,000      1,005,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $39,988,300)                                100.0%                   42,581,882
                       Other assets less liabilities --    0.0                                          19,086
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $ 42,600,968
                                                                             ------               =============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR--American Depository Receipt

              * Resale restricted to qualified institutional buyers

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 91.2%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.6%
                       Apparel & Textiles -- 2.0%
                       Avon Products, Inc..........................................       80,000   $  6,545,000
                       Nautica Enterprises, Inc.+..................................      155,000      4,533,750
                       Tommy Hilfiger Corp.+.......................................       80,000      5,380,000

                       Automotive -- 0.7%
                       Harley-Davidson, Inc........................................      157,100      5,616,325

                       Housing -- 1.6%
                       Home Depot, Inc.............................................      170,000     13,355,625

                       Retail -- 5.3%
                       Dayton Hudson Corp..........................................      154,000      7,141,750
                       Kohl's Corp.+...............................................      120,000      5,707,500
                       Kroger Co.+.................................................      125,000      5,367,188
                       Proffitt's, Inc.+...........................................      130,000      5,102,500
                       Wal-Mart Stores, Inc........................................      385,000     21,247,187
                                                                                                   -------------
                                                                                                     79,996,825
                                                                                                   -------------
                       CONSUMER STAPLES -- 12.5%
                       Food, Beverage & Tobacco -- 6.8%
                       Campbell Soup Co............................................      127,000      6,921,500
                       Coca-Cola Co................................................      370,000     28,998,750
                       Philip Morris Cos., Inc.....................................      400,000     14,950,000
                       Tyson Foods, Inc., Class A..................................      270,000      5,703,750
                       Vlasic Foods International, Inc.............................       12,700        275,431

                       Household Products -- 5.7%
                       Colgate-Palmolive Co........................................       93,000      8,091,000
                       Estee Lauder Cos., Inc., Class A............................       59,900      3,826,113
                       Gillette Co.................................................      110,000     12,883,750
                       Procter & Gamble Co.........................................      216,000     18,130,500
                       United States Industries, Inc.+.............................      165,000      4,351,875
                                                                                                   -------------
                                                                                                    104,132,669
                                                                                                   -------------
                       ENERGY -- 3.3%
                       Energy Services -- 2.0%
                       BJ Services Co.+............................................      160,000      5,230,000
                       Halliburton Co..............................................      130,000      6,158,750
                       Noble Drilling Corp.+.......................................      170,000      5,015,000

                       Energy Sources -- 1.3%
                       USX-Marathon Group, Inc.....................................      315,000     11,025,000
                                                                                                   -------------
                                                                                                     27,428,750
                                                                                                   -------------
                       FINANCE -- 18.4%
                       Banks -- 6.3%
                       Banc One Corp...............................................      155,000      8,544,375
                       Chase Manhattan Corp........................................       85,000     11,554,687
                       Citicorp....................................................       90,000     13,421,250
                       Fleet Financial Group, Inc..................................       87,000      7,134,000
                       NationsBank Corp............................................      155,000     11,741,250

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 8.4%
                       Associates First Capital Corp., Class A.....................       50,000   $  3,740,625
                       First Data Corp.............................................      178,000      5,918,500
                       Hartford Financial Services Group, Inc......................       55,000      6,053,437
                       Household International, Inc................................       60,000      8,118,750
                       Legg Mason, Inc.............................................       77,000      4,644,063
                       MBNA Corp...................................................      180,000      5,703,750
                       Merrill Lynch & Co., Inc....................................      106,000      9,487,000
                       Morgan Stanley, Dean Witter, Discover & Co..................      136,265     10,637,187
                       Penncorp Financial Group, Inc...............................       95,000      2,101,875
                       Travelers Group, Inc........................................      217,600     13,273,600

                       Insurance -- 3.7%
                       American International Group, Inc...........................      120,000     14,857,500
                       Hartford Life, Inc..........................................      100,000      5,150,000
                       PMI Group, Inc..............................................       70,000      5,263,125
                       Travelers Property Casualty Corp., Class A..................      140,000      5,818,750
                                                                                                   -------------
                                                                                                    153,163,724
                                                                                                   -------------
                       HEALTHCARE -- 12.5%
                       Drugs -- 9.5%
                       Bristol-Myers Squibb Co.....................................      175,000     18,812,500
                       GelTex Pharmaceuticals, Inc.+...............................      180,000      4,151,250
                       IDEC Pharmaceuticals Corp.+.................................       85,000      2,677,500
                       Merck & Co., Inc............................................      170,000     19,900,625
                       Pfizer, Inc.................................................      195,000     20,438,437
                       Schering-Plough Corp........................................      160,000     13,390,000

                       Health Services -- 0.7%
                       United Healthcare Corp......................................       90,000      5,760,000

                       Medical Products -- 2.3%
                       Boston Scientific Corp.++...................................       60,000      3,825,000
                       Centocor, Inc.+.............................................      125,200      4,882,800
                       Genzyme Corp.+..............................................      150,000      4,106,250
                       Medtronic, Inc..............................................      112,700      6,268,938
                                                                                                   -------------
                                                                                                    104,213,300
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Aerospace & Military Technology -- 2.1%
                       AlliedSignal, Inc...........................................      180,000      7,695,000
                       Boeing Co...................................................      100,000      4,762,500
                       Sundstrand Corp.............................................       80,000      4,960,000

                       Business Services -- 1.2%
                       Donnelley(RR) & Sons Co.....................................      135,000      6,075,000
                       USA Waste Services, Inc.+...................................       45,000      2,123,438
                       Waste Management, Inc.......................................       65,000      2,112,500

                       Electrical Equipment -- 4.5%
                       Dresser Industries, Inc.....................................      145,000      6,751,562
                       General Electric Co.........................................      365,000     30,431,875

                       Multi-Industry -- 2.0%
                       Tyco International Ltd......................................      131,800      7,298,425
                       United Technologies Corp....................................       95,000      8,930,000

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.4%
                       CNF Transportation, Inc.....................................       80,000   $  3,285,000
                       Union Pacific Corp..........................................            1             48
                                                                                                   -------------
                                                                                                     84,425,348
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 6.9%
                       Broadcasting & Media -- 1.6%
                       Gannett, Inc................................................      105,000      6,923,438
                       Scripps (E.W) Co., Class A..................................      115,000      6,080,625

                       Leisure & Tourism -- 5.3%
                       Carnival Corp., Class A.....................................       95,200      6,449,800
                       Disney (Walt) Co............................................      145,000     16,403,125
                       Mirage Resorts, Inc.+.......................................      183,700      3,823,256
                       Northwest Airlines Corp., Class A+..........................       70,000      3,154,375
                       Royal Caribbean Cruises Ltd.................................       70,000      4,878,125
                       US Airways Group, Inc.+.....................................       75,000      5,250,000
                       Viad Corp...................................................      160,000      4,320,000
                                                                                                   -------------
                                                                                                     57,282,744
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 13.5%
                       Communication Equipment -- 1.7%
                       Ascend Communications, Inc.+................................      140,000      6,046,250
                       FORE Systems, Inc.+.........................................       90,000      1,980,000
                       Tellabs, Inc.+..............................................       87,000      5,978,531

                       Computers & Business Equipment -- 6.9%
                       Cisco Systems, Inc.+........................................      210,000     15,881,250
                       Compaq Computer Corp........................................      320,000      8,740,000
                       Dell Computer Corp.+........................................      160,000     13,185,000
                       International Business Machines Corp........................      125,000     14,671,875
                       Staples, Inc.+..............................................      195,400      4,909,425

                       Electronics -- 3.0%
                       Altera Corp.+...............................................      140,000      4,707,500
                       Intel Corp..................................................      180,000     12,858,750
                       Solectron Corp.+............................................      100,000      4,137,500
                       Xilinx, Inc.+...............................................      100,000      3,803,125

                       Software -- 0.6%
                       Intuit, Inc.+...............................................      105,000      4,974,375

                       Telecommunications -- 1.3%
                       Liberty Media Group, Inc., Series A+........................      193,462      6,384,246
                       Teleport Communications Group Inc., Class A+................       75,000      4,195,313
                                                                                                   -------------
                                                                                                    112,453,140
                                                                                                   -------------
                       MATERIALS -- 1.8%
                       Chemicals -- 0.6%
                       Praxair, Inc................................................      100,000      4,931,250

                       Forest Products -- 1.2%
                       Champion International Corp.................................      100,000      4,800,000
                       Sealed Air Corp.............................................      105,000      5,617,500
                                                                                                   -------------
                                                                                                     15,348,750
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 2.5%
                       Electric Utilities -- 2.5%
                       AES Corp.+..................................................      150,000   $  7,134,375
                       Consolidated Edison, Inc....................................      130,000      5,565,625
                       FPL Group, Inc..............................................      125,000      7,679,687
                                                                                                   -------------
                                                                                                     20,379,687
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $553,085,792).............                 758,824,937
                                                                                                   -------------

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 8.7%                    AMOUNT
                       -----------------------------------------------------------------------------------------

                       TIME DEPOSIT -- 8.5%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         5.25% due 6/01/98@........................................  $70,511,000     70,511,000
                                                                                                   -------------
                       U.S. GOVERNMENT -- 0.2%
                       United States Treasury Bills 5.02% due 6/25/98..............    1,800,000      1,793,976
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $72,304,976)..............                  72,304,976
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $625,390,768)                               99.9%                    831,129,913
                       Other assets less liabilities --                        0.1                      923,849
                                                                             ------                -------------
                       NET ASSETS --                                   100.0%                      $832,053,762
                                                                             ------                =============
                                                                             ------

              -----------------------------

              +  Non-income producing securities.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                       OPEN FUTURES CONTRACTS
                       ---------

                       NUMBER OF                                             EXPIRATION  VALUE AT    VALUE AS OF    UNREALIZED
                       CONTRACTS                 DESCRIPTION                   DATE     TRADE DATE   MAY 31, 1998  DEPRECIATION
                       ---------
                       135 Long    Standard & Poor's 500 Index.............  June 1998  $36,881,750   $36,814,500   $(67,250)
                                                                                                                    =========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 96.5%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.7%
                       Automotive -- 1.3%
                       Borg-Warner Automotive, Inc. ...............................      12,700   $    723,900
                       General Motors Corp. .......................................       9,500        683,406
                       Housing -- 0.5%
                       Centex Corp. ...............................................      14,800        529,100
                       Retail -- 9.9%
                       American Stores Co. ........................................      49,200      1,226,925
                       Dillards, Inc., Class A.....................................      26,400      1,110,450
                       K-Mart Corp.+...............................................      57,700      1,117,938
                       Liz Claiborne, Inc. ........................................      26,000      1,317,875
                       Reebok International Ltd.+..................................      38,000      1,092,500
                       Sherwin-Williams Co. .......................................      29,200        970,900
                       Toys 'R' Us, Inc.+..........................................      65,900      1,746,350
                       Wal-Mart Stores, Inc. ......................................      38,000      2,097,125
                                                                                                  -------------
                                                                                                    12,616,469
                                                                                                  -------------
                       CONSUMER STAPLES -- 11.8%
                       Food, Beverage & Tobacco -- 10.8%
                       Anheuser-Busch Cos., Inc. ..................................      29,300      1,345,969
                       Archer-Daniels-Midland Co. .................................      92,500      1,745,937
                       Bestfoods...................................................  19,000....      1,072,312
                       Corn Products International, Inc.+..........................      41,950      1,436,787
                       Philip Morris Cos., Inc. ...................................      31,000      1,158,625
                       RJR Nabisco Holdings Corp. .................................      13,000        366,438
                       Sara Lee Corp. .............................................      15,700        924,338
                       Seagram Co., Ltd. ..........................................      33,500      1,471,906
                       UST, Inc. ..................................................      77,400      2,060,775
                       Household Products -- 1.0%
                       Unilever NV.................................................      14,000      1,105,125
                                                                                                  -------------
                                                                                                    12,688,212
                                                                                                  -------------
                       ENERGY -- 10.4%
                       Energy Services -- 1.2%
                       Occidental Petroleum Corp. .................................      47,200      1,303,900
                       Energy Sources -- 9.2%
                       Amerada Hess Corp. .........................................      13,500        729,844
                       Ashland, Inc. ..............................................      42,000      2,094,750
                       Exxon Corp. ................................................      14,000        987,000
                       Houston Industries, Inc. ...................................      34,700        993,287
                       Mobil Corp. ................................................      13,800      1,076,400
                       Royal Dutch Petroleum Co. ..................................      11,500        644,719
                       Sun Co., Inc. ..............................................      42,600      1,810,500
                       Texaco, Inc. ...............................................      11,000        635,250
                       USX-Marathon Group, Inc. ...................................      26,300        920,500
                                                                                                  -------------
                                                                                                    11,196,150
                                                                                                  -------------
                       FINANCE -- 13.4%
                       Banks -- 1.0%
                       Republic New York Corp. ....................................       8,700      1,117,406

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 5.9%
                       Bear Stearns Cos., Inc. ....................................      17,000   $    922,250
                       First Data Corp. ...........................................      70,900      2,357,425
                       Green Tree Financial Corp. .................................      50,200      2,017,412
                       Morgan Stanley, Dean Witter, Discover and Co. ..............      13,500      1,053,844
                       Insurance -- 6.5%
                       Allstate Corp. .............................................       8,000        753,000
                       CIGNA Corp. ................................................      27,100      1,856,350
                       General Reinsurance Corp. ..................................       4,500        989,438
                       Marsh & McLennan Cos., Inc. ................................      16,000      1,401,000
                       MBIA, Inc. .................................................      11,500        857,469
                       Oxford Health Plans, Inc.+..................................      63,500      1,095,375
                                                                                                  -------------
                                                                                                    14,420,969
                                                                                                  -------------
                       HEALTHCARE -- 8.1%
                       Drugs -- 4.6%
                       Bristol-Myers Squibb Co. ...................................      15,000      1,612,500
                       Merck & Co., Inc. ..........................................       8,000        936,500
                       Perrigo Co.+................................................      37,800        415,800
                       Pharmacia & Upjohn, Inc. ...................................      44,600      1,970,763
                       Health Services -- 1.0%
                       United Healthcare Corp. ....................................      17,500      1,120,000
                       Medical Products -- 2.5%
                       Abbott Laboratories, Inc. ..................................      12,500        927,344
                       Biomet, Inc. ...............................................      20,900        603,487
                       US Surgical Corp. ..........................................      27,800      1,105,050
                                                                                                  -------------
                                                                                                     8,691,444
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 12.7%
                       Aerospace & Military Technology -- 0.8%
                       Raytheon Co.+...............................................      15,500        826,344
                       Business Services -- 4.4%
                       Browning-Ferris Industries, Inc. ...........................      21,000        746,813
                       General Signal Corp. .......................................      25,900      1,065,137
                       Johnson Controls, Inc. .....................................      20,500      1,219,750
                       Waste Management, Inc. .....................................      54,000      1,755,000
                       Electrical Equipment -- 1.0%
                       AMP, Inc. ..................................................      28,100      1,067,800
                       Machinery -- 1.3%
                       Cincinnati Milacron, Inc. ..................................      12,700        380,206
                       Ingersoll-Rand Co. .........................................      21,700        977,856
                       Multi-Industry -- 1.0%
                       ITT Industries, Inc. .......................................      30,400      1,121,000
                       Transportation -- 4.2%
                       ABB Ab ADR..................................................      12,500      2,018,750
                       Canadian National Railway Co. ..............................      13,400        792,275
                       CNF Transportation, Inc. ...................................      26,000      1,067,625
                       Ryder System, Inc. .........................................      20,500        698,281
                                                                                                  -------------
                                                                                                    13,736,837
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 5.3%
                       Broadcasting & Media -- 2.9%
                       News Corp., Ltd. ADR........................................       4,000         98,500
                       Readers Digest Association, Inc., Class A...................      44,300      1,262,550
                       Viacom, Inc., Class A+......................................      21,800      1,200,362
                       Viacom, Inc., Class B+......................................      10,500        577,500

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 0.9%
                       Eastman Kodak Co. ..........................................      13,500   $    963,562
                       Leisure & Tourism -- 1.5%
                       AMR Corp.+..................................................         900        138,544
                       Tricon Global Restaurants, Inc.+............................      48,500      1,506,531
                                                                                                  -------------
                                                                                                     5,747,549
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 8.6%
                       Computers & Business Equipment -- 6.7%
                       Electronic Data Systems Corp. ..............................      50,900      1,851,487
                       International Business Machines Corp. ......................       7,300        856,838
                       Lexmark International Group, Inc., Class A+.................      18,500      1,026,750
                       Seagate Technology, Inc.+...................................      42,000        971,250
                       Sequent Computer Systems, Inc.+.............................      55,600        920,875
                       Storage Technology Corp.+...................................      18,400      1,543,300
                       Software -- 1.0%
                       Novell, Inc.+...............................................     105,000      1,102,500
                       Telecommunications -- 0.9%
                       U.S. West Communications Group..............................      20,000      1,015,000
                                                                                                  -------------
                                                                                                     9,288,000
                                                                                                  -------------
                       MATERIALS -- 3.5%
                       Chemicals -- 0.9%
                       Dow Chemical Co. ...........................................       9,500        920,313
                       Forest Products -- 0.7%
                       Consolidated Papers, Inc. ..................................      26,800        775,525
                       Metals & Minerals -- 1.9%
                       Barrick Gold Corp. .........................................      55,500      1,068,375
                       Nucor Corp. ................................................      19,800      1,019,700
                                                                                                  -------------
                                                                                                     3,783,913
                                                                                                  -------------
                       REAL ESTATE -- 1.2%
                       Real Estate Companies -- 0.5%
                       Security Capital Group, Inc., Class B+......................      17,500        490,000
                       Real Estate Investment Trusts -- 0.7%
                       Boston Properties, Inc. ....................................      22,500        765,000
                                                                                                  -------------
                                                                                                     1,255,000
                                                                                                  -------------
                       UTILITIES -- 9.8%
                       Electric Utilities -- 3.9%
                       Entergy Corp. ..............................................      43,500      1,144,594
                       PECO Energy Co. ............................................      74,700      2,110,275
                       Public Service Enterprise Group, Inc. ......................      28,000        925,750
                       Gas & Pipeline Utilities -- 4.0%
                       Coastal Corp. ..............................................      11,500        810,750
                       Columbia Gas Systems, Inc. .................................       8,500        717,187
                       Consolidated Natural Gas Co. ...............................      27,500      1,555,469
                       Pacific Gas & Electric Co. .................................      39,500      1,244,250

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 1.9%
                       GTE Corp. ..................................................      15,500   $    903,844
                       SBC Communications, Inc. ...................................      28,200      1,096,275
                                                                                                  -------------
                                                                                                    10,508,394
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $90,207,579).......................                103,932,937
                                                                                                  -------------

                                         PREFERRED STOCK -- 1.6%
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.6%
                       Broadcasting & Media -- 1.6%
                       News Corp., Ltd. ADR (cost $1,408,618)......................      80,500      1,725,719
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $91,616,197)..............                105,658,656
                                                                                                  -------------


                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 1.5%                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.5%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                           4.50% due 6/01/98 (cost $1,614,000).....................  $1,614,000      1,614,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $93,230,197)                                 99.6%                  107,272,656
                       Other assets less liabilities --    0.4                                         397,450
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $107,670,106
                                                                             ------               =============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 91.2%                          SHARES            VALUE
                       ----------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 3.6%
                       Apparel & Textiles -- 0.7%
                       Nike, Inc., Class B.........................................         244,300   $   11,237,800

                       Housing -- 2.1%
                       J.Ray McDermott SA+.........................................          77,600        3,133,100
                       Masco Corp..................................................         498,400       28,035,000
                       Maytag Corp.................................................           4,200          211,837

                       Retail -- 0.8%
                       Harcourt General, Inc.......................................         143,400        7,815,300
                       Hasbro, Inc.................................................         100,700        3,851,775
                                                                                                      ---------------
                                                                                                          54,284,812
                                                                                                      ---------------
                       CONSUMER STAPLES -- 5.0%
                       Food, Beverage & Tobacco -- 5.0%
                       Archer-Daniels-Midland Co...................................         569,020       10,740,252
                       Coca-Cola Co................................................          12,400          971,850
                       Corn Products International, Inc.+..........................          42,900        1,469,325
                       Gallaher Group PLC ADR......................................           4,200           85,050
                       Nestle SA ADR...............................................         315,000       33,798,051
                       Philip Morris Cos., Inc.....................................         610,600       22,821,175
                       Tyson Foods, Inc., Class A..................................         257,400        5,437,575

                       Household Products -- 0.0%
                       Fortune Brands, Inc.........................................           4,200          161,438
                                                                                                      ---------------
                                                                                                          75,484,716
                                                                                                      ---------------
                       ENERGY -- 8.2%
                       Energy Services -- 7.1%
                       British Petroleum Co. PLC ADR...............................          78,154        6,926,442
                       Burlington Resources, Inc...................................         392,900       16,550,913
                       Cooper Cameron Corp.+.......................................         202,400       12,042,800
                       EVI Weatherford, Inc.+......................................         191,500        9,682,719
                       Halliburton Co..............................................         560,100       26,534,737
                       Nabors Industries, Inc.+....................................          44,900        1,057,956
                       Schlumberger Ltd............................................         453,300       35,385,731

                       Energy Sources -- 1.1%
                       Amerada Hess Corp...........................................           1,800           97,312
                       Amoco Corp..................................................           2,800          117,075
                       Atlantic Richfield Co.......................................           4,800          378,600
                       Chevron Corp................................................           8,100          646,987
                       Exxon Corp..................................................          24,800        1,748,400
                       Mobil Corp..................................................           2,200          171,600
                       Noble Affiliates, Inc.......................................         235,757        9,209,258
                       Pioneer Natural Resources Co................................         167,100        3,926,850
                       Sonat, Inc..................................................           2,200           86,213
                                                                                                      ---------------
                                                                                                         124,563,593
                                                                                                      ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       FINANCE -- 36.7%
                       Banks -- 13.0%
                       Banc One Corp...............................................         295,332   $   16,280,182
                       BankAmerica Corp............................................         479,900       39,681,731
                       Citicorp....................................................         368,875       55,008,484
                       First Union Corp............................................           4,500          248,906
                       Golden West Financial Corp..................................          69,000        7,452,000
                       NationsBank Corp............................................           3,325          251,869
                       U.S. Bancorp................................................         361,100       14,128,038
                       Wells Fargo & Co............................................         178,400       64,491,600

                       Financial Services -- 12.1%
                       American Express Co.........................................         615,000       63,114,375
                       Donaldson, Lufkin & Jenrette, Inc...........................         203,600        8,971,125
                       Federal Home Loan Mortgage Corp.............................         311,000       14,150,500
                       Household International, Inc................................          14,100        1,907,906
                       Morgan (J.P.) & Co., Inc....................................          74,900        9,301,644
                       Morgan Stanley, Dean Witter, Discover & Co..................         469,825       36,675,714
                       State Street Corp...........................................         145,900       10,057,981
                       TCF Financial Corp..........................................          88,200        2,872,013
                       Travelers Group, Inc........................................         603,494       36,813,134

                       Insurance -- 11.4%
                       20th Century Industries.....................................         132,700        3,740,481
                       Allstate Corp...............................................         181,795       17,111,454
                       American International Group, Inc...........................          55,400        6,859,213
                       Berkley (W.R.) Corp.........................................         181,400        8,480,450
                       Chubb Corp..................................................         333,100       26,502,269
                       General Reinsurance Corp....................................         339,900       74,735,512
                       Progressive Corp., Ohio.....................................         100,000       13,787,500
                       Transatlantic Holdings, Inc.................................         252,600       18,897,638
                       UNUM Corp...................................................          56,000        3,111,500

                       Investment Companies -- 0.2%
                       Morgan Stanley Asia-Pacific Fund............................         570,067        3,847,952
                                                                                                      ---------------
                                                                                                         558,481,171
                                                                                                      ---------------
                       HEALTHCARE -- 5.0%
                       Drugs -- 4.1%
                       American Home Products Corp.................................         204,600        9,884,737
                       Bristol-Myers Squibb Co.....................................          47,800        5,138,500
                       Lilly (Eli) & Co............................................          60,200        3,698,538
                       Merck & Co., Inc............................................          25,100        2,938,269
                       Pfizer, Inc.................................................         169,600       17,776,200
                       SmithKline Beecham PLC ADR..................................         416,100       22,391,381

                       Medical Products -- 0.9%
                       Johnson & Johnson Co........................................          55,700        3,846,781
                       Novartis AG ADR.............................................         115,700        9,812,321
                                                                                                      ---------------
                                                                                                          75,486,727
                                                                                                      ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.3%
                       Aerospace & Military Technology -- 1.4%
                       Boeing Co...................................................         455,300       21,683,663

                       Business Services -- 0.0%
                       AC Nielsen Corp.+...........................................             133            3,433
                       Cognizant Corp.+............................................             400           21,300
                       Dun & Bradstreet Corp.......................................             400           13,500
                       Waste Management, Inc.......................................           1,400           45,500

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Electrical Equipment -- 0.0%
                       General Electric Co.........................................          12,200   $    1,017,175

                       Machinery -- 0.8%
                       McDermott International, Inc................................          51,100        1,951,381
                       Smith International, Inc.+..................................         200,800        9,851,750

                       Transportation -- 3.1%
                       Burlington Northern Santa Fe Corp...........................         278,800       27,740,600
                       Illinois Central Corp.......................................         200,350        7,437,994
                       Union Pacific Corp..........................................         236,800       11,455,200
                                                                                                      ---------------
                                                                                                          81,221,496
                                                                                                      ---------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 1.4%
                       Gannett, Inc................................................         174,700       11,519,281
                       News Corp., Ltd. ADR........................................         149,700        3,686,363
                       Tribune Co..................................................          84,600        5,657,625
                       Washington Post Co., Class B................................             100           54,025

                       Leisure & Tourism -- 4.2%
                       McDonald's Corp.............................................         970,800       63,708,750
                                                                                                      ---------------
                                                                                                          84,626,044
                                                                                                      ---------------
                       INFORMATION TECHNOLOGY -- 17.2%
                       Communication Equipment -- 0.3%
                       Molex, Inc..................................................         145,181        4,046,920

                       Computers & Business Equipment -- 7.1%
                       Hewlett-Packard Co..........................................         939,700       58,378,862
                       International Business Machines Corp........................         425,000       49,884,375

                       Electronics -- 7.5%
                       Applied Materials, Inc.+....................................         633,900       20,284,800
                       Intel Corp..................................................         310,400       22,174,200
                       Motorola, Inc...............................................         392,500       20,777,969
                       Novellus Systems, Inc.+.....................................         333,000       12,591,563
                       Texas Instruments, Inc......................................         748,700       38,464,462

                       Telecommunications -- 2.3%
                       360 Communications Co.+.....................................         285,300        8,148,882
                       AirTouch Communications, Inc.+..............................         411,800       19,611,975
                       Globalstar Telecommunications Ltd.+.........................          21,148        1,253,019
                       Loral Space & Communications Corp.+.........................          83,200        2,111,200
                       Qwest Communications International, Inc.+...................         104,900        3,468,256
                                                                                                      ---------------
                                                                                                         261,196,483
                                                                                                      ---------------
                       MATERIALS -- 1.2%
                       Chemicals -- 0.0%
                       Dow Chemical Co.............................................             600           58,125

                       Forest Products -- 0.0%
                       International Paper Co......................................           1,300           59,800
                       Union Camp Corp.............................................           2,000          109,375

                       Metals & Minerals -- 1.2%
                       Martin Marietta Materials, Inc..............................         393,400       18,096,400
                                                                                                      ---------------
                                                                                                          18,323,700
                                                                                                      ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       REAL ESTATE -- 3.2%
                       Real Estate Companies -- 0.0%
                       Crescent Operating, Inc.+...................................          45,330   $      934,931

                       Real Estate Investment Trusts -- 3.2%
                       Crescent Real Estate Equities Co............................         413,900       14,176,075
                       Federal Realty Investment Trust.............................          47,800        1,183,050
                       General Growth Properties, Inc..............................         277,300       10,260,100
                       Kimco Realty Corp...........................................          10,550          410,790
                       The Rouse Co................................................         496,600       14,929,038
                       United Dominion Realty Trust, Inc...........................          52,200          737,325
                       Vornado Realty Trust........................................         149,600        5,740,900
                       Weingarten Realty Investors.................................          15,200          649,800
                                                                                                      ---------------
                                                                                                          49,022,009
                                                                                                      ---------------
                       UTILITIES -- 0.2%
                       Electric Utilities -- 0.0%
                       Carolina Power & Light Co...................................             900           36,900
                       Duke Energy Corp............................................           1,400           80,675
                       Edison International........................................             700           20,650
                       Enova Corp..................................................             500           12,781
                       New England Electric System.................................             500           20,875
                       Southern Co.................................................           1,600           42,500
                       Wisconsin Energy Corp.......................................             800           23,600

                       Gas & Pipeline Utilities -- 0.2%
                       KN Energy, Inc..............................................          51,500        2,787,438

                       Telephone -- 0.0%
                       SBC Communications, Inc.....................................           2,400           93,300
                                                                                                      ---------------
                                                                                                           3,118,719
                                                                                                      ---------------
                       TOTAL COMMON STOCK (cost $1,058,278,086) ...................                    1,385,809,470
                                                                                                      ---------------

                       PREFERRED STOCK -- 0.4%
                       ----------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Financial Services -- 0.1%
                       Devon Financing Trust, convertible $3.25....................          30,700        2,007,013
                                                                                                      ---------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Transportation -- 0.1%
                       Union Pacific Capital Trust, convertible 6.25%..............          18,200          905,450
                                                                                                      ---------------
                       REAL ESTATE -- 0.1%
                       Real Estate Investment Trusts -- 0.1%
                       The Rouse Co., Series B convertible $3.00 ..................          10,000          485,000
                       Vornado Realty Trust, Series A convertible 6.50% ...........           9,100          509,600
                                                                                                      ---------------
                                                                                                             994,600
                                                                                                      ---------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       AirTouch Communications, Inc., Series C convertible 4.25%...          24,597        1,712,566
                                                                                                      ---------------
                       TOTAL PREFERRED STOCK (cost $5,286,106).....................                        5,619,629
                                                                                                      ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,063,564,192)...........                    1,391,429,099
                                                                                                      ---------------

---------------------

                                                                                       PRINCIPAL
                                      SHORT-TERM SECURITIES -- 6.8%                      AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------

                       FEDERAL AGENCY OBLIGATIONS -- 6.8%
                       Federal Home Loan Mortgage Discount Notes 5.40% due
                         6/03/98...................................................  $   25,415,000   $   25,407,376
                       Federal Home Loan Mortgage Discount Notes 5.41% due
                         6/08/98...................................................       7,965,000        7,956,621
                       Federal Home Loan Mortgage Discount Notes 5.42% due
                         6/02/98...................................................      21,930,000       21,926,698
                       Federal Home Loan Mortgage Discount Notes 5.44% due
                         6/19/98...................................................      16,410,000       16,365,365
                       Federal National Mortgage Association Discount Notes 5.39%
                         due 6/04/98...............................................      20,210,000       20,200,922
                       Federal National Mortgage Association Discount Notes 5.42%
                         due 6/10/98...............................................      10,505,000       10,490,766
                                                                                                      ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $102,347,748).............                      102,347,748
                                                                                                      ---------------
                                       REPURCHASE AGREEMENT -- 1.7%
                       ----------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 1.7%
                       Agreement with State Street Bank and Trust Co., bearing
                         interest at 5.47%, dated 5/29/98, to be repurchased
                         6/01/98 in the amount of $26,161,720 and collateralized by
                         $26,765,000 of Federal National Mortgage Association
                         Discount Notes, due 6/10/98 with an approximate aggregate
                         value of $26,711,470 (cost $26,150,000)...................      26,150,000       26,150,000
                                                                                                      ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,192,061,940)                      100.1%                             1,519,926,847
                       Liabilities in excess of other assets --         (0.1)                               (874,282)
                                                                             ------                   ---------------
                       NET ASSETS --                             100.0%                               $1,519,052,565
                                                                             ------                   ===============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET
    PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 95.2%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 29.6%
                       Automotive -- 6.6%
                       General Motors Corp. .......................................       6,996   $   503,275
                       Genuine Parts Co. ..........................................      12,526       425,101

                       Housing -- 2.9%
                       Foster Wheeler Corp. .......................................      15,707       398,565

                       Retail -- 20.1%
                       International Flavors & Fragrances, Inc. ...................       7,659       367,632
                       Kimberly-Clark Corp. .......................................       8,618       427,130
                       Limited, Inc. ..............................................      16,673       554,377
                       May Department Stores Co.+..................................       8,066       518,745
                       Rubbermaid, Inc. ...........................................      17,005       554,788
                       Winn-Dixie Stores, Inc. ....................................       9,728       395,808
                                                                                                  ------------
                                                                                                    4,145,421
                                                                                                  ------------
                       CONSUMER STAPLES -- 10.4%
                       Food, Beverage & Tobacco -- 10.4%
                       Anheuser-Busch Cos., Inc. ..................................       9,660       443,756
                       Kellogg Co. ................................................       8,566       353,883
                       Philip Morris Cos., Inc. ...................................       9,391       350,989
                       UST, Inc. ..................................................      11,509       306,427
                                                                                                  ------------
                                                                                                    1,455,055
                                                                                                  ------------
                       ENERGY -- 9.8%
                       Energy Services -- 3.5%
                       Exxon Corp. ................................................       6,946       489,693

                       Energy Sources -- 6.3%
                       Chevron Corp. ..............................................       5,517       440,670
                       Royal Dutch Petroleum Co. GDR...............................       7,843       439,698
                                                                                                  ------------
                                                                                                    1,370,061
                                                                                                  ------------
                       FINANCE -- 3.3%
                       Financial Services -- 3.3%
                       Morgan (J.P.) & Co., Inc. ..................................       3,764       467,442
                                                                                                  ------------

                       HEALTHCARE -- 3.8%
                       Drugs -- 3.8%
                       American Home Products Corp. ...............................      11,112       536,848
                                                                                                  ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 12.3%
                       Business Services -- 12.3%
                       Bemis Co., Inc. ............................................       9,645   $   406,899
                       Minnesota Mining & Manufacturing Co. .......................       5,176       479,427
                       National Service Industries, Inc. ..........................       8,576       437,376
                       Pall Corp. .................................................      20,553       407,206
                                                                                                  ------------
                                                                                                    1,730,908
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.6%
                       Entertainment Products -- 3.6%
                       Eastman Kodak Co. ..........................................       7,018       500,910
                                                                                                  ------------

                       MATERIALS -- 10.0%
                       Chemicals -- 6.8%
                       Du Pont (E.I.) De Nemours & Co. ............................       7,075       544,775
                       Nalco Chemical Co. .........................................      10,744       402,900

                       Forest Products -- 3.2%
                       International Paper Co. ....................................       9,857       453,422
                                                                                                  ------------
                                                                                                    1,401,097
                                                                                                  ------------
                       UTILITIES -- 12.4%
                       Electric Utilities -- 3.3%
                       Emerson Electric Co. .......................................       7,529       457,387

                       Telephone -- 9.1%
                       Alltel Corp. ...............................................      10,353       408,296
                       AT&T Corp. .................................................       6,932       421,986
                       SBC Communications, Inc. ...................................      11,607       451,222
                                                                                                  ------------
                                                                                                    1,738,891
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $13,698,573)..............                13,346,633
                                                                                                  ------------


                                                                                     PRINCIPAL
                                      REPURCHASE AGREEMENT -- 10.0%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 10.0%
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $1,409,000)...............................................  $1,409,000     1,409,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $15,107,573)      105.2%                         14,755,633
                       Liabilities in excess of other
                         assets --                  (5.2)                                            (731,060)
                                                                             ------               ------------
                       NET ASSETS --                                     100.0%                   $14,024,573
                                                                             ------               ============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH PORTFOLIO                 INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 96.5%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 14.8%
                       Apparel & Textiles -- 0.5%
                       Jones Apparel Group, Inc.+..................................      27,400   $  1,736,475

                       Housing -- 2.1%
                       Home Depot, Inc.............................................      47,400      3,723,863
                       Masco Corp..................................................      51,300      2,885,625

                       Retail -- 12.2%
                       Costco Cos., Inc.+..........................................     108,600      6,285,225
                       CVS Corp....................................................      91,900      6,450,231
                       Dayton Hudson Corp..........................................      99,000      4,591,125
                       Fred Meyer, Inc.+...........................................      33,100      1,423,300
                       McKesson Corp...............................................      11,800        921,875
                       Office Depot, Inc.+.........................................      47,400      1,398,300
                       Safeway, Inc.+..............................................      87,800      3,199,213
                       TJX Cos., Inc...............................................      81,300      3,800,775
                       Wal-Mart Stores, Inc........................................     139,500      7,698,656
                       Walgreen Co.................................................      97,000      3,413,187
                                                                                                  -------------
                                                                                                    47,527,850
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.3%
                       Food, Beverage & Tobacco -- 2.0%
                       Coca-Cola Enterprises, Inc..................................     102,900      3,865,181
                       Sara Lee Corp...............................................      40,400      2,378,550

                       Household Products -- 3.3%
                       Clorox Co...................................................      19,700      1,644,950
                       Colgate-Palmolive Co........................................      37,300      3,245,100
                       Estee Lauder Cos., Inc., Class A............................      25,500      1,628,813
                       Procter & Gamble Co.........................................      50,000      4,196,875
                                                                                                  -------------
                                                                                                    16,959,469
                                                                                                  -------------
                       ENERGY -- 2.4%
                       Energy Services -- 1.5%
                       Cooper Cameron Corp.+.......................................      23,500      1,398,250
                       Halliburton Co..............................................      35,800      1,696,025
                       Western Atlas, Inc.+........................................      18,100      1,566,781

                       Energy Sources -- 0.9%
                       Exxon Corp..................................................      42,200      2,975,100
                                                                                                  -------------
                                                                                                     7,636,156
                                                                                                  -------------
                       FINANCE -- 20.1%
                       Banks -- 5.8%
                       BankAmerica Corp............................................      91,800      7,590,712
                       Chase Manhattan Corp........................................      18,500      2,514,844
                       Comerica, Inc...............................................      49,500      3,254,625
                       Fifth Third Bancorp.........................................      41,250      2,031,562
                       Norwest Corp................................................      39,000      1,516,125
                       Southtrust Corp.............................................      23,850        967,416
                       SunTrust Banks, Inc.........................................       6,200        489,800

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 11.9%
                       American Express Co.........................................      63,700   $  6,537,212
                       Associates First Capital Corp., Class A.....................      39,500      2,955,094
                       Equitable Cos., Inc.........................................      33,900      2,334,863
                       Federal Home Loan Mortgage Corp.............................      87,800      3,994,900
                       Franklin Resources, Inc.....................................       7,000        342,125
                       MBNA Corp...................................................     139,525      4,421,198
                       Morgan (J.P.) & Co., Inc....................................      11,700      1,452,994
                       Morgan Stanley, Dean Witter, Discover & Co..................      53,500      4,176,344
                       Travelers Group, Inc........................................     159,300      9,717,300
                       Washington Mutual, Inc......................................      31,800      2,245,875

                       Insurance -- 2.4%
                       American International Group, Inc...........................      37,950      4,698,684
                       Conseco, Inc................................................      64,900      3,025,963
                                                                                                  -------------
                                                                                                    64,267,636
                                                                                                  -------------
                       HEALTHCARE -- 12.1%
                       Drugs -- 11.1%
                       Bristol-Myers Squibb Co.....................................      61,200      6,579,000
                       Cardinal Health, Inc........................................      29,800      2,655,925
                       Lilly (Eli) & Co............................................      64,300      3,950,431
                       Merck & Co., Inc............................................      27,300      3,195,806
                       Pfizer, Inc.................................................      54,900      5,754,206
                       Schering-Plough Corp........................................      65,800      5,506,638
                       Warner-Lambert Co...........................................     121,500      7,753,219

                       Health Services -- 1.0%
                       HEALTHSOUTH Corp.+..........................................     114,500      3,248,937
                                                                                                  -------------
                                                                                                    38,644,162
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Business Services -- 3.5%
                       Cendant Corp.+..............................................     215,700      4,677,994
                       Owens-Illinois, Inc.+.......................................      38,600      1,734,587
                       Quintiles Transnational Corp.+..............................      33,000      1,604,625
                       ServiceMaster Co............................................      14,100        466,181
                       USA Waste Services, Inc.+...................................      56,900      2,684,969

                       Electrical Equipment -- 2.8%
                       General Electric Co.........................................     107,700      8,979,487

                       Machinery -- 1.3%
                       Ingersoll-Rand Co...........................................      93,800      4,226,863

                       Multi-Industry -- 3.1%
                       Tyco International Ltd......................................     181,000     10,022,875
                                                                                                  -------------
                                                                                                    34,397,581
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 7.9%
                       Broadcasting & Media -- 5.3%
                       CBS Corp.+..................................................     159,300      5,057,775
                       Gannett, Inc................................................      91,800      6,053,062
                       Interpublic Group of Cos., Inc..............................      48,300      2,864,794
                       Time Warner, Inc............................................      40,000      3,112,500

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 2.6%
                       AMR Corp. +.................................................      18,000   $  2,770,875
                       Carnival Corp., Class A.....................................      52,100      3,529,775
                       Marriott International, Inc., Class A.......................      53,400      1,855,650
                                                                                                  -------------
                                                                                                    25,244,431
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 19.8%
                       Communication Equipment -- 1.0%
                       Tellabs, Inc.+..............................................      47,900      3,291,628

                       Computers & Business Equipment -- 3.7%
                       Cisco Systems, Inc.+........................................      42,400      3,206,500
                       Dell Computer Corp.+........................................      22,200      1,829,419
                       EMC Corp.+..................................................      93,300      3,866,119
                       Hewlett-Packard Co..........................................       5,400        335,475
                       Pitney Bowes, Inc...........................................      57,200      2,688,400

                       Software -- 9.8%
                       America Online, Inc.+.......................................      25,500      2,124,469
                       BMC Software, Inc.+.........................................     106,000      4,882,625
                       Computer Associates International, Inc......................      83,200      4,368,000
                       Compuware Corp.+............................................      53,800      2,471,437
                       HBO & Co....................................................      77,100      4,450,115
                       Microsoft Corp.+............................................      94,300      7,997,819
                       Parametric Technology Corp.+................................      87,700      2,688,553
                       PeopleSoft, Inc.+...........................................      52,100      2,276,119

                       Telecommunications -- 5.3%
                       AirTouch Communications, Inc.+..............................      50,000      2,381,250
                       Lucent Technologies, Inc....................................      90,500      6,419,844
                       Northern Telecom Ltd........................................      31,700      2,028,800
                       Tele-Communications TCI Ventures Group, Series A+...........     158,000      2,750,188
                       Tele-Communications, Inc., Series A+........................     102,600      3,520,462
                                                                                                  -------------
                                                                                                    63,577,222
                                                                                                  -------------
                       UTILITIES -- 3.4%
                       Telephone -- 3.4%
                       AT&T Corp...................................................      79,900      4,863,913
                       Sprint Corp.................................................      85,800      6,156,150
                                                                                                  -------------
                                                                                                    11,020,063
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $237,383,204).............                309,274,570
                                                                                                  -------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.8%                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.8%
                       Agreement with JP Morgan Securities, Inc., bearing interest at 5.54%, dated 5/29/98, to be repurchased 6/01/98 in the
                         amount of $8,790,056 and collateralized by $8,722,000 of
                         U.S. Treasury Notes, bearing interest at 6.00%, due
                         2/15/26 and having an approximate aggregate value of
                         $8,978,618 (cost $8,786,000)..............................  $8,786,000      8,786,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $246,169,204)                              99.3%                    318,060,570
                       Other assets less liabilities --                        0.7                   2,367,249
                                                                             ------               -------------
                       NET ASSETS --                                   100.0%                     $320,427,819
                                                                             ------               =============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 97.6%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.4%
                       Housing -- 1.7%
                       Home Depot, Inc.............................................      49,000   $  3,849,563

                       Retail -- 9.7%
                       Borders Group, Inc.+........................................      50,000      1,550,000
                       Consolidated Stores Corp.+..................................      87,700      3,349,044
                       CVS Corp....................................................      57,300      4,021,744
                       Fred Meyer, Inc.+...........................................      42,250      1,816,750
                       Rite Aid Corp...............................................     142,500      5,103,281
                       Safeway, Inc.+..............................................     146,700      5,345,381
                       TJX Cos., Inc...............................................      30,700      1,435,225
                                                                                                  -------------
                                                                                                    26,470,988
                                                                                                  -------------
                       CONSUMER STAPLES -- 3.3%
                       Household Products -- 3.3%
                       Colgate-Palmolive Co........................................      34,000      2,958,000
                       Gillette Co.................................................      39,800      4,661,575
                                                                                                  -------------
                                                                                                     7,619,575
                                                                                                  -------------
                       ENERGY -- 5.8%
                       Energy Services -- 5.8%
                       Cooper Cameron Corp.+.......................................      19,200      1,142,400
                       Diamond Offshore Drilling, Inc..............................      40,800      1,950,750
                       Global Industries Ltd.+.....................................      12,800        272,800
                       Halliburton Co..............................................      46,000      2,179,250
                       Schlumberger Ltd............................................      37,100      2,896,119
                       Tosco Corp..................................................     105,000      3,333,750
                       Transocean Offshore, Inc....................................      36,300      1,790,044
                                                                                                  -------------
                                                                                                    13,565,113
                                                                                                  -------------
                       FINANCE -- 14.8%
                       Banks -- 7.3%
                       Banc One Corp...............................................      39,440      2,174,130
                       BankAmerica Corp............................................      35,100      2,902,331
                       BankBoston Corp.............................................      16,300      1,717,612
                       Citicorp....................................................      11,400      1,700,025
                       First Chicago NBD Corp......................................      25,900      2,264,631
                       Mellon Bank Corp............................................      15,700      1,058,769
                       NationsBank Corp............................................      32,300      2,446,725
                       U.S. Bancorp................................................      71,400      2,793,525

                       Financial Services -- 4.7%
                       Federal Home Loan Mortgage Corp.............................      77,500      3,526,250
                       Household International, Inc................................      13,600      1,840,250
                       MBNA Corp...................................................      72,100      2,284,669
                       ReliaStar Financial Corp....................................      25,000      1,081,250
                       Travelers Group, Inc........................................      38,800      2,366,800

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.8%
                       Allstate Corp...............................................      31,600   $  2,974,350
                       American International Group, Inc...........................      18,900      2,340,056
                       UNUM Corp...................................................      20,600      1,144,588
                                                                                                  -------------
                                                                                                    34,615,961
                                                                                                  -------------
                       HEALTHCARE -- 15.4%
                       Drugs -- 10.8%
                       Bristol-Myers Squibb Co.....................................      51,800      5,568,500
                       Cardinal Health, Inc........................................      33,900      3,021,338
                       Elan Corp. PLC ADR+.........................................      22,300      1,364,481
                       Pfizer, Inc.................................................      45,000      4,716,562
                       Schering-Plough Corp........................................      29,900      2,502,256
                       Warner-Lambert Co...........................................      81,900      5,226,244
                       Watson Pharmaceuticals, Inc.+...............................      66,300      2,900,625

                       Health Services -- 2.1%
                       HEALTHSOUTH Corp.+..........................................     118,500      3,362,437
                       Tenet Healthcare Corp.+.....................................      44,800      1,568,000

                       Medical Products -- 2.5%
                       Guidant Corp................................................      36,100      2,326,194
                       Medtronic, Inc..............................................      62,400      3,471,000
                                                                                                  -------------
                                                                                                    36,027,637
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 8.2%
                       Aerospace & Military Technology -- 1.8%
                       Boeing Co...................................................      86,800      4,133,850

                       Business Services -- 2.5%
                       Comdisco, Inc...............................................      16,700        607,463
                       Owens-Illinois, Inc.+.......................................      15,900        714,506
                       USA Waste Services, Inc.+...................................      93,600      4,416,750

                       Electrical Equipment -- 1.6%
                       General Electric Co.........................................      43,600      3,635,150

                       Machinery -- 0.8%
                       Deere & Co..................................................      14,200        736,625
                       Thermo Electron Corp........................................      34,700      1,218,837

                       Multi-Industry -- 1.5%
                       Tyco International Ltd......................................      64,000      3,544,000
                                                                                                  -------------
                                                                                                    19,007,181
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 3.9%
                       Broadcasting & Media -- 3.9%
                       Capstar Broadcasting Corp., Class A+........................      21,100        400,900
                       CBS Corp....................................................     123,600      3,924,300
                       Chancellor Media Corp.+.....................................      54,100      2,262,056
                       Clear Channel Communications, Inc.+.........................      27,000      2,588,625
                                                                                                  -------------
                                                                                                     9,175,881
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 27.9%
                       Communication Equipment -- 1.1%
                       CIENA Corp.+................................................      25,900      1,346,800
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........      44,200      1,232,075

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 8.4%
                       Cisco Systems, Inc.+........................................      28,050   $  2,121,281
                       Compaq Computer Corp........................................      75,400      2,059,363
                       EMC Corp.+..................................................      40,100      1,661,644
                       International Business Machines Corp........................      96,400     11,314,950
                       Staples, Inc.+..............................................      96,250      2,418,281

                       Electronics -- 5.1%
                       Intel Corp..................................................      56,400      4,029,075
                       Linear Technology Corp......................................      16,400      1,146,975
                       Philips Electronics NV......................................      70,800      6,734,850

                       Software -- 8.3%
                       America Online, Inc.+.......................................      13,200      1,099,725
                       BMC Software, Inc.+.........................................      80,000      3,685,000
                       Computer Associates International, Inc......................      60,300      3,165,750
                       Compuware Corp.+............................................      98,800      4,538,625
                       HBO & Co....................................................      76,300      4,403,941
                       J.D. Edwards & Co.+.........................................      38,400      1,412,400
                       Sterling Commerce, Inc.+....................................      27,400      1,087,437

                       Telecommunications -- 5.0%
                       AirTouch Communications, Inc.+..............................     121,200      5,772,150
                       Liberty Media Group, Inc., Series A+........................     105,350      3,476,550
                       Telecomunicacoes de Brasileiras SA ADR......................      22,900      2,441,712
                                                                                                  -------------
                                                                                                    65,148,584
                                                                                                  -------------
                       MATERIALS -- 2.3%
                       Chemicals -- 2.0%
                       Monsanto Co.................................................      65,400      3,621,525
                       Solutia, Inc................................................      39,600      1,086,525

                       Forest Products -- 0.3%
                       International Paper Co......................................      12,200        561,200
                                                                                                  -------------
                                                                                                     5,269,250
                                                                                                  -------------
                       UTILITIES -- 4.6%
                       Telephone -- 4.6%
                       AT&T Corp...................................................     117,700      7,164,988
                       MCI Communications Corp.....................................      67,100      3,587,753
                                                                                                  -------------
                                                                                                    10,752,741
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $192,540,040).............                227,652,911
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 0.9%                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.9%
                       Koch Industries 5.62% due 6/01/98...........................  $  335,000   $    335,000
                       Sara Lee Corp. 5.48% due 6/02/98............................     670,000        669,898
                       Sara Lee Corp. 5.53% due 6/02/98............................   1,180,000      1,179,819
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $2,184,717)...............                  2,184,717
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $194,724,757)                                98.5%                  229,837,628
                       Other assets less liabilities --    1.5                                       3,431,775
                                                                             ------               -------------
                       NET ASSETS --                                    100.0%                    $233,269,403
                                                                             ------               =============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO               INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 99.6%                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 9.3%
                       Housing -- 4.5%
                       Home Depot, Inc.............................................     596,500   $   46,862,531

                       Retail -- 4.8%
                       Dayton Hudson Corp..........................................     580,200       26,906,775
                       Kohl's Corp.+...............................................     190,600        9,065,413
                       Wal-Mart Stores, Inc........................................     242,100       13,360,894
                                                                                                  ---------------
                                                                                                      96,195,613
                                                                                                  ---------------
                       CONSUMER STAPLES -- 7.1%
                       Food, Beverage & Tobacco -- 5.5%
                       Campbell Soup Co............................................     176,200        9,602,900
                       Coca-Cola Co................................................     110,500        8,660,438
                       Philip Morris Cos., Inc.....................................   1,044,500       39,038,187

                       Household Products -- 1.6%
                       Colgate-Palmolive Co........................................     132,200       11,501,400
                       Gillette Co.................................................      40,700        4,766,988
                                                                                                  ---------------
                                                                                                      73,569,913
                                                                                                  ---------------
                       ENERGY -- 3.1%
                       Energy Services -- 3.1%
                       Halliburton Co..............................................     420,800       19,935,400
                       Schlumberger Ltd............................................     155,700       12,154,331
                                                                                                  ---------------
                                                                                                      32,089,731
                                                                                                  ---------------
                       FINANCE -- 24.9%
                       Banks -- 7.9%
                       Banc One Corp...............................................     148,380        8,179,448
                       Chase Manhattan Corp........................................      72,494        9,854,653
                       Citicorp....................................................     228,500       34,075,063
                       First Chicago NBD Corp......................................      18,700        1,635,081
                       NationsBank Corp............................................     359,900       27,262,425

                       Financial Services -- 14.5%
                       Ahmanson (H.F.) & Co........................................     279,800       21,334,750
                       Associates First Capital Corp., Class A.....................     241,131       18,039,613
                       Federal National Mortgage Association.......................     231,200       13,843,100
                       Household International, Inc................................     111,200       15,046,750
                       MBNA Corp...................................................   1,172,600       37,156,762
                       Merrill Lynch & Co., Inc....................................     204,900       18,338,550
                       Morgan Stanley, Dean Witter, Discover & Co..................     322,700       25,190,769

                       Insurance -- 2.5%
                       American International Group, Inc...........................      65,300        8,084,956
                       MGIC Investment Corp........................................      57,400        3,440,413
                       Progressive Corp............................................     105,700       14,573,387
                                                                                                  ---------------
                                                                                                     256,055,720
                                                                                                  ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE -- 12.6%
                       Drugs -- 9.9%
                       Bristol-Myers Squibb Co.....................................     323,200   $   34,744,000
                       Merck & Co., Inc............................................     173,200       20,275,225
                       Pfizer, Inc.................................................     218,700       22,922,494
                       Schering-Plough Corp........................................     290,700       24,327,956

                       Health Services -- 2.7%
                       Humana, Inc.................................................      72,200        2,242,712
                       United Healthcare Corp......................................     390,200       24,972,800
                                                                                                  ---------------
                                                                                                     129,485,187
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 7.3%
                       Electrical Equipment -- 0.8%
                       General Electric Co.........................................     104,300        8,696,013

                       Multi-Industry -- 6.5%
                       Tyco International Ltd......................................     859,500       47,594,812
                       United Technologies Corp....................................     201,800       18,969,200
                                                                                                  ---------------
                                                                                                      75,260,025
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 8.2%
                       Broadcasting & Media -- 0.9%
                       Gannett, Inc................................................     144,500        9,527,969

                       Leisure & Tourism -- 7.3%
                       Carnival Corp., Class A.....................................      87,000        5,894,250
                       Disney (Walt) Co............................................     282,300       31,935,187
                       Northwest Airlines Corp., Class A+..........................     496,800       22,387,050
                       UAL Corp.+..................................................     185,300       14,719,769
                                                                                                  ---------------
                                                                                                      84,464,225
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 26.0%
                       Communication Equipment -- 6.8%
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........     600,400       16,736,150
                       Nokia Corp., Class A ADR....................................     723,800       47,001,763
                       Tellabs, Inc.+..............................................      95,900        6,590,128

                       Computers & Business Equipment -- 10.1%
                       Cisco Systems, Inc.+........................................     589,600       44,588,500
                       Compaq Computer Corp........................................     408,700       11,162,619
                       Dell Computer Corp.+........................................     530,900       43,749,478
                       International Business Machines Corp........................      36,100        4,237,237

                       Electronics -- 1.7%
                       Intel Corp..................................................     239,100       17,080,706

                       Software -- 1.7%
                       Microsoft Corp.+............................................     206,600       17,522,263

                       Telecommunications -- 5.7%
                       AirTouch Communications, Inc.+..............................     820,400       39,071,550
                       Liberty Media Group, Inc., Series A+........................     506,300       16,707,900
                       Lucent Technologies, Inc.@..................................      43,500        3,085,781
                       Tele-Communications, Inc., Series A+........................         308           10,568
                                                                                                  ---------------
                                                                                                     267,544,643
                                                                                                  ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       UTILITIES -- 1.1%
                       Telephone -- 1.1%
                       MCI Communications Corp.....................................     211,000   $   11,281,906
                                                                                                  ---------------
                       TOTAL INVESTMENT SECURITIES (cost $833,633,896).............                1,025,946,963
                                                                                                  ---------------


                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 0.5%                    AMOUNT
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.4%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         4.50% due 6/01/98 @.......................................  $4,416,000        4,416,000
                                                                                                  ---------------
                       U.S. GOVERNMENT -- 0.1%
                       United States Treasury Bills 4.98% due 6/18/98..............     300,000          299,295
                                                                                                  ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $4,715,295)...............                    4,715,295
                                                                                                  ---------------
                       TOTAL INVESTMENTS --
                         (cost $838,349,191)                            100.1%                     1,030,662,258
                       Liabilities in excess of other assets --             (0.1)                     (1,147,405)
                                                                             ------               ---------------
                       NET ASSETS --                                 100.0%                       $1,029,514,853
                                                                             ------               ===============
                                                                             ------

              -----------------------------

              +  Non-income producing securities

              ADR -- American Depository Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                       OPEN FUTURES CONTRACTS
                       ------------------------------------------------------------------------------------------------------------

                       NUMBER OF                                            EXPIRATION    VALUE AT     VALUE AS OF      UNREALIZED
                       CONTRACTS                 DESCRIPTION                  DATE       TRADE DATE   MARCH 31, 1998   DEPRECIATION
                       ------------------------------------------------------------------------------------------------------------
                        24 Long    Standard & Poor's 500 Index............  June 1998    $6,556,800     $6,544,800      $(12,000)
                                                                                                                        =========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO               INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 96.7%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------

                       AUSTRALIA -- 0.4%
                       Goodman Fielder Wattie Ltd. (Consumer Staples)..............   1,080,637   $  1,624,198
                                                                                                  -------------
                       AUSTRIA -- 0.7%
                       Bank Austria AG (Finance)...................................      34,000      3,062,965
                                                                                                  -------------
                       BELGIUM -- 0.8%
                       Barco NV (Industrial & Commercial)..........................       4,399      1,125,159
                       Bekaert SA (Industrial & Commercial)........................       2,480      1,956,564
                                                                                                  -------------
                                                                                                     3,081,723
                                                                                                  -------------
                       BRAZIL -- 0.4%
                       Telecomunicacoes de Brasileiras SA ADR (Information
                         Technology)...............................................      17,000      1,812,625
                                                                                                  -------------
                       DENMARK -- 0.5%
                       Ratin A/S, Class B (Multi-industry).........................      10,400      2,050,045
                                                                                                  -------------
                       FINLAND -- 2.4%
                       Enso Oyj, Series R (Materials)..............................     203,000      2,227,150
                       Nokia Oyj, Series A (Information Technology)................     102,138      6,723,446
                       Orion-yhtyma OY, Class B (Healthcare).......................      29,398        880,861
                                                                                                  -------------
                                                                                                     9,831,457
                                                                                                  -------------
                       FRANCE -- 6.8%
                       Alcatel Alsthom Compagnie General d'Electricite (Information
                         Technology)...............................................      11,400      2,438,910
                       Compagnie de St. Gobain (Materials).........................      16,786      3,310,627
                       Compagnie Francaise d'Etudes et de Construction Technip
                         (Industrial & Commercial).................................      26,000      3,728,564
                       L'Air Liquide SA (Materials)................................      11,600      2,285,877
                       Pinault Printemps Redoute (Consumer Discretionary)..........       3,680      3,029,250
                       Schneider SA (Industrial & Commercial)+.....................      43,000      3,636,637
                       Societe Generale d'Enterprises SA (Finance)+................      15,954      3,159,868
                       Total SA, Class B (Energy)..................................      26,030      3,232,540
                       Valeo SA (Consumer Discretionary)...........................      36,000      3,393,615
                                                                                                  -------------
                                                                                                    28,215,888
                                                                                                  -------------
                       GERMANY -- 2.0%
                       Adidas AG (Consumer Discretionary)..........................      21,000      3,707,440
                       Merck KGAA (Healthcare).....................................      39,500      1,529,747
                       Schmalbach-Lubeca AG (Materials)............................      12,180      3,249,365
                                                                                                  -------------
                                                                                                     8,486,552
                                                                                                  -------------
                       HONG KONG -- 1.1%
                       Cheung Kong (Holdings) Ltd. (Real Estate)...................     247,000      1,335,566
                       Dickson Concept Industries Ltd. (Industrial & Commercial)...     223,000        289,218
                       Hutchison Whampoa Ltd. (Multi-industry)+....................     350,000      1,829,268
                       Sun Hung Kai Properties Ltd. (Real Estate)+.................     269,000      1,298,310
                                                                                                  -------------
                                                                                                     4,752,362
                                                                                                  -------------
                       INDIA -- 0.4%
                       Mahanagar Telephone Nigam Ltd. GDR (Information
                         Technology)+..............................................      57,000        751,830
                       Videsh Sanchar Nigam Ltd GDR (Information Technology)+......      88,000      1,045,000
                                                                                                  -------------
                                                                                                     1,796,830
                                                                                                  -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       ITALY -- 2.0%
                       Credito Italiano SpA (Finance)..............................     480,000   $  2,677,133
                       Telecom Italia Mobile SpA (Information Technology)..........     430,000      2,542,577
                       Telecom Italia SpA (Information Technology).................     429,111      3,242,741
                                                                                                  -------------
                                                                                                     8,462,451
                                                                                                  -------------
                       JAPAN -- 9.9%
                       Advantest Corp. (Information Technology)....................          90          5,563
                       Canon, Inc. (Information Technology)........................      70,000      1,667,991
                       Daito Trust Construction Co. (Industrial & Commercial)......     125,130        893,592
                       Daiwa Securities Co., Ltd. (Finance)........................     300,000      1,141,599
                       Familymart Co (Consumer Discretionary)......................      17,400        653,333
                       Fuji Photo Film Co. Ltd. (Information & Entertainment)......      90,000      3,047,874
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............      69,000      2,351,650
                       Hoya Corp. (Healthcare).....................................      24,000        759,044
                       Japan Tobacco, Inc. (Consumer Staples)......................         308      2,135,028
                       KAO Corp. (Consumer Staples)................................     178,000      2,660,553
                       Mabuchi Motor Co., Ltd. (Consumer Discretionary)............      50,000      3,249,332
                       Nichiei Co., Ltd. (Materials)...............................      11,440        768,229
                       Nintendo Co., Ltd. (Information & Entertainment)............      19,900      1,860,820
                       Orix Corp. (Finance)........................................      41,600      2,706,448
                       Promise Co (Finance)........................................      39,000      1,641,779
                       Rohm Co., Ltd. (Information Technology).....................      24,000      2,495,487
                       Sankyo Co. Ltd. (Healthcare)................................     135,000      3,255,831
                       Sony Corp. (Information Technology).........................      37,000      3,125,858
                       TDK Corp. (Information Technology)..........................      40,000      3,142,465
                       Tokai Bank Ltd. (Finance)...................................     219,000      1,212,889
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............     112,000      2,490,866
                                                                                                  -------------
                                                                                                    41,266,231
                                                                                                  -------------
                       MEXICO -- 0.6%
                       Fomento Economico Mexicano SA de CV , Class B ADR (Consumer
                         Staples)..................................................      31,000      1,023,000
                       Panamerican Beverages, Inc., Class A ADR (Consumer
                         Staples)..................................................      48,000      1,623,000
                                                                                                  -------------
                                                                                                     2,646,000
                                                                                                  -------------
                       NETHERLANDS -- 5.0%
                       Akzo Nobel NV (Materials)+..................................      24,110      5,037,678
                       ASM Lithography Holding NV (Industrial & Commercial)........     108,000      4,425,151
                       ING Groep NV (Finance)......................................      71,025      4,877,329
                       Philips Electronics NV (Information Technology).............      42,200      4,010,054
                       Stork NV (Industrial & Commercial)..........................      18,077        656,185
                       Wolters Kluwer NV (Information & Entertainment)+............      12,500      1,755,924
                                                                                                  -------------
                                                                                                    20,762,321
                                                                                                  -------------
                       SPAIN -- 2.3%
                       Banco Bilbao Vizcaya SA (Finance)...........................      40,500      2,033,685
                       Banco de Santander SA (Finance).............................      42,000      2,114,550
                       Repsol SA (Energy)..........................................      50,000      2,777,961
                       Tabacalera SA, Class A (Consumer Staples)...................     124,390      2,679,864
                                                                                                  -------------
                                                                                                     9,606,060
                                                                                                  -------------
                       SWEDEN -- 0.6%
                       Volvo AB, Class A (Consumer Discretionary)..................      36,000      1,136,871
                       Volvo AB, Class B (Consumer Discretionary)..................      39,400      1,259,324
                                                                                                  -------------
                                                                                                     2,396,195
                                                                                                  -------------
                       SWITZERLAND -- 3.7%
                       Ciba Specialty Chemicals AG (Materials)+....................      10,800      1,538,171
                       Nestle SA (Consumer Staples)+...............................       2,030      4,347,749
                       Novartis AG (Healthcare)....................................       1,800      3,047,182
                       Schindler Holding AG (Industrial & Commercial)..............         400        701,991

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Schindler Holding registered AG (Industrial & Commercial)...         960   $  1,649,139
                       Zuerich Versicherungs-Gesellschaft (Finance)+...............       6,780      4,233,210
                                                                                                  -------------
                                                                                                    15,517,442
                                                                                                  -------------
                       UNITED KINGDOM -- 9.7%
                       Bank of Scotland (Finance)..................................     218,100      2,523,839
                       Bass PLC (Consumer Staples)+................................     122,757      2,255,615
                       Beazer Group PLC (Consumer Discretionary)...................     432,000      1,629,904
                       British Aerospace PLC (Industrial & Commercial).............     270,000      2,394,583
                       British Airways PLC (Information & Entertainment)...........     400,000      4,236,783
                       Compass Group PLC (Information & Entertainment).............      64,400      1,335,844
                       Diageo PLC (Consumer Staples)...............................     300,592      3,399,879
                       Granada Group PLC (Information & Entertainment).............     122,000      2,289,529
                       HSBC Holdings PLC (Finance).................................      32,673        792,686
                       HSBC Holdings PLC (75P)(Finance)............................      25,000        653,320
                       Kingfisher PLC (Consumer Discretionary).....................      97,993      1,736,565
                       Ladbroke Group PLC (Information & Entertainment)............     516,052      2,916,324
                       Lloyds TSB Group Ltd. PLC (Finance).........................     189,447      2,752,326
                       Railtrack Group PLC (Industrial & Commercial)+..............     137,000      2,662,771
                       Rugby Group PLC (Industrial & Commercial)...................     444,760      1,016,998
                       Tomkins PLC (Multi-industry)................................     655,395      3,784,067
                       Unilever NV PLC (Consumer Staples)..........................     140,000      1,537,753
                       Whitbread PLC (Consumer Staples)............................     141,416      2,288,961
                                                                                                  -------------
                                                                                                    40,207,747
                                                                                                  -------------
                       UNITED STATES -- 47.4%
                       ADC Telecommunications, Inc. (Information Technology)+......      59,000      1,659,375
                       AES Corp. (Utilities)+......................................      90,000      4,280,625
                       American International Group, Inc. (Finance)................      29,300      3,627,706
                       Applied Materials, Inc. (Industrial & Commercial)+..........      30,200        966,400
                       Avon Products, Inc. (Consumer Discretionary)................      42,000      3,436,125
                       Banc One Corp. (Finance)....................................      42,000      2,315,250
                       Bristol-Myers Squibb Co. (Healthcare).......................      52,000      5,590,000
                       Brunswick Corp. (Information & Entertainment)...............      65,000      2,043,438
                       Campbell Soup Co. (Consumer Staples)........................      34,100      1,858,450
                       Carnival Corp., Class A (Information & Entertainment).......      60,000      4,065,000
                       Cendant Corp. (Industrial & Commercial)+....................     110,000      2,385,625
                       Chase Manhattan Corp. (Finance).............................      42,700      5,804,531
                       Cisco Systems, Inc. (Information Technology)+...............      61,500      4,650,937
                       COMPAQ Computer, Corp. (Information Technology)+............      77,100      2,105,794
                       Computer Associates International, Inc. (Information
                         Technology)...............................................      80,000      4,200,000
                       Dayton Hudson Corp. (Consumer Discretionary)................     102,400      4,748,800
                       Dell Computer Corp. (Information Technology)+...............      46,700      3,848,372
                       Disney (Walt) Co. (Information & Entertainment).............      16,000      1,810,000
                       Gannett Co, Inc. (Information & Entertainment)..............      80,000      5,275,000
                       Halliburton Co. (Energy)....................................      38,400      1,819,200
                       Harley-Davidson, Inc. (Consumer Discretionary)..............      64,000      2,288,000
                       Hartford Financial Services Group, Inc. (Finance)...........      15,900      1,749,994
                       Hartford Life, Inc. Class A (Finance).......................      84,400      4,346,600
                       Home Depot, Inc. (Consumer Discretionary)...................      66,000      5,185,125
                       Household International, Inc. (Finance).....................      37,800      5,114,812
                       Humana, Inc. (Healthcare)...................................     160,600      4,988,637
                       Kroger Co. (Consumer Discretionary)+........................      89,200      3,830,025
                       Liberty Media Group, Class A (Information Technology)+......     124,825      4,119,225
                       Liz Claiborne, Inc. (Consumer Discretionary)................      75,000      3,801,563
                       Lucent Technologies, Inc. (Information Technology)..........      53,752      3,813,033
                       MBIA, Inc. (Finance)........................................      68,000      5,070,250
                       MBNA Corp. (Finance)........................................     121,325      3,844,486
                       Merck & Co., Inc. (Healthcare)..............................      48,100      5,630,706
                       Morgan Stanley, Dean Witter, Discover & Co. (Finance).......      45,600      3,559,650

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       NationsBank Corp. (Finance).................................      56,300   $  4,264,725
                       Nautica Enterprises, Inc. (Consumer Discretionary)+.........     153,000      4,475,250
                       Philip Morris Cos., Inc. (Consumer Staples).................     110,200      4,118,725
                       Proffitt's, Inc. (Consumer Discretionary)+..................      89,000      3,493,250
                       Republic Industries, Inc. (Consumer Discretionary)+.........     145,000      3,570,625
                       Schering-Plough Corp. (Healthcare)..........................      36,500      3,054,594
                       Solectron Corp. (Information Technology)+...................      73,500      3,041,063
                       Staples, Inc. (Consumer Discretionary)+.....................     153,000      3,844,125
                       TJX Cos., Inc. (Consumer Discretionary).....................     110,000      5,142,500
                       Travelers Group, Inc. (Finance).............................     111,599      6,807,539
                       Tyco International Ltd. (Industrial & Commercial)...........     127,700      7,071,387
                       United Healthcare Corp. (Healthcare)........................      74,000      4,736,000
                       United States Industries, Inc. (Consumer Staples)+..........     150,400      3,966,800
                       United Technologies Corp. (Industrial & Commercial).........      46,000      4,324,000
                       USA Waste Services, Inc. (Industrial & Commercial)+.........      91,200      4,303,500
                       USX-Marathon Group, Inc. (Energy)...........................      79,000      2,765,000
                       WorldCom, Inc. (Utilities)+.................................     109,300      4,973,150
                                                                                                  -------------
                                                                                                   197,784,967
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $326,461,009)......................                403,364,059
                                                                                                  -------------

                                         PREFERRED STOCK -- 0.5%
                       ----------------------------------------------------------------------------------------
                       GERMANY -- 0.5%
                       Henkel KGaA (Consumer Staples)..............................      25,160      2,256,186
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $327,760,869).............                405,620,245
                                                                                                  -------------
                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 2.1%                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.1%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         5.25% due 6/01/98 (cost $8,623,000).......................  $8,623,000      8,623,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $336,383,869)                              99.3%                    414,243,245
                       Other assets less liabilities --                        0.7                   2,761,787
                                                                             ------               -------------
                       NET ASSETS --                                   100.0%                     $417,005,032


                                                                             ------               =============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND
    INCOME PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 95.4%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       ARGENTINA -- 1.1%
                       YPF Sociedad Anonima ADR (Energy)...........................      32,900   $ 1,021,956
                                                                                                  ------------
                       AUSTRALIA -- 2.1%
                       Pioneer International Ltd. (Industrial & Commercial)+.......     230,100       613,146
                       St. George Bank Ltd. (Finance)*(1)..........................       9,600       470,400
                       Westpac Banking Corp. Ltd. (Finance)........................     135,000       891,937
                                                                                                  ------------
                                                                                                    1,975,483
                                                                                                  ------------
                       BELGIUM -- 0.8%
                       Electrabel SA (Utilities)...................................       3,148       787,214
                                                                                                  ------------
                       CANADA -- 3.7%
                       Abitibi-Consolidated, Inc. (Materials)......................      54,000       735,750
                       Abitibi-Consolidated, Inc. (Materials)......................      21,287       291,493
                       Bank of Nova Scotia (Finance)...............................      56,385     1,509,383
                       National Bank of Canada (Finance)...........................      47,588       970,117
                                                                                                  ------------
                                                                                                    3,506,743
                                                                                                  ------------
                       FRANCE -- 11.0%
                       Assurance General de France (Finance)+......................       8,250       508,817
                       Compagnie Generale des Etablissements Michelin, Class B
                         (Consumer Discretionary)..................................      20,914     1,294,060
                       Lafarge SA (Materials)......................................       3,872       392,830
                       Lafarge SA new shares (Materials)+..........................         887        90,435
                       Scor (Finance)..............................................      10,215       643,666
                       Societe Generale d'Enterprises SA (Finance)+................       7,340     1,453,769
                       Societe Nationale Elf Aquitaine SA (Energy).................      14,389     1,998,539
                       Television Francais (Information & Entertainment)...........       4,013       566,099
                       Total SA, Class B (Energy)..................................      12,176     1,512,079
                       Vivendi (Multi-industry)....................................       9,749     1,958,599
                                                                                                  ------------
                                                                                                   10,418,893
                                                                                                  ------------
                       GERMANY -- 7.5%
                       Bayer AG (Multi-industry)...................................      33,242     1,589,207
                       Deutsche Bank AG (Finance)..................................      11,777     1,013,842
                       Deutsche Lufthansa AG (Information & Entertainment).........      42,163     1,053,927
                       Deutsche Telekom AG (Information Technology)................      45,993     1,233,440
                       Thyssen AG (Industrial & Commercial)+.......................       4,152     1,082,068
                       VEBA AG (Utilities).........................................      17,697     1,162,443
                                                                                                  ------------
                                                                                                    7,134,927
                                                                                                  ------------
                       GREECE -- 1.1%
                       OTE Greek Telecommunications (Information Technology).......      36,874     1,082,928
                                                                                                  ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HONG KONG -- 4.3%
                       Dao Heng Bank Group Ltd. (Finance)..........................     327,000   $   700,503
                       Henderson Land Development Co., Ltd. (Real Estate)..........     324,000     1,145,645
                       Hong Kong Electric Holdings Ltd. (Utilities)................     350,500     1,029,020
                       HSBC Holdings PLC (Finance)+................................      49,915     1,210,997
                                                                                                  ------------
                                                                                                    4,086,165
                                                                                                  ------------
                       INDIA -- 1.1%
                       Mahanagar Telephone Nigam Ltd. GDR (Information
                         Technology)+..............................................      77,500     1,017,187
                                                                                                  ------------
                       IRELAND -- 2.3%
                       Allied Irish Banks (Finance)................................      53,990       715,452
                       CRH PLC (Industrial & Commercial)...........................      99,171     1,428,415
                                                                                                  ------------
                                                                                                    2,143,867
                                                                                                  ------------
                       ITALY -- 3.0%
                       ENI SpA (Energy)............................................     268,551     1,898,799
                       Telecom Italia SpA (Information Technology).................     122,600       926,474
                                                                                                  ------------
                                                                                                    2,825,273
                                                                                                  ------------
                       JAPAN -- 11.7%
                       Canon, Inc. (Information Technology)........................      35,000       833,995
                       Fuji Photo Film Co., Ltd. (Materials).......................      30,000     1,015,958
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............      30,000     1,022,456
                       KAO Corp. (Consumer Staples)................................      93,000     1,390,064
                       Nikko Securities Co., Ltd. (Finance)........................     376,000     1,183,739
                       Promise Co. (Finance).......................................      28,360     1,193,868
                       Ricoh Co., Ltd. (Information Technology)....................      95,000     1,026,211
                       Sankyo Co., Ltd. (Healthcare)...............................      40,000       964,691
                       Sony Corp. (Information Technology).........................      20,400     1,723,446
                       Tokyo Electron Ltd. (Information Technology)................      23,000       730,739
                                                                                                  ------------
                                                                                                   11,085,167
                                                                                                  ------------
                       MEXICO -- 1.6%
                       Cemex SA de CV (Materials)..................................     198,774       824,844
                       Fomento Economico Mexicano SA de CV (Consumer Staples)......      12,380       414,070
                       Fomento Economico Mexicano SA de CV (Consumer Staples)+.....       9,200       307,710
                                                                                                  ------------
                                                                                                    1,546,624
                                                                                                  ------------
                       NETHERLANDS -- 8.8%
                       ABN Amro Holdings NV (Finance)..............................      41,032       993,639
                       Akzo Nobel NV (Materials)+..................................       9,169     1,915,822
                       ING Groep NV (Finance)......................................      22,341     1,534,170
                       Philips Electronics NV (Information Technology).............      23,060     2,191,276
                       SGS Thomson Microelectronics NV (Information Technology)....      20,721     1,670,010
                                                                                                  ------------
                                                                                                    8,304,917
                                                                                                  ------------
                       NEW ZEALAND -- 1.2%
                       Telecom Corp. of New Zealand Ltd. IR (Information
                         Technology)...............................................     213,400       561,303
                       Telecom Corp. of New Zealand Ltd. (Information
                         Technology)...............................................     121,200       558,371
                                                                                                  ------------
                                                                                                    1,119,674
                                                                                                  ------------
                       NORWAY -- 1.6%
                       Den Norske Bank ASA (Finance)...............................     273,338     1,469,188
                                                                                                  ------------
                       PORTUGAL -- 0.5%
                       Portugal Telecom SA (Information Technology)................       8,674       455,901
                                                                                                  ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       SINGAPORE -- 1.1%
                       Development Bank of Singapore Ltd. alien shares (Finance)...     141,000   $   850,463
                       Development Bank of Singapore Ltd., Class A alien shares
                         (Finance).................................................      29,100       175,521
                                                                                                  ------------
                                                                                                    1,025,984
                                                                                                  ------------
                       SPAIN -- 1.1%
                       Iberdrola SA (Utilities)....................................      64,761     1,068,311
                                                                                                  ------------
                       SWEDEN -- 5.1%
                       Pharmacia & Upjohn, Inc. ADR (Healthcare)...................      45,068     1,969,529
                       SKF AB, Series B (Materials)+...............................      47,077     1,003,134
                       Sparbanken Sverige AB, Class A (Finance)+...................      16,993       510,616
                       Svenska Cellulosa AB, Class B (Materials)...................      34,828       959,878
                       Volvo AB, Class B (Consumer Discretionary)..................      11,310       361,496
                                                                                                  ------------
                                                                                                    4,804,653
                                                                                                  ------------
                       SWITZERLAND -- 4.9%
                       Julius Baer Holdings AG (Finance)...........................         197       567,796
                       Nestle SA (Consumer Staples)+...............................         983     2,105,339
                       Schweizerische Bankgesellschaft (Finance)+..................         585       983,226
                       Schweiz Bankverein (Finance)+...............................       2,732       986,581
                                                                                                  ------------
                                                                                                    4,642,942
                                                                                                  ------------
                       UNITED KINGDOM -- 19.8%
                       B.A.T. Industries PLC (Multi-industry)......................     170,632     1,536,994
                       Bass PLC (Consumer Staples)+................................      68,629     1,261,033
                       British Airways PLC (Information & Entertainment)...........      90,000       953,276
                       British Petroleum Co. PLC (Energy)..........................      94,868     1,392,983
                       BTR Ltd. PLC (Multi-industry)...............................     655,843     2,161,123
                       Cookson Group PLC (Materials)...............................     294,122     1,222,688
                       Glaxo Wellcome PLC (Healthcare).............................      28,720       773,051
                       National Westminster Bank PLC (Finance).....................      78,494     1,434,606
                       P & O PLC (Industrial & Commercial).........................      69,234       953,830
                       Rio Tinto PLC (Materials)+..................................     114,410     1,430,459
                       Rolls Royce PLC (Consumer Discretionary)....................     309,195     1,473,362
                       Scottish Power PLC (Utilities)..............................     107,508       971,029
                       Shell Transport & Trading Co. PLC (Energy)..................      98,645       729,054
                       Siebe PLC (Industrial & Commercial).........................      10,800       270,769
                       Tomkins PLC (Multi-industry)................................     251,618     1,452,772
                       Unilever NV PLC (Consumer Staples)..........................      69,355       761,792
                                                                                                  ------------
                                                                                                   18,778,821
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $81,560,044).......................                90,302,818
                                                                                                  ------------


                                            WARRANTS -- 0.0%+                         WARRANTS
                       ---------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Allianz (Finance)...........................................           1             5
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $81,560,044)..............                90,302,823
                                                                                                  ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.7%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.7%
                       Sheffield Receivables Corp. 5.50% due 7/10/98 (cost
                         $1,575,556)...............................................  $1,585,000     1,575,556
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 5.7%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 5.7%
                       Agreement with JP Morgan Securities, Inc., bearing interest at 5.54%, dated 5/29/98, to be repurchased 6/01/98 in the
                         amount of $5,409,496 and collateralized by $5,368,000 of
                         U.S. Treasury Notes, bearing interest at 6.00%, due
                         2/15/26 and having an approximate aggregate value of
                         $5,525,937 (cost $5,407,000)..............................  $5,407,000   $ 5,407,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $88,542,600)                         102.8%                                      97,285,379
                       Liabilities in excess of other assets --      (2.8)                                      (2,629,057)
                                                                    ------                                     ------------
                       NET ASSETS --                                100.0%                                     $94,656,322
                                                                    ======                                     ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              IR -- Installment Receipt

              (1) Fair valued security; see Note 2

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       --------------------------------------------------------------

                           CONTRACT             IN         DELIVERY  GROSS UNREALIZED
                          TO DELIVER       EXCHANGE FOR      DATE      APPRECIATION
                       --------------------------------------------------------------
                       GBP    2,090,000   USD  3,452,032   10/28/98     $ 61,916
                       JPY  159,837,400   USD  1,263,522   06/12/98      107,153
                       JPY  142,162,600   USD  1,130,841   06/12/98      102,343
                                                                        ---------
                            Net Unrealized Appreciation............     $271,412
                                                                        =========

              -----------------------------

                       GBP  --   Pound Sterling
                       JPY  --   Japanese Yen
                       USD  --   United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                      INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 84.4%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       AUSTRALIA -- 1.0%
                       Amcor Holdings Ltd. (Materials).............................       15,900   $     73,685
                       Australian Gas Light Co., Ltd. (Utilities)..................        7,522         52,806
                       Australian National Industries Ltd. (Materials).............       21,500         13,007
                       Boral Ltd. (Industrial & Commercial)........................       29,685         59,117
                       Brambles Industries Ltd. (Industrial & Commercial)..........        5,400        109,569
                       Broken Hill Proprietary Co., Ltd. (Energy)..................       46,739        400,418
                       Burns, Philp & Co, Ltd. (Consumer Staples)+.................       11,879          1,153
                       Coca-Cola Amatil Ltd. (Consumer Staples)....................       19,019        139,950
                       Coles Myer Ltd. (Consumer Discretionary)....................       26,347        118,799
                       Crown Ltd. (Information & Entertainment)....................       13,534          5,424
                       CSR Ltd. (Industrial & Commercial)..........................       26,900         79,008
                       Fosters Brewing Group Ltd. (Consumer Staples)...............       45,700         99,310
                       General Property Trust (Real Estate)........................       30,817         55,446
                       Gio Australia Holdings Ltd. (Finance).......................       23,650         66,649
                       Goodman Fielder Wattie Ltd. (Consumer Staples)..............       29,911         44,956
                       Homestake Mining Co, (Energy)...............................        1,870         19,908
                       Leighton Holdings Ltd. (Industrial & Commercial)............        6,000         20,291
                       Lend Lease Corp., Ltd. (Real Estate)........................        5,937        126,785
                       M.I.M. Holdings Ltd. (Materials)............................       34,943         18,163
                       National Australia Bank Ltd. (Finance)......................       29,705        411,940
                       Newcrest Mining Ltd. (Materials)............................        6,331          7,930
                       News Corp., Ltd. (Information & Entertainment)..............       43,729        269,745
                       Normandy Mining Ltd. (Materials)............................       38,811         35,729
                       North Ltd. (Materials)......................................       16,540         38,532
                       Orica Ltd. (Materials)......................................        7,000         47,125
                       Pacific Dunlop Ltd. (Multi-industry)........................       21,700         39,274
                       Pioneer International Ltd. (Industrial & Commercial)+.......       22,200         59,156
                       Renison Goldfields Consolidated Ltd. (Materials)............        4,771          5,438
                       Rio Tintro, Ltd. (Materials)................................        7,800         94,002
                       Santos Ltd. (Energy)........................................       14,613         48,045
                       Smith (Howard) Ltd. (Multi-industry)........................        4,900         31,914
                       Sons of Gwalia Ltd. (Materials).............................        3,090          8,515
                       Southcorp Holdings Ltd. (Multi-industry)....................       15,389         55,347
                       TABCORP Holdings Ltd. (Information & Entertainment).........        7,900         44,032
                       Telstra Corp., Ltd. (Information Technology)+...............       60,300        141,988
                       Western Mining Corp., Ltd. (Materials)+.....................       24,066         75,357
                       Westfield Trust new shares (Real Estate)....................        1,026          2,126
                       Westfield Trust (Real Estate)...............................       31,731         65,755
                       Westpac Banking Corp., Ltd. (Finance).......................       41,300        272,867
                                                                                                   -------------
                                                                                                      3,259,261
                                                                                                   -------------
                       AUSTRIA -- 0.5%
                       Austria Mikro Systeme International AG (Industrial &
                         Commercial)...............................................          200         14,495
                       Austrian Airlines Osterreische Luftverkehrs AG (Information
                         & Entertainment)+.........................................          800         27,974
                       Bank Austria AG (Finance)...................................        2,600        234,227
                       Bank Austria AG (Finance)+..................................        2,264        203,416
                       Bau Holdings AG (Consumer Discretionary)....................          200         12,267
                       Boehler-Uddeholm AG (Materials).............................          600         46,305
                       BWT AG (Industrial & Commercial)............................          100         19,674
                       EA-Generali AG (Finance)....................................          300        102,752

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       AUSTRIA (continued)
                       Flughafen Wien AG (Industrial & Commercial).................        1,500   $     80,529
                       Lenzing AG (Materials)+.....................................          200         14,975
                       Mayr-Melnhof Karton AG (Materials)..........................          700         51,241
                       Oesterreichische Elektrizitaetswirtschafts AG, Class A
                         (Utilities)...............................................        1,800        211,335
                       Oesterrichische Brau-Beteiligungs AG (Consumer Staples).....          300         19,330
                       OMV AG (Energy).............................................        1,300        188,148
                       Radex Heraklith Industriebeteiligungs AG (Materials)........          800         42,311
                       Steyr-Daimler-Puch AG (Industrial & Commercial).............          600         17,444
                       VA Technologies AG (Industrial & Commercial)................          700         94,789
                       Wienerberger Baustoffindustrie AG (Materials)...............          500        123,661
                                                                                                   -------------
                                                                                                      1,504,873
                                                                                                   -------------
                       BELGIUM -- 0.2%
                       Generale de Banque SA (Finance).............................          400        292,743
                       Kredietbank NV (Finance)+...................................          400        280,511
                                                                                                   -------------
                                                                                                        573,254
                                                                                                   -------------
                       DENMARK -- 0.2%
                       BG Bank (Finance)...........................................        1,100         64,726
                       Den Danske Bank (Finance)+..................................        2,000        248,606
                       Jyske Bank A/S (Finance)....................................          400         47,662
                       Unidanmark AS (Finance).....................................        2,000        161,520
                                                                                                   -------------
                                                                                                        522,514
                                                                                                   -------------
                       FRANCE -- 9.0%
                       Accor SA (Information & Entertainment)......................        1,879        515,367
                       Alcatel Alsthom Compagnie General d'Electricite (Information
                         Technology)...............................................        7,133      1,526,030
                       AXA (Finance)...............................................       15,084      1,716,899
                       Banque Nationale de Paris (Finance).........................       10,959        935,994
                       Bouygues SA (Consumer Discretionary)........................        1,282        231,844
                       Canal Plus (Information & Entertainment)....................        1,592        288,971
                       Cap Gemini SA (Industrial & Commercial).....................        3,116        465,082
                       Carrefour SA (Consumer Discretionary).......................        1,868      1,141,469
                       Compagnie de St. Gobain (Materials).........................        4,088        806,258
                       Compagnie Financiere de Paribas (Finance)...................        8,607        877,531
                       Compagnie Generale des Etablissements Michelin, Class B
                         (Consumer Discretionary)..................................        5,791        358,320
                       Credit Commerce France (Finance)............................          400         30,500
                       Credit Local de France (Finance)+...........................          204         27,721
                       Eridania Beghin-Say SA (Consumer Staples)...................        1,447        316,826
                       Essilor International (Healthcare)..........................          533        227,169
                       Etablissements Economiques du Casino Guichard-Perrachon
                         (Consumer Discretionary)..................................        4,225        300,827
                       France Telecom SA (Information Technology)+.................       31,097      1,741,702
                       Groupe Danone (Consumer Staples)............................        3,715      1,000,312
                       Havas SA (Industrial & Commercial)..........................        3,495        275,254
                       Imetal SA (Materials).......................................          772        108,387
                       L'Air Liquide SA (Materials)................................        3,558        701,134
                       L'Oreal (Consumer Staples)..................................        2,890      1,435,098
                       Lafarge SA (Materials)......................................        4,619        468,617
                       Lafarge SA new shares (Materials)+..........................          384         39,151
                       Lagardere Group S.C.A. (Industrial & Commercial)............        5,260        231,218
                       Legrand SA (Information Technology).........................        1,478        407,605
                       Moet Henessy Louis Vuitton (Consumer Staples)...............        4,160        872,606
                       Natexis (Finance)...........................................           83          6,090
                       Pathe SA (Information & Entertainment)......................          406         76,816
                       Pernod-Ricard (Consumer Staples)............................        3,266        242,043
                       Peugeot SA (Consumer Discretionary).........................        2,481        484,755
                       Pinault Printemps Redoute (Consumer Discretionary)..........        1,014        834,690
                       Promodes (Consumer Discretionary)...........................          903        439,803

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Rhone-Poulenc Rorer SA, Class A (Materials).................       15,756   $    874,309
                       Sagem SA (Industrial & Commercial)..........................          237        182,177
                       Sanofi SA (Healthcare)......................................        5,157        604,221
                       Schneider SA (Industrial & Commercial)+.....................        6,311        533,740
                       Simco SA registered (Real Estate)...........................        1,172        101,666
                       Societe BIC SA (Information Technology).....................        2,508        192,910
                       Societe Eurafrance SA (Finance).............................          191        112,691
                       Societe Generale d'Enterprises SA (Finance)+................        5,068      1,003,774
                       Societe Nationale Elf Aquitaine SA (Energy).................       11,936      1,657,833
                       Sodexho SA (Industrial & Commercial)........................        1,524        280,194
                       Suez Lyonnaise des Eaux (Multi-industry)....................        5,892      1,005,471
                       Thomson CSF (Industrial & Commercial).......................        5,801        234,638
                       Total SA, Class B (Energy)..................................       11,410      1,416,953
                       Usinor Sacilor (Materials)..................................       12,014        201,003
                       Valeo SA (Consumer Discretionary)...........................        3,149        296,847
                       Vivendi (Multi-industry)....................................        5,887      1,182,713
                                                                                                   -------------
                                                                                                     29,013,229
                                                                                                   -------------
                       GERMANY -- 8.9%
                       Adidas AG (Consumer Discretionary)..........................        1,921        339,142
                       Agiv AG (Multi-industry)....................................        1,336         37,439
                       Allianz AG (Finance)........................................        8,919      2,819,289
                       Allianz AG new shares (Finance)+............................          262         82,084
                       AMB Aachener Und Muenchner (Finance)........................           20          2,298
                       Bankgesellschaft Berlin AG (Finance)........................        1,050         25,658
                       BASF AG (Materials).........................................       23,217      1,076,108
                       Bayer AG (Multi-industry)...................................       28,378      1,356,673
                       Bayerische Hypotheken Und Wechselbank AG (Finance)..........       10,447        657,530
                       Bayerische Vereinsbank AG (Finance).........................       16,174      1,355,199
                       Beiersdorf AG (Healthcare)..................................        1,750        106,908
                       BHF-Bank AG (Finance).......................................          400         16,410
                       Bilfinger & Berger Bau AG (Consumer Discretionary)..........        2,255         85,941
                       Brau Und Brunnen AG (Consumer Staples)......................          334         39,685
                       CKAG Colonia Konzern AG (Finance)...........................        1,069        141,395
                       Commerzbank AG (Finance)....................................        2,100         85,095
                       Continental AG (Consumer Discretionary).....................        3,190         96,902
                       Daimler-Benz AG (Consumer Discretionary)....................       20,912      2,107,315
                       Degussa AG (Materials)......................................        3,808        243,089
                       Deutsche Bank AG (Finance)..................................       22,309      1,920,506
                       Deutsche Lufthansa AG (Information & Entertainment).........       14,147        353,625
                       Deutsche Telekom AG (Information Technology)................       85,969      2,305,516
                       Dresdner Bank AG (Finance)..................................       20,155      1,132,995
                       Heidelberg Zement AG (Materials)............................        2,128        213,486
                       Hochtief AG (Industrial & Commercial).......................        4,092        188,059
                       IKB Deutsche Industriebank AG (Finance).....................          400          8,474
                       Karstadt AG (Consumer Discretionary)........................          418        218,459
                       Klockner Humboldt Deutz AG (Industrial & Commercial)........        1,971         22,093
                       Linde AG (Industrial & Commercial)..........................          434        321,076
                       Manitoba AG (Industrial & Commercial).......................          551        219,257
                       Mannesmann AG (Industrial & Commercial).....................        1,470      1,437,663
                       Merck KGAA (Healthcare).....................................        7,295        282,519
                       Metro AG (Consumer Discretionary)...........................        8,960        570,969
                       Munchener Ruckversicherungs AG (Finance)....................        3,149      1,430,441
                       Preussag AG (Multi-industry)................................          735        268,172
                       RWE AG (Utilities)..........................................       13,830        734,034
                       SAP AG (Information Technology).............................        2,513      1,298,577
                       Schering AG (Healthcare)....................................        3,140        367,103
                       Siemens AG (Industrial & Commercial)........................       21,536      1,390,471
                       STRABAG AG (Industrial & Commercial)+.......................          167         14,601

---------------------
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
                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Thyssen AG (Industrial & Commercial)+.......................        1,353   $    352,610
                       VEBA AG (Utilities).........................................       20,277      1,331,912
                       Viag AG (Multi-industry)....................................        1,040        582,878
                       Volkswagen AG (Consumer Discretionary)......................        1,235      1,001,567
                                                                                                   -------------
                                                                                                     28,641,223
                                                                                                   -------------
                       HONG KONG -- 0.0%
                       Bank of East Asia Ltd. (Finance)............................           73             97
                       Cathay Pacific Airways Ltd. (Industrial & Commercial).......          600            410
                       Hang Lung Development Co., Ltd. (Real Estate)...............          300            310
                       Hong Kong & China Gas Co. Ltd. (Utilities)+.................          400            524
                       Hong Kong & Shanghai Hotels Ltd. (Information &
                         Entertainment)............................................          100             54
                       Hopewell Holdings Ltd. (Real Estate)........................          700             95
                       Hutchison Whampoa Ltd. (Multi-industry)+....................          400          2,091
                       New World Development Co., Ltd. (Real Estate)...............          800          1,889
                       Regal Hotels International Ltd. (Information &
                         Entertainment)............................................          300             39
                       Shangri-La Asia Ltd. (Information & Entertainment)..........          100             66
                       Sino Land Co., Ltd. (Real Estate)...........................        7,824          2,676
                       South China Morning Post Ltd. (Information &
                         Entertainment)............................................        1,400            795
                       Sun Hung Kai Properties Ltd. (Real Estate)+.................        1,738          8,388
                       Swire Pacific Ltd., Class A (Multi-industry)................          400          1,479
                       Television Broadcasting Ltd. (Information &
                         Entertainment)............................................          300            708
                       Varitronix International Ltd. (Industrial & Commercial).....          620          1,300
                                                                                                   -------------
                                                                                                         20,921
                                                                                                   -------------
                       IRELAND -- 0.1%
                       Allied Irish Banks PLC (Finance)............................       24,800        325,465
                                                                                                   -------------
                       ITALY -- 8.9%
                       Acciaierie & Ferriere Lombarde (Materials)..................       12,000         81,229
                       Assicurazione Generali SpA (Finance)........................       92,230      2,964,161
                       Banca Commerciale Italiana SpA (Finance)+...................      139,200        821,898
                       Banca Fideuram SpA (Finance)................................       10,000         62,600
                       Banca Intesa SpA (Finance)..................................        4,000         13,458
                       Banca Popolar di Milano (Finance)...........................        2,000         17,998
                       Banca Popolare di Bergamo Credito Varesino SpA (Finance)....        1,000         23,521
                       Banco Ambrosiano Veneto SpA (Finance).......................      144,900        903,358
                       Banco Di Napoli (Finance)...................................       20,000         31,229
                       Banco di Roma SpA (Finance).................................       40,000         82,480
                       Benetton Group SpA (Consumer Discretionary).................       16,178        352,916
                       Burgo (Cartiere) SpA (Materials)............................       14,700        129,942
                       Credito Italiano SpA (Finance)..............................      236,000      1,316,257
                       Edison SpA (Utilities)......................................       58,000        553,606
                       ENI SpA (Energy)............................................      687,000      4,857,457
                       Fiat SpA (Consumer Discretionary)...........................      289,720      1,296,983
                       Fiat SpA nonconvertible (Consumer Discretionary)............       64,870        171,584
                       Impreglio SpA (Industrial & Commercial).....................       25,000         26,308
                       Istituto Bancario San Paolotorino di Torino (Finance)+......       81,800      1,281,906
                       Istituto Mobiliare Italiano (Finance).......................       59,450      1,017,887
                       Istituto Nazionale Delle Asazioni SpA (Finance).............      365,700      1,138,912
                       Italcementi Fabbriche Riunicemento SpA (Materials)..........       20,550        213,390
                       Italcementi Fabbriche Riunicemento SpA nonconvertible
                         (Materials)...............................................       14,150         72,521
                       Italgas-Societa Italiana Per il Gas SpA (Utilities)+........       58,900        271,382
                       La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                         Discretionary)............................................       20,000        196,360
                       Magneti Marelli SpA (Industrial & Commercial)...............       42,500        108,184
                       Mediaset SpA (Information & Entertainment)..................      103,500        663,801
                       Mediobanca SpA (Finance)....................................       56,440        759,275
                       Montedison SpA (Multi-industry).............................      249,650        345,079
                       Montedison SpA nonconvertible (Multi-industry)..............       82,100         77,150

                                                           ---------------------
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
                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ITALY (continued)
                       Olivetti SpA (Information Technology)+......................      310,720   $    456,889
                       Parmalat Finanziaria SpA (Consumer Staples)+................      137,920        287,922
                       Pirelli SpA (Consumer Discretionary)........................      144,000        475,085
                       Reno De Medici SpA (Materials)..............................        1,300          4,696
                       Riunione Adriatica de Sicur Ras SpA (Finance)...............       25,750        407,928
                       Riunione Adriatica de Sicur Ras SpA nonconvertible
                         (Finance).................................................          165          1,714
                       S.A.I Societa Assicuratrice Industriale SpA (Finance).......       11,950        154,983
                       Sirti SpA (Consumer Discretionary)..........................       26,600        165,304
                       SNIA BPD SpA (Multi-industry)...............................       63,000         86,007
                       Telecom Italia Mobile SpA (Information Technology)..........      567,900      3,357,975
                       Telecom Italia Mobile SpA RNC (Information Technology)......      135,000        489,932
                       Telecom Italia SpA (Information Technology).................      313,055      2,365,720
                       Telecom Italia SpA nonconvertible (Information
                         Technology)...............................................       74,709        402,868
                                                                                                   -------------
                                                                                                     28,509,855
                                                                                                   -------------
                       JAPAN -- 8.7%
                       Ajinomoto Co., Inc. (Consumer Staples)......................       28,000        235,541
                       Aoki Corp. (Industrial & Commercial)........................       29,400         16,346
                       Asahi Bank Ltd. (Finance)...................................       21,000         79,002
                       Asahi Breweries Ltd. (Consumer Staples).....................       17,400        218,615
                       Asahi Chemical Industry Co., Inc. (Materials)...............       52,000        179,854
                       Asahi Glass Co., Ltd. (Materials)...........................       48,200        260,334
                       Bank of Tokyo-Mitsubishi Ltd. (Finance)+....................       88,400        909,596
                       Bank of Yokohama Ltd. (Finance).............................       15,000         36,609
                       Bridgestone Corp. (Industrial & Commercial).................       17,400        397,025
                       Canon, Inc. (Information Technology)........................       21,200        505,163
                       Casio Computer Co., Ltd. (Information Technology)...........       11,600        108,051
                       Chiba Bank Ltd. (Finance)...................................       16,000         56,957
                       Chugai Pharmaceutical Co., Ltd. (Healthcare)................       17,400        100,513
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....       21,400        352,314
                       Daiei, Inc. (Consumer Discretionary)........................       19,200         54,069
                       Daikin Industries Ltd. (Industrial & Commercial)............       17,400        103,905
                       Daiwa House Industry Co., Ltd. (Consumer Discretionary).....       17,400        135,567
                       Daiwa Securities Co., Ltd. (Finance)........................       17,000         64,691
                       East Japan Railway Co. (Industrial & Commercial)............          102        484,627
                       Ebara Corp. (Industrial & Commercial).......................       11,600        103,947
                       Fanuc Ltd. (Information Technology).........................        7,600        279,876
                       Fuji Bank Ltd. (Finance)....................................       25,000        122,753
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       11,600        392,837
                       Fujitsu Ltd. (Information Technology).......................       43,400        498,274
                       Furukawa Electric Co., Ltd. (Industrial & Commercial).......       13,600         43,209
                       Hankyu Corp. (Industrial & Commercial)......................       22,000         91,501
                       Hazama-Gumi Ltd. (Consumer Discretionary)...................       17,300         10,118
                       Hitachi Ltd. (Information Technology)+......................       85,800        565,639
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............       21,000        715,720
                       Ito-Yokado Co., Ltd. (Consumer Discretionary)...............       11,600        577,948
                       Japan Airlines Co., Ltd. (Information & Entertainment)......       53,100        136,115
                       Japan Energy Corp. (Energy).................................       41,400         42,150
                       Joyo Bank Ltd. (Finance)....................................        9,000         31,973
                       Jusco Co., Ltd. (Consumer Discretionary)....................        8,800        153,137
                       Kajima Corp. (Industrial & Commercial)......................       33,800         90,791
                       Kansai Electric Power Co., Inc. (Utilities).................       23,000        366,200
                       KAO Corp. (Consumer Staples)................................       23,800        355,737
                       Kawasaki Steel Corp. (Materials)............................       28,000         44,884
                       Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)....       39,500        189,956
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................       34,800        323,902
                       Komatsu Ltd. (Industrial & Commercial)......................       33,800        141,555
                       Kubota Ltd. (Industrial & Commercial).......................       49,000        118,528
                       Kumagai Gumi Co., Ltd. (Industrial & Commercial)............       52,800         34,313

---------------------
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
                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Kyocera Corp. (Information Technology)......................        5,100   $    248,942
                       Kyowa Hakko Kogyo Co., Ltd. (Materials).....................       17,400         68,726
                       Long-Term Credit Bank of Japan Ltd. (Finance)...............       28,000         40,638
                       Marubeni Corp. (Consumer Discretionary).....................       46,200         93,407
                       Marui Co., Ltd. (Consumer Discretionary)....................        4,800         73,652
                       Matsushita Electric Industrial Co., Ltd. (Information
                         Technology)+..............................................       49,000        767,781
                       Mitsubishi Chemical Corp. (Materials).......................       52,000         93,119
                       Mitsubishi Corp. (Consumer Discretionary)...................       46,000        277,681
                       Mitsubishi Electric Corp. (Information Technology)..........       61,800        146,367
                       Mitsubishi Estate Co., Ltd. (Real Estate)...................       16,000        140,602
                       Mitsubishi Heavy Industries Ltd. (Industrial &
                         Commercial)...............................................       94,400        328,549
                       Mitsubishi Materials Corp. (Materials)......................       34,600         67,456
                       Mitsubishi Trust & Banking Corp. (Finance)..................       25,800        229,143
                       Mitsui & Co., Ltd. (Multi-industry).........................       47,600        244,032
                       Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                         Commercial)...............................................       33,800         26,359
                       Mitsui Fudosan Co., Ltd. (Real Estate)......................       11,000         89,039
                       Mitsukoshi Ltd. (Consumer Discretionary)....................       17,200         43,841
                       Murata Manufacturing Co., Ltd. (Information Technology).....        6,800        196,895
                       Mycal Corp. (Consumer Discretionary)........................       11,600         70,191
                       NEC Corp. (Information Technology)..........................       30,800        313,582
                       NGK Insulators Ltd. (Industrial & Commercial)...............       17,400        156,800
                       Nippon Denso Co., Ltd. (Industrial & Commercial)............       21,200        359,737
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........       14,400         79,128
                       Nippon Fire & Marine Insurance Co., Ltd. (Finance)..........       17,400         66,590
                       Nippon Light Metal Co., Ltd. (Materials)....................       16,400         18,829
                       Nippon Meat Packers, Inc. (Consumer Staples)................       17,400        224,269
                       Nippon Oil Co., Ltd. (Energy)...............................       49,200        152,762
                       Nippon Steel Corp. (Materials)..............................      191,000        324,103
                       Nippon Telegraph & Telephone Corp. (Utilities)..............          259      2,131,995
                       Nippon Yusen Kabushiki Kaish (Industrial & Commercial)......       49,000        169,478
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............       61,600        186,815
                       NKK Corp. (Materials).......................................      102,200         87,079
                       Nomura Securities Co., Ltd. (Finance).......................       17,000        185,356
                       Odakyu Electric Railway Co., Ltd. (Industrial &
                         Commercial)...............................................       20,000         65,131
                       Oji Paper Co., Ltd. (Materials)+............................       34,800        147,000
                       Osaka Gas Co., Ltd. (Utilities).............................       75,200        162,357
                       Penta-Ocean Construction Co., Ltd. (Industrial &
                         Commercial)...............................................       17,400         36,436
                       Pioneer Electronic Corp. (Industrial & Commercial)..........        5,600        109,178
                       Rohm Co., Ltd. (Information Technology).....................        2,800        291,140
                       Sakura Bank Ltd. (Finance)..................................       63,400        188,154
                       Sankyo Co., Ltd. (Healthcare)...............................       14,600        352,112
                       Sanwa Bank Ltd. (Finance)...................................       37,000        324,341
                       Sanyo Electric Co., Ltd. (Information Technology)...........       49,000        140,465
                       Secom Co., Ltd. (Industrial & Commercial)...................        5,000        284,136
                       Sega Enterprises Ltd. (Information & Entertainment).........        3,400         64,077
                       Sekisui House Ltd. (Consumer Discretionary).................       17,400        128,782
                       Sharp Corp. (Information Technology)........................       31,800        239,493
                       Shimano, Inc. (Information & Entertainment).................        5,800        135,273
                       Shimizu Corp. (Consumer Discretionary)......................       25,000         68,597
                       Shin-Etsu Chemical Co. Ltd. (Materials).....................        8,000        148,747
                       Shiseido Co., Ltd. (Healthcare).............................        7,600         88,353
                       Shizuoka Bank Ltd. (Finance)................................       10,000        108,167
                       Showa Denko KK (Materials)..................................       33,800         34,657
                       Sony Corp. (Information Technology).........................        8,100        684,309
                       Sumitomo Chemical Co., Ltd. (Materials).....................       65,400        176,144
                       Sumitomo Corp. (Consumer Discretionary).....................       34,400        182,072
                       Sumitomo Electric Industries Ltd. (Industrial &
                         Commercial)...............................................       25,200        263,300
                       Sumitomo Forestry Co., Ltd. (Materials).....................       10,800         60,516
                       Sumitomo Metal Industries Ltd. (Materials)..................       62,800         97,494

                                                           ---------------------
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
                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Sumitomo Metal Mining Co., Ltd. (Materials).................       17,400   $     73,877
                       Sumitomo Osaka Cement Co., Ltd. (Materials).................       17,200         22,480
                       Sumitomo Trust & Banking Co., Ltd. (Finance)................       26,000        243,122
                       Taisei Corp. (Consumer Discretionary).......................       34,800         67,846
                       Taisho Pharmaceutical Co., Ltd. (Healthcare)................       11,600        223,222
                       Taiyo Yuden Co., Ltd. (Information Technology)..............       21,000        247,166
                       Takeda Chemical Industries Ltd. (Healthcare)................       21,200        548,025
                       Teijin Ltd. (Consumer Discretionary)........................       34,800        105,036
                       Tobu Railway Co., Ltd. (Industrial & Commercial)............       23,200         65,836
                       Tohoku Electric Power Co., Inc. (Utilities).................       12,000        162,467
                       Tokyo Corp. (Industrial & Commercial).......................       28,000         91,992
                       Tokyo Electric Power Co., Inc. (Utilities)..................       30,300        579,789
                       Tokyo Electron Ltd. (Information Technology)................        3,100         98,491
                       Tokyo Gas Co., Ltd. (Utilities).............................       69,400        143,821
                       Tokyo Marine & Fire Insurance Co., Ltd. (Finance)...........       52,000        492,628
                       Toppan Printing Co., Ltd. (Information & Entertainment).....       23,200        253,292
                       Toray Industries, Inc. (Materials)..........................       51,100        254,596
                       Toto Ltd. (Materials).......................................       17,200        113,764
                       Toyobo Co., Ltd. (Consumer Discretionary)...................       34,800         47,241
                       Toyota Motor Corp. (Consumer Discretionary).................       71,200      1,763,420
                       Ube Industries Ltd. (Materials).............................       33,800         42,955
                       Yokogawa Electric Corp. (Information Technology)............       19,000         98,231
                                                                                                   -------------
                                                                                                     27,752,513
                                                                                                   -------------
                       NETHERLANDS -- 4.7%
                       ABN Amro Holdings NV (Finance)..............................       56,272      1,362,694
                       Akzo Nobel NV (Materials)+..................................        2,875        600,719
                       Elsevier NV (Information & Entertainment)...................       21,000        326,844
                       Getronics NV (Information Technology)+......................        3,110        154,646
                       Heineken NV (Consumer Staples)..............................       11,875        456,447
                       ING Groep NV (Finance)......................................       39,358      2,702,737
                       KLM Royal Dutch Air Lines NV (Information &
                         Entertainment)............................................        2,724        107,819
                       Koninklijke Ahold NV (Consumer Discretionary)...............       18,301        577,864
                       Koninklijke KNP BT NV (Materials)...........................        3,775        109,812
                       Koninklijke Nedlloyd Groep NV (Industrial & Commercial).....          850         18,809
                       Koninklijke PTT Nederland NV (Information Technology).......       16,799        938,916
                       Oce-Van Der Grinten NV (Information Technology)+............        3,312        139,163
                       Philips Electronics NV (Information Technology).............       12,350      1,173,559
                       Royal Dutch Petroleum Co. (Energy)..........................       75,600      4,308,078
                       Stork NV (Industrial & Commercial)..........................        1,588         57,643
                       Unilever NV PLC (Consumer Staples)..........................       22,600      1,795,818
                       Wolters Kluwer NV (Information & Entertainment)+............        2,468        346,690
                                                                                                   -------------
                                                                                                     15,178,258
                                                                                                   -------------
                       NORWAY -- 0.1%
                       Christiania Bank Og Kreditkasse (Finance)+..................       33,900        145,320
                       Den Norske Bank ASA (Finance)...............................       39,500        212,312
                       NCL Holdings ASA, Class A (Information & Entertainment)+....           22            105
                                                                                                   -------------
                                                                                                        357,737
                                                                                                   -------------
                       PORTUGAL -- 1.6%
                       Banco Commercial Portugues SA (Finance).....................       20,700        685,429
                       Banco Commercial Portugues SA new shares (Finance)+.........        3,223        106,721
                       Banco Espirito Santo e Comercial de Lisboa (Finance)+.......       10,600        373,104
                       Banco Totta & Acores SA (Finance)...........................        7,600        281,281
                       BPI-SGPS SA (Finance)+......................................       10,000        405,146
                       Cimpor-Cimentos de Portugal SGPS SA (Industrial &
                         Commercial)...............................................        8,600        329,357
                       CIN-Corparacao Industrial de Norte SA (Materials)...........          400         30,441
                       Companhia de Seguros Tranquilidade (Finance)................          800         26,718
                       Corticeira Amorim SA (Materials)............................        1,900         41,193

---------------------
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
                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       PORTUGAL (continued)
                       Electricidad de Portugal SA (Utilities).....................       38,000   $    998,631
                       Engil SGPS (Industrial & Commercial)........................          700          8,083
                       INAPA-Investimentos Participacoes e Gestao SA (Materials)...        1,400         17,928
                       Jeronimo Martins SGPS SA (Consumer Staples).................       10,900        492,037
                       Portucel Industrial-Empresa Produtora de Celulose SA
                         (Materials)...............................................        9,300         80,551
                       Portugal Telecom SA (Information Technology)................       19,500      1,024,911
                       Soares Da Costa (Consumer Discretionary)....................        1,200         11,136
                       Sonae Investimentos-Sociedade Gestora de Participacoes
                         Sociais SA
                         (Industrial & Commercial).................................        4,300        247,194
                       UNICER Uniao Cervejeira SA (Consumer Staples)...............        1,200         27,456
                                                                                                   -------------
                                                                                                      5,187,317
                                                                                                   -------------
                       SINGAPORE -- 0.0%
                       Asia Foods & Properties Ltd. (Consumer Staples)+............       22,666          4,307
                       Fraser & Neave Ltd. (Consumer Staples)......................          800          2,723
                       Inchcape Marketing Services Ltd. (Multi-industry)+..........        8,000          1,983
                       Overseas Chinese Banking Corp. Ltd. (Finance)...............          534          2,121
                       Robinson & Co., Ltd. (Consumer Discretionary)...............          400          1,218
                       Shangri-La Hotel Ltd. (Information & Entertainment).........          400            480
                       Singapore Press Holdings Ltd. (Information &
                         Entertainment)............................................        1,020          8,345
                                                                                                   -------------
                                                                                                         21,177
                                                                                                   -------------
                       SPAIN -- 6.4%
                       Acerinox SA (Materials).....................................        1,387        206,380
                       Autopistas Concesionaria Espana SA (Industrial &
                         Commercial)...............................................       21,486        346,640
                       Banco Bilbao Vizcaya SA (Finance)...........................       63,250      3,176,064
                       Banco Central Hispanoamericano SA (Finance).................       34,500      1,130,270
                       Banco de Santander SA (Finance).............................       44,550      2,242,933
                       Banco Espanol de Credito SA (Finance).......................        3,800         47,766
                       Banco Popular Espanol SA (Finance)..........................          600         47,588
                       Bankinter SA (Finance)......................................          200         13,131
                       Corporacion Bancaria de Espana SA (Finance).................       11,550        983,903
                       Corporacion Financiera Alba SA (Multi-industry).............        1,325        159,997
                       Corporacion Mapfre SA (Finance).............................        5,336        205,975
                       Dragados & Construcciones SA (Consumer Discretionary).......        5,350        166,625
                       Ebro Agricolas, Compania de Alimentacion SA (Consumer
                         Staples)..................................................        4,050        104,223
                       Empresa Nacional Celulos SA (Materials).....................        1,375         29,215
                       Endesa SA (Utilities).......................................       89,900      2,153,329
                       Ercros SA (Materials).......................................       14,800         20,313
                       Fomento de Construcciones y Contratas SA (Consumer
                         Discretionary)............................................        5,400        273,296
                       Gas Natural SDG, SA (Utilities).............................       13,400        916,028
                       General de Aguas de Barcelona SA (Utilities)................        4,043        224,092
                       Iberdrola SA (Utilities)....................................       77,800      1,283,405
                       Inmobiliaria Metropolitana Vasco Central SA (Real Estate)...        2,712        161,235
                       Mapfre Vida de Seguro SA(Finance)...........................           26          1,269
                       Portland Valderrivas SA (Materials).........................           75          9,477
                       Repsol SA (Energy)..........................................       25,500      1,416,760
                       Sociedad General de Aguas de Barcelona SA (Industrial &
                         Commercial)...............................................           39          2,136
                       Tabacalera SA, Class A (Consumer Staples)...................       13,500        290,845
                       Telefonica de Espana SA (Utilities).........................       89,345      3,991,195
                       Union Electrica Fenosa SA (Utilities).......................       26,800        332,458
                       Uralita SA (Materials)......................................        5,400         74,114
                       Vallehermoso SA (Real Estate)...............................        3,983        152,960
                       Viscofan Industria Navarra De Envolturas Celulsicas SA
                         (Materials)...............................................        1,400         64,665
                       Zardoya Otis SA (Industrial & Commercial)...................        6,625        236,061
                                                                                                   -------------
                                                                                                     20,464,348
                                                                                                   -------------
                       SWEDEN -- 3.8%
                       ABB AB, Class A (Industrial & Commercial)...................       34,700        560,085
                       ABB AB, Class B (Industrial & Commercial)...................       14,400        230,590

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       AGA, Series A (Materials)...................................        8,500   $    138,281
                       AGA, Series B (Materials)...................................           50            801
                       Astra AB, Class A (Healthcare)..............................       69,266      1,391,984
                       Astra AB, Class B (Healthcare)..............................       16,700        324,952
                       Atlas Copco AB, Class A (Industrial & Commercial)...........        6,850        198,404
                       Atlas Copco AB, Class B (Industrial & Commercial)...........        3,600        106,338
                       Electrolux AB, Series B (Consumer Discretionary)............        4,000        398,096
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................       98,400      2,806,119
                       Esselte AB, Class B (Information Technology)................        1,500         35,216
                       Fastighetspartner NF AB (Real Estate)+......................       15,400         14,835
                       Granges AB (Materials)+.....................................           50            925
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......       10,700        600,717
                       NetCom Systems AB, Class B (Information Technology)+........        5,900        225,843
                       Nordbanken Holdings AB (Finance)+...........................       19,700        139,506
                       Sandvik AB, Class A (Materials).............................       10,200        309,099
                       Sandvik AB, Class B (Materials).............................        4,200        127,008
                       Scanem AB, Class A (Industrial & Commercial)................           50          2,137
                       Securitas AB, Series B (Industrial & Commercial)............        3,736        142,770
                       Skandia Forsakrings AB (Finance)............................       28,000        409,069
                       Skandinaviska Enskilda Banken, Series A (Finance)...........       40,400        672,706
                       Skanska AB, Series B (Industrial & Commercial)..............        6,600        311,587
                       SKF AB, Series B (Materials)+...............................        5,000        106,542
                       Sparbanken Sverige AB, Series A (Finance)+..................       23,100        694,123
                       Stora Kopparbergs Bergslags Aktiebolag, Class A
                         (Materials)...............................................       17,050        276,288
                       Svenska Cellulosa AB, Class B (Materials)...................       13,000        358,287
                       Svenska Handelsbanken, Series A (Finance)+..................       15,000        631,595
                       Svenska Handelsbanken, Series B (Finance)...................          400         15,898
                       Svenskt Stal AB (SSAB), Series A (Materials)................        5,700        110,912
                       Trelleborg AB, Class B (Multi-industry).....................        7,200        101,974
                       Volvo AB, Class A (Consumer Discretionary)..................        1,000         31,580
                       Volvo AB, Class B (Consumer Discretionary)..................       21,300        680,802
                       WM-Data AB, Class B (Information Technology)................        4,000        140,099
                                                                                                   -------------
                                                                                                     12,295,168
                                                                                                   -------------
                       SWITZERLAND -- 7.7%
                       ABB AG (Industrial & Commercial)............................          440        745,461
                       Adecco SA (Industrial & Commercial).........................          835        343,807
                       Alusuisse-Lonza Holdings AG (Multi-industry)................          260        349,241
                       Banque Cantonale Vaudoise (Finance).........................           20          8,545
                       CS Holding AG (Finance)+....................................       12,450      2,739,588
                       Gebrueder Sulzer AG (Industrial & Commercial)+..............          180        153,939
                       Georg Fisher AG, Series B (Consumer Staples)................          175         76,780
                       Gotthard Bank (Finance).....................................           40         30,294
                       Holderbank Financiere Glarus AG (Materials).................          315        402,707
                       Nestle SA (Consumer Staples)+...............................        1,775      3,801,603
                       Novartis AG (Healthcare)....................................        2,885      4,883,955
                       Roche Holdings AG (Healthcare)..............................           73      1,207,222
                       Roche Holdings AG Gerusscheine NPV (Healthcare).............          312      3,208,451
                       Sairgroup (Information & Entertainment).....................          750        229,328
                       Schweizerische BankGesellschaft (Finance)...................        1,100        369,760
                       Schweizerische BankGesellschaft (Finance)+..................          940      1,579,885
                       Schweizerische Rueckversicherungs-Gesellschaft (Consumer
                         Discretionary)+...........................................          655      1,508,954
                       SGS Societe Generale de Surveillance Holding SA, Series B
                         (Industrial & Commercial).................................           80        155,248
                       SMH AG (Consumer Discretionary)+............................          235        202,562

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Swiss Bank Corp. (Finance)+.................................        3,580   $  1,292,811
                       Valora Holdings AG (Industrial & Commercial)................          295         80,147
                       Vontobel Holdings AG (Finance)..............................           20         28,350
                       Zuerich Versicherungs-Gesellschaft (Finance)+...............        2,135      1,333,024
                                                                                                   -------------
                                                                                                     24,731,662
                                                                                                   -------------
                       THAILAND -- 0.0%
                       Advance Agro PCL (Materials)+...............................          660            564
                       CMIC Finance & Security PCL (Finance)(1)....................        6,700              0
                       Finance One PCL (Finance)(1)................................       37,700              0
                       General Finance & Securities PCL (Finance)(1)...............        7,650              0
                       Land & House PCL alien shares (Real Estate)+................       34,119         12,037
                       TPI Polene PCL (Materials)..................................       51,400          4,454
                       Univest Land PCL (Real Estate)(1)...........................       22,500              0
                                                                                                   -------------
                                                                                                         17,055
                                                                                                   -------------
                       UNITED KINGDOM -- 22.6%
                       Abbey National PLC (Finance)................................       77,650      1,386,206
                       Arjo Wiggins Appleton PLC (Materials).......................       38,825        156,078
                       Associated British Foods PLC (Consumer Staples).............       27,750        253,815
                       B.A.T. Industries PLC (Multi-industry)......................      172,061      1,549,866
                       Bank of Scotland (Finance)..................................        2,600         30,087
                       Barclays PLC (Finance)......................................       97,445      2,600,626
                       Bass PLC (Consumer Staples)+................................       54,463      1,000,738
                       Bass PLC, Class B (Finance).................................        2,300          3,268
                       BG PLC (Utilities)..........................................      215,535      1,111,546
                       BICC Group PLC (Industrial & Commercial)....................       38,843        104,680
                       Blue Circle Industries PLC (Materials)......................       72,100        462,801
                       BOC Group PLC (Materials)...................................       38,795        614,630
                       Boots Co. PLC (Consumer Discretionary)......................       61,000        915,612
                       BPB Industries PLC (Materials)..............................       38,825        276,639
                       British Aerospace PLC (Industrial & Commercial).............      110,952        984,014
                       British Airways PLC (Information & Entertainment)...........       66,604        705,467
                       British Petroleum Co. PLC (Energy)..........................      320,654      4,708,283
                       British Sky Broadcasting Group PLC (Information &
                         Entertainment)............................................       88,725        624,582
                       British Steel PLC (Materials)...............................      110,975        274,602
                       British Telecommunications PLC (Information Technology).....      321,750      3,358,038
                       BTR Ltd. PLC (Multi-industry)...............................      189,293        623,755
                       Burmah Castrol PLC (Energy).................................       16,629        331,626
                       Cable & Wireless PLC (Information Technology)...............      138,715      1,571,217
                       Cadbury Schweppes PLC (Consumer Staples)....................       60,996        932,987
                       Caradon PLC (Materials).....................................       44,420        145,828
                       Centrica PLC (Utilities)+...................................      244,100        396,695
                       Coats Viyella PLC (Consumer Discretionary)..................       49,895         74,974
                       Commercial Union PLC (Finance)+.............................       38,848        706,204
                       Courtaulds PLC (Materials)..................................       27,750        211,664
                       De La Rue PLC (Information & Entertainment).................        5,569         26,560
                       Diageo PLC (Consumer Staples)...............................      175,209      1,981,721
                       Diageo PLC, Class B (Consumer Staples)......................       20,732        169,308
                       Elementis PLC (Multi-industry)..............................       43,290        123,735
                       Emi Group PLC (Information & Entertainment).................       28,048        237,300
                       General Electric Co. PLC (Multi-industry)...................      160,975      1,319,862
                       GKN PLC (Consumer Discretionary)............................       66,550        991,309
                       Glaxo Wellcome PLC (Healthcare)@............................      170,650      4,593,352
                       Granada Group PLC (Information & Entertainment).............       38,831        728,727
                       Great Universal Stores PLC (Consumer Discretionary).........       66,575        946,556
                       Guardian Royal Exchange PLC (Finance).......................       42,296        266,312
                       Hanson PLC (Multi-industry).................................       33,272        195,771
                       HSBC Holdings PLC (Finance).................................      125,818      3,109,195
                       HSBC Holdings PLC (75 P) (Finance)..........................        1,800         47,039

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Imperial Chemical Industries PLC (Materials)................       49,900   $    946,235
                       Ladbroke Group PLC (Information & Entertainment)............       66,546        376,066
                       Land Securities PLC (Real Estate)...........................       44,400        696,903
                       LASMO PLC (Energy)..........................................       44,400        210,304
                       Legal & General Group Ltd. PLC (Finance)....................       66,575        736,150
                       Lloyds TSB Group Ltd. PLC (Finance).........................      316,524      4,598,528
                       Lonrho Arfica PLC (Multi-industry)+.........................       11,101         13,417
                       Lonrho PLC (Multi-industry).................................       11,101         54,394
                       Marks & Spencer PLC (Consumer Discretionary)................      194,200      1,731,841
                       MEPC PLC (Real Estate)......................................       33,325        299,364
                       National Power PLC (Utilities)..............................       77,650        722,907
                       National Westminster Bank PLC (Finance).....................        3,600         65,796
                       Peninsular & Oriental Steam PLC (Industrial & Commercial)...       45,141        621,903
                       Pilkington PLC (Materials)..................................       83,214        198,434
                       Prudential Corp. PLC (Finance)..............................      110,910      1,474,556
                       Rank Group PLC (Information & Entertainment)................       51,690        301,398
                       Reed International PLC (Information & Entertainment)........       77,650        719,737
                       Reuters Group PLC (Information & Entertainment).............       81,726        937,719
                       Rexam PLC (Materials).......................................       33,325        169,004
                       Rio Tinto PLC (Materials)+..................................       66,598        832,669
                       RMC Group PLC (Materials)...................................       16,650        314,096
                       Royal & Sun Alliance Insurance Group PLC (Finance)..........       77,631        823,532
                       Royal Bank of Scotland Group PLC (Finance)..................       29,551        499,067
                       Safeway PLC (Consumer Discretionary)+.......................       49,952        303,706
                       Sainsbury (J.) PLC (Consumer Discretionary)+................       88,772        702,483
                       Schroder PLC (Finance)......................................       16,612        487,840
                       Scottish Power PLC (Utilities)..............................       55,503        501,312
                       Sears PLC (Consumer Discretionary)..........................      110,975        116,910
                       Sedgwick Group PLC (Finance)................................       33,271         80,426
                       Slough Estates PLC (Real Estate)............................       27,750        172,232
                       SmithKline Beecham PLC (Healthcare).........................      282,683      3,063,422
                       Southern Electric PLC (Utilities)...........................       27,771        240,173
                       Standard Chartered PLC (Finance)............................        2,000         24,924
                       Tarmac PLC (Consumer Discretionary).........................       77,637        158,823
                       Taylor Woodrow PLC (Industrial & Commercial)................       44,379        165,264
                       Tesco PLC (Consumer Staples)................................      105,405        926,211
                       Thames Water PLC (Industrial & Commercial)..................       38,861        631,226
                       Thorn PLC (Consumer Discretionary)..........................       27,750         92,461
                       TI Group PLC (Multi-industry)...............................       27,771        268,068
                       Unilever NV PLC (Consumer Staples)..........................      161,125      1,769,789
                       United Utilities PLC (Utilities)............................       38,847        526,625
                       Vodafone Group PLC (Information Technology).................      183,157      2,013,283
                       Zeneca Group PLC (Healthcare)...............................       49,900      2,028,578
                                                                                                   -------------
                                                                                                     72,471,051
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $208,834,202)......................                 270,846,881
                                                                                                   -------------

                                         PREFERRED STOCK -- 0.7%
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.0%
                       News Corp., Ltd. 5.00% (Information & Entertainment)........       32,116        173,975
                                                                                                   -------------
                       AUSTRIA -- 0.1%
                       Bank Austria AG (Finance)...................................        1,200        106,957
                       Bank Austria AG 1.29% (Finance).............................          900         80,792
                       Bau Holdings AG (Consumer Discretionary)....................          100          4,819
                                                                                                   -------------
                                                                                                        192,568
                                                                                                   -------------

---------------------

                                       PREFERRED STOCK (CONTINUED)                     SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       GERMANY -- 0.4%
                       RWE AG 3.19% non-voting (Utilities).........................        9,220   $    372,056
                       SAP AG 0.37% non-voting (Information Technology)............        1,744        967,667
                       Volkswagen AG (Consumer Discretionary)......................          400        240,549
                                                                                                   -------------
                                                                                                      1,580,272
                                                                                                   -------------
                       ITALY -- 0.1%
                       Fiat SpA 2.49% (Consumer Discretionary).....................       98,850        265,118
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $1,078,366).....................                   2,211,933
                                                                                                   -------------
                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                     (DENOMINATED
                                                                                     IN
                                                                                        LOCAL
                                          BONDS & NOTES -- 0.0%                       CURRENCY)
                       -----------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         4.50% 2001 (Consumer Discretionary).......................       43,400         15,753
                       Simco SA 3.25% 2006 (Real Estate)...........................          479         47,956
                       Sodexho SA 6.00% 2004 (Industrial & Commercial).............       30,000          5,205
                                                                                                   -------------
                                                                                                         68,914
                                                                                                   -------------
                       ITALY -- 0.0%
                       La Rinascente Per L'Esercizio Grandi Magazzini SpA 4.50%
                         2000 (Consumer Discretionary).............................   16,000,000          9,037
                                                                                                   -------------
                       PORTUGAL -- 0.0%
                       Jeronimo Martins SGPS SA zero coupon 2004 (Consumer
                         Staples)..................................................    1,746,000          9,970
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $81,041)..........................                      87,921
                                                                                                   -------------
                                             RIGHTS -- 0.1%+                           RIGHTS
                       -----------------------------------------------------------------------------------------
                       ITALY -- 0.0%
                       Magneti Marelli SpA 6/02/98 (Industrial & Commercial).......       42,500          14,795
                                                                                                   -------------
                       NETHERLANDS -- 0.0%
                       Koninlijke Ahold NV 5/13/98 (Consumer Discretionary)........       18,301         11,557
                                                                                                   -------------
                       PORTUGAL -- 0.1%
                       Banco Espirito Santo e Commercial de Lisboa SA 6/23/98
                         (Finance).................................................       10,600         74,621
                       Banco Espirito Santo e Commercial de Lisboa SA 6/08/98
                         (Finance).................................................       10,600         13,994
                                                                                                   -------------
                                                                                                         88,615
                                                                                                   -------------
                       TOTAL RIGHTS (cost $7,179)..................................                     114,967
                                                                                                   -------------

                                                           ---------------------

                                                 WARRANTS                             WARRANTS         VALUE
                       -----------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Sodexho SA 6/07/04 (Industrial & Commercial)................            6   $      2,126
                       Vivendi 5/02/01 (Multi-industry)............................        4,504          7,829
                                                                                                   -------------
                                                                                                          9,955
                                                                                                   -------------
                       HONG KONG -- 0.0%
                       Hong Kong & China Gas 9/30/99 (Utilities)...................       11,700            876
                       Hong Kong & Shanghai Hotels Ltd. 12/10/98 (Information &
                         Entertainment)............................................        5,666              7
                       Hysan Development Co., Ltd. 4/30/99 (Real Estate)(1)........        6,500              0
                       Oriental Press Group 10/02/98 (Information &
                         Entertainment)............................................        5,600              7
                                                                                                   -------------
                                                                                                            890
                                                                                                   -------------
                       ITALY -- 0.0%
                       La Rinascente 11/30/99 (Finance)............................        2,650          5,668
                       Mediobanca SpA 12/31/99 (Finance)...........................        2,000          2,389
                       Mediobanca SpA 12/20/00 (Finance)(1)........................        8,740              0
                                                                                                   -------------
                                                                                                          8,057
                                                                                                   -------------
                       SINGAPORE -- 0.0%
                       Asia Food & Properties Ltd. 12/07/02 (Consumer Staples).....        1,700            136
                       Straits Steamship Land Ltd. 12/12/00 (Multi-industry).......        4,750            695
                                                                                                   -------------
                                                                                                            831
                                                                                                   -------------
                       TOTAL WARRANTS (cost $2,675)................................                      19,733
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $210,003,462).............                 273,281,435
                                                                                                   -------------

                                                                                      PRINCIPAL
                                      REPURCHASE AGREEMENT -- 14.4%                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 14.4%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 5.00%, dated 5/29/98, to be repurchased
                         6/01/98 in the amount of $46,269,270 and collateralized by
                         $39,930,000 of U.S. Treasury Notes, bearing interest at
                         7.50%, due 11/15/16 and having an approximate aggregate
                         value of $47,175,178 (cost $46,250,000)@..................  $46,250,000     46,250,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $256,253,462)                             99.6%                      319,531,435
                       Other assets less liabilities --                       0.4                     1,361,253
                                                                             ------                -------------
                       NET ASSETS --                                  100.0%                       $320,892,688
                                                                             ------                =============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              (1) Fair valued security; see Note 2

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                       OPEN FUTURES CONTRACTS
                       --------------------------------------------------------------------------------------------------------
                                                                                                    VALUE AS OF
                       NUMBER OF                                         EXPIRATION    VALUE AT       MAY 31,
                       CONTRACTS              DESCRIPTION                  DATE       TRADE DATE       1998         UNREALIZED
                                                                                                                   APPRECIATION

                       --------------------------------------------------------------------------------------------------------
                       16 Long     DTB DAX Index.....................    June 1998    $4,839,736    $4,990,797      $151,061
                       37 Long     CAC 40 Index......................    June 1998     4,692,472     4,981,840       289,368
                                                                                                                    ---------
                                                                                                                    $440,429
                                                                                                                    =========

              -----------------------------

              FRF -- French Franc

              ITL -- Italian Lira

---------------------

                                      OPEN FORWARD FOREIGN CURRENCY CONTRACT
                       --------------------------------------------------------------------

                            CONTRACT                IN           DELIVERY  GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR        DATE      APPRECIATION
                       --------------------------------------------------------------------
                       DEM      3,213,000   USD      1,819,881   08/14/98    $   11,166
                       *HKD    23,796,447   USD      3,063,000   08/12/98        12,571
                       *USD     2,952,856   ITL  5,228,475,200   07/15/98        22,411
                       JPY    499,971,150   USD      4,011,000   06/03/98       398,357
                       JPY    116,334,000   USD        889,404   06/09/98        48,115
                       JPY    788,232,600   USD      6,201,673   06/30/98       484,827
                       *JPY   638,133,000   USD      4,882,986   08/19/98       220,408
                       JPY    582,844,675   USD      4,360,521   08/26/98        97,700
                       USD      3,610,943   JPY    499,971,150   06/03/98         1,700
                       *USD       330,000   SGD        607,365   07/07/98        31,426
                       *USD     1,360,000   SGD      2,351,780   07/07/98        39,480
                       *USD       205,610   SGD        348,715   07/07/98         1,901
                       USD      4,759,275   DEM      8,531,000   07/09/98        33,279
                       *USD       151,000   MYR        688,560   08/04/98        22,729
                       *USD     1,138,627   MYR      4,611,400   08/04/98        24,871
                                                                             -----------
                                                                              1,450,941
                                                                             -----------

                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                       --------------------------------------------------------------------

                       DEM      4,090,000   USD      2,251,831   06/16/98       (42,799)
                       DEM      1,032,500   USD        566,467   06/16/98       (12,800)
                       DEM      1,678,471   USD        918,000   07/09/98       (24,933)
                       *FRF    14,179,000   USD      2,327,975   06/16/98       (44,313)
                       FRF     10,751,395   USD      1,796,991   08/04/98        (6,981)
                       *ITL 5,228,475,200   USD      2,906,000   07/15/98       (69,268)
                       JPY    499,971,000   USD      3,662,791   09/10/98        (1,739)
                       *MYR       688,560   USD        150,835   08/04/98       (22,894)
                       *MYR     4,611,440   USD      1,010,173   08/04/98      (153,325)
                       *SGD       607,365   USD        345,192   07/07/98       (16,235)
                       *SGD     2,351,780   USD      1,336,618   07/07/98       (62,862)
                       *SGD       348,715   USD        198,190   07/07/98        (9,321)
                       *USD     3,059,456   HKD     23,796,447   05/08/98        (9,027)
                       *USD     1,937,517   FRF     11,427,475   06/16/98       (25,586)
                       USD      5,510,634   DEM      9,692,103   07/09/98       (65,794)
                       *USD     3,170,942   JPY    416,202,000   08/19/98      (129,924)
                                                                             -----------
                                                                               (697,801)
                                                                             -----------
                            Net Unrealized Appreciation..................    $  753,140
                                                                             ===========

              -----------------------------

              * Represents open foreign forward currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                         DEM   --  Deutsche Mark       FRF   --  French Franc         SGD   --  Singapore Dollar
                         HKD   --  Hong Kong Dollar    JPY   --  Japanese Yen         USD   --  United States Dollar
                         ITL   --  Italian Lira        MYR   --  Malaysian Ringgit

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 93.2%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 6.8%
                       Leisure & Tourism -- 6.8%
                       Bristol Hotel Co.+..........................................       7,300   $   193,450
                       CapStar Hotel Co.+..........................................      35,400     1,035,450
                       Host Marriott Corp.+........................................       7,300       140,525
                       Premier Parks, Inc.+........................................      14,200       754,375
                       Servico, Inc.+..............................................      46,500       790,500
                       Vail Resorts, Inc.+.........................................      25,000       725,000
                                                                                                  ------------
                                                                                                    3,639,300
                                                                                                  ------------
                       MULTI-INDUSTRY -- 1.4%
                       Multi-Industry -- 1.4%
                       St. Joe Corp................................................      25,100       751,431
                                                                                                  ------------
                       REAL ESTATE -- 85.0%
                       Real Estate Companies -- 8.6%
                       Boardwalk Equities, Inc.+...................................     114,700     1,732,034
                       Catellus Development Corp.+.................................      54,000     1,002,375
                       Crescent Operating, Inc.+...................................       1,780        36,713
                       Security Capital Group, Inc., Class B+......................      46,000     1,288,000
                       TrizecHahn Corp.............................................      23,400       501,637
                       Real Estate Investment Trusts -- 76.4%
                       Alexandria Real Estate Equities, Inc........................      50,000     1,584,375
                       AMB Property Corp. .........................................      37,500       892,969
                       Apartment Investment & Management Co., Class A..............      35,475     1,383,525
                       Arden Realty, Inc...........................................       4,800       131,700
                       Avalon Properties, Inc......................................      35,100       987,188
                       Bay Apartment Communities, Inc..............................      11,400       418,950
                       Boston Properties, Inc......................................      36,100     1,227,400
                       Boykin Lodging Co...........................................       7,000       148,313
                       Brandywine Realty Trust.....................................      30,800       714,175
                       Camden Property Trust.......................................      28,059       857,553
                       CarrAmerica Realty Corp.....................................       3,600       100,800
                       CCA Prison Realty Trust.....................................       6,400       200,400
                       CenterPoint Properties Corp.................................      60,500     2,049,437
                       Chelsea GCA Realty, Inc.....................................       2,500       100,156
                       Cornerstone Properties, Inc. ...............................      47,300       827,750
                       Crescent Real Estate Equities Co............................      35,500     1,215,875
                       Duke Realty Investments, Inc................................       6,200       140,275
                       Equity Office Properties Trust..............................      28,497       783,668
                       Equity Residential Properties Trust.........................       4,400       215,325
                       Essex Property Trust, Inc...................................      27,500       893,750
                       FelCor Suite Hotels, Inc....................................      25,100       864,381
                       First Industrial Realty Trust, Inc..........................      19,300       598,300
                       First Union Real Estate Investments.........................       9,900       108,281
                       Gables Residential Trust....................................      41,700     1,162,387
                       Glenborough Realty Trust, Inc...............................      23,600       663,750
                       Golf Trust of America, Inc..................................      16,000       524,000
                       Home Properties of New York, Inc............................      65,900     1,762,825
                       IRT Property Co.............................................      10,800       122,850

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Irvine Apartment Communities, Inc...........................      10,800   $   322,650
                       JDN Realty Corp.............................................      36,000     1,170,000
                       Kilroy Realty Corp..........................................       6,400       167,600
                       Kimco Realty Corp...........................................       5,500       214,156
                       Liberty Property Trust......................................      36,700       970,256
                       Mack-Cali Realty Corp. .....................................      37,100     1,335,600
                       National Golf Properties, Inc...............................       4,400       132,275
                       Pacific Gulf Properties, Inc................................      14,000       304,500
                       Parkway Properties, Inc.....................................      37,800     1,169,437
                       Patriot American Hospitality, Inc...........................      32,016       766,383
                       Pennsylvania Real Estate Investment Trust...................       9,600       226,200
                       Post Properties, Inc........................................      12,200       501,725
                       Prentiss Properties Trust...................................      12,300       314,419
                       PS Business Parks, Inc......................................      21,200       506,150
                       Public Storage, Inc.........................................      34,600     1,038,000
                       Reckson Associates Realty Corp..............................      49,600     1,233,800
                       Security Capital Pacific Trust..............................      36,042       813,198
                       Simon DeBartolo Group, Inc..................................      19,600       654,150
                       SL Green Realty Corp........................................      35,000       794,063
                       Starwood Hotels and Resorts Trust...........................      44,300     2,090,406
                       Storage USA, Inc............................................      31,700     1,178,844
                       Sunstone Hotel Investors, Inc...............................      32,200       462,875
                       The Macerich Co.............................................       6,600       178,200
                       The Rouse Co................................................      30,800       925,925
                       Tower Realty Trust, Inc. ...................................       6,100       139,919
                       United States Restaurant Properties, Inc....................      20,050       593,981
                       Urban Shopping Centers, Inc.................................       3,200       105,600
                       Vornado Realty Trust........................................      42,200     1,619,425
                       Weingarten Realty Investors.................................       1,800        76,950
                                                                                                  ------------
                                                                                                   45,247,804
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $50,713,515).......................                49,638,535
                                                                                                  ------------

                                         PREFERRED STOCK -- 3.0%
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 3.0%

                       Real Estate Investment Trusts -- 3.0%
                       Camden Property Trust convertible, Series A $2.25...........         700        18,856
                       Equity Residential Properties Trust convertible, Series E
                         7.00%.....................................................      26,200       710,675
                       Security Capital Pacific Trust convertible, Series A
                         1.75%.....................................................         400        12,050
                       SL Green Realty Corp. convertible, 8.00%....................      19,300       488,483
                       The Rouse Co. convertible, Series B 3.00%...................       5,400       261,900
                       Vornado Realty Trust convertible, Series A 6.50%............       1,700        95,200
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $1,634,401).....................                 1,587,164
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $52,347,916)..............                51,225,699
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 5.3%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 5.3%
                       Federal Home Loan Mortgage Discount Notes 5.38% due 6/01/98
                         (cost $2,820,000).........................................  $2,820,000   $ 2,820,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $55,167,916)                                 101.5%                 54,045,699
                       Liabilities in excess of other
                         assets --                 (1.5)                                             (774,806)
                                                                             ------               ------------
                       NET ASSETS --                                     100.0%                   $53,270,893
                                                                             ------               ============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO             INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 86.4%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 6.1%
                       Apparel & Textiles -- 1.9%
                       Gap, Inc....................................................       15,000   $    810,000
                       Mohawk Industries, Inc.+....................................       44,200      1,342,575

                       Housing -- 1.5%
                       D.R. Horton, Inc............................................       50,000        900,000
                       Toll Brothers, Inc.+........................................       30,000        772,500

                       Retail -- 2.7%
                       Abercrombie & Fitch Co.+....................................       30,000      1,267,500
                       Krause's Furniture, Inc.+...................................       79,000        281,438
                       Movado Group, Inc...........................................       36,500      1,058,500
                       Office Depot, Inc.+.........................................       15,500        457,250
                                                                                                   -------------
                                                                                                      6,889,763
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.0%
                       Food, Beverage & Tobacco -- 0.4%
                       Keebler Foods Co.+..........................................       14,000        406,875

                       Household Products -- 1.6%
                       Furniture Brands International, Inc.+.......................        5,000        147,500
                       Scotts Co., Class A+........................................       22,000        767,250
                       Steiner Leisure Ltd.+.......................................       30,000        892,500
                                                                                                   -------------
                                                                                                      2,214,125
                                                                                                   -------------
                       ENERGY -- 3.7%
                       Energy Services -- 3.7%
                       EVI Weatherford, Inc.+......................................       26,000      1,314,625
                       Friede Goldman International, Inc.+.........................       14,500        482,578
                       Global Marine, Inc.+........................................       18,500        412,781
                       Nabors Industries, Inc. +...................................       18,500        435,906
                       R & B Falcon Corp.+.........................................       14,800        424,575
                       Transocean Offshore, Inc....................................       13,000        641,063
                       Varco International, Inc.+..................................       18,500        482,156
                                                                                                   -------------
                                                                                                      4,193,684
                                                                                                   -------------
                       FINANCE -- 14.3%
                       Banks -- 7.2%
                       First American Corp.........................................       28,800      1,335,600
                       Fleet Financial Group, Inc..................................       13,500      1,107,000
                       Hamilton Bancorp, Inc.+.....................................       29,400        944,475
                       Hibernia Corp. Class A......................................       30,000        630,000
                       PNC Bank Corp...............................................       32,000      1,848,000
                       Summit Bancorp..............................................       23,000      1,152,875
                       U.S. Bancorp................................................       26,850      1,050,506

                       Financial Services -- 5.3%
                       Crestar Financial Corp......................................       21,000      1,206,187
                       Donaldson, Lufkin & Jenrette, Inc...........................       20,000        881,250
                       Healthcare Financial Partners, Inc.+........................       25,000      1,228,125

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Legg Mason, Inc.............................................       14,900   $    898,656
                       Lehman Brothers Holdings, Inc...............................       13,000        922,188
                       Merrill Lynch & Co., Inc....................................        5,000        447,500
                       The Kroll O'Gara Co.+.......................................       19,700        428,475

                       Insurance -- 1.8%
                       Annuity And Life Re, Ltd.+..................................       36,000        821,250
                       Reliance Group Holdings, Inc................................       67,000      1,210,188
                                                                                                   -------------
                                                                                                     16,112,275
                                                                                                   -------------
                       HEALTHCARE -- 5.4%
                       Drugs -- 0.4%
                       Sepracor, Inc.+.............................................       10,000        430,000

                       Health Services -- 2.8%
                       Advance Paradigm, Inc.+.....................................       14,300        506,756
                       Arterial Vascular Engineering, Inc.+........................       19,500        602,672
                       Medaphis Corp.+.............................................      170,000      1,275,000
                       U.S. Vision, Inc.+..........................................       30,000        382,500
                       Vision Twenty One, Inc.+....................................       50,000        365,625

                       Medical Products -- 2.2%
                       Guidant Corp................................................        9,000        579,938
                       Medimmune, Inc.+............................................       20,000        997,500
                       Nanogen, Inc.+..............................................       27,000        216,000
                       Novoste Corp.+..............................................       21,000        530,250
                       Symphonix Devices, Inc.+....................................       20,000        210,000
                                                                                                   -------------
                                                                                                      6,096,241
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.3%
                       Aerospace & Military Technology -- 0.6%
                       Aeroflex Inc.+..............................................       66,800        751,500

                       Business Services -- 6.7%
                       American Disposal Services, Inc.+...........................       30,000      1,174,687
                       Answerthink Consulting Group, Inc.+.........................       16,000        247,000
                       Caliber Learning Network Inc.+..............................       11,200        184,800
                       North American Scientific, Inc.+............................       73,950      2,144,550
                       Pre-Paid Legal Services, Inc.+..............................       20,000        710,000
                       Preview Travel, Inc.+.......................................       40,400      1,146,350
                       Stirling Cooke Brown Holdings Ltd...........................       24,000        669,000
                       Sylvan Learning Systems, Inc.+..............................       40,500      1,235,250
                                                                                                   -------------
                                                                                                      8,263,137
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 22.0%
                       Broadcasting & Media -- 15.1%
                       CCC Information Services Group, Inc.+.......................       15,500        351,656
                       Chancellor Media Corp.+.....................................       34,900      1,459,256
                       Cinar Films, Inc., Class B+.................................       43,000        822,375
                       Clear Channel Communications, Inc.+.........................        9,400        901,225
                       Clearnet Communications, Inc.+..............................       86,900        993,919
                       CMG Information Services, Inc.+.............................       10,000        443,750
                       DoubleClick, Inc.+..........................................       38,000      1,315,750
                       HA-LO Industries, Inc.+.....................................       49,400      1,528,312
                       Jacor Communications, Inc.+.................................       24,000      1,269,000
                       RCM Technologies, Inc.+.....................................       72,500      1,504,375
                       Snyder Communications, Inc.+................................       74,000      2,983,125
                       Source Media, Inc.+.........................................       45,000        660,938

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       SportsLine USA, Inc.+.......................................       32,000   $    870,000
                       Univision Communications, Inc., Class A+....................       28,500        990,375
                       Young & Rubicam, Inc.+......................................       30,000        840,000

                       Entertainment Products -- 2.9%
                       Oakley, Inc.+...............................................       98,400      1,285,350
                       Sunglass Hut International, Inc.+...........................      162,000      1,974,375

                       Leisure & Tourism -- 4.0%
                       Carnival Corp., Class A+....................................       21,500      1,456,625
                       Outback Steakhouse, Inc.+...................................       43,300      1,596,688
                       Royal Caribbean Cruises Ltd.................................       13,500        940,781
                       Travel Services International, Inc.+........................       15,400        537,075
                                                                                                   -------------
                                                                                                     24,724,950
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 23.2%
                       Communication Equipment -- 2.4%
                       Ascend Communications, Inc.+................................       52,000      2,245,750
                       IWL Communications, Inc.+...................................       20,000        310,000
                       Tellabs, Inc.+..............................................        2,100        144,309

                       Computers & Business Equipment -- 1.0%
                       DA Consulting Group, Inc.+..................................        1,000         14,375
                       Network Appliance, Inc.+....................................       30,000      1,043,438

                       Electronics -- 1.2%
                       Lumen Technologies, Inc.+...................................      135,000      1,113,750
                       Uniphase Corp.+.............................................        5,000        255,000

                       Software -- 10.2%
                       Applied Voice Technology, Inc.+.............................       33,000        616,687
                       Cambridge Technology Partners, Inc.+........................       10,000        501,563
                       Compuware Corp.+............................................       36,000      1,653,750
                       DSET Corp.+.................................................       77,800      1,179,156
                       Excite, Inc.+...............................................        5,500        299,063
                       HBO & Co....................................................       29,000      1,673,844
                       J.D. Edwards & Co.+.........................................       19,700        724,591
                       Keane, Inc.+................................................       18,000        807,750
                       Legato Systems, Inc.+.......................................       33,200        950,350
                       Lycos, Inc.+................................................       10,500        556,828
                       Mobius Management Systems, Inc.+............................       30,000        423,750
                       Saville Systems PLC ADR+....................................       23,000        918,562
                       Segue Software, Inc. +......................................        7,500         97,500
                       Verio, Inc.+................................................       30,500        697,687
                       Yahoo!, Inc.+...............................................        3,500        383,250

                       Telecommunications -- 8.4%
                       America Online, Inc.+.......................................       10,000        833,125
                       Frontier Corp...............................................       38,000      1,156,625
                       Glenayre Technologies, Inc.+................................       81,000      1,240,312
                       GST Telecommunications, Inc+................................       70,900        886,250
                       Intermedia Communications, Inc.+............................       16,400      1,215,650
                       Lucent Technologies, Inc....................................       20,000      1,418,750
                       Metro One Telecomm, Inc.+...................................       38,300        454,813
                       Pacific Gateway Exchange, Inc.+.............................        9,800        417,725
                       Primus Telecommunications Group, Inc.+......................        8,600        159,100
                       Qwest Communications International, Inc.+...................       20,000        661,250
                       STAR Telecommunications, Inc.+..............................       20,500        484,313
                       STARTEC Global Communications Corp.+........................       32,600        533,825
                                                                                                   -------------
                                                                                                     26,072,691
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 2.4%
                       Electric Utilities -- 1.0%
                       Niagara Mohawk Power Corp.+.................................       90,000   $  1,113,750

                       Telephone -- 1.4%
                       Century Telephone Enterprises, Inc..........................       25,000      1,107,812
                       Cincinnati Bell, Inc........................................       15,000        477,188
                                                                                                   -------------
                                                                                                      2,698,750
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $91,256,863).......................                  97,265,616
                                                                                                   -------------

                                           PUT OPTIONS -- 0.5%
                       -----------------------------------------------------------------------------------------
                       Nasdaq 100 Index Put, exp 7/98..............................        2,800        135,450
                       S & P 500 Index Put, exp 7/98...............................        5,600        176,400
                       S & P 500 Index Put, exp 6/98...............................        2,800         65,450
                       Semiconductor Index Put, exp 6/98...........................        7,500        230,625
                                                                                                   -------------
                       TOTAL PUT OPTIONS (cost $477,399)...........................                     607,925
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $91,734,262)..............                  97,873,541
                                                                                                   -------------
                                                                                      PRINCIPAL
                                      REPURCHASE AGREEMENT -- 16.9%                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 16.9%
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $18,983,000)........................................  $18,983,000     18,983,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $110,717,262)                            103.8%                      116,856,541
                       Total written call options                         (0.1)                         (65,000)
                       Liabilities in excess of other assets --              (3.7)                   (4,260,650)
                                                                             ------                -------------
                       NET ASSETS --                                 100.0%                        $112,530,891
                                                                             ------                =============
                                                                             ------

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

                                                          OPEN COVERED WRITTEN CALL OPTIONS
                       --------------------------------------------------------------------------------------------------------

                                                                             SHARES SUBJECT   EXPIRATION   EXERCISE
                                           CALL OPTIONS                         TO CALL          DATE       PRICE       VALUE
                       --------------------------------------------------------------------------------------------------------
                       America Online, Inc.................................      8,000        July 1998     $80.00    $(65,000)
                                                                                                                      =========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 88.4%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ARGENTINA -- 4.6%
                       Banco Frances del Rio de la Plata SA ADR (Finance)..........      31,466   $   241,144
                       Irsa Inversiones y Represenaciones SA GDR (Real Estate).....       4,200       148,575
                       Perez Cos. SA (Multi-industry)..............................      34,100       187,980
                       Telefonica de Argentina SA ADR (Utilities)..................      10,200       332,138
                       YPF Sociedad Anonima ADR (Energy)...........................      13,700       425,556
                                                                                                  ------------
                                                                                                    1,335,393
                                                                                                  ------------
                       BRAZIL -- 12.2%
                       Brazil Realty SA Empreendimentos & Participacoes GDR (Real
                         Estate)*(1)...............................................       7,100       157,088
                       Centrais Electricas de Santa Brasileiras SA GDR
                         (Utilities)...............................................       1,900       170,147
                       Compania Brasileira de Distribuidora GDR (Industrial &
                         Commercial)...............................................      27,700       662,285
                       Compania de Saneamento Basico do Estado de Sao Paulo
                         (Materials)...............................................     700,000       118,685
                       Compania Energetica de Minas ADR (Materials)................      16,888       552,811
                       Compania Siderurgica Nacional (Materials)...................   7,700,000       197,505
                       Compania Siderurgica Nacional ADR (Materials)...............       2,500        60,860
                       Compania Vale do Rio Doce ADR (Materials)...................      25,000       510,787
                       Petroleo Brasileiro SA ADR (Energy).........................      20,800       406,892
                       Souza Cruz SA (Consumer Staples)............................      18,000       123,641
                       Telecomunicacoes de Brasileiras SA ADR (Information
                         Technology)...............................................       5,450       581,106
                                                                                                  ------------
                                                                                                    3,541,807
                                                                                                  ------------
                       CANADA -- 1.4%
                       Hurricane Hydrocarbons Ltd. (Energy)........................      37,320       178,031
                       Super Sol Ltd. ADR (Materials)..............................      12,500       217,969
                                                                                                  ------------
                                                                                                      396,000
                                                                                                  ------------
                       CHILE -- 1.4%
                       Distribucion y Servicio D&S SA ADR (Consumer
                         Discretionary)............................................      13,600       215,050
                       Madeco SA ADR (Materials)...................................      16,300       207,825
                                                                                                  ------------
                                                                                                      422,875
                                                                                                  ------------
                       CHINA -- 1.0%
                       Beijing Datang Power Generation Co. Ltd. (Utilities)........     160,000        56,266
                       Guangdong Kelon Electric Holdings (Industrial &
                         Commercial)...............................................     126,000       120,325
                       Qingling Motors Co., Ltd. (Consumer Discretionary)..........     180,000        70,848
                       Yanzhou Coal Mining Co., Ltd. (Materials)...................     218,000        45,012
                                                                                                  ------------
                                                                                                      292,451
                                                                                                  ------------
                       GREECE -- 4.7%
                       Alpha Credit Bank (Finance).................................       2,600       271,262
                       Commercial Bank of Greece (Finance).........................       2,700       184,282
                       Hellenic Telecommunications Organization SA GDR
                         (Information Technology)..................................      17,500       251,562
                       National Bank Of Greece (Finance)...........................       2,160       310,764
                       OTE Greek Telecommunications (Utilities)....................      12,200       358,294
                                                                                                  ------------
                                                                                                    1,376,164
                                                                                                  ------------
                       HONG KONG -- 3.1%
                       Asia Satellite Telecom Holdings Ltd. (Information
                         Technology)+..............................................      55,000        85,527
                       Cheung Kong Holdings Ltd. (Real Estate).....................      39,000        86,566
                       China Pharmaceutical Enterprise and Investment Corp., Ltd.
                         (Healthcare)..............................................     300,000        28,262
                       China Telecom, Ltd. (Information Technology)+...............      66,000       117,964
                       Dao Heng Bank Group Ltd. (Finance)..........................      35,000        74,977
                       Johnson Electric Holdings Ltd. (Industrial & Commercial)....      21,000        81,301

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       New World Development Co. Ltd. (Real Estate)+...............      50,900   $    89,990
                       Ng Fung Hong Ltd. (Consumer Staples)........................     110,000        93,690
                       Shanghai Industrial Holdings Ltd. (Finance).................      35,000        98,238
                       Smartone Telecommunications (Information & Entertainment)...      30,000        71,041
                       VTech Holdings Ltd. (Information Technology)................      22,000        71,403
                                                                                                  ------------
                                                                                                      898,959
                                                                                                  ------------
                       HUNGARY -- 1.4%
                       Magyar Olaj Rt GDR (Utilities)*.............................       8,100       185,221
                       Pick Szeged Rt GDR (Consumer Staples)*(1)...................      23,900       230,635
                                                                                                  ------------
                                                                                                      415,856
                                                                                                  ------------
                       INDIA -- 5.0%
                       BSES Ltd. GDR (Industrial & Commercial).....................      11,300       152,550
                       Gujarat Ambuja Cements Ltd. GDR (Industrial &
                         Commercial)*..............................................      21,800       144,425
                       Hindalco Industries Ltd. GDR (Materials)*...................       6,900        96,600
                       Indian Hotels Co., Ltd. GDR (Information & Entertainment)...       7,000        77,000
                       Larsen & Torbo GDR (Industrial & Commercial)................      14,100       179,422
                       Mahanagar Telephone Nigam Ltd. GDR (Information
                         Technology)*..............................................      23,800       312,375
                       Ranbaxy Laboratories Ltd. GDR (Healthcare)*.................       7,100       116,085
                       State Bank of India GDR (Finance)...........................      11,000       154,000
                       Tata Engineering & Locomotive Co., Ltd. GDR (Consumer
                         Discretionary)............................................      21,200       113,950
                       Videsh Sanchar Nigam Ltd. GDR (Information Technology)......       8,600       101,050
                                                                                                  ------------
                                                                                                    1,447,457
                                                                                                  ------------
                       ISRAEL -- 3.8%
                       Bank Leumi Le Israel (Finance)..............................     163,000       329,194
                       Formula Systems Ltd. (Information Technology)...............       3,000       126,430
                       Koors Industries Ltd. ADR (Information Technology)..........       6,250       155,859
                       Koors Industries Ltd. (Information Technology)..............       1,550       193,846
                       Tadiran Ltd. (Information Technology).......................       7,600       304,690
                                                                                                  ------------
                                                                                                    1,110,019
                                                                                                  ------------
                       MALAYSIA -- 4.3%
                       Berjaya Sports Toto Berhad (Information & Entertainment)....     117,000       244,942
                       IJM Corp Berhad (Industrial & Commercial)...................     418,000       184,802
                       Jaya Tiasa Holdings Berhad (Consumer Discretionary).........      58,000        76,173
                       KFC Holdings Berhad (Information & Entertainment)...........      63,000        73,728
                       Malakoff Berhad (Industrial & Commercial)...................      78,000       182,565
                       MNI Holdings Berhad (Information Technology)................      95,000       148,237
                       PPB Oil Palms Berhad (Consumer Staples).....................     210,000       159,471
                       Public Bank Berhad (Finance)................................     141,000        50,237
                       Telecom Malaysia Berhad (Information Technology)............      56,000       128,160
                                                                                                  ------------
                                                                                                    1,248,315
                                                                                                  ------------
                       MEXICO -- 14.2%
                       Alfa SA de CV, Class A (Multi-industry)+....................      91,000       433,333
                       Cemex SA de CV, Class B ADR (Materials).....................      83,600       410,417
                       Cifra SA de CV (Consumer Discretionary).....................     155,187       225,567
                       Corporacion Moctezuma SA de CV (Materials)..................     135,700       190,780
                       Fomento Economico Mexicanos SA de CV, Class B (Consumer
                         Staples)..................................................       8,600       287,642
                       G Accion SA De CV ADR (Real Estate)*(1).....................      14,400       126,000
                       Grupo Financiero Banamex-Accival SA de CV, Class B
                         (Finance).................................................     123,000       306,803
                       Grupo Imsa SA De CV ADR (Multi-industry)....................      16,300       277,100
                       Grupo Televisa SA ADR (Information & Entertainment).........      13,600       531,250
                       Kimberly-Clark de Mexico SA de CV ADR (Materials)...........      72,600       302,911
                       Panamerican Beverages, Inc., Class A ADR (Consumer
                         Staples)..................................................      14,300       483,519
                       Telefonos de Mexico SA ADR (Utilities)......................      11,800       559,762
                                                                                                  ------------
                                                                                                    4,135,084
                                                                                                  ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       PHILIPPINES -- 3.2%
                       Ayala Land, Inc. (Real Estate)..............................     498,000   $   168,760
                       Benpres Holdings Corp. GDR (Multi-industry)*(1).............       3,600        13,309
                       Benpres Holdings Corp. GDR (Multi-industry)(1)..............       9,000        29,250
                       Cosmos Bottling Co. (Consumer Staples)*.....................   1,132,200       153,470
                       International Container Systems, Inc. (Materials)...........   1,175,900       168,415
                       Philippine Long Distance Telephone Co. (Utilities)..........       6,200       158,568
                       Philippine Long Distance Telephone Co. ADR (Utilities)......       3,700        93,887
                       SM Prime Holdings, Inc. (Real Estate).......................     828,300       146,171
                                                                                                  ------------
                                                                                                      931,830
                                                                                                  ------------
                       POLAND -- 1.3%
                       At Entertainment, Inc. (Information & Entertainment)........      10,500       178,500
                       Kredyt Bank PBI SA GDR (Finance)*...........................      11,700       198,900
                                                                                                  ------------
                                                                                                      377,400
                                                                                                  ------------
                       PORTUGAL -- 2.2%
                       Colep Companhia Portuguesa de Embalagens (Materials)........         800        10,341
                       Investec Consultadoria International SA (Information &
                         Entertainment)............................................       8,100       379,168
                       Portugal Telecom SA (Information Technology)................       1,600        84,095
                       Portugal Telecom SA ADR (Information Technology)............       3,000       158,250
                                                                                                  ------------
                                                                                                      631,854
                                                                                                  ------------
                       RUSSIA -- 2.8%
                       Ao Mosenergo ADR (Energy)*(1)...............................      13,200        87,450
                       Ao Tatneft ADR (Energy).....................................      22,300       261,909
                       Lukoil Holdings ADR (Utilities).............................       5,300       218,236
                       Unified Energy Systems GDR (Utilities)(1)...................      13,600       234,600
                                                                                                  ------------
                                                                                                      802,195
                                                                                                  ------------
                       SINGAPORE -- 0.7%
                       Development Bank of Singapore Ltd. (Finance)................      32,000       193,013
                                                                                                  ------------
                       SOUTH AFRICA -- 5.4%
                       ABSA Group Ltd (Finance)....................................      34,400       270,424
                       Energy Africa Ltd GDR (Energy)*.............................       7,700       146,300
                       Engen Botswana Ltd. (Energy)................................      69,600       260,735
                       Liberty Life Association of Africa Ltd. (Finance)...........      13,390       369,584
                       Momentum Life Assurers, Ltd. (Finance)......................      83,700       163,277
                       Sasol Ltd. (Multi-industry).................................      43,400       345,387
                                                                                                  ------------
                                                                                                    1,555,707
                                                                                                  ------------
                       SOUTH KOREA -- 3.2%
                       Daewoo Heavy Industries (Industrial & Commercial)...........      20,000        68,632
                       Kookmin Bank (Finance)......................................      24,254       119,762
                       Korea Electric Power Corp. (Utilities)......................      22,000       220,391
                       Korea Mobile Telecommunications Corp. (Information &
                         Entertainment)............................................         186        87,053
                       Mirae Co. (Information Technology)..........................      15,000        33,144
                       Pohang Iron & Steel Co., Ltd. (Materials)...................       2,650       106,618
                       Samsung Display Devices Co.(Information Technology).........       2,446        86,718
                       Samsung Electronics, Co. (Information Technology)...........       4,600       174,849
                       Samsung Fire & Marine Insurance (Finance)+..................         200        46,039
                                                                                                  ------------
                                                                                                      943,206
                                                                                                  ------------
                       TAIWAN, PROVINCE OF CHINA -- 4.7%
                       Acer, Inc. GDR (Information Technology).....................      17,450       125,204
                       ASE Test Ltd. (Information Technology)......................       4,600       202,400
                       Asustek Computer, Inc. GDR (Information Technology).........      11,300       210,200
                       Bank Sinopac (Finance)......................................     270,000       165,298
                       Hon Hai Precision Industry (Information Technology).........      32,000       182,723
                       Pacific Electrical Wire & Cables Co. (Industrial &
                         Commercial)...............................................      85,000        69,301

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       TAIWAN, PROVINCE OF CHINA (continued)
                       Siliconware Precision Industries Co. GDR (Information
                         Technology)...............................................      20,022   $   170,187
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)..................................      12,100       228,387
                                                                                                  ------------
                                                                                                    1,353,700
                                                                                                  ------------
                       THAILAND -- 1.6%
                       Advanced Information Services PCL alien shares (Information
                         & Entertainment)..........................................      20,000       108,938
                       Bangkok Bank PCL alien shares (Finance)*....................      74,500       152,173
                       Electricity Generating PCL (Utilities)......................      40,000        64,372
                       PTT Exploration & Production PCL alien shares (Energy)......       7,700        66,724
                       Thai Farmers Bank alien shares (Finance)*...................      55,000        83,746
                                                                                                  ------------
                                                                                                      475,953
                                                                                                  ------------
                       TURKEY -- 3.4%
                       Dogan Sirketler Grubu Holdings AS (Multi-industry)..........   2,675,000       157,932
                       Haci Omer Sabanci Holdings AS ADR (Finance)*................      20,600       306,425
                       Turkiye Halk Bankasi AS (Finance)...........................     569,000        23,130
                       Turkiye Halk Bankasi AS (Finance)(1)........................     853,500        34,695
                       Vestel Elektronik Sanayi ve Ticaret AS (Information
                         Technology)...............................................   1,160,800       157,290
                       Yapi Ve Kredi Bankasi AS (Finance)*.........................       6,623       130,142
                       Yapi Ve Kredi Bankasi AS GDR (Finance)......................       8,771       172,350
                                                                                                  ------------
                                                                                                      981,964
                                                                                                  ------------
                       UNITED KINGDOM -- 1.9%
                       Billiton PLC (Materials)....................................      60,000       149,071
                       Lonrho Africa PLC (Multi-industry)..........................      23,950        30,217
                       Lonrho PLC (Materials)......................................      23,950       116,452
                       Ramco Energy PLC ADR (Utilities)............................      22,700       246,862
                                                                                                  ------------
                                                                                                      542,602
                                                                                                  ------------
                       VENEZUELA -- 0.9%
                       Compania Anon Nacional Tele de Venezuela ADR (Information &
                         Entertainment)............................................       7,600       234,175
                       Siderurgica Venezolana Sivensa SA ADR (Industrial &
                         Commercial)...............................................       3,000        30,469
                                                                                                  ------------
                                                                                                      264,644
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $29,299,633).......................                25,674,448
                                                                                                  ------------

                                         PREFERRED STOCK -- 6.4%
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 6.4%
                       Banco Bradesco SA (Finance).................................  51,112,190       417,750
                       Banco Itau SA (Finance).....................................     650,000       387,146
                       Compania Cimento Portland Itau SA (Information &
                         Entertainment)............................................     400,000        73,037
                       Empresa Brasileira de Aeronautica SA (Industrial &
                         Commercial)...............................................   5,000,000        80,428
                       Gerdau SA (Materials).......................................  11,000,000       162,595
                       Lojas Americanas SA (Consumer Discretionary)................  21,500,000       140,205
                       Telecomunicacoes de Sao Paulo SA (Utilities)................   2,000,000       427,789
                       Telesp Celular SA (Information Technology)..................   2,000,000       179,115
                                                                                                  ------------
                                                                                                    1,868,065
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $1,908,476).....................                 1,868,065
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 1.2%                        AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INDIA -- 0.2%
                       Mahindra & Mahindra Ltd. 5.00% 2001.........................  $   65,000   $    55,575
                                                                                                  ------------
                       SOUTH KOREA -- 0.4%
                       Medison Co. zero coupon 2002(1).............................     200,000       128,923
                                                                                                  ------------
                       TAIWAN, PROVINCE OF CHINA -- 0.6%
                       Delta Electronic, Inc. zero coupon 2004.....................     135,000       159,975
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $431,468).........................                   344,473
                                                                                                  ------------
                                             RIGHTS -- 0.0%+                           RIGHTS
                       ---------------------------------------------------------------------------------------
                       SOUTH KOREA -- 0.0%
                       Samsung Electronics, Co.(1).................................         294             0
                                                                                                  ------------
                       TAIWAN, PROVINCE OF CHINA -- 0.0%
                       Pacific Electrical Wire & Cable Co. ........................      85,000             0
                                                                                                  ------------
                       TOTAL RIGHTS (cost $0)......................................                         0
                                                                                                  ------------
                                            WARRANTS -- 0.0%+                         WARRANTS
                       ---------------------------------------------------------------------------------------
                       PHILIPPINES -- 0.0%
                       Belle Corp. (Real Estate) 12/31/00(1).......................     129,200             0
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $31,639,577)..............                27,886,986
                                                                                                  ------------
                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 3.0%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 3.0%
                       Agreement with JP Morgan Securities, Inc., bearing interest at 5.54%, dated 05/29/98, to be repurchased 06/01/98 in
                         the amount of $874,404 and collateralized by $868,000 of
                         U.S. Treasury Notes, bearing interest at 6.00%, due
                         02/15/26 and having an approximate aggregate value of
                         $893,538 (cost $874,000)..................................  $  874,000       874,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $32,513,577)                                  99.0%                 28,760,986
                       Other assets less liabilities --    1.0                                        285,198
                                                                             ------               ------------
                       NET ASSETS --                                     100.0%                   $29,046,184
                                                                             ------               ============
                                                                             ------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              (1) Fair valued security; see Note 2

                                                           ---------------------

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------

                           CONTRACT            IN         DELIVERY  GROSS UNREALIZED
                          TO DELIVER      EXCHANGE FOR      DATE      DEPRECIATION
                       -------------------------------------------------------------
                       *TWD  11,747,800  USD     334,219  07/14/98     $ (9,234)
                       *TWD  10,812,200  USD     307,802  07/14/98       (8,498)
                       *USD     354,223  TWD  11,747,800  07/14/98      (10,770)
                       *USD     326,012  TWD  10,812,200  07/14/98       (9,912)
                                                                       ---------
                             Net Unrealized Depreciation..........     $(38,414)
                                                                       =========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                         TWD  --   New Taiwan Dollar
                         USD  --   United States Dollar

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    MAY 31, 1998 (UNAUDITED)

                                                                                                            WORLDWIDE
                                                    CASH         GLOBAL       CORPORATE      HIGH-YIELD        HIGH
                                                 MANAGEMENT       BOND           BOND           BOND          INCOME
   --------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*...........  $         --   $88,691,485   $ 92,245,847   $272,759,311   $130,049,572
   Short-term securities*.....................   250,142,292     8,061,000      7,380,364      2,045,000      8,064,570
   Repurchase agreements (cost equals
    market)...................................     6,481,000            --             --      8,093,000      7,112,000
   Cash.......................................            --           765        206,707         61,383             --
   Foreign currency...........................            --       198,446             --             --             58
   Receivables for --
    Fund shares sold..........................       843,118        37,073        445,347        538,251        346,103
    Dividends and accrued interest............       597,637     1,563,756      1,839,578      5,039,869      3,293,595
    Sales of investments......................            --            --        156,674      7,002,992      1,010,608
   Prepaid expenses...........................         4,028         1,887          1,109          3,555          1,971
   Deferred organizational expenses...........            --            15             15             --             --
   Unrealized appreciation on forward foreign
    currency contracts........................            --     1,376,698             --             --             --
   Currency swap agreement, at value..........            --            --             --             --             --
                                                -----------------------------------------------------------------------
                                                 258,068,075    99,931,125    102,275,641    295,543,361    149,878,477
                                                -----------------------------------------------------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed......................     1,478,461        97,163         21,305         16,431        227,291
    Management fees...........................        92,863        58,355         53,090        149,931        128,412
    Purchases of investments..................            --            --      2,301,250      5,492,298      1,704,710
    Variation margin on futures contracts.....            --            --             --             --             --
   Unrealized depreciation on forward foreign
    currency contracts........................            --       519,778             --             --             --
   Other accrued expenses.....................        45,547        61,423         44,791         55,160         78,748
   Due to Custodian...........................         1,792            --             --             --             --
                                                -----------------------------------------------------------------------
                                                   1,618,663       736,719      2,420,436      5,713,820      2,139,161
                                                -----------------------------------------------------------------------
   NET ASSETS.................................  $256,449,412   $99,194,406   $ 99,855,205   $289,829,541   $147,739,316
                                                =======================================================================
   Shares of beneficial interest outstanding
    (unlimited shares authorized).............    24,841,190     8,933,684      8,636,611     24,293,839     11,627,677
   Net asset value per share..................        $10.32        $11.10         $11.56         $11.93         $12.71
                                                =======================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in............................  $252,891,896   $93,959,242   $ 95,027,854   $271,529,119   $141,967,009
   Accumulated undistributed net investment
    income....................................     3,578,846       650,592      2,686,339     12,049,632      5,616,485
   Accumulated undistributed net realized gain
    (loss) on investments, future contracts
    and options contracts.....................        (7,661)    3,761,831        (79,231)     7,308,058      2,509,160
   Unrealized appreciation (depreciation) on
    investments...............................       (13,669)      (24,771)     2,220,243     (1,057,268)    (2,353,340)
   Unrealized foreign exchange gain (loss) on
    other assets and liabilities..............            --       847,512             --             --              2
   Unrealized appreciation (depreciation) on
    futures contracts and currency swap
    agreement.................................            --            --             --             --             --
                                                -----------------------------------------------------------------------
                                                $256,449,412   $99,194,406   $ 99,855,205   $289,829,541   $147,739,316
                                                =======================================================================
   ---------------
   * Cost
    Investment securities.....................  $         --   $88,716,256   $ 90,032,726   $273,841,174   $132,253,642
                                                =======================================================================
    Short-term securities.....................  $250,155,961   $ 8,061,000   $  7,373,242   $  2,020,405   $  8,213,840
                                                =======================================================================

                                                               BALANCED/
                                                                PHOENIX
                                                SUNAMERICA     INVESTMENT       ASSET
                                                 BALANCED       COUNSEL       ALLOCATION
   -------------------------------------------  -----------------------------------------
   ASSETS:
   Investment securities, at value*...........  $74,373,168   $107,708,125   $638,923,263
   Short-term securities*.....................           --      7,255,952      5,896,942
   Repurchase agreements (cost equals
    market)...................................    5,799,000             --     35,504,000
   Cash.......................................          868          1,787             --
   Foreign currency...........................           --             --             --
   Receivables for --
    Fund shares sold..........................      644,515        195,404        758,166
    Dividends and accrued interest............      315,246        571,161      3,451,240
    Sales of investments......................      815,626      1,606,251     15,960,864
   Prepaid expenses...........................          525          1,864          9,441
   Deferred organizational expenses...........           --             --             15
   Unrealized appreciation on forward foreign
    currency contracts........................           --             --        536,273
   Currency swap agreement, at value..........           --             --         32,844
                                                 81,948,948    117,340,544    701,073,048
   LIABILITIES:
   Payables for --
    Fund shares redeemed......................       43,334         23,396        218,851
    Management fees...........................       44,641         65,715        334,257
    Purchases of investments..................    2,363,537      2,163,515     28,779,375
    Variation margin on futures contracts.....           --             --          4,027
   Unrealized depreciation on forward foreign
    currency contracts........................           --             --        384,449
   Other accrued expenses.....................       28,915         40,331        130,388
   Due to Custodian...........................           --             --             --
                                                  2,480,427      2,292,957     29,851,347
   NET ASSETS.................................  $79,468,521   $115,047,587   $671,221,701
   Shares of beneficial interest outstanding
    (unlimited shares authorized).............    5,436,745      8,004,780     43,535,195
   Net asset value per share..................       $14.62         $14.37         $15.42
   COMPOSITION OF NET ASSETS:
   Capital paid in............................  $69,499,651   $101,481,925   $589,746,477
   Accumulated undistributed net investment
    income....................................      586,133      1,314,294      7,537,720
   Accumulated undistributed net realized gain
    (loss) on investments, future contracts
    and options contracts.....................    2,459,516      3,557,017     40,524,659
   Unrealized appreciation (depreciation) on
    investments...............................    6,923,221      8,694,351     33,131,153
   Unrealized foreign exchange gain (loss) on
    other assets and liabilities..............           --             --        150,120
   Unrealized appreciation (depreciation) on
    futures contracts and currency swap
    agreement.................................           --             --        131,572
                                                $79,468,521   $115,047,587   $671,221,701
   ---------------
   * Cost
    Investment securities.....................  $67,449,947   $ 99,013,780   $604,441,750
    Short-term securities.....................  $        --   $  7,255,946   $  7,247,302

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
    MAY 31, 1998 (UNAUDITED)

                                                                            GROWTH-       FEDERATED        VENTURE
                                                              UTILITY        INCOME         VALUE           VALUE
   -------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*.......................  $41,576,882   $758,824,937   $105,658,656   $1,391,429,099
   Short-term securities*.................................    1,005,000     72,304,976      1,614,000      102,347,748
   Repurchase agreements (cost equals market).............           --             --             --       26,150,000
   Cash...................................................          129            756            179            2,644
   Foreign currency.......................................        1,028             --             --               --
   Receivables for --
    Fund shares sold......................................      127,618      1,248,446        354,105        2,571,897
    Dividends and accrued interest........................      119,025        606,188        193,736        1,400,707
    Sales of investments..................................      278,260             --      1,091,267               --
   Prepaid expenses.......................................          156         10,025            670           17,007
   Deferred organizational expenses.......................          105             --             --               --
   Due from Adviser.......................................           --             --             --               --
                                                            ----------------------------------------------------------
                                                             43,108,203    832,995,328    108,912,613    1,523,919,102
                                                            ----------------------------------------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed..................................       80,714        130,284             --          665,850
    Management fees.......................................       31,271        397,232         68,087          946,828
    Purchases of investments..............................      369,816             --      1,141,061        3,047,224
    Variation margin on futures contracts.................           --        334,125             --               --
   Other accrued expenses.................................       25,434         79,925         33,359          206,635
                                                            ----------------------------------------------------------
                                                                507,235        941,566      1,242,507        4,866,537
                                                            ----------------------------------------------------------
   NET ASSETS.............................................  $42,600,968   $832,053,762   $107,670,106   $1,519,052,565
                                                            ==========================================================
   Shares of beneficial interest outstanding (unlimited
    shares authorized)....................................    3,147,298     36,151,489      6,831,023       66,494,150
   Net asset value per share..............................       $13.54         $23.02         $15.76           $22.84
                                                            ==========================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in........................................  $38,093,286   $580,688,386   $ 89,638,876   $1,152,244,380
   Accumulated undistributed net investment income........      508,693      2,959,360        465,504        6,737,033
   Accumulated undistributed net realized gain on
    investments, future contracts and options contracts...    1,405,420     42,734,121      3,523,267       32,206,054
   Unrealized appreciation (depreciation) on
    investments...........................................    2,593,582    205,739,145     14,042,459      327,864,907
   Unrealized foreign exchange gain (loss) on other assets
    and liabilities.......................................          (13)            --             --              191
   Unrealized appreciation (depreciation) on futures
    contracts.............................................           --        (67,250)            --               --
                                                            ----------------------------------------------------------
                                                            $42,600,968   $832,053,762   $107,670,106   $1,519,052,565
                                                            ==========================================================
   * Cost
    Investment securities.................................  $38,983,300   $553,085,792   $ 91,616,197   $1,063,564,192
                                                            ==========================================================
    Short-term securities.................................  $ 1,005,000   $ 72,304,976   $  1,614,000   $  102,347,748
                                                            ==========================================================

                                                                                            GROWTH/
                                                                                            PHOENIX
                                                             "DOGS" OF        PUTNAM       INVESTMENT
                                                            WALL STREET       GROWTH        COUNSEL
   -------------------------------------------------------  ------------------------------------------
   ASSETS:
   Investment securities, at value*.......................  $13,346,633    $309,274,570   $227,652,911
   Short-term securities*.................................           --              --      2,184,717
   Repurchase agreements (cost equals market).............    1,409,000       8,786,000             --
   Cash...................................................          635             971          3,448
   Foreign currency.......................................           --              --             --
   Receivables for --
    Fund shares sold......................................      642,579         586,207        107,951
    Dividends and accrued interest........................       34,556         191,692        160,691
    Sales of investments..................................           --       3,553,149      4,526,628
   Prepaid expenses.......................................           --           4,367          4,720
   Deferred organizational expenses.......................        4,704              --            599
   Due from Adviser.......................................        4,893              --             --
                                                             15,443,000     322,396,956    234,641,665
   LIABILITIES:
   Payables for --
    Fund shares redeemed..................................        1,673         164,799        137,625
    Management fees.......................................        5,437         224,156        129,918
    Purchases of investments..............................    1,402,150       1,524,884      1,050,137
    Variation margin on futures contracts.................           --              --             --
   Other accrued expenses.................................        9,167          55,298         54,582
                                                              1,418,427       1,969,137      1,372,262
   NET ASSETS.............................................  $14,024,573    $320,427,819   $233,269,403
   Shares of beneficial interest outstanding (unlimited
    shares authorized)....................................    1,440,484      16,806,745     15,870,326
   Net asset value per share..............................        $9.74          $19.07         $14.70
   COMPOSITION OF NET ASSETS:
   Capital paid in........................................  $14,338,029    $235,070,881   $181,839,133
   Accumulated undistributed net investment income........       38,484         183,947        308,430
   Accumulated undistributed net realized gain on
    investments, future contracts and options contracts...           --      13,281,625     16,008,969
   Unrealized appreciation (depreciation) on
    investments...........................................     (351,940)     71,891,366     35,112,871
   Unrealized foreign exchange gain (loss) on other assets
    and liabilities.......................................           --              --             --
   Unrealized appreciation (depreciation) on futures
    contracts.............................................           --              --             --
                                                            $14,024,573    $320,427,819   $233,269,403
   * Cost
    Investment securities.................................  $13,698,573    $237,383,204   $192,540,040
    Short-term securities.................................  $        --    $         --   $  2,184,717

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
    MAY 31, 1998 (UNAUDITED)

                                                                                           INTERNATIONAL   INTERNATIONAL
                                                              ALLIANCE         GLOBAL        GROWTH &       DIVERSIFIED
                                                               GROWTH         EQUITIES        INCOME         EQUITIES
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*......................  $1,025,946,963   $405,620,245   $ 90,302,823    $273,281,435
   Short-term securities*................................       4,715,295      8,623,000      1,575,556              --
   Repurchase agreements (cost equals market)............              --             --      5,407,000      46,250,000
   Cash..................................................             557            490            293         550,791
   Foreign currency......................................              --        361,208             18         813,736
   Receivables for --
    Fund shares sold.....................................       2,545,388        310,347      1,012,624         340,011
    Dividends and accrued interest.......................         322,615        918,982        297,746       1,356,539
    Foreign currency contracts...........................              --             --      3,036,227       3,004,230
    Sales of investments.................................       6,319,324      9,435,112             --         247,829
    Variation margin on futures contracts................              --             --             --         458,346
   Prepaid expenses......................................          11,213          6,959            357           6,546
   Deferred organizational expenses......................              --             --          5,213              --
   Unrealized appreciation on forward foreign currency
    contracts............................................              --             --        271,412       1,450,941
                                                           -------------------------------------------------------------
                                                            1,039,861,355    425,276,343    101,909,269     327,760,404
                                                           -------------------------------------------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed.................................       1,051,321         57,027         58,928         109,536
    Management fees......................................         485,475        261,584         95,033         271,191
    Foreign currency contracts...........................              --             --      3,035,463       3,034,303
    Purchases of investments.............................       8,652,486      7,708,805      3,979,215       2,455,075
    Variation margin on futures contracts................          59,400             --             --              --
   Unrealized depreciation on forward foreign currency
    contracts............................................              --             --             --         697,801
   Other accrued expenses................................          97,820        243,895         84,308         299,810
   Written call options at value (proceeds $42,758 on
    Aggressive Growth)...................................              --             --             --              --
                                                           -------------------------------------------------------------
                                                               10,346,502      8,271,311      7,252,947       6,867,716
                                                           -------------------------------------------------------------
   NET ASSETS............................................  $1,029,514,853   $417,005,032   $ 94,656,322    $320,892,688
                                                           =============================================================
   Shares of beneficial interest outstanding (unlimited
    shares authorized)...................................      40,286,710     24,077,796      7,680,014      24,639,968
   Net asset value per share.............................          $25.55         $17.32          $12.33          $13.02
                                                           =============================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.......................................  $  746,344,601   $322,270,245   $ 83,828,268    $269,683,040
   Accumulated undistributed net investment income
    (loss)...............................................       1,521,035     (1,421,442)       556,774         256,560
   Accumulated undistributed net realized gain (loss) on
    investments, future contracts and options
    contracts............................................      89,348,150     18,318,062      1,263,106     (13,476,566)
   Unrealized appreciation (depreciation) on
    investments..........................................     192,313,067     77,859,376      8,742,779      63,277,973
   Unrealized foreign exchange gain (loss) on other
    assets and liabilities...............................              --        (21,209)       265,395         711,252
   Unrealized appreciation (depreciation) on futures
    contracts and options contracts......................         (12,000)            --             --         440,429
                                                           -------------------------------------------------------------
                                                           $1,029,514,853   $417,005,032   $ 94,656,322    $320,892,688
                                                           =============================================================
   * Cost
    Investment securities................................  $  833,633,896   $327,760,869   $ 81,560,044    $210,003,462
                                                           =============================================================
    Short-term securities................................  $    4,715,295   $  8,623,000   $  1,575,556    $         --
                                                           =============================================================


                                                              REAL        AGGRESSIVE     EMERGING
                                                             ESTATE         GROWTH        MARKETS
   ------------------------------------------------------  ----------------------------------------
   ASSETS:
   Investment securities, at value*......................  $51,225,699   $ 97,873,541   $27,886,986
   Short-term securities*................................    2,820,000             --            --
   Repurchase agreements (cost equals market)............           --     18,983,000       874,000
   Cash..................................................        4,292             19        91,919
   Foreign currency......................................           --             --        47,948
   Receivables for --
    Fund shares sold.....................................      113,643        269,278       201,525
    Dividends and accrued interest.......................       14,583         20,288       123,081
    Foreign currency contracts...........................           --             --       170,017
    Sales of investments.................................           --      1,046,200        95,353
    Variation margin on futures contracts................           --             --            --
   Prepaid expenses......................................          245            830           201
   Deferred organizational expenses......................        5,213            585         5,213
   Unrealized appreciation on forward foreign currency
    contracts............................................           --             --            --
                                                            54,183,675    118,193,741    29,496,243
   LIABILITIES:
   Payables for --
    Fund shares redeemed.................................       40,924         55,462         4,392
    Management fees......................................       35,500         72,800        33,232
    Foreign currency contracts...........................           --             --       171,100
    Purchases of investments.............................      807,129      5,430,755       150,033
    Variation margin on futures contracts................           --             --            --
   Unrealized depreciation on forward foreign currency
    contracts............................................           --             --        38,414
   Other accrued expenses................................       29,229         38,833        52,888
   Written call options at value (proceeds $42,758 on
    Aggressive Growth)...................................           --         65,000            --
                                                               912,782      5,662,850       450,059
   NET ASSETS............................................  $53,270,893   $112,530,891   $29,046,184
   Shares of beneficial interest outstanding (unlimited
    shares authorized)...................................    4,779,602      9,321,370     3,833,561
   Net asset value per share.............................       $11.15         $12.07         $7.58
   COMPOSITION OF NET ASSETS:
   Capital paid in.......................................  $53,356,993   $ 98,320,280   $35,450,426
   Accumulated undistributed net investment income
    (loss)...............................................      557,643        167,645        55,538
   Accumulated undistributed net realized gain (loss) on
    investments, future contracts and options
    contracts............................................      478,474      7,925,929    (2,670,333)
   Unrealized appreciation (depreciation) on
    investments..........................................   (1,122,217)     6,139,279    (3,752,591)
   Unrealized foreign exchange gain (loss) on other
    assets and liabilities...............................           --             --       (36,856)
   Unrealized appreciation (depreciation) on futures
    contracts and options contracts......................           --        (22,242)           --
                                                           $53,270,893   $112,530,891   $29,046,184
   * Cost
    Investment securities................................  $52,347,916   $ 91,734,262   $31,639,577
    Short-term securities................................  $ 2,820,000   $         --   $        --

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                                                                 WORLDWIDE
                                              CASH                    CORPORATE    HIGH-YIELD       HIGH      SUNAMERICA
                                           MANAGEMENT   GLOBAL BOND      BOND         BOND         INCOME      BALANCED
------------------------------------------------------------------------------------------------------------------------
Income:
  Interest...............................  $4,012,302   $2,280,750    $2,955,454   $12,756,318   $6,265,847   $  587,296
  Dividends..............................          --           --        53,662       158,541       99,889      254,838
                                           -----------------------------------------------------------------------------
      Total income*......................   4,012,302    2,280,750     3,009,116    12,914,859    6,365,736      842,134
                                           -----------------------------------------------------------------------------
Expenses:
  Management fees........................     377,252      329,759       264,682       791,856      695,282      208,095
  Custodian fees.........................      22,210       45,215        29,755        27,590       24,755       20,085
  Auditing fees..........................      11,565       12,720        11,920        11,670       12,615       12,335
  Reports to investors...................       4,880        4,535         2,755         8,280        5,650        2,295
  Amortization of organizational
    expenses.............................       1,220          671           671           672           --           --
  Legal fees.............................         889          715           628           889          889          715
  Trustees' fees.........................         681          269           276           802          541          182
  Interest expense.......................          --           --            --         8,653           --           --
  Other expenses.........................       2,830        1,602         1,196         2,591        1,900        3,700
                                           -----------------------------------------------------------------------------
    Total expenses.......................     421,527      395,486       311,883       853,003      741,632      247,407
                                           -----------------------------------------------------------------------------
Net investment income....................   3,590,775    1,885,264     2,697,233    12,061,856    5,624,104      594,727
                                           -----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments..........................      (6,977)   2,279,555       194,911     7,429,351    2,556,722    2,475,952
  Net realized gain on futures
    contracts............................          --           --            --            --           --           --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities..........................          --    1,611,372            --            --      (28,781)          --
  Change in unrealized appreciation/
    depreciation on investments..........      (9,913)    (448,369)      342,559    (2,722,424)    (233,195)   3,358,087
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities..........................          --     (433,753)           --            --            2           --
  Change in unrealized appreciation/
    depreciation on futures contracts and
    currency swap agreement..............          --           --            --            --           --           --
                                           -----------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
    on investments and foreign
    currencies...........................     (16,890)   3,008,805       537,470     4,706,927    2,294,748    5,834,039
                                           -----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................  $3,573,885   $4,894,069    $3,234,703   $16,768,783   $7,918,852   $6,428,766
                                           =============================================================================
---------------
* Net of foreign withholding taxes on
  interest and dividends of:.............  $       --   $    7,409    $    7,749   $        --   $   29,581   $    2,590
                                           =============================================================================

                                           BALANCED/
                                            PHOENIX
                                           INVESTMENT      ASSET
                                            COUNSEL     ALLOCATION
-----------------------------------------  ------------------------
Income:
  Interest...............................  $1,477,985   $ 8,258,271
  Dividends..............................     259,219     2,584,687
      Total income*......................   1,737,204    10,842,958
Expenses:
  Management fees........................     356,210     1,783,194
  Custodian fees.........................      35,780       101,390
  Auditing fees..........................      12,195        10,935
  Reports to investors...................       3,890        19,520
  Amortization of organizational
    expenses.............................          --           671
  Legal fees.............................         889         1,510
  Trustees' fees.........................         541         1,757
  Interest expense.......................          --            --
  Other expenses.........................       1,617         6,285
    Total expenses.......................     411,122     1,925,262
Net investment income....................   1,326,082     8,917,696
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments..........................   3,664,600    47,262,425
  Net realized gain on futures
    contracts............................          --       367,802
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities..........................          --       129,688
  Change in unrealized appreciation/
    depreciation on investments..........   4,116,919   (17,462,509)
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities..........................          --       149,493
  Change in unrealized appreciation/
    depreciation on futures contracts and
    currency swap agreement..............          --      (115,511)
  Net realized and unrealized gain (loss)
    on investments and foreign
    currencies...........................   7,781,519    30,331,388
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................  $9,107,601   $39,249,084
---------------
* Net of foreign withholding taxes on
  interest and dividends of:.............  $    5,682   $     3,455

See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (CONTINUED)
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                                                                                        GROWTH/
                                                                                                                        PHOENIX
                                               GROWTH-       FEDERATED      VENTURE       "DOGS" OF       PUTNAM      INVESTMENT
                                 UTILITY        INCOME         VALUE         VALUE       WALL STREET#     GROWTH        COUNSEL
---------------------------------------------------------------------------------------------------------------------------------
Income:
  Interest....................  $   63,761   $  2,083,486   $    71,775   $  3,765,747    $  10,515     $   247,454   $   169,437
  Dividends...................     618,025      3,092,310       749,520      7,843,865       42,659       1,183,296       935,865
                                -------------------------------------------------------------------------------------------------
      Total income*...........     681,786      5,175,796       821,295     11,609,612       53,174       1,430,750     1,105,302
                                -------------------------------------------------------------------------------------------------
Expenses:
  Management fees.............     143,259      2,088,503       310,461      4,898,607       10,370       1,168,551       723,035
  Custodian fees..............      20,615         75,630        20,130        129,490        2,745          43,545        41,290
  Auditing fees...............      12,455         10,935        12,370          5,345        3,040          12,090        11,950
  Reports to investors........       1,420         23,800         3,090         44,205        1,830          10,140         8,705
  Amortization of
    organizational expenses...         106            672            --             --           13             672           649
  Legal fees..................         628          2,059           715          3,129        1,220             989           889
  Trustees' fees..............         182          1,931           182          4,331           61             889           875
  Other expenses..............         621          6,540           998         11,145          305           3,044         3,218
                                -------------------------------------------------------------------------------------------------
    Total expenses before
      reimbursement...........     179,286      2,210,070       347,946      5,096,252       19,584       1,239,920       790,611
    Expenses reimbursed by the
      investment adviser......          --             --            --             --       (4,893)             --            --
                                -------------------------------------------------------------------------------------------------
Net investment income.........     502,500      2,965,726       473,349      6,513,360       38,483         190,830       314,691
                                -------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain on
    investments...............   1,425,017     37,836,082     3,543,696     32,335,636           --      13,337,232    16,103,956
  Net realized gain on futures
    contracts.................          --      5,263,095            --             --           --              --            --
  Net realized foreign
    exchange gain on other
    assets and liabilities....       2,108             --             5             --           --              --            --
  Change in unrealized
    appreciation/depreciation
    on investments............     540,135     57,712,708     7,697,765     86,252,908     (351,940)     26,277,362    10,350,134
  Change in unrealized foreign
    exchange gain/loss on
    other assets and
    liabilities...............          (4)            --            --           (263)          --              --            --
  Change in unrealized
    appreciation/depreciation
    on futures contracts......          --       (256,050)           --             --           --              --            --
                                -------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments
    and foreign currencies....   1,967,256    100,555,835    11,241,466    118,588,281     (351,940)     39,614,594    26,454,090
                                -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $2,469,756   $103,521,561   $11,714,815   $125,101,641    $(313,457)    $39,805,424   $26,768,781
                                =================================================================================================
---------------
* Net of foreign withholding
  taxes on interest and
  dividends of:...............  $      610   $        909   $    12,009   $    106,117    $     769     $        --   $    18,855
                                =================================================================================================

# Commenced operations April 1, 1998

See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (CONTINUED)
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                           INTERNATIONAL   INTERNATIONAL
                                ALLIANCE       GLOBAL        GROWTH &       DIVERSIFIED       REAL       AGGRESSIVE    EMERGING
                                 GROWTH       EQUITIES        INCOME         EQUITIES        ESTATE        GROWTH       MARKETS
---------------------------------------------------------------------------------------------------------------------------------
Income:
  Interest..................  $    183,512   $   280,314    $   157,765     $   861,945    $   183,016   $  325,627   $    58,782
  Dividends.................     3,951,887     2,380,695        857,217       2,969,408        781,990      303,531       286,833
                              ---------------------------------------------------------------------------------------------------
      Total income*.........     4,135,399     2,661,009      1,014,982       3,831,353        965,006      629,158       345,615
                              ---------------------------------------------------------------------------------------------------
Expenses:
  Management fees...........     2,469,464     1,412,102        384,060       1,459,319        179,258      406,902       175,935
  Custodian fees............        78,210       238,765        109,425         358,330         21,750       34,400        63,050
  Auditing fees.............        13,420        12,160         13,245          12,335         12,555       12,370        13,175
  Reports to investors......        29,745        15,265          2,185          12,175          1,310        4,830           696
  Amortization of
    organizational
    expenses................           672           672            646              --            646          592           646
  Legal fees................         2,080         1,250            628             989            628          889           628
  Trustees' fees............         2,674         1,056            175             875            186          562           182
  Interest expense..........            --            --             --              --             --           83            --
  Other expenses............         7,290         4,660            986           2,692            746          885           870
                              ---------------------------------------------------------------------------------------------------
    Total expenses..........     2,603,555     1,685,930        511,350       1,846,715        217,079      461,513       255,182
                              ---------------------------------------------------------------------------------------------------
Net investment income.......     1,531,844       975,079        503,632       1,984,638        747,927      167,645        90,433
                              ---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss)
    on investments..........    89,448,629    20,042,710      1,458,953      (5,424,076)       481,096   11,506,508    (1,537,113)
  Net realized gain (loss)
    on futures and options
    contracts...............       682,680            --             --          17,917             --      (44,893)           --
  Net realized foreign
    exchange gain (loss) on
    other assets and
    liabilities.............            --     2,829,592       (125,550)      2,637,241             --           --      (122,546)
  Change in unrealized
   appreciation/depreciation
    on investments..........    90,634,721    40,385,224      9,006,270      52,994,470     (2,444,562)  (8,770,591)     (184,898)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities.............            --    (1,105,092)       389,802        (497,440)            --           --       (36,826)
  Change in unrealized
   appreciation/depreciation
    on futures and options
    contracts...............        (4,500)           --             --         440,429             --      (22,242)           --
                              ---------------------------------------------------------------------------------------------------
  Net realized and
    unrealized gain (loss)
    on investments and
    foreign currencies......   180,761,530    62,152,434     10,729,475      50,168,541     (1,963,466)   2,668,782    (1,881,383)
                              ---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................  $182,293,374   $63,127,513    $11,233,107     $52,153,179    $(1,215,539)  $2,836,427   $(1,790,950)
                              ===================================================================================================
---------------
*  Net of foreign
   withholding taxes on
   interest and dividends
   of:......................  $     88,239   $   240,990    $   106,618     $   421,317    $       527   $      810   $    22,264
                              ===================================================================================================
# Net of foreign withholding
taxes on
  capital gains.............  $         --   $        --    $        --     $        --    $        --   $       --   $     3,223
                              ===================================================================================================

See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                     CASH         GLOBAL       CORPORATE     HIGH-YIELD     WORLDWIDE
                                                  MANAGEMENT       BOND          BOND           BOND       HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................  $  3,590,775   $ 1,885,264   $ 2,697,233   $ 12,061,856   $  5,624,104
   Net realized gain (loss) on investments.....        (6,977)    2,279,555       194,911      7,429,351      2,556,722
   Net realized gain on futures contracts......            --            --            --             --             --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities...............            --     1,611,372            --             --        (28,781)
   Change in unrealized
    appreciation/depreciation on investments...        (9,913)     (448,369)      342,559     (2,722,424)      (233,195)
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities................................            --      (433,753)           --             --              2
   Change in unrealized
    appreciation/depreciation on futures
    contracts and currency swap agreement......            --            --            --             --             --
                                                 ----------------------------------------------------------------------
   Net increase in net assets resulting from
    operations.................................     3,573,885     4,894,069     3,234,703     16,768,783      7,918,852
                                                 ----------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income.......    (6,780,000)   (6,255,000)   (3,280,000)   (13,985,000)    (6,395,000)
    Distribution from net realized gain on
      investments..............................            --    (1,735,000)           --     (1,645,000)    (7,650,000)
                                                 ----------------------------------------------------------------------
   Total dividends and distributions to
    shareholders...............................    (6,780,000)   (7,990,000)   (3,280,000)   (15,630,000)   (14,045,000)
                                                 ----------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold...................   517,076,912    16,558,109    43,209,346    142,129,647     48,347,692
   Proceeds from shares issued for reinvestment
    of dividends and distributions.............     6,780,000     7,990,000     3,280,000     15,630,000     14,045,000
   Cost of shares repurchased..................  (420,320,839)  (11,300,295)   (8,860,462)   (64,707,895)   (33,751,549)
                                                 ----------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions.................   103,536,073    13,247,814    37,628,884     93,051,752     28,641,143
                                                 ----------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS................   100,329,958    10,151,883    37,583,587     94,190,535     22,514,995

   NET ASSETS:
   Beginning of period.........................   156,119,454    89,042,523    62,271,618    195,639,006    125,224,321
                                                 ----------------------------------------------------------------------
   End of period...............................  $256,449,412   $99,194,406   $99,855,205   $289,829,541   $147,739,316
                                                 ======================================================================
   ---------------
   Undistributed net investment income.........  $  3,578,846   $   650,592   $ 2,686,339   $ 12,049,632   $  5,616,485
                                                 ======================================================================
   Shares issued and repurchased:
   Sold........................................    49,096,428     1,448,625     3,715,070     11,749,893      3,611,403
   Issued in reinvestment of dividends and
    distributions..............................       662,109       731,015       288,225      1,323,455      1,086,233
   Repurchased.................................   (39,459,376)     (979,560)     (761,886)    (5,331,747)    (2,556,820)
                                                 ----------------------------------------------------------------------
   Net increase................................    10,299,161     1,200,080     3,241,409      7,741,601      2,140,816
                                                 ======================================================================

                                                                BALANCED/
                                                                 PHOENIX
                                                 SUNAMERICA     INVESTMENT       ASSET
                                                  BALANCED       COUNSEL       ALLOCATION
   --------------------------------------------  -----------------------------------------
   OPERATIONS:
   Net investment income.......................  $   594,727   $  1,326,082   $  8,917,696
   Net realized gain (loss) on investments.....    2,475,952      3,664,600     47,262,425
   Net realized gain on futures contracts......           --             --        367,802
   Net realized foreign exchange gain (loss) on
    other assets and liabilities...............           --             --        129,688
   Change in unrealized
    appreciation/depreciation on investments...    3,358,087      4,116,919    (17,462,509)
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities................................           --             --        149,493
   Change in unrealized
    appreciation/depreciation on futures
    contracts and currency swap agreement......           --             --       (115,511)
   Net increase in net assets resulting from
    operations.................................    6,428,766      9,107,601     39,249,084
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income.......     (470,000)    (2,165,000)   (12,565,000)
    Distribution from net realized gain on
      investments..............................   (1,630,000)    (9,655,000)   (58,650,000)
   Total dividends and distributions to
    shareholders...............................   (2,100,000)   (11,820,000)   (71,215,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold...................   33,726,120     18,133,866    146,800,871
   Proceeds from shares issued for reinvestment
    of dividends and distributions.............    2,100,000     11,820,000     71,215,000
   Cost of shares repurchased..................   (5,307,521)    (7,914,916)   (41,413,649)
   Net increase in net assets resulting from
    capital share transactions.................   30,518,599     22,038,950    176,602,222
   TOTAL INCREASE IN NET ASSETS................   34,847,365     19,326,551    144,636,306
   NET ASSETS:
   Beginning of period.........................   44,621,156     95,721,036    526,585,395
   End of period...............................  $79,468,521   $115,047,587   $671,221,701
   ---------------
   Undistributed net investment income.........  $   586,133   $  1,314,294   $  7,537,720
   Shares issued and repurchased:
   Sold........................................    2,344,998      1,219,744      9,020,279
   Issued in reinvestment of dividends and
    distributions..............................      144,429        826,573      4,576,800
   Repurchased.................................     (370,259)      (531,155)    (2,549,425)
   Net increase................................    2,119,168      1,515,162     11,047,654

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                                     GROWTH-       FEDERATED        VENTURE        "DOGS" OF
                                                       UTILITY        INCOME         VALUE           VALUE        WALL STREET#
   ---------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income...........................  $   502,500   $  2,965,726   $    473,349   $    6,513,360   $     38,483
   Net realized gain on investments................    1,425,017     37,836,082      3,543,696       32,335,636             --
   Net realized gain on futures contracts..........           --      5,263,095             --               --             --
   Net realized foreign exchange gain on other
    assets and liabilities.........................        2,108             --              5               --             --
   Change in unrealized appreciation/depreciation
    on investments.................................      540,135     57,712,708      7,697,765       86,252,908       (351,940)
   Change in unrealized foreign exchange gain/loss
    on other assets and liabilities................           (4)            --             --             (263)            --
   Change in unrealized appreciation/depreciation
    on futures contracts...........................           --       (256,050)            --               --             --
                                                     -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations................................    2,469,756    103,521,561     11,714,815      125,101,641       (313,457)
                                                     -------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income...........     (410,000)    (4,145,000)      (330,000)      (7,660,000)            --
    Distribution from net realized gain on
      investments..................................     (875,000)   (32,070,000)    (1,790,000)     (41,665,000)            --
                                                     -------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders...................................   (1,285,000)   (36,215,000)    (2,120,000)     (49,325,000)            --
                                                     -------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.......................   25,845,878    193,899,921     49,252,951      399,019,770     24,593,993
   Proceeds from shares issued for reinvestment of
    dividends and distributions....................    1,285,000     36,215,000      2,120,000       49,325,000             --
   Cost of shares repurchased......................  (10,080,793)   (87,430,216)   (12,321,604)    (145,122,133)   (10,255,963)
                                                     -------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions.....................   17,050,085    142,684,705     39,051,347      303,222,637     14,338,030
                                                     -------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS....................   18,234,841    209,991,266     48,646,162      378,999,278     14,024,573

   NET ASSETS:
   Beginning of period.............................   24,366,127    622,062,496     59,023,944    1,140,053,287             --
                                                     -------------------------------------------------------------------------
   End of period...................................  $42,600,968   $832,053,762   $107,670,106   $1,519,052,565   $ 14,024,573
                                                     =========================================================================
   ---------------
   Undistributed net investment income.............  $   508,693   $  2,959,360   $    465,504   $    6,737,033   $     38,484
                                                     =========================================================================
   Shares issued and repurchased:
   Sold............................................    1,910,703      8,637,309      3,248,571       17,637,788      2,473,873
   Issued in reinvestment of dividends and
    distributions..................................       93,386      1,571,832        136,072        2,146,431             --
   Repurchased.....................................     (743,837)    (3,940,208)      (800,804)      (6,399,317)    (1,033,389)
                                                     -------------------------------------------------------------------------
   Net increase....................................    1,260,252      6,268,933      2,583,839       13,384,902      1,440,484
                                                     =========================================================================

                                                                      GROWTH/
                                                                      PHOENIX
                                                        PUTNAM       INVESTMENT
                                                        GROWTH        COUNSEL
   ------------------------------------------------  ---------------------------
   OPERATIONS:
   Net investment income...........................  $    190,830   $    314,691
   Net realized gain on investments................    13,337,232     16,103,956
   Net realized gain on futures contracts..........            --             --
   Net realized foreign exchange gain on other
    assets and liabilities.........................            --             --
   Change in unrealized appreciation/depreciation
    on investments.................................    26,277,362     10,350,134
   Change in unrealized foreign exchange gain/loss
    on other assets and liabilities................            --             --
   Change in unrealized appreciation/depreciation
    on futures contracts...........................            --             --
   Net increase (decrease) in net assets resulting
    from operations................................    39,805,424     26,768,781
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income...........      (340,000)    (1,540,000)
    Distribution from net realized gain on
      investments..................................   (43,740,000)   (37,090,000)
   Total dividends and distributions to
    shareholders...................................   (44,080,000)   (38,630,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.......................    92,733,253     14,449,049
   Proceeds from shares issued for reinvestment of
    dividends and distributions....................    44,080,000     38,630,000
   Cost of shares repurchased......................   (46,837,072)   (26,444,245)
   Net increase in net assets resulting from
    capital share transactions.....................    89,976,181     26,634,804
   TOTAL INCREASE IN NET ASSETS....................    85,701,605     14,773,585
   NET ASSETS:
   Beginning of period.............................   234,726,214    218,495,818
   End of period...................................  $320,427,819   $233,269,403
   ---------------
   Undistributed net investment income.............  $    183,947   $    308,430
   Shares issued and repurchased:
   Sold............................................     4,663,328        924,032
   Issued in reinvestment of dividends and
    distributions..................................     2,288,681      2,642,271
   Repurchased.....................................    (2,403,473)    (1,684,213)
   Net increase....................................     4,548,536      1,882,090

    # Commenced operations April 1, 1998
    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

                                                                              INTERNATIONAL   INTERNATIONAL
                                                 ALLIANCE         GLOBAL        GROWTH &       DIVERSIFIED        REAL
                                                  GROWTH         EQUITIES        INCOME         EQUITIES         ESTATE
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income....................  $    1,531,844   $    975,079   $    503,632    $  1,984,638    $    747,927
   Net realized gain (loss) on
    investments.............................      89,448,629     20,042,710      1,458,953      (5,424,076)        481,096
   Net realized gain (loss) on futures and
    options contracts.......................         682,680             --             --          17,917              --
   Net realized foreign exchange gain (loss)
    on other assets and liabilities.........              --      2,829,592       (125,550)      2,637,241              --
   Change in unrealized
    appreciation/depreciation on
    investments.............................      90,634,721     40,385,224      9,006,270      52,994,470      (2,444,562)
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.............................              --     (1,105,092)       389,802        (497,440)             --
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts.......................          (4,500)            --             --         440,429              --
                                              ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations...............     182,293,374     63,127,513     11,233,107      52,153,179      (1,215,539)
                                              ----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment income....      (1,965,000)    (4,270,000)      (135,000)     (9,350,000)       (430,000)
    Distribution from net realized gain on
      investments...........................     (81,965,000)   (29,965,000)      (290,000)     (3,540,000)        (25,000)
                                              ----------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders............................     (83,930,000)   (34,235,000)      (425,000)    (12,890,000)       (455,000)
                                              ----------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold................     285,105,421     64,181,896     72,169,905     115,821,132      44,724,225
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions...........................      83,930,000     34,235,000        425,000      12,890,000         455,000
   Cost of shares repurchased...............    (142,417,209)   (51,943,571)   (31,590,652)    (96,008,335)    (19,802,651)
                                              ----------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..............     226,618,212     46,473,325     41,004,253      32,702,797      25,376,574
                                              ----------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.............     324,981,586     75,365,838     51,812,360      71,965,976      23,706,035

   NET ASSETS:
   Beginning of period......................     704,533,267    341,639,194     42,843,962     248,926,712      29,564,858
                                              ----------------------------------------------------------------------------
   End of period............................  $1,029,514,853   $417,005,032   $ 94,656,322    $320,892,688    $ 53,270,893
                                              ============================================================================
   ---------------
   Undistributed net investment income
    (loss)..................................  $    1,521,035   $ (1,421,442)  $    556,774    $    256,560    $    557,643
                                              ============================================================================
   Shares issued and repurchased:
   Sold.....................................      11,495,621      3,799,322      6,368,753       9,307,834       3,903,428
   Issued in reinvestment of dividends and
    distributions...........................       3,331,877      1,993,885         40,284         996,906          39,089
   Repurchased..............................      (5,765,711)    (3,096,839)    (2,844,684)     (7,632,574)     (1,727,980)
                                              ============================================================================
   Net increase.............................       9,061,787      2,696,368      3,564,353       2,672,166       2,214,537
                                              ============================================================================


                                               AGGRESSIVE      EMERGING
                                                 GROWTH        MARKETS
   -----------------------------------------  ---------------------------
   OPERATIONS:
   Net investment income....................  $    167,645   $     90,433
   Net realized gain (loss) on
    investments.............................    11,506,508     (1,537,113)
   Net realized gain (loss) on futures and
    options contracts.......................       (44,893)            --
   Net realized foreign exchange gain (loss)
    on other assets and liabilities.........            --       (122,546)
   Change in unrealized
    appreciation/depreciation on
    investments.............................    (8,770,591)      (184,898)
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.............................            --        (36,826)
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts.......................       (22,242)            --
   Net increase (decrease) in net assets
    resulting from operations...............     2,836,427     (1,790,950)
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment income....            --       (205,000)
    Distribution from net realized gain on
      investments...........................            --             --
   Total dividends and distributions to
    shareholders............................            --       (205,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold................    33,331,670     24,049,393
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions...........................            --        205,000
   Cost of shares repurchased...............   (27,240,670)   (13,191,352)
   Net increase in net assets resulting from
    capital share transactions..............     6,091,000     11,063,041
   TOTAL INCREASE IN NET ASSETS.............     8,927,427      9,067,091
   NET ASSETS:
   Beginning of period......................   103,603,464     19,979,093
   End of period............................  $112,530,891   $ 29,046,184
   ---------------
   Undistributed net investment income
    (loss)..................................  $    167,645   $     55,538
   Shares issued and repurchased:
   Sold.....................................     2,757,207      2,963,920
   Issued in reinvestment of dividends and
    distributions...........................            --         24,849
   Repurchased..............................    (2,245,864)    (1,643,213)
   Net increase.............................       511,343      1,345,556

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                      CASH                        CORPORATE      HIGH-YIELD     WORLDWIDE
                                                   MANAGEMENT     GLOBAL BOND        BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income........................  $   6,775,888   $  3,618,389   $  3,274,207   $ 13,979,814   $  6,939,979
   Net realized gain on investments.............            925      2,772,480        505,509      9,993,528      8,159,728
   Net realized gain (loss) on futures contracts
    and options contracts.......................             --        (11,209)            --             --             --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................             --        758,012             --             --       (120,494)
   Change in unrealized
    appreciation/depreciation on investments....          2,661     (1,617,087)       718,565     (3,228,125)    (5,021,473)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...             --        956,961             --             --          4,477
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................             --             --             --             --             --
                                                  -------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations..................................      6,779,474      6,477,546      4,498,281     20,745,217      9,962,217
                                                  -------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........     (6,330,000)    (4,705,000)    (2,010,000)    (8,890,000)    (3,530,000)
    Distributions from net realized gain on
      investments...............................             --       (275,000)            --             --     (3,570,000)
                                                  -------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................     (6,330,000)    (4,980,000)    (2,010,000)    (8,890,000)    (7,100,000)
                                                  -------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    811,621,512     33,606,421     33,721,704    154,271,836    122,351,745
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............      6,330,000      4,980,000      2,010,000      8,890,000      7,100,000
   Cost of shares repurchased...................   (753,528,328)   (19,262,861)   (13,155,774)   (92,607,140)   (56,294,138)
                                                  -------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................     64,423,184     19,323,560     22,575,930     70,554,696     73,157,607
                                                  -------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.................     64,872,658     20,821,106     25,064,211     82,409,913     76,019,824
   NET ASSETS:
   Beginning of period..........................     91,246,796     68,221,417     37,207,407    113,229,093     49,204,497
                                                  -------------------------------------------------------------------------
   End of period................................  $ 156,119,454   $ 89,042,523   $ 62,271,618   $195,639,006   $125,224,321
                                                  =========================================================================

   ---------------
   Accumulated undistributed net investment
    income......................................  $   6,768,071   $  5,020,328   $  3,269,106   $ 13,972,776   $  6,387,381
                                                  =========================================================================
   Shares issued and repurchased:
   Sold.........................................     76,477,014      3,008,825      3,044,110     13,781,218      9,588,842
   Issued in reinvestment of dividends and
    distributions...............................        611,004        466,729        190,883        837,889        606,319
   Repurchased..................................    (71,025,735)    (1,726,496)    (1,194,160)    (8,319,515)    (4,394,496)
                                                  -------------------------------------------------------------------------
   Net increase.................................      6,062,283      1,749,058      2,040,833      6,299,592      5,800,665
                                                  =========================================================================

                                                                  BALANCED/
                                                                   PHOENIX
                                                  SUNAMERICA     INVESTMENT
                                                   BALANCED        COUNSEL
   ---------------------------------------------  ---------------------------
   OPERATIONS:
   Net investment income........................  $   465,338   $   2,159,933
   Net realized gain on investments.............    1,624,801       9,676,697
   Net realized gain (loss) on futures contracts
    and options contracts.......................           --          24,811
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................           --              --
   Change in unrealized
    appreciation/depreciation on investments....    2,742,326      (1,288,697)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...           --              --
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................           --              --
   Net increase in net assets resulting from
    operations..................................    4,832,465      10,572,744
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........      (60,000)     (1,265,000)
    Distributions from net realized gain on
      investments...............................      (40,000)     (2,245,000)
   Total dividends and distributions to
    shareholders................................     (100,000)     (3,510,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   35,534,375      34,361,684
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............      100,000       3,510,000
   Cost of shares repurchased...................   (5,969,478)    (19,233,950)
   Net increase in net assets resulting from
    capital share transactions..................   29,664,897      18,637,734
   TOTAL INCREASE IN NET ASSETS.................   34,397,362      25,700,478
   NET ASSETS:
   Beginning of period..........................   10,223,794      70,020,558
   End of period................................  $44,621,156   $  95,721,036
   ---------------
   Accumulated undistributed net investment
    income......................................  $   461,406   $   2,153,212
   Shares issued and repurchased:
   Sold.........................................    2,875,391       2,475,607
   Issued in reinvestment of dividends and
    distributions...............................        8,651         269,378
   Repurchased..................................     (485,362)     (1,391,401)
   Net increase.................................    2,398,680       1,353,584

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                     ASSET                        GROWTH-       FEDERATED        VENTURE
                                                   ALLOCATION      UTILITY        INCOME          VALUE           VALUE
   -------------------------------------------------------------------------------------------------------------------------

   OPERATIONS:
   Net investment income........................  $ 12,074,380   $   422,847   $   4,141,826   $    327,018   $    7,890,592
   Net realized gain on investments.............    52,482,439       861,442      26,372,396      1,792,042       41,598,668
   Net realized gain on futures contracts and
    options contracts...........................     1,244,312            --       6,303,783             --               --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................       (21,372)       (3,129)             65             (1)           1,065
   Change in unrealized
    appreciation/depreciation on investments....    14,589,518     1,765,756      80,954,336      5,148,585      150,492,499
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...           627          (148)             --             --              113
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................    (1,014,448)           --        (773,581)            --               --
                                                  --------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations..................................    79,355,456     3,046,768     116,998,825      7,267,644      199,982,937
                                                  --------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........    (9,550,000)      (85,000)     (2,770,000)       (45,000)      (3,390,000)
    Distributions from net realized gain on
      investments...............................   (21,740,000)      (21,000)    (15,835,000)            --       (9,745,000)
                                                  --------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................   (31,290,000)     (106,000)    (18,605,000)       (45,000)     (13,135,000)
                                                  --------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   198,007,930    19,909,225     281,329,957     53,713,595      607,026,485
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............    31,290,000       106,000      18,605,000         45,000       13,135,000
   Cost of shares repurchased...................   (67,166,417)   (4,888,513)   (101,729,611)   (14,416,823)    (183,369,506)
                                                  --------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................   162,131,513    15,126,712     198,205,346     39,341,772      436,791,979
                                                  --------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.................   210,196,969    18,067,480     296,599,171     46,564,416      623,639,916
   NET ASSETS:
   Beginning of period..........................   316,388,426     6,298,647     325,463,325     12,459,528      516,413,371
                                                  --------------------------------------------------------------------------
   End of period................................  $526,585,395   $24,366,127   $ 622,062,496   $ 59,023,944   $1,140,053,287
                                                  ==========================================================================

   ---------------
   Accumulated undistributed net investment
    income......................................  $ 11,185,024   $   416,193   $   4,138,634   $    322,155   $    7,883,673
                                                  ==========================================================================
   Shares issued and repurchased:
   Sold.........................................    12,863,082     1,709,480      14,863,689      4,266,674       31,474,224
   Issued in reinvestment of dividends and
    distributions...............................     2,220,724         9,628       1,105,466          3,896          755,319
   Repurchased..................................    (4,387,167)     (417,938)     (5,441,625)    (1,147,636)      (9,684,502)
                                                  --------------------------------------------------------------------------
   Net increase.................................    10,696,639     1,301,170      10,527,530      3,122,934       22,545,041
                                                  ==========================================================================

   ----------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income........................  $    333,117   $  1,535,922
   Net realized gain on investments.............    43,697,799     36,951,244
   Net realized gain on futures contracts and
    options contracts...........................            --        194,755
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................            --             22
   Change in unrealized
    appreciation/depreciation on investments....       278,511     (2,566,236)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...            --             --
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................            --             --
   Net increase in net assets resulting from
    operations..................................    44,309,427     36,115,707
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........            --     (1,325,000)
    Distributions from net realized gain on
      investments...............................    (5,465,000)   (16,255,000)
   Total dividends and distributions to
    shareholders................................    (5,465,000)   (17,580,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    84,068,227     36,491,255
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............     5,465,000     17,580,000
   Cost of shares repurchased...................   (53,724,485)   (40,478,722)
   Net increase in net assets resulting from
    capital share transactions..................    35,808,742     13,592,533
   TOTAL INCREASE IN NET ASSETS.................    74,653,169     32,128,240
   NET ASSETS:
   Beginning of period..........................   160,073,045    186,367,578
   End of period................................  $234,726,214   $218,495,818
   ---------------
   Accumulated undistributed net investment
    income......................................  $    333,117   $  1,533,739
   Shares issued and repurchased:
   Sold.........................................     4,939,017      2,470,784
   Issued in reinvestment of dividends and
    distributions...............................       357,190      1,337,900
   Repurchased..................................    (3,227,119)    (2,775,949)
   Net increase.................................     2,069,088      1,032,735

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                       INTERNATIONAL   INTERNATIONAL
                                          ALLIANCE         GLOBAL       GROWTH AND      DIVERSIFIED       REAL        AGGRESSIVE
                                           GROWTH         EQUITIES        INCOME+        EQUITIES        ESTATE+        GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).......  $   1,960,357   $  1,783,905    $    76,139    $  1,750,638    $   239,201   $    (91,011)
   Net realized gain (loss) on
    investments.......................     81,524,855     26,101,178        219,703      (6,297,980)        22,378     (2,829,784)
   Net realized gain on futures
    contracts and options contracts...  1,379,640....             --             --              --             --             --
   Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.......................             --         69,950        111,488       6,707,753             --             --
   Change in unrealized
    appreciation/depreciation on
    investments.......................     34,851,529      7,084,155       (263,491)      3,910,822      1,322,345     11,818,657
   Change in unrealized foreign
    exchange gain/loss on other assets
    and liabilities...................             --      1,082,247       (124,407)        211,844             --             --
   Change in unrealized
    appreciation/depreciation on
    futures contracts, options
    contracts and currency swap
    agreements........................       (405,000)            --             --              --             --             --
                                        -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from
    operations........................    119,311,381     36,121,435         19,432       6,283,077      1,583,924      8,897,862
                                        -----------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income..........................     (1,200,000)    (2,305,000)            --      (5,175,000)            --        (43,000)
    Distributions from net realized
      gain on investments.............    (23,710,000)   (12,550,000)            --      (1,715,000)            --             --
                                        -----------------------------------------------------------------------------------------
   Total dividends and distributions
    to shareholders...................    (24,910,000)   (14,855,000)            --      (6,890,000)            --        (43,000)
                                        -----------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold..........    393,697,806    147,050,332     47,363,333     148,423,226     32,073,915     93,642,244
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions.....................     24,910,000     14,855,000             --       6,890,000             --         43,000
   Cost of shares repurchased.........   (189,842,593)   (88,014,579)    (4,538,803)    (62,787,984)    (4,092,981)   (34,060,944)
                                        -----------------------------------------------------------------------------------------
   Net increase in net assets
    resulting from capital share
    transactions......................    228,765,213     73,890,753     42,824,530      92,525,242     27,980,934     59,624,300
                                        -----------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.......    323,166,594     95,157,188     42,843,962      91,918,319     29,564,858     68,479,162
   NET ASSETS:
   Beginning of period................    381,366,673    246,482,006             --     157,008,393             --     35,124,302
                                        -----------------------------------------------------------------------------------------
   End of period......................  $ 704,533,267   $341,639,194    $42,843,962    $248,926,712    $29,564,858   $103,603,464
                                        =========================================================================================

   ---------------
   Accumulated undistributed net
    investment income.................  $   1,954,191   $  1,870,601    $   188,142    $  7,621,922    $   239,716   $         --
                                        =========================================================================================
   Shares issued and repurchased:
   Sold...............................     18,866,011      9,425,673      4,546,734      12,963,775      2,929,568      8,405,394
   Issued in reinvestment of dividends
    and distributions.................      1,397,084      1,045,391             --         646,315             --          4,470
   Repurchased........................     (9,403,821)    (5,605,026)      (431,073)     (5,452,782)      (364,503)    (2,989,260)
                                        -----------------------------------------------------------------------------------------
   Net increase.......................     10,859,274      4,866,038      4,115,661       8,157,308      2,565,065      5,420,604
                                        =========================================================================================


                                      EMERGING
                                      MARKETS+
   --------------------------------  -----------
   OPERATIONS:
   Net investment income (loss)....  $   105,714
   Net realized gain (loss) on
    investments....................     (913,203)
   Net realized gain on futures
    contracts and options contracts           --
   Net realized foreign exchange ga
    (loss) on other assets and
    liabilities....................      (33,595)
   Change in unrealized
    appreciation/depreciation on
    investments....................   (3,567,693)
   Change in unrealized foreign
    exchange gain/loss on other ass
    and liabilities................          (30)
   Change in unrealized
    appreciation/depreciation on
    futures contracts, options
    contracts and currency swap
    agreements.....................           --
   Net increase (decrease) in net
    assets resulting from
    operations.....................   (4,408,807)
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income.......................           --
    Distributions from net realized
      gain on investments..........           --
   Total dividends and distribution
    to shareholders................           --
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.......   26,523,263
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions..................           --
   Cost of shares repurchased......   (2,135,363)
   Net increase in net assets
    resulting from capital share
    transactions...................   24,387,900
   TOTAL INCREASE IN NET ASSETS....   19,979,093
   NET ASSETS:
   Beginning of period.............           --
   End of period...................  $19,979,093
   ---------------
   Accumulated undistributed net
    investment income..............  $   170,105
   Shares issued and repurchased:
   Sold............................    2,715,811
   Issued in reinvestment of divide
    and distributions..............           --
   Repurchased.....................     (227,806)
   Net increase....................    2,488,005

    + Commenced operations June 2, 1997
    See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona; and by FS Variable Separate Account (the "FS Account"), a separate account of First SunAmerica Life Insurance Company ("FS Life Company"), organized under the laws of the state of New York.

  The Trust issues 22 separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The VENTURE VALUE PORTFOLIO seeks to achieve growth of capital by investing primarily in common stocks.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the Standard & Poor's 400 Industrials.

The PUTNAM GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL and ALLIANCE GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.
                                                           ---------------------

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and current income through investment primarily in common stocks and securities principally traded on markets outside the United States that offer potential for capital growth and current income.

THE INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investment primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate instruments.

The AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing in common stocks that have above-average growth prospects primarily in emerging markets outside the United States.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND
DISTRIBUTIONS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which
---------------------
amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                ACCUMULATED              ACCUMULATED
                                                             UNDISTRIBUTED NET        UNDISTRIBUTED NET     PAID-IN
                                                          INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)   CAPITAL
                                                             ----------------------------------------------------

Global Bond*............................................         $1,729,850              $(1,729,850)       $     --
Worldwide High Income*..................................           (120,494)                 120,494              --
Utility*................................................             (3,129)                   3,129              --
Growth-Income*..........................................                 65                      (65)             --
Venture Value...........................................              1,065                   (1,065)             --
Growth/Phoenix Investment Counsel*......................                 22                      (22)             --
Global Equities.........................................            182,695                 (182,696)              1
International Growth and Income*........................            112,003                 (111,488)           (515)
International Diversified Equities*.....................          6,968,831               (6,964,267)         (4,564)
Real Estate.............................................                515                       --            (515)
Aggressive Growth.......................................             94,281                       --         (94,281)
Emerging Markets........................................             64,391                  (63,876)           (515)

  * Reclassification is primarily due to differing book/tax treatments for foreign currency transactions.

ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $223,826. During the year ended November 30, 1997 and period ended May 31, 1998, an additional $19,122 and $4,717, respectively, were incurred as part of the organization and registration of additional Portfolios. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

3. OPERATING POLICIES:

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At May 31, 1998, the Aggressive Growth, High Yield Bond, Cash Management, SunAmerica Balanced and "Dogs" of Wall Street Portfolios had a 12.6%, 5.4%, 4.4%, 3.8% and 0.9%, respectively, undivided interest, representing $18,983,000, $8,093,000, $6,481,000, $5,799,000 and $1,409,000, respectively, in principal amount, in a joint repo with PaineWebber, Inc., which is dated May 29, 1998, bears interest at the rate of 5.50% per annum, has a principal amount of $151,156,000 and a repurchase price of $151,225,280, matures on June 1, 1998 and is collateralized by $136,175,000 of U.S. Treasury Bonds, which bear interest at a rate of 6.75% per annum, mature August 15, 2026 and have an approximate value of $155,130,560.

                                                           ---------------------

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  CURRENCY SWAPS: Currency swaps involve the exchange by a Portfolio with another party of its respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its contractual delivery obligations. Currency swaps involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Changes in the value of the swap are reported as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. A realized gain or loss is recorded upon early termination of such agreement.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

---------------------

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, including short-term securities and repurchase agreements at May 31, 1998, were as follows:

                                                   AGGREGATE      AGGREGATE     UNREALIZED                        CAPITAL
                                                   UNREALIZED    UNREALIZED     GAIN/(LOSS)       COST OF          LOSS
                                                      GAIN          LOSS            NET         INVESTMENTS     CARRYOVER*+
                                                   ----------------------------------------------------------------------

Cash Management.................................  $     17,560   $    31,229   $     (13,669)  $  256,636,961   $      644
Global Bond.....................................     1,156,752     1,181,523         (24,771)      96,777,256           --
Corporate Bond**................................     2,693,910       473,667       2,220,243       97,405,968      273,407
High-Yield Bond.................................     5,009,378     6,066,646      (1,057,268)     283,954,579           --
Worldwide High Income...........................     1,765,418     4,118,758      (2,353,340)     147,579,482           --
SunAmerica Balanced.............................     7,739,776       816,555       6,923,221       73,248,947           --
Balanced/Phoenix Investment Counsel.............    10,110,952     1,416,601       8,694,351      106,269,726           --
Asset Allocation................................    50,096,206    16,965,053      33,131,153      647,193,052           --
Utility***......................................     3,020,928       427,346       2,593,582       39,988,300           --
Growth-Income**.................................   213,361,616     7,622,471     205,739,145      625,390,768           --
Federated Value.................................    15,910,594     1,868,135      14,042,459       93,230,197           --
Venture Value...................................   348,435,762    20,570,855     327,864,907    1,192,061,940           --
"Dogs" of Wall Street...........................       207,267       559,207        (351,940)      15,107,573           --
Putnam Growth...................................    76,120,803     4,229,437      71,891,366      246,169,204           --
Growth/Phoenix Investment Counsel...............    39,186,518     4,073,647      35,112,871      194,724,757           --
Alliance Growth.................................   201,358,599     9,045,532     192,313,067      838,349,191           --
Global Equities**...............................    87,078,805     9,219,429      77,859,376      336,383,869           --
International Growth and Income.................    11,242,333     2,499,554       8,742,779       88,542,600           --
International Diversified Equities**............    69,304,081     6,026,108      63,277,973      256,253,462           --
Real Estate.....................................       903,656     2,025,873      (1,122,217)      55,167,916           --
Aggressive Growth**.............................    10,962,145     4,822,866       6,139,279      110,717,262    2,868,661
Emerging Markets................................     1,553,269     5,305,860      (3,752,591)      32,513,577      927,325

  * Expire 2004-2005

 ** Post 10/31/97 Capital Loss Deferrals: Corporate Bond $735; Growth-Income
    $159,504; Global Equities $4,392,999; International Diversified Equities $7,883,251 and Aggressive Growth $542,896.

*** Post 10/31/97 Currency Loss Deferrals: Utility $379.

  + Net capital loss carryovers reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street and Aggressive Growth Portfolios, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management                      $0--$100    0.55%
                                      million
                              >  $100 million    0.50%
                              >  $300 million    0.45%
Corporate Bond                       $0--$ 50    0.70%
                                      million
                              >  $ 50 million    0.60%
                              >  $150 million    0.55%
                              >  $250 million    0.50%
Global Bond-                         $0--$ 50    0.75%
                                      million
  Asset Allocation            >  $ 50 million    0.65%
                              >  $150 million    0.60%
                              >  $250 million    0.55%
High-Yield Bond                      $0--$ 50    0.70%
                                      million
                              >  $ 50 million    0.65%
                              >  $150 million    0.60%
                              >  $250 million    0.55%

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Worldwide High                        >  $  0    1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-                 $0--$ 50    0.70%
  Balanced/Phoenix                    million    0.65%
  Investment Counsel-         >  $ 50 million    0.60%
  Growth-Income-              >  $150 million    0.55%
  Alliance Growth-            >  $300 million    0.50%
  Growth/Phoenix              >  $500 million
  Investment Counsel
Utility-Federated Value              $0--$150    0.75%
                                      million
                              >  $150 million    0.60%
                              >  $500 million    0.50%

                                                           ---------------------

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Venture Value-Real Estate            $0--$100    0.80%
                                      million
                              >  $100 million    0.75%
                              >  $500 million    0.70%
"Dogs" of Wall Street                 >  $  0    0.60%
Putnam Growth                        $0--$150    0.85%
                                      million
                              >  $150 million    0.80%
                              >  $300 million    0.70%
International Growth and             $0--$150    1.00%
                                      million
  Income                      >  $150 million    0.90%
                              >  $300 million    0.80%

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Global Equities                      $0--$ 50    0.90%
                                      million
                              >  $ 50 million    0.80%
                              >  $150 million    0.70%
                              >  $300 million    0.65%
Aggressive Growth                    $0--$100    0.75%
                                      million
                              >  $100 million   0.675%
                              >  $250 million   0.625%
                              >  $500 million    0.60%
Emerging Markets                      >  $  0    1.25%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Utility and Federated Value Portfolios; Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter Discover & Co., serves as subadviser for the Worldwide High Income and International Diversified Equities Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios; Alliance Capital Management L.P. serves as a subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value and Real Estate Portfolios; and Putnam Investment Management, Inc. serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Corporate Bond                       $0--$ 25    0.30%
                                      million
                              >  $ 25 million    0.25%
                              >  $ 50 million    0.20%
                              >  $150 million    0.15%
Global Bond-                         $0--$ 50    0.40%
  Asset Allocation                    million    0.30%
                              >  $ 50 million    0.25%
                              >  $150 million    0.20%
                              >  $250 million
Worldwide High Income-               $0--$350    0.65%
  International Diversified           million    0.60%
  Equities                    >  $350 million
Balanced/Phoenix                     $0--$ 50    0.35%
  Investment Counsel-                 million    0.30%
  Growth-Income-              >  $ 50 million    0.25%
  Alliance Growth-            >  $150 million    0.20%
  Growth/Phoenix              >  $300 million    0.15%
  Investment Counsel          >  $500 million
Utility-Federated Value              $0--$ 20    0.55%
                                      million
                              >  $ 20 million    0.35%
                              >  $ 50 million    0.25%
                              >  $150 million    0.20%
                              >  $500 million    0.15%

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Venture Value-Real Estate            $0--$100    0.45%
                                      million
                              >  $100 million    0.40%
                              >  $500 million    0.35%
Putnam Growth                        $0--$150    0.50%
                                      million
                              >  $150 million    0.45%
                              >  $300 million    0.35%
Global Equities                      $0--$ 50    0.50%
                                      million
                              >  $ 50 million    0.40%
                              >  $150 million    0.30%
                              >  $300 million    0.25%
International Growth                 $0--$150    0.65%
                                      million
  and Income                  >  $150 million    0.55%
                              >  $300 million    0.45%
Emerging Markets                     $0--$150    1.00%
                                      million
                              >  $150 million    0.95%
                              >  $300 million    0.85%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets:
Utility Portfolio -- 1.05%, "Dogs" of Wall Street Portfolio -- 0.85%, International Growth and Income Portfolio -- 1.60%, Real Estate
Portfolio -- 1.25% and Emerging Markets Portfolio -- 1.90%. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.
---------------------

  At May 31, 1998, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
                                                                RECOUPED    RECOUPMENT
                                                                --------    ----------
SunAmerica Balanced Portfolio...............................    $ 2,613      $    --
Utility Portfolio...........................................     15,198       26,555
"Dogs" of Wall Street.......................................         --        4,893
International Growth and Income Portfolio...................     52,507           --
Real Estate Portfolio.......................................      7,874           --
Emerging Markets Portfolio..................................     10,157       45,457

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the six months ended May 31, 1998, was as follows:

                                 CASH         GLOBAL       CORPORATE     HIGH-YIELD     WORLDWIDE     SUNAMERICA
                              MANAGEMENT       BOND          BOND           BOND       HIGH INCOME     BALANCED
                              -----------------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding U.S.
  government securities)....  $        --   $88,687,078   $34,870,317   $303,703,640   $114,970,768   $35,464,805
Sales of portfolio
  securities (excluding U.S.
  government securities)....           --    71,031,754     8,581,378    219,001,341     97,953,448    20,519,552
Purchases of U.S. government
  securities................           --    19,597,832     6,168,108             --             --    27,362,558
Sales of U.S. government
  securities................           --    28,576,684       498,984             --             --    15,940,167

                             BALANCED/PHOENIX
                                INVESTMENT         ASSET                          GROWTH-       FEDERATED       VENTURE
                                 COUNSEL         ALLOCATION       UTILITY          INCOME         VALUE          VALUE
                             ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding
  U.S. government
  securities)..............    $ 65,287,244     $295,352,902    $ 30,896,573    $301,787,200   $ 57,735,182   $340,685,904
Sales of portfolio
  securities (excluding
  U.S. government
  securities)..............      43,111,686      180,119,626      12,930,898     195,985,759     19,484,359     79,899,347
Purchases of U.S.
  government
  securities...............      17,148,025      236,778,947              --              --             --             --
Sales of U.S. government
  securities...............      24,160,581      234,445,798              --       7,717,335             --             --

                                                               GROWTH/PHOENIX
                                "DOGS" OF          PUTNAM        INVESTMENT       ALLIANCE        GLOBAL
                               WALL STREET         GROWTH         COUNSEL          GROWTH        EQUITIES
                             -----------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding
  U.S. government
  securities)..............  13$,698,573....    $130,106,247    $112,642,507    $529,358,807   $166,415,665
Sales of portfolio
  securities (excluding
  U.S. government
  securities)..............  --............       82,987,847     130,489,479     380,081,594    147,916,019
Purchases of U.S.
  government
  securities...............  --............               --       3,639,657       4,106,252             --
Sales of U.S. government
  securities...............  --............               --              --       5,815,297             --

                                                           ---------------------

                              INTERNATIONAL     INTERNATIONAL
                                GROWTH AND       DIVERSIFIED                      AGGRESSIVE      EMERGING
                                  INCOME          EQUITIES       REAL ESTATE        GROWTH        MARKETS
                              -----------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding
  U.S. government
  securities)..............    $ 53,496,446     $ 96,647,735     $ 30,185,296    $149,766,622   $ 20,494,125
Sales of portfolio
  securities (excluding
  U.S. government
  securities)..............      13,925,584       75,966,843        2,928,116     153,301,644      8,290,074
Purchases of U.S.
  government
  securities...............              --               --               --       4,461,188             --
Sales of U.S. government
  securities...............              --               --               --       6,883,188             --

7. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                       SUNAMERICA        GOLDMAN        SHELBY         DONALDSON, LUFKIN &
                                                    SECURITIES, INC.   SACHS & CO.   CULLOM DAVIS   JENRETTE SECURITIES CORP.
                                                    ----------------   -----------   ------------   -------------------------
Balanced/Phoenix Investment Counsel Portfolio......       $ 95           $    --        $   --                $ --
Asset Allocation Portfolio.........................         --            43,600            --                  --
Venture Value Portfolio............................         --                --         9,576                  --
Putnam Growth Portfolio............................        610                --            --                  --
Growth/Phoenix Investment Counsel Portfolio........        360                --            --                  --
Global Equities Portfolio..........................         --                --            --                 480

8. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond, SunAmerica Balanced, Growth-Income, Venture Value, "Dogs" of Wall Street, Alliance Growth, Global Equities and Aggressive Growth Portfolios have established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000.

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   NET                                    TOTAL        DIVIDENDS
                                                  ASSET       NET       NET REALIZED       FROM      DECLARED FROM
                                                  VALUE     INVEST-     & UNREALIZED     INVEST-          NET
                    PERIOD                      BEGINNING     MENT     GAIN (LOSS) ON      MENT       INVESTMENT
                    ENDED                       OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-
11/30/93                                         $10.00      $0.19         $ 0.01         $ 0.20        $   --
11/30/94                                          10.20       0.38          (0.02)          0.36         (0.09)
11/30/95                                          10.47       0.56           0.01           0.57         (0.34)
11/30/96                                          10.70       0.53          (0.02)          0.51         (0.45)
11/30/97                                          10.76       0.53           0.01           0.54         (0.56)
5/31/98#                                          10.74       0.25           0.01           0.26         (0.68)
Global Bond Portfolio
7/1/93-
11/30/93                                          10.00       0.13           0.17           0.30            --
11/30/94                                          10.30       0.53          (0.86)         (0.33)        (0.09)
11/30/95                                           9.83       0.60           0.97           1.57         (0.38)
11/30/96                                          11.02       0.59           0.54           1.13         (0.75)
11/30/97                                          11.40       0.52           0.38           0.90         (0.75)
5/31/98#                                          11.51       0.23           0.37           0.60         (0.79)
Corporate Bond Portfolio
7/1/93-
11/30/93                                          10.00       0.14           0.05           0.19            --
11/30/94                                          10.19       0.52          (0.87)         (0.35)        (0.05)
11/30/95                                           9.75       0.60           1.00           1.60         (0.53)
11/30/96                                          10.82       0.65           0.03           0.68         (0.41)
11/30/97                                          11.09       0.77           0.21           0.98         (0.53)
5/31/98#                                          11.54       0.39           0.09           0.48         (0.46)
High-Yield Bond Portfolio
2/9/93-
11/30/93                                          10.00       0.76           0.36           1.12            --
11/30/94                                          11.12       1.20          (1.65)         (0.45)        (0.29)
11/30/95                                          10.32       1.11           0.12           1.23         (1.02)
11/30/96                                          10.53       0.98           0.48           1.46         (0.95)
11/30/97                                          11.04       1.04           0.48           1.52         (0.74)
5/31/98#                                          11.82       0.58           0.27           0.85         (0.66)
Worldwide High Income Portfolio
10/28/94-11/30/94                                 10.00       0.04          (0.09)         (0.05)           --
11/30/95                                           9.95       1.10           0.47           1.57         (0.10)
11/30/96                                          11.42       1.25           1.60           2.85         (0.87)
11/30/97                                          13.35       0.98           0.68           1.66         (0.90)
5/31/98#                                          13.20       0.53           0.33           0.86         (0.61)
SunAmerica Balanced Portfolio
6/3/96-
11/30/96                                          10.00       0.10           1.03           1.13            --
11/30/97                                          11.13       0.23           2.15           2.38         (0.04)
5/31/98#                                          13.45       0.14           1.50           1.64         (0.11)
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94                                 10.00       0.04          (0.08)         (0.04)           --
11/30/95                                           9.96       0.34           2.23           2.57         (0.05)
11/30/96                                          12.48       0.34           1.31           1.65         (0.19)
11/30/97                                          13.63       0.37           1.39           1.76         (0.23)
5/31/98#                                          14.75       0.18           1.15           1.33         (0.31)

                                                 DIVIDENDS     NET                   NET                    RATIO OF NET
                                                 FROM NET     ASSET                 ASSETS     RATIO OF      INVESTMENT
                                                 REALIZED     VALUE                 END OF    EXPENSES TO    INCOME TO
                    PERIOD                        GAIN ON     END OF     TOTAL      PERIOD    AVERAGE NET   AVERAGE NET    PORTFOLIO
                    ENDED                       INVESTMENTS   PERIOD   RETURN***   (000'S)      ASSETS         ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-
11/30/93                                          $   --      $10.20      2.00%    $ 24,603      0.71%+++       2.53%+++       --%
11/30/94                                              --       10.47      3.51       89,098      0.70++         3.73++         --
11/30/95                                              --       10.70      5.59       90,731      0.67           5.32           --
11/30/96                                              --       10.76      4.92       91,247      0.62           4.90           --
11/30/97                                              --       10.74      5.22      156,119      0.63           5.06           --
5/31/98#                                              --       10.32      2.47      256,449     0.62+           5.25+          --
Global Bond Portfolio
7/1/93-
11/30/93                                              --       10.30      3.00       25,010      1.35+++        3.56+++        84
11/30/94                                           (0.05)       9.83     (3.18)      44,543      1.06           5.29          347
11/30/95                                              --       11.02     16.40       59,759      0.95           5.89          339
11/30/96                                              --       11.40     10.94       68,221      0.89           5.44          223
11/30/97                                           (0.04)      11.51      8.43       89,043      0.90           4.70          360
5/31/98#                                           (0.22)      11.10      5.39       99,194     0.84+           4.02+         118
Corporate Bond Portfolio
7/1/93-
11/30/93                                              --       10.19      1.90       11,667      0.94+++        3.92+++       208
11/30/94                                           (0.04)       9.75     (3.41)      15,869      0.94++         5.21++        419
11/30/95                                              --       10.82     17.01       29,475      0.96++         5.93++        412
11/30/96                                              --       11.09      6.51       37,207      0.97           6.11          338
11/30/97                                              --       11.54      9.26       62,272      0.91           6.99           49
5/31/98#                                              --       11.56      4.18       99,855     0.78+           6.75+          12
High-Yield Bond Portfolio
2/9/93-
11/30/93                                              --       11.12     11.20       41,851      0.94+++        9.43+++       229
11/30/94                                           (0.06)      10.32     (4.26)      55,803      0.92++        11.07++        225
11/30/95                                              --       10.53     12.64       82,174      0.80          10.80          174
11/30/96                                              --       11.04     14.86      113,229      0.77           9.41          107
11/30/97                                              --       11.82     14.53      195,639      0.75           9.26          243
5/31/98#                                           (0.08)      11.93      7.28      289,830     0.69+           9.72+          92
Worldwide High Income Portfolio
10/28/94-11/30/94                                     --        9.95     (0.50)      10,478      1.60+++        4.48+++         2
11/30/95                                              --       11.42     16.02       21,515      1.30          10.46          176
11/30/96                                           (0.05)      13.35     26.87       49,204      1.18          10.45          177
11/30/97                                           (0.91)      13.20     14.17      125,224      1.10           7.58          146
5/31/98#                                           (0.74)      12.71      6.33      147,739     1.07+           8.09+          76
SunAmerica Balanced Portfolio
6/3/96-
11/30/96                                              --       11.13     11.30       10,224      1.00+++        1.92+++        40
11/30/97                                           (0.02)      13.45     21.48       44,621      1.00           1.82          143
5/31/98#                                           (0.36)      14.62     12.21       79,469     0.82+           1.97+          64
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94                                     --        9.96     (0.40)       1,516      1.00+++        4.25+++        10
11/30/95                                              --       12.48     25.89       32,429      0.98++         3.08++        153
11/30/96                                           (0.31)      13.63     13.75       70,021      0.84           2.74          194
11/30/97                                           (0.41)      14.75     13.52       95,721      0.82           2.63          271
5/31/98#                                           (1.40)      14.37      9.06      115,048     0.78+           2.51+          68

     *  Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser *** Does not reflect expenses that apply to the separate accounts of Anchor
        National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
    #  Unaudited
     +  Annualized
     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                              EXPENSES                            NET INVESTMENT INCOME
                                                -------------------------------------    ----------------------------------------
                                                1993    1994    1995    1996    1997     1993    1994     1995     1996     1997
                                                -------------------------------------    ----------------------------------------
Cash Management Portfolio...................    1.10%   0.78%   0.67%   0.62%   0.63%    2.14%    3.65%    5.32%    4.90%   5.06%
Global Bond Portfolio.......................    1.81    1.06    0.95    0.89    0.90     3.10     5.29     5.89     5.44    4.70
Corporate Bond Portfolio....................    1.81    1.09    0.97    0.97    0.91     3.05     5.06     5.92     6.11    6.99
High-Yield Bond Portfolio...................    1.29    0.93    0.80    0.77    0.75     9.08    11.06    10.80     9.41    9.26
Worldwide High Income Portfolio.............      --    2.26    1.30    1.18    1.10       --     3.82    10.46    10.45    7.58
SunAmerica Balanced Portfolio...............      --      --      --    1.43    1.00       --       --       --     1.49    1.82
Balanced/Phoenix Investment Counsel
  Portfolio.................................      --    6.82    1.11    0.84    0.82       --    (1.57)    2.95     2.74    2.63

See Notes to Financial Statements.
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   NET                                    TOTAL        DIVIDENDS
                                                  ASSET       NET       NET REALIZED       FROM      DECLARED FROM
                                                  VALUE     INVEST-     & UNREALIZED     INVEST-          NET
                    PERIOD                      BEGINNING     MENT     GAIN (LOSS) ON      MENT       INVESTMENT
                    ENDED                       OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio
7/1/93-
11/30/93                                         $10.00      $0.08         $ 0.28         $ 0.36        $   --
11/30/94                                          10.36       0.29          (0.25)          0.04         (0.05)
11/30/95                                          10.32       0.42           2.24           2.66         (0.20)
11/30/96                                          12.74       0.48           2.00           2.48         (0.31)
11/30/97                                          14.52       0.44           2.55           2.99         (0.40)
5/31/98#                                          16.21       0.24           0.93           1.17         (0.35)
Utility Portfolio
6/3/96-
11/30/96                                          10.00       0.24           0.51           0.75            --
11/30/97                                          10.75       0.36           1.91           2.27         (0.09)
5/31/98#                                          12.91       0.20           0.92           1.12         (0.16)
Growth-Income Portfolio
2/9/93-
11/30/93                                          10.00       0.12           0.49           0.61            --
11/30/94                                          10.61       0.13          (0.36)         (0.23)        (0.04)
11/30/95                                          10.33       0.17           3.31           3.48         (0.10)
11/30/96                                          13.71       0.18           3.48           3.66         (0.12)
11/30/97                                          16.82       0.17           4.69           4.86         (0.13)
5/31/98#                                          20.82       0.09           3.20           3.29         (0.13)
Federated Value Portfolio
6/3/96-
11/30/96                                          10.00       0.07           1.01           1.08            --
11/30/97                                          11.08       0.13           2.72           2.85         (0.03)
5/31/98#                                          13.90       0.09           2.13           2.22         (0.06)
Venture Value Portfolio
10/28/94-11/30/94                                 10.00       0.03          (0.25)         (0.22)           --
11/30/95                                           9.78       0.17           3.55           3.72         (0.03)
11/30/96                                          13.47       0.18           3.46           3.64         (0.09)
11/30/97                                          16.90       0.19           4.73           4.92         (0.09)
5/31/98#                                          21.47       0.11           2.06           2.17         (0.12)
"Dogs" of Wall Street Portfolio
4/1/98-
5/31/98#                                          10.00       0.03          (0.29)         (0.26)           --
Putnam Growth Portfolio
2/9/93-
11/30/93                                          10.00       0.02           0.02           0.04            --
11/30/94                                          10.04       0.03          (0.01)          0.02         (0.01)
11/30/95                                          10.05      (0.01)          3.09           3.08         (0.03)
11/30/96                                          13.10         --           2.61           2.61            --
11/30/97                                          15.71       0.03           3.93           3.96            --
5/31/98#                                          19.15       0.01           3.01           3.02         (0.02)
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93                                          10.00       0.17           0.61           0.78            --
11/30/94                                          10.78       0.16          (0.87)         (0.71)        (0.06)
11/30/95                                          10.01       0.12           3.14           3.26         (0.13)
11/30/96                                          13.14       0.11           2.16           2.27         (0.11)
11/30/97                                          14.39       0.11           2.48           2.59         (0.10)
5/31/98#                                          15.62       0.02           1.94           1.96         (0.12)

                                                 DIVIDENDS     NET                    NET                     RATIO OF NET
                                                 FROM NET     ASSET                  ASSETS      RATIO OF      INVESTMENT
                                                 REALIZED     VALUE                  END OF     EXPENSES TO    INCOME TO
                    PERIOD                        GAIN ON     END OF     TOTAL       PERIOD     AVERAGE NET   AVERAGE NET  PORTFOLIO
                    ENDED                       INVESTMENTS   PERIOD   RETURN***    (000'S)       ASSETS         ASSETS     TURNOVER
------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio
7/1/93-
11/30/93                                          $   --      $10.36      3.60%    $   35,590      0.99%+++       2.33%+++       71%
11/30/94                                           (0.03)      10.32      0.30        106,856      0.94++         2.71++        152
11/30/95                                           (0.04)      12.74     26.10        199,836      0.81           3.62          207
11/30/96                                           (0.39)      14.52     20.27        316,388      0.74           3.66          200
11/30/97                                           (0.90)      16.21     21.97        526,585      0.68           2.88          176
5/31/98#                                           (1.61)      15.42      7.09        671,222     0.64+           2.96+          78
Utility Portfolio
6/3/96-
11/30/96                                              --       10.75      7.50          6,299      1.05+++        4.41+++        24
11/30/97                                           (0.02)      12.91     21.26         24,366      1.05++         3.15++         77
5/31/98#                                           (0.33)      13.54      8.60         42,601     1.05+           2.94+          40
Growth-Income Portfolio
2/9/93-
11/30/93                                              --       10.61      6.10         45,080      0.82+++        1.59+++        27
11/30/94                                           (0.01)      10.33     (2.20)        84,899      0.81++         1.26++         59
11/30/95                                              --       13.71     33.89        171,281      0.77           1.42           59
11/30/96                                           (0.43)      16.82     27.41        325,463      0.72           1.21           82
11/30/97                                           (0.73)      20.82     30.11        622,062      0.65           0.89           44
5/31/98#                                           (0.96)      23.02     15.82        832,054     0.60+           0.81+          31
Federated Value Portfolio
6/3/96-
11/30/96                                              --       11.08     10.80         12,460      1.05+++        1.26+++        30
11/30/97                                              --       13.90     25.75         59,024      1.03           1.03           46
5/31/98#                                           (0.30)      15.76     16.02        107,670     0.84+           1.14+          24
Venture Value Portfolio
10/28/94-11/30/94                                     --        9.78      (2.20)        4,449      1.10+++        3.93+++        --
11/30/95                                              --       13.47     38.17        154,908      1.00++         1.43++         18
11/30/96                                           (0.12)      16.90     27.44        516,413      0.85           1.21           22
11/30/97                                           (0.26)      21.47     29.62      1,140,053      0.79           0.98           22
5/31/98#                                           (0.68)      22.84     10.10      1,519,053     0.75+           0.96+           7
"Dogs" of Wall Street Portfolio
4/1/98-
5/31/98#                                              --        9.74     (2.60)        14,025   0.85+++           2.23+++        --
Putnam Growth Portfolio
2/9/93-
11/30/93                                              --       10.04      0.40         42,911      0.97+++        0.32+++        40
11/30/94                                              --       10.05      0.19         75,342      0.96++         0.31++         54
11/30/95                                              --       13.10     30.66        115,276      0.93          (0.05)          52
11/30/96                                              --       15.71     19.92        160,073      0.90          (0.02)          63
11/30/97                                           (0.52)      19.15     26.01        234,726      0.91           0.18          125
5/31/98#                                           (3.08)      19.07     15.65        320,428     0.87+           0.13+          30
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93                                              --       10.78      7.80         65,032      0.82+++        2.20+++       165
11/30/94                                              --       10.01     (6.64)       104,194      0.81++         1.52++        211
11/30/95                                              --       13.14     32.92        149,910      0.76           1.01          229
11/30/96                                           (0.91)      14.39     18.40        186,368      0.74           0.82          164
11/30/97                                           (1.26)      15.62     19.78        218,496      0.73           0.77          217
5/31/98#                                           (2.76)      14.70     12.68        233,269     0.70+           0.28+          53

    * Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser *** Does not reflect expenses that apply to the separate accounts of Anchor
       National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
    # Unaudited
    + Annualized
    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                       EXPENSES
                                    ----------------------------------------------
                                    1993    1994    1995    1996    1997     1998
                                    ----------------------------------------------
Asset Allocation Portfolio......    1.67%   0.94%   0.81%   0.74%   0.68%     0.64%
Utility Portfolio...............      --      --      --    1.93    1.24      1.05
Growth-Income Portfolio.........    1.40    0.89    0.77    0.72    0.65      0.60
Federated Value Portfolio.......      --      --      --    1.57    1.03      0.84
Venture Value Portfolio.........      --    3.89    1.02    0.85    0.79      0.75
"Dogs" of Wall Street
  Portfolio.....................      --      --      --      --      --      1.13
Putnam Growth Portfolio.........    1.46    1.05    0.93    0.90    0.91      0.87
Growth/Phoenix Investment
  Counsel Portfolio.............    1.28    0.87    0.76    0.74    0.73      0.70

                                             NET INVESTMENT INCOME (LOSS)
                                  --------------------------------------------------
                                  1993     1994     1995     1996     1997     1998
                                  --------------------------------------------------
Asset Allocation Portfolio......   1.65%    2.71%    3.62%    3.66%    2.88%   2.96%
Utility Portfolio...............     --       --       --     3.53     2.96    2.94
Growth-Income Portfolio.........   1.01     1.18     1.42     1.21     0.89    0.81
Federated Value Portfolio.......     --       --       --     0.74     1.03    1.14
Venture Value Portfolio.........     --     1.14     1.41     1.21     0.98    0.96
"Dogs" of Wall Street
  Portfolio.....................     --       --       --       --       --    1.95
Putnam Growth Portfolio.........  (0.17)    0.22    (0.05)   (0.02)    0.18    0.13
Growth/Phoenix Investment
  Counsel Portfolio.............   1.74     1.46     1.01     0.82     0.77    0.28

See Notes to Financial Statements.
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   NET        NET                         TOTAL        DIVIDENDS
                                                  ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM
                                                  VALUE       MENT      & UNREALIZED     INVEST-          NET
                    PERIOD                      BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT
                    ENDED                       OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93                                         $10.00      $0.05         $ 0.87         $ 0.92        $   --
11/30/94                                          10.92       0.04          (0.14)         (0.10)        (0.01)
11/30/95                                          10.64       0.07           5.08           5.15         (0.03)
11/30/96                                          15.63       0.08           4.07           4.15         (0.04)
11/30/97                                          18.73       0.16           4.76           4.92         (0.05)
5/31/98#                                          22.56       0.04           5.31           5.35         (0.06)
Global Equities Portfolio
2/9/93-
11/30/93                                          10.00       0.03           0.96           0.99            --
11/30/94                                          10.99       0.05           0.71           0.76         (0.01)
11/30/95                                          11.67       0.12           1.64           1.76         (0.08)
11/30/96                                          13.06       0.14           2.19           2.33         (0.14)
11/30/97                                          14.92       0.09           1.79           1.88         (0.13)
5/31/98#                                          15.98       0.04           2.85           2.89         (0.19)
International Growth and Income Portfolio
6/2/97-
11/30/97                                          10.00       0.03           0.38           0.41            --
5/31/98#                                          10.41       0.10           1.91           2.01         (0.03)
International Diversified Equities Portfolio
10/28/94-11/30/94                                 10.00       0.01          (0.23)         (0.22)           --
11/30/95                                           9.78       0.07           0.38           0.45         (0.08)
11/30/96                                          10.15       0.05           1.43           1.48         (0.26)
11/30/97                                          11.37       0.09           0.28           0.37         (0.31)
5/31/98#                                          11.33       0.08           2.16           2.24         (0.40)
Real Estate Portfolio
6/2/97-
11/30/97                                          10.00       0.16           1.37           1.53            --
5/31/98#                                          11.53       0.20          (0.41)         (0.21)        (0.16)
Aggressive Growth Portfolio
6/3/96-
11/30/96                                          10.00       0.02           0.34           0.36            --
11/30/97                                          10.36       0.01           1.40           1.41         (0.01)
5/31/98#                                          11.76       0.02           0.29           0.31            --
                                            Emerging Markets Portfolio
6/2/97-
11/30/97                                          10.00       0.06          (2.03)         (1.97)           --
5/31/98#                                           8.03       0.03          (0.41)         (0.38)        (0.07)

                                                 DIVIDENDS     NET                    NET                     RATIO OF NET
                                                 FROM NET     ASSET                  ASSETS      RATIO OF      INVESTMENT
                                                 REALIZED     VALUE                  END OF     EXPENSES TO    INCOME TO
                    PERIOD                        GAIN ON     END OF     TOTAL       PERIOD     AVERAGE NET   AVERAGE NET  PORTFOLIO
                    ENDED                       INVESTMENTS   PERIOD   RETURN***    (000'S)       ASSETS         ASSETS     TURNOVER
------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93                                          $   --      $10.92      9.20%    $   23,256      0.82%+++       0.61%+++       73%
11/30/94                                           (0.17)      10.64     (0.93)        53,213      0.82++         0.37++        146
11/30/95                                           (0.13)      15.63     48.91        167,870      0.79           0.51          138
11/30/96                                           (1.01)      18.73     28.05        381,367      0.71           0.51          121
11/30/97                                           (1.04)      22.56     27.80        704,533      0.65           0.37          110
5/31/98#                                           (2.30)      25.55     23.85      1,029,515     0.59+           0.34+          44
Global Equities Portfolio
2/9/93-
11/30/93                                              --       10.99      9.90         43,737      1.50+++        0.38+++        58
11/30/94                                           (0.07)      11.67      6.87        136,758      1.28           0.42           67
11/30/95                                           (0.29)      13.06     15.58        165,752      1.14           1.02          106
11/30/96                                           (0.33)      14.92     18.21        246,482      1.03           1.04           70
11/30/97                                           (0.69)      15.98     13.30        341,639      0.95           0.58          115
5/31/98#                                           (1.36)      17.32     18.21        417,005     0.89+           0.51+          40
International Growth and Income Portfolio
6/2/97-
11/30/97                                              --       10.41      4.10         42,844      1.60+++        0.61+++        19
5/31/98#                                           (0.06)      12.33     19.46         94,656     1.54+           1.80+          22
International Diversified Equities Portfolio
10/28/94-11/30/94                                     --        9.78     (2.20)        12,438      1.70+++        1.60+++        --
11/30/95                                              --       10.15      4.63         48,961      1.70++         0.76++         52
11/30/96                                              --       11.37     14.85        157,008      1.59           0.47           53
11/30/97                                           (0.10)      11.33      3.52        248,927      1.35           0.82           56
5/31/98#                                           (0.15)      13.02     19.80        320,893     1.27+           1.36+          29
Real Estate Portfolio
6/2/97-
11/30/97                                              --       11.53     15.30         29,565      1.25+++        3.25+++         7
5/31/98#                                           (0.01)      11.15     (1.86)        53,271     1.01+           3.49+           8
Aggressive Growth Portfolio
6/3/96-
11/30/96                                              --       10.36      3.60         35,124      1.05+++        0.46+++        47
11/30/97                                              --       11.76     13.62        103,603      0.90          (0.13)         221
5/31/98#                                              --       12.07      2.64        112,531      0.84+          0.31+         155
                                            Em                                Emerging Markets Portfolio
6/2/97-
11/30/97                                              --        8.03    (19.70)        19,979      1.90+++        1.33+++        49
5/31/98#                                              --        7.58     (4.77)        29,046     1.90+           0.67+          33

     *  Calculated based upon average shares outstanding

    **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

    #  Unaudited

     +  Annualized

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                             EXPENSES                         NET INVESTMENT INCOME (LOSS)
                                               -------------------------------------    -----------------------------------------
                                               1993    1994    1995    1996    1997     1993     1994     1995     1996     1997
                                               -------------------------------------    -----------------------------------------
Alliance Growth Portfolio..................    1.56%   0.96%   0.79%   0.71%   0.65%    (0.13)%   0.23%    0.51%    0.51%    0.37%
Global Equities Portfolio..................    2.52    1.28    1.14    1.03    0.95     (0.64)    0.42     1.02     1.04     0.58
International Growth and Income
  Portfolio+...............................      --      --      --      --    2.02        --       --       --       --     0.19
International Diversified Equities
  Portfolio................................      --    3.50    2.09    1.59    1.35        --    (0.20)    0.37     0.47     0.82
Real Estate Portfolio+.....................      --      --      --      --    1.36        --       --       --       --     3.14
Aggressive Growth Portfolio................      --      --      --    1.09    0.90        --       --       --     0.42    (0.13)
Emerging Markets Portfolio+................      --      --      --      --    2.60        --       --       --       --     0.63

See Notes to Financial Statements.

                                                           ---------------------

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